UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2016

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Austria Capped ETF | EWO | NYSE Arca
➢	iShares MSCI Belgium Capped ETF | EWK | NYSE Arca
➢	iShares MSCI France ETF | EWQ | NYSE Arca
➢	iShares MSCI Netherlands ETF | EWN | NYSE Arca
➢	iShares MSCI Sweden ETF | EWD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Austria Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.65%, net of fees, while the total return for the Index was -8.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.95)%	(11.94)%	(11.90)%	(11.95)%	(11.94)%	(11.90)%
5 Years	(6.68)%	(6.76)%	(6.56)%	(29.22)%	(29.52)%	(28.77)%
10 Years	(4.66)%	(4.73)%	(5.16)%	(37.97)%	(38.43)%	(41.10)%

Index performance through January 31, 2008 reflects the performance of the MSCI Austria Index. Index performance beginning on February 1, 2008 through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$913.50	$2.28	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	43.48%
Industrials	26.81
Materials	11.45
Energy	11.44
Information Technology	2.79
Consumer Discretionary	2.36
Utilities	1.67

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Erste Group Bank AG	18.79%
OMV AG	9.01
Andritz AG	8.82
Voestalpine AG	7.68
Wienerberger AG	5.04
IMMOFINANZ AG	4.63
Raiffeisen Bank International AG	4.41
CA Immobilien Anlagen AG	4.19
Oesterreichische Post AG	4.06
BUWOG AG	3.82

TOTAL	70.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Belgium Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -2.49%, net of fees, while the total return for the Index was -2.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.31)%	(3.57)%	(3.16)%	(3.31)%	(3.57)%	(3.16)%
5 Years	7.27%	7.17%	8.93%	42.02%	41.38%	53.40%
10 Years	1.05%	0.97%	1.33%	11.06%	10.18%	14.13%

Index performance through November 30, 2007 reflects the performance of the MSCI Belgium Index. Index performance beginning on December 1, 2007 through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$975.10	$2.36	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Staples	32.32%
Financials	26.29
Materials	11.37
Health Care	10.42
Consumer Discretionary	4.51
Information Technology	4.43
Telecommunication Services	4.16
Industrials	3.03
Energy	1.99
Utilities	1.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Anheuser-Busch InBev SA/NV	21.96%
KBC Groep NV	7.10
Delhaize Group	5.70
UCB SA	5.07
Solvay SA	4.26
Ageas	4.06
Groupe Bruxelles Lambert SA	3.81
Proximus SADP	3.20
Umicore SA	3.08
Colruyt SA	2.71

TOTAL	60.95%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FRANCE ETF

Performance as of February 29, 2016

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.10%, net of fees, while the total return for the Index was -7.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.14)%	(12.47)%	(12.11)%	(12.14)%	(12.47)%	(12.11)%
5 Years	(0.42)%	(0.58)%	(0.45)%	(2.11)%	(2.88)%	(2.22)%
10 Years	0.92%	0.83%	1.01%	9.57%	8.66%	10.53%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$919.00	$2.29	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Discretionary	18.67%
Industrials	18.51
Financials	16.99
Consumer Staples	11.18
Health Care	10.51
Energy	9.27
Materials	4.11
Telecommunication Services	3.66
Utilities	3.62
Information Technology	3.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Total SA	8.80%
Sanofi	8.33
BNP Paribas SA	4.41
LVMH Moet Hennessy Louis Vuitton SE	4.16
AXA SA	3.88
L’Oreal SA	3.81
Danone SA	3.67
Airbus Group SE	3.42
Air Liquide SA	3.21
Orange SA	3.08

TOTAL	46.77%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI NETHERLANDS ETF

Performance as of February 29, 2016

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -5.96%, net of fees, while the total return for the Index was -5.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(9.33)%	(9.65)%	(8.97)%	(9.33)%	(9.65)%	(8.97)%
5 Years	2.62%	2.47%	2.87%	13.83%	12.99%	15.18%
10 Years	3.16%	3.09%	3.54%	36.48%	35.62%	41.58%

Index performance through January 31, 2008 reflects the performance of the MSCI Netherlands Index. Index performance beginning on February 1, 2008 reflects the performance of the MSCI Netherlands Investable Market Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$940.40	$2.32	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Staples	31.07%
Financials	19.08
Industrials	14.36
Information Technology	13.55
Consumer Discretionary	9.77
Materials	7.13
Telecommunication Services	3.20
Energy	1.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Unilever NV CVA	18.91%
ING Groep NV CVA	12.32
ASML Holding NV	8.58
Koninklijke Philips NV	6.53
Koninklijke Ahold NV	4.83
Heineken NV	4.76
RELX NV	4.44
Akzo Nobel NV	3.94
Koninklijke KPN NV	3.20
Wolters Kluwer NV	3.09

TOTAL	70.60%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN ETF

Performance as of February 29, 2016

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.87%, net of fees, while the total return for the Index was -8.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.74)%	(18.01)%	(18.82)%	(17.74)%	(18.01)%	(18.82)%
5 Years	0.58%	0.57%	0.24%	2.96%	2.86%	1.23%
10 Years	4.85%	4.80%	4.67%	60.56%	59.83%	57.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$911.30	$2.28	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	32.01%
Industrials	28.06
Consumer Discretionary	11.95
Information Technology	11.16
Consumer Staples	7.68
Telecommunication Services	5.48
Health Care	1.38
Materials	1.25
Energy	1.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Hennes & Mauritz AB Class B	9.40%
Nordea Bank AB	9.26
Telefonaktiebolaget LM Ericsson Class B	8.49
Svenska Handelsbanken AB Class A	5.90
Assa Abloy AB	5.89
Swedbank AB Class A	4.95
Svenska Cellulosa AB SCA Class B	4.90
Volvo AB Class B	4.70
Investor AB Class B	4.67
Atlas Copco AB Class A	4.59

TOTAL	62.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.34%

AEROSPACE & DEFENSE — 0.81%
FACC AGa,b	81,107	$460,463

		460,463
AIR FREIGHT & LOGISTICS — 3.99%
Oesterreichische Post AG	63,054	2,267,040

		2,267,040
BANKS — 22.82%
Erste Group Bank AGa	406,894	10,489,078
Raiffeisen Bank International AGa	184,731	2,462,829

		12,951,907
BUILDING PRODUCTS — 4.95%
Wienerberger AG	159,062	2,811,061

		2,811,061
CHEMICALS — 1.98%
Lenzing AG	17,382	1,121,853

		1,121,853
CONSTRUCTION & ENGINEERING — 1.19%
Porr AG	24,692	677,569

		677,569
CONSTRUCTION MATERIALS — 1.73%
RHI AG	58,884	984,019

		984,019
ELECTRIC UTILITIES — 1.64%
EVN AG	86,377	932,992

		932,992
ELECTRICAL EQUIPMENT — 1.84%
Zumtobel Group AG	61,926	1,045,284

		1,045,284
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.74%
Austria Technologie & Systemtechnik AG	65,789	937,858
Kapsch TrafficCom AG	17,089	618,316

		1,556,174
ENERGY EQUIPMENT & SERVICES — 2.39%
Schoeller-Bleckmann Oilfield Equipment AG	23,900	1,355,559

		1,355,559
HOTELS, RESTAURANTS & LEISURE — 2.33%
DO & CO AG	12,354	1,319,907

		1,319,907

Security	Shares	Value
INSURANCE — 2.55%
UNIQA Insurance Group AG	238,940	$1,450,239

		1,450,239
MACHINERY — 11.74%
Andritz AG	102,659	4,923,002
Palfinger AG	35,860	884,865
Semperit AG Holding	26,580	857,751

		6,665,618
METALS & MINING — 7.56%
Voestalpine AG	147,843	4,289,057

		4,289,057
OIL, GAS & CONSUMABLE FUELS — 8.86%
OMV AG	191,411	5,028,900

		5,028,900
REAL ESTATE MANAGEMENT & DEVELOPMENT — 17.39%
BUWOG AG	103,317	2,134,607
CA Immobilien Anlagen AG	137,754	2,340,194
Conwert Immobilien Invest SEa	127,739	1,782,820
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AGa	1,267,702	2,581,289
IMMOFINANZ AG Escrow[a]	897,599	10
S IMMO AG	122,971	1,030,165

		9,869,096
TRANSPORTATION INFRASTRUCTURE — 1.83%
Flughafen Wien AG	11,900	1,038,015

		1,038,015

TOTAL COMMON STOCKS
(Cost: $83,486,968)		55,824,753

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	28,551	28,551
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,449	1,449
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	37,606	37,606

		67,606

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,606)		67,606

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.46%
(Cost: $83,554,574)	$55,892,359
Other Assets, Less Liabilities — 1.54%	876,741

NET ASSETS — 100.00%	$56,769,100

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 1.98%
bpost SA	147,135	$3,657,016

		3,657,016
BANKS — 7.08%
KBC Groep NV	246,388	13,091,163

		13,091,163
BEVERAGES — 21.92%
Anheuser-Busch InBev SA/NV	359,862	40,508,444

		40,508,444
BIOTECHNOLOGY — 2.52%
Ablynx NVa	168,060	2,143,790
Galapagos NVa,b	59,911	2,516,298

		4,660,088
CAPITAL MARKETS — 1.22%
Gimv NV	46,554	2,246,908

		2,246,908
CHEMICALS — 8.70%
Solvay SA	84,708	7,868,457
Tessenderlo Chemie NVa	74,550	2,517,147
Umicore SA	125,539	5,690,111

		16,075,715
COMMUNICATIONS EQUIPMENT — 0.95%
EVS Broadcast Equipment SA	52,981	1,750,022

		1,750,022
CONSTRUCTION & ENGINEERING — 1.04%
Cie. d’Entreprises CFE	20,086	1,925,571

		1,925,571
DISTRIBUTORS — 1.27%
D’ieteren SA/NV	63,630	2,350,665

		2,350,665
DIVERSIFIED FINANCIAL SERVICES — 7.35%
Ackermans & van Haaren NV	33,188	4,381,342
Groupe Bruxelles Lambert SA	91,866	7,029,115
KBC Ancora	68,180	2,176,129

		13,586,586
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.19%
Proximus SADP	186,830	5,902,230

		5,902,230
ELECTRIC UTILITIES — 1.48%
Elia System Operator SA/NV	56,722	2,727,185

		2,727,185

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.12%
Barco NV	30,828	$2,072,408

		2,072,408
FOOD & STAPLES RETAILING — 8.39%
Colruyt SA	92,863	4,990,530
Delhaize Group	103,623	10,522,810

		15,513,340
HEALTH CARE EQUIPMENT & SUPPLIES — 1.31%
Ion Beam Applications	59,685	2,414,394

		2,414,394
HEALTH CARE PROVIDERS & SERVICES — 0.33%
Fagron[b]	100,025	600,252

		600,252
HEALTH CARE TECHNOLOGY — 1.19%
AGFA-Gevaert NVa	597,174	2,200,283

		2,200,283
INSURANCE — 4.05%
Ageas	202,707	7,489,647

		7,489,647
IT SERVICES — 0.96%
Econocom Group SA/NV	212,629	1,774,327

		1,774,327
MEDIA — 3.23%
Kinepolis Group NV	47,471	2,091,038
Telenet Group Holding NVa,b	73,812	3,881,301

		5,972,339
METALS & MINING — 2.65%
Bekaert SA	80,502	2,881,244
Nyrstar NVa,b	2,744,646	2,012,982

		4,894,226
OIL, GAS & CONSUMABLE FUELS — 1.99%
Euronav NV	227,530	2,284,833
Exmar NVb	147,298	1,389,205

		3,674,038
PERSONAL PRODUCTS — 1.95%
Ontex Group NV	102,342	3,606,763

		3,606,763
PHARMACEUTICALS — 5.06%
UCB SA	125,772	9,355,579

		9,355,579

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

February 29, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.54%
Aedifica SA	33,505	$2,181,016
Befimmo SA	40,193	2,246,910
Cofinimmo SA	31,536	3,460,810
Intervest Offices & Warehouses NVa	66,302	1,702,676
Warehouses De Pauw CVA	29,574	2,502,889

		12,094,301
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.39%
Melexis NV	50,374	2,571,671

		2,571,671
WIRELESS TELECOMMUNICATION SERVICES — 0.96%
Mobistar SAa	84,853	1,768,339

		1,768,339

TOTAL COMMON STOCKS
(Cost: $206,024,604)		184,483,500

SHORT-TERM INVESTMENTS — 2.94%

MONEY MARKET FUNDS — 2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	5,144,926	5,144,926
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	261,099	261,099
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	18,486	18,486

		5,424,511

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,424,511)		5,424,511

TOTAL INVESTMENTS IN SECURITIES — 102.76%
(Cost: $211,449,115)		189,908,011
Other Assets, Less Liabilities — (2.76)%		(5,099,678)

NET ASSETS — 100.00%		$184,808,333

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 6.21%
Airbus Group SE	190,519	$12,374,966
Safran SA	100,840	6,279,327
Thales SA	33,993	2,711,406
Zodiac Aerospace	65,320	1,092,991

		22,458,690
AIR FREIGHT & LOGISTICS — 0.30%
Bollore SA	279,658	1,080,231

		1,080,231
AUTO COMPONENTS — 2.49%
Cie. Generale des Etablissements Michelin Class B	60,140	5,449,784
Valeo SA	25,602	3,555,122

		9,004,906
AUTOMOBILES — 2.16%
Peugeot SAa	143,323	2,161,500
Renault SA	61,965	5,664,985

		7,826,485
BANKS — 8.11%
BNP Paribas SA	341,511	15,955,961
Credit Agricole SA	340,572	3,547,286
Natixis SA	302,171	1,620,607
Societe Generale SA	233,933	8,241,785

		29,365,639
BEVERAGES — 2.17%
Pernod Ricard SA	68,459	7,297,828
Remy Cointreau SA	7,869	544,639

		7,842,467
BUILDING PRODUCTS — 1.65%
Cie. de Saint-Gobain	153,710	5,974,078

		5,974,078
CHEMICALS — 3.57%
Air Liquide SA	110,933	11,592,987
Arkema SA	21,608	1,324,169

		12,917,156
COMMERCIAL SERVICES & SUPPLIES — 0.68%
Edenred	66,919	1,176,462
Societe BIC SA	9,293	1,290,436

		2,466,898
CONSTRUCTION & ENGINEERING — 3.67%
Bouygues SA	65,397	2,562,675

Security	Shares	Value
Vinci SA	154,709	$10,728,085

		13,290,760
CONSTRUCTION MATERIALS — 0.19%
Imerys SA	11,630	705,121

		705,121
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Eurazeo SA	12,911	756,695
Wendel SA	9,278	882,693

		1,639,388
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.66%
Iliad SA	8,509	2,090,860
Orange SA	640,511	11,145,597

		13,236,457
ELECTRIC UTILITIES — 0.23%
Electricite de France SA	77,971	823,896

		823,896
ELECTRICAL EQUIPMENT — 4.15%
Legrand SA	86,044	4,292,645
Schneider Electric SE	179,973	10,710,258

		15,002,903
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Ingenico Group SA	17,712	1,794,402

		1,794,402
ENERGY EQUIPMENT & SERVICES — 0.47%
Technip SA	33,999	1,690,264

		1,690,264
FOOD & STAPLES RETAILING — 1.53%
Carrefour SA	178,515	4,731,789
Casino Guichard Perrachon SAb	18,188	821,118

		5,552,907
FOOD PRODUCTS — 3.66%
Danone SA	190,044	13,263,004

		13,263,004
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Essilor International SA	66,207	7,887,918

		7,887,918
HOTELS, RESTAURANTS & LEISURE — 1.66%
Accor SA	68,282	2,904,610
Sodexo SA	30,370	3,090,972

		5,995,582

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 29, 2016

Security	Shares	Value
INSURANCE — 4.58%
AXA SA	635,564	$14,015,163
CNP Assurances	55,186	817,887
SCOR SE	49,578	1,737,544

		16,570,594
IT SERVICES — 1.79%
Atos SE	28,302	2,068,042
Cap Gemini SA	52,716	4,393,267

		6,461,309
MACHINERY — 0.30%
Alstom SAa,b	49,353	1,081,606

		1,081,606
MEDIA — 5.35%
Eutelsat Communications SA	54,938	1,668,118
JCDecaux SA	23,970	942,815
Lagardere SCA	38,049	1,099,494
Numericable-SFR SA	35,282	1,291,337
Publicis Groupe SA	60,961	3,786,118
SES SA	105,324	2,770,588
Vivendi SA	374,814	7,790,774

		19,349,244
METALS & MINING — 0.35%
ArcelorMittal[b]	321,871	1,250,281

		1,250,281
MULTI-UTILITIES — 3.39%
Engie SA	471,089	7,311,947
Suez Environnement Co.	96,052	1,664,105
Veolia Environnement SA	144,934	3,289,717

		12,265,769
OIL, GAS & CONSUMABLE FUELS — 8.79%
Total SA	707,595	31,810,653

		31,810,653
PERSONAL PRODUCTS — 3.80%
L’Oreal SA	81,205	13,764,397

		13,764,397
PHARMACEUTICALS — 8.32%
Sanofi	378,794	30,123,446

		30,123,446
PROFESSIONAL SERVICES — 0.47%
Bureau Veritas SA	85,624	1,709,514

		1,709,514
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.82%
Fonciere des Regions	9,682	794,995

Security	Shares	Value
Gecina SA	11,186	$1,385,573
ICADE	10,756	750,067
Klepierre	71,002	2,963,226
Unibail-Rodamco SE	31,801	7,938,640

		13,832,501
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.33%
STMicroelectronics NV	205,233	1,180,987

		1,180,987
SOFTWARE — 0.87%
Dassault Systemes	41,366	3,141,293

		3,141,293
TEXTILES, APPAREL & LUXURY GOODS — 7.00%
Christian Dior SE	17,563	3,098,138
Hermes International	8,516	2,910,088
Kering	24,416	4,263,244
LVMH Moet Hennessy Louis Vuitton SE	90,102	15,057,074

		25,328,544
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Rexel SA	97,275	1,195,401

		1,195,401
TRANSPORTATION INFRASTRUCTURE — 0.73%
Aeroports de Paris	9,572	1,124,810
Groupe Eurotunnel SE Registered	150,931	1,517,109

		2,641,919

TOTAL COMMON STOCKS
(Cost: $453,930,961)		361,526,610

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,378,882	1,378,882
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	69,977	69,977
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	160,782	160,782

		1,609,641

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,609,641)		1,609,641

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.36%
(Cost: $455,540,602)	$363,136,251
Other Assets, Less Liabilities — (0.36)%	(1,285,063)

NET ASSETS — 100.00%	$361,851,188

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AIR FREIGHT & LOGISTICS — 1.61%
PostNL NVa,b	195,857	$762,918
TNT Express NV	220,691	1,886,922

		2,649,840
BANKS — 12.30%
ING Groep NV CVA	1,711,594	20,261,790

		20,261,790
BEVERAGES — 6.98%
Heineken Holding NV	45,640	3,315,598
Heineken NV	97,111	7,825,065
Refresco Gerber NVa,c	21,579	360,258

		11,500,921
CAPITAL MARKETS — 0.42%
BinckBank NV	25,419	173,806
Flow Traders[c]	12,492	520,057

		693,863
CHEMICALS — 7.12%
Akzo Nobel NV	109,885	6,476,016
Corbion NV	26,675	594,022
Koninklijke DSM NV	80,557	3,986,956
OCI NVa	36,954	673,556

		11,730,550
CONSTRUCTION & ENGINEERING — 1.40%
Arcadis NV	29,461	425,424
Boskalis Westminster	39,004	1,422,690
Koninklijke BAM Groep NVa	102,395	464,166

		2,312,280
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,b	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.20%
Koninklijke KPN NV	1,422,608	5,269,411

		5,269,411
ELECTRICAL EQUIPMENT — 0.43%
Kendrion NV	4,964	104,043
TKH Group NV	16,213	602,476

		706,519
ENERGY EQUIPMENT & SERVICES — 0.92%
Fugro NV CVA[a,b]	29,682	508,114
SBM Offshore NVa,b	79,529	1,009,295

		1,517,409

Security	Shares	Value
FOOD & STAPLES RETAILING — 4.94%
Amsterdam Commodities NV	8,549	$208,908
Koninklijke Ahold NV	361,163	7,934,767

		8,143,675
FOOD PRODUCTS — 0.22%
Wessanen	34,501	354,253

		354,253
HOUSEHOLD DURABLES — 0.25%
TomTom NVa	45,676	411,427

		411,427
INDUSTRIAL CONGLOMERATES — 6.52%
Koninklijke Philips NV	422,011	10,745,795

		10,745,795
INSURANCE — 4.83%
Aegon NV	806,968	4,057,883
Delta Lloyd NV	100,600	629,171
NN Group NV	106,164	3,276,011

		7,963,065
IT SERVICES — 0.22%
InterXion Holding NVa	11,825	369,176

		369,176
LEISURE PRODUCTS — 0.13%
Accell Group	10,013	210,630

		210,630
MACHINERY — 0.84%
Aalberts Industries NV	44,485	1,384,561

		1,384,561
MEDIA — 9.37%
Altice NV Class Aa,b	163,620	2,355,603
Altice NV Class Ba	47,846	702,346
RELX NV	442,802	7,298,691
Wolters Kluwer NV	134,335	5,078,738

		15,435,378
OIL, GAS & CONSUMABLE FUELS — 0.91%
Koninklijke Vopak NV	31,226	1,425,171
VTTI Energy Partners LP	4,395	80,165

		1,505,336
PERSONAL PRODUCTS — 18.87%
Unilever NV CVA	721,946	31,098,751

		31,098,751
PROFESSIONAL SERVICES — 2.22%
Brunel International NVb	9,153	159,471
Randstad Holding NV	56,836	2,943,560

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 29, 2016

Security	Shares	Value
USG People NV	29,202	$546,857

		3,649,888
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.49%
Eurocommercial Properties NV	21,663	907,034
NSI NV	58,911	248,358
VastNed Retail NV	8,724	373,475
Wereldhave NV	18,157	921,913

		2,450,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.93%
ASM International NV	22,368	946,639
ASML Holding NV	153,436	14,107,502
BE Semiconductor Industries NV	13,265	336,185
NXP Semiconductors NVa	59,908	4,267,846

		19,658,172
SOFTWARE — 1.37%
Gemalto NV	35,515	2,260,148

		2,260,148
TRADING COMPANIES & DISTRIBUTORS — 1.32%
AerCap Holdings NVa	39,063	1,395,721
IMCD Group NV	21,110	771,718

		2,167,439

TOTAL COMMON STOCKS
(Cost: $190,637,468)		164,451,058

SHORT-TERM INVESTMENTS — 2.43%

MONEY MARKET FUNDS — 2.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	3,732,210	3,732,210
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	189,406	189,406
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	82,649	82,649

		4,004,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,004,265)		4,004,265

Value
TOTAL INVESTMENTS IN SECURITIES — 102.24%
(Cost: $194,641,733)	$168,455,323
Other Assets, Less Liabilities — (2.24)%	(3,684,468)

NET ASSETS — 100.00%	$164,770,855

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

BANKS — 24.63%
Nordea Bank AB	2,852,133	$28,441,965
Skandinaviska Enskilda Banken AB Class A	1,438,906	14,089,347
Svenska Handelsbanken AB Class A	1,413,569	18,120,359
Swedbank AB Class A	751,375	15,221,885

		75,873,556
BUILDING PRODUCTS — 5.87%
Assa Abloy AB	940,683	18,082,265

		18,082,265
COMMERCIAL SERVICES & SUPPLIES — 1.47%
Securitas AB Class B	302,018	4,525,576

		4,525,576
COMMUNICATIONS EQUIPMENT — 8.46%
Telefonaktiebolaget LM Ericsson Class B	2,829,328	26,073,340

		26,073,340
CONSTRUCTION & ENGINEERING — 2.49%
Skanska AB Class B	360,292	7,676,587

		7,676,587
DIVERSIFIED FINANCIAL SERVICES — 7.29%
Industrivarden AB Class C	167,145	2,574,635
Investment AB Kinnevik Class B	223,082	5,547,895
Investor AB Class B	431,988	14,339,412

		22,461,942
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.67%
TeliaSonera AB	2,458,311	11,305,672

		11,305,672
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.67%
Hexagon AB Class B	240,870	8,208,577

		8,208,577
FOOD & STAPLES RETAILING — 0.76%
ICA Gruppen AB	78,986	2,348,732

		2,348,732
HEALTH CARE EQUIPMENT & SUPPLIES — 1.37%
Getinge AB Class B	190,429	4,228,110

		4,228,110
HOUSEHOLD DURABLES — 2.54%
Electrolux AB Class B	223,667	5,252,551

Security	Shares	Value
Husqvarna AB Class B	406,794	$2,578,902

		7,831,453
HOUSEHOLD PRODUCTS — 4.89%
Svenska Cellulosa AB SCA Class B	504,039	15,064,422

		15,064,422
MACHINERY — 18.15%
Alfa Laval AB	277,559	4,362,662
Atlas Copco AB Class A	624,862	14,099,390
Atlas Copco AB Class B	372,034	7,831,474
Sandvik AB	991,264	9,036,777
SKF AB Class B	371,139	6,127,386
Volvo AB Class B	1,436,343	14,448,886

		55,906,575
METALS & MINING — 1.24%
Boliden AB	254,116	3,828,501

		3,828,501
OIL, GAS & CONSUMABLE FUELS — 1.03%
Lundin Petroleum ABa,b	203,517	3,172,807

		3,172,807
SPECIALTY RETAIL — 9.37%
Hennes & Mauritz AB Class B	888,123	28,859,939

		28,859,939
TOBACCO — 2.01%
Swedish Match AB	191,669	6,174,808

		6,174,808
WIRELESS TELECOMMUNICATION SERVICES — 1.80%
Millicom International Cellular SA SDR	62,057	2,981,140
Tele2 AB Class B	308,528	2,554,034

		5,535,174

TOTAL COMMON STOCKS
(Cost: $396,889,715)		307,158,036

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	3,165,707	3,165,707
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	160,656	160,656

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

February 29, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	19,342	$19,342

		3,345,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,345,705)		3,345,705

TOTAL INVESTMENTS IN SECURITIES — 100.80%
(Cost: $400,235,420)		310,503,741
Other Assets, Less Liabilities — (0.80)%		(2,465,776)

NET ASSETS — 100.00%		$308,037,965

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI France ETF

ASSETS
Investments, at cost:
Unaffiliated	$83,486,968	$206,024,604	$453,930,961
Affiliated (Note 2)	67,606	5,424,511	1,609,641

Total cost of investments	$83,554,574	$211,449,115	$455,540,602

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$55,824,753	$184,483,500	$361,526,610
Affiliated (Note 2)	67,606	5,424,511	1,609,641

Total fair value of investments	55,892,359	189,908,011	363,136,251
Foreign currency, at value[b]	42,444	1,592,114	292,917
Receivables:
Investment securities sold	483,025	1,859,306	506,313
Interest	99	55,517	5,429
Tax reclaims	903,355	93,360	—

Total Assets	57,321,282	193,508,308	363,940,910

LIABILITIES
Payables:
Investment securities purchased	501,378	3,221,313	504,904
Collateral for securities on loan (Note 1)	30,000	5,406,025	1,448,859
Investment advisory fees (Note 2)	20,804	72,637	135,959

Total Liabilities	552,182	8,699,975	2,089,722

NET ASSETS	$56,769,100	$184,808,333	$361,851,188

Net assets consist of:
Paid-in capital	$163,696,614	$260,982,943	$508,685,766
Undistributed (distributions in excess of) net investment income	(206,313)	(315,262)	347,674
Accumulated net realized loss	(78,859,754)	(54,307,381)	(54,770,788)
Net unrealized depreciation	(27,861,447)	(21,551,967)	(92,411,464)

NET ASSETS	$56,769,100	$184,808,333	$361,851,188

Shares outstanding[c]	4,000,000	11,200,000	15,800,000

Net asset value per share	$14.19	$16.50	$22.90

[a]	Securities on loan with values of $28,409, $5,416,399 and $1,366,526, respectively. See Note 1.
[b]	Cost of foreign currency: $44,178, $1,615,615 and $300,030, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 340.2 million, respectively.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF

ASSETS
Investments, at cost:
Unaffiliated	$190,637,468	$396,889,715
Affiliated (Note 2)	4,004,265	3,345,705

Total cost of investments	$194,641,733	$400,235,420

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$164,451,058	$307,158,036
Affiliated (Note 2)	4,004,265	3,345,705

Total fair value of investments	168,455,323	310,503,741
Foreign currency, at value[b]	120,977	131,132
Receivables:
Investment securities sold	363,122	1,664,990
Due from custodian (Note 4)	14,955	—
Dividends and interest	175,666	758
Tax reclaims	—	60,357
Foreign withholding tax claims (Note 7)	—	10,558,638

Total Assets	169,130,043	322,919,616

LIABILITIES
Payables:
Investment securities purchased	379,132	1,510,105
Collateral for securities on loan (Note 1)	3,921,616	3,326,363
IRS compliance fee for foreign withholding tax claims (Note 7)	—	8,773,929
Professional fees (Note 7)	—	1,155,865
Investment advisory fees (Note 2)	58,440	115,389

Total Liabilities	4,359,188	14,881,651

NET ASSETS	$164,770,855	$308,037,965

Net assets consist of:
Paid-in capital	$239,526,648	$447,634,794
Undistributed (distributions in excess of) net investment income	56,221	(1,064,550)
Accumulated net realized loss	(48,621,207)	(48,682,136)
Net unrealized depreciation	(26,190,807)	(89,850,143)

NET ASSETS	$164,770,855	$308,037,965

Shares outstanding[c]	7,200,000	11,175,000

Net asset value per share	$22.88	$27.56

[a]	Securities on loan with values of $3,721,613 and $3,167,596, respectively. See Note 1.
[b]	Cost of foreign currency: $120,476 and $133,143, respectively.
[c]	$0.001 par value, number of shares authorized: 255 million and 63.6 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI France ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$133,811	$1,158,634	$2,289,300
Interest — affiliated (Note 2)	17	65	102
Securities lending income — affiliated — net (Note 2)	2,581	69,088	160,318

Total investment income	136,409	1,227,787	2,449,720

EXPENSES
Investment advisory fees (Note 2)	133,671	421,083	889,571

Total expenses	133,671	421,083	889,571

Net investment income	2,738	806,704	1,560,149

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,151,322)	(1,771,012)	(3,757,350)
In-kind redemptions — unaffiliated	(59,893)	2,206,896	1,632,386
Foreign currency transactions	(7,754)	(3,392)	22,943

Net realized gain (loss)	(1,218,969)	432,492	(2,102,021)

Net change in unrealized appreciation/depreciation on:
Investments	(3,937,067)	(10,144,944)	(31,603,845)
Translation of assets and liabilities in foreign currencies	(29,749)	(15,113)	(12,449)

Net change in unrealized appreciation/depreciation	(3,966,816)	(10,160,057)	(31,616,294)

Net realized and unrealized loss	(5,185,785)	(9,727,565)	(33,718,315)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,183,047)	$(8,920,861)	$(32,158,166)

[a]	Net of foreign withholding tax of $12,320, $206,412 and $365,099, respectively.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Netherlands ETF	iShares MSCI Sweden ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$547,546	$438,140
Interest — affiliated (Note 2)	76	55
Securities lending income — affiliated — net (Note 2)	9,173	4,433

Total investment income	556,795	442,628

EXPENSES
Investment advisory fees (Note 2)	385,775	824,535

Total expenses	385,775	824,535

Net investment income (loss)	171,020	(381,907)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,240,920)	(1,566,519)
In-kind redemptions — unaffiliated	530,916	(1,282,791)
Foreign currency transactions	1,959	(5,373)

Net realized loss	(4,708,045)	(2,854,683)

Net change in unrealized appreciation/depreciation on:
Investments	(4,758,272)	(30,749,300)
Translation of assets and liabilities in foreign currencies	(10,734)	(118,628)

Net change in unrealized appreciation/depreciation	(4,769,006)	(30,867,928)

Net realized and unrealized loss	(9,477,051)	(33,722,611)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,306,031)	$(34,104,518)

[a]	Net of foreign withholding tax of $96,488 and $4,424, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Capped ETF		iShares MSCI Belgium Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,738	$942,322	$806,704	$3,303,671
Net realized gain (loss)	(1,218,969)	(5,565,859)	432,492	17,449,249
Net change in unrealized appreciation/depreciation	(3,966,816)	(2,419,854)	(10,160,057)	(19,225,017)

Net increase (decrease) in net assets resulting from operations	(5,183,047)	(7,043,391)	(8,920,861)	1,527,903

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(200,153)	(1,034,120)	(1,088,212)	(3,622,114)

Total distributions to shareholders	(200,153)	(1,034,120)	(1,088,212)	(3,622,114)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,588,043	18,333,036	96,731,949	165,245,124
Cost of shares redeemed	(12,565,742)	(17,295,697)	(55,573,316)	(174,257,196)

Net increase (decrease) in net assets from capital share transactions	6,022,301	1,037,339	41,158,633	(9,012,072)

INCREASE (DECREASE) IN NET ASSETS	639,101	(7,040,172)	31,149,560	(11,106,283)

NET ASSETS
Beginning of period	56,129,999	63,170,171	153,658,773	164,765,056

End of period	$56,769,100	$56,129,999	$184,808,333	$153,658,773

Distributions in excess of net investment income included in net assets at end of period	$(206,313)	$(8,898)	$(315,262)	$(33,754)

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	1,100,000	5,440,000	9,600,000
Shares redeemed	(800,000)	(1,100,000)	(3,280,000)	(10,240,000)

Net increase (decrease) in shares outstanding	400,000	—	2,160,000	(640,000)

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,560,149	$9,397,015	$171,020	$3,321,529
Net realized gain (loss)	(2,102,021)	(9,748,837)	(4,708,045)	4,194,752
Net change in unrealized appreciation/depreciation	(31,616,294)	(18,678,233)	(4,769,006)	(11,181,656)

Net decrease in net assets resulting from operations	(32,158,166)	(19,030,055)	(9,306,031)	(3,665,375)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,390,748)	(9,469,883)	(1,046,893)	(2,772,645)

Total distributions to shareholders	(1,390,748)	(9,469,883)	(1,046,893)	(2,772,645)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	65,496,440	212,178,798	38,745,844	119,225,740
Cost of shares redeemed	(20,235,332)	(115,462,686)	(39,904,306)	(101,596,983)

Net increase (decrease) in net assets from capital share transactions	45,261,108	96,716,112	(1,158,462)	17,628,757

INCREASE (DECREASE) IN NET ASSETS	11,712,194	68,216,174	(11,511,386)	11,190,737

NET ASSETS
Beginning of period	350,138,994	281,922,820	176,282,241	165,091,504

End of period	$361,851,188	$350,138,994	$164,770,855	$176,282,241

Undistributed net investment income included in net assets at end of period	$347,674	$178,273	$56,221	$932,094

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	8,200,000	1,700,000	4,600,000
Shares redeemed	(800,000)	(4,400,000)	(1,700,000)	(4,100,000)

Net increase in shares outstanding	1,800,000	3,800,000	—	500,000

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Sweden ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(381,907)	$14,836,137
Net realized gain (loss)	(2,854,683)	18,941,537
Net change in unrealized appreciation/depreciation	(30,867,928)	(66,312,736)

Net decrease in net assets resulting from operations	(34,104,518)	(32,535,062)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(318,546)	(16,981,496)

Total distributions to shareholders	(318,546)	(16,981,496)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,168,604	177,749,987
Cost of shares redeemed	(36,094,510)	(201,102,502)

Net increase (decrease) in net assets from capital share transactions	11,074,094	(23,352,515)

DECREASE IN NET ASSETS	(23,348,970)	(72,869,073)

NET ASSETS
Beginning of period	331,386,935	404,256,008

End of period	$308,037,965	$331,386,935

Distributions in excess of net investment income included in net assets at end of period	$(1,064,550)	$(364,097)

SHARES ISSUED AND REDEEMED
Shares sold	1,575,000	5,250,000
Shares redeemed	(1,350,000)	(6,150,000)

Net increase (decrease) in shares outstanding	225,000	(900,000)

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$15.59	$17.55	$17.87	$14.53	$18.76	$17.27

Income from investment operations:
Net investment income[a]	0.00 [b]	0.25	0.52	0.32	0.35	0.42
Net realized and unrealized gain (loss)[c]	(1.34)	(1.96)	(0.18)	3.36	(4.09)	1.53

Total from investment operations	(1.34)	(1.71)	0.34	3.68	(3.74)	1.95

Less distributions from:
Net investment income	(0.06)	(0.25)	(0.66)	(0.34)	(0.49)	(0.46)

Total distributions	(0.06)	(0.25)	(0.66)	(0.34)	(0.49)	(0.46)

Net asset value, end of period	$14.19	$15.59	$17.55	$17.87	$14.53	$18.76

Total return	(8.65)%[d]	(9.76)%	1.56%	25.49%	(19.81)%	10.92%

Ratios/Supplemental data:
Net assets, end of period (000s)	$56,769	$56,130	$63,170	$82,223	$53,757	$136,974
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.51%	0.52%	0.52%
Ratio of net investment income to average net assets[e]	0.01%	1.54%	2.64%	1.82%	2.32%	1.95%
Portfolio turnover rate[f]	5%	18%	30%	26%	13%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$17.00	$17.02	$14.36	$11.97	$12.60	$11.78

Income from investment operations:
Net investment income[a]	0.08	0.34	0.32	0.42	0.38	0.35
Net realized and unrealized gain (loss)[b]	(0.50)	(0.00)[c]	2.95	2.36	(0.33)	0.80

Total from investment operations	(0.42)	(0.34)	3.27	2.78	0.05	1.15

Less distributions from:
Net investment income	(0.08)	(0.36)	(0.61)	(0.39)	(0.67)	(0.33)
Return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.08)	(0.36)	(0.61)	(0.39)	(0.68)	(0.33)

Net asset value, end of period	$16.50	$17.00	$17.02	$14.36	$11.97	$12.60

Total return	(2.49)%[d]	1.95%	23.05%	23.43%	1.11%	9.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,808	$153,659	$164,765	$71,216	$25,386	$31,256
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[e]	0.91%	2.01%	1.90%	3.01%	3.35%	2.56%
Portfolio turnover rate[f]	9%	7%	13%	24%	19%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$25.01	$27.64	$24.85	$20.70	$22.60	$21.03

Income from investment operations:
Net investment income[a]	0.10	0.74	0.66	0.69	0.59	0.86
Net realized and unrealized gain (loss)[b]	(2.12)	(2.69)	2.86	4.14	(1.80)	1.38

Total from investment operations	(2.02)	(1.95)	3.52	4.83	(1.21)	2.24

Less distributions from:
Net investment income	(0.09)	(0.68)	(0.73)	(0.68)	(0.69)	(0.67)
Return of capital	—	—	—	—	(0.00)[c]	—

Total distributions	(0.09)	(0.68)	(0.73)	(0.68)	(0.69)	(0.67)

Net asset value, end of period	$22.90	$25.01	$27.64	$24.85	$20.70	$22.60

Total return	(8.10)%[d]	(7.17)%	14.07%	23.56%	(5.05)%	10.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$361,851	$350,139	$281,923	$526,839	$401,626	$357,137
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[e]	0.83%	2.85%	2.36%	2.94%	2.91%	3.38%
Portfolio turnover rate[f]	2%	6%	6%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$24.48	$24.64	$22.52	$18.23	$18.45	$17.89

Income from investment operations:
Net investment income[a]	0.02	0.50	0.45	0.44	0.39	0.48
Net realized and unrealized gain (loss)[b]	(1.48)	(0.27)	2.22	4.19	(0.08)	0.55

Total from investment operations	(1.46)	0.23	2.67	4.63	0.31	1.03

Less distributions from:
Net investment income	(0.14)	(0.39)	(0.55)	(0.34)	(0.53)	(0.47)

Total distributions	(0.14)	(0.39)	(0.55)	(0.34)	(0.53)	(0.47)

Net asset value, end of period	$22.88	$24.48	$24.64	$22.52	$18.23	$18.45

Total return	(5.96)%[c]	0.87%	11.80%	25.57%	1.96%	5.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$164,771	$176,282	$165,092	$253,390	$78,397	$121,740
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	0.21%	2.01%	1.78%	2.09%	2.21%	2.26%
Portfolio turnover rate[e]	7%	6%	7%	11%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$30.26	$34.11	$31.97	$27.32	$26.82	$24.46

Income from investment operations:
Net investment income (loss)[a]	(0.03)	1.30 [b]	1.04	0.97	0.83	1.18
Net realized and unrealized gain (loss)[c]	(2.64)	(3.75)	2.33	4.70	0.58	2.22

Total from investment operations	(2.67)	(2.45)	3.37	5.67	1.41	3.40

Less distributions from:
Net investment income	(0.03)	(1.40)	(1.23)	(1.02)	(0.86)	(1.04)
Return of capital	—	—	—	—	(0.05)	—

Total distributions	(0.03)	(1.40)	(1.23)	(1.02)	(0.91)	(1.04)

Net asset value, end of period	$27.56	$30.26	$34.11	$31.97	$27.32	$26.82

Total return	(8.87)%[d]	(7.46)%[b]	10.49%	21.02%	5.57%	13.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$308,038	$331,387	$404,256	$434,006	$370,832	$329,887
Ratio of expenses to average net assets[e]	0.48%	0.92%	0.48%	0.51%	0.53%	0.51%
Ratio of expenses to average net assets excluding the non-recurring professional fees for foreign withholding tax claims (Note 7)	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income (loss) to average net assets[e]	(0.22)%	3.97%[b]	2.97%	3.13%	3.17%	3.80%
Portfolio turnover rate[f]	2%	4%	7%	7%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.42
•	Total return by 1.14%
•	Ratio of net investment income to average net assets by 1.31%
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria Capped	Non-diversified
MSCI Belgium Capped	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Austria Capped
Investments:
Assets:
Common Stocks	$55,824,732	$—	$21	$55,824,753
Money Market Funds	67,606	—	—	67,606

Total	$55,892,338	$—	$21	$55,892,359

MSCI Belgium Capped
Investments:
Assets:
Common Stocks	$184,483,500	$—	$—	$184,483,500
Money Market Funds	5,424,511	—	—	5,424,511

Total	$189,908,011	$—	$—	$189,908,011

MSCI France
Investments:
Assets:
Common Stocks	$361,526,610	$—	$—	$361,526,610
Money Market Funds	1,609,641	—	—	1,609,641

Total	$363,136,251	$—	$—	$363,136,251

MSCI Netherlands
Investments:
Assets:
Common Stocks	$164,451,057	$—	$1	$164,451,058
Money Market Funds	4,004,265	—	—	4,004,265

Total	$168,455,322	$—	$1	$168,455,323

MSCI Sweden
Investments:
Assets:
Common Stocks	$307,158,036	$—	$—	$307,158,036
Money Market Funds	3,345,705	—	—	3,345,705

Total	$310,503,741	$—	$—	$310,503,741

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

(“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI Austria Capped
Scotia Capital (USA) Inc.	$28,409	$28,409	$—

	$28,409	$28,409	$—

MSCI Belgium Capped
Citigroup Global Markets Inc.	$103,952	$103,952	$—
Credit Suisse Securities (USA) LLC	2,429,754	2,267,287	(162,467)
Goldman Sachs & Co.	1,206,703	1,206,703	—
Merrill Lynch, Pierce, Fenner & Smith	50,539	50,539	—
Morgan Stanley & Co. LLC	345,428	345,428	—
Scotia Capital (USA) Inc.	56,702	56,702	—
SG Americas Securities LLC	16,623	—	(16,623)
State Street Bank & Trust Company	879,944	879,944	—
UBS Securities LLC	326,754	326,754	—

	$5,416,399	$5,237,309	$(179,090)

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI France
Goldman Sachs & Co.	$999,523	$999,523	$—
UBS Securities LLC	367,003	367,003	—

	$1,366,526	$1,366,526	$—

MSCI Netherlands
Credit Suisse Securities (USA) LLC	$56,821	$56,821	$—
Goldman Sachs & Co.	699,284	699,284	—
Merrill Lynch, Pierce, Fenner & Smith	7,803	7,803	—
UBS Securities LLC	2,957,705	2,957,705	—

	$3,721,613	$3,721,613	$—

MSCI Sweden
Morgan Stanley & Co. LLC	$3,167,596	$3,167,596	$—

	$3,167,596	$3,167,596	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities and with the exception of the iShares MSCI Belgium Capped ETF, was in excess of the market value of securities loaned at period end.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Austria Capped	$755
MSCI Belgium Capped	16,327
MSCI France	40,341
MSCI Netherlands	2,850
MSCI Sweden	1,316

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Austria Capped	$117,480	$—
MSCI Belgium Capped	1,386,520	1,135,633
MSCI France	249,557	247,535
MSCI Netherlands	15,165	636,795
MSCI Sweden	243,951	1,563,786

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Austria Capped	$2,968,080	$3,061,365
MSCI Belgium Capped	15,627,602	15,377,125
MSCI France	9,385,454	8,524,367
MSCI Netherlands	11,848,462	12,210,914
MSCI Sweden	8,214,135	6,010,493

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria Capped	$18,239,076	$12,364,526
MSCI Belgium Capped	95,629,338	55,116,793
MSCI France	64,655,919	19,983,068
MSCI Netherlands	38,163,808	39,544,234
MSCI Sweden	46,996,251	35,982,384

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Austria Capped	$30,039,704	$2,587,916	$7,102,366	$16,657,011	$13,826,937	$70,213,934
MSCI Belgium Capped	12,177,456	1,698,444	5,953,120	10,826,174	19,023,517	49,678,711
MSCI France	23,716,456	335,795	3,408,374	7,008,530	2,858,814	37,327,969
MSCI Netherlands	9,043,327	1,195,162	5,819,153	22,256,170	2,329,005	40,642,817
MSCI Sweden	11,775,552	100,015	13,686,746	8,483,510	5,244,977	39,290,800

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria Capped	$88,756,220	$344,596	$(33,208,457)	$(32,863,861)
MSCI Belgium Capped	215,003,150	2,692,196	(27,787,335)	(25,095,139)
MSCI France	467,608,392	3,472,372	(107,944,513)	(104,472,141)
MSCI Netherlands	197,251,386	2,657,821	(31,453,884)	(28,796,063)
MSCI Sweden	405,036,340	3,481,215	(98,013,814)	(94,532,599)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF filed claims to recover taxes withheld by Sweden on dividend income received in 2005 through 2009 on the basis that Sweden had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund received a favorable ruling from the Swedish Administrative Court that the imposition of a withholding tax on dividends paid to a non-resident company, including the Fund, while exempting domestic funds from such taxes, results in discriminatory tax withholding contrary to the free movement of capital.

Based on the favorable ruling and on the successful recovery from the Sweden Tax Authority of withholding taxes from calendar years 2005 through 2009, the Fund recorded a receivable for all recoverable taxes that have been withheld by Sweden from January 1, 2010 to December 4, 2015. Effective December 7, 2015, the Fund qualified for exemption from withholding on future Swedish dividends. Tax claims not yet recovered continue to be disclosed in the statement of assets and liabilities as “Receivable for foreign withholding tax claims”. Professional fees associated with the filing of tax claims in Sweden resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund. Such professional fees are disclosed in the statement of assets and liabilities as “Payable for professional fees”.

The Fund, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from calendar years 2005 through 2014. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed as “Payable for IRS compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Austria Capped	$0.006444	$—	$0.049154	$0.055598	12%	—%	88%	100%
MSCI Belgium Capped	0.082943	—	—	0.082943	100	—	—	100
MSCI France	0.065756	—	0.022266	0.088022	75	—	25	100
MSCI Netherlands	0.144399	—	—	0.144399	100	—	—	100

SUPPLEMENTAL INFORMATION	45

Notes:

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Eurozone ETF | EZU | BATS
➢	iShares MSCI Germany ETF | EWG | NYSE Arca
➢	iShares MSCI Italy Capped ETF | EWI | NYSE Arca
➢	iShares MSCI Spain Capped ETF | EWP | NYSE Arca
➢	iShares MSCI Switzerland Capped ETF | EWL | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EUROZONE ETF

Performance as of February 29, 2016

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -10.71%, net of fees, while the total return for the Index was -10.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.26)%	(16.43)%	(16.13)%	(16.26)%	(16.43)%	(16.13)%
5 Years	(0.85)%	(0.99)%	(0.77)%	(4.18)%	(4.87)%	(3.80)%
10 Years	0.37%	0.30%	0.48%	3.73%	3.07%	4.89%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$892.90	$2.26	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	20.87%
Consumer Discretionary	15.19
Industrials	13.71
Consumer Staples	11.91
Health Care	8.31
Materials	7.20
Information Technology	6.83
Utilities	5.52
Telecommunication Services	5.34
Energy	5.12

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

France	32.89%
Germany	29.13
Spain	10.18
Netherlands	9.95
Italy	7.07
Belgium	4.70
Finland	3.36
Ireland	1.69
Austria	0.58
Portugal	0.45

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GERMANY ETF

Performance as of February 29, 2016

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -10.52%, net of fees, while the total return for the Index was -10.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(19.51)%	(19.91)%	(19.35)%	(19.51)%	(19.91)%	(19.35)%
5 Years	0.25%	0.06%	0.37%	1.27%	0.32%	1.86%
10 Years	3.01%	2.90%	3.14%	34.56%	33.14%	36.23%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.80	$2.26	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Discretionary	20.20%
Financials	18.04
Health Care	14.69
Industrials	12.67
Materials	12.62
Information Technology	9.51
Telecommunication Services	5.81
Consumer Staples	4.06
Utilities	2.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Bayer AG Registered	8.71%
SAP SE	7.51
Siemens AG Registered	7.41
Allianz SE Registered	6.85
Daimler AG Registered	6.64
BASF SE	6.04
Deutsche Telekom AG Registered	5.45
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3.31
Bayerische Motoren Werke AG	2.72
Linde AG	2.61

TOTAL	57.25%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Italy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -22.55%, net of fees, while the total return for the Index was -22.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(22.24)%	(22.75)%	(22.04)%	(22.24)%	(22.75)%	(22.04)%
5 Years	(6.87)%	(7.02)%	(6.88)%	(29.95)%	(30.51)%	(30.00)%
10 Years	(5.44)%	(5.55)%	(5.47)%	(42.85)%	(43.52)%	(43.04)%

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$774.50	$2.12	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	34.60%
Utilities	20.04
Energy	17.38
Industrials	12.98
Consumer Discretionary	10.59
Telecommunication Services	4.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Eni SpA	13.43%
Intesa Sanpaolo SpA	12.10
Enel SpA	10.42
UniCredit SpA	6.34
Assicurazioni Generali SpA	4.64
Snam SpA	4.41
Luxottica Group SpA	4.37
Atlantia SpA	4.34
Terna Rete Elettrica Nazionale SpA	4.27
CNH Industrial NV	3.57

TOTAL	67.89%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI SPAIN CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Spain Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -19.52%, net of fees, while the total return for the Index was -19.29%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(25.48)%	(25.91)%	(25.13)%	(25.48)%	(25.91)%	(25.13)%
5 Years	(5.08)%	(5.19)%	(5.31)%	(22.94)%	(23.40)%	(23.88)%
10 Years	(0.11)%	(0.20)%	(0.29)%	(1.07)%	(1.94)%	(2.86)%

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$804.80	$2.15	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	35.94%
Utilities	18.32
Industrials	16.49
Telecommunication Services	9.63
Consumer Discretionary	6.31
Information Technology	4.50
Energy	4.18
Health Care	2.88
Consumer Staples	1.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Banco Santander SA	13.75%
Telefonica SA	9.63
Banco Bilbao Vizcaya Argentaria SA	8.36
Iberdrola SA	6.46
Industria de Diseno Textil SA	6.31
Amadeus IT Holding SA Class A	4.49
Repsol SA	4.18
Red Electrica Corp. SA	3.59
Ferrovial SA	3.42
Abertis Infraestructuras SA	3.27

TOTAL	63.46%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Switzerland Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -10.53%, net of fees, while the total return for the Index was -10.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.78)%	(13.00)%	(12.89)%	(12.78)%	(13.00)%	(12.89)%
5 Years	4.57%	4.37%	4.72%	25.01%	23.87%	25.94%
10 Years	5.43%	5.35%	4.96%	69.73%	68.39%	62.27%

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.70	$2.26	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Health Care	30.39%
Consumer Staples	21.22
Financials	19.18
Industrials	11.45
Materials	9.80
Consumer Discretionary	5.99
Telecommunication Services	1.50
Energy	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/29/16

Security	Percentage of Total Investments*

Nestle SA Registered	18.10%
Roche Holding AG	13.94
Novartis AG Registered	12.45
UBS Group AG	4.61
ABB Ltd. Registered	4.04
Syngenta AG Registered	3.93
Cie. Financiere Richemont SA Class A Registered	3.44
Swiss Re AG	3.32
Zurich Insurance Group AG	3.28
Credit Suisse Group AG Registered	2.47

TOTAL	69.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.16%

AUSTRIA — 0.58%
Andritz AG	289,741	$13,894,499
Erste Group Bank AGa	1,030,660	26,568,770
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	554,714	14,573,882
Raiffeisen Bank International AGa	426,478	5,685,793
Voestalpine AG	414,470	12,024,144

		72,747,090
BELGIUM — 4.69%
Ageas	750,254	27,720,491
Anheuser-Busch InBev SA/NV	2,950,430	332,119,890
Colruyt SA	261,636	14,060,521
Delhaize Group	381,483	38,739,212
Groupe Bruxelles Lambert SA	297,113	22,733,562
KBC Groep NV	920,812	48,924,866
Proximus SADP	564,924	17,846,767
Solvay SA	270,163	25,095,220
Telenet Group Holding NVa	196,188	10,316,271
UCB SA	465,794	34,648,194
Umicore SA	352,893	15,995,032

		588,200,026
FINLAND — 3.36%
Elisa OYJ	527,078	18,835,996
Fortum OYJ	1,699,008	22,577,284
Kone OYJ Class B	1,232,564	54,841,989
Metso OYJ	411,634	9,124,125
Neste OYJ	482,404	15,153,355
Nokia OYJ	15,296,961	93,160,238
Nokia OYJ New[a]	5,868,049	35,628,697
Nokian Renkaat OYJ	418,505	13,782,767
Orion OYJ Class B	375,333	12,723,927
Sampo OYJ Class A	1,631,396	73,527,188
Stora Enso OYJ Class R	1,993,739	16,507,188
UPM-Kymmene OYJ	1,938,957	32,971,016
Wartsila OYJ Abp	541,681	21,853,367

		420,687,137
FRANCE — 32.87%
Accor SA	772,109	32,844,314
Aeroports de Paris	109,782	12,900,528
Air Liquide SA	1,266,579	132,363,082
Airbus Group SE	2,165,049	140,628,536

Security	Shares	Value
Alstom SAa,b	564,123	$12,363,161
ArcelorMittal[b]	3,617,883	14,053,367
Arkema SA	243,592	14,927,667
Atos SE	320,149	23,393,449
AXA SA	7,186,610	158,475,798
BNP Paribas SA	3,878,725	181,220,473
Bollore SA	3,171,557	12,250,729
Bouygues SA	750,289	29,401,151
Bureau Veritas SA	983,445	19,634,834
Cap Gemini SA	593,416	49,454,342
Carrefour SA	2,024,281	53,656,388
Casino Guichard Perrachon SAb	202,960	9,162,865
Christian Dior SE	198,932	35,091,890
Cie. de Saint-Gobain	1,755,889	68,244,210
Cie. Generale des Etablissements Michelin Class B	685,854	62,150,917
CNP Assurances	613,464	9,091,871
Credit Agricole SA	3,835,286	39,947,076
Danone SA	2,162,817	150,941,100
Dassault Systemes	472,250	35,862,191
Edenred	750,045	13,186,078
Electricite de France SA	941,212	9,945,506
Engie SA	5,480,024	85,057,482
Essilor International SA	755,229	89,978,160
Eurazeo SA	147,238	8,629,401
Eutelsat Communications SA	633,905	19,247,667
Fonciere des Regions	113,360	9,308,058
Gecina SA	128,946	15,972,119
Groupe Eurotunnel SE Registered	1,726,198	17,351,184
Hermes International	96,914	33,117,457
ICADE	126,499	8,821,382
Iliad SA	96,997	23,834,427
Imerys SA	131,002	7,942,586
Ingenico Group SA	202,581	20,523,470
JCDecaux SA	276,661	10,881,940
Kering	277,188	48,399,415
Klepierre	816,639	34,081,935
L’Oreal SA	924,071	156,631,733
Lagardere SCA	438,824	12,680,611
Legrand SA	983,053	49,043,486
LVMH Moet Hennessy Louis Vuitton SE	1,022,528	170,876,114
Natixis SA	3,364,440	18,044,205

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
Numericable-SFR SA	396,377	$14,507,575
Orange SA	7,296,209	126,962,079
Pernod Ricard SA	782,255	83,389,513
Peugeot SAa	1,612,044	24,311,747
Publicis Groupe SA	695,938	43,222,769
Remy Cointreau SA	91,660	6,344,087
Renault SA	704,266	64,385,644
Rexel SA	1,093,130	13,433,347
Safran SA	1,148,396	71,510,842
Sanofi	4,312,343	342,937,406
Schneider Electric SE	2,044,952	121,695,824
SCOR SE	574,365	20,129,585
SES SA	1,193,919	31,406,495
Societe BIC SA	107,144	14,878,136
Societe Generale SA	2,650,252	93,372,066
Sodexo SA	347,296	35,346,801
STMicroelectronics NV	2,317,374	13,335,028
Suez Environnement Co.	1,192,415	20,658,642
Technip SA	386,921	19,235,819
Thales SA	389,456	31,064,434
Total SA	8,050,101	361,900,473
Unibail-Rodamco SE	363,800	90,817,184
Valeo SA	291,831	40,523,980
Veolia Environnement SA	1,749,677	39,714,229
Vinci SA	1,761,739	122,165,389
Vivendi SA	4,270,163	88,758,354
Wendel SA	105,927	10,077,719
Zodiac Aerospace	739,887	12,380,436

		4,120,079,958
GERMANY — 27.54%
adidas AG	768,028	82,164,970
Allianz SE Registered	1,673,983	249,639,446
Axel Springer SE	165,212	8,379,580
BASF SE	3,366,788	220,149,533
Bayer AG Registered	3,032,134	317,694,994
Bayerische Motoren Werke AG	1,207,926	98,632,293
Beiersdorf AG	371,118	32,238,906
Brenntag AG	568,608	27,647,497
Commerzbank AGa	3,888,816	31,686,229
Continental AG	403,044	80,841,427
Daimler AG Registered	3,527,772	241,868,707
Deutsche Bank AG Registered	5,057,053	87,833,454
Deutsche Boerse AG	709,456	58,716,375
Deutsche Lufthansa AG Registered[a]	866,014	12,971,240

Security	Shares	Value
Deutsche Post AG Registered	3,540,854	$84,390,872
Deutsche Telekom AG Registered	11,821,908	198,713,651
Deutsche Wohnen AG Bearer	1,248,555	33,067,557
E.ON SE	7,390,936	67,336,777
Evonik Industries AG	509,961	15,415,013
Fraport AG Frankfurt Airport Services Worldwide	154,509	8,946,421
Fresenius Medical Care AG & Co. KGaA	802,333	67,797,951
Fresenius SE & Co. KGaA	1,399,773	92,593,835
GEA Group AG	671,268	29,666,979
Hannover Rueck SE	221,573	22,823,119
HeidelbergCement AG	510,882	37,585,751
Henkel AG & Co. KGaA	379,227	33,602,611
HUGO BOSS AG	243,619	13,907,563
Infineon Technologies AG	4,143,787	50,719,905
K+S AG Registered	705,845	14,859,386
Kabel Deutschland Holding AG	83,121	10,309,474
Lanxess AG	335,236	13,985,408
Linde AG	682,284	95,261,657
MAN SE	134,398	13,799,852
Merck KGaA	475,165	40,482,350
METRO AG	646,257	15,936,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	613,606	121,041,881
Osram Licht AG	327,660	15,365,782
ProSiebenSat.1 Media SE Registered	805,101	41,355,352
QIAGEN NVa	818,105	17,502,681
RTL Group SAa	145,542	12,206,726
RWE AG	1,819,709	20,839,743
SAP SE	3,605,944	274,027,672
Siemens AG Registered	2,907,260	269,958,233
Symrise AG	458,071	29,434,993
Telefonica Deutschland Holding AG	2,594,500	12,601,174
ThyssenKrupp AG	1,343,608	22,796,301
United Internet AG Registered[c]	451,652	22,137,398
Volkswagen AGb	129,397	18,108,809
Vonovia SE	1,711,638	53,412,901
Zalando SEa,d	314,819	9,854,941

		3,452,311,588

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
IRELAND — 1.69%
Bank of Ireland[a]	100,599,713	$28,638,340
CRH PLC	3,034,458	78,141,059
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	589,786	51,554,944
Paddy Power Betfair PLC	296,742	45,091,149
Ryanair Holdings PLC	42,432	658,603
Ryanair Holdings PLC ADR	92,604	7,701,875

		211,785,975
ITALY — 6.86%
Assicurazioni Generali SpA	4,306,345	59,938,761
Atlantia SpA	1,523,064	37,747,940
Banca Monte dei Paschi di Siena SpA[a,b]	494,108	264,034
Banco Popolare SCa	789,013	6,494,065
CNH Industrial NV	3,477,571	23,181,439
Enel Green Power SpA	7,363,138	14,336,752
Enel SpA	26,739,943	107,617,096
Eni SpA	9,336,877	131,377,569
EXOR SpA	389,067	12,897,823
Ferrari NVa,b	459,181	17,756,678
Fiat Chrysler Automobiles NV	3,299,100	22,744,528
Finmeccanica SpA[a]	1,022,484	10,593,197
Intesa Sanpaolo SpA	46,443,280	118,184,246
Luxottica Group SpA	623,231	35,720,812
Mediobanca SpA	2,114,652	14,383,450
Prysmian SpA	739,643	15,108,794
Saipem SpA[a,b]	22,458,339	9,272,803
Snam SpA	8,153,559	44,101,354
Telecom Italia SpA[a]	42,242,694	41,263,030
Tenaris SA	1,740,431	19,005,211
Terna Rete Elettrica Nazionale SpA	6,090,419	31,790,692
UniCredit SpA	17,492,689	65,306,971
Unione di Banche Italiane SpA	3,313,903	12,804,168
UnipolSai SpA	4,131,660	8,507,140

		860,398,553
NETHERLANDS — 9.95%
Aegon NV	6,663,995	33,510,262
AerCap Holdings NVa,b	323,998	11,576,449
Akzo Nobel NV	911,011	53,689,964
Altice NV Class Aa	1,289,365	18,562,718
Altice NV Class Ba	454,663	6,674,132
ASML Holding NV	1,270,589	116,822,885

Security	Shares	Value
Boskalis Westminster	321,873	$11,740,476
Gemalto NVb	295,532	18,807,434
Heineken Holding NV	372,616	27,069,341
Heineken NV	848,895	68,402,742
ING Groep NV CVA	14,174,171	167,793,339
Koninklijke Ahold NV	3,065,046	67,339,202
Koninklijke DSM NV	666,561	32,989,680
Koninklijke KPN NV	11,788,494	43,665,169
Koninklijke Philips NV	3,491,925	88,915,951
Koninklijke Vopak NV	262,876	11,997,803
NN Group NV	882,826	27,242,269
NXP Semiconductors NVa	496,010	35,335,752
OCI NVa	312,008	5,686,933
Randstad Holding NV	468,507	24,264,173
RELX NV	3,611,671	59,531,055
TNT Express NV	1,838,626	15,720,370
Unilever NV CVA	5,968,163	257,086,287
Wolters Kluwer NV	1,114,798	42,146,628

		1,246,571,014
PORTUGAL — 0.45%
Banco Comercial Portugues SA Registered[a,b]	179,253,257	6,700,008
EDP – Energias de Portugal SA	5,838,059	18,122,935
Galp Energia SGPS SA	1,496,643	16,440,658
Jeronimo Martins SGPS SA	1,084,493	15,348,088

		56,611,689
SPAIN — 10.17%
Abertis Infraestructuras SA	2,017,132	30,355,257
ACS Actividades de Construccion y Servicios SA	754,664	19,650,829
Aena SAa,d	253,616	28,851,815
Amadeus IT Holding SA Class A	1,639,377	66,200,732
Banco Bilbao Vizcaya Argentaria SA	23,434,964	149,087,422
Banco de Sabadell SA	18,930,118	30,174,025
Banco Popular Espanol SA	6,508,004	15,613,372
Banco Santander SA	53,165,582	216,799,837
Bankia SA	17,768,887	15,175,136
Bankinter SA	2,679,698	17,758,010
CaixaBank SA	9,910,616	28,503,908
Distribuidora Internacional de Alimentacion SA	2,344,305	11,829,221
Enagas SA	391,608	11,048,153

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 29, 2016

Security	Shares	Value
Endesa SA	1,300,541	$23,570,560
Ferrovial SA	1,807,958	35,025,916
Gas Natural SDG SA	1,447,646	25,363,659
Grifols SA	1,108,541	24,330,607
Iberdrola SA	20,472,641	132,666,515
Industria de Diseno Textil SA	4,036,263	125,515,945
International Consolidated Airlines Group SA	3,097,538	23,720,965
Mapfre SA	4,440,135	8,683,974
Red Electrica Corp. SA	208,608	16,580,404
Repsol SA	4,128,317	42,721,082
Telefonica SA	16,681,534	167,550,503
Zardoya Otis SA	756,056	8,091,704

		1,274,869,551

TOTAL COMMON STOCKS
(Cost: $14,801,045,130)		12,304,262,581

PREFERRED STOCKS — 1.77%

GERMANY — 1.56%
Bayerische Motoren Werke AG	202,599	13,738,563
Fuchs Petrolub SE	259,298	10,656,827
Henkel AG & Co. KGaA	655,055	66,078,886
Porsche Automobil Holding SE	559,816	25,656,753
Volkswagen AG	681,092	79,702,381

		195,833,410
ITALY — 0.21%
Intesa Sanpaolo SpA	3,518,772	8,327,197
Telecom Italia SpA	22,253,116	17,251,808

		25,579,005

TOTAL PREFERRED STOCKS
(Cost: $324,658,023)		221,412,415

RIGHTS — 0.00%

ITALY — 0.00%
Enel Green Power SpA[a]	7,612,245	331

		331
SPAIN — 0.00%
Banco Popular Espanol SAa	6,638,030	151,463

		151,463

TOTAL RIGHTS
(Cost: $146,475)		151,794

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	34,886,334	$34,886,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	1,770,441	1,770,441
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	287,561	287,561

		36,944,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,944,336)		36,944,336

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $15,162,793,964)		12,562,771,126
Other Assets, Less Liabilities — (0.22)%		(27,281,450)

NET ASSETS — 100.00%		$12,535,489,676

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 94.09%

AIR FREIGHT & LOGISTICS — 2.31%
Deutsche Post AG Registered	4,788,623	$114,129,549

		114,129,549
AIRLINES — 0.35%
Deutsche Lufthansa AG Registered[a]	1,147,895	17,193,281

		17,193,281
AUTO COMPONENTS — 2.21%
Continental AG	543,646	109,042,979

		109,042,979
AUTOMOBILES — 9.80%
Bayerische Motoren Werke AG	1,636,311	133,611,749
Daimler AG Registered	4,758,504	326,249,318
Volkswagen AGb	175,003	24,491,263

		484,352,330
BANKS — 0.87%
Commerzbank AGa	5,260,868	42,865,765

		42,865,765
CAPITAL MARKETS — 2.39%
Deutsche Bank AG Registered	6,816,484	118,392,141

		118,392,141
CHEMICALS — 10.60%
BASF SE	4,539,199	296,811,840
Evonik Industries AG	690,903	20,884,497
K+S AG Registered[b]	945,915	19,913,318
Lanxess AG	452,314	18,869,679
Linde AG	917,909	128,160,021
Symrise AG	609,467	39,163,485

		523,802,840
CONSTRUCTION MATERIALS — 1.04%
HeidelbergCement AG	696,524	51,243,492

		51,243,492
DIVERSIFIED FINANCIAL SERVICES — 1.60%
Deutsche Boerse AG	953,822	78,940,724

		78,940,724
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.78%
Deutsche Telekom AG Registered	15,936,522	267,875,919
Telefonica Deutschland Holding AG	3,675,125	17,849,640

		285,725,559

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.42%
Osram Licht AG	439,776	$20,623,519

		20,623,519
FOOD & STAPLES RETAILING — 0.44%
METRO AG	880,977	21,724,239

		21,724,239
HEALTH CARE PROVIDERS & SERVICES — 4.37%
Fresenius Medical Care AG & Co. KGaA	1,080,717	91,321,681
Fresenius SE & Co. KGaA	1,885,454	124,721,234

		216,042,915
HOUSEHOLD PRODUCTS — 0.92%
Henkel AG & Co. KGaA	513,573	45,506,765

		45,506,765
INDUSTRIAL CONGLOMERATES — 7.36%
Siemens AG Registered	3,918,578	363,865,768

		363,865,768
INSURANCE — 10.73%
Allianz SE Registered	2,258,532	336,812,667
Hannover Rueck SE	298,001	30,695,582
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	824,557	162,654,750

		530,162,999
INTERNET & CATALOG RETAIL — 0.27%
Zalando SEa,c	426,893	13,363,250

		13,363,250
INTERNET SOFTWARE & SERVICES — 0.60%
United Internet AG Registered[d]	607,876	29,794,605

		29,794,605
LIFE SCIENCES TOOLS & SERVICES — 0.47%
QIAGEN NVa	1,092,776	23,379,040

		23,379,040
MACHINERY — 1.17%
GEA Group AG	903,762	39,942,151
MAN SE	174,177	17,884,320

		57,826,471
MEDIA — 1.95%
Axel Springer SE	220,036	11,160,262
Kabel Deutschland Holding AG	109,372	13,565,378
ProSiebenSat.1 Media SE Registered	1,081,314	55,543,492

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 29, 2016

Security	Shares	Value
RTL Group SAa	191,243	$16,039,706

		96,308,838
METALS & MINING — 0.62%
ThyssenKrupp AG	1,817,993	30,844,946

		30,844,946
MULTI-UTILITIES — 2.38%
E.ON SE	9,889,110	90,096,950
RWE AG	2,418,575	27,698,100

		117,795,050
PERSONAL PRODUCTS — 0.87%
Beiersdorf AG	498,162	43,275,180

		43,275,180
PHARMACEUTICALS — 9.76%
Bayer AG Registered	4,086,846	428,203,541
Merck KGaA	638,726	54,417,159

		482,620,700
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.35%
Deutsche Wohnen AG Bearer	1,667,479	44,162,618
Vonovia SE	2,303,014	71,867,217

		116,029,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.38%
Infineon Technologies AG	5,580,955	68,310,825

		68,310,825
SOFTWARE — 7.47%
SAP SE	4,857,097	369,106,947

		369,106,947
TEXTILES, APPAREL & LUXURY GOODS — 2.62%
adidas AG	1,033,964	110,615,265
HUGO BOSS AG	330,527	18,868,911

		129,484,176
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	763,552	37,126,283

		37,126,283
TRANSPORTATION INFRASTRUCTURE — 0.24%
Fraport AG Frankfurt Airport Services Worldwide	205,459	11,896,541

		11,896,541

TOTAL COMMON STOCKS
(Cost: $5,946,321,641)		4,650,777,552

Security	Shares	Value
PREFERRED STOCKS — 5.32%

AUTOMOBILES — 3.24%
Bayerische Motoren Werke AG	269,341	$18,264,444
Porsche Automobil Holding SE	756,757	34,682,695
Volkswagen AG	917,176	107,329,276

		160,276,415
CHEMICALS — 0.28%
Fuchs Petrolub SE	343,475	14,116,398

		14,116,398
HOUSEHOLD PRODUCTS — 1.80%
Henkel AG & Co. KGaA	880,496	88,820,320

		88,820,320

TOTAL PREFERRED STOCKS
(Cost: $420,923,668)		263,213,133

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	19,021,658	19,021,658
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	965,328	965,328
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	573,274	573,274

		20,560,260

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,560,260)		20,560,260

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $6,387,805,569)		4,934,550,945
Other Assets, Less Liabilities — 0.17%		8,402,256

NET ASSETS — 100.00%		$4,942,953,201

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 29, 2016

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	109	Mar. 2016	Eurex	$28,021,479	$(1,948,850)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.36%

AEROSPACE & DEFENSE — 2.51%
Finmeccanica SpA[a]	1,859,143	$19,261,199

		19,261,199
AUTOMOBILES — 6.23%
Ferrari NVa	553,999	21,423,321
Fiat Chrysler Automobiles NV	3,827,021	26,384,100

		47,807,421
BANKS — 22.57%
Banca Monte dei Paschi di Siena SpA[a,b]	989,301	528,648
Banco Popolare SCa	1,650,593	13,585,401
Intesa Sanpaolo SpA	36,531,646	92,962,104
UniCredit SpA	13,056,629	48,745,444
Unione di Banche Italiane SpA	4,474,502	17,288,459

		173,110,056
CAPITAL MARKETS — 2.42%
Mediobanca SpA	2,722,431	18,517,444

		18,517,444
DIVERSIFIED FINANCIAL SERVICES — 2.37%
EXOR SpA	547,690	18,156,278

		18,156,278
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.50%
Telecom Italia SpA[a]	27,461,607	26,824,736

		26,824,736
ELECTRIC UTILITIES — 14.72%
Enel SpA	19,904,193	80,106,059
Terna Rete Elettrica Nazionale SpA	6,287,774	32,820,843

		112,926,902
ELECTRICAL EQUIPMENT — 2.58%
Prysmian SpA	967,256	19,758,278

		19,758,278
ENERGY EQUIPMENT & SERVICES — 3.95%
Saipem SpA[a,b]	18,445,604	7,615,989
Tenaris SA	2,079,537	22,708,190

		30,324,179
GAS UTILITIES — 4.42%
Snam SpA	6,265,872	33,891,144

		33,891,144
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.93%
Enel Green Power SpA	3,666,958	7,139,927

		7,139,927

Security	Shares	Value
INSURANCE — 6.41%
Assicurazioni Generali SpA	2,560,437	$35,637,976
UnipolSai SpA	6,557,226	13,501,412

		49,139,388
MACHINERY — 3.58%
CNH Industrial NV	4,116,811	27,442,603

		27,442,603
OIL, GAS & CONSUMABLE FUELS — 13.46%
Eni SpA	7,334,722	103,205,595

		103,205,595
TEXTILES, APPAREL & LUXURY GOODS — 4.37%
Luxottica Group SpA	585,345	33,549,356

		33,549,356
TRANSPORTATION INFRASTRUCTURE — 4.34%
Atlantia SpA	1,344,214	33,315,284

		33,315,284

TOTAL COMMON STOCKS
(Cost: $1,081,142,682)		754,369,790

PREFERRED STOCKS — 1.83%

BANKS — 0.91%
Intesa Sanpaolo SpA	2,927,576	6,928,127

		6,928,127
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.92%
Telecom Italia SpA	9,113,976	7,065,643

		7,065,643

TOTAL PREFERRED STOCKS
(Cost: $17,619,482)		13,993,770

RIGHTS — 0.00%

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.00%
Enel Green Power SpA[a]	3,469,826	151

		151

TOTAL RIGHTS
(Cost: $0)		151

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	7,599,948	7,599,948

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

February 29, 2016

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	385,689	$385,689
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	11,710	11,710

		7,997,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,997,347)		7,997,347

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $1,106,759,511)		776,361,058
Other Assets, Less Liabilities — (1.23)%		(9,418,847)

NET ASSETS — 100.00%		$766,942,211

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 100.17%

AIRLINES — 2.74%
International Consolidated Airlines Group SA	3,321,034	$25,432,499

		25,432,499
BANKS — 34.56%
Banco Bilbao Vizcaya Argentaria SA	12,210,909	77,682,771
Banco de Sabadell SA	19,023,102	30,322,239
Banco Popular Espanol SAa	7,464,303	17,907,631
Banco Santander SA	31,355,378	127,861,684
Bankia SA	20,532,574	17,535,403
Bankinter SA	3,206,799	21,251,040
CaixaBank SA	9,762,626	28,078,274

		320,639,042
BIOTECHNOLOGY — 2.88%
Grifols SA	1,219,102	26,757,235

		26,757,235
CONSTRUCTION & ENGINEERING — 5.78%
ACS Actividades de Construccion y Servicios SA	836,057	21,770,236
Ferrovial SA	1,642,002	31,810,818

		53,581,054
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.65%
Telefonica SA	8,910,310	89,495,782

		89,495,782
ELECTRIC UTILITIES — 12.69%
Endesa SA	1,341,382	24,310,749
Iberdrola SA	9,265,327	60,041,039
Red Electrica Corp. SA	419,671	33,355,934

		117,707,722
FOOD & STAPLES RETAILING — 1.76%
Distribuidora Internacional de Alimentacion SA	3,231,955	16,308,249

		16,308,249
GAS UTILITIES — 5.67%
Enagas SA	947,894	26,742,248
Gas Natural SDG SA	1,476,431	25,867,991

		52,610,239
INSURANCE — 1.43%
Mapfre SA	6,790,409	13,280,617

		13,280,617

Security	Shares	Value
IT SERVICES — 4.50%
Amadeus IT Holding SA Class A	1,034,718	$41,783,610

		41,783,610
MACHINERY — 1.55%
Zardoya Otis SA	1,346,031	14,405,923

		14,405,923
OIL, GAS & CONSUMABLE FUELS — 4.19%
Repsol SA	3,755,783	38,865,986

		38,865,986
SPECIALTY RETAIL — 6.32%
Industria de Diseno Textil SA	1,885,992	58,648,821

		58,648,821
TRANSPORTATION INFRASTRUCTURE — 6.45%
Abertis Infraestructuras SA	2,018,518	30,376,114
Aena SAb,c	259,150	29,481,373

		59,857,487

TOTAL COMMON STOCKS
(Cost: $1,453,517,692)		929,374,266

RIGHTS — 0.02%

BANKS — 0.02%
Banco Popular Espanol SAa,b	7,616,633	173,793

		173,793

TOTAL RIGHTS
(Cost: $168,069)		173,793

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	64,142	64,142
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	3,255	3,255
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	60,827	60,827

		128,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,224)		128,224

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $1,453,813,985)	$929,676,283
Other Assets, Less Liabilities — (0.20)%	(1,899,815)

NET ASSETS — 100.00%	$927,776,468

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.89%

BIOTECHNOLOGY — 1.71%
Actelion Ltd. Registered	138,547	$19,391,016

		19,391,016
BUILDING PRODUCTS — 1.65%
Geberit AG Registered	51,469	18,670,431

		18,670,431
CAPITAL MARKETS — 9.07%
Credit Suisse Group AG Registered	2,056,184	27,746,097
Julius Baer Group Ltd.	326,066	13,114,663
Partners Group Holding AG	28,072	10,224,014
UBS Group AG	3,359,282	51,738,339

		102,823,113
CHEMICALS — 7.71%
EMS-Chemie Holding AG Registered	17,275	8,065,136
Givaudan SA Registered	11,985	22,562,123
Sika AG Bearer	3,347	12,779,760
Syngenta AG Registered	109,168	44,028,901

		87,435,920
CONSTRUCTION MATERIALS — 1.99%
LafargeHolcim Ltd. Registered	567,630	22,551,324

		22,551,324
DIVERSIFIED FINANCIAL SERVICES — 0.46%
Pargesa Holding SA Bearer	88,528	5,230,796

		5,230,796
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.48%
Swisscom AG Registered	34,204	16,799,796

		16,799,796
ELECTRICAL EQUIPMENT — 4.00%
ABB Ltd. Registered	2,522,421	45,332,667

		45,332,667
ENERGY EQUIPMENT & SERVICES — 0.46%
Transocean Ltd.[a]	596,084	5,248,651

		5,248,651
FOOD PRODUCTS — 20.98%
Aryzta AG	152,179	7,297,258
Barry Callebaut AG Registered	6,023	6,361,643
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,729	9,929,598

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	165	$11,368,599
Nestle SA Registered	2,884,699	203,029,518

		237,986,616
HEALTH CARE EQUIPMENT & SUPPLIES — 0.90%
Sonova Holding AG Registered	84,920	10,239,851

		10,239,851
INSURANCE — 8.56%
Baloise Holding AG Registered	83,549	10,569,452
Swiss Life Holding AG Registered	51,094	12,517,004
Swiss Re AG	417,805	37,271,058
Zurich Insurance Group AG	172,413	36,784,902

		97,142,416
LIFE SCIENCES TOOLS & SERVICES — 1.11%
Lonza Group AG Registered	82,852	12,644,080

		12,644,080
MACHINERY — 2.04%
Schindler Holding AG Participation Certificates	70,997	11,939,756
Schindler Holding AG Registered	45,533	7,762,554
Sulzer AG Registered[a]	35,970	3,401,982

		23,104,292
MARINE — 1.01%
Kuehne + Nagel International AG Registered	87,835	11,464,408

		11,464,408
PHARMACEUTICALS — 26.33%
Galenica AG Registered	1,781	2,689,382
Novartis AG Registered	1,940,893	139,623,477
Roche Holding AG	605,933	156,350,182

		298,663,041
PROFESSIONAL SERVICES — 2.63%
Adecco SA Registered	238,881	13,970,701
SGS SA Registered	7,839	15,882,633

		29,853,334
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
Swiss Prime Site AG Registered	119,102	9,978,978

		9,978,978
SPECIALTY RETAIL — 0.59%
Dufry AG Registered[a,b]	63,402	6,671,215

		6,671,215

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 29, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 5.33%
Cie. Financiere Richemont SA Class A Registered	602,766	$38,610,915
Swatch Group AG (The) Bearer[a]	42,241	14,737,698
Swatch Group AG (The) Registered	102,250	7,145,181

		60,493,794

TOTAL COMMON STOCKS
(Cost: $1,311,263,067)		1,121,725,739

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	22,304,143	22,304,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,131,910	1,131,910
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	38,027	38,027

		23,474,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,474,080)		23,474,080

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $1,334,737,147)		1,145,199,819
Other Assets, Less Liabilities — (0.96)%		(10,902,641)

NET ASSETS — 100.00%		$1,134,297,178

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$15,125,849,628	$6,367,245,309	$1,098,762,164
Affiliated (Note 2)	36,944,336	20,560,260	7,997,347

Total cost of investments	$15,162,793,964	$6,387,805,569	$1,106,759,511

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,525,826,790	$4,913,990,685	$768,363,711
Affiliated (Note 2)	36,944,336	20,560,260	7,997,347

Total fair value of investments	12,562,771,126	4,934,550,945	776,361,058
Foreign currency, at value[b]	1,247,522	13,519,145	112,360
Foreign currency pledged to broker, at value[b]	—	4,802,798	—
Receivables:
Investment securities sold	28,412,943	3,596,244	26,039,448
Dividends and interest	2,944,266	8,055	25,823
Tax reclaims	6,976,970	13,962,448	317

Total Assets	12,602,352,827	4,970,439,635	802,539,006

LIABILITIES
Payables:
Investment securities purchased	20,323,037	3,608,936	27,265,160
Collateral for securities on loan (Note 1)	36,656,775	19,986,986	7,985,637
Capital shares redeemed	4,853,856	—	—
Futures variation margin	—	1,948,850	—
Securities related to in-kind transactions (Note 4)	26,473	—	50,277
Investment advisory fees (Note 2)	5,003,010	1,941,662	295,721

Total Liabilities	66,863,151	27,486,434	35,596,795

NET ASSETS	$12,535,489,676	$4,942,953,201	$766,942,211

Net assets consist of:
Paid-in capital	$15,619,576,248	$6,674,620,652	$1,288,452,808
Undistributed net investment income (accumulated net investment loss)	25,835,100	(741,951)	47,095
Accumulated net realized loss	(509,616,281)	(275,277,344)	(191,155,674)
Net unrealized depreciation	(2,600,305,391)	(1,455,648,156)	(330,402,018)

NET ASSETS	$12,535,489,676	$4,942,953,201	$766,942,211

Shares outstanding[c]	390,400,000	209,700,000	67,350,000

Net asset value per share	$32.11	$23.57	$11.39

[a]	Securities on loan with values of $34,221,557, $19,029,154 and $7,476,980, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $1,268,197, $18,454,713 and $115,132, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 482.2 million and 295.4 million, respectively.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,453,685,761	$1,311,263,067
Affiliated (Note 2)	128,224	23,474,080

Total cost of investments	$1,453,813,985	$1,334,737,147

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$929,548,059	$1,121,725,739
Affiliated (Note 2)	128,224	23,474,080

Total fair value of investments	929,676,283	1,145,199,819
Foreign currency, at value[b]	624,537	4,665,133
Receivables:
Investment securities sold	13,709,434	8,626,378
Interest	84	116,420
Tax reclaims	71,018	8,279,319

Total Assets	944,081,356	1,166,887,069

LIABILITIES
Payables:
Investment securities purchased	13,450,444	8,722,019
Collateral for securities on loan (Note 1)	67,397	23,436,053
Capital shares redeemed	2,421,731	—
Investment advisory fees (Note 2)	365,316	431,819

Total Liabilities	16,304,888	32,589,891

NET ASSETS	$927,776,468	$1,134,297,178

Net assets consist of:
Paid-in capital	$1,685,566,558	$1,371,750,246
Undistributed net investment income	6,729,762	3,150,180
Accumulated net realized loss	(240,382,646)	(50,493,967)
Net unrealized depreciation	(524,137,206)	(190,109,281)

NET ASSETS	$927,776,468	$1,134,297,178

Shares outstanding[c]	36,750,000	39,750,000

Net asset value per share	$25.25	$28.54

[a]	Securities on loan with values of $58,056 and $22,313,962, respectively. See Note 1.
[b]	Cost of foreign currency: $624,537 and $4,676,121, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million and 318.625 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$79,285,785	$17,176,607	$5,824,091
Interest — affiliated (Note 2)	4,692	755	310
Securities lending income — affiliated — net (Note 2)	2,532,297	59,645	172,348

Total investment income	81,822,774	17,237,007	5,996,749

EXPENSES
Investment advisory fees (Note 2)	29,951,279	13,888,149	2,573,597

Total expenses	29,951,279	13,888,149	2,573,597

Net investment income	51,871,495	3,348,858	3,423,152

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(104,453,470)	(15,656,434)	(34,184,376)
In-kind redemptions — unaffiliated	31,571,483	(20,178,548)	(14,313,933)
Futures contracts	—	(2,424,074)	—
Foreign currency transactions	(437,486)	(877,742)	(189,870)

Net realized loss	(73,319,473)	(39,136,798)	(48,688,179)

Net change in unrealized appreciation/depreciation on:
Investments	(1,533,309,704)	(633,815,066)	(215,217,690)
Futures contracts	—	396,213	—
Translation of assets and liabilities in foreign currencies	(228,462)	30,339	(10,729)

Net change in unrealized appreciation/depreciation	(1,533,538,166)	(633,388,514)	(215,228,419)

Net realized and unrealized loss	(1,606,857,639)	(672,525,312)	(263,916,598)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,554,986,144)	$(669,176,454)	$(260,493,446)

[a]	Net of foreign withholding tax of $10,151,685, $2,787,183 and $947,644, respectively.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$24,585,984	$5,952,765
Interest — affiliated (Note 2)	712	269
Securities lending income — affiliated — net (Note 2)	88,659	181,315

Total investment income	24,675,355	6,134,349

EXPENSES
Investment advisory fees (Note 2)	3,262,274	2,725,189

Total expenses	3,262,274	2,725,189

Net investment income	21,413,081	3,409,160

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(47,305,231)	(7,061,269)
In-kind redemptions — unaffiliated	(73,896,942)	12,355,533
Foreign currency transactions	67,153	37,366

Net realized gain (loss)	(121,135,020)	5,331,630

Net change in unrealized appreciation/depreciation on:
Investments	(183,988,959)	(138,756,462)
Translation of assets and liabilities in foreign currencies	(19,611)	(226,858)

Net change in unrealized appreciation/depreciation	(184,008,570)	(138,983,320)

Net realized and unrealized loss	(305,143,590)	(133,651,690)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,730,509)	$(130,242,530)

[a]	Net of foreign withholding tax of $1,582,955 and $1,189,322, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$51,871,495	$225,781,969	$3,348,858	$121,304,245
Net realized gain (loss)	(73,319,473)	48,868,113	(39,136,798)	126,916,177
Net change in unrealized appreciation/depreciation	(1,533,538,166)	(1,145,598,692)	(633,388,514)	(857,695,814)

Net decrease in net assets resulting from operations	(1,554,986,144)	(870,948,610)	(669,176,454)	(609,475,392)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,246,470)	(233,277,080)	—	(127,874,456)

Total distributions to shareholders	(31,246,470)	(233,277,080)	—	(127,874,456)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,139,959,708	5,243,729,213	414,524,633	3,934,318,439
Cost of shares redeemed	(1,152,853,246)	(2,707,524,817)	(1,409,451,298)	(1,387,346,200)

Net increase (decrease) in net assets from capital share transactions	3,987,106,462	2,536,204,396	(994,926,665)	2,546,972,239

INCREASE (DECREASE) IN NET ASSETS	2,400,873,848	1,431,978,706	(1,664,103,119)	1,809,622,391

NET ASSETS
Beginning of period	10,134,615,828	8,702,637,122	6,607,056,320	4,797,433,929

End of period	$12,535,489,676	$10,134,615,828	$4,942,953,201	$6,607,056,320

Undistributed (distributions in excess of) net investment income or accumulated net loss included in net assets at end of period	$25,835,100	$5,210,075	$(741,951)	$(4,090,809)

SHARES ISSUED AND REDEEMED
Shares sold	144,900,000	136,000,000	16,200,000	135,600,000
Shares redeemed	(35,700,000)	(72,500,000)	(57,300,000)	(50,400,000)

Net increase (decrease) in shares outstanding	109,200,000	63,500,000	(41,100,000)	85,200,000

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Capped ETF		iShares MSCI Spain Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,423,152	$24,227,811	$21,413,081	$65,134,793
Net realized loss	(48,688,179)	(44,864,340)	(121,135,020)	(29,776,219)
Net change in unrealized appreciation/depreciation	(215,228,419)	(76,897,587)	(184,008,570)	(436,158,087)

Net decrease in net assets resulting from operations	(260,493,446)	(97,534,116)	(283,730,509)	(400,799,513)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,315,230)	(24,941,571)	(24,587,962)	(77,875,309)

Total distributions to shareholders	(3,315,230)	(24,941,571)	(24,587,962)	(77,875,309)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	265,361,545	342,752,870	30,930,632	635,385,021
Cost of shares redeemed	(312,047,902)	(699,700,191)	(460,926,293)	(963,657,247)

Net decrease in net assets from capital share transactions	(46,686,357)	(356,947,321)	(429,995,661)	(328,272,226)

DECREASE IN NET ASSETS	(310,495,033)	(479,423,008)	(738,314,132)	(806,947,048)

NET ASSETS
Beginning of period	1,077,437,244	1,556,860,252	1,666,090,600	2,473,037,648

End of period	$766,942,211	$1,077,437,244	$927,776,468	$1,666,090,600

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$47,095	$(60,827)	$6,729,762	$9,904,643

SHARES ISSUED AND REDEEMED
Shares sold	17,850,000	23,100,000	1,050,000	18,075,000
Shares redeemed	(23,550,000)	(47,250,000)	(16,425,000)	(26,850,000)

Net decrease in shares outstanding	(5,700,000)	(24,150,000)	(15,375,000)	(8,775,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,409,160	$28,397,908
Net realized gain	5,331,630	173,784,011
Net change in unrealized appreciation/depreciation	(138,983,320)	(251,839,482)

Net decrease in net assets resulting from operations	(130,242,530)	(49,657,563)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(28,746,817)

Total distributions to shareholders	—	(28,746,817)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	161,370,117	875,666,580
Cost of shares redeemed	(96,994,347)	(669,255,531)

Net increase in net assets from capital share transactions	64,375,770	206,411,049

INCREASE (DECREASE) IN NET ASSETS	(65,866,760)	128,006,669

NET ASSETS
Beginning of period	1,200,163,938	1,072,157,269

End of period	$1,134,297,178	$1,200,163,938

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,150,180	$(258,980)

SHARES ISSUED AND REDEEMED
Shares sold	5,250,000	25,875,000
Shares redeemed	(3,125,000)	(20,125,000)

Net increase in shares outstanding	2,125,000	5,750,000

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$36.04	$39.98	$34.64	$29.09	$31.55	$30.75

Income from investment operations:
Net investment income[a]	0.14	0.96	1.18	0.92	1.02	1.23
Net realized and unrealized gain (loss)[b]	(3.99)	(3.95)	5.10	5.55	(2.38)	0.71

Total from investment operations	(3.85)	(2.99)	6.28	6.47	(1.36)	1.94

Less distributions from:
Net investment income	(0.08)	(0.95)	(0.94)	(0.92)	(1.10)	(1.14)

Total distributions	(0.08)	(0.95)	(0.94)	(0.92)	(1.10)	(1.14)

Net asset value, end of period	$32.11	$36.04	$39.98	$34.64	$29.09	$31.55

Total return	(10.71)%[c]	(7.62)%	18.02%	22.43%	(3.99)%	5.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,535,490	$10,134,616	$8,702,637	$3,539,980	$794,226	$738,233
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	0.82%	2.50%	2.89%	2.74%	3.55%	3.38%
Portfolio turnover rate[e]	2%	5%	7%	5%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$26.34	$28.97	$25.61	$21.34	$21.02	$19.45

Income from investment operations:
Net investment income[a]	0.01	0.58	0.59	0.46	0.56	0.86
Net realized and unrealized gain (loss)[b]	(2.78)	(2.70)	3.40	4.24	0.34	1.38

Total from investment operations	(2.77)	(2.12)	3.99	4.70	0.90	2.24

Less distributions from:
Net investment income	—	(0.51)	(0.63)	(0.43)	(0.58)	(0.67)

Total distributions	—	(0.51)	(0.63)	(0.43)	(0.58)	(0.67)

Net asset value, end of period	$23.57	$26.34	$28.97	$25.61	$21.34	$21.02

Total return	(10.52)%[c]	(7.50)%	15.41%	22.11%	4.55%	10.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,942,953	$6,607,056	$4,797,434	$4,655,875	$2,797,029	$2,768,171
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[d]	0.11%	2.03%	1.95%	1.88%	2.72%	3.45%
Portfolio turnover rate[e]	1%	3%	6%	4%	4%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$14.75	$16.02	$13.06	$11.78	$13.58	$15.00

Income from investment operations:
Net investment income[a]	0.04	0.35	0.41	0.36	0.41	0.54
Net realized and unrealized gain (loss)[b]	(3.36)	(1.25)	2.89	1.23	(1.79)	(1.47)

Total from investment operations	(3.32)	(0.90)	3.30	1.59	(1.38)	(0.93)

Less distributions from:
Net investment income	(0.04)	(0.37)	(0.34)	(0.30)	(0.42)	(0.49)
Return of capital	—	—	—	(0.01)	(0.00)[c]	—

Total distributions	(0.04)	(0.37)	(0.34)	(0.31)	(0.42)	(0.49)

Net asset value, end of period	$11.39	$14.75	$16.02	$13.06	$11.78	$13.58

Total return	(22.55)%[d]	(5.66)%	25.20%	13.58%	(9.98)%	(6.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$766,942	$1,077,437	$1,556,860	$717,122	$196,212	$144,612
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.50%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	0.63%	2.34%	2.49%	2.78%	3.41%	3.15%
Portfolio turnover rate[f]	9%	22%	24%	45%	14%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$31.96	$40.61	$30.44	$26.28	$35.89	$37.02

Income from investment operations:
Net investment income[a]	0.46	1.32	1.80	1.33	2.12	2.14
Net realized and unrealized gain (loss)[b]	(6.65)	(8.35)	9.53	4.07	(8.93)	(1.36)

Total from investment operations	(6.19)	(7.03)	11.33	5.40	(6.81)	0.78

Less distributions from:
Net investment income	(0.52)	(1.62)	(1.16)	(1.24)	(2.80)	(1.91)

Total distributions	(0.52)	(1.62)	(1.16)	(1.24)	(2.80)	(1.91)

Net asset value, end of period	$25.25	$31.96	$40.61	$30.44	$26.28	$35.89

Total return	(19.52)%[c]	(17.63)%	37.39%	20.88%	(19.36)%	1.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$927,776	$1,666,091	$2,473,038	$417,778	$195,093	$180,360
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	3.12%	3.70%	4.48%	4.45%	7.60%	5.31%
Portfolio turnover rate[e]	6%	15%	15%	24%	17%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$31.90	$33.64	$29.36	$23.85	$24.67	$21.64

Income from investment operations:
Net investment income[a]	0.09	0.83	0.80	0.67	0.63	0.59
Net realized and unrealized gain (loss)[b]	(3.45)	(1.77)	4.27	5.44	(0.80)	2.97

Total from investment operations	(3.36)	(0.94)	5.07	6.11	(0.17)	3.56

Less distributions from:
Net investment income	—	(0.80)	(0.79)	(0.60)	(0.65)	(0.53)

Total distributions	—	(0.80)	(0.79)	(0.60)	(0.65)	(0.53)

Net asset value, end of period	$28.54	$31.90	$33.64	$29.36	$23.85	$24.67

Total return	(10.53)%[c]	(2.92)%	17.21%	25.71%	(0.53)%	16.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,134,297	$1,200,164	$1,072,157	$902,860	$554,570	$524,159
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	0.60%	2.49%	2.41%	2.38%	2.73%	2.35%
Portfolio turnover rate[e]	3%	7%	5%	13%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy Capped	Non-diversified
MSCI Spain Capped	Non-diversified
MSCI Switzerland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Eurozone
Investments:
Assets:
Common Stocks	$12,304,262,574	$—	$7	$12,304,262,581
Preferred Stocks	221,412,415	—	—	221,412,415
Rights	151,463	331	—	151,794
Money Market Funds	36,944,336	—	—	36,944,336

Total	$12,562,770,788	$331	$7	$12,562,771,126

MSCI Germany
Investments:
Assets:
Common Stocks	$4,650,777,552	$—	$—	$4,650,777,552
Preferred Stocks	263,213,133	—	—	263,213,133
Money Market Funds	20,560,260	—	—	20,560,260

Total	$4,934,550,945	$—	$—	$4,934,550,945

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,948,850)	$—	$—	$(1,948,850)

Total	$(1,948,850)	$—	$—	$(1,948,850)

MSCI Italy Capped
Investments:
Assets:
Common Stocks	$754,369,790	$—	$—	$754,369,790
Preferred Stocks	13,993,770	—	—	13,993,770
Rights	—	151	—	151
Money Market Funds	7,997,347	—	—	7,997,347

Total	$776,360,907	$151	$—	$776,361,058

MSCI Spain Capped
Investments:
Assets:
Common Stocks	$929,374,266	$—	$—	$929,374,266
Rights	173,793	—	—	173,793
Money Market Funds	128,224	—	—	128,224

Total	$929,676,283	$—	$—	$929,676,283

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Switzerland Capped
Investments:
Assets:
Common Stocks	$1,121,725,739	$—	$—	$1,121,725,739
Money Market Funds	23,474,080	—	—	23,474,080

Total	$1,145,199,819	$—	$—	$1,145,199,819

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

Shares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Eurozone
Barclays Capital Inc.	$482,415	$482,415	$—
Credit Suisse Securities (USA) LLC	7,303,363	7,303,363	—
Deutsche Bank Securities Inc.	3,757,468	3,757,468	—
Goldman Sachs & Co.	7,475,112	7,475,112	—
Jefferies LLC	727	727	—
JPMorgan Clearing Corp.	5,969,117	5,969,117	—
Merrill Lynch, Pierce, Fenner & Smith	1,475,637	1,475,637	—
Morgan Stanley & Co. LLC	4,317,961	4,317,961	—
UBS Securities LLC	3,439,757	3,439,757	—

	$34,221,557	$34,221,557	$—

MSCI Germany
Goldman Sachs & Co.	$19,029,154	$19,029,154	$—

MSCI Italy Capped
Jefferies LLC	$71,536	$71,536	$—
Morgan Stanley & Co. LLC	7,405,444	7,405,444	—

	$7,476,980	$7,476,980	$—

MSCI Spain Capped
UBS Securities LLC	$58,056	$58,056	$—

MSCI Switzerland Capped
Citigroup Global Markets Inc.	$1,803,572	$1,803,572	$—
Goldman Sachs & Co.	13,267,809	13,267,809	—
Merrill Lynch, Pierce, Fenner & Smith	35,370	35,370	—
Morgan Stanley & Co. LLC	5,330,730	5,330,730	—
State Street Bank & Trust Company	161,830	161,830	—
Wells Fargo Securities LLC	1,714,651	1,714,651	—

	$22,313,962	$22,313,962	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$630,283
MSCI Germany	16,948
MSCI Italy Capped	43,851
MSCI Spain Capped	19,803
MSCI Switzerland Capped	43,812

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$12,014,786	$18,138,319
MSCI Germany	1,099,279	5,068,509
MSCI Italy Capped	6,840,182	2,943,761
MSCI Spain Capped	9,961,798	3,267,832
MSCI Switzerland Capped	8,423,353	6,799,700

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$344,599,928	$222,301,808
MSCI Germany	37,536,432	42,058,186
MSCI Italy Capped	102,679,220	101,465,104
MSCI Spain Capped	86,383,746	128,840,891
MSCI Switzerland Capped	29,807,223	29,535,800

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$5,020,994,940	$1,128,267,123
MSCI Germany	412,504,931	1,401,319,637
MSCI Italy Capped	249,483,858	295,488,782
MSCI Spain Capped	26,598,361	411,700,745
MSCI Switzerland Capped	157,156,106	94,301,254

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Germany ETF as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,948,850

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Germany ETF during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(2,424,074)	$396,213

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI Germany ETF for the six months ended February 29, 2016:

Average value of contracts purchased	$28,003,971

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares MSCI Eurozone ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Eurozone	$70,176,760	$—	$26,644,200	$68,035,542	$30,230,739	$195,087,241
MSCI Germany	29,427,327	3,394,735	27,790,050	28,490,949	32,215,954	121,319,015
MSCI Italy Capped	35,582,636	472,268	2,743,650	18,169,627	9,459,662	66,427,843
MSCI Spain Capped	24,791,486	—	5,946,927	15,120,672	8,619,903	54,478,988
MSCI Switzerland Capped	12,201,097	—	2,837,786	22,569,380	6,955,758	44,564,021

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$15,378,978,268	$131,119,310	$(2,947,326,452)	$(2,816,207,142)
MSCI Germany	6,491,453,500	55,857,619	(1,612,760,174)	(1,556,902,555)
MSCI Italy Capped	1,149,167,939	3,387,261	(376,194,142)	(372,806,881)
MSCI Spain Capped	1,493,642,382	9,840,964	(573,807,063)	(563,966,099)
MSCI Switzerland Capped	1,342,500,068	29,804,796	(227,105,045)	(197,300,249)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone	$0.065180	$—	$0.011706	$0.076886	85%	—%	15%	100%
MSCI Spain Capped	0.473255	—	0.049615	0.522870	91	—	9	100

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Hong Kong ETF | EWH | NYSE Arca
➢	iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
➢	iShares MSCI Malaysia ETF | EWM | NYSE Arca
➢	iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
➢	iShares MSCI Singapore ETF | EWS | NYSE Arca
➢	iShares MSCI Taiwan ETF | EWT | NYSE Arca
➢	iShares MSCI Thailand Capped ETF | THD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI HONG KONG ETF

Performance as of February 29, 2016

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.25%, net of fees, while the total return for the Index was -6.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.00)%	(14.62)%	(14.23)%	(15.00)%	(14.62)%	(14.23)%
5 Years	2.28%	2.31%	2.87%	11.94%	12.10%	15.20%
10 Years	6.04%	6.11%	6.63%	79.75%	80.93%	90.07%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$937.50	$2.31	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	57.25%
Industrials	16.00
Utilities	14.00
Consumer Discretionary	9.51
Telecommunication Services	1.76
Consumer Staples	0.95
Information Technology	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

AIA Group Ltd.	17.08%
CK Hutchison Holdings Ltd.	9.06
Hong Kong Exchanges and Clearing Ltd.	6.92
Sun Hung Kai Properties Ltd.	5.39
CLP Holdings Ltd.	4.59
Jardine Matheson Holdings Ltd.	3.95
Cheung Kong Property Holdings Ltd.	3.83
Power Assets Holdings Ltd.	3.64
Hang Seng Bank Ltd.	3.59
Link REIT	3.52

TOTAL	61.57%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -2.70%, net of fees, while the total return for the Index was -2.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.66)%	(1.04)%	(0.20)%	(0.66)%	(1.04)%	(0.20)%
5 Years	4.55%	4.22%	5.00%	24.90%	22.96%	27.62%
Since Inception	3.50%	3.43%	3.88%	32.55%	31.82%	36.58%

The inception date of the Fund was 12/20/07. The first day of secondary market trading was 12/21/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$973.00	$2.35	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Industrials	23.01%
Financials	19.38
Consumer Discretionary	18.13
Consumer Staples	11.91
Information Technology	10.52
Materials	9.76
Health Care	6.19
Energy	0.58
Utilities	0.47
Telecommunication Services	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Orix JREIT Inc.	0.64%
MISUMI Group Inc.	0.64
Advance Residence Investment Corp.	0.57
Nankai Electric Railway Co. Ltd.	0.54
Sosei Group Corp.	0.51
Disco Corp.	0.51
Nissan Chemical Industries Ltd.	0.50
Japan Hotel REIT Investment Corp.	0.49
Activia Properties Inc.	0.49
Kobayashi Pharmaceutical Co. Ltd.	0.47

TOTAL	5.36%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MALAYSIA ETF

Performance as of February 29, 2016

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 4.83%, net of fees, while the total return for the Index was 4.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.37)%	(20.09)%	(20.28)%	(20.37)%	(20.09)%	(20.28)%
5 Years	(2.59)%	(2.66)%	(2.24)%	(12.31)%	(12.60)%	(10.71)%
10 Years	6.91%	6.85%	7.36%	94.99%	93.95%	103.40%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.30	$2.44	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	31.14%
Industrials	14.69
Utilities	14.07
Telecommunication Services	10.31
Consumer Staples	10.00
Consumer Discretionary	8.53
Materials	4.46
Health Care	3.56
Energy	3.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Public Bank Bhd	10.30%
Malayan Banking Bhd	9.26
Tenaga Nasional Bhd	9.00
Sime Darby Bhd	5.34
CIMB Group Holdings Bhd	5.08
Genting Bhd	4.14
Petronas Gas Bhd	3.62
Petronas Chemicals Group Bhd	3.61
DiGi.Com Bhd	3.42
IOI Corp. Bhd	3.37

TOTAL	57.14%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI PACIFIC ex JAPAN ETF

Performance as of February 29, 2016

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -5.12%, net of fees, while the total return for the Index was -4.98%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.53)%	(20.54)%	(20.24)%	(20.53)%	(20.54)%	(20.24)%
5 Years	(1.47)%	(1.57)%	(1.08)%	(7.14)%	(7.61)%	(5.30)%
10 Years	4.29%	4.32%	4.51%	52.26%	52.63%	55.47%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$948.80	$2.37	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	53.12%
Industrials	10.87
Materials	7.78
Utilities	6.07
Consumer Staples	5.47
Consumer Discretionary	4.99
Health Care	4.29
Telecommunication Services	4.19
Energy	2.84
Information Technology	0.38

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/29/16

Country	Percentage of Total Investments*

Australia	59.17%
Hong Kong	26.99
Singapore	12.38
New Zealand	1.46

TOTAL	100.00%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE ETF

Performance as of February 29, 2016

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.32%, net of fees, while the total return for the Index was -6.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.11)%	(21.32)%	(20.92)%	(21.11)%	(21.32)%	(20.92)%
5 Years	(2.01)%	(2.12)%	(1.66)%	(9.66)%	(10.15)%	(8.02)%
10 Years	5.12%	5.13%	5.40%	64.72%	64.88%	69.22%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$936.80	$2.31	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	54.73%
Industrials	17.93
Telecommunication Services	15.40
Consumer Discretionary	7.62
Consumer Staples	4.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Singapore Telecommunications Ltd.	14.30%
Oversea-Chinese Banking Corp. Ltd.	11.79
DBS Group Holdings Ltd.	11.43
United Overseas Bank Ltd.	10.58
CapitaLand Ltd.	3.79
Keppel Corp. Ltd.	3.73
ComfortDelGro Corp. Ltd.	3.21
Singapore Press Holdings Ltd.	3.08
Singapore Airlines Ltd.	3.07
Wilmar International Ltd.	3.01

TOTAL	67.99%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI TAIWAN ETF

Performance as of February 29, 2016

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -2.44%, net of fees, while the total return for the Index was -2.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.78)%	(17.27)%	(16.28)%	(16.78)%	(17.27)%	(16.28)%
5 Years	0.06%	(0.19)%	0.50%	0.28%	(0.97)%	2.53%
10 Years	3.09%	3.05%	3.65%	35.62%	35.06%	43.16%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$975.60	$3.14	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Information Technology	58.04%
Financials	16.56
Materials	9.82
Telecommunication Services	5.37
Consumer Discretionary	4.16
Consumer Staples	3.22
Industrials	1.80
Energy	0.69
Health Care	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Taiwan Semiconductor Manufacturing Co. Ltd.	24.45%
Hon Hai Precision Industry Co. Ltd.	8.32
Chunghwa Telecom Co. Ltd.	3.06
MediaTek Inc.	2.57
Formosa Plastics Corp.	2.50
Nan Ya Plastics Corp.	2.32
Cathay Financial Holding Co. Ltd.	2.23
Uni-President Enterprises Corp.	2.08
Delta Electronics Inc.	2.05
Advanced Semiconductor Engineering Inc.	1.91

TOTAL	51.49%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Thailand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -2.21%, net of fees, while the total return for the Index was -2.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.72)%	(20.16)%	(20.68)%	(20.72)%	(20.16)%	(20.68)%
5 Years	3.16%	3.14%	3.41%	16.82%	16.73%	18.25%
Since Inception	5.73%	5.80%	6.03%	55.62%	56.44%	59.15%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.90	$3.15	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	29.01%
Energy	15.42
Industrials	11.55
Consumer Staples	9.51
Materials	9.04
Telecommunication Services	7.35
Health Care	5.91
Consumer Discretionary	5.73
Information Technology	3.64
Utilities	2.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

PTT PCL NVDR	7.33%
Siam Commercial Bank PCL (The) NVDR	6.05
Kasikornbank PCL Foreign	5.67
CP ALL PCL NVDR	5.28
Airports of Thailand PCL NVDR	5.06
Advanced Info Service PCL NVDR	4.94
Siam Cement PCL (The) Foreign	3.43
PTT Global Chemical PCL NVDR	2.99
Kasikornbank PCL NVDR	2.88
Bumrungrad Hospital PCL NVDR	2.53

TOTAL	46.16%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AIRLINES — 0.52%
Cathay Pacific Airways Ltd.	5,548,000	$8,846,949

		8,846,949
BANKS — 7.29%
Bank of East Asia Ltd. (The)[a]	5,535,210	17,617,516
BOC Hong Kong Holdings Ltd.	17,437,000	45,295,860
Hang Seng Bank Ltd.	3,604,000	60,899,751

		123,813,127
DIVERSIFIED FINANCIAL SERVICES — 7.40%
First Pacific Co. Ltd./Hong Kong	12,280,999	8,512,514
Hong Kong Exchanges and Clearing Ltd.[a]	5,399,300	117,274,200

		125,786,714
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.75%
HKT Trust & HKT Ltd.	12,458,500	17,239,053
PCCW Ltd.	19,728,169	12,532,828

		29,771,881
ELECTRIC UTILITIES — 10.58%
Cheung Kong Infrastructure Holdings Ltd.[a]	2,971,000	30,316,911
CLP Holdings Ltd.	8,919,700	77,770,575
HK Electric Investments & HK Electric Investments Ltd.[b]	11,951,000	9,989,712
Power Assets Holdings Ltd.	6,514,500	61,742,463

		179,819,661
FOOD PRODUCTS — 0.95%
WH Group Ltd.[a,b,c]	27,605,000	16,045,807

		16,045,807
GAS UTILITIES — 3.38%
Hong Kong & China Gas Co. Ltd.	32,666,466	57,467,674

		57,467,674
HOTELS, RESTAURANTS & LEISURE — 6.39%
Galaxy Entertainment Group Ltd.[a]	10,998,000	36,913,871
Melco Crown Entertainment Ltd. ADR	437,784	6,912,609
MGM China Holdings Ltd.[a]	4,449,088	5,092,094
Sands China Ltd.	11,417,200	39,789,114
Shangri-La Asia Ltd.	6,004,000	5,690,410
SJM Holdings Ltd.[a]	9,364,000	5,707,884
Wynn Macau Ltd.[a]	7,348,000	8,466,668

		108,572,650

Security	Shares	Value
HOUSEHOLD DURABLES — 1.45%
Techtronic Industries Co. Ltd.	6,469,147	$24,708,071

		24,708,071
INDUSTRIAL CONGLOMERATES — 13.58%
CK Hutchison Holdings Ltd.	12,709,767	153,557,044
Jardine Matheson Holdings Ltd.	1,150,000	66,953,000
NWS Holdings Ltd.	7,148,000	10,148,200

		230,658,244
INSURANCE — 17.04%
AIA Group Ltd.	56,714,400	289,547,100

		289,547,100
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.51%
Link REIT	10,577,500	59,646,917

		59,646,917
REAL ESTATE MANAGEMENT & DEVELOPMENT — 21.88%
Cheung Kong Property Holdings Ltd.	12,709,267	65,048,749
Hang Lung Properties Ltd.	10,633,000	18,651,147
Henderson Land Development Co. Ltd.	5,451,061	29,441,891
Hongkong Land Holdings Ltd.	2,747,600	16,128,412
Hysan Development Co. Ltd.[a]	2,993,000	11,854,761
Kerry Properties Ltd.	3,045,000	7,150,286
New World Development Co. Ltd.	25,420,066	21,313,739
Sino Land Co. Ltd.	14,296,000	19,855,173
Sun Hung Kai Properties Ltd.	8,177,000	91,327,000
Swire Pacific Ltd. Class A	2,773,500	27,035,397
Swire Properties Ltd.	5,506,800	14,163,307
Wharf Holdings Ltd. (The)	6,422,150	32,250,530
Wheelock & Co. Ltd.	4,438,357	17,522,496

		371,742,888
ROAD & RAIL — 1.87%
MTR Corp. Ltd.	6,874,583	31,781,956

		31,781,956
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
ASM Pacific Technology Ltd.[a]	1,132,200	9,078,100

		9,078,100
TEXTILES, APPAREL & LUXURY GOODS — 1.65%
Li & Fung Ltd.[a]	27,676,000	15,624,395

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

February 29, 2016

Security	Shares	Value
Yue Yuen Industrial Holdings Ltd.	3,494,000	$12,423,770

		28,048,165

TOTAL COMMON STOCKS
(Cost: $2,110,398,930)		1,695,335,904

SHORT-TERM INVESTMENTS — 5.82%

MONEY MARKET FUNDS — 5.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	93,812,827	93,812,827
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	4,760,893	4,760,893
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	297,207	297,207

		98,870,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,870,927)		98,870,927

TOTAL INVESTMENTS IN SECURITIES — 105.60%
(Cost: $2,209,269,857)		1,794,206,831
Other Assets, Less Liabilities — (5.60)%		(95,144,375)

NET ASSETS — 100.00%		$1,699,062,456

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	39	Mar. 2016	Hong Kong Futures	$4,778,862	$(44,993)

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 0.04%
Jamco Corp.	3,200	$71,045

		71,045
AIR FREIGHT & LOGISTICS — 0.24%
Kintetsu World Express Inc.	12,800	170,780
Konoike Transport Co. Ltd.	9,600	104,611
Mitsui-Soko Holdings Co. Ltd.	32,000	79,947
Yusen Logistics Co. Ltd.	6,400	66,963

		422,301
AUTO COMPONENTS — 3.50%
Aisan Industry Co. Ltd.	9,600	76,035
Akebono Brake Industry Co. Ltd.[a]	25,600	53,071
Calsonic Kansei Corp.	40,000	293,776
Daikyonishikawa Corp.	12,800	186,883
Eagle Industry Co. Ltd.	6,400	79,153
Exedy Corp.	9,600	191,447
FCC Co. Ltd.	9,600	158,108
Futaba Industrial Co. Ltd.	16,000	62,370
G-Tekt Corp.	6,400	69,004
Kasai Kogyo Co. Ltd.	6,400	67,586
Keihin Corp.	12,800	176,223
KYB Corp.	64,000	164,430
Mitsuba Corp.	9,600	127,830
Musashi Seimitsu Industry Co. Ltd.	6,400	116,235
Nifco Inc./Japan	16,000	722,924
Nippon Seiki Co. Ltd.	8,000	154,649
Nissin Kogyo Co. Ltd.	12,800	160,234
Pacific Industrial Co. Ltd.	12,800	112,833
Piolax Inc.	3,200	149,688
Press Kogyo Co. Ltd.	25,600	87,771
Riken Corp.	32,000	101,209
Sanden Holdings Corp.	32,000	81,648
Showa Corp.	16,000	129,559
Sumitomo Riko Co. Ltd.	12,800	106,029
Tachi-S Co. Ltd.	9,600	133,273
Taiho Kogyo Co. Ltd.	6,400	61,916
Takata Corp.[a,b]	9,600	42,015
Tokai Rika Co. Ltd.	16,000	315,393
Topre Corp.	12,800	238,026
Toyo Tire & Rubber Co. Ltd.	32,000	485,634
Toyota Boshoku Corp.	22,400	353,637
TPR Co. Ltd.	6,400	154,280
TS Tech Co. Ltd.	16,000	355,650

Security	Shares	Value
Unipres Corp.	12,800	$231,903
Yorozu Corp.	6,400	130,750

		6,131,172
AUTOMOBILES — 0.15%
Nissan Shatai Co. Ltd.	25,600	255,830

		255,830
BANKS — 4.50%
77 Bank Ltd. (The)	96,000	340,199
Aichi Bank Ltd. (The)	3,200	122,330
Akita Bank Ltd. (The)	64,000	159,327
Aomori Bank Ltd. (The)	64,000	175,203
Ashikaga Holdings Co. Ltd.	35,200	100,727
Awa Bank Ltd. (The)	64,000	289,736
Bank of Iwate Ltd. (The)	3,200	104,753
Bank of Nagoya Ltd. (The)	64,000	200,718
Bank of Saga Ltd. (The)	32,000	57,550
Bank of the Ryukyus Ltd.	12,800	134,832
Chiba Kogyo Bank Ltd. (The)	16,000	64,496
Daishi Bank Ltd. (The)	96,000	318,086
Eighteenth Bank Ltd. (The)	64,000	143,451
Higashi-Nippon Bank Ltd. (The)	32,000	77,679
Hokkoku Bank Ltd. (The)	96,000	244,093
Hokuetsu Bank Ltd. (The)	64,000	100,359
Hyakugo Bank Ltd. (The)	64,000	230,769
Hyakujushi Bank Ltd. (The)	64,000	180,873
Jimoto Holdings Inc.	60,800	75,411
Juroku Bank Ltd. (The)	96,000	300,226
Kansai Urban Banking Corp.	9,600	88,282
Keiyo Bank Ltd. (The)	64,000	242,676
Kiyo Bank Ltd. (The)	22,400	245,681
Mie Bank Ltd. (The)	32,000	53,581
Minato Bank Ltd. (The)	64,000	87,885
Miyazaki Bank Ltd. (The)	64,000	155,925
Musashino Bank Ltd. (The)	9,600	245,964
Nanto Bank Ltd. (The)	64,000	167,265
Nishi-Nippon City Bank Ltd. (The)	224,000	404,837
North Pacific Bank Ltd.	105,600	261,953
Ogaki Kyoritsu Bank Ltd. (The)	96,000	299,375
Oita Bank Ltd. (The)	64,000	196,749
San-in Godo Bank Ltd. (The)	44,800	265,922
Senshu Ikeda Holdings Inc.	80,000	272,868
Shiga Bank Ltd. (The)	64,000	261,386
Shikoku Bank Ltd. (The)	64,000	117,369
Tochigi Bank Ltd. (The)	32,000	118,786
Toho Bank Ltd. (The)	64,000	185,409

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Tokyo TY Financial Group Inc.	6,930	$157,847
TOMONY Holdings Inc.	48,000	138,631
Towa Bank Ltd. (The)	128,000	98,658
Tsukuba Bank Ltd.	28,800	74,248
Yamagata Bank Ltd. (The)	64,000	214,893
Yamanashi Chuo Bank Ltd. (The)	32,000	113,400

		7,890,408
BEVERAGES — 1.26%
Coca-Cola East Japan Co. Ltd.	19,266	332,835
Coca-Cola West Co. Ltd.	22,400	501,085
Ito EN Ltd.	19,200	545,169
Sapporo Holdings Ltd.	96,000	436,306
Takara Holdings Inc.	54,400	399,536

		2,214,931
BIOTECHNOLOGY — 0.46%
Japan Tissue Engineering Co. Ltd.[a,b]	6,400	86,014
NanoCarrier Co. Ltd.[b]	12,800	107,276
OncoTherapy Science Inc.[a,b]	41,600	96,560
PeptiDream Inc.[a,b]	9,600	362,737
Takara Bio Inc.	16,000	147,987

		800,574
BUILDING PRODUCTS — 1.61%
Aica Kogyo Co. Ltd.	16,000	304,195
Bunka Shutter Co. Ltd.	16,000	128,142
Central Glass Co. Ltd.	64,000	365,147
Nichias Corp.	32,000	177,754
Nichiha Corp.	6,400	86,467
Nippon Sheet Glass Co. Ltd.[b]	288,000	183,708
Nitto Boseki Co. Ltd.	64,000	207,522
Noritz Corp.	9,600	153,090
Okabe Co. Ltd.	12,800	78,699
Sankyo Tateyama Inc.	9,600	111,926
Sanwa Holdings Corp.	67,200	429,246
Sekisui Jushi Corp.	9,600	113,967
Takara Standard Co. Ltd.	32,000	270,458
Takasago Thermal Engineering Co. Ltd.	16,000	216,594

		2,826,915
CAPITAL MARKETS — 1.68%
Ichigo Inc.	57,600	193,403
Ichiyoshi Securities Co. Ltd.	12,800	120,090
IwaiCosmo Holdings Inc.	6,400	59,932
Jafco Co. Ltd.	12,800	352,673
kabu.com Securities Co. Ltd.	51,200	153,770
Kyokuto Securities Co. Ltd.	6,400	76,205

Security	Shares	Value
Marusan Securities Co. Ltd.	19,200	$202,419
Matsui Securities Co. Ltd.	35,200	299,064
Mito Securities Co. Ltd.	22,400	60,726
Monex Group Inc.	57,600	147,476
Nihon M&A Center Inc.	9,600	454,166
Okasan Securities Group Inc.	64,000	303,911
Sawada Holdings Co. Ltd.	6,400	58,061
SPARX Group Co. Ltd.[a]	32,000	59,251
Tokai Tokyo Financial Holdings Inc.	67,200	326,847
Toyo Securities Co. Ltd.	32,000	82,498

		2,950,492
CHEMICALS — 5.99%
Achilles Corp.	64,000	82,215
ADEKA Corp.	25,600	339,292
C Uyemura & Co. Ltd.	3,200	127,291
Chugoku Marine Paints Ltd.	32,000	210,640
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	32,000	129,843
Denka Co. Ltd.	128,000	453,599
DIC Corp.	256,000	551,123
Fujimi Inc.	6,400	69,287
Fujimori Kogyo Co. Ltd.	3,200	68,607
Ihara Chemical Industry Co. Ltd.	9,600	112,691
Ishihara Sangyo Kaisha Ltd.[b]	128,000	81,648
JSP Corp.	3,200	63,504
Konishi Co. Ltd.	6,400	149,518
Kumiai Chemical Industry Co. Ltd.	12,800	128,482
Kureha Corp.	32,000	104,328
Lintec Corp.	12,800	237,006
Nihon Nohyaku Co. Ltd.	16,000	87,460
Nihon Parkerizing Co. Ltd.	28,800	231,165
Nippon Kayaku Co. Ltd.	64,000	627,101
Nippon Shokubai Co. Ltd.	7,000	349,767
Nippon Soda Co. Ltd.	32,000	144,018
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	53,023
Nissan Chemical Industries Ltd.	38,400	866,488
NOF Corp.	32,000	228,217
Okamoto Industries Inc.[a]	32,000	265,922
Osaka Soda Co. Ltd.	32,000	115,951
Sakai Chemical Industry Co. Ltd.	32,000	83,349
Sakata INX Corp.	12,800	124,173
Sanyo Chemical Industries Ltd.	6,000	38,963
Shin-Etsu Polymer Co. Ltd.	12,800	63,844
Showa Denko KK	480,000	476,279

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Sumitomo Bakelite Co. Ltd.	64,000	$263,087
Taiyo Holdings Co. Ltd.	6,400	202,419
Takasago International Corp.	6,400	129,843
Tenma Corp.	6,400	108,070
Toagosei Co. Ltd.	32,000	241,258
Tokai Carbon Co. Ltd.	64,000	151,956
Tokuyama Corp.[b]	96,000	134,379
Tokyo Ohka Kogyo Co. Ltd.	12,800	335,663
Tosoh Corp.	160,000	608,106
Toyo Ink SC Holdings Co. Ltd.	64,000	239,841
Toyobo Co. Ltd.	288,000	418,445
Ube Industries Ltd.	352,000	595,632
Zeon Corp.	64,000	407,105

		10,500,598
COMMERCIAL SERVICES & SUPPLIES — 1.60%
Aeon Delight Co. Ltd.	6,400	199,584
Daiseki Co. Ltd.	12,860	197,671
Duskin Co. Ltd.	16,000	297,249
Itoki Corp.	12,800	76,885
Kokuyo Co. Ltd.	25,600	254,242
Kyodo Printing Co. Ltd.	32,000	91,570
Matsuda Sangyo Co. Ltd.	6,460	68,849
Mitsubishi Pencil Co. Ltd.	6,400	239,841
Nippon Kanzai Co. Ltd.	6,400	102,854
Nippon Parking Development Co. Ltd.[a]	67,200	71,442
Nissha Printing Co. Ltd.[a]	9,600	146,541
Okamura Corp.	22,400	195,671
Oyo Corp.	6,400	66,226
Pilot Corp.	9,600	361,887
Relia Inc.	12,800	112,719
Sato Holdings Corp.	6,400	139,935
Toppan Forms Co. Ltd.	16,000	187,393

		2,810,559
COMMUNICATIONS EQUIPMENT — 0.32%
Denki Kogyo Co. Ltd.	32,000	149,688
Hitachi Kokusai Electric Inc.	32,000	354,658
Icom Inc.	3,200	62,313

		566,659
CONSTRUCTION & ENGINEERING — 4.44%
Chiyoda Corp.	41,000	322,915
Chudenko Corp.	9,600	198,761
COMSYS Holdings Corp.	32,000	477,697
Fudo Tetra Corp.	64,000	65,772
Hazama Ando Corp.	54,400	246,758
Hibiya Engineering Ltd.	6,400	88,679

Security	Shares	Value
Kandenko Co. Ltd.	32,000	$235,871
Kinden Corp.	32,000	399,167
Kumagai Gumi Co. Ltd.	96,000	210,924
Kyowa Exeo Corp.	25,600	282,365
Kyudenko Corp.	9,000	197,980
Maeda Corp.	32,000	220,563
Maeda Road Construction Co. Ltd.	32,000	476,279
MIRAIT Holdings Corp.	19,200	141,353
Nippo Corp.	14,000	208,868
Nippon Densetsu Kogyo Co. Ltd.	9,600	186,344
Nippon Koei Co. Ltd.	32,000	100,926
Nippon Road Co. Ltd. (The)	32,000	149,971
Nishimatsu Construction Co. Ltd.	96,000	375,920
Okumura Corp.	64,000	331,127
OSJB Holdings Corp.	44,800	88,905
Penta-Ocean Construction Co. Ltd.	92,800	376,544
Raito Kogyo Co. Ltd.	16,000	153,940
Sanki Engineering Co. Ltd.	12,800	102,287
SHO-BOND Holdings Co. Ltd.	6,400	213,192
Sumitomo Densetsu Co. Ltd.	6,400	77,509
Sumitomo Mitsui Construction Co. Ltd.	265,600	218,833
Taikisha Ltd.	9,600	217,132
Takamatsu Construction Group Co. Ltd.	3,200	63,107
Tekken Corp.[a]	32,000	72,009
Toa Corp./Tokyo	64,000	136,080
Toda Corp.	64,000	264,221
Tokyu Construction Co. Ltd.	22,440	160,435
Toshiba Plant Systems & Services Corp.	12,800	142,317
Totetsu Kogyo Co. Ltd.	9,600	258,977
Toyo Construction Co. Ltd.	22,400	86,127
Toyo Engineering Corp.[b]	32,000	78,246
Yahagi Construction Co. Ltd.	9,600	63,532
Yokogawa Bridge Holdings Corp.[a]	9,600	90,663

		7,782,296
CONSTRUCTION MATERIALS — 0.27%
Sumitomo Osaka Cement Co. Ltd.	128,000	467,207

		467,207
CONSUMER FINANCE — 0.67%
Aiful Corp.[a,b]	102,400	285,767
Hitachi Capital Corp.	16,000	343,318
J Trust Co. Ltd.	25,600	184,841
Jaccs Co. Ltd.	32,000	119,070
Orient Corp.[b]	134,400	236,949

		1,169,945

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
CONTAINERS & PACKAGING — 0.52%
FP Corp.	6,400	$244,660
Fuji Seal International Inc.	6,400	203,836
Pack Corp. (The)	6,400	152,693
Rengo Co. Ltd.	64,000	312,416

		913,605
DISTRIBUTORS — 0.31%
Canon Marketing Japan Inc.	16,000	269,325
Doshisha Co. Ltd.	6,400	120,544
PALTAC Corp.	9,600	148,922

		538,791
DIVERSIFIED CONSUMER SERVICES — 0.04%
Meiko Network Japan Co. Ltd.	6,400	63,107

		63,107
DIVERSIFIED FINANCIAL SERVICES — 1.00%
Century Tokyo Leasing Corp.	12,880	439,318
Financial Products Group Co. Ltd.	19,200	172,481
Fuyo General Lease Co. Ltd.	6,400	271,309
IBJ Leasing Co. Ltd.	6,400	112,039
Japan Securities Finance Co. Ltd.	25,600	106,369
Ricoh Leasing Co. Ltd.	6,400	180,589
Zenkoku Hosho Co. Ltd.	16,000	476,988

		1,759,093
ELECTRIC UTILITIES — 0.37%
Hokkaido Electric Power Co. Inc.[b]	57,600	487,846
Okinawa Electric Power Co. Inc. (The)	6,400	157,512

		645,358
ELECTRICAL EQUIPMENT — 1.57%
Chiyoda Integre Co. Ltd.	3,200	72,236
Cosel Co. Ltd.	6,400	61,860
Daihen Corp.	32,000	138,915
Denyo Co. Ltd.	3,200	32,744
Fujikura Ltd.	96,000	443,960
Furukawa Electric Co. Ltd.	224,000	478,264
Futaba Corp.	9,600	124,683
GS Yuasa Corp.	128,000	522,773
Idec Corp./Japan	9,600	85,390
Nissin Electric Co. Ltd.	12,800	115,554
Nitto Kogyo Corp.	9,600	157,172
Toyo Tanso Co. Ltd.	3,200	40,540
Ushio Inc.	35,200	483,990

		2,758,081

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.61%
Ai Holdings Corp.	12,800	$334,983
Amano Corp.	19,200	278,623
Anritsu Corp.	44,800	256,397
Azbil Corp.	19,200	476,449
Canon Electronics Inc.	6,400	90,890
Daiwabo Holdings Co. Ltd.	64,000	112,833
Dexerials Corp.[b]	16,000	138,206
Elematec Corp.	3,200	58,543
Enplas Corp.	3,200	111,982
HORIBA Ltd.	12,800	419,579
Hosiden Corp.	19,200	113,967
Ibiden Co. Ltd.	38,400	466,413
Iriso Electronics Co. Ltd.	3,200	128,284
Japan Aviation Electronics Industry Ltd.	32,000	333,112
Japan Cash Machine Co. Ltd.[a]	6,400	56,643
Japan Display Inc.[a,b]	118,400	238,111
Kaga Electronics Co. Ltd.	6,400	75,241
Kanematsu Electronics Ltd.	3,200	52,873
Koa Corp.	9,600	71,017
Macnica Fuji Electronics Holdings Inc.[b]	9,600	115,243
Maruwa Co. Ltd./Aichi	3,200	70,194
Mitsumi Electric Co. Ltd.[a]	28,800	131,402
Nichicon Corp.	16,000	103,336
Nippon Ceramic Co. Ltd.[a]	6,400	105,632
Nippon Chemi-Con Corp.	64,000	86,751
Nippon Signal Co. Ltd.	16,000	126,157
Nohmi Bosai Ltd.	6,400	78,643
Oki Electric Industry Co. Ltd.	256,000	331,127
Ryosan Co. Ltd.	9,600	245,794
Ryoyo Electro Corp.	6,400	63,390
SIIX Corp.	3,200	82,498
SMK Corp.	32,000	152,806
Taiyo Yuden Co. Ltd.	32,000	328,009
Topcon Corp.	32,000	344,735
Toyo Corp./Chuo-ku	9,600	90,833
UKC Holdings Corp.	3,200	57,210

		6,327,906
ENERGY EQUIPMENT & SERVICES — 0.18%
Modec Inc.	9,600	126,129
Shinko Plantech Co. Ltd.	16,000	116,944
Toyo Kanetsu KK	32,000	66,055

		309,128

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 4.23%
Ain Holdings Inc.	6,400	$290,870
Arcs Co. Ltd.	12,800	257,985
Axial Retailing Inc.	3,200	96,673
Belc Co. Ltd.	3,200	110,140
Cawachi Ltd.	6,400	108,921
Cocokara fine Inc.	6,400	265,072
Cosmos Pharmaceutical Corp.	3,200	492,155
Create SD Holdings Co. Ltd.	9,600	213,305
Daikokutenbussan Co. Ltd.	3,200	137,923
Heiwado Co. Ltd.	9,600	178,775
Kato Sangyo Co. Ltd.	6,400	153,090
Kobe Bussan Co. Ltd.[a]	3,200	74,078
Kusuri No Aoki Co. Ltd.	3,200	142,033
Life Corp.	3,200	68,550
Matsumotokiyoshi Holdings Co. Ltd.	12,800	570,401
Ministop Co. Ltd.	6,400	110,848
Mitsubishi Shokuhin Co. Ltd.	3,200	84,738
Qol Co. Ltd.	6,400	89,302
San-A Co. Ltd.	6,400	272,443
Sogo Medical Co. Ltd.	3,200	104,044
Sugi Holdings Co. Ltd.	12,800	602,153
Sundrug Co. Ltd.	9,600	633,621
Tsuruha Holdings Inc.	9,600	812,226
United Super Markets Holdings Inc.	16,000	135,513
UNY Group Holdings Co. Ltd.	67,200	435,200
Valor Holdings Co. Ltd.	12,800	276,582
Welcia Holdings Co. Ltd.	6,400	316,385
Yaoko Co. Ltd.	6,400	246,645
Yokohama Reito Co. Ltd.	16,000	141,891

		7,421,562
FOOD PRODUCTS — 4.09%
Ariake Japan Co. Ltd.	6,400	352,106
Dydo Drinco Inc.	3,200	145,435
Ezaki Glico Co. Ltd.	12,800	683,801
Fuji Oil Holdings Inc.	19,200	325,401
Fujiya Co. Ltd.[b]	32,000	53,014
Hokuto Corp.	6,400	115,101
House Foods Group Inc.	19,200	365,714
Itoham Foods Inc.	32,000	203,836
J-Oil Mills Inc.	32,000	93,838
Kagome Co. Ltd.	25,600	481,042
Kameda Seika Co. Ltd.	3,200	126,441
Kewpie Corp.	32,000	716,403
KEY Coffee Inc.	6,400	102,173

Security	Shares	Value
Marudai Food Co. Ltd.	32,000	$117,369
Maruha Nichiro Corp.	12,800	255,150
MEGMILK SNOW BRAND Co. Ltd.	12,800	304,025
Mitsui Sugar Co. Ltd.	32,000	136,080
Morinaga & Co. Ltd./Japan	64,000	358,343
Morinaga Milk Industry Co. Ltd.	64,000	301,076
Nichirei Corp.	64,000	485,918
Nippon Beet Sugar Manufacturing Co. Ltd.	48,000	81,648
Nippon Flour Mills Co. Ltd.	32,000	233,887
Nippon Suisan Kaisha Ltd.	76,800	355,848
Nisshin OilliO Group Ltd. (The)	32,000	128,142
Prima Meat Packers Ltd.	64,000	155,358
S Foods Inc.	3,200	62,823
Sakata Seed Corp.	9,600	233,632
Showa Sangyo Co. Ltd.	32,000	128,425
Warabeya Nichiyo Co. Ltd.	3,200	66,878

		7,168,907
GAS UTILITIES — 0.10%
K&O Energy Group Inc.	6,400	69,741
Shizuoka Gas Co. Ltd.	16,000	101,918

		171,659
HEALTH CARE EQUIPMENT & SUPPLIES — 1.79%
Asahi Intecc Co. Ltd.	16,000	744,186
Eiken Chemical Co. Ltd.	6,400	120,884
Fukuda Denshi Co. Ltd.	3,200	175,769
Hogy Medical Co. Ltd.	3,200	155,358
JEOL Ltd.	32,000	153,090
Mani Inc.	6,400	94,575
Menicon Co. Ltd.[b]	3,200	95,256
Nagaileben Co. Ltd.	6,400	111,642
Nakanishi Inc.	6,400	221,980
Nihon Kohden Corp.	22,400	548,515
Nikkiso Co. Ltd.	19,200	139,482
Nipro Corp.	38,400	359,931
Paramount Bed Holdings Co. Ltd.	6,400	220,846

		3,141,514
HEALTH CARE PROVIDERS & SERVICES — 0.80%
AS ONE Corp.	3,200	112,266
BML Inc.	3,200	119,211
Message Co. Ltd.	3,400	93,528
Nichii Gakkan Co.[a]	12,800	87,658
Ship Healthcare Holdings Inc.	12,800	339,519
Toho Holdings Co. Ltd.	16,000	331,553
Tokai Corp./Gifu	3,200	85,617

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Tsukui Corp.	9,600	$119,580
Vital KSK Holdings Inc.	12,800	114,534

		1,403,466
HOTELS, RESTAURANTS & LEISURE — 3.49%
Accordia Golf Co. Ltd.	19,200	182,517
Atom Corp.	25,600	156,038
Colowide Co. Ltd.	19,200	292,061
Create Restaurants Holdings Inc.	9,600	82,924
Doutor Nichires Holdings Co. Ltd.	9,600	150,878
Fuji Kyuko Co. Ltd.	32,000	355,508
Fujita Kanko Inc.	32,000	151,956
Hiday Hidaka Corp.	3,880	96,901
Hiramatsu Inc.	9,600	55,367
HIS Co. Ltd.	12,800	364,013
Kappa Create Co. Ltd.[a,b]	6,400	65,205
Kisoji Co. Ltd.	6,400	124,230
KNT-CT Holdings Co. Ltd.[b]	32,000	50,179
Koshidaka Holdings Co. Ltd.	3,200	62,795
Kura Corp.	3,200	148,270
Kyoritsu Maintenance Co. Ltd.	3,240	245,422
MOS Food Services Inc.	9,600	267,482
Ohsho Food Service Corp.	3,200	111,132
Plenus Co. Ltd.	6,400	104,611
Resorttrust Inc.	25,600	589,906
Ringer Hut Co. Ltd.[a]	6,400	129,956
Round One Corp.	22,400	143,281
Royal Holdings Co. Ltd.	9,600	183,367
Saizeriya Co. Ltd.	9,600	197,401
Skylark Co. Ltd.	35,200	450,934
St. Marc Holdings Co. Ltd.	6,400	165,167
Tokyo Dome Corp.	64,000	288,035
Tokyotokeiba Co. Ltd.	32,000	60,102
Toridoll.corp.	6,400	129,333
Tosho Co. Ltd.	3,200	116,660
Yoshinoya Holdings Co. Ltd.[a]	19,200	239,330
Zensho Holdings Co. Ltd.	28,800	354,658

		6,115,619
HOUSEHOLD DURABLES — 2.54%
Alpine Electronics Inc.	12,800	144,698
Chofu Seisakusho Co. Ltd.	6,400	137,100
Clarion Co. Ltd.	32,000	102,910
Foster Electric Co. Ltd.	6,400	121,338
France Bed Holdings Co. Ltd.	9,600	82,583
Fujitsu General Ltd.	32,000	436,306
Haseko Corp.	86,400	747,843

Security	Shares	Value
JVC Kenwood Corp.	41,600	$111,670
Misawa Homes Co. Ltd.	9,600	60,641
PanaHome Corp.	32,000	226,516
Pioneer Corp.[b]	96,000	219,429
Pressance Corp.	3,200	100,642
Sangetsu Co. Ltd.	16,000	283,074
Sharp Corp./Japan[a,b]	480,000	548,572
Starts Corp. Inc.	9,600	189,321
Sumitomo Forestry Co. Ltd.	41,600	464,741
Tamron Co. Ltd.	6,400	99,225
Token Corp.	3,220	239,913
Zojirushi Corp.[a]	9,000	134,352

		4,450,874
HOUSEHOLD PRODUCTS — 0.88%
Earth Chemical Co. Ltd.	3,200	118,503
Lion Corp.	64,000	676,430
Pigeon Corp.	32,000	747,304

		1,542,237
INDUSTRIAL CONGLOMERATES — 0.34%
Katakura Industries Co. Ltd.	6,400	63,277
Nisshinbo Holdings Inc.	41,600	390,662
TOKAI Holdings Corp.	28,800	139,312

		593,251
INSURANCE — 0.04%
Anicom Holdings Inc.[b]	3,200	74,022

		74,022
INTERNET & CATALOG RETAIL — 0.53%
ASKUL Corp.	6,400	195,048
Belluna Co. Ltd.	16,000	69,882
Senshukai Co. Ltd.	9,600	58,514
Start Today Co. Ltd.	19,200	607,256

		930,700
INTERNET SOFTWARE & SERVICES — 1.22%
COOKPAD Inc.[a]	16,000	306,179
CROOZ Inc.[a]	3,200	63,220
Dena Co. Ltd.	35,200	513,928
Dip Corp.	6,400	120,431
F@N Communications Inc.[a]	12,800	77,679
GMO Internet Inc.	22,400	256,595
Gree Inc.	35,200	166,216
Gurunavi Inc.	9,600	217,728
Infomart Corp.	12,800	120,090
Internet Initiative Japan Inc.[a]	9,600	195,530
SMS Co. Ltd.	6,400	104,441

		2,142,037

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
IT SERVICES — 1.73%
Digital Garage Inc.	12,800	$198,450
DTS Corp.	6,400	119,637
GMO Payment Gateway Inc.[a]	6,474	364,781
Ines Corp.	9,600	95,001
Information Services International-Dentsu Ltd.	3,200	60,725
IT Holdings Corp.	25,648	589,648
NEC Networks & System Integration Corp.	6,400	100,699
NET One Systems Co. Ltd.	25,600	136,306
Nihon Unisys Ltd.[a]	19,200	243,753
NS Solutions Corp.	6,400	118,786
SCSK Corp.	16,056	616,636
TKC Corp.	6,400	181,156
Transcosmos Inc.	9,600	213,305

		3,038,883
LEISURE PRODUCTS — 0.53%
Fields Corp.[a]	3,200	46,862
Heiwa Corp.	16,016	330,465
Mars Engineering Corp.	3,200	53,865
Mizuno Corp.	32,000	142,317
Tomy Co. Ltd.	19,200	135,739
Universal Entertainment Corp.	6,400	99,225
Yonex Co. Ltd.[a]	3,200	127,008

		935,481
LIFE SCIENCES TOOLS & SERVICES — 0.07%
EPS Holdings Inc.	9,600	119,580

		119,580
MACHINERY — 6.20%
Aichi Corp.	9,600	66,764
Aida Engineering Ltd.	19,200	154,791
Asahi Diamond Industrial Co. Ltd.	16,000	141,608
Bando Chemical Industries Ltd.	32,000	121,621
CKD Corp.	16,000	115,526
Daifuku Co. Ltd.	28,800	455,187
Daiwa Industries Ltd.	9,600	78,331
DMG Mori Co. Ltd.	35,200	312,473
Ebara Corp.	128,000	493,289
Fuji Machine Manufacturing Co. Ltd.	22,400	225,836
Fujitec Co. Ltd.	22,400	227,423
Fukushima Industries Corp.	3,200	66,481
Furukawa Co. Ltd.	96,000	138,631
Glory Ltd.	19,200	647,229

Security	Shares	Value
Harmonic Drive Systems Inc.[a]	6,400	$144,528
Hitachi Koki Co. Ltd.	16,000	101,209
Hitachi Zosen Corp.	51,200	244,036
Iseki & Co. Ltd.[a]	64,000	107,163
Japan Steel Works Ltd. (The)	96,000	317,236
Juki Corp.	9,600	74,759
Kato Works Co. Ltd.	32,000	108,864
Kitz Corp.	28,800	120,686
Komori Corp.	16,000	168,824
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,600	89,472
Makino Milling Machine Co. Ltd.	32,000	195,331
Max Co. Ltd.	4,000	41,462
Meidensha Corp.	64,000	267,056
METAWATER Co. Ltd.[a]	3,200	69,684
Mitsui Engineering & Shipbuilding Co. Ltd.	256,000	337,931
Miura Co. Ltd.	25,600	411,868
Morita Holdings Corp.	9,600	101,549
Nachi-Fujikoshi Corp.	64,000	213,759
Namura Shipbuilding Co. Ltd.	16,000	98,658
Nippon Sharyo Ltd.[a,b]	32,000	69,457
Nippon Thompson Co. Ltd.	32,000	104,611
Nitta Corp.	6,400	161,821
Nitto Kohki Co. Ltd.	3,200	57,182
Noritake Co. Ltd./Nagoya Japan	57,000	121,701
NTN Corp.	160,000	504,629
Obara Group Inc.	3,200	112,407
Oiles Corp.	6,496	98,526
OKUMA Corp.[a]	32,000	227,934
OSG Corp.	25,600	432,280
Ryobi Ltd.	32,000	112,833
Shibuya Corp.	6,400	76,885
Shima Seiki Manufacturing Ltd.	9,600	146,201
ShinMaywa Industries Ltd.	32,000	226,800
Sintokogio Ltd.	16,000	130,551
Sodick Co. Ltd.	12,800	83,235
Star Micronics Co. Ltd.	12,800	135,173
Tadano Ltd.	32,000	274,144
Takeuchi Manufacturing Co. Ltd.	9,600	116,348
Takuma Co. Ltd.	32,000	279,814
Teikoku Sen-I Co. Ltd.	6,400	84,143
Tocalo Co. Ltd.	6,400	108,070
Toshiba Machine Co. Ltd.	32,000	101,493
Tsubakimoto Chain Co.	32,000	187,110
Tsugami Corp.	32,000	113,400

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Tsukishima Kikai Co. Ltd.	9,600	$81,223
Tsurumi Manufacturing Co. Ltd.	6,400	88,905
Union Tool Co.	3,200	70,988
YAMABIKO Corp.	9,600	62,597
Yushin Precision Equipment Co. Ltd.	3,200	48,223

		10,877,949
MARINE — 0.36%
Iino Kaiun Kaisha Ltd.	28,800	105,377
Kawasaki Kisen Kaisha Ltd.	288,000	482,232
NS United Kaiun Kaisha Ltd.	32,000	41,391

		629,000
MEDIA — 1.99%
Adways Inc.[a]	9,600	44,226
Asatsu-DK Inc.	9,600	249,536
Avex Group Holdings Inc.	9,600	110,990
CyberAgent Inc.	16,000	657,719
Daiichikosho Co. Ltd.	12,800	535,247
Kadokawa Dwango[b]	16,008	262,084
Next Co. Ltd.	16,000	141,891
Septeni Holdings Co. Ltd.[a]	6,400	120,204
Shochiku Co. Ltd.	32,000	278,396
SKY Perfect JSAT Holdings Inc.	54,400	331,099
Toei Co. Ltd.	32,000	250,047
Tokyo Broadcasting System Holdings Inc.	12,800	204,460
TV Asahi Holdings Corp.	6,400	114,307
USEN Corp.[b]	32,080	78,441
Zenrin Co. Ltd.	6,400	103,421

		3,482,068
METALS & MINING — 2.30%
Aichi Steel Corp.	32,000	119,637
Asahi Holdings Inc.	9,600	124,853
Daido Steel Co. Ltd.	96,000	361,462
Dowa Holdings Co. Ltd.	64,000	366,281
Godo Steel Ltd.	32,000	53,581
Kurimoto Ltd.	32,000	43,659
Kyoei Steel Ltd.	6,400	97,921
Mitsubishi Steel Manufacturing Co. Ltd.	32,000	49,329
Mitsui Mining & Smelting Co. Ltd.	192,000	295,973
Nakayama Steel Works Ltd.[b]	64,000	37,422
Neturen Co. Ltd.	9,600	61,576
Nippon Denko Co. Ltd.	38,400	56,473
Nippon Light Metal Holdings Co. Ltd.	150,400	234,511
Nippon Yakin Kogyo Co. Ltd.[b]	54,400	56,388

Security	Shares	Value
Nisshin Steel Co. Ltd.	28,800	$341,135
Nittetsu Mining Co. Ltd.	32,000	119,070
Osaka Steel Co. Ltd.	3,200	52,079
OSAKA Titanium Technologies Co. Ltd.	6,400	101,550
Pacific Metals Co. Ltd.[a,b]	64,000	179,739
Sanyo Special Steel Co. Ltd.	32,000	149,404
Toho Titanium Co. Ltd.[a,b]	9,600	80,627
Toho Zinc Co. Ltd.	32,000	84,199
Tokyo Rope Manufacturing Co. Ltd.[b]	64,000	78,813
Tokyo Steel Manufacturing Co. Ltd.	32,000	204,687
TOPY Industries Ltd.	64,000	123,606
Toyo Kohan Co. Ltd.	9,600	25,090
UACJ Corp.	64,140	134,104
Yamato Kogyo Co. Ltd.	12,800	264,221
Yodogawa Steel Works Ltd.	6,400	136,363

		4,033,753
MULTILINE RETAIL — 0.89%
Fuji Co. Ltd./Ehime	6,400	113,627
H2O Retailing Corp.	28,935	498,592
Izumi Co. Ltd.	12,800	481,949
Matsuya Co. Ltd.[a]	9,600	77,055
Parco Co. Ltd.	6,400	49,102
Seria Co. Ltd.	6,400	347,570

		1,567,895
OIL, GAS & CONSUMABLE FUELS — 0.40%
Cosmo Energy Holdings Co. Ltd.[b]	19,200	205,820
ITOCHU Enex Co. Ltd.	16,000	117,936
Japan Petroleum Exploration Co. Ltd.	9,600	206,161
Nippon Gas Co. Ltd.	9,600	177,244

		707,161
PAPER & FOREST PRODUCTS — 0.66%
Daio Paper Corp.[a]	25,600	201,171
Hokuetsu Kishu Paper Co. Ltd.	41,600	232,186
Mitsubishi Paper Mills Ltd.[b]	96,000	67,189
Nippon Paper Industries Co. Ltd.	32,000	540,917
Tokushu Tokai Paper Co. Ltd.	32,000	106,029

		1,147,492
PERSONAL PRODUCTS — 1.41%
Artnature Inc.	6,400	53,241
Ci:z Holdings Co. Ltd.	9,600	157,342
Euglena Co. Ltd.[a,b]	19,200	251,918
Fancl Corp.	12,800	157,853
Kobayashi Pharmaceutical Co. Ltd.	9,600	820,731
Mandom Corp.	6,400	269,324

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Milbon Co. Ltd.	3,200	$119,920
Noevir Holdings Co. Ltd.	6,400	173,502
Pola Orbis Holdings Inc.	6,400	470,609

		2,474,440
PHARMACEUTICALS — 3.05%
ASKA Pharmaceutical Co. Ltd.	6,400	70,195
JCR Pharmaceuticals Co. Ltd.	3,200	64,581
Kaken Pharmaceutical Co. Ltd.	9,900	656,930
Kissei Pharmaceutical Co. Ltd.	6,400	149,234
KYORIN Holdings Inc.	12,800	242,902
Mochida Pharmaceutical Co. Ltd.	3,200	240,691
Nichi-Iko Pharmaceutical Co. Ltd.	12,850	320,809
Nippon Shinyaku Co. Ltd.	16,000	548,572
Rohto Pharmaceutical Co. Ltd.	28,800	524,077
Sawai Pharmaceutical Co. Ltd.	9,600	662,538
Seikagaku Corp.	12,800	156,152
Sosei Group Corp.	6,400	889,054
Torii Pharmaceutical Co. Ltd.	3,200	68,465
Towa Pharmaceutical Co. Ltd.	3,200	152,239
Tsumura & Co.	19,200	486,485
ZERIA Pharmaceutical Co. Ltd.	9,600	122,047

		5,354,971
PROFESSIONAL SERVICES — 0.94%
Benefit One Inc.	6,400	127,008
en-japan Inc.	3,200	91,570
Funai Soken Holdings Inc.	7,800	103,378
Meitec Corp.	9,600	330,419
Nomura Co. Ltd.	12,800	157,286
TechnoPro Holdings Inc.	9,600	259,402
Temp Holdings Co. Ltd.	41,600	530,342
Yumeshin Holdings Co. Ltd.[a]	9,600	52,816

		1,652,221
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.05%
Activia Properties Inc.	160	859,003
Advance Residence Investment Corp.	416	1,002,085
AEON REIT Investment Corp.	306	347,003
Comforia Residential REIT Inc.	128	258,551
Daiwa House REIT Investment Corp.	96	386,977
Daiwa House Residential Investment Corp.	224	466,357
Daiwa Office Investment Corp.	96	615,761
Frontier Real Estate Investment Corp.	128	585,143
Fukuoka REIT Corp.	224	385,389
Global One Real Estate Investment Corp.	64	261,386

Security	Shares	Value
GLP J-REIT	736	$783,763
Hankyu REIT Inc.	192	231,336
Heiwa Real Estate REIT Inc.	256	209,563
Hoshino Resorts REIT Inc.	32	390,946
Hulic Reit Inc.	224	360,384
Ichigo Office REIT Investment	352	263,201
Industrial & Infrastructure Fund Investment Corp.	96	450,764
Invesco Office J-Reit Inc.	192	176,904
Invincible Investment Corp.	832	546,927
Japan Excellent Inc.	384	527,989
Japan Hotel REIT Investment Corp.	992	865,666
Japan Logistics Fund Inc.	256	555,205
Japan Rental Housing Investments Inc.	480	386,126
Kenedix Office Investment Corp.	128	742,768
Kenedix Residential Investment Corp.	128	337,591
Kenedix Retail REIT Corp.	128	313,891
MCUBS MidCity Investment Corp.	64	197,599
Mori Hills REIT Investment Corp.	448	674,729
MORI TRUST Sogo REIT Inc.	320	572,102
Nippon Accommodations Fund Inc.	160	586,135
NIPPON REIT Investment Corp.	128	314,798
Orix JREIT Inc.	736	1,118,264
Premier Investment Corp.	416	522,971
Sekisui House Reit Inc.	256	287,355
Sekisui House SI Residential Investment Corp.	320	333,112
TOKYU REIT Inc.	320	461,254
Top REIT Inc.	64	246,928

		17,625,926
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.37%
Daibiru Corp.	16,000	132,961
Daikyo Inc.	96,000	152,239
Goldcrest Co. Ltd.	6,400	89,302
Heiwa Real Estate Co. Ltd.	12,800	140,049
Kenedix Inc.	76,800	317,746
Leopalace21 Corp.[b]	76,800	445,661
Open House Co. Ltd.	9,600	173,502
Relo Holdings Inc.	3,200	392,080
Sumitomo Real Estate Sales Co. Ltd.	6,400	117,199
Takara Leben Co. Ltd.	25,600	135,626
TOC Co. Ltd.	16,000	124,598
Tosei Corp.	9,600	56,728
Unizo Holdings Co. Ltd.	3,200	123,181

		2,400,872

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
ROAD & RAIL — 2.55%
Fukuyama Transporting Co. Ltd.	32,000	$150,255
Hitachi Transport System Ltd.	16,000	232,044
Nankai Electric Railway Co. Ltd.	160,000	946,888
Nikkon Holdings Co. Ltd.	19,200	329,313
Nishi-Nippon Railroad Co. Ltd.	96,000	701,661
Sankyu Inc.	96,000	451,615
Seino Holdings Co. Ltd.	48,000	490,738
Senko Co. Ltd.	32,000	191,362
Sotetsu Holdings Inc.	128,000	794,932
Trancom Co. Ltd.	3,200	174,636

		4,463,444
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.83%
Advantest Corp.	48,000	438,857
Disco Corp.	9,600	884,518
Megachips Corp.[a]	9,600	93,045
Micronics Japan Co. Ltd.	9,600	88,707
Sanken Electric Co. Ltd.	32,000	86,184
SCREEN Holdings Co. Ltd.	64,000	475,712
Shinko Electric Industries Co. Ltd.	22,400	128,595
Sumco Corp.	60,800	386,750
Tokyo Seimitsu Co. Ltd.	12,800	239,841
ULVAC Inc.	12,800	386,126

		3,208,335
SOFTWARE — 1.16%
Broadleaf Co. Ltd.	6,400	72,406
Capcom Co. Ltd.	12,800	266,716
COLOPL Inc.	16,000	270,175
Fuji Soft Inc.	6,400	130,013
Justsystems Corp.	12,800	97,183
KLab Inc.[a,b]	9,600	41,164
Koei Tecmo Holdings Co. Ltd.	12,840	198,046
Marvelous Inc.[a]	9,600	69,741
NSD Co. Ltd.	9,600	142,884
OBIC Business Consultants Co. Ltd.	3,200	142,884
Square Enix Holdings Co. Ltd.	25,600	603,060

		2,034,272
SPECIALTY RETAIL — 2.92%
Adastria Co. Ltd.	6,400	166,017
Alpen Co. Ltd.	6,400	101,039
AOKI Holdings Inc.	16,000	180,022
Aoyama Trading Co. Ltd.	12,800	472,877
Arcland Sakamoto Co. Ltd.	6,400	60,385
Autobacs Seven Co. Ltd.	19,200	325,741

Security	Shares	Value
BIC Camera Inc.	25,600	$210,470
Chiyoda Co. Ltd.	9,600	243,583
DCM Holdings Co. Ltd.	28,800	211,774
EDION Corp.[a]	25,600	200,037
Geo Holdings Corp.	9,600	143,479
Gulliver International Co. Ltd.	19,200	194,084
Jin Co. Ltd.	3,200	129,701
Joshin Denki Co. Ltd.	7,000	53,457
Joyful Honda Co. Ltd.	9,600	185,069
K’s Holdings Corp.	12,800	416,177
Kohnan Shoji Co. Ltd.	9,600	130,296
Komeri Co. Ltd.	9,600	181,667
Laox Co. Ltd.[a,b]	96,000	112,266
Nishimatsuya Chain Co. Ltd.	16,000	139,765
Nojima Corp.	6,400	69,061
Pal Co. Ltd.	3,200	72,377
Sac’s Bar Holdings Inc.	6,400	85,163
Shimachu Co. Ltd.	16,000	339,491
T-Gaia Corp.	9,600	111,075
United Arrows Ltd.	6,400	294,840
VT Holdings Co. Ltd.	22,400	123,634
Xebio Holdings Co. Ltd.	6,400	101,493
Yellow Hat Ltd.	3,200	56,728

		5,111,768
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.61%
Eizo Corp.	6,400	164,203
Elecom Co. Ltd.	6,400	100,359
Hitachi Maxell Ltd.	12,800	184,842
Japan Digital Laboratory Co. Ltd.	6,400	84,880
Melco Holdings Inc.	3,200	65,091
Riso Kagaku Corp.	6,400	95,369
Roland DG Corp.	3,200	63,390
Toshiba TEC Corp.	32,000	100,075
Wacom Co. Ltd.[a]	48,000	207,522

		1,065,731
TEXTILES, APPAREL & LUXURY GOODS — 1.20%
Descente Ltd.	12,800	191,079
Fujibo Holdings Inc.	32,000	63,787
Gunze Ltd.	64,000	167,832
Japan Wool Textile Co. Ltd. (The)	32,000	214,892
Kurabo Industries Ltd.	64,000	108,864
Onward Holdings Co. Ltd.	32,000	194,481
Sanyo Shokai Ltd.	32,000	67,473
Seiko Holdings Corp.	32,000	114,817

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Seiren Co. Ltd.	16,000	$155,216
TSI Holdings Co. Ltd.	25,600	164,430
Tsutsumi Jewelry Co. Ltd.	3,200	70,563
Unitika Ltd.[a,b]	192,000	85,050
Wacoal Holdings Corp.	32,000	367,982
Yondoshi Holdings Inc.	6,400	140,729

		2,107,195
TRADING COMPANIES & DISTRIBUTORS — 2.91%
Hanwa Co. Ltd.	64,000	263,654
Inaba Denki Sangyo Co. Ltd.	6,400	192,496
Inabata & Co. Ltd.	12,800	132,224
Iwatani Corp.	64,000	353,240
Japan Pulp & Paper Co. Ltd.	32,000	91,287
Kamei Corp.	9,600	85,815
Kanamoto Co. Ltd.	9,600	204,460
Kanematsu Corp.	128,000	170,100
Kuroda Electric Co. Ltd.	9,600	130,551
MISUMI Group Inc.	83,200	1,110,808
MonotaRO Co. Ltd.	19,200	451,955
Nagase & Co. Ltd.	32,000	325,741
Nippon Steel & Sumikin Bussan Corp.	33,440	103,097
Nishio Rent All Co. Ltd.	6,400	141,920
Sojitz Corp.	396,800	762,840
Trusco Nakayama Corp.	6,400	228,784
Wakita & Co. Ltd.	12,800	93,328
Yamazen Corp.	16,000	127,008
Yuasa Trading Co. Ltd.	6,400	140,616

		5,109,924
TRANSPORTATION INFRASTRUCTURE — 0.13%
Nissin Corp.	32,000	78,813
Sumitomo Warehouse Co. Ltd. (The)	32,000	152,239

		231,052
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Japan Communications Inc.[a,b]	41,600	81,818

		81,818

TOTAL COMMON STOCKS
(Cost: $196,966,954)		174,793,080

SHORT-TERM INVESTMENTS — 4.10%

MONEY MARKET FUNDS — 4.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	6,797,267	6,797,267

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	344,954	$344,954
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	51,941	51,941

		7,194,162

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,194,162)		7,194,162

TOTAL INVESTMENTS IN SECURITIES — 103.79%
(Cost: $204,161,116)		181,987,242
Other Assets, Less Liabilities — (3.79)%		(6,648,755)

NET ASSETS — 100.00%		$175,338,487

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.36%

AIRLINES — 0.33%
AirAsia Bhd	2,169,800	$758,527

		758,527
AUTOMOBILES — 1.01%
UMW Holdings Bhd[a]	1,376,700	2,317,963

		2,317,963
BANKS — 30.27%
Alliance Financial Group Bhd	2,418,000	2,098,858
AMMB Holdings Bhd[a]	3,654,437	3,763,071
CIMB Group Holdings Bhd	10,731,464	11,535,367
Hong Leong Bank Bhd	1,328,240	4,150,553
Hong Leong Financial Group Bhd	498,100	1,655,990
Malayan Banking Bhd[a]	10,387,120	21,021,258
Public Bank Bhd[a]	5,317,780	23,370,410
RHB Capital Bhd	1,221,300	1,539,332

		69,134,839
CHEMICALS — 3.59%
Petronas Chemicals Group Bhd	5,109,400	8,201,772

		8,201,772
CONSTRUCTION & ENGINEERING — 4.65%
Dialog Group Bhd	7,256,954	2,709,493
Gamuda Bhd[a]	3,163,200	3,339,978
IJM Corp. Bhd	5,604,480	4,571,550

		10,621,021
CONSTRUCTION MATERIALS — 0.84%
Lafarge Malaysia Bhd	891,160	1,924,312

		1,924,312
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.81%
Telekom Malaysia Bhd[a]	2,627,400	4,123,862

		4,123,862
ELECTRIC UTILITIES — 8.94%
Tenaga Nasional Bhd	6,547,412	20,428,548

		20,428,548
ENERGY EQUIPMENT & SERVICES — 1.71%
Bumi Armada Bhd[a,b]	3,187,527	731,501
Sapurakencana Petroleum Bhd[a]	7,023,600	3,173,565

		3,905,066
FOOD PRODUCTS — 8.42%
Felda Global Ventures Holdings Bhd	1,711,100	622,588
Genting Plantations Bhd	398,400	1,027,029
IOI Corp. Bhd	6,841,030	7,646,336

Security	Shares	Value
Kuala Lumpur Kepong Bhd	1,003,700	$5,680,870
PPB Group Bhd	1,115,466	4,244,341

		19,221,164
GAS UTILITIES — 3.60%
Petronas Gas Bhd	1,568,600	8,221,628

		8,221,628
HEALTH CARE EQUIPMENT & SUPPLIES — 0.56%
Hartalega Holdings Bhd	1,092,700	1,273,301

		1,273,301
HEALTH CARE PROVIDERS & SERVICES — 2.98%
IHH Healthcare Bhd	4,473,900	6,809,265

		6,809,265
HOTELS, RESTAURANTS & LEISURE — 6.94%
Berjaya Sports Toto Bhd	313,817	238,814
Genting Bhd	5,006,700	9,382,354
Genting Malaysia Bhd	6,340,400	6,227,313

		15,848,481
INDUSTRIAL CONGLOMERATES — 5.97%
HAP Seng Consolidated Bhd	831,600	1,518,832
Sime Darby Bhd	6,821,014	12,117,235

		13,636,067
MARINE — 2.25%
MISC Bhd	2,472,820	5,145,583

		5,145,583
MEDIA — 0.52%
Astro Malaysia Holdings Bhd	1,827,200	1,186,268

		1,186,268
MULTI-UTILITIES — 1.43%
YTL Corp. Bhd[a]	8,761,012	3,271,056

		3,271,056
OIL, GAS & CONSUMABLE FUELS — 1.51%
Petronas Dagangan Bhd	585,400	3,438,616

		3,438,616
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.67%
IOI Properties Group Bhd	3,144,809	1,533,141

		1,533,141
TOBACCO — 1.52%
British American Tobacco Malaysia Bhd	261,300	3,481,100

		3,481,100
TRANSPORTATION INFRASTRUCTURE — 1.40%
Malaysia Airports Holdings Bhd	1,413,700	1,966,741

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

February 29, 2016

Security	Shares	Value
Westports Holdings Bhd	1,275,800	$1,222,705

		3,189,446
WIRELESS TELECOMMUNICATION SERVICES — 8.44%
Axiata Group Bhd	4,632,500	6,521,855
DiGi.Com Bhd[a]	6,611,800	7,751,765
Maxis Bhd[a]	3,434,400	4,998,461

		19,272,081

TOTAL COMMON STOCKS
(Cost: $107,737,937)		226,943,107

SHORT-TERM INVESTMENTS — 14.65%

MONEY MARKET FUNDS — 14.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	31,175,807	31,175,807
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,582,136	1,582,136
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	699,510	699,510

		33,457,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,457,453)		33,457,453

TOTAL INVESTMENTS IN SECURITIES — 114.01%
(Cost: $141,195,390)		260,400,560
Other Assets, Less Liabilities — (14.01)%		(31,999,197)

NET ASSETS — 100.00%		$228,401,363

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.36%

AUSTRALIA — 58.79%
AGL Energy Ltd.	903,312	$11,832,795
Alumina Ltd.	3,410,693	3,276,538
Amcor Ltd./Australia	1,550,948	15,519,782
AMP Ltd.	3,962,896	15,058,252
APA Group	1,492,236	9,294,034
Aristocrat Leisure Ltd.	723,896	5,170,427
Asciano Ltd.	848,700	5,376,852
ASX Ltd.	259,776	7,798,457
Aurizon Holdings Ltd.	2,812,108	8,174,791
AusNet Services	2,347,168	2,456,021
Australia & New Zealand Banking Group Ltd.	3,892,212	62,272,278
Bank of Queensland Ltd.	504,057	3,798,240
Bendigo & Adelaide Bank Ltd.	612,376	3,744,055
BHP Billiton Ltd.	4,300,900	47,829,761
Boral Ltd.	997,612	4,161,259
Brambles Ltd.	2,113,304	18,852,748
Caltex Australia Ltd.	361,620	9,437,810
Challenger Ltd./Australia	765,716	4,112,783
CIMIC Group Ltd.	135,792	3,060,987
Coca-Cola Amatil Ltd.	766,700	4,660,208
Cochlear Ltd.	76,424	5,594,503
Commonwealth Bank of Australia	2,286,160	114,530,889
Computershare Ltd.	628,776	4,086,840
Crown Resorts Ltd.	487,900	4,049,367
CSL Ltd.	622,380	45,662,627
Dexus Property Group	1,296,584	6,973,421
DUET Group	3,107,800	5,038,824
Flight Centre Travel Group Ltd.[a]	73,800	2,182,262
Fortescue Metals Group Ltd.[a]	2,084,440	3,037,175
Goodman Group	2,370,620	10,988,967
GPT Group (The)	2,400,796	8,436,661
Harvey Norman Holdings Ltd.	742,264	2,534,175
Healthscope Ltd.	2,328,308	4,124,225
Iluka Resources Ltd.	560,060	2,692,154
Incitec Pivot Ltd.	2,260,576	4,698,534
Insurance Australia Group Ltd.	3,257,532	12,028,999
James Hardie Industries PLC	596,796	7,634,344
LendLease Group	739,476	6,882,065
Macquarie Group Ltd.	406,556	18,659,987
Medibank Pvt Ltd.	3,688,852	6,639,602
Mirvac Group	4,954,932	6,476,480

Security	Shares	Value
National Australia Bank Ltd.	3,516,816	$60,762,518
Newcrest Mining Ltd.[b]	1,025,984	12,824,159
Oil Search Ltd.	1,834,832	8,754,332
Orica Ltd.	495,772	5,045,998
Origin Energy Ltd.	2,343,888	7,416,360
Platinum Asset Management Ltd.	316,969	1,344,787
Qantas Airways Ltd.	686,668	1,893,147
QBE Insurance Group Ltd.	1,836,964	13,868,385
Ramsay Health Care Ltd.	189,420	8,961,824
REA Group Ltd.	70,520	2,616,665
Rio Tinto Ltd.	568,096	16,344,116
Santos Ltd.	2,246,144	5,310,261
Scentre Group	7,127,276	22,246,171
Seek Ltd.	438,536	4,861,242
Sonic Healthcare Ltd.	517,216	6,789,968
South32 Ltd.[b]	7,135,476	6,370,642
Stockland	3,183,568	9,482,011
Suncorp Group Ltd.	1,722,984	13,783,183
Sydney Airport	1,461,404	6,732,560
Tabcorp Holdings Ltd.	1,112,248	3,416,019
Tatts Group Ltd.	1,960,784	5,447,906
Telstra Corp. Ltd.	5,729,340	21,483,951
TPG Telecom Ltd.	387,544	2,906,435
Transurban Group	2,715,676	22,015,272
Treasury Wine Estates Ltd.	988,920	6,816,143
Vicinity Centres	4,505,736	10,008,670
Vocus Communications Ltd.	605,980	3,549,134
Wesfarmers Ltd.	1,507,324	42,084,535
Westfield Corp.	2,642,532	18,874,285
Westpac Banking Corp.	4,449,484	91,368,764
Woodside Petroleum Ltd.	992,692	17,973,917
Woolworths Ltd.	1,701,336	27,827,605

		1,018,021,144
HONG KONG — 26.82%
AIA Group Ltd.	16,104,814	82,220,780
ASM Pacific Technology Ltd.[a]	311,600	2,498,442
Bank of East Asia Ltd. (The)[a]	1,574,520	5,011,396
BOC Hong Kong Holdings Ltd.	4,967,000	12,902,709
Cathay Pacific Airways Ltd.	1,607,000	2,562,553
Cheung Kong Infrastructure Holdings Ltd.	866,208	8,839,028
Cheung Kong Property Holdings Ltd.	3,646,232	18,662,196
CK Hutchison Holdings Ltd.	3,608,232	43,593,989
CLP Holdings Ltd.	2,563,500	22,351,073

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 29, 2016

Security	Shares	Value
First Pacific Co. Ltd./Hong Kong	3,214,500	$2,228,115
Galaxy Entertainment Group Ltd.	3,207,000	10,764,028
Hang Lung Properties Ltd.	3,047,736	5,345,977
Hang Seng Bank Ltd.	1,016,800	17,181,706
Henderson Land Development Co. Ltd.	1,565,655	8,456,307
HK Electric Investments & HK Electric Investments Ltd.[c]	3,526,500	2,947,763
HKT Trust & HKT Ltd.	3,527,338	4,880,842
Hong Kong & China Gas Co. Ltd.	9,348,320	16,445,801
Hong Kong Exchanges and Clearing Ltd.[a]	1,538,100	33,407,932
Hongkong Land Holdings Ltd.	770,800	4,524,596
Hysan Development Co. Ltd.[a]	881,830	3,492,778
Kerry Properties Ltd.	883,500	2,074,640
Li & Fung Ltd.[a]	8,015,200	4,524,955
Link REIT	3,043,586	17,162,895
Melco Crown Entertainment Ltd. ADR	127,065	2,006,356
MGM China Holdings Ltd.	1,180,800	1,351,455
MTR Corp. Ltd.	1,886,286	8,720,508
New World Development Co. Ltd.	7,216,921	6,051,108
NWS Holdings Ltd.	2,087,000	2,962,968
PCCW Ltd.	5,576,867	3,542,849
Power Assets Holdings Ltd.	1,886,000	17,874,938
Sands China Ltd.	3,269,600	11,394,605
Shangri-La Asia Ltd.	1,717,000	1,627,321
Sino Land Co. Ltd.	4,174,800	5,798,221
SJM Holdings Ltd.[a]	2,624,000	1,599,475
Sun Hung Kai Properties Ltd.	2,332,000	26,045,562
Swire Pacific Ltd. Class A	803,500	7,832,321
Swire Properties Ltd.	1,570,800	4,040,046
Techtronic Industries Co. Ltd.	1,804,207	6,890,935
WH Group Ltd.[b,c]	7,790,000	4,528,051
Wharf Holdings Ltd. (The)	1,842,600	9,253,105
Wheelock & Co. Ltd.	1,237,000	4,883,638
Wynn Macau Ltd.[a]	2,033,600	2,343,198
Yue Yuen Industrial Holdings Ltd.	984,000	3,498,852

		464,326,013
NEW ZEALAND — 1.45%
Auckland International Airport Ltd.	1,277,888	5,139,711
Contact Energy Ltd.	975,308	2,880,951

Security	Shares	Value
Fletcher Building Ltd.	924,796	$4,359,815
Meridian Energy Ltd.	1,718,556	2,810,162
Mighty River Power Ltd.	935,292	1,628,048
Ryman Healthcare Ltd.	506,278	2,677,192
Spark New Zealand Ltd.	2,452,948	5,563,689

		25,059,568
SINGAPORE — 12.30%
Ascendas REIT	2,820,825	4,853,291
CapitaLand Commercial Trust Ltd.	2,771,500	2,817,706
CapitaLand Ltd.	3,427,600	7,261,916
CapitaLand Mall Trust	3,284,300	5,113,659
City Developments Ltd.	541,200	2,735,724
ComfortDelGro Corp. Ltd.	2,886,400	6,176,861
DBS Group Holdings Ltd.[a]	2,345,200	22,642,505
Genting Singapore PLC	8,085,200	4,339,928
Global Logistic Properties Ltd.	4,198,400	5,253,410
Golden Agri-Resources Ltd.[b]	9,397,287	2,472,003
Hutchison Port Holdings Trust	7,560,400	3,553,388
Jardine Cycle & Carriage Ltd.	164,000	4,494,828
Jardine Matheson Holdings Ltd.	328,000	19,096,160
Keppel Corp. Ltd.[a]	1,935,200	7,126,896
Noble Group Ltd.[a]	6,309,508	1,547,603
Oversea-Chinese Banking Corp. Ltd.[a]	4,116,424	23,617,747
SembCorp Industries Ltd.[a]	1,295,640	2,468,675
Sembcorp Marine Ltd[a]	1,131,600	1,230,918
Singapore Airlines Ltd.	705,200	5,830,917
Singapore Exchange Ltd.[a]	1,066,000	5,502,229
Singapore Press Holdings Ltd.[a]	2,132,017	5,638,693
Singapore Technologies Engineering Ltd.	2,082,800	4,427,551
Singapore Telecommunications Ltd.	10,660,028	28,269,101
StarHub Ltd.	801,400	1,942,892
Suntec REIT[a]	3,181,600	3,777,521
United Overseas Bank Ltd.	1,722,000	20,996,268
UOL Group Ltd.	640,700	2,578,196
Wilmar International Ltd.	2,558,400	5,656,837
Yangzijiang Shipbuilding Holdings Ltd.[a]	2,542,000	1,635,569

		213,058,992

TOTAL COMMON STOCKS
(Cost: $2,232,174,094)		1,720,465,717

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC ex JAPAN ETF

February 29, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.52%

MONEY MARKET FUNDS — 2.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	41,422,841	$41,422,841
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	2,102,162	2,102,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	61,841	61,841

		43,586,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,586,844)		43,586,844

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $2,275,760,938)		1,764,052,561
Other Assets, Less Liabilities — (1.88)%		(32,508,603)

NET ASSETS — 100.00%		$1,731,543,958

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.58%

AEROSPACE & DEFENSE — 2.34%
Singapore Technologies Engineering Ltd.	5,114,600	$10,872,457

		10,872,457
AIRLINES — 3.06%
Singapore Airlines Ltd.	1,720,867	14,228,917

		14,228,917
BANKS — 33.66%
DBS Group Holdings Ltd.[a]	5,477,900	52,888,189
Oversea-Chinese Banking Corp. Ltd.[a]	9,512,150	54,575,415
United Overseas Bank Ltd.	4,015,200	48,957,151

		156,420,755
DISTRIBUTORS — 2.26%
Jardine Cycle & Carriage Ltd.[a]	382,444	10,481,829

		10,481,829
DIVERSIFIED FINANCIAL SERVICES — 2.84%
Singapore Exchange Ltd.[a]	2,553,000	13,177,477

		13,177,477
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.24%
Singapore Telecommunications Ltd.	24,951,568	66,168,532

		66,168,532
FOOD PRODUCTS — 4.30%
Golden Agri-Resources Ltd.[b]	22,896,228	6,022,967
Wilmar International Ltd.	6,309,600	13,951,055

		19,974,022
HOTELS, RESTAURANTS & LEISURE — 2.27%
Genting Singapore PLC	19,645,800	10,545,362

		10,545,362
INDUSTRIAL CONGLOMERATES — 5.04%
Keppel Corp. Ltd.[a]	4,684,400	17,251,567
SembCorp Industries Ltd.[a]	3,250,400	6,193,219

		23,444,786
MACHINERY — 1.54%
Sembcorp Marine Ltd[a]	2,772,400	3,015,728
Yangzijiang Shipbuilding Holdings Ltd.	6,453,000	4,151,978

		7,167,706
MEDIA — 3.06%
Singapore Press Holdings Ltd.[a]	5,385,900	14,244,462

		14,244,462

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.68%
Ascendas REIT	6,852,781	$11,790,359
CapitaLand Commercial Trust Ltd.[a]	6,835,400	6,949,360
CapitaLand Mall Trust	7,934,800	12,354,493
Suntec REIT[a]	7,791,400	9,250,747

		40,344,959
REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.32%
CapitaLand Ltd.[a]	8,269,400	17,520,040
City Developments Ltd.	1,338,400	6,765,507
Global Logistic Properties Ltd.[a]	10,133,600	12,680,058
UOL Group Ltd.	1,577,400	6,347,506

		43,313,111
ROAD & RAIL — 3.19%
ComfortDelGro Corp. Ltd.	6,931,000	14,832,256

		14,832,256
TRADING COMPANIES & DISTRIBUTORS — 0.79%
Noble Group Ltd.[a]	15,057,099	3,693,220

		3,693,220
TRANSPORTATION INFRASTRUCTURE — 1.89%
Hutchison Port Holdings Trust	18,642,000	8,761,740

		8,761,740
WIRELESS TELECOMMUNICATION SERVICES — 1.10%
StarHub Ltd.[a]	2,103,200	5,098,938

		5,098,938

TOTAL COMMON STOCKS
(Cost: $624,534,983)		462,770,529

SHORT-TERM INVESTMENTS — 6.98%

MONEY MARKET FUNDS — 6.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	30,842,734	30,842,734
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,565,233	1,565,233
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	8,200	8,200

		32,416,167

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,416,167)		32,416,167

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.56% (Cost: $656,951,150)	$495,186,696
Other Assets, Less Liabilities — (6.56)%	(30,490,268)

NET ASSETS — 100.00%	$464,696,428

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index	89	Mar. 2016	Singapore	$1,905,222	$(1,333)

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

AIRLINES — 0.53%
China Airlines Ltd.[a]	16,397,761	$5,674,478
EVA Airways Corp.[a]	11,219,089	6,026,142

		11,700,620
AUTO COMPONENTS — 0.68%
Cheng Shin Rubber Industry Co. Ltd.[b]	8,630,670	15,141,071

		15,141,071
AUTOMOBILES — 0.17%
Yulon Motor Co. Ltd.[b]	4,315,362	3,830,741

		3,830,741
BANKS — 9.88%
Chang Hwa Commercial Bank Ltd.	25,890,878	12,699,245
China Development Financial Holding Corp.	73,355,508	17,636,932
CTBC Financial Holding Co. Ltd.	81,985,783	39,966,589
E.Sun Financial Holding Co. Ltd.	38,835,105	20,100,018
First Financial Holding Co. Ltd.	49,191,512	22,943,802
Hua Nan Financial Holdings Co. Ltd.	35,383,237	16,503,376
Mega Financial Holding Co. Ltd.	58,684,271	38,673,132
SinoPac Financial Holdings Co. Ltd.	51,780,113	14,210,238
Taishin Financial Holding Co. Ltd.	43,150,676	14,283,144
Taiwan Business Bank[a]	22,438,652	5,665,030
Taiwan Cooperative Financial Holding Co. Ltd.	38,835,174	16,535,800

		219,217,306
BIOTECHNOLOGY — 0.34%
OBI Pharma Inc.[a,b]	547,000	7,620,998

		7,620,998
CAPITAL MARKETS — 0.71%
Yuanta Financial Holding Co. Ltd.[b]	49,191,248	15,838,540

		15,838,540
CHEMICALS — 6.83%
Formosa Chemicals & Fibre Corp.	17,260,610	38,850,916
Formosa Plastics Corp.	23,301,518	55,392,992
Nan Ya Plastics Corp.	26,753,938	51,363,181

Security	Shares	Value
Taiwan Fertilizer Co. Ltd.[b]	4,315,000	$5,817,044

		151,424,133
CONSTRUCTION MATERIALS — 1.22%
Asia Cement Corp.[b]	12,945,136	10,751,256
Taiwan Cement Corp.	18,123,504	16,360,891

		27,112,147
DIVERSIFIED FINANCIAL SERVICES — 2.35%
Chailease Holding Co. Ltd.[b]	6,041,937	10,072,319
Fubon Financial Holding Co. Ltd.	35,383,515	42,004,082

		52,076,401
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.22%
Asia Pacific Telecom Co. Ltd.[a]	10,356,000	3,521,389
Chunghwa Telecom Co. Ltd.	21,575,648	67,845,908

		71,367,297
ELECTRICAL EQUIPMENT — 0.38%
Teco Electric and Machinery Co. Ltd.	10,356,092	8,476,339
Ya Hsin Industrial Co. Ltd.[a]	6,845,461	2

		8,476,341
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 14.48%
AU Optronics Corp.[b]	46,602,830	12,635,156
Delta Electronics Inc.	11,219,180	45,407,430
Hon Hai Precision Industry Co. Ltd.	78,533,003	184,327,583
Innolux Corp.[b]	45,739,873	13,295,834
Largan Precision Co. Ltd.	536,794	40,947,665
Pacific Electric Wire & Cable Co. Ltd.[a]	197	—
Simplo Technology Co. Ltd.[b]	1,506,835	4,851,689
Synnex Technology International Corp.	6,904,538	7,043,327
WPG Holdings Ltd.[b]	7,767,744	7,935,571
Zhen Ding Technology Holding Ltd.[b]	2,134,072	4,617,230

		321,061,485
FOOD & STAPLES RETAILING — 0.94%
President Chain Store Corp.	3,076,215	20,874,052

		20,874,052
FOOD PRODUCTS — 2.27%
Standard Foods Corp.	1,726,144	4,290,428
Uni-President Enterprises Corp.	26,753,189	46,128,964

		50,419,392

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 29, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.59%
Far Eastern New Century Corp.	17,260,843	$13,140,928

		13,140,928
INSURANCE — 3.14%
Cathay Financial Holding Co. Ltd.	44,013,483	49,401,267
China Life Insurance Co. Ltd./Taiwan	17,260,378	11,997,916
Shin Kong Financial Holding Co. Ltd.	44,013,205	8,317,373

		69,716,556
LEISURE PRODUCTS — 0.67%
Giant Manufacturing Co. Ltd.[b]	1,503,590	9,591,992
Merida Industry Co. Ltd.[b]	1,126,100	5,150,674

		14,742,666
MACHINERY — 0.16%
Hiwin Technologies Corp.[b]	863,973	3,483,762

		3,483,762
MARINE — 0.14%
Evergreen Marine Corp. Taiwan Ltd.	8,630,673	3,116,516

		3,116,516
METALS & MINING — 1.76%
China Steel Corp.[b]	62,999,977	39,052,706

		39,052,706
OIL, GAS & CONSUMABLE FUELS — 0.69%
Formosa Petrochemical Corp.[b]	6,041,950	15,344,866

		15,344,866
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
Highwealth Construction Corp.[b]	4,315,790	4,272,674
Ruentex Development Co. Ltd.[b]	4,323,773	5,880,914

		10,153,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.32%
Advanced Semiconductor Engineering Inc.[b]	37,109,448	42,377,935
Hermes Microvision Inc.[b]	208,000	5,169,957
Inotera Memories Inc.[a,b]	14,502,000	12,437,019
MediaTek Inc.[b]	8,017,175	56,934,680
Novatek Microelectronics Corp.[b]	3,123,544	12,970,904
Phison Electronics Corp.	739,698	5,764,979
Powertech Technology Inc.	3,452,036	7,510,297
Radiant Opto-Electronics Corp.[b]	3,452,583	6,836,181
Realtek Semiconductor Corp.[b]	3,452,063	8,715,337

Security	Shares	Value
Siliconware Precision Industries Co. Ltd.	13,808,834	$21,316,598
Taiwan Semiconductor Manufacturing Co. Ltd.	120,820,882	541,716,160
Transcend Information Inc.[b]	863,905	2,638,612
United Microelectronics Corp.	71,629,501	28,775,091
Vanguard International Semiconductor Corp.	5,178,000	7,962,079

		761,125,829
SPECIALTY RETAIL — 0.63%
Hotai Motor Co. Ltd.[b]	1,341,000	13,901,496

		13,901,496
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.19%
Acer Inc.[a,b]	15,534,737	5,539,439
Advantech Co. Ltd.[b]	1,726,444	11,948,788
Asustek Computer Inc.	3,812,857	31,379,887
Casetek Holdings Ltd.[b]	726,000	3,954,201
Catcher Technology Co. Ltd.[b]	3,452,743	27,013,517
Chicony Electronics Co. Ltd.[b]	2,623,887	5,724,356
Compal Electronics Inc.	25,027,554	14,685,764
Foxconn Technology Co. Ltd.[b]	5,178,871	10,207,512
HTC Corp.[b]	3,452,884	8,343,361
Inventec Corp.	14,671,868	10,507,657
Lite-On Technology Corp.	12,082,702	13,943,537
Pegatron Corp.	11,219,037	26,670,195
Quanta Computer Inc.[b]	15,534,240	26,270,591
Wistron Corp.[b]	12,945,001	7,712,777

		203,901,582
TEXTILES, APPAREL & LUXURY GOODS — 2.01%
Eclat Textile Co. Ltd.[b]	958,080	12,108,618
Feng TAY Enterprise Co. Ltd.[b]	1,638,140	8,897,577
Formosa Taffeta Co. Ltd.	4,315,515	3,934,765
Pou Chen Corp.	12,082,103	14,997,194
Ruentex Industries Ltd.	2,589,262	4,573,594

		44,511,748
WIRELESS TELECOMMUNICATION SERVICES — 2.15%
Far EasTone Telecommunications Co. Ltd.	9,493,259	19,853,800
Taiwan Mobile Co. Ltd.	8,984,609	27,711,917

		47,565,717

TOTAL COMMON STOCKS
(Cost: $1,281,615,137)		2,215,918,484

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 29, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.99%

MONEY MARKET FUNDS — 6.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	145,751,670	$145,751,670
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	7,396,730	7,396,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	1,916,033	1,916,033

		155,064,433

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,064,433)		155,064,433

TOTAL INVESTMENTS IN SECURITIES — 106.90%
(Cost: $1,436,679,570)		2,370,982,917
Other Assets, Less Liabilities — (6.90)%		(152,999,073)

NET ASSETS — 100.00%		$2,217,983,844

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	60	Mar. 2016	Singapore	$1,842,600	$9,597

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.62%

AIRLINES — 0.64%
Bangkok Airways Co. Ltd.[a]	1,051,900	$684,931
Thai Airways International PCL NVDR[b]	2,457,366	827,628

		1,512,559
AUTO COMPONENTS — 0.50%
Somboon Advance Technology PCL NVDR	1,036,525	430,552
Sri Trang Agro-Industry PCL NVDR	2,619,371	757,214

		1,187,766
BANKS — 21.30%
Bangkok Bank PCL Foreign	552,800	2,575,493
Kasikornbank PCL Foreign	2,741,800	13,351,173
Kasikornbank PCL NVDR	1,414,500	6,768,797
Kiatnakin Bank PCL NVDR	1,290,573	1,629,969
Krung Thai Bank PCL NVDR[a]	9,566,500	4,752,373
LH Financial Group PCL NVDR	19,714,719	1,040,238
Siam Commercial Bank PCL (The) NVDR[a]	3,659,200	14,223,946
Thanachart Capital PCL NVDR	2,025,100	2,159,803
Tisco Financial Group PCL NVDR	1,363,310	1,817,492
TMB Bank PCL NVDR	28,025,300	1,997,874

		50,317,158
BEVERAGES — 0.20%
Carabao Group PCL[a]	359,500	373,323
TIPCO Foods PCL NVDR[b]	292,200	102,512

		475,835
BUILDING PRODUCTS — 0.57%
Dynasty Ceramic PCL NVDR	10,127,140	1,216,508
Vanachai Group PCL NVDR	366,500	131,664

		1,348,172
CAPITAL MARKETS — 0.14%
AIRA Capital Co. Ltd.	2,700,440	168,256
Asia Plus Group Holdings PCL NVDR[a]	1,756,800	171,588

		339,844
CHEMICALS — 4.36%
Eastern Polymer Group PCL[a]	1,002,500	374,214
Indorama Ventures PCL NVDR	4,002,110	2,414,970
PTT Global Chemical PCL NVDR	4,656,707	7,024,923
Siamgas & Petrochemicals PCL NVDR[a]	1,643,000	474,962

		10,289,069

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.73%
CH Karnchang PCL NVDR[a]	1,802,300	$1,143,193
Italian-Thai Development PCL NVDR[a,b]	6,918,748	1,242,773
Sino-Thai Engineering & Construction PCL NVDR[a]	2,445,428	1,201,094
Sriracha Construction PCL NVDR	305,200	114,782
TTCL PCL NVDR[a]	266,400	130,845
Unique Engineering & Construction PCL[a]	601,100	247,998

		4,080,685
CONSTRUCTION MATERIALS — 4.35%
Siam Cement PCL (The) Foreign	650,900	8,074,594
Siam Cement PCL (The) NVDR	178,100	2,209,380

		10,283,974
CONSUMER FINANCE — 0.87%
Krungthai Card PCL NVDR[a]	160,000	372,720
Muangthai Leasing PCL[a]	987,800	568,338
Srisawad Power 1979 PCL NVDR	867,718	1,108,088

		2,049,146
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.40%
Jasmine International PCL NVDR[a]	10,697,668	822,666
Samart Telcoms PCL NVDR[a]	401,000	164,317
Thaicom PCL NVDR	799,000	655,929
True Corp. PCL NVDR[a,b]	20,299,372	4,016,575

		5,659,487
ELECTRIC UTILITIES — 0.11%
surGlobal Power Synergy Co. Ltd. NVDR	220,600	144,879
Thai Solar Energy PCL[b]	1,130,900	119,978

		264,857
ELECTRICAL EQUIPMENT — 0.20%
Gunkul Engineering PCL NVDR[a]	677,182	465,646

		465,646
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.63%
Cal-Comp Electronics Thailand PCL NVDR	11,390,812	1,016,637
Delta Electronics Thailand PCL NVDR	1,476,844	3,367,768
Hana Microelectronics PCL NVDR	1,983,000	1,878,368
KCE Electronics PCL NVDR[a]	487,600	1,163,233
Samart Corp. PCL NVDR[a]	1,862,737	831,252
SVI PCL NVDR[b]	2,103,615	315,867

		8,573,125

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 29, 2016

Security	Shares	Value
FOOD & STAPLES RETAILING — 5.26%
CP ALL PCL NVDR[a]	10,243,600	$12,434,345

		12,434,345
FOOD PRODUCTS — 3.90%
Charoen Pokphand Foods PCL NVDR	7,384,800	3,938,007
GFPT PCL NVDR[a]	2,584,400	884,919
Ichitan Group PCL NVDR[a]	655,600	222,643
Kaset Thai International Sugar Corp. PCL	419,300	82,377
Khon Kaen Sugar Industry PCL NVDR	5,598,780	619,119
Thai Union Group PCL NVDR	4,182,400	2,335,946
Thai Vegetable Oil PCL NVDR	1,699,753	1,140,166

		9,223,177
GAS UTILITIES — 0.05%
Scan Inter PCL[b]	646,400	117,016

		117,016
HEALTH CARE PROVIDERS & SERVICES — 5.80%
Bangkok Chain Hospital PCL NVDR	3,799,525	1,066,384
Bangkok Dusit Medical Services PCL NVDR	9,008,800	5,461,411
Bumrungrad Hospital PCL NVDR	976,076	5,944,667
Chularat Hospital PCL NVDR	6,678,500	479,847
Vibhavadi Medical Center PCL NVDR	11,649,100	745,438

		13,697,747
HOTELS, RESTAURANTS & LEISURE — 1.76%
Erawan Group PCL (The) NVDR	1,534,000	178,242
Minor International PCL NVDR	3,947,610	3,988,604

		4,166,846
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.96%
CK Power PCL NVDR	3,252,260	195,337
Glow Energy PCL NVDR	1,501,800	3,403,602
Inter Far East Energy Corp.[a]	1,178,600	200,127
SPCG PCL NVDR[a]	719,300	438,081
Superblock PCL[a,b]	12,589,150	402,796

		4,639,943
INSURANCE — 0.16%
Thai Reinsurance PCL NVDR[a,b]	4,773,340	369,756

		369,756

Security	Shares	Value
INTERNET & CATALOG RETAIL — 0.07%
OfficeMate PCL NVDR	165,000	$155,136

		155,136
MACHINERY — 0.08%
BJC Heavy Industries PCL NVDR[a]	928,150	183,650

		183,650
MARINE — 0.47%
Precious Shipping PCL NVDR[a,b]	2,208,000	299,936
Thoresen Thai Agencies PCL NVDR[a]	3,570,089	806,602

		1,106,538
MEDIA — 2.12%
BEC World PCL NVDR[a]	2,755,500	2,436,100
E for L Aim PCL	6,705,100	120,440
Major Cineplex Group PCL NVDR[a]	1,761,700	1,372,079
Plan B Media PCL[a,b]	1,271,400	206,964
RS PCL NVDR[a]	840,700	238,312
VGI Global Media PCL NVDR[a]	3,512,940	427,902
Workpoint Entertainment PCL	183,300	194,207

		4,996,004
METALS & MINING — 0.30%
STP & I PCL NVDR	2,134,810	701,018

		701,018
OIL, GAS & CONSUMABLE FUELS — 15.36%
Bangchak Petroleum PCL (The) NVDR	1,346,400	1,161,993
Banpu PCL NVDR[a]	3,282,400	1,685,880
Energy Absolute PCL NVDR	2,321,200	1,381,124
Energy Earth PCL NVDR[a]	4,360,000	589,818
Esso Thailand PCL NVDR[b]	4,322,600	618,727
IRPC PCL NVDR	29,539,400	3,631,282
PTT Exploration & Production PCL NVDR	3,095,684	5,886,404
PTT PCL NVDR	2,364,600	17,255,010
Thai Oil PCL NVDR	2,287,800	4,077,331

		36,287,569
PERSONAL PRODUCTS — 0.11%
Beauty Community PCL	1,654,400	250,737

		250,737
PHARMACEUTICALS — 0.09%
Mega Lifesciences PCL NVDR	413,100	202,898

		202,898

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 29, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.42%
Amata Corp. PCL NVDR[a]	2,228,900	$806,983
Ananda Development PCL NVDR[a]	2,986,600	279,968
AP Thailand PCL NVDR[a]	4,656,586	758,019
Bangkok Land PCL NVDR[a]	29,328,600	1,168,864
Central Pattana PCL NVDR	3,279,200	4,279,618
Country Group Development PCL NVDR[b]	5,055,800	164,601
Golden Land Property Development PCL NVDR	973,700	177,633
LPN Development PCL NVDR	1,936,247	679,290
Platinum Group PCL (The) NVDR	1,014,800	149,528
Quality Houses PCL NVDR[a]	17,162,031	1,107,849
Rojana Industrial Park PCL NVDR	1,103,683	162,625
Sansiri PCL NVDR[a]	16,548,137	770,977
SC Asset Corp. PCL NVDR	7,837,504	686,304
Siam Future Development PCL NVDR	4,261,428	717,613
Supalai PCL NVDR[a]	2,263,700	1,118,190
TICON Industrial Connection PCL NVDR[a]	2,435,691	792,984
U City PCL NVDR[b]	238,598,100	267,862
Univentures PCL NVDR	825,000	149,347
WHA Corp. PCL NVDR[a,b]	11,577,240	935,797

		15,174,052
ROAD & RAIL — 1.31%
BTS Group Holdings PCL NVDR	13,248,800	3,086,305

		3,086,305
SPECIALTY RETAIL — 1.20%
Home Product Center PCL NVDR[a]	8,805,871	1,779,463
PTG Energy PCL[a]	598,700	233,565
Siam Global House PCL NVDR[a]	3,230,033	815,894

		2,828,922
TEXTILES, APPAREL & LUXURY GOODS — 0.07%
MC Group PCL NVDR	476,100	159,012

		159,012
TRANSPORTATION INFRASTRUCTURE — 6.51%
Airports of Thailand PCL NVDR[a]	1,063,200	11,906,169
Bangkok Aviation Fuel Services PCL NVDR	498,900	416,567

Security	Shares	Value
Bangkok Expressway & Metro PCL[b]	19,433,153	$2,863,431
Namyong Terminal PCL NVDR	488,700	196,138

		15,382,305
WATER UTILITIES — 0.70%
Eastern Water Resources Development and Management PCL NVDR	622,600	211,436
TTW PCL NVDR[a]	5,011,566	1,448,754

		1,660,190
WIRELESS TELECOMMUNICATION SERVICES — 4.92%
Advanced Info Service PCL NVDR	2,428,919	11,623,090

		11,623,090

TOTAL COMMON STOCKS
(Cost: $342,278,431)		235,293,579

RIGHTS — 0.00%

CONSTRUCTION MATERIALS — 0.00%
Jay Mart PCL[b]	151,200	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 7.26%

MONEY MARKET FUNDS — 7.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	16,005,143	16,005,143
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	812,243	812,243
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	327,343	327,343

		17,144,729

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,144,729)		17,144,729

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 106.88%
(Cost: $359,423,160)	$252,438,308
Other Assets, Less Liabilities — (6.88)%	(16,258,566)

NET ASSETS — 100.00%	$236,179,742

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,110,398,930	$196,966,954	$107,737,937
Affiliated (Note 2)	98,870,927	7,194,162	33,457,453

Total cost of investments	$2,209,269,857	$204,161,116	$141,195,390

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,695,335,904	$174,793,080	$226,943,107
Affiliated (Note 2)	98,870,927	7,194,162	33,457,453

Total fair value of investments	1,794,206,831	181,987,242	260,400,560
Foreign currency, at value[b]	2,320,502	160,563	143,355
Foreign currency pledged to broker, at value[b]	401,232	—	—
Receivables:
Investment securities sold	69,059,969	57,501	20,322
Dividends and interest	314,772	503,345	698,062
Capital shares sold	—	—	6,947,607
Tax reclaims	—	5,972	—

Total Assets	1,866,303,306	182,714,623	268,209,906

LIABILITIES
Payables:
Investment securities purchased	66,964,484	95	6,967,929
Collateral for securities on loan (Note 1)	98,573,720	7,142,221	32,757,943
Capital shares redeemed	974,001	163,323	—
Futures variation margin	44,993	—	—
Investment advisory fees (Note 2)	683,652	70,497	82,671

Total Liabilities	167,240,850	7,376,136	39,808,543

NET ASSETS	$1,699,062,456	$175,338,487	$228,401,363

Net assets consist of:
Paid-in capital	$2,652,184,417	$202,756,085	$129,030,353
Distributions in excess of net investment income	(793,938)	(472,602)	(1,819,010)
Accumulated net realized loss	(537,218,589)	(4,793,204)	(18,021,951)
Net unrealized appreciation (depreciation)	(415,109,434)	(22,151,792)	119,211,971

NET ASSETS	$1,699,062,456	$175,338,487	$228,401,363

Shares outstanding[c]	94,350,000	3,200,000	29,250,000

Net asset value per share	$18.01	$54.79	$7.81

[a]	Securities on loan with values of $93,393,102, $6,776,145 and $31,225,676, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $2,721,368, $156,576 and $143,134, respectively.
[c]	$0.001 par value, number of shares authorized: 375 million, 500 million and 300 million, respectively.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,232,174,094	$624,534,983	$1,281,615,137
Affiliated (Note 2)	43,586,844	32,416,167	155,064,433

Total cost of investments	$2,275,760,938	$656,951,150	$1,436,679,570

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,720,465,717	$462,770,529	$2,215,918,484
Affiliated (Note 2)	43,586,844	32,416,167	155,064,433

Total fair value of investments	1,764,052,561	495,186,696	2,370,982,917
Foreign currency, at value[b]	4,779,177	1,163,624	—
Cash	—	—	102,828
Foreign currency pledged to broker, at value[b]	—	146,021	99,000
Receivables:
Investment securities sold	17,423,584	1,365,867	49,460,376
Dividends and interest	8,775,346	614,894	216,126

Total Assets	1,795,030,668	498,477,102	2,420,861,247

LIABILITIES
Payables:
Investment securities purchased	19,098,127	948,821	48,506,451
Collateral for securities on loan (Note 1)	43,525,003	32,407,967	153,148,400
Capital shares redeemed	183,624	242,409	—
Futures variation margin	—	1,333	—
Foreign taxes (Note 1)	—	—	106,812
Investment advisory fees (Note 2)	679,956	180,144	1,115,740

Total Liabilities	63,486,710	33,780,674	202,877,403

NET ASSETS	$1,731,543,958	$464,696,428	$2,217,983,844

Net assets consist of:
Paid-in capital	$2,799,279,791	$888,325,937	$2,578,465,649
Distributions in excess of net investment income	(1,473,742)	(10,246,018)	(12,354,333)
Accumulated net realized loss	(554,548,280)	(251,614,825)	(1,282,428,229)
Net unrealized appreciation (depreciation)	(511,713,811)	(161,768,666)	934,300,757

NET ASSETS	$1,731,543,958	$464,696,428	$2,217,983,844

Shares outstanding[c]	49,200,000	47,800,000	172,600,000

Net asset value per share	$35.19	$9.72	$12.85

[a]	Securities on loan with values of $41,170,611, $30,688,059 and $144,664,693, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $4,792,112, $1,314,547 and $99,000, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 300 million and 900 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

iShares MSCI Thailand Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$342,278,431
Affiliated (Note 2)	17,144,729

Total cost of investments	$359,423,160

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$235,293,579
Affiliated (Note 2)	17,144,729

Total fair value of investments	252,438,308
Receivables:
Investment securities sold	710,381
Dividends and interest	736,097

Total Assets	253,884,786

LIABILITIES
Payables:
Investment securities purchased	773,291
Collateral for securities on loan (Note 1)	16,817,386
Investment advisory fees (Note 2)	114,367

Total Liabilities	17,705,044

NET ASSETS	$236,179,742

Net assets consist of:
Paid-in capital	$370,697,023
Undistributed of net investment income	715,771
Accumulated net realized loss	(28,248,000)
Net unrealized depreciation	(106,985,052)

NET ASSETS	$236,179,742

Shares outstanding[b]	3,750,000

Net asset value per share	$62.98

[a]	Securities on loan with a value of $15,394,900. See Note 1.
[b]	$0.001 par value, number of shares authorized: 200 million.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$23,831,095	$1,331,038	$3,503,713
Interest — affiliated (Note 2)	1,079	42	324
Securities lending income — affiliated — net (Note 2)	243,114	139,333	398,035

Total investment income	24,075,288	1,470,413	3,902,072

EXPENSES
Investment advisory fees (Note 2)	5,763,315	441,600	579,030

Total expenses	5,763,315	441,600	579,030

Net investment income	18,311,973	1,028,813	3,323,042

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(71,029,744)	(702,622)	9,499,579
In-kind redemptions — unaffiliated	(13,815,096)	484,094	—
Futures contracts	452,071	—	—
Foreign currency transactions	(3,408)	20,745	(1,237,682)

Net realized gain (loss)	(84,396,177)	(197,783)	8,261,897

Net change in unrealized appreciation/depreciation on:
Investments	(75,378,623)	(6,361,717)	(6,629,806)
Futures contracts	(286,926)	—	—
Translation of assets and liabilities in foreign currencies	(5,006)	4,483	31,304

Net change in unrealized appreciation/depreciation	(75,670,555)	(6,357,234)	(6,598,502)

Net realized and unrealized gain (loss)	(160,066,732)	(6,555,017)	1,663,395

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(141,754,759)	$(5,526,204)	$4,986,437

[a]	Net of foreign withholding tax of $ —, $147,399 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$37,779,723	$5,346,050	$10,259,134
Interest — affiliated (Note 2)	1,401	377	4,783
Securities lending income — affiliated — net (Note 2)[b]	307,481	364,898	1,106,770

	38,088,605	5,711,325	11,370,687
Less: Other foreign taxes (Note 1)	—	—	(396,044)

Total investment income	38,088,605	5,711,325	10,974,643

EXPENSES
Investment advisory fees (Note 2)	4,630,065	1,310,536	8,869,553

Total expenses	4,630,065	1,310,536	8,869,553

Net investment income	33,458,540	4,400,789	2,105,090

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,133,337)	(10,957,744)	(139,873,921)
In-kind redemptions — unaffiliated	2,078,153	(13,270,774)	—
Futures contracts	—	(14,750)	3,116,386
Foreign currency transactions	(43,871)	(85,675)	(168,346)
Payment from affiliate (Note 2)	—	—	69,864

Net realized loss	(29,099,055)	(24,328,943)	(136,856,017)

Net change in unrealized appreciation/depreciation on:
Investments	(102,136,356)	(16,394,891)	22,562,240
Futures contracts	—	(161,032)	(1,451,737)
Translation of assets and liabilities in foreign currencies	291,339	80,099	489,265

Net change in unrealized appreciation/depreciation	(101,845,017)	(16,475,824)	21,599,768

Net realized and unrealized loss	(130,944,072)	(40,804,767)	(115,256,249)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,485,532)	$(36,403,978)	$(113,151,159)

[a]	Net of foreign withholding tax of $983,114, $149,567 and $2,702,653, respectively.
[b]	Net of securities lending income tax paid $ —, $ — and $264,698, respectively.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

iShares MSCI Thailand Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,987,776
Interest — affiliated (Note 2)	267
Securities lending income — affiliated — net (Note 2)	393,775

Total investment income	2,381,818

EXPENSES
Investment advisory fees (Note 2)	727,176

Total expenses	727,176

Net investment income	1,654,642

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,858,971)
In-kind redemptions — unaffiliated	8,171
Foreign currency transactions	(16,678)

Net realized loss	(5,867,478)

Net change in unrealized appreciation/depreciation on:
Investments	(1,384,216)
Translation of assets and liabilities in foreign currencies	8,938

Net change in unrealized appreciation/depreciation	(1,375,278)

Net realized and unrealized loss	(7,242,756)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,588,114)

[a]	Net of foreign withholding tax of $214,776.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,311,973	$76,462,467	$1,028,813	$1,851,342
Net realized gain (loss)	(84,396,177)	94,497,147	(197,783)	18,722,198
Net change in unrealized appreciation/depreciation	(75,670,555)	(535,725,809)	(6,357,234)	(31,986,475)

Net decrease in net assets resulting from operations	(141,754,759)	(364,766,195)	(5,526,204)	(11,412,935)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,809,982)	(74,964,011)	(1,718,696)	(2,993,420)

Total distributions to shareholders	(26,809,982)	(74,964,011)	(1,718,696)	(2,993,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,471,705	1,076,021,470	45,471,321	249,704,421
Cost of shares redeemed	(869,068,370)	(1,135,379,620)	(21,892,081)	(246,130,624)

Net increase (decrease) in net assets from capital share transactions	(854,596,665)	(59,358,150)	23,579,240	3,573,797

INCREASE (DECREASE) IN NET ASSETS	(1,023,161,406)	(499,088,356)	16,334,340	(10,832,558)

NET ASSETS
Beginning of period	2,722,223,862	3,221,312,218	159,004,147	169,836,705

End of period	$1,699,062,456	$2,722,223,862	$175,338,487	$159,004,147

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(793,938)	$7,704,071	$(472,602)	$217,281

SHARES ISSUED AND REDEEMED
Shares sold	750,000	47,625,000	800,000	4,300,000
Shares redeemed	(46,575,000)	(54,600,000)	(400,000)	(4,500,000)

Net increase (decrease) in shares outstanding	(45,825,000)	(6,975,000)	400,000	(200,000)

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,323,042	$13,468,130	$33,458,540	$118,017,798
Net realized gain (loss)	8,261,897	87,766,817	(29,099,055)	67,853,487
Net change in unrealized appreciation/depreciation	(6,598,502)	(328,400,917)	(101,845,017)	(853,844,715)

Net increase (decrease) in net assets resulting from operations	4,986,437	(227,165,970)	(97,485,532)	(667,973,430)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,815,229)	(15,389,546)	(46,456,678)	(121,558,328)
From net realized gain	(61,020,000)	(1,987,267)	—	—

Total distributions to shareholders	(69,835,229)	(17,376,813)	(46,456,678)	(121,558,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	111,362,576	107,286,599	56,310,950	27,284,262
Cost of shares redeemed	(81,691,186)	(385,625,950)	(165,029,396)	(725,596,210)

Net increase (decrease) in net assets from capital share transactions	29,671,390	(278,339,351)	(108,718,446)	(698,311,948)

DECREASE IN NET ASSETS	(35,177,402)	(522,882,134)	(252,660,656)	(1,487,843,706)

NET ASSETS
Beginning of period	263,578,765	786,460,899	1,984,204,614	3,472,048,320

End of period	$228,401,363	$263,578,765	$1,731,543,958	$1,984,204,614

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,819,010)	$3,673,177	$(1,473,742)	$11,524,396

SHARES ISSUED AND REDEEMED
Shares sold	11,550,000	8,250,000	1,500,000	600,000
Shares redeemed	(8,175,000)	(31,125,000)	(4,500,000)	(16,200,000)

Net increase (decrease) in shares outstanding	3,375,000	(22,875,000)	(3,000,000)	(15,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,400,789	$26,302,403	$2,105,090	$85,413,696
Net realized loss	(24,328,943)	(5,218,751)	(136,856,017)	(120,497,220)
Net change in unrealized appreciation/depreciation	(16,475,824)	(209,292,899)	21,599,768	(617,626,511)

Net decrease in net assets resulting from operations	(36,403,978)	(188,209,247)	(113,151,159)	(652,710,035)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,531,507)	(27,289,993)	(85,498,003)	(61,969,914)

Total distributions to shareholders	(13,531,507)	(27,289,993)	(85,498,003)	(61,969,914)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,329,582	32,838,329	259,501,761	1,059,504,564
Cost of shares redeemed	(109,624,593)	(191,867,107)	(1,119,278,562)	(367,078,617)

Net increase (decrease) in net assets from capital share transactions	(95,295,011)	(159,028,778)	(859,776,801)	692,425,947

DECREASE IN NET ASSETS	(145,230,496)	(374,528,018)	(1,058,425,963)	(22,254,002)

NET ASSETS
Beginning of period	609,926,924	984,454,942	3,276,409,807	3,298,663,809

End of period	$464,696,428	$609,926,924	$2,217,983,844	$3,276,409,807

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,246,018)	$(1,115,300)	$(12,354,333)	$71,038,580

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	2,500,000	18,000,000	66,600,000
Shares redeemed	(10,900,000)	(15,600,000)	(86,600,000)	(26,000,000)

Net increase (decrease) in shares outstanding	(9,600,000)	(13,100,000)	(68,600,000)	40,600,000

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,654,642	$9,130,803
Net realized loss	(5,867,478)	(15,288,875)
Net change in unrealized appreciation/depreciation	(1,375,278)	(81,366,379)

Net decrease in net assets resulting from operations	(5,588,114)	(87,524,451)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,017,199)	(9,842,483)

Total distributions to shareholders	(2,017,199)	(9,842,483)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,920,114	232,829,500
Cost of shares redeemed	(31,438,568)	(469,528,663)

Net increase (decrease) in net assets from capital share transactions	6,481,546	(236,699,163)

DECREASE IN NET ASSETS	(1,123,767)	(334,066,097)

NET ASSETS
Beginning of period	237,303,509	571,369,606

End of period	$236,179,742	$237,303,509

Undistributed net investment income included in net assets at end of period	$715,771	$1,078,328

SHARES ISSUED AND REDEEMED
Shares sold	600,000	2,900,000
Shares redeemed	(500,000)	(6,100,000)

Net increase (decrease) in shares outstanding	100,000	(3,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$19.42	$21.89	$18.91	$16.94	$17.59	$16.02

Income from investment operations:
Net investment income[a]	0.15	0.52	0.66	0.48	0.54	0.42
Net realized and unrealized gain (loss)[b]	(1.35)	(2.50)	3.04	2.05	(0.65)	1.56

Total from investment operations	(1.20)	(1.98)	3.70	2.53	(0.11)	1.98

Less distributions from:
Net investment income	(0.21)	(0.49)	(0.72)	(0.56)	(0.54)	(0.41)

Total distributions	(0.21)	(0.49)	(0.72)	(0.56)	(0.54)	(0.41)

Net asset value, end of period	$18.01	$19.42	$21.89	$18.91	$16.94	$17.59

Total return	(6.25)%[c]	(9.29)%	19.87%	15.04%	(0.33)%	12.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,699,062	$2,722,224	$3,221,312	$2,124,856	$1,865,974	$1,607,982
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	1.51%	2.36%	3.24%	2.47%	3.26%	2.25%
Portfolio turnover rate[e]	6%	7%	6%	12%	11%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$56.79	$56.61	$49.44	$42.82	$46.49	$40.74

Income from investment operations:
Net investment income[a]	0.31	0.70	0.70	0.65	0.82	0.78
Net realized and unrealized gain (loss)[b]	(1.82)	0.71	7.61	6.97	(3.25)	5.87

Total from investment operations	(1.51)	1.41	8.31	7.62	(2.43)	6.65

Less distributions from:
Net investment income	(0.49)	(1.23)	(1.14)	(1.00)	(1.24)	(0.90)

Total distributions	(0.49)	(1.23)	(1.14)	(1.00)	(1.24)	(0.90)

Net asset value, end of period	$54.79	$56.79	$56.61	$49.44	$42.82	$46.49

Total return	(2.70)%[c]	2.63%	16.94%	18.07%	(5.18)%	16.38%

Ratios/Supplemental data:
Net assets, end of period (000s)	$175,338	$159,004	$169,837	$88,988	$42,817	$74,387
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.51%
Ratio of net investment income to average net assets[d]	1.11%	1.26%	1.31%	1.36%	1.84%	1.72%
Portfolio turnover rate[e]	7%	10%	14%	17%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$10.19	$16.13	$14.60	$14.52	$13.92	$12.98

Income from investment operations:
Net investment income[a]	0.13	0.36	0.54	0.41	0.38	0.41
Net realized and unrealized gain (loss)[b]	0.24	(5.86)	1.51	0.04	0.76	0.92

Total from investment operations	0.37	(5.50)	2.05	0.45	1.14	1.33

Less distributions from:
Net investment income	(0.35)	(0.39)	(0.52)	(0.37)	(0.52)	(0.39)
Net realized gain	(2.40)	(0.05)	—	—	—	—
Return of capital	—	—	—	—	(0.02)	—

Total distributions	(2.75)	(0.44)	(0.52)	(0.37)	(0.54)	(0.39)

Net asset value, end of period	$7.81	$10.19	$16.13	$14.60	$14.52	$13.92

Total return	4.83%[c]	(34.62)%	14.17%	3.02%	8.61%	10.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$228,401	$263,579	$786,461	$809,138	$936,692	$978,402
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	2.73%	2.61%	3.48%	2.71%	2.73%	2.84%
Portfolio turnover rate[e]	45%	24%	16%	17%	24%	49%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 5%, 5%, 10%, 8%, 14% and 14%, respectively. See Note 4.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$38.01	$51.21	$44.56	$43.21	$44.47	$39.25

Income from investment operations:
Net investment income[a]	0.66	1.97	1.88	1.69	1.73	1.64
Net realized and unrealized gain (loss)[b]	(2.55)	(13.09)	6.51	1.71	(1.14)	5.31

Total from investment operations	(1.89)	(11.12)	8.39	3.40	0.59	6.95

Less distributions from:
Net investment income	(0.93)	(2.08)	(1.74)	(2.05)	(1.85)	(1.73)

Total distributions	(0.93)	(2.08)	(1.74)	(2.05)	(1.85)	(1.73)

Net asset value, end of period	$35.19	$38.01	$51.21	$44.56	$43.21	$44.47

Total return	(5.12)%[c]	(22.19)%	19.25%	7.87%	1.82%	17.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,731,544	$1,984,205	$3,472,048	$3,008,067	$3,188,582	$3,548,867
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.56%	4.31%	3.90%	3.59%	4.16%	3.53%
Portfolio turnover rate[e]	3%	7%	8%	8%	7%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$10.63	$13.96	$12.49	$13.10	$13.05	$12.17

Income from investment operations:
Net investment income[a]	0.08	0.41	0.40	0.44	0.41	0.45
Net realized and unrealized gain (loss)[b]	(0.74)	(3.31)	1.52	(0.47)	0.11	0.92

Total from investment operations	(0.66)	(2.90)	1.92	(0.03)	0.52	1.37

Less distributions from:
Net investment income	(0.25)	(0.43)	(0.45)	(0.58)	(0.47)	(0.49)

Total distributions	(0.25)	(0.43)	(0.45)	(0.58)	(0.47)	(0.49)

Net asset value, end of period	$9.72	$10.63	$13.96	$12.49	$13.10	$13.05

Total return	(6.32)%[c]	(21.27)%	15.65%	(0.38)%	4.67%	11.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$464,696	$609,927	$984,455	$1,135,477	$1,512,687	$1,713,199
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	1.60%	3.15%	2.99%	3.23%	3.32%	3.34%
Portfolio turnover rate[e]	2%	10%	4%	10%	3%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$13.58	$16.44	$13.60	$12.58	$13.78	$12.19

Income from investment operations:
Net investment income[a]	0.01	0.37	0.29	0.24	0.28	0.39
Net realized and unrealized gain (loss)[b]	(0.34)	(2.94)	2.81	1.05	(1.01)	1.49

Total from investment operations	(0.33)	(2.57)	3.10	1.29	(0.73)	1.88

Less distributions from:
Net investment income	(0.40)	(0.29)	(0.26)	(0.27)	(0.47)	(0.29)

Total distributions	(0.40)	(0.29)	(0.26)	(0.27)	(0.47)	(0.29)

Net asset value, end of period	$12.85	$13.58	$16.44	$13.60	$12.58	$13.78

Total return	(2.44)%[c]	(15.79)%	23.24%	10.30%	(4.80)%	15.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,217,984	$3,276,410	$3,298,664	$2,641,997	$2,247,128	$2,857,512
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	0.15%	2.36%	1.98%	1.80%	2.25%	2.64%
Portfolio turnover rate[e]	14%	14%	11%	21%	22%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 5%, 4%, 4%, 6%, 7% and 8%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$65.01	$83.41	$67.73	$70.53	$66.27	$55.06

Income from investment operations:
Net investment income[a]	0.45	1.66	1.67	1.84	1.76	1.65
Net realized and unrealized gain (loss)[b]	(1.93)	(17.98)	15.84	(2.75)	4.37	11.10

Total from investment operations	(1.48)	(16.32)	17.51	(0.91)	6.13	12.75

Less distributions from:
Net investment income	(0.55)	(2.08)	(1.83)	(1.89)	(1.87)	(1.54)

Total distributions	(0.55)	(2.08)	(1.83)	(1.89)	(1.87)	(1.54)

Net asset value, end of period	$62.98	$65.01	$83.41	$67.73	$70.53	$66.27

Total return	(2.21)%[c]	(19.92)%	26.18%	(1.65)%	9.57%	23.33%

Ratios/Supplemental data:
Net assets, end of period (000s)	$236,180	$237,304	$571,370	$541,873	$595,968	$632,840
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	1.46%	2.09%	2.24%	2.22%	2.66%	2.56%
Portfolio turnover rate[e]	3%	13%	9%	24%	12%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited toi attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available;v quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Hong Kong
Investments:
Assets:
Common Stocks	$1,695,335,904	$—	$—	$1,695,335,904
Money Market Funds	98,870,927	—	—	98,870,927

Total	$1,794,206,831	$—	$—	$1,794,206,831

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(44,993)	$—	$—	$(44,993)

Total	$(44,993)	$—	$—	$(44,993)

MSCI Japan Small-Cap
Investments:
Assets:
Common Stocks	$174,793,080	$—	$—	$174,793,080
Money Market Funds	7,194,162	—	—	7,194,162

Total	$181,987,242	$—	$—	$181,987,242

MSCI Malaysia
Investments:
Assets:
Common Stocks	$226,943,107	$—	$—	$226,943,107
Money Market Funds	33,457,453	—	—	33,457,453

Total	$260,400,560	$—	$—	$260,400,560

MSCI Pacific ex Japan
Investments:
Assets:
Common Stocks	$1,720,465,717	$—	$—	$1,720,465,717
Money Market Funds	43,586,844	—	—	43,586,844

Total	$1,764,052,561	$—	$—	$1,764,052,561

MSCI Singapore
Investments:
Assets:
Common Stocks	$462,770,529	$—	$—	$462,770,529
Money Market Funds	32,416,167	—	—	32,416,167

Total	$495,186,696	$—	$—	$495,186,696

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(1,333)	$—	$—	$(1,333)

Total	$(1,333)	$—	$—	$(1,333)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2		Level 3	Total
MSCI Taiwan
Investments:
Assets:
Common Stocks	$2,215,918,482	$—		$2	$2,215,918,484
Money Market Funds	155,064,433	—		—	155,064,433

Total	$2,370,982,915	$—		$2	$2,370,982,917

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$9,597	$—		$—	$9,597

Total	$9,597	$—		$—	$9,597

MSCI Thailand Capped
Investments:
Assets:
Common Stocks	$235,293,579	$—		$—	$235,293,579
Rights	—	0	[b]	—	0	[b]
Money Market Funds	17,144,729	—		—	17,144,729

Total	$252,438,308	$0	[b]	$—	$252,438,308

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Hong Kong
Citigroup Global Markets Inc.	$9,403,104	$9,403,104	$—
Credit Suisse Securities (USA) LLC	1,238,503	1,238,503	—
Deutsche Bank Securities Inc.	9,374,567	9,374,567	—
Goldman Sachs & Co.	2,359,114	2,359,114	—
JPMorgan Clearing Corp.	1,503,768	1,503,768	—
Merrill Lynch, Pierce, Fenner & Smith	184,241	184,241	—
Morgan Stanley & Co. LLC	68,524,176	68,524,176	—
Scotia Capital (USA) Inc.	123,246	123,246	—
State Street Bank & Trust Company	682,383	682,383	—

	$93,393,102	$93,393,102	$—

MSCI Japan Small-Cap
Barclays Capital Inc.	$1,030,385	$1,030,385	$—
BNP Paribas Prime Brokerage Inc.	6,683	6,683	—
Credit Suisse Securities (USA) LLC	698,904	698,904	—
Deutsche Bank Securities Inc.	546,824	546,824	—
Goldman Sachs & Co.	652,676	652,676	—
Jefferies LLC	4,723	4,723	—
JPMorgan Clearing Corp.	222,900	222,900	—
Merrill Lynch, Pierce, Fenner & Smith	347,213	347,213	—
Mizuho Securities USA Inc.	31,309	31,309	—
Morgan Stanley & Co. LLC	1,151,002	1,151,002	—
SG Americas Securities LLC	62,963	62,963	—
State Street Bank & Trust Company	500,799	500,799	—
UBS Securities LLC	1,519,764	1,519,764	—

	$6,776,145	$6,776,145	$—

MSCI Malaysia
Morgan Stanley & Co. International PLC	$31,225,676	$31,225,676	$—

	$31,225,676	$31,225,676	$—

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Pacific ex Japan
Citigroup Global Markets Inc.	$146,989	$146,989	$—
Credit Suisse Securities (USA) LLC	901,566	901,566	—
Deutsche Bank Securities Inc.	3,199,734	3,199,734	—
Goldman Sachs & Co.	5,386,965	5,386,965	—
Jefferies LLC	1,218,432	1,218,432	—
JPMorgan Clearing Corp.	3,096,000	3,096,000	—
Macquarie Capital (USA) Inc.	11,360	11,360	—
Merrill Lynch, Pierce, Fenner & Smith	9,392,136	9,392,136	—
Morgan Stanley & Co. LLC	16,674,616	16,674,616	—
State Street Bank & Trust Company	309,451	309,451	—
UBS Securities LLC	833,362	833,362	—

	$41,170,611	$41,170,611	$—

MSCI Singapore
Barclays Capital Inc.	$51,720	$51,720	$—
Citigroup Global Markets Inc.	34,331	34,331	—
Credit Suisse Securities (USA) LLC	6,009,997	6,009,997	—
Goldman Sachs & Co.	3,626,835	3,626,835	—
JPMorgan Clearing Corp.	9,813	9,813	—
Merrill Lynch, Pierce, Fenner & Smith	2,870,624	2,870,624	—
Morgan Stanley & Co. LLC	15,793,302	15,793,302	—
State Street Bank & Trust Company	1,669,123	1,669,123	—
UBS Securities LLC	622,314	622,314	—

	$30,688,059	$30,688,059	$—

MSCI Taiwan
Credit Suisse Securities (Europe) Ltd.	$27,174,867	$27,174,867	$—
Deutsche Bank AG	18,979,925	18,979,925	—
Morgan Stanley & Co. International PLC	76,201,302	76,201,302	—
UBS Ltd.	22,308,599	22,308,599	—

	$144,664,693	$144,664,693	$—

MSCI Thailand Capped
Citigroup Global Markets Inc.	$243,410	$243,410	$—
Credit Suisse Securities (USA) LLC	3,271,421	3,271,421	—
Deutsche Bank Securities Inc.	143,718	143,718	—
Goldman Sachs & Co.	1,800,358	1,800,358	—
Merrill Lynch, Pierce, Fenner & Smith	584,163	584,163	—
Morgan Stanley & Co. LLC	8,615,475	8,615,475	—
UBS Securities LLC	736,355	736,355	—

	$15,394,900	$15,394,900	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $111 billion
0.4287	[a]	Over $111 billion, up to and including $141 billion
0.4073	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Hong Kong	$61,687
MSCI Japan Small-Cap	32,498
MSCI Malaysia	93,672
MSCI Pacific ex Japan	75,743
MSCI Singapore	87,608
MSCI Taiwan	333,701
MSCI Thailand Capped	91,594

For the six months ended February 29, 2016, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan ETF in the amount of $47,976, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s statement of operations.

The iShares MSCI Taiwan ETF received a payment from BFA to compensate the Fund for losses incurred on trades that were executed due to the incorrect processing of a corporate action. The payment covers the transaction costs (commissions and fees), as well as the change in market value on the security between the date the corporate action was incorrectly processed and the date of the subsequent sale of the security. The payment is reported in the Fund’s statement of operations under “Payment from affiliate”.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, the purchases and sales executed by the MSCI Japan Small-Cap ETF pursuant to Rule 17a-7 under the 1940 Act were $105,131 and $1,025,431, respectively.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Hong Kong	$137,918,087	$164,978,769
MSCI Japan Small-Cap	12,083,555	12,045,578
MSCI Malaysia	108,887,995	146,910,594
MSCI Pacific ex Japan	100,602,499	64,158,202
MSCI Singapore	9,452,700	20,008,473
MSCI Taiwan	380,568,032	1,314,594,227
MSCI Thailand Capped	7,827,339	7,527,519

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Hong Kong	$14,062,544	$837,978,516
MSCI Japan Small-Cap	44,721,141	21,599,076
MSCI Pacific ex Japan	11,312,151	161,934,563
MSCI Singapore	13,772,310	105,423,894
MSCI Thailand Capped	37,727,393	31,310,637

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
iShares MSCI Taiwan ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$9,597

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

Liabilities
	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[b]	$44,993	$1,333

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Equity contracts:
Futures contracts	$452,071	$(14,750)	$3,116,386

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Equity contracts:
Futures contracts	$(286,926)	$(161,032)	$(1,451,737)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 29, 2016:

	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Average value of contracts purchased	$10,908,866	$3,978,522	$14,866,533

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy;

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares MSCI Pacific ex Japan ETF invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Hong Kong	$198,801,723	$3,185,408	$29,235,556	$114,836,904	$34,565,959	$380,625,550
MSCI Japan Small-Cap	2,813,514	—	131,718	541,322	203,697	3,690,251
MSCI Pacific ex Japan	215,930,010	—	66,207,828	104,799,503	36,600,987	423,538,328
MSCI Singapore	41,531,912	807,115	15,680,510	132,420,824	11,588,528	202,028,889
MSCI Taiwan	69,147,354	16,734,578	343,375,145	363,052,013	19,669,958	811,979,048
MSCI Thailand Capped	8,642,320	—	555,444	2,321,428	1,304,910	12,824,102

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Hong Kong	$2,256,655,386	$15,940,696	$(478,389,251)	$(462,448,555)
MSCI Japan Small-Cap	204,789,158	7,424,185	(30,226,101)	(22,801,916)
MSCI Malaysia	165,193,483	121,104,673	(25,897,596)	95,207,077
MSCI Pacific ex Japan	2,332,485,475	100,526,592	(668,959,506)	(568,432,914)
MSCI Singapore	669,798,677	4,561,777	(179,173,758)	(174,611,981)
MSCI Taiwan	1,684,286,446	984,677,851	(297,981,380)	686,696,471
MSCI Thailand Capped	364,908,204	5,282,079	(117,751,975)	(112,469,896)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI Hong Kong	$0.206843	$—	$0.007337	$0.214180	97%	—%	3%		100%
MSCI Japan Small-Cap	0.298738	—	0.192318	0.491056	61	—	39		100
MSCI Malaysia	0.346715	2.400000	—	2.746715	13	87	—		100
MSCI Pacific ex Japan	0.697896	—	0.229383	0.927279	75	—	25		100
MSCI Singapore	0.043249	—	0.208266	0.251515	17	—	83		100
MSCI Taiwan	0.398551	—	0.000227	0.398778	100	—	0	[a]	100
MSCI Thailand Capped	0.545189	—	—	0.545189	100	—	—		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	71

Notes:

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	73

Notes:

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Brazil Capped ETF | EWZ | NYSE Arca
➢	iShares MSCI Chile Capped ETF | ECH | NYSE Arca
➢	iShares MSCI Colombia Capped ETF | ICOL | NYSE Arca
➢	iShares MSCI Israel Capped ETF | EIS | NYSE Arca
➢	iShares MSCI Russia Capped ETF | ERUS | NYSE Arca
➢	iShares MSCI South Africa ETF | EZA | NYSE Arca
➢	iShares MSCI Turkey ETF | TUR | NYSE Arca
➢	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Brazil Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -15.52%, net of fees, while the total return for the Index was -15.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(39.66)%	(40.37)%	(39.35)%	(39.66)%	(40.37)%	(39.35)%
5 Years	(20.21)%	(20.42)%	(19.83)%	(67.66)%	(68.09)%	(66.89)%
10 Years	(3.92)%	(3.81)%	(3.34)%	(32.95)%	(32.20)%	(28.83)%

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$844.80	$2.94	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	33.48%
Consumer Staples	21.40
Materials	9.79
Energy	9.05
Consumer Discretionary	6.28
Utilities	6.14
Industrials	6.13
Information Technology	4.30
Telecommunication Services	2.74
Health Care	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Ambev SA	10.96%
Itau Unibanco Holding SA (Preferred)	10.16
Banco Bradesco SA (Preferred)	7.20
BRF SA	4.31
Cielo SA	3.66
Ultrapar Participacoes SA	3.17
Itausa–Investimentos Itau SA (Preferred)	2.94
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	2.91
Embraer SA	2.86
Petroleo Brasileiro SA	2.70

TOTAL	50.87%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHILE CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Chile Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -3.75%, net of fees, while the total return for the Index was -3.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.48)%	(18.21)%	(17.36)%	(17.48)%	(18.21)%	(17.36)%
5 Years	(12.35)%	(12.45)%	(11.72)%	(48.28)%	(48.56)%	(46.39)%
Since Inception	(3.18)%	(3.23)%	(2.61)%	(23.50)%	(23.84)%	(19.71)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$962.50	$3.12	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Utilities	33.08%
Financials	19.34
Consumer Staples	12.49
Materials	9.96
Consumer Discretionary	8.07
Energy	7.90
Industrials	4.79
Telecommunication Services	2.38
Information Technology	1.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Enersis Americas SA	10.31%
Empresa Nacional de Electricidad SA/Chile	8.98
Empresas COPEC SA	7.90
SACI Falabella	6.48
Banco Santander Chile	5.85
Empresas CMPC SA	5.50
Colbun SA	4.59
Cencosud SA	4.58
Banco de Chile	4.19
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	3.88

TOTAL	62.26%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI COLOMBIA CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Colombia Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.83%, net of fees, while the total return for the Index was -6.60%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(29.54)%	(29.16)%	(29.31)%	(29.54)%	(29.16)%	(29.31)%
Since Inception	(24.88)%	(24.46)%	(24.41)%	(53.83)%	(53.13)%	(53.02)%

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$931.70	$2.93	$1,000.00	$1,021.80	$3.07	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	36.31%
Utilities	18.74
Materials	14.81
Energy	13.78
Consumer Staples	9.75
Industrials	4.55
Telecommunication Services	2.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Bancolombia SA (Preferred)	10.20%
Grupo de Inversiones Suramericana SA	8.43
Isagen SA ESP	5.80
Grupo Nutresa SA	5.21
Ecopetrol SA	5.17
Pacific Exploration and Production Corp.	5.05
Almacenes Exito SA	4.54
Interconexion Electrica SA ESP	4.52
Banco Davivienda SA (Preferred)	4.49
Empresa de Energia de Bogota SA ESP	4.36

TOTAL	57.77%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Israel Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -7.97%, net of fees, while the total return for the Index was -7.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.10)%	(1.89)%	(0.34)%	(1.10)%	(1.89)%	(0.34)%
5 Years	(1.79)%	(1.91)%	(1.54)%	(8.65)%	(9.18)%	(7.46)%
Since Inception	1.32%	1.28%	1.81%	10.93%	10.61%	15.33%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$920.30	$3.06	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	28.48%
Health Care	23.87
Information Technology	18.94
Telecommunication Services	7.00
Industrials	6.08
Materials	5.52
Energy	4.53
Consumer Staples	3.59
Consumer Discretionary	1.45
Utilities	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Teva Pharmaceutical Industries Ltd.	21.89%
Check Point Software Technologies Ltd.	5.86
Bank Hapoalim BM	5.44
Bank Leumi le-Israel BM	4.93
Bezeq The Israeli Telecommunication Corp. Ltd.	4.63
NICE-Systems Ltd.	3.77
Mobileye NV	2.97
Frutarom Industries Ltd.	2.37
Elbit Systems Ltd.	2.30
Israel Chemicals Ltd.	2.28

TOTAL	56.44%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI RUSSIA CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Russia Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -7.07%, net of fees, while the total return for the Index was -6.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.54)%	(14.25)%	(12.73)%	(13.54)%	(14.25)%	(12.73)%
5 Years	(14.57)%	(14.75)%	(14.05)%	(54.49)%	(54.98)%	(53.09)%
Since Inception	(11.25)%	(11.31)%	(10.71)%	(46.93)%	(47.11)%	(45.19)%

The inception date of the Fund was 11/9/10. The first day of secondary market trading was 11/10/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.30	$3.07	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Energy	51.68%
Financials	18.72
Materials	11.60
Telecommunication Services	9.80
Consumer Staples	5.24
Utilities	2.96

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Gazprom PAO	9.54%
Lukoil PJSC	7.61
Sberbank of Russia PJSC	7.61
Gazprom PAO ADR	7.08
Lukoil PJSC ADR	5.56
Magnit PJSC GDR	5.24
MMC Norilsk Nickel PJSC	4.67
Tatneft PAO Class S	4.47
Novatek OAO GDR	4.44
AK Transneft OAO (Preferred)	3.98

TOTAL	60.20%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA ETF

Performance as of February 29, 2016

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -19.65%, net of fees, while the total return for the Index was -19.41%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(32.05)%	(32.77)%	(31.61)%	(32.05)%	(32.77)%	(31.61)%
5 Years	(5.61)%	(5.81)%	(5.02)%	(25.09)%	(25.85)%	(22.71)%
10 Years	1.33%	1.20%	2.13%	14.13%	12.72%	23.47%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$803.50	$2.87	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Discretionary	33.60%
Financials	30.23
Telecommunication Services	8.12
Materials	7.81
Energy	6.89
Consumer Staples	5.30
Health Care	4.48
Industrials	3.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Naspers Ltd. Class N	20.98%
Steinhoff International Holdings NV Class H	6.74
Sasol Ltd.	6.60
MTN Group Ltd.	6.20
FirstRand Ltd.	4.16
Standard Bank Group Ltd.	3.70
Remgro Ltd.	3.24
Bidvest Group Ltd. (The)	3.18
Aspen Pharmacare Holdings Ltd.	2.69
Sanlam Ltd.	2.59

TOTAL	60.08%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI TURKEY ETF

Performance as of February 29, 2016

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -0.60%, net of fees, while the total return for the Index was -0.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.46)%	(22.52)%	(21.41)%	(21.46)%	(22.52)%	(21.41)%
5 Years	(6.44)%	(6.75)%	(6.05)%	(28.32)%	(29.50)%	(26.81)%
Since Inception	(1.53)%	(1.71)%	(1.16)%	(11.55)%	(12.76)%	(8.85)%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$994.00	$3.17	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	42.83%
Industrials	14.38
Consumer Staples	13.38
Consumer Discretionary	7.71
Telecommunication Services	7.51
Materials	7.22
Energy	5.77
Utilities	1.02
Health Care	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Turkiye Garanti Bankasi AS	10.32%
Akbank TAS	9.87
BIM Birlesik Magazalar AS	7.06
Turkcell Iletisim Hizmetleri AS	5.92
Tupras Turkiye Petrol Rafinerileri AS	5.77
KOC Holding AS	4.98
Haci Omer Sabanci Holding AS	4.86
Turkiye Is Bankasi Class C	4.32
Turkiye Halk Bankasi AS	3.79
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2.97

TOTAL	59.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI USA EQUAL WEIGHTED ETF

Performance as of February 29, 2016

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -5.23%, net of fees, while the total return for the Index was -5.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(10.21)%	(10.25)%	(10.18)%	(10.21)%	(10.25)%	(10.18)%
5 Years	9.08%	9.06%	9.22%	54.41%	54.27%	55.45%
Since Inception	10.52%	10.51%	10.69%	79.02%	78.93%	80.59%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$947.70	$0.73	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 13 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	19.24%
Consumer Discretionary	16.71
Information Technology	14.89
Industrials	12.12
Health Care	11.33
Energy	7.04
Consumer Staples	6.64
Materials	5.55
Utilities	5.16
Telecommunication Services	1.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

DENTSPLY International Inc.	0.29%
Continental Resources Inc./OK	0.20
Splunk Inc.	0.20
Cheniere Energy Inc.	0.19
Marathon Oil Corp.	0.18
Sprint Corp.	0.18
Medivation Inc.	0.18
Palo Alto Networks Inc.	0.18
CF Industries Holdings Inc.	0.18
ONEOK Inc.	0.18

TOTAL	1.96%

*	Excludes money market funds.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 66.18%

AEROSPACE & DEFENSE — 2.83%
Embraer SA	6,812,232	$51,699,899

		51,699,899
BANKS — 4.39%
Banco Bradesco SA	6,544,164	38,268,714
Banco do Brasil SA	7,628,097	25,955,428
Banco Santander Brasil SA Units	4,276,900	16,068,066

		80,292,208
BEVERAGES — 10.83%
Ambev SA	44,678,860	198,058,726

		198,058,726
CAPITAL MARKETS — 1.22%
CETIP SA – Mercados Organizados	2,332,203	22,212,573

		22,212,573
CONTAINERS & PACKAGING — 1.52%
Klabin SA Units	5,129,020	27,711,892

		27,711,892
DIVERSIFIED CONSUMER SERVICES — 2.45%
Estacio Participacoes SA	3,216,800	10,314,972
Kroton Educacional SA	13,737,964	34,419,999

		44,734,971
DIVERSIFIED FINANCIAL SERVICES — 2.88%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	18,001,300	52,565,805

		52,565,805
ELECTRIC UTILITIES — 2.11%
CPFL Energia SAa	2,795,531	11,732,055
EDP – Energias do Brasil SA	3,372,800	10,789,773
Equatorial Energia SA	1,000,900	9,630,955
Transmissora Alianca de Energia Eletrica SA Units	1,358,200	6,437,226

		38,590,009
FOOD & STAPLES RETAILING — 1.55%
Raia Drogasil SA	2,453,900	28,372,814

		28,372,814
FOOD PRODUCTS — 5.88%
BRF SA	6,025,050	77,824,635
JBS SA	7,954,222	22,787,458
M. Dias Branco SA	434,300	6,923,829

		107,535,922

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.68%
Odontoprev SA	1,995,100	$5,088,901
Qualicorp SA	2,291,400	7,416,690

		12,505,591
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.91%
Tractebel Energia SA	1,881,400	16,689,724

		16,689,724
INSURANCE — 3.04%
BB Seguridade Participacoes SA	6,204,900	37,610,180
Porto Seguro SA	1,428,600	8,483,356
Sul America SA	2,357,950	9,510,491

		55,604,027
INTERNET & CATALOG RETAIL — 0.22%
B2W Cia. Digital[a]	1,394,200	4,046,694

		4,046,694
IT SERVICES — 3.62%
Cielo SA	8,488,196	66,147,050

		66,147,050
MACHINERY — 1.10%
WEG SA	6,092,160	20,193,398

		20,193,398
METALS & MINING — 2.32%
Cia. Siderurgica Nacional SA	8,279,254	10,819,018
Vale SA	10,659,400	31,635,593

		42,454,611
MULTILINE RETAIL — 2.06%
Lojas Americanas SA	2,305,950	6,959,631
Lojas Renner SA	6,793,100	30,727,967

		37,687,598
OIL, GAS & CONSUMABLE FUELS — 6.37%
Cosan SA Industria e Comercio	1,512,390	10,166,721
Petroleo Brasileiro SAa	26,458,544	48,870,479
Ultrapar Participacoes SA	3,630,900	57,347,289

		116,384,489
PAPER & FOREST PRODUCTS — 1.82%
Duratex SA	2,312,311	3,532,996
Fibria Celulose SA	2,682,226	29,657,966

		33,190,962
PERSONAL PRODUCTS — 2.07%
Hypermarcas SAa	3,914,800	24,791,536
Natura Cosmeticos SA	1,962,200	13,106,646

		37,898,182

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 29, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.50%
BR Malls Participacoes SA	4,735,900	$16,019,203
Multiplan Empreendimentos Imobiliarios SA	969,600	11,454,501

		27,473,704
ROAD & RAIL — 0.55%
Localiza Rent A Car SA	1,731,940	10,006,107

		10,006,107
SOFTWARE — 0.64%
TOTVS SA	1,473,400	11,663,383

		11,663,383
TRANSPORTATION INFRASTRUCTURE — 1.58%
CCR SA	9,124,100	28,959,210

		28,959,210
WATER UTILITIES — 1.18%
Cia. de Saneamento Basico do Estado de Sao Paulo	3,809,400	21,644,645

		21,644,645
WIRELESS TELECOMMUNICATION SERVICES — 0.86%
TIM Participacoes SA	8,952,490	15,635,867

		15,635,867

TOTAL COMMON STOCKS
(Cost: $1,209,269,299)		1,209,960,061

PREFERRED STOCKS — 32.69%

BANKS — 20.07%
Banco Bradesco SA	24,275,523	130,183,615
Itau Unibanco Holding SA	28,776,062	183,678,530
Itausa-Investimentos Itau SA	31,029,752	53,180,939

		367,043,084
CHEMICALS — 0.71%
Braskem SA Class A	2,026,536	12,986,371

		12,986,371
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.86%
Telefonica Brasil SA	3,537,374	33,957,653

		33,957,653
ELECTRIC UTILITIES — 1.46%
Centrais Eletricas Brasileiras SA Class B	3,044,651	7,475,244
Cia. Energetica de Minas Gerais	7,913,090	11,672,867
Cia. Paranaense de Energia Class B	1,293,400	7,517,991

		26,666,102

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.82%
Cia. Brasileira de Distribuicao	1,431,064	$14,953,294

		14,953,294
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.40%
Cia. Energetica de Sao Paulo Class B	2,139,670	7,312,721

		7,312,721
METALS & MINING — 2.39%
Gerdau SA	9,274,046	8,226,920
Vale SA	16,526,300	35,550,255

		43,777,175
MULTILINE RETAIL — 1.48%
Lojas Americanas SA	5,406,106	27,021,699

		27,021,699
OIL, GAS & CONSUMABLE FUELS — 2.58%
Petroleo Brasileiro SA	36,540,878	47,199,285

		47,199,285
PAPER & FOREST PRODUCTS — 0.92%
Suzano Papel e Celulose SA Class A	4,048,900	16,788,593

		16,788,593

TOTAL PREFERRED STOCKS
(Cost: $761,241,178)		597,705,977

RIGHTS — 0.00%

PAPER & FOREST PRODUCTS — 0.00%
Duratex SAa	91,431	60,428

		60,428

TOTAL RIGHTS
(Cost: $0)		60,428

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	34,520	34,520

		34,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,520)		34,520

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.87%
(Cost: $1,970,544,997)	$1,807,760,986
Other Assets, Less Liabilities — 1.13%	20,667,448

NET ASSETS — 100.00%	$1,828,428,434

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 93.14%

AIRLINES — 3.83%
LATAM Airlines Group SAa	1,646,154	$9,380,128

		9,380,128
BANKS — 16.00%
Banco de Chile	100,065,504	10,253,528
Banco de Credito e Inversiones	187,629	7,550,795
Banco Santander Chile	329,853,201	14,312,548
CorpBanca SA	859,159,975	7,075,071

		39,191,942
BEVERAGES — 5.15%
Cia. Cervecerias Unidas SA	824,642	8,115,754
Vina Concha y Toro SA	2,681,703	4,493,112

		12,608,866
CONSTRUCTION & ENGINEERING — 0.58%
SalfaCorp SA	2,645,417	1,415,128

		1,415,128
DIVERSIFIED FINANCIAL SERVICES — 1.08%
Inversiones La Construccion SA	236,753	2,647,470

		2,647,470
ELECTRIC UTILITIES — 12.21%
E.CL SA	3,112,147	4,721,631
Enersis Americas SA	99,492,906	25,192,174

		29,913,805
FOOD & STAPLES RETAILING — 4.57%
Cencosud SA	5,132,914	11,197,339

		11,197,339
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 16.18%
AES Gener SA	14,329,498	6,447,604
Colbun SA	43,212,501	11,226,481
Empresa Nacional de Electricidad SA/Chile	16,570,440	21,954,015

		39,628,100
IT SERVICES — 1.99%
SONDA SA	2,826,503	4,878,092

		4,878,092
MARINE — 0.38%
Cia. Sud Americana de Vapores SAa	46,796,362	925,354

		925,354

Security	Shares	Value
METALS & MINING — 0.58%
CAP SA	587,301	$1,423,097

		1,423,097
MULTILINE RETAIL — 7.36%
Ripley Corp. SA	5,359,172	2,197,580
SACI Falabella	2,437,078	15,831,099

		18,028,679
OIL, GAS & CONSUMABLE FUELS — 7.88%
Empresas COPEC SA	2,282,102	19,299,912

		19,299,912
PAPER & FOREST PRODUCTS — 5.48%
Empresas CMPC SA	5,844,004	13,439,065

		13,439,065
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.19%
Parque Arauco SA	3,267,037	5,369,441

		5,369,441
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Forus SA	690,993	1,690,564

		1,690,564
WATER UTILITIES — 4.61%
Aguas Andinas SA Series A	14,738,112	7,680,108
Inversiones Aguas Metropolitanas SA	2,497,671	3,625,101

		11,305,209
WIRELESS TELECOMMUNICATION SERVICES — 2.38%
Empresa Nacional de Telecomunicaciones SA	683,028	5,825,471

		5,825,471

TOTAL COMMON STOCKS
(Cost: $210,047,506)		228,167,662

PREFERRED STOCKS — 6.61%

BEVERAGES — 2.74%
Coca-Cola Embonor SA	1,403,084	2,180,803
Embotelladora Andina SA Class B	1,520,566	4,531,827

		6,712,630
CHEMICALS — 3.87%
Sociedad Quimica y Minera de Chile SA Series B	529,384	9,473,067

		9,473,067

TOTAL PREFERRED STOCKS
(Cost: $15,868,871)		16,185,697

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

February 29, 2016

Security	Shares	Value
RIGHTS — 0.02%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Parque Arauco SAa	262,259	$52,840

		52,840

TOTAL RIGHTS
(Cost: $0)		52,840

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	627,776	627,776

		627,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $627,776)		627,776

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $226,544,153)		245,033,975
Other Assets, Less Liabilities — (0.03)%		(73,814)

NET ASSETS — 100.00%		$244,960,161

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 76.73%

BANKS — 4.87%
Banco de Bogota SA	5,256	$89,949
Bancolombia SA	95,790	686,889
Grupo Aval Acciones y Valores SA	162,487	54,586

		831,424
CONSTRUCTION & ENGINEERING — 1.59%
Construcciones El Condor SA	223,882	73,188
Constructora Conconcreto SA	650,497	198,930

		272,118
CONSTRUCTION MATERIALS — 11.47%
Cementos Argos SA	167,710	520,458
Cemex Latam Holdings SAa	222,425	718,402
Grupo Argos SA/Colombia	133,300	718,907

		1,957,767
DIVERSIFIED FINANCIAL SERVICES — 12.16%
Bolsa de Valores de Colombia	61,903,125	339,448
Corp. Financiera Colombiana SA New[a]	186	2,059
Corp. Financiera Colombiana SA/CD	24,928	283,602
Grupo de Inversiones Suramericana SA	127,255	1,449,293

		2,074,402
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.08%
Empresa de Telecomunicaciones de Bogota	2,030,345	354,191

		354,191
ELECTRIC UTILITIES — 14.48%
Celsia SA ESP	629,393	697,845
Interconexion Electrica SA ESP	332,289	775,903
Isagen SA ESP	827,235	996,961

		2,470,709
FOOD & STAPLES RETAILING — 4.57%
Almacenes Exito SA	182,466	780,656

		780,656
FOOD PRODUCTS — 5.24%
Grupo Nutresa SA	122,357	894,353

		894,353
GAS UTILITIES — 4.39%
Empresa de Energia de Bogota SA ESP	1,402,440	750,019

		750,019

Security	Shares	Value
METALS & MINING — 2.00%
Mineros SA	488,591	$340,789

		340,789
OIL, GAS & CONSUMABLE FUELS — 13.88%
Canacol Energy Ltd.[a]	253,393	611,690
Ecopetrol SA	2,585,524	888,061
Pacific Exploration and Production Corp.[a,b]	884,430	868,369

		2,368,120

TOTAL COMMON STOCKS
(Cost: $17,582,530)		13,094,548

PREFERRED STOCKS — 23.96%

AIRLINES — 2.99%
Avianca Holdings SA	842,611	510,285

		510,285
BANKS — 17.28%
Banco Davivienda SA	102,021	770,915
Bancolombia SA	235,135	1,752,696
Grupo Aval Acciones y Valores SA	1,258,693	424,744

		2,948,355
CONSTRUCTION MATERIALS — 1.44%
Cementos Argos SA	37,076	108,915
Grupo Argos SA/Colombia	26,784	136,380

		245,295
DIVERSIFIED FINANCIAL SERVICES — 2.25%
Grupo de Inversiones Suramericana SA	34,038	384,578

		384,578

TOTAL PREFERRED STOCKS
(Cost: $5,439,034)		4,088,513

SHORT-TERM INVESTMENTS — 1.98%

MONEY MARKET FUNDS — 1.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	305,474	305,474
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	15,503	15,503

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 29, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	15,985	$15,985

		336,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $336,962)		336,962

TOTAL INVESTMENTS IN SECURITIES — 102.67%
(Cost: $23,358,526)		17,520,023
Other Assets, Less Liabilities — (2.67)%		(455,235)

NET ASSETS — 100.00%		$17,064,788

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.29%
Elbit Systems Ltd.	32,286	$2,682,433

		2,682,433
BANKS — 15.19%
Bank Hapoalim BM	1,295,561	6,348,153
Bank Leumi le-Israel BMa	1,719,655	5,751,134
First International Bank of Israel Ltd.	95,000	1,096,051
Israel Discount Bank Ltd. Class Aa	1,466,573	2,360,287
Mizrahi Tefahot Bank Ltd.	200,234	2,214,730

		17,770,355
BUILDING PRODUCTS — 0.88%
Caesarstone Sdot-Yam Ltd.[a]	27,779	1,030,045

		1,030,045
CHEMICALS — 5.51%
Frutarom Industries Ltd.	53,499	2,766,741
Israel Chemicals Ltd.	688,228	2,663,244
Israel Corp. Ltd. (The)	7,115	1,014,162

		6,444,147
COMMUNICATIONS EQUIPMENT — 1.31%
Ituran Location and Control Ltd.[b]	44,171	752,314
Radware Ltd.[a]	68,196	784,936

		1,537,250
CONSTRUCTION & ENGINEERING — 1.93%
Electra Ltd./Israel	6,227	780,190
Shapir Engineering and Industry Ltd.	407,868	644,712
Shikun & Binui Ltd.[b]	568,584	827,646

		2,252,548
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.35%
B Communications Ltd.	31,035	855,787
Bezeq The Israeli Telecommunication Corp. Ltd.	2,408,275	5,406,445

		6,262,232
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.91%
Orbotech Ltd.[a]	46,757	1,059,046

		1,059,046
FOOD & STAPLES RETAILING — 1.41%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18,133	817,404

Security	Shares	Value
Shufersal Ltd.[a]	256,809	$837,800

		1,655,204
FOOD PRODUCTS — 2.17%
Osem Investments Ltd.[b]	66,766	1,379,088
Strauss Group Ltd.[b]	85,091	1,157,705

		2,536,793
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.54%
Kenon Holdings Ltd./Singapore[a,b]	78,017	630,798

		630,798
INSURANCE — 3.96%
Clal Insurance Enterprises Holdings Ltd.[a]	65,167	729,812
Harel Insurance Investments & Financial Services Ltd.[b]	261,623	891,051
IDI Insurance Co. Ltd.	16,842	833,014
Menorah Mivtachim Holdings Ltd.[a]	89,602	731,815
Migdal Insurance & Financial Holding Ltd.[b]	1,261,310	795,167
Phoenix Holdings Ltd. (The)[a]	285,932	651,940

		4,632,799
INTERNET SOFTWARE & SERVICES — 0.67%
Wix.com Ltd.[a]	40,645	781,603

		781,603
IT SERVICES — 0.64%
Matrix IT Ltd.[b]	130,199	753,080

		753,080
MACHINERY — 0.97%
Kornit Digital Ltd.[a]	49,307	571,961
Plasson Industries Ltd.	23,640	562,269

		1,134,230
OIL, GAS & CONSUMABLE FUELS — 4.52%
Delek Group Ltd.	8,383	1,345,285
Jerusalem Oil Exploration[a]	23,251	905,721
Naphtha Israel Petroleum Corp. Ltd.[a]	147,597	704,678
Oil Refineries Ltd.[a,b]	2,533,733	964,248
Paz Oil Co. Ltd.	9,000	1,367,494

		5,287,426
PHARMACEUTICALS — 23.80%
Neuroderm Ltd.[a]	46,257	563,410
Taro Pharmaceutical Industries Ltd.[a]	11,998	1,738,390

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

February 29, 2016

Security	Shares	Value
Teva Pharmaceutical Industries Ltd.	452,283	$25,546,033

		27,847,833
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.83%
REIT 1 Ltd.	373,117	965,757

		965,757
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.43%
Africa Israel Properties Ltd.	55,208	695,807
Airport City Ltd.[a,b]	126,005	1,185,420
Alony Hetz Properties & Investments Ltd.	169,485	1,220,070
Amot Investments Ltd.	280,418	916,258
Azrieli Group Ltd.	54,350	1,975,047
Bayside Land Corp.	2,472	803,284
Gazit-Globe Ltd.[b]	167,532	1,316,350
Melisron Ltd.	32,599	1,063,481
Norstar Holdings Inc.	55,491	686,154

		9,861,871
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.31%
Tower Semiconductor Ltd.[a,b]	113,006	1,535,181

		1,535,181
SOFTWARE — 14.05%
Check Point Software Technologies Ltd.[a,b]	82,300	6,836,661
CyberArk Software Ltd.[a,b]	23,584	883,692
Mobileye NVa,b	106,591	3,459,944
NICE-Systems Ltd.	72,648	4,395,631
Sapiens International Corp. NV	73,198	857,269

		16,433,197
SPECIALTY RETAIL — 0.79%
Delek Automotive Systems Ltd.	99,269	924,231

		924,231
TEXTILES, APPAREL & LUXURY GOODS — 0.66%
Delta-Galil Industries Ltd.[b]	30,385	771,286

		771,286
WIRELESS TELECOMMUNICATION SERVICES — 1.63%
Cellcom Israel Ltd.[a]	151,740	915,394
Partner Communications Co. Ltd.[a]	211,202	988,868

		1,904,262

TOTAL COMMON STOCKS
(Cost: $136,776,284)		116,693,607

Security	Shares	Value
SHORT-TERM INVESTMENTS — 13.67%

MONEY MARKET FUNDS — 13.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	15,166,772	$15,166,772
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	769,696	769,696
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	51,165	51,165

		15,987,633

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,987,633)		15,987,633

TOTAL INVESTMENTS IN SECURITIES — 113.42%
(Cost: $152,763,917)		132,681,240
Other Assets, Less Liabilities — (13.42)%		(15,694,223)

NET ASSETS — 100.00%		$116,987,017

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 93.75%

BANKS — 15.34%
Sberbank of Russia PJSC	11,591,520	$16,532,360
Sberbank of Russia PJSC ADR	1,140,425	6,993,086
VTB Bank PJSC	7,767,195,000	7,586,774
VTB Bank PJSC GDR[a]	1,169,379	2,198,432

		33,310,652
DIVERSIFIED FINANCIAL SERVICES — 3.39%
Moscow Exchange MICEX-RTS PJSC	5,615,820	7,371,203

		7,371,203
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.77%
Rostelecom PJSC	5,122,650	6,007,803

		6,007,803
ELECTRIC UTILITIES — 2.97%
RusHydro PJSC	721,834,000	6,444,676

		6,444,676
FOOD & STAPLES RETAILING — 5.25%
Magnit PJSC GDR[a]	340,208	11,396,968

		11,396,968
METALS & MINING — 11.61%
Alrosa PAO	8,553,300	7,920,360
MMC Norilsk Nickel PJSC	83,843	10,144,756
Severstal PAO	847,635	7,147,667

		25,212,783
OIL, GAS & CONSUMABLE FUELS — 45.38%
Gazprom PAO ADR	4,175,191	15,379,316
Gazprom PAO	11,027,127	20,745,528
Lukoil PJSC	462,588	16,535,717
Lukoil PJSC ADR	340,726	12,095,773
Novatek OAO GDR[a]	111,652	9,657,898
Rosneft OAO	1,363,360	5,198,682
Rosneft OAO GDR[a]	1,240,554	4,673,167
Surgutneftegas OAO	4,816,100	2,522,186
Surgutneftegas OAO ADR	393,556	2,020,910
Tatneft PAO Class S	2,276,685	9,715,855

		98,545,032
WIRELESS TELECOMMUNICATION SERVICES — 7.04%
MegaFon PJSC GDR[a]	503,248	5,913,164
Mobile TeleSystems PJSC ADR	1,021,067	7,147,469

Security	Shares	Value
Sistema JSFC GDR[a]	399,825	$2,223,027

		15,283,660

TOTAL COMMON STOCKS
(Cost: $325,648,284)		203,572,777

PREFERRED STOCKS — 6.36%

OIL, GAS & CONSUMABLE FUELS — 6.36%
AK Transneft OAO	3,659	8,649,778
Surgutneftegas OAO	8,769,200	5,153,325

		13,803,103

TOTAL PREFERRED STOCKS
(Cost: $14,638,667)		13,803,103

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	215,365	215,365

		215,365

TOTAL SHORT-TERM INVESTMENTS
(Cost: $215,365)		215,365

TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $340,502,316)		217,591,245
Other Assets, Less Liabilities — (0.21)%		(461,655)

NET ASSETS — 100.00%		$217,129,590

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

BANKS — 6.44%
African Bank Investments Ltd.[a,b]	2,626,522	$1,664
Barclays Africa Group Ltd.	439,472	3,786,416
Capitec Bank Holdings Ltd.[b]	44,952	1,349,850
Nedbank Group Ltd.	256,296	2,957,530
Standard Bank Group Ltd.	1,572,546	10,877,883

		18,973,343
CAPITAL MARKETS — 2.56%
Brait SEa,b	438,560	4,284,496
Coronation Fund Managers Ltd.	294,670	1,178,314
Investec Ltd.	320,942	2,094,828

		7,557,638
DISTRIBUTORS — 0.61%
Imperial Holdings Ltd.	236,545	1,801,260

		1,801,260
DIVERSIFIED FINANCIAL SERVICES — 8.94%
FirstRand Ltd.	4,361,905	12,249,887
PSG Group Ltd.	114,964	1,265,013
Remgro Ltd.	623,498	9,522,970
RMB Holdings Ltd.	914,762	3,317,736

		26,355,606
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.36%
Telkom SA SOC Ltd.	307,306	1,050,902

		1,050,902
FOOD & STAPLES RETAILING — 3.49%
Massmart Holdings Ltd.	140,710	952,395
Pick n Pay Stores Ltd.	316,471	1,129,559
Shoprite Holdings Ltd.	593,936	5,803,564
SPAR Group Ltd. (The)	213,299	2,414,206

		10,299,724
FOOD PRODUCTS — 1.79%
Pioneer Foods Group Ltd.	165,929	1,366,755
Tiger Brands Ltd.	211,574	3,918,399

		5,285,154
HEALTH CARE PROVIDERS & SERVICES — 1.79%
Life Healthcare Group Holdings Ltd.	1,243,962	2,763,764
Netcare Ltd.	1,227,465	2,514,045

		5,277,809
HOTELS, RESTAURANTS & LEISURE — 0.22%
Tsogo Sun Holdings Ltd.	475,759	638,971

		638,971

Security	Shares	Value
HOUSEHOLD DURABLES — 6.73%
Steinhoff International Holdings NV Class H	3,695,950	$19,832,052

		19,832,052
INDUSTRIAL CONGLOMERATES — 3.17%
Bidvest Group Ltd. (The)	412,933	9,346,707

		9,346,707
INSURANCE — 5.56%
Discovery Ltd.	461,465	3,334,789
Liberty Holdings Ltd.	148,358	1,156,138
MMI Holdings Ltd./South Africa	1,426,053	2,109,506
Rand Merchant Investment Holdings Ltd.	866,322	2,166,779
Sanlam Ltd.	2,246,202	7,613,086

		16,380,298
MEDIA — 20.93%
Naspers Ltd. Class N	516,663	61,692,277

		61,692,277
METALS & MINING — 5.89%
Anglo American Platinum Ltd.[a]	69,905	1,449,879
AngloGold Ashanti Ltd.[a]	525,173	6,795,852
Gold Fields Ltd.	1,008,450	4,187,793
Impala Platinum Holdings Ltd.[a]	809,484	1,715,902
Sibanye Gold Ltd.	886,067	3,200,190

		17,349,616
MULTILINE RETAIL — 2.23%
Woolworths Holdings Ltd./South Africa	1,283,363	6,568,486

		6,568,486
OIL, GAS & CONSUMABLE FUELS — 6.87%
Exxaro Resources Ltd.[b]	185,665	849,230
Sasol Ltd.	717,524	19,416,227

		20,265,457
PAPER & FOREST PRODUCTS — 1.91%
Mondi Ltd.	153,327	2,755,630
Sappi Ltd.[a]	701,686	2,872,552

		5,628,182
PHARMACEUTICALS — 2.68%
Aspen Pharmacare Holdings Ltd.	443,572	7,901,730

		7,901,730
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.56%
Fortress Income Fund Ltd.	891,604	1,855,520
Fortress Income Fund Ltd. Class A	1,234,343	1,173,748

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

February 29, 2016

Security	Shares	Value
Growthpoint Properties Ltd.	3,008,608	$4,610,623
Hyprop Investments Ltd.	315,223	2,077,469
Redefine Properties Ltd.	5,751,183	3,749,132
Resilient REIT Ltd.	375,200	2,923,655

		16,390,147
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.10%
New Europe Property Investments PLC	290,203	3,250,441

		3,250,441
SPECIALTY RETAIL — 2.81%
Foschini Group Ltd. (The)	269,648	1,994,742
Mr. Price Group Ltd.	312,335	3,261,878
Truworths International Ltd.	556,390	3,024,299

		8,280,919
TRADING COMPANIES & DISTRIBUTORS — 0.39%
Barloworld Ltd.	275,674	1,137,108

		1,137,108
WIRELESS TELECOMMUNICATION SERVICES — 7.75%
MTN Group Ltd.	2,152,586	18,246,299
Vodacom Group Ltd.	482,044	4,590,212

		22,836,511

TOTAL COMMON STOCKS
(Cost: $470,701,525)		294,100,338

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,555,644	2,555,644
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	129,696	129,696
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	93,610	93,610

		2,778,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,778,950)		2,778,950

TOTAL INVESTMENTS IN SECURITIES — 100.72%
(Cost: $473,480,475)		296,879,288
Other Assets, Less Liabilities — (0.72)%		(2,123,208)

NET ASSETS — 100.00%		$294,756,080

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AIRLINES — 2.83%
Pegasus Hava Tasimaciligi ASa,b	180,156	$1,059,670
Turk Hava Yollari AOa	2,782,092	6,892,146

		7,951,816
AUTO COMPONENTS — 0.35%
EGE Endustri VE Ticaret ASb	5,529	555,744
Goodyear Lastikleri TAS[b]	17,908	436,367

		992,111
AUTOMOBILES — 3.01%
Ford Otomotiv Sanayi AS	353,722	4,177,913
Tofas Turk Otomobil Fabrikasi AS	630,011	4,285,644

		8,463,557
BANKS — 33.42%
Akbank TAS	11,088,013	27,731,290
Albaraka Turk Katilim Bankasi ASb	1,360,809	713,840
Sekerbank TAS[a,b]	2,039,813	1,042,412
Turkiye Garanti Bankasi AS	11,642,412	28,999,645
Turkiye Halk Bankasi AS	3,150,012	10,660,661
Turkiye Is Bankasi Class Cb	7,937,958	12,142,808
Turkiye Sinai Kalkinma Bankasi ASb	3,522,993	1,919,595
Turkiye Vakiflar Bankasi Tao Class Db	3,780,008	5,283,414
Yapi ve Kredi Bankasi ASb	4,381,837	5,561,083

		94,054,748
BEVERAGES — 3.69%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,044,477	6,079,939
Coca-Cola Icecek AS	384,619	4,303,339

		10,383,278
BUILDING PRODUCTS — 0.34%
Trakya Cam Sanayii ASb	1,582,509	958,675

		958,675
CHEMICALS — 1.55%
Gubre Fabrikalari TAS[b]	420,255	776,565
Petkim Petrokimya Holding ASa	3,024,010	3,581,980

		4,358,545
CONSTRUCTION & ENGINEERING — 0.33%
Tekfen Holding ASb	652,610	938,673

		938,673

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.31%
Adana Cimento Sanayii TAS Class A	265,010	$582,075
Akcansa Cimento ASb	240,891	1,159,290
Cimsa Cimento Sanayi VE Ticaret AS	271,954	1,431,192
Konya Cimento Sanayii ASb	4,914	501,744

		3,674,301
CONTAINERS & PACKAGING — 0.12%
Anadolu Cam Sanayii ASa,b	563,921	330,169

		330,169
DISTRIBUTORS — 0.38%
Dogus Otomotiv Servis ve Ticaret ASb	276,811	1,056,731

		1,056,731
DIVERSIFIED FINANCIAL SERVICES — 4.85%
Haci Omer Sabanci Holding AS	4,627,648	13,656,792

		13,656,792
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.59%
Turk Telekomunikasyon AS	2,293,209	4,478,075

		4,478,075
FOOD & STAPLES RETAILING — 7.57%
BIM Birlesik Magazalar AS	1,071,103	19,846,653
Bizim Toptan Satis Magazalari ASb	110,778	535,744
Migros Ticaret ASa,b	179,214	924,940

		21,307,337
FOOD PRODUCTS — 1.84%
Pinar SUT Mamulleri Sanayii AS	90,070	457,239
Ulker Biskuvi Sanayi ASb	775,670	4,735,714

		5,192,953
GAS UTILITIES — 0.48%
Aygaz ASb	378,353	1,363,700

		1,363,700
HEALTH CARE PROVIDERS & SERVICES — 0.18%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	625,892	508,373

		508,373
HOTELS, RESTAURANTS & LEISURE — 0.36%
NET Holding ASa,b	920,394	1,012,346

		1,012,346
HOUSEHOLD DURABLES — 3.00%
Arcelik AS	1,191,992	7,709,140

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 29, 2016

Security	Shares	Value
Vestel Elektronik Sanayi ve Ticaret ASa,b	420,613	$737,369

		8,446,509
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.54%
Akenerji Elektrik Uretim ASa,b	1,100,991	327,898
Aksa Enerji Uretim ASa,b	775,684	656,291
Zorlu Enerji Elektrik Uretim ASa,b	945,002	530,900

		1,515,089
INDUSTRIAL CONGLOMERATES — 8.65%
Alarko Holding ASb	340,696	367,815
Dogan Sirketler Grubu Holding ASa,b	5,273,020	945,817
Enka Insaat ve Sanayi AS	2,620,802	4,239,689
KOC Holding ASb	3,195,237	13,992,951
Turkiye Sise ve Cam Fabrikalari AS	3,351,608	3,833,910
Yazicilar Holding ASb	241,581	964,754

		24,344,936
INSURANCE — 0.76%
Anadolu Anonim Turk Sigorta Sirketi	1,003,145	553,380
Anadolu Hayat Emeklilik ASb	414,260	771,094
AvivaSA Emeklilik ve Hayat AS	118,626	802,938

		2,127,412
MACHINERY — 0.48%
Otokar Otomotiv Ve Savunma Sanayi ASb	42,337	1,349,718

		1,349,718
MEDIA — 0.17%
Fenerbahce Futbol ASa,b	31,228	485,731

		485,731
METALS & MINING — 4.23%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	212,924	488,569
Eregli Demir ve Celik Fabrikalari TAS	7,056,008	8,238,537
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Ab	660,228	290,475
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	3,539,118	1,305,550
Koza Altin Isletmeleri AS	231,090	1,270,104
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	875,220	322,861

		11,916,096

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 5.76%
Tupras Turkiye Petrol Rafinerileri ASa	631,070	$16,210,306

		16,210,306
PERSONAL PRODUCTS — 0.26%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	689,792	726,023

		726,023
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.74%
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	341,436	410,213
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,576,010	8,361,346
Is Gayrimenkul Yatirim Ortakligi ASb	1,691,936	1,002,061
Torunlar Gayrimenkul Yatirim Ortakligi AS	627,820	745,786

		10,519,406
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Aksa Akrilik Kimya Sanayii AS	372,436	1,215,068

		1,215,068
TRANSPORTATION INFRASTRUCTURE — 1.73%
TAV Havalimanlari Holding AS	823,922	4,865,791

		4,865,791
WIRELESS TELECOMMUNICATION SERVICES — 5.91%
Turkcell Iletisim Hizmetleri AS	4,435,208	16,631,279

		16,631,279

TOTAL COMMON STOCKS
(Cost: $488,923,556)		281,035,544

SHORT-TERM INVESTMENTS — 13.52%

MONEY MARKET FUNDS — 13.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	35,963,691	35,963,691
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	1,825,116	1,825,116
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	254,366	254,366

		38,043,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,043,173)		38,043,173

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 113.38%
(Cost: $526,966,729)	$319,078,717
Other Assets, Less Liabilities — (13.38)%	(37,666,430)

NET ASSETS — 100.00%	$281,412,287

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.90%
B/E Aerospace Inc.	1,244	$54,263
Boeing Co. (The)	456	53,890
General Dynamics Corp.	392	53,418
Honeywell International Inc.	514	52,094
L-3 Communications Holdings Inc.	452	53,024
Lockheed Martin Corp.	248	53,516
Northrop Grumman Corp.	279	53,629
Raytheon Co.	426	52,760
Rockwell Collins Inc.	598	52,367
Textron Inc.	1,572	53,684
TransDigm Group Inc.[a]	248	52,968
United Technologies Corp.	582	56,233

		641,846
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	766	53,490
Expeditors International of Washington Inc.	1,196	54,753
FedEx Corp.	398	54,478
United Parcel Service Inc. Class B	550	53,102

		215,823
AIRLINES — 0.64%
American Airlines Group Inc.	1,320	54,120
Delta Air Lines Inc.	1,089	52,533
Southwest Airlines Co.	1,276	53,528
United Continental Holdings Inc.[a]	961	55,027

		215,208
AUTO COMPONENTS — 0.96%
Autoliv Inc.[b]	490	52,053
BorgWarner Inc.	1,659	54,216
Delphi Automotive PLC	827	55,144
Goodyear Tire & Rubber Co. (The)	1,802	54,276
Johnson Controls Inc.	1,502	54,763
Lear Corp.	531	53,817

		324,269
AUTOMOBILES — 0.65%
Ford Motor Co.	4,291	53,680
General Motors Co.	1,814	53,404
Harley-Davidson Inc.	1,262	54,481
Tesla Motors Inc.[a,b]	301	57,771

		219,336
BANKS — 2.99%
Bank of America Corp.	4,383	54,875

Security	Shares	Value
BB&T Corp.	1,660	$53,386
CIT Group Inc.	1,856	55,327
Citigroup Inc.	1,394	54,157
Citizens Financial Group Inc.	2,751	52,902
Comerica Inc.	1,569	53,001
Fifth Third Bancorp.	3,529	53,852
First Republic Bank/CA	892	54,894
Huntington Bancshares Inc./OH	6,189	54,154
JPMorgan Chase & Co.	950	53,485
KeyCorp	5,013	52,887
M&T Bank Corp.	503	51,583
People’s United Financial Inc.	3,625	52,961
PNC Financial Services Group Inc. (The)[c]	644	52,364
Regions Financial Corp.	7,040	52,941
Signature Bank/New York NYa	413	53,504
SunTrust Banks Inc.	1,575	52,258
U.S. Bancorp.	1,360	52,387
Wells Fargo & Co.	1,108	51,987

		1,012,905
BEVERAGES — 1.24%
Brown-Forman Corp. Class B	519	51,106
Coca-Cola Co. (The)	1,220	52,619
Coca-Cola Enterprises Inc.	1,087	52,730
Constellation Brands Inc. Class A	382	54,026
Dr Pepper Snapple Group Inc.	579	52,996
Molson Coors Brewing Co. Class B	623	53,123
Monster Beverage Corp.[a]	414	51,957
PepsiCo Inc.	535	52,334

		420,891
BIOTECHNOLOGY — 2.52%
AbbVie Inc.	961	52,480
Alexion Pharmaceuticals Inc.[a]	375	52,800
Alkermes PLC[a]	1,563	50,438
Alnylam Pharmaceuticals Inc.[a,b]	896	52,479
Amgen Inc.	363	51,648
Baxalta Inc.	1,356	52,233
Biogen Inc.[a]	203	52,662
BioMarin Pharmaceutical Inc.[a]	705	57,718
Celgene Corp.[a]	521	52,533
Gilead Sciences Inc.	603	52,612
Incyte Corp.[a]	740	54,390
Ionis Pharmaceuticals Inc.[a,b]	1,529	52,842
Medivation Inc.[a]	1,695	60,630
Regeneron Pharmaceuticals Inc.[a]	138	52,995

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
United Therapeutics Corp.[a]	417	$50,849
Vertex Pharmaceuticals Inc.[a]	625	53,431

		852,740
BUILDING PRODUCTS — 0.31%
Fortune Brands Home & Security Inc.	1,042	52,329
Masco Corp.	1,879	52,988

		105,317
CAPITAL MARKETS — 2.89%
Affiliated Managers Group Inc.[a]	413	57,279
Ameriprise Financial Inc.	639	53,644
Bank of New York Mellon Corp. (The)	1,520	53,793
BlackRock Inc.[c]	172	53,657
Charles Schwab Corp. (The)	2,209	55,336
E*TRADE Financial Corp.[a]	2,351	55,155
Eaton Vance Corp. NVS	1,863	53,859
Franklin Resources Inc.	1,525	54,671
Goldman Sachs Group Inc. (The)	368	55,027
Invesco Ltd.	2,023	54,095
Legg Mason Inc.	1,922	54,892
Morgan Stanley	2,248	55,526
Northern Trust Corp.	892	52,967
Raymond James Financial Inc.	1,227	53,792
SEI Investments Co.	1,390	53,056
State Street Corp.	958	52,479
T Rowe Price Group Inc.	787	54,390
TD Ameritrade Holding Corp.	1,918	54,816

		978,434
CHEMICALS — 3.43%
Air Products & Chemicals Inc.	406	53,783
Airgas Inc.	377	53,353
Albemarle Corp.	1,012	56,895
Ashland Inc.	577	54,982
Axalta Coating Systems Ltd.[a]	2,147	55,736
Celanese Corp. Series A	908	54,789
CF Industries Holdings Inc.	1,659	60,487
Dow Chemical Co. (The)	1,134	55,124
Eastman Chemical Co.	847	54,335
Ecolab Inc.	532	54,557
EI du Pont de Nemours & Co.	906	55,148
FMC Corp.	1,454	54,729
International Flavors & Fragrances Inc.	515	53,194
LyondellBasell Industries NV Class A	692	55,505
Monsanto Co.	616	55,434
Mosaic Co. (The)	2,186	58,257

Security	Shares	Value
PPG Industries Inc.	559	$53,960
Praxair Inc.	525	53,440
Sherwin-Williams Co. (The)	211	57,075
Westlake Chemical Corp.	1,299	56,013
WR Grace & Co.[a]	784	53,892

		1,160,688
COMMERCIAL SERVICES & SUPPLIES — 1.12%
ADT Corp. (The)	1,334	53,854
Cintas Corp.	643	54,005
Republic Services Inc.	1,160	53,012
Stericycle Inc.[a]	476	54,231
Tyco International PLC	1,576	55,444
Waste Connections Inc.	878	54,146
Waste Management Inc.	947	52,890

		377,582
COMMUNICATIONS EQUIPMENT — 1.14%
Cisco Systems Inc.	2,040	53,407
F5 Networks Inc.[a]	571	54,913
Harris Corp.	715	55,785
Juniper Networks Inc.	2,170	53,599
Motorola Solutions Inc.	753	55,338
Palo Alto Networks Inc.[a]	418	60,522
QUALCOMM Inc.	1,057	53,685

		387,249
CONSTRUCTION & ENGINEERING — 0.64%
Chicago Bridge & Iron Co. NV	1,558	52,255
Fluor Corp.	1,157	53,268
Jacobs Engineering Group Inc.[a]	1,394	53,878
Quanta Services Inc.[a,b]	2,850	57,827

		217,228
CONSTRUCTION MATERIALS — 0.33%
Martin Marietta Materials Inc.	385	54,909
Vulcan Materials Co.	563	55,472

		110,381
CONSUMER FINANCE — 0.96%
Ally Financial Inc.[a]	3,115	54,762
American Express Co.	967	53,746
Capital One Financial Corp.	811	53,307
Discover Financial Services	1,147	53,244
Navient Corp.	5,204	56,359
Synchrony Financial[a]	1,937	52,202

		323,620
CONTAINERS & PACKAGING — 1.14%
Avery Dennison Corp.	833	54,245

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
Ball Corp.	807	$53,448
Crown Holdings Inc.[a]	1,151	53,924
International Paper Co.	1,559	55,656
Packaging Corp. of America	1,163	56,405
Sealed Air Corp.	1,209	55,288
WestRock Co.	1,636	55,248

		384,214
DISTRIBUTORS — 0.32%
Genuine Parts Co.	581	52,377
LKQ Corp.[a]	2,036	56,194

		108,571
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	1,606	52,805

		52,805
DIVERSIFIED FINANCIAL SERVICES — 1.42%
Berkshire Hathaway Inc. Class Ba	408	54,741
CME Group Inc./IL	580	53,035
Intercontinental Exchange Inc.	221	52,700
Leucadia National Corp.	3,611	52,179
McGraw Hill Financial Inc.	607	54,472
Moody’s Corp.	613	54,435
MSCI Inc.	733	51,691
Nasdaq Inc.	844	53,417
Voya Financial Inc.	1,861	54,639

		481,309
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.97%
AT&T Inc.	1,450	53,577
CenturyLink Inc.	1,822	55,735
Frontier Communications Corp.	10,490	56,751
Level 3 Communications Inc.[a]	1,108	53,793
SBA Communications Corp. Class Aa	575	54,562
Verizon Communications Inc.	1,053	53,419

		327,837
ELECTRIC UTILITIES — 2.18%
American Electric Power Co. Inc.	849	52,426
Duke Energy Corp.	712	52,887
Edison International	820	55,891
Entergy Corp.	725	52,352
Eversource Energy	954	51,802
Exelon Corp.	1,709	53,817
FirstEnergy Corp.	1,613	53,987
NextEra Energy Inc.	459	51,785
OGE Energy Corp.	2,009	49,984
Pepco Holdings Inc.	2,013	52,700

Security	Shares	Value
Pinnacle West Capital Corp.	763	$52,517
PPL Corp.	1,477	51,680
Southern Co. (The)	1,085	52,275
Xcel Energy Inc.	1,338	52,905

		737,008
ELECTRICAL EQUIPMENT — 0.96%
Acuity Brands Inc.	270	56,546
AMETEK Inc.	1,170	54,299
Eaton Corp. PLC	942	53,421
Emerson Electric Co.	1,100	53,713
Rockwell Automation Inc.	519	54,023
Sensata Technologies Holding NVa	1,552	52,939

		324,941
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.43%
Amphenol Corp. Class A	1,022	54,237
Arrow Electronics Inc.[a]	944	53,959
Avnet Inc.	1,305	53,701
CDW Corp./DE	1,376	54,462
Corning Inc.	2,926	53,546
Flextronics International Ltd.[a]	5,042	54,756
FLIR Systems Inc.	1,711	52,973
TE Connectivity Ltd.	931	52,992
Trimble Navigation Ltd.[a]	2,341	54,452

		485,078
ENERGY EQUIPMENT & SERVICES — 1.60%
Baker Hughes Inc.	1,254	53,759
Cameron International Corp.[a]	811	53,169
Core Laboratories NV	517	54,254
FMC Technologies Inc.[a]	2,202	54,015
Halliburton Co.	1,661	53,617
Helmerich & Payne Inc.	1,043	55,248
National Oilwell Varco Inc.	1,860	54,442
Oceaneering International Inc.	1,942	53,638
Schlumberger Ltd.	739	53,001
Weatherford International PLC[a]	8,708	55,731

		540,874
FOOD & STAPLES RETAILING — 1.27%
Costco Wholesale Corp.	354	53,111
CVS Health Corp.	551	53,541
Kroger Co. (The)	1,374	54,836
Rite Aid Corp.[a]	6,712	53,360
Sysco Corp.	1,242	54,810
Wal-Mart Stores Inc.	802	53,205
Walgreens Boots Alliance Inc.	677	53,442

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
Whole Foods Market Inc.	1,730	$54,166

		430,471
FOOD PRODUCTS — 2.55%
Archer-Daniels-Midland Co.	1,577	55,132
Bunge Ltd.	1,072	53,300
Campbell Soup Co.	875	54,031
ConAgra Foods Inc.	1,271	53,458
General Mills Inc.	906	53,318
Hershey Co. (The)	593	53,898
Hormel Foods Corp.	1,223	51,990
JM Smucker Co. (The)	430	54,855
Kellogg Co.	719	53,220
Keurig Green Mountain Inc.	582	53,509
Kraft Heinz Co. (The)	732	56,379
McCormick & Co. Inc./MD	574	53,531
Mead Johnson Nutrition Co.	731	53,919
Mondelez International Inc. Class A	1,337	54,189
Tyson Foods Inc. Class A	823	53,289
WhiteWave Foods Co. (The)[a]	1,406	54,440

		862,458
GAS UTILITIES — 0.31%
AGL Resources Inc.	825	53,336
Atmos Energy Corp.	756	52,474

		105,810
HEALTH CARE EQUIPMENT & SUPPLIES — 2.68%
Abbott Laboratories	1,388	53,771
Baxter International Inc.	1,390	54,919
Becton Dickinson and Co.	364	53,672
Boston Scientific Corp.[a]	3,091	52,485
Cooper Companies Inc. (The)	378	54,039
CR Bard Inc.	278	53,482
DENTSPLY International Inc.	1,625	99,060
Edwards Lifesciences Corp.[a]	613	53,331
Hologic Inc.[a]	1,550	53,677
Intuitive Surgical Inc.[a]	97	54,617
Medtronic PLC	703	54,405
ResMed Inc.	919	52,300
St. Jude Medical Inc.	987	52,992
Stryker Corp.	539	53,835
Varian Medical Systems Inc.[a,b]	688	53,815
Zimmer Biomet Holdings Inc.	570	55,182

		905,582
HEALTH CARE PROVIDERS & SERVICES — 3.00%
Aetna Inc.	497	53,989

Security	Shares	Value
AmerisourceBergen Corp.	610	$52,838
Anthem Inc.	406	53,060
Cardinal Health Inc.	656	53,595
Centene Corp.[a]	933	53,144
Cigna Corp.	387	54,029
DaVita HealthCare Partners Inc.[a]	829	54,689
Envision Healthcare Holdings Inc.[a]	2,373	52,182
Express Scripts Holding Co.[a]	777	54,685
HCA Holdings Inc.[a]	763	52,807
Henry Schein Inc.[a]	320	52,944
Humana Inc.	308	54,507
Laboratory Corp. of America Holdings[a]	484	53,163
McKesson Corp.	346	53,845
MEDNAX Inc.[a]	791	53,029
Patterson Companies Inc.	1,187	51,563
Quest Diagnostics Inc.	806	53,623
UnitedHealth Group Inc.	440	52,404
Universal Health Services Inc. Class B	486	53,640

		1,013,736
HEALTH CARE TECHNOLOGY — 0.32%
Cerner Corp.[a]	1,052	53,715
IMS Health Holdings Inc.[a]	2,052	52,901

		106,616
HOTELS, RESTAURANTS & LEISURE — 2.57%
Aramark	1,719	54,011
Carnival Corp.	1,108	53,140
Chipotle Mexican Grill Inc.[a]	102	51,934
Darden Restaurants Inc.	848	54,170
Hilton Worldwide Holdings Inc.	2,681	55,711
Las Vegas Sands Corp.	1,128	54,460
Marriott International Inc./MD Class A	804	54,793
McDonald’s Corp.	456	53,439
MGM Resorts International[a]	2,925	55,370
Norwegian Cruise Line Holdings Ltd.[a,b]	1,137	55,861
Royal Caribbean Cruises Ltd.	720	53,546
Starbucks Corp.	912	53,087
Starwood Hotels & Resorts Worldwide Inc.	798	55,150
Wyndham Worldwide Corp.	771	56,160
Wynn Resorts Ltd.[b]	669	55,179
Yum! Brands Inc.	745	53,990

		870,001

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 1.77%
DR Horton Inc.	2,026	$54,135
Garmin Ltd.	1,308	52,987
Harman International Industries Inc.	716	54,903
Jarden Corp.[a]	1,016	53,726
Leggett & Platt Inc.	1,205	53,815
Lennar Corp. Class A	1,299	54,480
Mohawk Industries Inc.[a]	320	57,514
Newell Rubbermaid Inc.	1,407	53,480
PulteGroup Inc.	3,107	53,409
Toll Brothers Inc.[a]	1,972	54,132
Whirlpool Corp.	357	55,449

		598,030
HOUSEHOLD PRODUCTS — 0.78%
Church & Dwight Co. Inc.	586	53,185
Clorox Co. (The)	414	52,338
Colgate-Palmolive Co.	793	52,053
Kimberly-Clark Corp.	405	52,771
Procter & Gamble Co. (The)	651	52,269

		262,616
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.49%
AES Corp./VA	5,563	54,517
Calpine Corp.[a]	4,365	54,825
NRG Energy Inc.	5,164	55,668

		165,010
INDUSTRIAL CONGLOMERATES — 0.63%
3M Co.	341	53,493
Danaher Corp.	611	54,544
General Electric Co.	1,824	53,151
Roper Technologies Inc.	306	51,387

		212,575
INSURANCE — 4.75%
Aflac Inc.	902	53,687
Alleghany Corp.[a]	117	54,286
Allstate Corp. (The)	836	53,053
American International Group Inc.	1,044	52,409
Aon PLC	567	54,029
Arch Capital Group Ltd.[a]	782	53,129
Arthur J Gallagher & Co.	1,335	53,200
Assurant Inc.	759	53,965
Axis Capital Holdings Ltd.	1,002	53,817
Chubb Ltd.	461	53,259
Cincinnati Financial Corp.	849	53,606

Security	Shares	Value
Everest Re Group Ltd.	286	$53,233
FNF Group	1,643	54,186
Hartford Financial Services Group Inc. (The)	1,287	54,208
Lincoln National Corp.	1,486	54,284
Loews Corp.	1,460	53,071
Markel Corp.[a]	62	53,116
Marsh & McLennan Companies Inc.	933	53,228
MetLife Inc.	1,387	54,870
PartnerRe Ltd.	381	53,443
Principal Financial Group Inc.	1,443	54,560
Progressive Corp. (The)	1,669	53,275
Prudential Financial Inc.	825	54,524
RenaissanceRe Holdings Ltd.	465	52,638
Torchmark Corp.	1,028	52,654
Travelers Companies Inc. (The)	494	53,115
Unum Group	1,914	54,606
Willis Towers Watson PLC	476	53,940
WR Berkley Corp.	1,032	53,148
XL Group PLC	1,540	52,945

		1,607,484
INTERNET & CATALOG RETAIL — 0.96%
Amazon.com Inc.[a]	96	53,042
Expedia Inc.	512	53,304
Liberty Interactive Corp. QVC Group Series Aa	2,123	53,882
Netflix Inc.[a]	598	55,859
Priceline Group Inc. (The)[a]	42	53,139
TripAdvisor Inc.[a]	878	54,963

		324,189
INTERNET SOFTWARE & SERVICES — 1.44%
Akamai Technologies Inc.[a]	987	53,268
Alphabet Inc. Class Aa	37	26,537
Alphabet Inc. Class Ca	40	27,911
eBay Inc.[a]	2,256	53,693
Facebook Inc. Class Aa	505	53,995
LinkedIn Corp. Class Aa	459	53,790
Twitter Inc.[a,b]	2,912	52,765
VeriSign Inc.[a,b]	646	54,580
Yahoo! Inc.[a]	1,738	55,251
Zillow Group Inc. Class Ca,b	2,566	55,426

		487,216
IT SERVICES — 3.19%
Accenture PLC Class A	535	53,639
Alliance Data Systems Corp.[a]	258	54,214

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
Automatic Data Processing Inc.	628	$53,185
Cognizant Technology Solutions Corp. Class Aa	956	54,473
Fidelity National Information Services Inc.	910	53,008
Fiserv Inc.[a,b]	548	52,405
FleetCor Technologies Inc.[a]	422	53,885
Gartner Inc.[a]	654	53,890
Global Payments Inc.	880	53,636
International Business Machines Corp.	403	52,805
MasterCard Inc. Class A	618	53,717
Paychex Inc.	1,036	53,240
PayPal Holdings Inc.[a,b]	1,502	57,286
Sabre Corp.	1,956	53,105
Teradata Corp.[a,b]	2,172	54,191
Total System Services Inc.	1,254	54,649
Vantiv Inc. Class Aa	1,046	54,434
Visa Inc. Class A	740	53,569
Western Union Co. (The)	2,969	54,214
Xerox Corp.	5,600	53,816

		1,077,361
LEISURE PRODUCTS — 0.48%
Hasbro Inc.	715	54,247
Mattel Inc.	1,667	54,211
Polaris Industries Inc.	615	54,064

		162,522
LIFE SCIENCES TOOLS & SERVICES — 0.95%
Agilent Technologies Inc.	1,451	54,195
Illumina Inc.[a,b]	355	53,335
Mettler-Toledo International Inc.[a]	168	52,905
Quintiles Transnational Holdings Inc.[a]	851	53,366
Thermo Fisher Scientific Inc.	411	53,097
Waters Corp.[a,b]	444	53,418

		320,316
MACHINERY — 2.56%
AGCO Corp.	1,141	56,468
Caterpillar Inc.	823	55,717
Cummins Inc.	546	53,273
Deere & Co.	691	55,404
Dover Corp.	894	54,337
Flowserve Corp.	1,265	53,155
Illinois Tool Works Inc.	562	52,969
Ingersoll-Rand PLC	998	55,449

Security	Shares	Value
PACCAR Inc.	1,035	$53,303
Parker-Hannifin Corp.	529	53,535
Pentair PLC	1,116	53,244
Snap-on Inc.	369	53,383
Stanley Black & Decker Inc.	569	53,492
WABCO Holdings Inc.[a]	569	53,657
Wabtec Corp./DE	790	55,774
Xylem Inc./NY	1,428	53,422

		866,582
MEDIA — 3.03%
Cablevision Systems Corp. Class A	1,646	53,544
CBS Corp. Class B NVS	1,135	54,911
Charter Communications Inc. Class Aa,b	306	54,945
Comcast Corp. Class A	926	53,458
Discovery Communications Inc. Class Aa,b	756	18,900
Discovery Communications Inc. Class C NVS[a]	1,387	34,190
DISH Network Corp. Class Aa	1,157	54,529
Interpublic Group of Companies Inc. (The)	2,493	53,325
Liberty Global PLC Series Aa	426	15,694
Liberty Global PLC Series C NVS[a,b]	1,031	37,075
Liberty Media Corp. Class Aa	500	17,810
Liberty Media Corp. Class Ca	1,089	38,006
News Corp. Class A	4,894	52,953
Omnicom Group Inc.	694	54,000
Scripps Networks Interactive Inc. Class A	918	54,382
Sirius XM Holdings Inc.[a,b]	14,762	54,915
TEGNA Inc.	2,187	53,888
Time Warner Cable Inc.	281	53,632
Time Warner Inc.	806	53,357
Twenty-First Century Fox Inc. Class A	1,449	39,152
Twenty-First Century Fox Inc. Class B	520	14,123
Viacom Inc. Class B NVS	1,440	53,064
Walt Disney Co. (The)	559	53,396

		1,023,249
METALS & MINING — 0.65%
Alcoa Inc.	6,248	55,795
Freeport-McMoRan Inc.[b]	7,361	56,164
Newmont Mining Corp.	2,099	54,217

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
Nucor Corp.	1,370	$53,896

		220,072
MULTI-UTILITIES — 2.02%
Alliant Energy Corp.	775	52,661
Ameren Corp.	1,146	53,805
CenterPoint Energy Inc.	2,868	53,431
CMS Energy Corp.	1,335	52,813
Consolidated Edison Inc.	740	51,807
Dominion Resources Inc./VA	752	52,580
DTE Energy Co.	621	52,238
PG&E Corp.	931	52,816
Public Service Enterprise Group Inc.	1,223	52,173
SCANA Corp.	807	52,471
Sempra Energy	539	52,019
TECO Energy Inc.	1,942	53,347
WEC Energy Group Inc.	929	52,349

		684,510
MULTILINE RETAIL — 0.96%
Dollar General Corp.	719	53,386
Dollar Tree Inc.[a]	652	52,323
Kohl’s Corp.	1,186	55,351
Macy’s Inc.	1,260	54,444
Nordstrom Inc.	1,048	53,783
Target Corp.	720	56,484

		325,771
OIL, GAS & CONSUMABLE FUELS — 5.43%
Anadarko Petroleum Corp.	1,510	57,305
Antero Resources Corp.[a,b]	2,337	53,400
Apache Corp.	1,407	53,860
Cabot Oil & Gas Corp.	2,767	55,700
California Resources Corp.	72	41
Cheniere Energy Inc.[a]	1,747	62,455
Chevron Corp.	628	52,400
Cimarex Energy Co.	618	51,931
Columbia Pipeline Group Inc.	3,142	57,027
Concho Resources Inc.[a,b]	586	52,881
ConocoPhillips	1,619	54,771
Continental Resources Inc./OKa	2,949	68,358
Devon Energy Corp.	2,818	55,458
EOG Resources Inc.	783	50,691
EQT Corp.	960	53,510
Exxon Mobil Corp.	656	52,578
Hess Corp.	1,271	55,416
HollyFrontier Corp.	1,754	59,320
Kinder Morgan Inc./DE	3,059	55,337

Security	Shares	Value
Marathon Oil Corp.	7,581	$62,240
Marathon Petroleum Corp.	1,686	57,746
Murphy Oil Corp.	3,296	56,625
Noble Energy Inc.	1,783	52,599
Occidental Petroleum Corp.	776	53,404
ONEOK Inc.	2,501	60,024
Phillips 66	678	53,826
Pioneer Natural Resources Co.	446	53,756
Plains GP Holdings LP Class A	7,780	59,128
Range Resources Corp.[b]	2,357	55,932
Southwestern Energy Co.[a,b]	8,038	46,460
Spectra Energy Corp.	1,864	54,429
Tesoro Corp.	706	56,960
Valero Energy Corp.	927	55,694
Williams Companies Inc. (The)	3,416	54,622

		1,835,884
PERSONAL PRODUCTS — 0.31%
Edgewell Personal Care Co.	697	53,285
Estee Lauder Companies Inc. (The) Class A	581	53,063

		106,348
PHARMACEUTICALS — 1.86%
Allergan PLC[a]	187	54,251
Bristol-Myers Squibb Co.	870	53,879
Eli Lilly & Co.	725	52,200
Endo International PLC[a]	1,061	44,360
Jazz Pharmaceuticals PLC[a]	437	53,130
Johnson & Johnson	512	53,868
Mallinckrodt PLC[a]	816	53,065
Merck & Co. Inc.	1,054	52,921
Mylan NVa	1,141	51,425
Perrigo Co. PLC	427	53,909
Pfizer Inc.	1,779	52,783
Zoetis Inc.	1,270	52,146

		627,937
PROFESSIONAL SERVICES — 1.13%
Dun & Bradstreet Corp. (The)	569	54,504
Equifax Inc.	517	54,223
IHS Inc. Class Aa	523	54,387
ManpowerGroup Inc.	698	54,053
Nielsen Holdings PLC	1,094	55,072
Robert Half International Inc.	1,368	53,885
Verisk Analytics Inc. Class Aa	784	57,107

		383,231

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.56%
American Capital Agency Corp.	2,931	$52,963
American Tower Corp.	605	55,781
Annaly Capital Management Inc.	5,308	53,770
AvalonBay Communities Inc.	313	53,723
Boston Properties Inc.[b]	472	53,874
Brixmor Property Group Inc.	2,269	53,163
Camden Property Trust	717	53,589
Crown Castle International Corp.	617	53,371
Digital Realty Trust Inc.	658	52,028
Duke Realty Corp.	2,597	53,706
Equinix Inc.	182	55,272
Equity Residential	722	53,782
Essex Property Trust Inc.	255	53,366
Extra Space Storage Inc.	620	50,933
Federal Realty Investment Trust[b]	362	53,598
General Growth Properties Inc.	1,993	54,847
HCP Inc.	1,866	55,196
Host Hotels & Resorts Inc.	3,624	55,483
Iron Mountain Inc.	1,821	53,501
Kimco Realty Corp.	1,982	53,019
Liberty Property Trust	1,850	53,428
Macerich Co. (The)	679	53,695
Mid-America Apartment Communities Inc.	579	52,075
Prologis Inc.	1,406	54,075
Public Storage	210	52,393
Realty Income Corp.[b]	893	52,276
Regency Centers Corp.	758	53,500
Simon Property Group Inc.	281	53,314
SL Green Realty Corp.	601	52,996
UDR Inc.	1,556	53,417
Ventas Inc.[b]	998	55,559
VEREIT Inc.	6,823	54,720
Vornado Realty Trust	605	52,248
Welltower Inc.	878	55,999
Weyerhaeuser Co.	2,198	57,104

		1,881,764
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.47%
CBRE Group Inc. Class Aa	2,066	52,497
Jones Lang LaSalle Inc.	512	52,260
Realogy Holdings Corp.[a]	1,717	54,892

		159,649
ROAD & RAIL — 1.10%
AMERCO	158	54,164

Security	Shares	Value
CSX Corp.	2,186	$52,770
Hertz Global Holdings Inc.[a]	6,168	52,428
JB Hunt Transport Services Inc.	700	53,403
Kansas City Southern	643	52,540
Norfolk Southern Corp.	721	52,756
Union Pacific Corp.	675	53,230

		371,291
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.59%
Analog Devices Inc.	1,036	54,898
Applied Materials Inc.	2,879	54,327
Broadcom Ltd.	416	55,732
Intel Corp.	1,850	54,742
KLA-Tencor Corp.	811	54,937
Lam Research Corp.	762	55,855
Linear Technology Corp.	1,237	53,958
Marvell Technology Group Ltd.	5,755	54,960
Maxim Integrated Products Inc.	1,626	55,056
Microchip Technology Inc.	1,250	55,612
Micron Technology Inc.[a]	5,080	54,000
NVIDIA Corp.	1,686	52,873
Qorvo Inc.[a]	1,284	57,883
Skyworks Solutions Inc.	851	56,549
Texas Instruments Inc.	1,019	54,027
Xilinx Inc.	1,100	51,942

		877,351
SOFTWARE — 3.77%
Activision Blizzard Inc.	1,734	54,916
Adobe Systems Inc.[a]	640	54,496
ANSYS Inc.[a]	616	51,140
Autodesk Inc.[a]	1,072	55,465
CA Inc.	1,823	53,396
CDK Global Inc.	1,237	55,529
Citrix Systems Inc.[a]	767	54,189
Electronic Arts Inc.[a]	876	56,274
Fortinet Inc.[a]	2,007	56,999
Intuit Inc.	547	52,862
Microsoft Corp.	1,041	52,966
NetSuite Inc.[a,b]	953	57,580
Nuance Communications Inc.[a]	2,837	55,350
Oracle Corp.	1,458	53,625
Red Hat Inc.[a]	816	53,326
salesforce.com inc.[a]	847	57,384
ServiceNow Inc.[a,b]	1,005	55,265
Splunk Inc.[a]	1,512	65,923

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Security	Shares	Value
Symantec Corp.	2,725	$52,620
Synopsys Inc.[a]	1,201	53,745
Tableau Software Inc. Class Aa	1,305	59,573
VMware Inc. Class Aa,b	1,095	55,287
Workday Inc. Class Aa,b	943	57,004

		1,274,914
SPECIALTY RETAIL — 3.36%
Advance Auto Parts Inc.	361	53,587
AutoNation Inc.[a,b]	1,058	54,455
AutoZone Inc.[a,b]	70	54,220
Bed Bath & Beyond Inc.[a,b]	1,122	53,800
Best Buy Co. Inc.	1,724	55,840
CarMax Inc.[a,b]	1,172	54,217
Dick’s Sporting Goods Inc.	1,318	55,975
Foot Locker Inc.	805	50,313
GameStop Corp. Class Ab	1,810	55,784
Gap Inc. (The)	1,955	54,056
Home Depot Inc. (The)	428	53,123
L Brands Inc.	635	53,842
Lowe’s Companies Inc.	785	53,011
O’Reilly Automotive Inc.[a]	206	53,626
Ross Stores Inc.	963	52,946
Signet Jewelers Ltd.	532	57,669
Staples Inc.	5,743	54,271
Tiffany & Co.	827	53,738
TJX Companies Inc. (The)	733	54,315
Tractor Supply Co.	628	53,110
Ulta Salon Cosmetics & Fragrance Inc.[a]	335	55,339

		1,137,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.30%
Apple Inc.	563	54,437
EMC Corp./MA	2,108	55,082
Hewlett Packard Enterprise Co.	4,071	54,022
HP Inc.	5,169	55,257
NetApp Inc.	2,191	54,424
SanDisk Corp.	791	57,158
Seagate Technology PLC	1,717	53,845
Western Digital Corp.	1,246	54,238

		438,463
TEXTILES, APPAREL & LUXURY GOODS — 1.48%
Coach Inc.	1,442	56,151
Hanesbrands Inc.	2,013	57,350
lululemon athletica Inc.[a]	879	55,140

Security	Shares	Value
Michael Kors Holdings Ltd.[a]	973	$55,120
NIKE Inc. Class B	898	55,308
PVH Corp.	686	54,297
Ralph Lauren Corp.	593	53,821
Under Armour Inc. Class Aa,b	662	55,403
VF Corp.	867	56,450

		499,040
THRIFTS & MORTGAGE FINANCE — 0.15%
New York Community Bancorp. Inc.	3,463	52,395

		52,395
TOBACCO — 0.47%
Altria Group Inc.	866	53,320
Philip Morris International Inc.	579	52,706
Reynolds American Inc.	1,055	53,204

		159,230
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Fastenal Co.	1,196	54,167
United Rentals Inc.[a]	1,069	55,128
WW Grainger Inc.	245	53,141

		162,436
WATER UTILITIES — 0.15%
American Water Works Co. Inc.	799	51,791

		51,791
WIRELESS TELECOMMUNICATION SERVICES — 0.35%
Sprint Corp.[a,b]	18,065	62,144
T-Mobile U.S. Inc.[a]	1,472	54,611

		116,755

TOTAL COMMON STOCKS
(Cost: $36,401,602)		33,774,047

SHORT-TERM INVESTMENTS — 5.54%

MONEY MARKET FUNDS — 5.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,752,852	1,752,852
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	88,955	88,955
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	34,278	34,278

		1,876,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,876,085)		1,876,085

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 105.40%
(Cost: $38,277,687)	$35,650,132
Other Assets, Less Liabilities — (5.40)%	(1,827,978)

NET ASSETS — 100.00%	$33,822,154

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Brazil Capped ETF	iShares MSCI Chile Capped ETF	iShares MSCI Colombia Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,970,510,477	$225,916,377	$23,021,564
Affiliated (Note 2)	34,520	627,776	336,962

Total cost of investments	$1,970,544,997	$226,544,153	$23,358,526

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,807,726,466	$244,406,199	$17,183,061
Affiliated (Note 2)	34,520	627,776	336,962

Total fair value of investments	1,807,760,986	245,033,975	17,520,023
Foreign currency, at value[b]	11,296,410	—	979
Receivables:
Investment securities sold	—	3,198,525	361,943
Dividends and interest	10,274,813	110	6,094

Total Assets	1,829,332,209	248,232,610	17,889,039

LIABILITIES
Payables:
Investment securities purchased	—	3,160,247	495,886
Collateral for securities on loan (Note 1)	—	—	320,977
Investment advisory fees (Note 2)	903,775	112,202	7,388

Total Liabilities	903,775	3,272,449	824,251

NET ASSETS	$1,828,428,434	$244,960,161	$17,064,788

Net assets consist of:
Paid-in capital	$4,699,567,311	$434,315,124	$31,365,481
Undistributed (distributions in excess of) net investment income	8,527,855	224,801	(38,067)
Accumulated net realized loss	(2,716,602,751)	(208,069,586)	(8,423,823)
Net unrealized appreciation (depreciation)	(163,063,981)	18,489,822	(5,838,803)

NET ASSETS	$1,828,428,434	$244,960,161	$17,064,788

Shares outstanding[c]	88,600,000	7,350,000	1,550,000

Net asset value per share	$20.64	$33.33	$11.01

[a]	Securities on loan with values of $ —, $ — and $294,176, respectively. See Note 1.
[b]	Cost of foreign currency: $11,284,802, $ — and $990, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 200 million and 25 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Israel Capped ETF	iShares MSCI Russia Capped ETF	iShares MSCI South Africa ETF

ASSETS
Investments, at cost:
Unaffiliated	$136,776,284	$340,286,951	$470,701,525
Affiliated (Note 2)	15,987,633	215,365	2,778,950

Total cost of investments	$152,763,917	$340,502,316	$473,480,475

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$116,693,607	$217,375,880	$294,100,338
Affiliated (Note 2)	15,987,633	215,365	2,778,950

Total fair value of investments	132,681,240	217,591,245	296,879,288
Foreign currency, at value[b]	199,838	—	258,424
Receivables:
Investment securities sold	2,132,087	6,641,249	6,272,680
Due from custodian (Note 4)	59,852	—	—
Dividends and interest	169,388	23,067	143,464
Capital shares sold	—	—	8,375

Total Assets	135,242,405	224,255,561	303,562,231

LIABILITIES
Payables:
Investment securities purchased	2,262,895	7,020,409	5,977,199
Collateral for securities on loan (Note 1)	15,936,468	—	2,685,340
Investment advisory fees (Note 2)	56,025	105,562	143,612

Total Liabilities	18,255,388	7,125,971	8,806,151

NET ASSETS	$116,987,017	$217,129,590	$294,756,080

Net assets consist of:
Paid-in capital	$191,261,545	$416,584,319	$613,261,799
Distributions in excess of net investment income	(234,960)	(472,822)	(2,057,367)
Accumulated net realized loss	(53,957,618)	(76,065,097)	(139,836,943)
Net unrealized depreciation	(20,081,950)	(122,916,810)	(176,611,409)

NET ASSETS	$116,987,017	$217,129,590	$294,756,080

Shares outstanding[c]	2,550,000	19,300,000	6,500,000

Net asset value per share	$45.88	$11.25	$45.35

[a]	Securities on loan with values of $15,280,746, $ — and $2,488,371, respectively. See Note 1.
[b]	Cost of foreign currency: $199,141, $ — and $268,646, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 1 billion and 400 million, respectively.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

ASSETS
Investments, at cost:
Unaffiliated	$488,923,556	$36,293,591
Affiliated (Note 2)	38,043,173	1,984,096

Total cost of investments	$526,966,729	$38,277,687

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$281,035,544	$33,668,026
Affiliated (Note 2)	38,043,173	1,982,106

Total fair value of investments	319,078,717	35,650,132
Foreign currency, at value[b]	151,596	—
Receivables:
Investment securities sold	—	2,296,720
Interest	123,035	61,030
Tax reclaims	—	58

Total Assets	319,353,348	38,007,940

LIABILITIES
Payables:
Investment securities purchased	—	2,339,968
Collateral for securities on loan (Note 1)	37,788,807	1,841,807
Capital shares redeemed	8,014	—
Investment advisory fees (Note 2)	144,240	4,011

Total Liabilities	37,941,061	4,185,786

NET ASSETS	$281,412,287	$33,822,154

Net assets consist of:
Paid-in capital	$598,250,647	$38,253,901
Undistributed (distributions in excess of) net investment income	(41,752)	19,736
Accumulated net realized loss	(108,912,505)	(1,823,928)
Net unrealized depreciation	(207,884,103)	(2,627,555)

NET ASSETS	$281,412,287	$33,822,154

Shares outstanding[c]	7,400,000	850,000

Net asset value per share	$38.03	$39.79

[a]	Securities on loan with values of $35,278,147 and $1,796,332, respectively. See Note 1.
[b]	Cost of foreign currency: $147,687 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Brazil Capped ETF	iShares MSCI Chile Capped ETF	iShares MSCI Colombia Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$37,943,014	$1,184,157	$164,164
Interest — affiliated (Note 2)	1,062	291	16
Securities lending income — affiliated — net (Note 2)	—	—	8,185

Total investment income	37,944,076	1,184,448	172,365

EXPENSES
Investment advisory fees (Note 2)	5,911,859	697,236	43,554
Commitment fees (Note 7)	—	—	29

Total expenses	5,911,859	697,236	43,583

Net investment income	32,032,217	487,212	128,782

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(190,137,413)	(27,150,782)	(1,284,184)
Foreign currency transactions	(2,140,588)	(3,907)	(30,418)

Net realized loss	(192,278,001)	(27,154,689)	(1,314,602)

Net change in unrealized appreciation/depreciation on:
Investments	(171,304,144)	12,092,103	455,092
Translation of assets and liabilities in foreign currencies	1,151,856	(104)	491

Net change in unrealized appreciation/depreciation	(170,152,288)	12,091,999	455,583

Net realized and unrealized loss	(362,430,289)	(15,062,690)	(859,019)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(330,398,072)	$(14,575,478)	$(730,237)

[a]	Net of foreign withholding tax of $3,713,368, $281,139 and $739, respectively.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Israel Capped ETF	iShares MSCI Russia Capped ETF	iShares MSCI South Africa ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$953,336	$2,082,879	$3,823,568
Interest — affiliated (Note 2)	111	403	176
Securities lending income — affiliated — net (Note 2)	125,204	—	13,795

Total investment income	1,078,651	2,083,282	3,837,539

EXPENSES
Investment advisory fees (Note 2)	367,262	683,281	1,055,741

Total expenses	367,262	683,281	1,055,741

Net investment income	711,389	1,400,001	2,781,798

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,025,687)	(20,619,245)	(20,014,032)
In-kind redemptions — unaffiliated	617,400	(355,705)	(23,500,996)
Foreign currency transactions	13,685	(49,995)	19,240

Net realized loss	(15,394,602)	(21,024,945)	(43,495,788)

Net change in unrealized appreciation/depreciation on:
Investments	6,870,001	3,806,539	(47,407,636)
Translation of assets and liabilities in foreign currencies	5,261	2,231	3,240

Net change in unrealized appreciation/depreciation	6,875,262	3,808,770	(47,404,396)

Net realized and unrealized loss	(8,519,340)	(17,216,175)	(90,900,184)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,807,951)	$(15,816,174)	$(88,118,386)

[a]	Net of foreign withholding tax of $256,958, $365,462 and $647,990, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$456,520	$437,768
Dividends — affiliated (Note 2)	—	2,010
Interest — affiliated (Note 2)	139	28
Securities lending income — affiliated — net (Note 2)	859,913	12,178

Total investment income	1,316,572	451,984

EXPENSES
Investment advisory fees (Note 2)	1,036,836	31,814

Total expenses	1,036,836	31,814

Net investment income	279,736	420,170

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,277,896)	(421,149)
Investments — affiliated (Note 2)	—	1,152
In-kind redemptions — unaffiliated	(35,560,462)	706,633
In-kind redemptions — affiliated (Note 2)	—	2,534
Foreign currency transactions	(1,363)	—

Net realized gain (loss)	(40,839,721)	289,170

Net change in unrealized appreciation/depreciation on:
Investments	37,489,741	(2,849,597)
Translation of assets and liabilities in foreign currencies	8,732	—

Net change in unrealized appreciation/depreciation	37,498,473	(2,849,597)

Net realized and unrealized loss	(3,341,248)	(2,560,427)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,061,512)	$(2,140,257)

[a]	Net of foreign withholding tax of $70,154 and $94, respectively.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Capped ETF		iShares MSCI Chile Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,032,217	$101,434,362	$487,212	$4,543,461
Net realized loss	(192,278,001)	(723,367,404)	(27,154,689)	(29,660,599)
Net change in unrealized appreciation/depreciation	(170,152,288)	(2,274,062,591)	12,091,999	(38,551,723)

Net decrease in net assets resulting from operations	(330,398,072)	(2,895,995,633)	(14,575,478)	(63,668,861)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,462,447)	(96,651,627)	(695,435)	(4,099,138)

Total distributions to shareholders	(20,462,447)	(96,651,627)	(695,435)	(4,099,138)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	418,447,221	2,005,630,203	137,550,746	172,176,839
Cost of shares redeemed	(228,293,317)	(2,473,533,229)	(111,856,047)	(222,371,918)

Net increase (decrease) in net assets from capital share transactions	190,153,904	(467,903,026)	25,694,699	(50,195,079)

INCREASE (DECREASE) IN NET ASSETS	(160,706,615)	(3,460,550,286)	10,423,786	(117,963,078)

NET ASSETS
Beginning of period	1,989,135,049	5,449,685,335	234,536,375	352,499,453

End of period	$1,828,428,434	$1,989,135,049	$244,960,161	$234,536,375

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,527,855	$(3,041,915)	$224,801	$433,024

SHARES ISSUED AND REDEEMED
Shares sold	18,950,000	49,050,000	4,050,000	4,200,000
Shares redeemed	(10,850,000)	(70,200,000)	(3,450,000)	(5,550,000)

Net increase (decrease) in shares outstanding	8,100,000	(21,150,000)	600,000	(1,350,000)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Colombia Capped ETF		iShares MSCI Israel Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$128,782	$444,783	$711,389	$3,084,931
Net realized gain (loss)	(1,314,602)	(7,063,182)	(15,394,602)	3,551,272
Net change in unrealized appreciation/depreciation	455,583	(8,758,897)	6,875,262	(10,073,032)

Net decrease in net assets resulting from operations	(730,237)	(15,377,296)	(7,807,951)	(3,436,829)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(81,951)	(438,777)	(1,343,265)	(2,707,351)
Return of capital	—	(7,256)	—	—

Total distributions to shareholders	(81,951)	(446,033)	(1,343,265)	(2,707,351)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,626,320	11,677,734	102,960,611	155,183,874
Cost of shares redeemed	—	(6,999,421)	(103,107,246)	(144,400,134)

Net increase (decrease) in net assets from capital share transactions	3,626,320	4,678,313	(146,635)	10,783,740

INCREASE (DECREASE) IN NET ASSETS	2,814,132	(11,145,016)	(9,297,851)	4,639,560

NET ASSETS
Beginning of period	14,250,656	25,395,672	126,284,868	121,645,308

End of period	$17,064,788	$14,250,656	$116,987,017	$126,284,868

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(38,067)	$(84,898)	$(234,960)	$396,916

SHARES ISSUED AND REDEEMED
Shares sold	350,000	750,000	2,100,000	2,900,000
Shares redeemed	—	(450,000)	(2,050,000)	(2,800,000)

Net increase in shares outstanding	350,000	300,000	50,000	100,000

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Russia Capped ETF		iShares MSCI South Africa ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,400,001	$8,597,464	$2,781,798	$8,757,656
Net realized loss	(21,024,945)	(29,489,877)	(43,495,788)	(1,560,353)
Net change in unrealized appreciation/depreciation	3,808,770	(57,254,526)	(47,404,396)	(101,934,812)

Net decrease in net assets resulting from operations	(15,816,174)	(78,146,939)	(88,118,386)	(94,737,509)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,883,243)	(10,822,184)	(5,140,299)	(9,092,367)

Total distributions to shareholders	(6,883,243)	(10,822,184)	(5,140,299)	(9,092,367)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,243,231	110,271,226	130,193,892	193,254,026
Cost of shares redeemed	(2,326,529)	(100,165,085)	(115,525,398)	(303,473,517)

Net increase (decrease) in net assets from capital share transactions	28,916,702	10,106,141	14,668,494	(110,219,491)

INCREASE (DECREASE) IN NET ASSETS	6,217,285	(78,862,982)	(78,590,191)	(214,049,367)

NET ASSETS
Beginning of period	210,912,305	289,775,287	373,346,271	587,395,638

End of period	$217,129,590	$210,912,305	$294,756,080	$373,346,271

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(472,822)	$5,010,420	$(2,057,367)	$301,134

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	8,450,000	2,500,000	2,900,000
Shares redeemed	(250,000)	(7,400,000)	(2,500,000)	(4,700,000)

Net increase (decrease) in shares outstanding	2,450,000	1,050,000	—	(1,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey ETF		iShares MSCI USA Equal Weighted ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$279,736	$10,937,802	$420,170	$960,400
Net realized gain (loss)	(40,839,721)	(25,265,900)	289,170	3,191,069
Net change in unrealized appreciation/depreciation	37,498,473	(161,936,105)	(2,849,597)	(3,583,310)

Net increase (decrease) in net assets resulting from operations	(3,061,512)	(176,264,203)	(2,140,257)	568,159

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(91,579)	(10,891,320)	(545,089)	(949,728)

Total distributions to shareholders	(91,579)	(10,891,320)	(545,089)	(949,728)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,331,745	224,563,809	4,129,796	32,136,610
Cost of shares redeemed	(111,990,915)	(181,550,574)	(12,254,161)	(34,514,668)

Net increase (decrease) in net assets from capital share transactions	(86,659,170)	43,013,235	(8,124,365)	(2,378,058)

DECREASE IN NET ASSETS	(89,812,261)	(144,142,288)	(10,809,711)	(2,759,627)

NET ASSETS
Beginning of period	371,224,548	515,366,836	44,631,865	47,391,492

End of period	$281,412,287	$371,224,548	$33,822,154	$44,631,865

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(41,752)	$(229,909)	$19,736	$144,655

SHARES ISSUED AND REDEEMED
Shares sold	650,000	4,150,000	100,000	750,000
Shares redeemed	(2,950,000)	(3,700,000)	(300,000)	(800,000)

Net increase (decrease) in shares outstanding	(2,300,000)	450,000	(200,000)	(50,000)

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$24.71	$53.61	$42.52	$52.61	$65.00	$68.07

Income from investment operations:
Net investment income[a]	0.38	1.00	1.56	1.59	1.73	2.24
Net realized and unrealized gain (loss)[b]	(4.22)	(28.87)	11.08	(10.32)	(12.64)	(1.69)

Total from investment operations	(3.84)	(27.87)	12.64	(8.73)	(10.91)	0.55

Less distributions from:
Net investment income	(0.23)	(1.03)	(1.55)	(1.36)	(0.56)	(3.62)
Return of capital	—	—	—	—	(0.92)	—

Total distributions	(0.23)	(1.03)	(1.55)	(1.36)	(1.48)	(3.62)

Net asset value, end of period	$20.64	$24.71	$53.61	$42.52	$52.61	$65.00

Total return	(15.52)%[c]	(52.49)%	30.33%	(16.85)%	(16.79)%	0.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,828,428	$1,989,135	$5,449,685	$4,983,630	$7,370,617	$11,332,121
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	3.48%	2.73%	3.37%	3.02%	2.92%	3.08%
Portfolio turnover rate[e]	15%	63%	54%	56%	7%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 3%, 48%, 11%, 20%, 6% and 11%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$34.75	$43.52	$47.70	$60.31	$67.11	$67.37

Income from investment operations:
Net investment income[a]	0.07	0.66	0.69	0.68	0.97	0.95
Net realized and unrealized loss[b]	(1.38)	(8.81)	(4.18)	(12.58)	(6.80)	(0.23)

Total from investment operations	(1.31)	(8.15)	(3.49)	(11.90)	(5.83)	0.72

Less distributions from:
Net investment income	(0.11)	(0.62)	(0.69)	(0.68)	(0.92)	(0.98)
Return of capital	—	—	—	(0.03)	(0.05)	(0.00)[c]

Total distributions	(0.11)	(0.62)	(0.69)	(0.71)	(0.97)	(0.98)

Net asset value, end of period	$33.33	$34.75	$43.52	$47.70	$60.31	$67.11

Total return	(3.75)%[d]	(18.85)%	(7.40)%	(19.87)%	(8.68)%	0.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$244,960	$234,536	$352,499	$364,890	$548,797	$708,018
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.45%	1.64%	1.49%	1.12%	1.55%	1.30%
Portfolio turnover rate[f]	56%	71%	91%	34%	48%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 2%, 10%, 11%, 16%, 20% and 12%, respectively. See Note 4.

See notes to financial statements.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Colombia Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Jun. 18, 2013[a] to Aug. 31, 2013
Net asset value, beginning of period	$11.88	$28.22	$25.98	$25.28

Income from investment operations:
Net investment income[b]	0.10	0.46 [c]	0.67	0.03
Net realized and unrealized gain (loss)[d]	(0.90)	(16.34)	2.24	0.67

Total from investment operations	(0.80)	(15.88)	2.91	0.70

Less distributions from:
Net investment income	(0.07)	(0.45)	(0.63)	—
Net realized gain	—	—	(0.03)	—
Return of capital	—	(0.01)	(0.01)	—

Total distributions	(0.07)	(0.46)	(0.67)	—

Net asset value, end of period	$11.01	$11.88	$28.22	$25.98

Total return	(6.83)%[e]	(56.73)%	11.44%	2.77%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,065	$14,251	$25,396	$18,188
Ratio of expenses to average net assets[f]	0.61%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets[f]	1.80%	2.60%	2.54%	0.61%
Portfolio turnover rate[g]	8%	86%	34%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a distribution from Ecopetrol SA. Excluding such distribution, the net investment income would have been $0.33 per share and 1.87% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014 and for the period ended August 31, 2013 were 8%, 49%, 33% and 2%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$50.51	$50.69	$42.85	$37.25	$45.89	$49.41

Income from investment operations:
Net investment income[a]	0.30	1.23	0.87	0.95	1.12	1.39
Net realized and unrealized gain (loss)[b]	(4.29)	(0.34)	7.95	5.68	(8.66)	(3.18)

Total from investment operations	(3.99)	0.89	8.82	6.63	(7.54)	(1.79)

Less distributions from:
Net investment income	(0.64)	(1.07)	(0.98)	(1.03)	(1.07)	(1.73)
Return of capital	—	—	—	—	(0.03)	—

Total distributions	(0.64)	(1.07)	(0.98)	(1.03)	(1.10)	(1.73)

Net asset value, end of period	$45.88	$50.51	$50.69	$42.85	$37.25	$45.89

Total return	(7.97)%[c]	1.80%	20.67%	17.82%	(16.52)%	(4.26)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$116,987	$126,285	$121,645	$70,710	$68,912	$78,018
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	1.24%	2.45%	1.74%	2.20%	2.75%	2.49%
Portfolio turnover rate[e]	33%	14%	15%	14%	20%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Russia Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Nov. 9, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$12.52	$18.34	$19.84	$21.15	$25.13	$25.00

Income from investment operations:
Net investment income[b]	0.08	0.47	0.63	0.62	0.50	0.45
Net realized and unrealized gain (loss)[c]	(0.97)	(5.63)	(2.00)	(1.35)	(4.00)	0.03

Total from investment operations	(0.89)	(5.16)	(1.37)	(0.73)	(3.50)	0.48

Less distributions from:
Net investment income	(0.38)	(0.66)	(0.13)	(0.58)	(0.48)	(0.35)

Total distributions	(0.38)	(0.66)	(0.13)	(0.58)	(0.48)	(0.35)

Net asset value, end of period	$11.25	$12.52	$18.34	$19.84	$21.15	$25.13

Total return	(7.07)%[d]	(27.57)%	(7.00)%	(3.40)%	(13.75)%	1.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$217,130	$210,912	$289,775	$310,511	$147,026	$111,835
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.58%
Ratio of net investment income to average net assets[e]	1.32%	3.33%	3.14%	2.87%	2.22%	1.99%
Portfolio turnover rate[f]	11%	19%	15%	14%	16%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$57.44	$70.77	$58.88	$64.65	$69.06	$58.74

Income from investment operations:
Net investment income[a]	0.43	1.28	1.57	1.32	2.10	1.65
Net realized and unrealized gain (loss)[b]	(11.68)	(13.24)	11.86	(5.31)	(4.41)	11.08

Total from investment operations	(11.25)	(11.96)	13.43	(3.99)	(2.31)	12.73

Less distributions from:
Net investment income	(0.84)	(1.37)	(1.54)	(1.78)	(2.10)	(2.41)

Total distributions	(0.84)	(1.37)	(1.54)	(1.78)	(2.10)	(2.41)

Net asset value, end of period	$45.35	$57.44	$70.77	$58.88	$64.65	$69.06

Total return	(19.65)%[c]	(17.07)%	23.13%	(6.35)%	(3.17)%	21.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$294,756	$373,346	$587,396	$547,569	$471,922	$504,102
Ratio of expenses to average net assets[d]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[d]	1.69%	1.94%	2.40%	2.08%	3.26%	2.38%
Portfolio turnover rate[e]	7%	9%	6%	5%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$38.27	$55.72	$49.00	$56.13	$47.73	$60.81

Income from investment operations:
Net investment income[a]	0.03	1.13 [b]	0.85	1.07	0.86	0.84
Net realized and unrealized gain (loss)[c]	(0.26)	(17.49)	6.75	(7.08)	8.70	(12.59)

Total from investment operations	(0.23)	(16.36)	7.60	(6.01)	9.56	(11.75)

Less distributions from:
Net investment income	(0.01)	(1.09)	(0.88)	(1.12)	(1.16)	(1.33)

Total distributions	(0.01)	(1.09)	(0.88)	(1.12)	(1.16)	(1.33)

Net asset value, end of period	$38.03	$38.27	$55.72	$49.00	$56.13	$47.73

Total return	(0.60)%[d]	(29.69)%	15.52%	(11.05)%	20.37%	(19.74)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$281,412	$371,225	$515,367	$436,076	$561,284	$448,677
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	0.17%	2.31%[b]	1.64%	1.67%	1.75%	1.30%
Portfolio turnover rate[f]	2%	6%	8%	9%	9%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Turkcell Iletisim Hizmetleri AS. Excluding such special distribution, the net investment income would have been $0.76 per share and 1.55% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$42.51	$43.08	$35.26	$30.31	$26.17	$22.44

Income from investment operations:
Net investment income[a]	0.41	0.80	0.71	0.69	0.59	0.51
Net realized and unrealized gain (loss)[b]	(2.61)	(0.57)	8.01	4.96	3.94	3.73

Total from investment operations	(2.20)	0.23	8.72	5.65	4.53	4.24

Less distributions from:
Net investment income	(0.52)	(0.80)	(0.90)	(0.70)	(0.39)	(0.51)

Total distributions	(0.52)	(0.80)	(0.90)	(0.70)	(0.39)	(0.51)

Net asset value, end of period	$39.79	$42.51	$43.08	$35.26	$30.31	$26.17

Total return	(5.23)%[c]	0.48%	24.98%	18.85%	17.44%	18.89%

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,822	$44,632	$47,391	$179,830	$145,470	$5,233
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.98%	1.82%	1.82%	2.10%	2.04%	1.90%
Portfolio turnover rate[e]	14%	39%	6%	5%	6%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil Capped	Non-diversified
MSCI Chile Capped	Non-diversified
MSCI Colombia Capped	Non-diversified
MSCI Israel Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Russia Capped	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA Equal Weighted	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Brazil Capped
Investments:
Assets:
Common Stocks	$1,209,960,061	$—	$—	$1,209,960,061
Preferred Stocks	597,705,977	—	—	597,705,977
Rights	60,428	—	—	60,428
Money Market Funds	34,520	—	—	34,520

Total	$1,807,760,986	$—	$—	$1,807,760,986

MSCI Chile Capped
Investments:
Assets:
Common Stocks	$228,167,662	$—	$—	$228,167,662
Preferred Stocks	16,185,697	—	—	16,185,697
Rights	52,840	—	—	52,840
Money Market Funds	627,776	—	—	627,776

Total	$245,033,975	$—	$—	$245,033,975

MSCI Colombia Capped
Investments:
Assets:
Common Stocks	$12,097,587	$996,961	$—	$13,094,548
Preferred Stocks	4,088,513	—	—	4,088,513
Money Market Funds	336,962	—	—	336,962

Total	$16,523,062	$996,961	$—	$17,520,023

MSCI Israel Capped
Investments:
Assets:
Common Stocks	$116,693,607	$—	$—	$116,693,607
Money Market Funds	15,987,633	—	—	15,987,633

Total	$132,681,240	$—	$—	$132,681,240

MSCI Russia Capped
Investments:
Assets:
Common Stocks	$203,572,777	$—	$—	$203,572,777
Preferred Stocks	13,803,103	—	—	13,803,103
Money Market Funds	215,365	—	—	215,365

Total	$217,591,245	$—	$—	$217,591,245

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI South Africa
Investments:
Assets:
Common Stocks	$294,098,674	$—	$1,664	$294,100,338
Money Market Funds	2,778,950	—	—	2,778,950

Total	$296,877,624	$—	$1,664	$296,879,288

MSCI Turkey
Investments:
Assets:
Common Stocks	$281,035,544	$—	$—	$281,035,544
Money Market Funds	38,043,173	—	—	38,043,173

Total	$319,078,717	$—	$—	$319,078,717

MSCI USA Equal Weighted
Investments:
Assets:
Common Stocks	$33,774,047	$—	$—	$33,774,047
Money Market Funds	1,876,085	—	—	1,876,085

Total	$35,650,132	$—	$—	$35,650,132

The iShares MSCI Colombia Capped ETF had transfers from Level 1 to Level 2 during the six months ended February 29, 2016 in the amount of $630,070, due to a suspension of trading.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Colombia Capped
BMO Capital Markets	$9,656	$9,656	$—
BNP Paribas Prime Brokerage Inc.	78,690	78,690	—
Citigroup Global Markets Inc.	167,872	167,872	—
Morgan Stanley & Co. LLC	37,958	37,958	—

	$294,176	$294,176	$—

MSCI Israel Capped
Citigroup Global Markets Inc.	$3,389,882	$3,389,882	$—
Deutsche Bank Securities Inc.	197,915	197,915	—
Goldman Sachs & Co.	2,333,326	2,333,326	—
JPMorgan Clearing Corp.	70,184	70,184	—
State Street Bank & Trust Company	422,199	422,199	—
UBS Securities LLC	3,052,356	3,052,356	—
Wells Fargo Securities LLC	5,814,884	5,814,884	—

	$15,280,746	$15,280,746	$—

MSCI South Africa
Citigroup Global Markets Inc.	$1,247,416	$1,247,416	$—
Goldman Sachs & Co.	1,159,545	1,159,545	—
JPMorgan Clearing Corp.	19,594	19,594	—
Macquarie Capital (USA) Inc.	61,698	61,698	—
Morgan Stanley & Co. LLC	118	118	—

	$2,488,371	$2,488,371	$—

MSCI Turkey
Barclays Capital Inc.	$1,319,354	$1,319,354	$—
Citigroup Global Markets Inc.	880,667	880,667	—
Credit Suisse Securities (USA) LLC	2,108,288	2,108,288	—
Deutsche Bank Securities Inc.	5,249,687	5,249,687	—
Goldman Sachs & Co.	11,024,134	11,024,134	—
JPMorgan Clearing Corp.	259,523	259,523	—
Merrill Lynch, Pierce, Fenner & Smith	976,199	976,199	—
Morgan Stanley & Co. LLC	4,787,709	4,787,709	—
SG Americas Securities LLC	40,902	40,902	—
UBS Securities LLC	8,631,684	8,631,684	—

	$35,278,147	$35,278,147	$—

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI USA Equal Weighted
Barclays Capital Inc.	$78,441	$78,441	$—
Citigroup Global Markets Inc.	209,002	209,002	—
Credit Suisse Securities (USA) LLC	51,672	51,672	—
Deutsche Bank Securities Inc.	204,593	204,593	—
Goldman Sachs & Co.	277,140	277,140	—
HSBC Bank PLC	53,735	53,735	—
Merrill Lynch, Pierce, Fenner & Smith	162,303	162,303	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	262,129	262,129	—
SG Americas Securities LLC	24,166	24,166	—
State Street Bank & Trust Company	183,555	183,555	—
UBS Securities LLC	289,596	289,596	—

	$1,796,332	$1,796,332	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Brazil Capped, iShares MSCI Chile Capped, iShares MSCI Israel Capped, iShares MSCI Russia Capped, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia Capped	0.61%
MSCI USA Equal Weighted	0.15

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI Brazil Capped, iShares MSCI Chile Capped, iShares MSCI Colombia Capped, iShares MSCI Israel Capped, iShares MSCI Russia Capped, iShares MSCI South Africa and iShares MSCI Turkey ETF’s (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Colombia Capped	$1,839
MSCI Israel Capped	29,993
MSCI South Africa	3,712
MSCI Turkey	200,878
MSCI USA Equal Weighted	4,904

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Israel Capped	$347,058	$7,607,612
MSCI Russia Capped	777,584	638,528
MSCI South Africa	1,274,230	4,528,449
MSCI USA Equal Weighted	1,357,935	1,146,858

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA Equal Weighted
BlackRock Inc.	226	30	(84)	172	$53,657	$1,227	$2,363
PNC Financial Services Group Inc. (The)	776	151	(283)	644	52,364	783	1,323

					$106,021	$2,010	$3,686

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil Capped	$469,974,438	$278,730,811
MSCI Chile Capped	146,129,530	120,743,435
MSCI Colombia Capped	4,760,672	1,164,282
MSCI Israel Capped	36,976,945	37,298,229
MSCI Russia Capped	29,984,528	24,011,014
MSCI South Africa	24,192,934	22,156,856
MSCI Turkey	5,562,393	5,447,971
MSCI USA Equal Weighted	6,224,026	5,851,830

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Colombia Capped	$187,257	$—
MSCI Israel Capped	102,599,215	102,783,496
MSCI Russia Capped	18,680,540	1,710,531
MSCI South Africa	125,071,065	114,280,313
MSCI Turkey	25,295,955	111,799,583
MSCI USA Equal Weighted	4,110,856	12,238,332

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund, except for the iShares MSCI USA Equal Weighted ETF, each invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares MSCI USA Equal Weighted ETF, each invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Russia Capped ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Brazil Capped	$1,053,102,706	$—	$—	$198,226,310	$—	$1,251,329,016
MSCI Chile Capped	90,296,781	—	1,886,881	11,712,090	976,991	104,872,743
MSCI Colombia Capped	67,112	—	—	—	—	67,112
MSCI Israel Capped	14,619,675	—	784,479	10,801,191	7,130,249	33,335,594
MSCI Russia Capped	20,431,060	—	—	—	—	20,431,060
MSCI South Africa	33,347,782	972,024	15,339,464	14,856,365	6,137,142	70,652,777
MSCI Turkey	29,873,468	—	720,636	5,982,737	3,859,184	40,436,025
MSCI USA Equal Weighted	169,304	—	—	—	—	169,304

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Capped	$2,543,013,494	$330,643,783	$(1,065,896,291)	$(735,252,508)
MSCI Chile Capped	256,934,066	25,058,836	(36,958,927)	(11,900,091)
MSCI Colombia Capped	27,909,397	72,283	(10,461,657)	(10,389,374)
MSCI Israel Capped	153,608,108	1,441,394	(22,368,262)	(20,926,868)
MSCI Russia Capped	353,808,241	1,406,939	(137,623,935)	(136,216,996)
MSCI South Africa	483,506,138	524,280	(187,151,130)	(186,626,850)
MSCI Turkey	540,894,236	276,259	(222,091,778)	(221,815,519)
MSCI USA Equal Weighted	38,813,266	1,523,982	(4,687,116)	(3,163,134)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Colombia Capped ETF, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The terms of the credit agreement, as amended by the Board on September 17, 2015, became effective on October 28, 2015. Prior to this date, the maximum borrowing amount was $150 million and the commitment fee was 0.08% per annum on the unused portion of the credit agreement.

The Fund did not borrow under the credit agreement during the six months ended February 29, 2016.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil Capped	$0.232660	$—	$—	$0.232660	100%	—%	—%	100%
MSCI Chile Capped	0.114948	—	—	0.114948	100	—	—	100
MSCI Israel Capped	0.488643	—	0.151007	0.639650	76	—	24	100
MSCI Russia Capped	0.288468	—	0.088696	0.377164	76	—	24	100
MSCI South Africa	0.756211	—	0.086461	0.842672	90	—	10	100
MSCI USA Equal Weighted	0.492601	—	0.031877	0.524478	94	—	6	100

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI All Country World Minimum Volatility ETF | ACWV | NYSE Arca
➢	iShares MSCI Australia ETF | EWA | NYSE Arca
➢	iShares MSCI Canada ETF | EWC | NYSE Arca
➢	iShares MSCI Japan ETF | EWJ | NYSE Arca
➢	iShares MSCI Mexico Capped ETF | EWW | NYSE Arca
➢	iShares MSCI South Korea Capped ETF | EWY | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

Performance as of February 29, 2016

The iShares MSCI All Country World Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 3.86%, net of fees, while the total return for the Index was 3.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.05)%	(1.13)%	(1.39)%	(1.05)%	(1.13)%	(1.39)%
Since Inception	10.15%	10.17%	9.85%	52.54%	52.63%	50.75%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,038.60	$1.01	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR As of 2/29/16

Sector	Percentage of Total Investments*

Financials	18.59%
Health Care	16.46
Consumer Staples	15.45
Consumer Discretionary	10.43
Information Technology	9.29
Telecommunication Services	8.96
Utilities	8.72
Industrials	7.01
Materials	3.39
Energy	1.70

TOTAL	100.00%

TEN LARGEST COUNTRIES As of 2/29/16

Country	Percentage of Total Investments*

United States	58.14%
Japan	13.45
Canada	5.76
Taiwan	3.54
Switzerland	3.32
Hong Kong	3.21
China	2.87
United Kingdom	2.59
Singapore	1.23
Malaysia	0.95

TOTAL	95.06%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI AUSTRALIA ETF

Performance as of February 29, 2016

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.69%, net of fees, while the total return for the Index was -4.55%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(23.08)%	(23.12)%	(22.82)%	(23.08)%	(23.12)%	(22.82)%
5 Years	(3.03)%	(3.17)%	(2.68)%	(14.24)%	(14.87)%	(12.69)%
10 Years	3.44%	3.43%	3.54%	40.22%	40.10%	41.64%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$953.10	$2.33	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	52.07%
Materials	12.71
Consumer Staples	7.99
Health Care	7.00
Industrials	6.97
Energy	4.80
Utilities	2.81
Telecommunication Services	2.75
Consumer Discretionary	2.50
Information Technology	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Commonwealth Bank of Australia	11.25%
Westpac Banking Corp.	8.97
Australia & New Zealand Banking Group Ltd.	6.12
National Australia Bank Ltd.	5.97
BHP Billiton Ltd.	4.70
CSL Ltd.	4.48
Wesfarmers Ltd.	4.13
Woolworths Ltd.	2.73
Scentre Group	2.19
Transurban Group	2.16

TOTAL	52.70%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA ETF

Performance as of February 29, 2016

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.52%, net of fees, while the total return for the Index was -8.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.06)%	(21.21)%	(20.97)%	(21.06)%	(21.21)%	(20.97)%
5 Years	(6.33)%	(6.45)%	(6.17)%	(27.91)%	(28.37)%	(27.25)%
10 Years	1.17%	1.13%	1.39%	12.38%	11.87%	14.80%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$914.80	$2.29	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	40.88%
Energy	20.19
Materials	10.35
Industrials	7.88
Consumer Discretionary	6.46
Consumer Staples	5.43
Information Technology	2.72
Telecommunication Services	2.54
Health Care	2.27
Utilities	1.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Royal Bank of Canada	7.59%
Toronto-Dominion Bank (The)	7.19
Bank of Nova Scotia (The)	4.88
Canadian National Railway Co.	4.63
Suncor Energy Inc.	3.87
Bank of Montreal	3.55
Enbridge Inc.	3.24
Brookfield Asset Management Inc. Class A	2.71
Canadian Imperial Bank of Commerce/Canada	2.64
Manulife Financial Corp.	2.64

TOTAL	42.94%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI JAPAN ETF

Performance as of February 29, 2016

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -9.30%, net of fees, while the total return for the Index was -9.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(10.18)%	(10.57)%	(9.90)%	(10.18)%	(10.57)%	(9.90)%
5 Years	0.63%	0.42%	1.11%	3.17%	2.13%	5.66%
10 Years	(1.10)%	(0.98)%	(0.63)%	(10.50)%	(9.42)%	(6.17)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$907.00	$2.28	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Discretionary	21.05%
Industrials	19.51
Financials	17.76
Information Technology	10.20
Health Care	8.78
Consumer Staples	8.11
Telecommunication Services	5.98
Materials	5.15
Utilities	2.62
Energy	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Toyota Motor Corp.	5.51%
Mitsubishi UFJ Financial Group Inc.	2.14
SoftBank Group Corp.	1.84
KDDI Corp.	1.72
Japan Tobacco Inc.	1.70
Honda Motor Co. Ltd.	1.64
Takeda Pharmaceutical Co. Ltd.	1.45
Sumitomo Mitsui Financial Group Inc.	1.37
Mizuho Financial Group Inc.	1.33
NTT DOCOMO Inc.	1.25

TOTAL	19.95%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI Mexico Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.25%, net of fees, while the total return for the Index was -6.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.34)%	(17.63)%	(17.18)%	(17.34)%	(17.63)%	(17.18)%
5 Years	(2.84)%	(2.97)%	(3.02)%	(13.43)%	(13.99)%	(14.21)%
10 Years	4.03%	4.01%	3.55%	48.44%	48.12%	41.71%

Index performance through November 30, 2007 reflects the performance of the MSCI Mexico Index. Index performance beginning on December 1, 2007 through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$937.50	$2.31	$1,000.00	$1,022.50	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Consumer Staples	29.99%
Financials	21.20
Telecommunication Services	13.40
Industrials	12.99
Materials	11.55
Consumer Discretionary	10.46
Health Care	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

America Movil SAB de CV	12.61%
Fomento Economico Mexicano SAB de CV	9.82
Grupo Financiero Banorte SAB de CV	7.03
Grupo Televisa SAB	7.01
Wal-Mart de Mexico SAB de CV	6.85
Grupo Mexico SAB de CV Series B	4.26
Cemex SAB de CV CPO	3.91
Alfa SAB de CV	3.17
Fibra Uno Administracion SA de CV	3.10
Grupo Bimbo SAB de CV	2.91

TOTAL	60.67%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA CAPPED ETF

Performance as of February 29, 2016

The iShares MSCI South Korea Capped ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -1.18%, net of fees, while the total return for the Index was -1.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.38)%	(15.71)%	(16.19)%	(16.38)%	(15.71)%	(16.19)%
5 Years	(2.88)%	(2.99)%	(2.29)%	(13.58)%	(14.10)%	(10.96)%
10 Years	1.11%	0.97%	1.58%	11.67%	10.09%	16.92%

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.20	$3.16	$1,000.00	$1,021.70	$3.22	0.64%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Information Technology	32.78%
Consumer Discretionary	16.31
Financials	13.26
Industrials	11.35
Consumer Staples	9.22
Materials	8.46
Utilities	2.69
Energy	2.62
Health Care	2.32
Telecommunication Services	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Samsung Electronics Co. Ltd.	20.21%
Hyundai Motor Co.	3.74
SK Hynix Inc.	2.88
Hyundai Mobis Co. Ltd.	2.79
Shinhan Financial Group Co. Ltd.	2.67
NAVER Corp.	2.64
Korea Electric Power Corp.	2.49
Samsung Electronics Co. Ltd. (Preferred)	2.31
LG Chem Ltd.	2.30
POSCO	2.26

TOTAL	44.29%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.55%

BELGIUM — 0.08%
UCB SA	26,048	$1,937,587

		1,937,587
CANADA — 5.74%
Agnico Eagle Mines Ltd.	292,512	10,280,892
Bank of Montreal	126,016	6,944,555
Bank of Nova Scotia (The)	193,248	7,812,092
Barrick Gold Corp.	165,440	2,296,081
BCE Inc.	196,416	8,473,757
Canadian Imperial Bank of Commerce/Canada	90,816	6,030,488
Dollarama Inc.	154,880	9,005,130
Enbridge Inc.	32,736	1,154,919
Fairfax Financial Holdings Ltd.	12,320	6,505,517
First Capital Realty Inc.	140,800	2,037,266
Franco-Nevada Corp.	234,080	13,953,905
Goldcorp Inc.	831,424	11,931,849
H&R REIT	88,352	1,224,901
Intact Financial Corp.	176,352	10,968,298
RioCan REIT	139,392	2,638,425
Rogers Communications Inc. Class B	72,864	2,693,806
Royal Bank of Canada	107,360	5,474,203
Shaw Communications Inc. Class B	505,472	8,742,957
Silver Wheaton Corp.	401,632	6,327,201
TELUS Corp.	214,776	6,248,577
Thomson Reuters Corp.	184,096	6,736,777
Toronto-Dominion Bank (The)	31,680	1,226,179
TransCanada Corp.	38,016	1,393,396

		140,101,171
CHILE — 0.34%
Aguas Andinas SA Series A	3,173,632	1,653,796
Banco de Chile	31,114,336	3,188,229
Empresas COPEC SA	413,952	3,500,824

		8,342,849
CHINA — 2.85%
Agricultural Bank of China Ltd. Class H	5,632,000	1,854,121
ANTA Sports Products Ltd.[a]	1,056,000	2,387,361
Bank of China Ltd. Class H	5,632,000	2,107,614
Beijing Capital International Airport Co. Ltd. Class H	2,112,000	1,838,730

Security	Shares	Value
China Coal Energy Co. Ltd. Class Ha	2,816,000	$941,546
China Communications Services Corp. Ltd. Class H	3,520,000	1,416,845
China Construction Bank Corp. Class H	13,728,000	8,032,561
China Medical System Holdings Ltd.[a]	1,408,000	1,792,558
China Mobile Ltd.	880,000	9,302,290
China Petroleum & Chemical Corp. Class H	2,112,000	1,176,027
China Unicom Hong Kong Ltd.	1,408,000	1,604,249
CITIC Ltd.[a]	3,520,000	4,789,208
COSCO Pacific Ltd.	1,308,000	1,367,520
CSPC Pharmaceutical Group Ltd.[a]	3,520,000	2,802,004
Guangdong Investment Ltd.	4,224,000	5,133,234
Hanergy Thin Film Power Group Ltd.[a,b]	6,444,000	8
Hengan International Group Co. Ltd.[a]	528,000	4,179,240
Industrial & Commercial Bank of China Ltd. Class H	3,168,000	1,564,414
Jiangsu Expressway Co. Ltd. Class H	1,408,000	1,654,947
Shenzhou International Group Holdings Ltd.[a]	704,000	3,603,223
Sihuan Pharmaceutical Holdings Group Ltd.[a]	4,767,000	1,219,926
Sino Biopharmaceutical Ltd.	6,285,000	4,598,889
Sun Art Retail Group Ltd.[a]	3,168,000	1,914,778
Zhejiang Expressway Co. Ltd. Class H	2,112,000	1,871,322
Zijin Mining Group Co. Ltd. Class H	8,448,000	2,531,309

		69,683,924
COLOMBIA — 0.05%
Corp. Financiera Colombiana SA	8,096	92,692
Corp. Financiera Colombiana SA New[b]	774	8,568
Corp. Financiera Colombiana SA/CD	95,392	1,085,259

		1,186,519
CZECH REPUBLIC — 0.05%
Komercni Banka AS	6,688	1,246,161

		1,246,161

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
DENMARK — 0.12%
William Demant Holding A/Sa,b	34,144	$2,969,303

		2,969,303
GERMANY — 0.36%
Kabel Deutschland Holding AG	29,920	3,710,969
MAN SE	48,576	4,987,735

		8,698,704
HONG KONG — 3.20%
Cheung Kong Infrastructure Holdings Ltd.[a]	704,000	7,183,812
CLP Holdings Ltd.	1,936,000	16,879,921
Hang Seng Bank Ltd.[a]	880,000	14,870,084
HK Electric Investments & HK Electric Investments Ltd.[c]	4,224,000	3,530,796
HKT Trust & HKT Ltd.	3,520,000	4,870,688
Hong Kong & China Gas Co. Ltd.[a]	3,067,860	5,397,057
Link REIT	1,056,000	5,954,823
MTR Corp. Ltd.	1,936,000	8,950,342
Power Assets Holdings Ltd.	704,000	6,672,299
Yue Yuen Industrial Holdings Ltd.	1,056,000	3,754,866

		78,064,688
INDIA — 0.28%
Wipro Ltd. ADR	613,615	6,860,216

		6,860,216
INDONESIA — 0.42%
Bank Central Asia Tbk PT	3,414,400	3,440,700
Telekomunikasi Indonesia Persero Tbk PT	17,740,800	4,311,816
Unilever Indonesia Tbk PT	739,200	2,461,328

		10,213,844
IRELAND — 0.23%
Kerry Group PLC Class A	38,720	3,384,630
Ryanair Holdings PLC ADR	27,050	2,249,749

		5,634,379
ISRAEL — 0.70%
Azrieli Group Ltd.	34,144	1,240,773
Bank Hapoalim BM	228,448	1,119,378
Bank Leumi le-Israel BMa,b	456,192	1,525,667
Mizrahi Tefahot Bank Ltd.	186,560	2,063,486
NICE-Systems Ltd.	45,760	2,768,749
Teva Pharmaceutical Industries Ltd.	146,080	8,250,950

		16,969,003

Security	Shares	Value
JAPAN — 13.40%
ABC-Mart Inc.	35,200	$2,023,903
Ajinomoto Co. Inc.	54,000	1,323,508
ANA Holdings Inc.	1,760,000	4,978,676
Aozora Bank Ltd.	1,056,000	3,433,462
Astellas Pharma Inc.	387,200	5,570,878
Benesse Holdings Inc.	105,600	3,208,930
Canon Inc.	633,600	17,754,833
Chugai Pharmaceutical Co. Ltd.	35,200	1,044,695
East Japan Railway Co.	35,200	3,092,299
Eisai Co. Ltd.	70,400	4,339,696
FUJIFILM Holdings Corp.	70,400	2,639,493
Itochu Techno-Solutions Corp.	70,400	1,408,936
Japan Airlines Co. Ltd.	140,800	5,039,486
Japan Prime Realty Investment Corp.	1,056	4,336,266
Japan Real Estate Investment Corp.	1,056	6,371,083
Japan Retail Fund Investment Corp.	3,520	8,020,766
Kakaku.com Inc.	176,000	3,095,105
Kintetsu Group Holdings Co. Ltd.	352,000	1,509,351
Konami Holdings Corp.	35,200	854,156
Kyowa Hakko Kirin Co. Ltd.	352,000	5,248,425
Lawson Inc.	105,600	8,139,269
M3 Inc.	246,400	5,869,941
McDonald’s Holdings Co. Japan Ltd.[a]	105,600	2,458,621
Miraca Holdings Inc.	70,400	3,031,176
Mitsubishi Tanabe Pharma Corp.	281,600	5,056,950
Nagoya Railroad Co. Ltd.	704,000	3,367,973
Nippon Building Fund Inc.	1,056	6,258,817
Nippon Prologis REIT Inc.	2,112	4,479,405
Nippon Telegraph & Telephone Corp.	316,800	13,488,734
Nissin Foods Holdings Co. Ltd.	105,600	4,846,140
Nitori Holdings Co. Ltd.	105,600	8,111,203
Nomura Real Estate Master Fund Inc.	3,168	4,395,205
Nomura Research Institute Ltd.	153,500	5,242,458
NTT Data Corp.	35,200	1,761,949
NTT DOCOMO Inc.	774,400	18,122,504
Oracle Corp. Japan	35,200	1,721,409
Oriental Land Co. Ltd./Japan	105,600	7,230,852
Otsuka Corp.	70,400	3,480,239

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Otsuka Holdings Co. Ltd.	422,400	$14,920,122
Park24 Co. Ltd.	140,800	3,684,812
Recruit Holdings Co. Ltd.	176,000	5,223,477
Sankyo Co. Ltd.	35,200	1,292,616
Santen Pharmaceutical Co. Ltd.	492,800	7,566,090
Secom Co. Ltd.	176,000	12,534,786
Shimadzu Corp.	50,000	779,623
Shimamura Co. Ltd.	35,200	3,891,880
Shionogi & Co. Ltd.	35,200	1,507,792
Showa Shell Sekiyu KK	140,800	1,102,699
Suntory Beverage & Food Ltd.	176,000	7,460,997
Taisho Pharmaceutical Holdings Co. Ltd.	35,200	2,778,578
Takeda Pharmaceutical Co. Ltd.	563,200	26,799,089
Tobu Railway Co. Ltd.	1,408,000	7,334,698
Toho Co. Ltd./Tokyo	140,800	3,446,559
TonenGeneral Sekiyu KK	352,000	2,675,668
Toyo Suisan Kaisha Ltd.	70,400	2,522,862
Unicharm Corp.	105,600	2,297,706
United Urban Investment Corp.	3,520	5,532,208
USS Co. Ltd.	281,600	4,433,251
West Japan Railway Co.	176,000	10,303,504
Yamato Holdings Co. Ltd.	281,600	5,711,833
Yamazaki Baking Co. Ltd.	48,000	908,758

		327,066,400
MALAYSIA — 0.95%
Axiata Group Bhd[a]	2,519,600	3,547,213
Hong Leong Bank Bhd[a]	492,800	1,539,927
IHH Healthcare Bhd[a]	1,126,400	1,714,378
Malayan Banking Bhd[a]	1,760,000	3,561,855
Maxis Bhd[a]	2,393,600	3,483,670
Petronas Dagangan Bhd	246,400	1,447,344
Public Bank Bhd[a]	1,232,060	5,414,618
Telekom Malaysia Bhd[a]	1,548,800	2,430,934

		23,139,939
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	1,044,736	4,201,965

		4,201,965
PHILIPPINES — 0.39%
Aboitiz Equity Ventures Inc.	1,760,000	2,109,779
Bank of the Philippine Islands	1,056,009	1,859,953
BDO Unibank Inc.	2,136,640	4,448,525
Philippine Long Distance Telephone Co.	29,920	1,151,495

		9,569,752

Security	Shares	Value
POLAND — 0.05%
Polski Koncern Naftowy ORLEN SA	70,752	$1,130,956

		1,130,956
QATAR — 0.28%
Doha Bank QSC	120,285	1,382,757
Qatar Insurance Co. SAQ	56,871	1,226,308
Qatar National Bank SAQ	111,936	4,160,127

		6,769,192
SINGAPORE — 1.23%
Oversea-Chinese Banking Corp. Ltd.[a]	844,800	4,846,992
Singapore Airlines Ltd.	739,200	6,112,044
Singapore Press Holdings Ltd.[a]	1,439,500	3,807,145
Singapore Telecommunications Ltd.	4,892,800	12,975,112
StarHub Ltd.[a]	950,400	2,304,123

		30,045,416
SOUTH KOREA — 0.52%
Dongbu Insurance Co. Ltd.	53,504	2,920,288
Kia Motors Corp.	42,944	1,600,807
S-1 Corp.	25,344	1,881,280
Samsung Fire & Marine Insurance Co. Ltd.	11,616	2,846,000
Samsung Life Insurance Co. Ltd.	16,544	1,498,284
Yuhan Corp.	9,396	1,963,990

		12,710,649
SWITZERLAND — 3.31%
Chocoladefabriken Lindt & Sprungli AG Registered	96	6,614,458
Givaudan SA Registered	704	1,325,301
Kuehne + Nagel International AG Registered	11,264	1,470,201
Nestle SA Registered	349,536	24,600,877
Novartis AG Registered	179,520	12,914,265
Roche Holding AG	37,664	9,718,522
Schindler Holding AG Registered	28,160	4,800,771
Swiss Prime Site AG Registered	52,096	4,364,871
Swisscom AG Registered	30,272	14,868,536

		80,677,802
TAIWAN — 3.52%
Asia Cement Corp.	3,168,000	2,631,103
Asustek Computer Inc.	352,000	2,896,967
Chang Hwa Commercial Bank Ltd.	5,984,482	2,935,335

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Chicony Electronics Co. Ltd.	708,064	$1,544,735
Chunghwa Telecom Co. Ltd.	5,280,000	16,603,274
Delta Electronics Inc.	352,000	1,424,651
Far EasTone Telecommunications Co. Ltd.	2,112,000	4,416,948
First Financial Holding Co. Ltd.	11,968,932	5,582,524
Formosa Petrochemical Corp.	1,760,000	4,469,908
Foxconn Technology Co. Ltd.	704,462	1,388,489
Hon Hai Precision Industry Co. Ltd.	2,064,000	4,844,487
Hua Nan Financial Holdings Co. Ltd.	8,581,391	4,002,514
Lite-On Technology Corp.	2,112,782	2,438,168
Mega Financial Holding Co. Ltd.	7,392,000	4,871,353
Quanta Computer Inc.	704,000	1,190,563
Synnex Technology International Corp.	1,760,000	1,795,378
Taiwan Business Bank[b]	5,662,593	1,429,621
Taiwan Cooperative Financial Holding Co. Ltd.	9,598,316	4,086,909
Taiwan Mobile Co. Ltd.	2,112,000	6,514,203
Taiwan Semiconductor Manufacturing Co. Ltd.	2,112,000	9,469,427
WPG Holdings Ltd.	1,408,000	1,438,421

		85,974,978
THAILAND — 0.56%
Advanced Info Service PCL NVDR	1,327,700	6,353,434
Bangkok Dusit Medical Services PCL NVDR	4,006,900	2,429,106
BTS Group Holdings PCL NVDR	7,949,200	1,851,764
CP ALL PCL NVDR	2,600,900	3,157,141

		13,791,445
UNITED ARAB EMIRATES — 0.26%
DP World Ltd.	62,304	1,057,299
Emirates Telecommunications Group Co. PJSC	369,952	1,767,648
First Gulf Bank PJSC	447,392	1,553,000
National Bank of Abu Dhabi PJSC	865,568	1,932,361

		6,310,308
UNITED KINGDOM — 2.58%
AstraZeneca PLC	29,568	1,692,329
Auto Trader Group PLC[c]	1,000,736	5,062,491
Capita PLC	73,568	1,027,294

Security	Shares	Value
Compass Group PLC	378,752	$6,682,313
Fresnillo PLC	307,296	4,282,477
GlaxoSmithKline PLC	412,544	8,046,024
Inmarsat PLC	386,848	5,280,596
Next PLC	39,424	3,716,778
Randgold Resources Ltd.	122,451	11,066,505
Reckitt Benckiser Group PLC	93,632	8,559,853
Sky PLC	364,672	5,300,598
SSE PLC	58,432	1,127,817
TUI AG	73,568	1,099,061

		62,944,136
UNITED STATES — 57.91%
Abbott Laboratories	344,608	13,350,114
Accenture PLC Class A	24,992	2,505,698
Adobe Systems Inc.[b]	20,416	1,738,422
Alleghany Corp.[b]	16,896	7,839,406
Allergan PLC[b]	4,576	1,327,543
Altria Group Inc.	255,904	15,756,009
American Capital Agency Corp.	469,568	8,485,094
American Tower Corp.	71,456	6,588,243
American Water Works Co. Inc.	107,360	6,959,075
AmerisourceBergen Corp.	241,472	20,916,305
Annaly Capital Management Inc.	1,272,832	12,893,788
Arch Capital Group Ltd.[b]	164,736	11,192,164
AT&T Inc.	766,304	28,314,933
Automatic Data Processing Inc.	422,752	35,802,867
AutoZone Inc.[b]	33,088	25,628,972
AvalonBay Communities Inc.	112,288	19,273,112
Axis Capital Holdings Ltd.	134,816	7,240,967
Baxalta Inc.	37,602	1,448,429
Baxter International Inc.	165,792	6,550,442
Becton Dickinson and Co.	116,864	17,231,597
Berkshire Hathaway Inc. Class Bb	108,416	14,546,175
Bristol-Myers Squibb Co.	244,288	15,128,756
California Resources Corp.	1,504	845
Campbell Soup Co.	102,432	6,325,176
Cardinal Health Inc.	44,704	3,652,317
CH Robinson Worldwide Inc.	24,992	1,745,191
Chipotle Mexican Grill Inc.[b]	14,784	7,527,421
Church & Dwight Co. Inc.	176,000	15,973,760
Cisco Systems Inc.	151,360	3,962,605
Clorox Co. (The)	147,136	18,600,933
Coca-Cola Co. (The)	349,888	15,090,669
Colgate-Palmolive Co.	357,632	23,474,964
Consolidated Edison Inc.	374,880	26,245,349

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Costco Wholesale Corp.	32,384	$4,858,572
CR Bard Inc.	77,440	14,897,907
Crown Castle International Corp.	84,480	7,307,520
CVS Health Corp.	41,536	4,036,053
DaVita HealthCare Partners Inc.[b]	135,520	8,940,254
Dollar General Corp.	81,312	6,037,416
Dollar Tree Inc.[b]	93,280	7,485,720
Dominion Resources Inc./VA	252,032	17,622,077
Duke Energy Corp.	252,384	18,747,084
eBay Inc.[b]	80,960	1,926,848
Ecolab Inc.	21,472	2,201,954
Eli Lilly & Co.	223,168	16,068,096
Equity Residential	101,024	7,525,278
Essex Property Trust Inc.	11,264	2,357,330
Everest Re Group Ltd.	57,728	10,744,913
Eversource Energy	59,840	3,249,312
Express Scripts Holding Co.[b]	102,080	7,184,390
Exxon Mobil Corp.	265,760	21,300,664
Facebook Inc. Class Ab	107,712	11,516,567
Federal Realty Investment Trust	84,480	12,508,109
Gartner Inc.[b]	111,584	9,194,522
General Mills Inc.	599,104	35,257,270
Genuine Parts Co.	29,568	2,665,555
HCP Inc.[a]	115,808	3,425,601
Henry Schein Inc.[b]	111,232	18,403,334
Hershey Co. (The)	108,768	9,885,924
Home Depot Inc. (The)	41,536	5,155,448
Hormel Foods Corp.	114,752	4,878,108
Intel Corp.	60,896	1,801,913
International Business Machines Corp.	64,064	8,394,306
JB Hunt Transport Services Inc.	36,960	2,819,678
JM Smucker Co. (The)	64,416	8,217,549
Johnson & Johnson	336,512	35,404,428
Kellogg Co.	272,448	20,166,601
Kimberly-Clark Corp.	209,792	27,335,898
L Brands Inc.	28,160	2,387,686
Laboratory Corp. of America Holdings[b]	82,720	9,085,965
Lowe’s Companies Inc.	51,040	3,446,731
Markel Corp.[b]	2,464	2,110,933
Marsh & McLennan Companies Inc.	236,544	13,494,835
McCormick & Co. Inc./MD	151,008	14,083,006
McDonald’s Corp.	269,632	31,598,174

Security	Shares	Value
McKesson Corp.	39,424	$6,135,163
Merck & Co. Inc.	319,968	16,065,593
Microsoft Corp.	183,744	9,348,895
Motorola Solutions Inc.	174,240	12,804,898
Newmont Mining Corp.	478,720	12,365,338
NextEra Energy Inc.	28,864	3,256,436
Nordstrom Inc.	40,480	2,077,434
O’Reilly Automotive Inc.[b]	33,792	8,796,733
Occidental Petroleum Corp.	16,008	1,101,671
OGE Energy Corp.	45,408	1,129,751
PartnerRe Ltd.	64,768	9,085,007
Patterson Companies Inc.	109,824	4,770,755
Paychex Inc.	417,824	21,471,975
PayPal Holdings Inc.[b]	81,312	3,101,240
People’s United Financial Inc.	380,160	5,554,138
Pepco Holdings Inc.	149,248	3,907,313
PepsiCo Inc.	233,376	22,828,840
Pfizer Inc.	297,792	8,835,489
PG&E Corp.	288,640	16,374,547
Procter & Gamble Co. (The)	375,936	30,183,901
Public Storage	79,904	19,935,249
QUALCOMM Inc.	69,696	3,539,860
Realty Income Corp.[a]	76,736	4,492,125
RenaissanceRe Holdings Ltd.	58,432	6,614,502
Republic Services Inc.	278,784	12,740,429
Reynolds American Inc.	49,280	2,485,190
Ross Stores Inc.	47,872	2,632,003
SBA Communications Corp. Class Ab	105,952	10,053,785
SCANA Corp.	30,976	2,014,060
Sherwin-Williams Co. (The)	4,224	1,142,592
Simon Property Group Inc.	16,896	3,205,678
Southern Co. (The)	742,368	35,767,290
Starbucks Corp.	162,624	9,466,343
Stericycle Inc.[b]	72,160	8,221,189
Stryker Corp.	82,368	8,226,916
Synopsys Inc.[b]	199,936	8,947,136
Sysco Corp.	55,264	2,438,800
Target Corp.	229,504	18,004,589
TJX Companies Inc. (The)	249,568	18,492,989
Travelers Companies Inc. (The)	92,576	9,953,772
UDR Inc.	205,920	7,069,234
Ulta Salon Cosmetics & Fragrance Inc.[b]	26,752	4,419,163
United Parcel Service Inc. Class B	117,568	11,351,190

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
UnitedHealth Group Inc.	70,752	$8,426,563
Varian Medical Systems Inc.[b]	133,056	10,407,640
Ventas Inc.	89,408	4,977,343
Verizon Communications Inc.	535,040	27,142,579
VF Corp.	23,936	1,558,473
Visa Inc. Class A	108,768	7,873,716
Wal-Mart Stores Inc.	171,424	11,372,268
Waste Management Inc.	333,344	18,617,262
Waters Corp.[b]	17,248	2,075,107
WEC Energy Group Inc.	261,888	14,757,389
Wells Fargo & Co.	104,192	4,888,689
Welltower Inc.	169,664	10,821,170
WR Berkley Corp.	132,000	6,798,000
Xcel Energy Inc.	364,672	14,419,131

		1,413,591,401

TOTAL COMMON STOCKS
(Cost: $2,285,352,607)		2,429,832,687

PREFERRED STOCKS — 0.06%

COLOMBIA — 0.06%
Grupo Aval Acciones y Valores SA	4,351,776	1,468,500

		1,468,500

TOTAL PREFERRED STOCKS
(Cost: $2,244,465)		1,468,500

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	49,556,237	49,556,237
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	2,514,922	2,514,922
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	1,519,464	1,519,464

		53,590,623

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,590,623)		53,590,623

Value
TOTAL INVESTMENTS IN SECURITIES — 101.80%
(Cost: $2,341,187,695)	$2,484,891,810
Other Assets, Less Liabilities — (1.80)%	(44,047,893)

NET ASSETS — 100.00%	$2,440,843,917

ADR  —  American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.82%

AIRLINES — 0.18%
Qantas Airways Ltd.	782,891	$2,158,434

		2,158,434
BANKS — 32.65%
Australia & New Zealand Banking Group Ltd.	4,417,934	70,683,410
Bank of Queensland Ltd.	570,479	4,298,752
Bendigo & Adelaide Bank Ltd.	695,364	4,251,441
Commonwealth Bank of Australia	2,594,808	129,993,381
National Australia Bank Ltd.	3,990,679	68,949,785
Westpac Banking Corp.	5,049,543	103,690,788

		381,867,557
BEVERAGES — 1.11%
Coca-Cola Amatil Ltd.	869,559	5,285,412
Treasury Wine Estates Ltd.	1,121,950	7,733,055

		13,018,467
BIOTECHNOLOGY — 4.43%
CSL Ltd.	706,394	51,826,546

		51,826,546
CAPITAL MARKETS — 1.96%
Macquarie Group Ltd.	465,415	21,361,481
Platinum Asset Management Ltd.	356,336	1,511,807

		22,873,288
CHEMICALS — 0.94%
Incitec Pivot Ltd.	2,560,172	5,321,234
Orica Ltd.	562,019	5,720,265

		11,041,499
COMMERCIAL SERVICES & SUPPLIES — 1.83%
Brambles Ltd.	2,399,483	21,405,746

		21,405,746
CONSTRUCTION & ENGINEERING — 0.30%
CIMIC Group Ltd.	154,192	3,475,754

		3,475,754
CONSTRUCTION MATERIALS — 1.14%
Boral Ltd.	1,129,066	4,709,582
James Hardie Industries PLC	675,992	8,647,437

		13,357,019
CONTAINERS & PACKAGING — 1.51%
Amcor Ltd./Australia	1,760,434	17,616,034

		17,616,034
DIVERSIFIED FINANCIAL SERVICES — 1.15%
ASX Ltd.	294,398	8,837,807

Security	Shares	Value
Challenger Ltd./Australia	868,424	$4,664,444

		13,502,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.72%
Telstra Corp. Ltd.	6,502,608	24,383,561
TPG Telecom Ltd.	449,408	3,370,392
Vocus Communications Ltd.	686,544	4,020,985

		31,774,938
ELECTRIC UTILITIES — 0.24%
AusNet Services	2,663,648	2,787,178

		2,787,178
FOOD & STAPLES RETAILING — 6.79%
Wesfarmers Ltd.	1,711,304	47,779,663
Woolworths Ltd.	1,931,380	31,590,279

		79,369,942
GAS UTILITIES — 0.90%
APA Group	1,691,888	10,537,518

		10,537,518
HEALTH CARE EQUIPMENT & SUPPLIES — 0.54%
Cochlear Ltd.	86,843	6,357,210

		6,357,210
HEALTH CARE PROVIDERS & SERVICES — 1.94%
Healthscope Ltd.	2,633,643	4,665,077
Ramsay Health Care Ltd.	215,152	10,179,254
Sonic Healthcare Ltd.	595,924	7,823,240

		22,667,571
HOTELS, RESTAURANTS & LEISURE — 1.97%
Aristocrat Leisure Ltd.	822,144	5,872,163
Crown Resorts Ltd.	552,944	4,589,206
Flight Centre Travel Group Ltd.[a]	84,219	2,490,352
Tabcorp Holdings Ltd.	1,265,461	3,886,579
Tatts Group Ltd.	2,226,631	6,186,544

		23,024,844
INSURANCE — 5.96%
AMP Ltd.	4,495,908	17,083,596
Insurance Australia Group Ltd.	3,696,769	13,650,957
Medibank Pvt Ltd.	4,186,309	7,534,979
QBE Insurance Group Ltd.	2,083,908	15,732,719
Suncorp Group Ltd.	1,955,926	15,646,626

		69,648,877
IT SERVICES — 0.40%
Computershare Ltd.	712,385	4,630,271

		4,630,271

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 29, 2016

Security	Shares	Value
MEDIA — 0.25%
REA Group Ltd.	79,993	$2,968,163

		2,968,163
METALS & MINING — 8.97%
Alumina Ltd.	3,934,492	3,779,734
BHP Billiton Ltd.	4,880,577	54,276,275
Fortescue Metals Group Ltd.[a]	2,361,300	3,440,579
Iluka Resources Ltd.	635,778	3,056,123
Newcrest Mining Ltd.[b]	1,165,496	14,567,972
Rio Tinto Ltd.	644,722	18,548,645
South32 Ltd.[b]	8,088,931	7,221,899

		104,891,227
MULTI-UTILITIES — 1.64%
AGL Energy Ltd.	1,025,964	13,439,456
DUET Group	3,525,940	5,716,774

		19,156,230
MULTILINE RETAIL — 0.25%
Harvey Norman Holdings Ltd.	843,768	2,880,721

		2,880,721
OIL, GAS & CONSUMABLE FUELS — 4.74%
Caltex Australia Ltd.	409,950	10,699,160
Oil Search Ltd.	2,082,731	9,937,106
Origin Energy Ltd.	2,657,746	8,409,447
Santos Ltd.	2,547,481	6,022,672
Woodside Petroleum Ltd.	1,126,892	20,403,774

		55,472,159
PROFESSIONAL SERVICES — 0.47%
Seek Ltd.	496,655	5,505,500

		5,505,500
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.07%
Dexus Property Group	1,469,679	7,904,378
Goodman Group	2,691,797	12,477,778
GPT Group (The)	2,724,878	9,575,521
Mirvac Group	5,626,808	7,354,674
Scentre Group	8,091,117	25,254,581
Stockland	3,609,858	10,751,682
Vicinity Centres	5,118,097	11,368,919
Westfield Corp.	3,000,309	21,429,707

		106,117,240
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.67%
LendLease Group	838,330	7,802,067

		7,802,067
ROAD & RAIL — 1.31%
Asciano Ltd.	963,227	6,102,426

Security	Shares	Value
Aurizon Holdings Ltd.	3,187,219	$9,265,238

		15,367,664
TRANSPORTATION INFRASTRUCTURE — 2.79%
Sydney Airport	1,660,882	7,651,538
Transurban Group	3,083,004	24,993,104

		32,644,642

TOTAL COMMON STOCKS
(Cost: $1,642,633,259)		1,155,746,557

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	5,843,334	5,843,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	296,542	296,542
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	416,855	416,855

		6,556,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,556,731)		6,556,731

TOTAL INVESTMENTS IN SECURITIES — 99.38%
(Cost: $1,649,189,990)		1,162,303,288
Other Assets, Less Liabilities — 0.62%		7,240,537

NET ASSETS — 100.00%		$1,169,543,825

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 29, 2016

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	159	Mar. 2016	Sydney Futures	$13,837,987	$5,518

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 0.45%
Bombardier Inc. Class Ba	3,825,039	$2,993,165
CAE Inc.	531,548	5,854,640

		8,847,805
AUTO COMPONENTS — 1.78%
Linamar Corp.	96,682	4,218,150
Magna International Inc. Class A	799,421	30,983,023

		35,201,173
BANKS — 26.72%
Bank of Montreal	1,269,543	69,962,635
Bank of Nova Scotia (The)	2,378,385	96,146,731
Canadian Imperial Bank of Commerce/Canada	784,963	52,124,186
National Bank of Canada	677,077	18,423,932
Royal Bank of Canada	2,934,766	149,641,435
Toronto-Dominion Bank (The)	3,663,364	141,791,063

		528,089,982
CAPITAL MARKETS — 0.78%
CI Financial Corp.	465,663	10,302,613
IGM Financial Inc.	195,271	5,176,570

		15,479,183
CHEMICALS — 2.83%
Agrium Inc.	259,478	22,317,866
Methanex Corp.[b]	178,264	5,632,437
Potash Corp. of Saskatchewan Inc.	1,651,167	27,950,140

		55,900,443
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Progressive Waste Solutions Ltd.	212,960	6,356,100

		6,356,100
CONSTRUCTION & ENGINEERING — 0.47%
SNC-Lavalin Group Inc.	296,197	9,286,495

		9,286,495
CONTAINERS & PACKAGING — 0.42%
CCL Industries Inc. Class B	54,835	8,377,052

		8,377,052
DIVERSIFIED FINANCIAL SERVICES — 0.90%
Element Financial Corp.	760,776	8,048,073
Onex Corp.	167,322	9,832,298

		17,880,371

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.20%
BCE Inc.	284,382	$12,268,776
TELUS Corp.	393,004	11,433,846

		23,702,622
ELECTRIC UTILITIES — 0.77%
Fortis Inc./Canada	552,388	15,296,083

		15,296,083
FOOD & STAPLES RETAILING — 4.67%
Alimentation Couche-Tard Inc. Class B	828,355	37,436,803
Empire Co. Ltd. Class A	328,056	6,340,253
George Weston Ltd.	100,917	8,206,118
Jean Coutu Group PJC Inc. (The) Class A	165,068	2,485,890
Loblaw Companies Ltd.	447,953	22,728,340
Metro Inc.	475,655	15,183,318

		92,380,722
FOOD PRODUCTS — 0.74%
Saputo Inc.	503,678	14,650,017

		14,650,017
HOTELS, RESTAURANTS & LEISURE — 0.71%
Restaurant Brands International Inc.	400,075	14,023,004

		14,023,004
INSURANCE — 8.87%
Fairfax Financial Holdings Ltd.	43,529	22,985,279
Great-West Lifeco Inc.	588,692	15,210,557
Industrial Alliance Insurance & Financial Services Inc.	201,072	5,398,633
Intact Financial Corp.	259,937	16,166,907
Manulife Financial Corp.	3,897,904	52,112,093
Power Corp. of Canada	737,547	16,007,590
Power Financial Corp.	493,578	11,488,642
Sun Life Financial Inc.	1,207,671	35,964,453

		175,334,154
IT SERVICES — 0.92%
CGI Group Inc. Class Aa	435,919	18,217,462

		18,217,462
MEDIA — 1.97%
Shaw Communications Inc. Class B	801,154	13,857,255
Thomson Reuters Corp.	682,981	24,992,890

		38,850,145

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
METALS & MINING — 6.86%
Agnico Eagle Mines Ltd.	432,100	$15,186,978
Barrick Gold Corp.	2,307,140	32,019,956
Eldorado Gold Corp.	1,213,352	3,627,695
First Quantum Minerals Ltd.	1,365,162	4,968,440
Franco-Nevada Corp.	347,155	20,694,497
Goldcorp Inc.	1,647,169	23,638,687
Kinross Gold Corp.[a]	2,274,382	6,648,865
Silver Wheaton Corp.	806,225	12,701,049
Teck Resources Ltd. Class Bb	1,122,841	6,490,363
Turquoise Hill Resources Ltd.[a]	1,990,055	4,392,636
Yamana Gold Inc.	1,879,698	5,314,664

		135,683,830
MULTI-UTILITIES — 0.50%
Atco Ltd./Canada Class I	150,902	3,995,906
Canadian Utilities Ltd. Class A	244,882	5,884,327

		9,880,233
MULTILINE RETAIL — 1.39%
Canadian Tire Corp. Ltd. Class A	141,454	13,736,054
Dollarama Inc.	236,630	13,758,290

		27,494,344
OIL, GAS & CONSUMABLE FUELS — 20.14%
AltaGas Ltd.	288,380	6,848,652
ARC Resources Ltd.	680,275	9,014,422
Cameco Corp.	783,299	9,471,754
Canadian Natural Resources Ltd.	2,163,744	45,172,509
Cenovus Energy Inc.	1,648,381	18,837,249
Crescent Point Energy Corp.	996,227	12,127,405
Enbridge Inc.	1,809,832	63,850,488
Encana Corp.	1,668,272	7,204,630
Husky Energy Inc.	700,467	7,627,261
Imperial Oil Ltd.	586,754	18,708,036
Inter Pipeline Ltd.	665,048	12,185,510
Keyera Corp.	337,222	9,337,958
Pembina Pipeline Corp.	729,573	18,166,615
Peyto Exploration & Development Corp.	298,958	6,144,242
PrairieSky Royalty Ltd.	356,884	5,804,041
Seven Generations Energy Ltd.[a]	323,767	3,711,872
Suncor Energy Inc.	3,126,003	76,338,535
Tourmaline Oil Corp.[a]	371,216	6,837,324
TransCanada Corp.	1,401,089	51,353,956
Veresen Inc.	581,589	3,413,283
Vermilion Energy Inc.	218,607	5,938,829

		398,094,571

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.21%
West Fraser Timber Co. Ltd.	135,144	$4,173,242

		4,173,242
PHARMACEUTICALS — 2.26%
Valeant Pharmaceuticals International Inc.[a]	640,499	44,677,950

		44,677,950
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.64%
H&R REIT	268,847	3,727,260
RioCan REIT	309,651	5,861,104
Smart REIT	126,517	3,005,550

		12,593,914
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.86%
Brookfield Asset Management Inc. Class A	1,742,195	53,413,080
First Capital Realty Inc.	221,658	3,207,218

		56,620,298
ROAD & RAIL — 6.38%
Canadian National Railway Co.	1,572,263	91,229,789
Canadian Pacific Railway Ltd.	287,245	34,965,176

		126,194,965
SOFTWARE — 1.40%
Constellation Software Inc./Canada	37,685	15,704,958
Open Text Corp.	239,877	11,912,392

		27,617,350
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.39%
BlackBerry Ltd.[a,b]	985,523	7,682,801

		7,682,801
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Gildan Activewear Inc.	456,660	11,792,387

		11,792,387
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Finning International Inc.	336,819	4,657,183

		4,657,183
WIRELESS TELECOMMUNICATION SERVICES — 1.34%
Rogers Communications Inc. Class B	715,271	26,443,800

		26,443,800

TOTAL COMMON STOCKS
(Cost: $2,841,217,138)		1,971,479,681

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 29, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	8,779,191	$8,779,191
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	445,534	445,534
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	1,474,927	1,474,927

		10,699,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,699,652)		10,699,652

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $2,851,916,790)		1,982,179,333
Other Assets, Less Liabilities — (0.27)%		(5,409,065)

NET ASSETS — 100.00%		$1,976,770,268

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	43	Mar. 2016	Montreal	$4,786,313	$138,518

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.64%

AIR FREIGHT & LOGISTICS — 0.31%
Yamato Holdings Co. Ltd.	2,666,000	$54,075,809

		54,075,809
AIRLINES — 0.29%
ANA Holdings Inc.	7,998,000	22,624,686
Japan Airlines Co. Ltd.	799,800	28,626,285

		51,250,971
AUTO COMPONENTS — 3.27%
Aisin Seiki Co. Ltd.	1,303,100	52,181,723
Bridgestone Corp.	4,532,200	158,722,362
Denso Corp.	3,465,800	128,560,838
Koito Manufacturing Co. Ltd.	799,800	35,251,429
NGK Spark Plug Co. Ltd.	1,066,400	19,925,029
NHK Spring Co. Ltd.	1,066,400	9,740,495
NOK Corp.	799,800	12,903,086
Stanley Electric Co. Ltd.	864,600	19,195,460
Sumitomo Electric Industries Ltd.	5,065,400	60,762,362
Sumitomo Rubber Industries Ltd.	1,333,000	19,060,571
Toyoda Gosei Co. Ltd.	533,200	10,198,705
Toyota Industries Corp.	1,066,400	44,876,190
Yokohama Rubber Co. Ltd. (The)	114,000	1,818,950

		573,197,200
AUTOMOBILES — 10.04%
Daihatsu Motor Co. Ltd.[a]	1,066,400	14,813,867
Fuji Heavy Industries Ltd.	3,999,000	130,944,000
Honda Motor Co. Ltd.	11,197,200	286,390,400
Isuzu Motors Ltd.	3,999,000	40,034,286
Mazda Motor Corp.	3,732,400	52,013,867
Mitsubishi Motors Corp.	3,999,000	28,484,571
Nissan Motor Co. Ltd.	16,529,200	150,025,828
Suzuki Motor Corp.	2,666,000	66,735,619
Toyota Motor Corp.	18,395,400	961,042,514
Yamaha Motor Co. Ltd.	1,866,200	27,809,067

		1,758,294,019
BANKS — 7.38%
Aozora Bank Ltd.	7,998,000	26,004,571
Bank of Kyoto Ltd. (The)	2,666,000	16,698,667
Bank of Yokohama Ltd. (The)	7,998,000	36,243,429
Chiba Bank Ltd. (The)	5,332,000	24,988,952
Chugoku Bank Ltd. (The)	533,200	5,621,333

Security	Shares	Value
Fukuoka Financial Group Inc.	5,332,000	$16,911,238
Gunma Bank Ltd. (The)	2,666,000	11,715,048
Hachijuni Bank Ltd. (The)	2,666,000	12,234,667
Hiroshima Bank Ltd. (The)	2,666,000	9,943,619
Hokuhoku Financial Group Inc.	7,998,000	11,904,000
Iyo Bank Ltd. (The)	2,132,800	14,757,181
Japan Post Bank Co. Ltd.[b]	2,666,000	28,909,714
Joyo Bank Ltd. (The)	5,332,000	18,470,095
Kyushu Financial Group Inc.[b]	2,399,500	13,966,525
Mitsubishi UFJ Financial Group Inc.	86,378,480	372,374,471
Mizuho Financial Group Inc.	157,027,480	231,072,110
Resona Holdings Inc.	14,663,000	51,312,381
Seven Bank Ltd.	3,732,400	15,938,133
Shinsei Bank Ltd.	10,664,000	12,659,810
Shizuoka Bank Ltd. (The)	3,422,000	25,041,612
Sumitomo Mitsui Financial Group Inc.	8,531,200	239,138,133
Sumitomo Mitsui Trust Holdings Inc.	23,994,320	69,873,160
Suruga Bank Ltd.	1,599,600	25,621,943
Yamaguchi Financial Group Inc.	138,000	1,299,615

		1,292,700,407
BEVERAGES — 1.06%
Asahi Group Holdings Ltd.	2,666,000	78,320,762
Kirin Holdings Co. Ltd.	5,598,600	73,755,200
Suntory Beverage & Food Ltd.	799,800	33,905,143

		185,981,105
BUILDING PRODUCTS — 1.27%
Asahi Glass Co. Ltd.	7,998,000	38,758,857
Daikin Industries Ltd.	1,599,600	107,348,571
LIXIL Group Corp.	1,866,200	38,324,267
TOTO Ltd.	1,333,000	38,321,905

		222,753,600
CAPITAL MARKETS — 1.02%
Daiwa Securities Group Inc.	10,664,000	62,987,276
Nomura Holdings Inc.	24,043,000	101,390,635
SBI Holdings Inc./Japan	1,599,610	14,596,663

		178,974,574
CHEMICALS — 3.57%
Air Water Inc.	143,000	2,023,220
Asahi Kasei Corp.	7,998,000	45,228,114
Daicel Corp.	2,666,000	34,035,048

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Hitachi Chemical Co. Ltd.	799,800	$13,030,629
JSR Corp.	1,333,000	18,694,476
Kaneka Corp.	2,666,000	19,981,714
Kansai Paint Co. Ltd.	723,200	9,924,579
Kuraray Co. Ltd.	2,399,400	26,231,314
Mitsubishi Chemical Holdings Corp.	9,064,400	45,709,471
Mitsubishi Gas Chemical Co. Inc.	2,666,000	12,447,238
Mitsui Chemicals Inc.	5,332,000	17,430,857
Nippon Paint Holdings Co. Ltd.	973,400	19,498,183
Nitto Denko Corp.	1,066,400	56,458,971
Shin-Etsu Chemical Co. Ltd.	2,932,600	147,208,076
Sumitomo Chemical Co. Ltd.	10,664,000	46,671,238
Taiyo Nippon Sanso Corp.	888,800	8,078,926
Teijin Ltd.	5,332,000	17,194,667
Toray Industries Inc.	10,664,000	85,293,105

		625,139,826
COMMERCIAL SERVICES & SUPPLIES — 1.21%
Dai Nippon Printing Co. Ltd.	2,666,000	22,934,095
Park24 Co. Ltd.	799,800	20,931,200
Secom Co. Ltd.	1,333,000	94,936,762
Sohgo Security Services Co. Ltd.	533,200	27,634,286
Toppan Printing Co. Ltd.	5,332,000	45,017,905

		211,454,248
CONSTRUCTION & ENGINEERING — 1.05%
JGC Corp.	950,000	14,955,924
Kajima Corp.	5,332,000	30,610,286
Obayashi Corp.	5,332,000	48,608,000
Shimizu Corp.	5,332,000	40,530,286
Taisei Corp.	7,998,000	48,466,286

		183,170,782
CONSTRUCTION MATERIALS — 0.10%
Taiheiyo Cement Corp.	7,998,000	17,005,714

		17,005,714
CONSUMER FINANCE — 0.27%
Acom Co. Ltd.[a,b]	2,399,400	10,692,343
AEON Financial Service Co. Ltd.	799,870	17,871,735
Credit Saison Co. Ltd.	1,066,400	18,063,848

		46,627,926

Security	Shares	Value
CONTAINERS & PACKAGING — 0.10%
Toyo Seikan Group Holdings Ltd.	1,066,400	$18,129,981

		18,129,981
DIVERSIFIED CONSUMER SERVICES — 0.09%
Benesse Holdings Inc.	533,200	16,202,667

		16,202,667
DIVERSIFIED FINANCIAL SERVICES — 1.11%
Japan Exchange Group Inc.	3,732,400	57,899,733
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,999,000	17,253,714
ORIX Corp.	9,064,400	118,610,134

		193,763,581
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.17%
Nippon Telegraph & Telephone Corp.	4,798,800	204,323,657

		204,323,657
ELECTRIC UTILITIES — 1.66%
Chubu Electric Power Co. Inc.	4,532,200	59,746,743
Chugoku Electric Power Co. Inc. (The)	2,132,800	28,494,019
Hokuriku Electric Power Co.	1,066,400	15,890,895
Kansai Electric Power Co. Inc. (The)[b]	4,798,800	52,717,714
Kyushu Electric Power Co. Inc.[b]	2,932,600	29,488,381
Shikoku Electric Power Co. Inc.	1,066,400	15,305,143
Tohoku Electric Power Co. Inc.	3,199,200	40,870,400
Tokyo Electric Power Co. Inc.[b]	9,331,000	47,285,334

		289,798,629
ELECTRICAL EQUIPMENT — 1.50%
Fuji Electric Co. Ltd.	2,666,000	9,140,572
Mabuchi Motor Co. Ltd.	533,200	23,406,476
Mitsubishi Electric Corp.	13,330,000	135,100,952
Nidec Corp.	1,406,000	94,256,496

		261,904,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.42%
Alps Electric Co. Ltd.	1,066,400	17,534,781
Citizen Holdings Co. Ltd.	1,866,200	10,250,667
Hamamatsu Photonics KK	1,066,400	26,179,352
Hirose Electric Co. Ltd.	266,660	30,097,439
Hitachi High-Technologies Corp.	533,200	14,171,429

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Hitachi Ltd.	31,992,000	$135,450,514
Keyence Corp.	293,026	151,633,654
Kyocera Corp.	2,132,800	93,947,124
Murata Manufacturing Co. Ltd.	1,334,800	160,412,509
Nippon Electric Glass Co. Ltd.	2,666,500	12,685,807
Omron Corp.	1,333,000	35,227,809
Shimadzu Corp.	637,000	9,932,403
TDK Corp.	799,800	41,734,857
Yaskawa Electric Corp.	1,599,600	19,202,286
Yokogawa Electric Corp.	1,599,600	15,446,857

		773,907,488
FOOD & STAPLES RETAILING — 1.85%
Aeon Co. Ltd.	4,265,600	55,929,905
FamilyMart Co. Ltd.	533,200	25,603,047
Lawson Inc.	533,200	41,097,143
Seven & I Holdings Co. Ltd.	5,065,480	201,721,662

		324,351,757
FOOD PRODUCTS — 1.74%
Ajinomoto Co. Inc.	3,548,000	86,959,398
Calbee Inc.	533,200	21,587,810
Kikkoman Corp.	773,000	25,441,373
MEIJI Holdings Co. Ltd.	831,756	66,761,545
NH Foods Ltd.	551,000	11,593,577
Nisshin Seifun Group Inc.	1,433,875	23,437,425
Nissin Foods Holdings Co. Ltd.	533,200	24,469,333
Toyo Suisan Kaisha Ltd.	461,000	16,520,443
Yakult Honsha Co. Ltd.	533,200	25,461,333
Yamazaki Baking Co. Ltd.	128,000	2,423,353

		304,655,590
GAS UTILITIES — 0.82%
Osaka Gas Co. Ltd.	13,330,000	50,804,571
Toho Gas Co. Ltd.	2,666,000	18,588,191
Tokyo Gas Co. Ltd.	15,996,000	73,847,314

		143,240,076
HEALTH CARE EQUIPMENT & SUPPLIES — 1.74%
Hoya Corp.	2,932,600	106,002,286
Olympus Corp.	1,622,800	59,233,099
Sysmex Corp.	1,066,400	66,133,333
Terumo Corp.	2,132,800	72,935,619

		304,304,337
HEALTH CARE PROVIDERS & SERVICES — 0.43%
Alfresa Holdings Corp.	1,066,400	19,310,934
Medipal Holdings Corp.	1,066,400	16,363,276
Miraca Holdings Inc.	533,200	22,957,714

Security	Shares	Value
Suzuken Co. Ltd./Aichi Japan	533,240	$17,361,302

		75,993,226
HEALTH CARE TECHNOLOGY — 0.18%
M3 Inc.	1,333,000	31,755,809

		31,755,809
HOTELS, RESTAURANTS & LEISURE — 0.59%
McDonald’s Holdings Co. Japan Ltd.[a]	533,200	12,414,171
Oriental Land Co. Ltd./Japan	1,333,000	91,275,810

		103,689,981
HOUSEHOLD DURABLES — 2.84%
Casio Computer Co. Ltd.[a]	1,333,000	24,552,000
Iida Group Holdings Co. Ltd.	1,066,480	19,529,694
Nikon Corp.	2,132,800	32,443,124
Panasonic Corp.	14,929,615	126,222,207
Rinnai Corp.	266,600	22,934,095
Sekisui Chemical Co. Ltd.	2,673,000	29,625,010
Sekisui House Ltd.	3,732,400	60,809,600
Sony Corp.	8,531,200	180,411,733

		496,527,463
HOUSEHOLD PRODUCTS — 0.30%
Unicharm Corp.	2,399,400	52,207,543

		52,207,543
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
Electric Power Development Co. Ltd.	799,800	24,693,714

		24,693,714
INDUSTRIAL CONGLOMERATES — 0.43%
Keihan Electric Railway Co. Ltd.	2,666,000	18,470,095
Seibu Holdings Inc.	799,800	15,737,372
Toshiba Corp.[b]	26,660,000	41,286,095

		75,493,562
INSURANCE — 2.86%
Dai-ichi Life Insurance Co. Ltd. (The)	7,198,200	87,239,314
Japan Post Holdings Co. Ltd.[b]	2,932,600	37,334,629
MS&AD Insurance Group Holdings Inc.	3,465,840	94,356,822
Sompo Japan Nipponkoa Holdings Inc.	2,260,050	65,073,422
Sony Financial Holdings Inc.	1,333,000	18,600,000
T&D Holdings Inc.	3,999,000	39,449,714

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Tokio Marine Holdings Inc.	4,532,200	$158,039,772

		500,093,673
INTERNET & CATALOG RETAIL — 0.33%
Rakuten Inc.	6,131,800	58,289,448

		58,289,448
INTERNET SOFTWARE & SERVICES — 0.36%
Kakaku.com Inc.	1,066,400	18,753,524
Mixi Inc.	266,600	8,939,810
Yahoo Japan Corp.	8,797,800	34,684,571

		62,377,905
IT SERVICES — 0.96%
Fujitsu Ltd.	13,330,000	48,785,143
Itochu Techno-Solutions Corp.	533,200	10,671,086
Nomura Research Institute Ltd.	838,940	28,652,170
NTT Data Corp.	799,800	40,034,286
Obic Co. Ltd.	533,200	26,500,571
Otsuka Corp.	266,600	13,179,428

		167,822,684
LEISURE PRODUCTS — 0.93%
Bandai Namco Holdings Inc.	1,333,098	26,561,572
Sankyo Co. Ltd.	266,600	9,790,095
Sega Sammy Holdings Inc.	1,333,000	14,100,572
Shimano Inc.	533,200	83,422,476
Yamaha Corp.	1,066,400	29,760,000

		163,634,715
MACHINERY — 4.92%
Amada Holdings Co. Ltd.	2,666,000	24,729,143
FANUC Corp.	1,333,000	196,038,095
Hino Motors Ltd.	1,866,200	18,848,000
Hitachi Construction Machinery Co. Ltd.	799,800	11,117,486
Hoshizaki Electric Co. Ltd.	266,600	20,643,048
IHI Corp.	7,998,000	14,242,286
JTEKT Corp.	1,599,600	21,866,514
Kawasaki Heavy Industries Ltd.	10,664,000	28,909,714
Komatsu Ltd.	6,131,800	93,355,467
Kubota Corp.	7,998,000	102,494,857
Kurita Water Industries Ltd.	799,800	17,430,857
Makita Corp.	799,800	46,978,286
Minebea Co. Ltd.	2,666,000	19,603,810
Mitsubishi Heavy Industries Ltd.	21,328,000	75,958,857
Nabtesco Corp.	799,800	15,298,057
NGK Insulators Ltd.	1,367,000	24,342,591

Security	Shares	Value
NSK Ltd.	3,199,200	$29,221,486
SMC Corp./Japan	328,000	75,930,365
Sumitomo Heavy Industries Ltd.	2,666,000	11,006,476
THK Co. Ltd.	800,400	13,636,050

		861,651,445
MARINE — 0.20%
Mitsui OSK Lines Ltd.	7,998,000	14,950,857
Nippon Yusen KK	10,664,000	19,651,048

		34,601,905
MEDIA — 0.59%
Dentsu Inc.	1,333,000	62,000,000
Hakuhodo DY Holdings Inc.	1,866,200	21,096,533
Toho Co. Ltd./Tokyo	799,800	19,577,829

		102,674,362
METALS & MINING — 1.24%
Hitachi Metals Ltd.	592,000	6,304,177
JFE Holdings Inc.	3,465,850	41,513,437
Kobe Steel Ltd.	21,328,000	16,438,857
Maruichi Steel Tube Ltd.	266,600	7,251,048
Mitsubishi Materials Corp.	7,998,000	22,532,571
Nippon Steel & Sumitomo Metal Corp.	5,332,070	92,115,495
Sumitomo Metal Mining Co. Ltd.	2,954,000	31,731,783

		217,887,368
MULTILINE RETAIL — 0.85%
Don Quijote Holdings Co. Ltd.	799,800	26,748,571
Isetan Mitsukoshi Holdings Ltd.	2,399,460	27,890,069
J Front Retailing Co. Ltd.	1,599,600	18,649,600
Marui Group Co. Ltd.	1,599,600	21,923,200
Ryohin Keikaku Co. Ltd.	161,000	32,791,938
Takashimaya Co. Ltd.	2,666,000	21,328,000

		149,331,378
OIL, GAS & CONSUMABLE FUELS — 0.83%
Idemitsu Kosan Co. Ltd.	799,800	12,130,743
INPEX Corp.	6,398,400	46,283,886
JX Holdings Inc.	14,663,095	57,041,550
Showa Shell Sekiyu KK	1,333,000	10,439,619
TonenGeneral Sekiyu KK	2,666,000	20,265,143

		146,160,941
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	5,332,000	20,170,667

		20,170,667

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 1.43%
Kao Corp.	3,465,800	$174,986,438
Kose Corp.	266,600	22,934,095
Shiseido Co. Ltd.	2,399,400	52,271,315

		250,191,848
PHARMACEUTICALS — 6.39%
Astellas Pharma Inc.	13,596,650	195,623,119
Chugai Pharmaceutical Co. Ltd.	1,599,600	47,474,286
Daiichi Sankyo Co. Ltd.	4,265,669	89,035,802
Eisai Co. Ltd.	1,616,000	99,615,752
Hisamitsu Pharmaceutical Co. Inc.	266,600	11,632,381
Kyowa Hakko Kirin Co. Ltd.	2,666,000	39,750,857
Mitsubishi Tanabe Pharma Corp.	1,333,000	23,937,905
Ono Pharmaceutical Co. Ltd.	533,200	98,798,476
Otsuka Holdings Co. Ltd.	2,666,000	94,169,143
Santen Pharmaceutical Co. Ltd.	2,666,000	40,931,810
Shionogi & Co. Ltd.	2,132,800	91,358,476
Sumitomo Dainippon Pharma Co. Ltd.	1,066,400	12,111,848
Taisho Pharmaceutical Holdings Co. Ltd.	266,600	21,044,571
Takeda Pharmaceutical Co. Ltd.	5,332,000	253,715,809

		1,119,200,235
PROFESSIONAL SERVICES — 0.14%
Recruit Holdings Co. Ltd.	799,800	23,737,143

		23,737,143
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.40%
Japan Prime Realty Investment Corp.	5,332	21,894,857
Japan Real Estate Investment Corp.	7,998	48,253,714
Japan Retail Fund Investment Corp.	16,006	36,471,701
Nippon Building Fund Inc.	10,664	63,204,572
Nippon Prologis REIT Inc.	8,022	17,014,102
Nomura Real Estate Master Fund Inc.	23,994	33,288,686
United Urban Investment Corp.	15,996	25,140,114

		245,267,746

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.66%
Aeon Mall Co. Ltd.	799,800	$11,337,143
Daito Trust Construction Co. Ltd.	533,200	72,179,809
Daiwa House Industry Co. Ltd.	3,999,000	109,474,286
Hulic Co. Ltd.	2,132,800	18,914,133
Mitsubishi Estate Co. Ltd.	8,304,000	154,014,830
Mitsui Fudosan Co. Ltd.	6,119,000	142,193,905
Nomura Real Estate Holdings Inc.	799,800	14,320,229
NTT Urban Development Corp.	799,800	7,808,457
Sumitomo Realty & Development Co. Ltd.	2,666,000	73,313,524
Tokyo Tatemono Co. Ltd.	1,270,500	14,666,326
Tokyu Fudosan Holdings Corp.	3,465,800	21,923,200

		640,145,842
ROAD & RAIL — 4.70%
Central Japan Railway Co.	1,066,400	190,983,619
East Japan Railway Co.	2,260,600	198,592,333
Hankyu Hanshin Holdings Inc.	7,998,000	51,229,714
Keikyu Corp.	2,670,000	23,678,140
Keio Corp.	5,332,000	48,985,905
Keisei Electric Railway Co. Ltd.	710,000	9,768,594
Kintetsu Group Holdings Co. Ltd.	10,931,000	46,871,353
Nagoya Railroad Co. Ltd.	5,332,000	25,508,571
Nippon Express Co. Ltd.	5,332,000	23,619,048
Odakyu Electric Railway Co. Ltd.	2,906,000	33,468,881
Tobu Railway Co. Ltd.	7,998,000	41,664,000
Tokyu Corp.	7,998,000	66,960,000
West Japan Railway Co.	1,066,400	62,429,867

		823,760,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
Rohm Co. Ltd.	799,800	34,153,143
Tokyo Electron Ltd.	1,079,052	65,139,848

		99,292,991
SOFTWARE — 1.10%
GungHo Online Entertainment Inc.[a]	2,666,000	6,353,524
Konami Holdings Corp.	799,800	19,407,771
Nexon Co. Ltd.	799,800	12,003,200
Nintendo Co. Ltd.	799,800	112,060,572

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Security	Shares	Value
Oracle Corp. Japan	266,600	$13,037,714
Trend Micro Inc./Japan	799,800	29,122,286

		191,985,067
SPECIALTY RETAIL — 1.32%
ABC-Mart Inc.	266,600	15,328,762
Fast Retailing Co. Ltd.	342,400	95,068,137
Hikari Tsushin Inc.	6,900	487,203
Nitori Holdings Co. Ltd.	533,200	40,955,428
Sanrio Co. Ltd.[a]	267,400	5,233,104
Shimamura Co. Ltd.	266,600	29,476,571
USS Co. Ltd.	1,599,600	25,182,629
Yamada Denki Co. Ltd.	3,999,000	19,627,429

		231,359,263
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.76%
Brother Industries Ltd.	1,599,600	17,487,543
Canon Inc.	7,198,250	201,710,430
FUJIFILM Holdings Corp.	3,199,200	119,946,971
Konica Minolta Inc.	3,199,200	26,840,686
NEC Corp.	17,087,000	43,294,635
Ricoh Co. Ltd.	4,532,200	44,769,905
Seiko Epson Corp.	1,866,200	30,041,067

		484,091,237
TEXTILES, APPAREL & LUXURY GOODS — 0.11%
ASICS Corp.	1,066,400	19,424,305

		19,424,305
TOBACCO — 1.70%
Japan Tobacco Inc.	7,464,800	296,938,667

		296,938,667
TRADING COMPANIES & DISTRIBUTORS — 3.21%
ITOCHU Corp.	10,664,000	125,700,571
Marubeni Corp.	10,930,600	54,752,259
Mitsubishi Corp.	9,331,000	149,378,667
Mitsui & Co. Ltd.	11,463,800	132,182,819
Sumitomo Corp.	7,464,800	73,474,133
Toyota Tsusho Corp.	1,333,000	26,937,524

		562,425,973
TRANSPORTATION INFRASTRUCTURE — 0.22%
Japan Airport Terminal Co. Ltd.[a]	266,600	9,364,952
Kamigumi Co. Ltd.	2,666,000	24,988,953
Mitsubishi Logistics Corp.	260,000	3,356,102

		37,710,007

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.79%
KDDI Corp.	11,730,400	$299,092,724
NTT DOCOMO Inc.	9,331,000	218,364,000
SoftBank Group Corp.	6,507,500	321,353,754

		838,810,478

TOTAL COMMON STOCKS
(Cost: $20,460,683,917)		17,444,607,056

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	44,863,463	44,863,463
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	2,276,769	2,276,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	5,908,834	5,908,834

		53,049,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,049,066)		53,049,066

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $20,513,732,983)		17,497,656,122
Other Assets, Less Liabilities — 0.06%		9,665,824

NET ASSETS — 100.00%		$17,507,321,946

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 29, 2016

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	523	Mar. 2016	Osaka Securities	$59,678,760	$(7,608,913)

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AIRLINES — 1.20%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	3,502,600	$6,884,361
Grupo Aeromexico SAB de CVa,b	3,091,736	6,558,849

		13,443,210
BANKS — 12.26%
Banregio Grupo Financiero SAB de CVb	1,746,800	8,816,574
Grupo Financiero Banorte SAB de CV	15,438,478	78,203,868
Grupo Financiero Inbursa SAB de CV Series O	16,208,992	29,017,922
Grupo Financiero Santander Mexico SAB de CV Series B	12,889,850	20,709,849

		136,748,213
BEVERAGES — 13.25%
Arca Continental SAB de CV	2,873,529	17,569,722
Coca-Cola Femsa SAB de CV Series Lb	2,460,258	18,104,735
Fomento Economico Mexicano SAB de CV	11,628,310	109,236,808
Organizacion Cultiba SAB de CVb	2,286,000	2,815,950

		147,727,215
BUILDING PRODUCTS — 0.11%
Elementia SAB de CVa,c	1,074,000	1,216,096
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	16

		1,216,112
CAPITAL MARKETS — 0.35%
Grupo Financiero Interacciones SA de CV Series O	743,100	3,872,238

		3,872,238
CHEMICALS — 1.42%
Mexichem SAB de CV	7,547,474	15,848,569

		15,848,569
CONSTRUCTION & ENGINEERING — 0.16%
Empresas ICA SAB de CVa,b	7,402,588	1,747,612

		1,747,612

Security	Shares	Value
CONSTRUCTION MATERIALS — 3.90%
Cemex SAB de CV CPO[a]	78,722,404	$43,524,301

		43,524,301
CONSUMER FINANCE — 1.73%
Credito Real SAB de CV SOFOM ERb	1,752,274	3,723,110
Gentera SAB de CVb	7,677,906	14,441,442
Unifin Financiera SAB de CV SOFOM ENR[a,b]	389,400	1,128,565

		19,293,117
DIVERSIFIED FINANCIAL SERVICES — 0.41%
Bolsa Mexicana de Valores SAB de CV	3,323,787	4,590,490

		4,590,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.79%
Axtel SAB de CV CPO[a]	7,668,977	3,226,677
Telesites SAB de CVa	10,294,946	5,578,066

		8,804,743
FOOD & STAPLES RETAILING — 7.77%
Grupo Comercial Chedraui SA de CV	2,652,100	7,010,389
La Comer SAB de CVa,b	3,527,055	3,404,787
Wal-Mart de Mexico SAB de CV	32,289,633	76,229,741

		86,644,917
FOOD PRODUCTS — 6.79%
Gruma SAB de CV Series B	1,370,570	22,075,217
Grupo Bimbo SAB de CVa	11,376,704	32,393,446
Grupo Herdez SAB de CVb	2,117,244	4,486,867
Grupo Lala SAB de CV	4,596,900	10,793,960
Industrias Bachoco SAB de CV Series Bb	1,469,500	5,925,285

		75,674,775
HOTELS, RESTAURANTS & LEISURE — 1.53%
Alsea SAB de CVb	3,657,466	13,791,075
Hoteles City Express SAB de CVa,b	2,724,900	3,266,204

		17,057,279
HOUSEHOLD DURABLES — 0.23%
Consorcio ARA SAB de CV	8,252,119	2,523,040

		2,523,040
HOUSEHOLD PRODUCTS — 2.11%
Kimberly-Clark de Mexico SAB de CV Series A	10,698,554	23,541,906

		23,541,906

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 29, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 4.63%
Alfa SAB de CV	19,420,651	$35,250,731
Grupo Carso SAB de CV Series A1[b]	4,058,333	16,433,478

		51,684,209
INSURANCE — 0.22%
Qualitas Controladora SAB de CVa,b	2,307,900	2,489,475

		2,489,475
MACHINERY — 0.26%
Grupo Rotoplas SAB de CVa,b	1,803,600	2,866,893

		2,866,893
MEDIA — 7.15%
Grupo Televisa SAB	15,091,797	77,932,982
TV Azteca SAB de CV CPO[b]	14,541,539	1,800,909

		79,733,891
METALS & MINING — 6.19%
Grupo Mexico SAB de CV Series B	22,432,886	47,316,559
Grupo Simec SAB de CV Series Ba,b	1,107,654	2,578,831
Industrias CH SAB de CV Series Ba,b	1,350,283	4,009,714
Industrias Penoles SAB de CV	1,022,008	12,043,500
Minera Frisco SAB de CV Series A1[a,b]	6,317,003	3,097,905

		69,046,509
MULTILINE RETAIL — 1.53%
El Puerto de Liverpool SAB de CV Series C1[b]	1,345,970	14,907,099
Grupo Famsa SAB de CV Series Aa,b	2,979,421	2,116,745

		17,023,844
PHARMACEUTICALS — 0.41%
Genomma Lab Internacional SAB de CV Series Ba,b	6,993,993	4,589,965

		4,589,965
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.51%
Concentradora Fibra Hotelera Mexicana SA de CVb	4,218,400	3,295,516
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	3,552,794	3,323,562
Fibra Uno Administracion SA de CV	16,478,400	34,465,521

Security	Shares	Value
Macquarie Mexico Real Estate Management SA de CV	6,298,000	$7,959,987
PLA Administradora Industrial S. de RL de CVb	4,712,900	7,887,404
Prologis Property Mexico SA de CV	3,061,100	4,479,865

		61,411,855
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.66%
Corp Inmobiliaria Vesta SAB de CVb	4,434,349	6,433,202
Grupo GICSA SA de CVa	1,259,500	981,166

		7,414,368
TRANSPORTATION INFRASTRUCTURE — 6.59%
Grupo Aeroportuario del Centro Norte SAB de CVb	1,677,192	7,982,125
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,205,949	17,482,210
Grupo Aeroportuario del Sureste SAB de CV Series B	1,465,365	20,563,882
OHL Mexico SAB de CVa	6,167,700	7,208,778
Promotora y Operadora de Infraestructura SAB de CV	1,741,920	20,265,097

		73,502,092
WIRELESS TELECOMMUNICATION SERVICES — 12.58%
America Movil SAB de CV	205,620,718	140,286,375

		140,286,375

TOTAL COMMON STOCKS
(Cost: $1,640,299,770)		1,112,307,213

SHORT-TERM INVESTMENTS — 4.57%

MONEY MARKET FUNDS — 4.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	48,240,330	48,240,330
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	2,448,141	2,448,141
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	222,434	222,434

		50,910,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,910,905)		50,910,905

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 104.31%
(Cost: $1,691,210,675)	$1,163,218,118
Other Assets, Less Liabilities — (4.31)%	(48,070,137)

NET ASSETS — 100.00%	$1,115,147,981

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 94.47%

AEROSPACE & DEFENSE — 0.69%
Korea Aerospace Industries Ltd.[a,b]	357,608	$20,472,747

		20,472,747
AIR FREIGHT & LOGISTICS — 0.57%
Hyundai Glovis Co. Ltd.	108,629	16,908,775

		16,908,775
AIRLINES — 0.17%
Korean Air Lines Co. Ltd.[a]	244,547	5,081,958

		5,081,958
AUTO COMPONENTS — 4.07%
Hankook Tire Co. Ltd.[a]	456,532	19,712,791
Hanon Systems	1,215,476	9,769,412
Hyundai Mobis Co. Ltd.	403,184	81,177,987
Hyundai Wia Corp.	105,502	9,341,367

		120,001,557
AUTOMOBILES — 5.65%
Hyundai Motor Co.	910,078	108,544,114
Kia Motors Corp.	1,565,571	58,359,200

		166,903,314
BANKS — 7.14%
BNK Financial Group Inc.	1,676,698	11,673,300
DGB Financial Group Inc.	1,097,380	7,364,966
Hana Financial Group Inc.	1,783,332	30,065,879
Industrial Bank of Korea[a]	1,611,572	15,181,381
KB Financial Group Inc.	2,298,587	55,201,774
Shinhan Financial Group Co. Ltd.	2,526,762	77,537,493
Woori Bank	1,969,198	13,868,937

		210,893,730
BEVERAGES — 0.20%
Lotte Chilsung Beverage Co. Ltd.[a]	3,509	5,887,584

		5,887,584
BUILDING PRODUCTS — 0.43%
KCC Corp.	36,462	12,574,629

		12,574,629
CAPITAL MARKETS — 1.41%
Daewoo Securities Co. Ltd.	1,158,329	7,483,665
Korea Investment Holdings Co. Ltd.[a]	249,318	8,376,456

Security	Shares	Value
Mirae Asset Securities Co. Ltd.[a]	419,603	$6,701,026
NH Investment & Securities Co. Ltd.[a]	941,599	7,446,299
Samsung Securities Co. Ltd.	364,457	11,508,083

		41,515,529
CHEMICALS — 4.45%
Hanwha Chemical Corp.	659,409	12,770,151
Hyosung Corp.[b]	142,352	14,388,291
Kumho Petrochemical Co. Ltd.[b]	98,541	4,900,357
LG Chem Ltd.	275,270	66,775,289
Lotte Chemical Corp.	93,885	24,255,080
OCI Co. Ltd.[a,b]	110,480	8,156,242

		131,245,410
COMMERCIAL SERVICES & SUPPLIES — 0.58%
KEPCO Plant Service & Engineering Co. Ltd.[a]	139,252	8,017,096
S-1 Corp.	122,781	9,114,010

		17,131,106
CONSTRUCTION & ENGINEERING — 1.61%
Daelim Industrial Co. Ltd.	176,464	11,472,229
Daewoo Engineering & Construction Co. Ltd.[a,b]	804,666	3,487,515
GS Engineering & Construction Corp.[a,b]	335,292	6,805,069
Hyundai Development Co.- Engineering & Construction[a]	356,236	11,349,316
Hyundai Engineering & Construction Co. Ltd.	468,315	14,389,884

		47,504,013
CONSUMER FINANCE — 0.23%
Samsung Card Co. Ltd.	233,274	6,733,955

		6,733,955
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
KT Corp.	225,368	5,266,544
LG Uplus Corp.	1,363,691	11,743,599

		17,010,143
ELECTRIC UTILITIES — 2.45%
Korea Electric Power Corp.	1,523,250	72,301,104

		72,301,104

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 29, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.16%
Doosan Heavy Industries & Construction Co. Ltd.[b]	344,756	$4,599,720

		4,599,720
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.62%
LG Display Co. Ltd.	1,409,248	27,918,312
LG Innotek Co. Ltd.[b]	90,579	6,386,746
Samsung Electro-Mechanics Co. Ltd.	369,566	16,196,715
Samsung SDI Co. Ltd.	333,537	26,942,950

		77,444,723
FOOD & STAPLES RETAILING — 1.21%
BGF retail Co. Ltd.	48,820	6,414,854
Dongsuh Cos. Inc.[b]	197,130	4,702,300
E-MART Inc.	129,190	18,385,575
GS Retail Co. Ltd.	153,045	6,311,389

		35,814,118
FOOD PRODUCTS — 1.51%
CJ CheilJedang Corp.	49,269	14,421,750
Lotte Confectionery Co. Ltd.[a]	3,780	7,329,538
Orion Corp./Republic of Korea	22,188	16,452,168
Ottogi Corp.[b]	6,802	6,303,139

		44,506,595
GAS UTILITIES — 0.20%
Korea Gas Corp.	191,687	5,951,953

		5,951,953
HOTELS, RESTAURANTS & LEISURE — 0.94%
Kangwon Land Inc.[a]	715,654	23,870,565
Paradise Co. Ltd.[b]	327,460	3,879,105

		27,749,670
HOUSEHOLD DURABLES — 2.39%
Coway Co. Ltd.	327,554	25,823,979
Hanssem Co. Ltd.	54,136	11,162,513
LG Electronics Inc.	640,454	33,609,982

		70,596,474
INDUSTRIAL CONGLOMERATES — 5.41%
CJ Corp.	90,127	17,344,729
Doosan Corp.[b]	56,703	3,457,108
Hanwha Corp.	294,333	8,068,156
LG Corp.	570,914	33,145,973
Samsung C&T Corp.	443,418	55,395,877
SK Holdings Co. Ltd.	210,765	42,265,481

		159,677,324

Security	Shares	Value
INSURANCE — 4.27%
Dongbu Insurance Co. Ltd.	265,187	$14,474,102
Hanwha Life Insurance Co. Ltd.	1,435,014	7,101,387
Hyundai Marine & Fire Insurance Co. Ltd.	401,177	9,975,089
Samsung Fire & Marine Insurance Co. Ltd.	208,705	51,134,160
Samsung Life Insurance Co. Ltd.	478,704	43,353,156

		126,037,894
INTERNET SOFTWARE & SERVICES — 3.05%
Kakao Corp.[a,b]	173,440	13,309,174
NAVER Corp.	165,918	76,740,597

		90,049,771
IT SERVICES — 0.92%
Samsung SDS Co. Ltd.[b]	180,576	27,085,670

		27,085,670
MACHINERY — 1.00%
Hyundai Heavy Industries Co. Ltd.[a,b]	255,496	21,279,282
Samsung Heavy Industries Co. Ltd.[a,b]	979,688	8,317,882

		29,597,164
MEDIA — 0.47%
Cheil Worldwide Inc.	535,387	7,337,923
CJ E&M Corp.	107,975	6,504,518

		13,842,441
METALS & MINING — 3.60%
Hyundai Steel Co.	488,719	21,972,003
Korea Zinc Co. Ltd.[a]	52,122	18,818,204
POSCO	408,791	65,614,146

		106,404,353
MULTILINE RETAIL — 1.10%
Hyundai Department Store Co. Ltd.	97,416	10,673,460
Lotte Shopping Co. Ltd.	69,237	13,996,321
Shinsegae Co. Ltd.	45,631	7,840,695

		32,510,476
OIL, GAS & CONSUMABLE FUELS — 2.58%
GS Holdings Corp.	320,233	13,723,902
S-Oil Corp.	277,324	17,715,368
SK Innovation Co. Ltd.	381,193	44,693,931

		76,133,201

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 29, 2016

Security	Shares	Value
PERSONAL PRODUCTS — 3.93%
AmorePacific Corp.	191,290	$56,844,081
AmorePacific Group	171,589	19,632,768
LG Household & Health Care Ltd.	56,164	39,419,707

		115,896,556
PHARMACEUTICALS — 2.28%
Celltrion Inc.[a,b]	405,048	32,752,325
Hanmi Pharm Co. Ltd.[b]	30,279	15,987,860
Hanmi Science Co. Ltd.[b]	66,636	7,947,611
Yuhan Corp.	51,023	10,665,032

		67,352,828
ROAD & RAIL — 0.24%
CJ Korea Express Corp.[a]	45,506	7,193,679

		7,193,679
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.83%
SK Hynix Inc.	3,445,844	83,589,650

		83,589,650
SOFTWARE — 0.67%
NCsoft Corp.	101,669	19,730,379

		19,730,379
SPECIALTY RETAIL — 0.36%
Hotel Shilla Co. Ltd.[b]	207,913	10,658,757

		10,658,757
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.89%
Samsung Electronics Co. Ltd.	616,296	587,043,492

		587,043,492
TOBACCO — 1.91%
KT&G Corp.	653,247	56,255,200

		56,255,200
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Daewoo International Corp.	317,919	4,897,192
SK Networks Co. Ltd.	826,177	3,981,576

		8,878,768
WIRELESS TELECOMMUNICATION SERVICES — 0.40%
SK Telecom Co. Ltd.	62,358	11,773,747

		11,773,747

TOTAL COMMON STOCKS
(Cost: $1,778,519,121)		2,788,540,157

Security	Shares	Value
PREFERRED STOCKS — 3.93%

AUTOMOBILES — 1.07%
Hyundai Motor Co.	150,293	$12,335,036
Hyundai Motor Co. Series 2	230,397	19,188,883

		31,523,919
CHEMICALS — 0.27%
LG Chem Ltd.	49,898	8,109,888

		8,109,888
PERSONAL PRODUCTS — 0.32%
AmorePacific Corp.	51,563	9,360,308

		9,360,308
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.27%
Samsung Electronics Co. Ltd.	84,114	67,062,670

		67,062,670

TOTAL PREFERRED STOCKS
(Cost: $93,818,689)		116,056,785

SHORT-TERM INVESTMENTS — 5.06%

MONEY MARKET FUNDS — 5.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	139,656,525	139,656,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	7,087,409	7,087,409
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	2,519,557	2,519,557

		149,263,491

TOTAL SHORT-TERM INVESTMENTS
(Cost: $149,263,491)		149,263,491

TOTAL INVESTMENTS IN SECURITIES — 103.46%
(Cost: $2,021,601,301)		3,053,860,433
Other Assets, Less Liabilities — (3.46)%		(102,054,932)

NET ASSETS — 100.00%		$2,951,805,501

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,287,597,072	$1,642,633,259	$2,841,217,138
Affiliated (Note 2)	53,590,623	6,556,731	10,699,652

Total cost of investments	$2,341,187,695	$1,649,189,990	$2,851,916,790

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,431,301,187	$1,155,746,557	$1,971,479,681
Affiliated (Note 2)	53,590,623	6,556,731	10,699,652

Total fair value of investments	2,484,891,810	1,162,303,288	1,982,179,333
Foreign currency, at value[b]	1,819,747	4,685,118	4,375,476
Cash	303	—	—
Foreign currency pledged to broker, at value[b]	—	770,209	269,069
Receivables:
Investment securities sold	338	1,479,319	11,447,557
Due from custodian (Note 4)	44,132	—	—
Dividends and interest	5,137,378	9,336,640	2,455,411
Capital shares sold	1,874,998	—	107,129
Futures variation margin	—	5,518	138,518
Tax reclaims	910,492	—	—

Total Assets	2,494,679,198	1,178,580,092	2,000,972,493

LIABILITIES
Payables:
Investment securities purchased	1,391,939	2,451,887	14,304,485
Collateral for securities on loan (Note 1)	52,071,159	6,139,876	9,224,725
Investment advisory fees (Note 2)	372,183	444,504	673,015

Total Liabilities	53,835,281	9,036,267	24,202,225

NET ASSETS	$2,440,843,917	$1,169,543,825	$1,976,770,268

Net assets consist of:
Paid-in capital	$2,324,390,564	$1,930,853,862	$3,364,284,587
Undistributed (distributions in excess of) net investment income	6,168,252	2,069,707	(3,364,462)
Accumulated net realized loss	(33,393,781)	(276,506,410)	(514,644,071)
Net unrealized appreciation (depreciation)	143,678,882	(486,873,334)	(869,505,786)

NET ASSETS	$2,440,843,917	$1,169,543,825	$1,976,770,268

Shares outstanding[c]	35,200,000	67,600,000	91,200,000

Net asset value per share	$69.34	$17.30	$21.68

[a]	Securities on loan with values of $49,461,500, $5,816,290 and $8,766,287, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $1,826,572, $5,452,962 and $4,582,807, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 627.8 million and 340.2 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$20,460,683,917	$1,640,299,770	$1,872,337,810
Affiliated (Note 2)	53,049,066	50,910,905	149,263,491

Total cost of investments	$20,513,732,983	$1,691,210,675	$2,021,601,301

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$17,444,607,056	$1,112,307,213	$2,904,596,942
Affiliated (Note 2)	53,049,066	50,910,905	149,263,491

Total fair value of investments	17,497,656,122	1,163,218,118	3,053,860,433
Foreign currency, at value[b]	26,893,382	1,721,486	2
Foreign currency pledged to broker, at value[b]	10,732,455	—	—
Receivables:
Investment securities sold	11,354,039	9,819,574	30,015,644
Due from custodian (Note 4)	—	655,618	—
Dividends and interest	30,436,641	647,486	44,065,735
Tax reclaims	178,993	—	—

Total Assets	17,577,251,632	1,176,062,282	3,127,941,814

LIABILITIES
Payables:
Investment securities purchased	6,062,203	9,668,978	27,867,358
Collateral for securities on loan (Note 1)	47,140,232	50,688,471	146,743,934
Capital shares redeemed	2,298,263	141,510	—
Futures variation margin	7,608,913	—	—
Foreign taxes (Note 1)	—	—	2,244
Investment advisory fees (Note 2)	6,820,075	415,342	1,522,777

Total Liabilities	69,929,686	60,914,301	176,136,313

NET ASSETS	$17,507,321,946	$1,115,147,981	$2,951,805,501

Net assets consist of:
Paid-in capital	$21,434,096,990	$1,912,401,394	$3,295,747,244
Undistributed (distributions in excess of) net investment income	(39,484,432)	3,590,694	(114,454,881)
Accumulated net realized loss	(866,367,352)	(272,730,019)	(1,259,250,466)
Net unrealized appreciation (depreciation)	(3,020,923,260)	(528,114,088)	1,029,763,604

NET ASSETS	$17,507,321,946	$1,115,147,981	$2,951,805,501

Shares outstanding[c]	1,599,600,000	22,900,000	63,400,000

Net asset value per share	$10.94	$48.70	$46.56

[a]	Securities on loan with values of $44,784,459, $47,501,290 and $139,864,837, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $36,347,205, $1,672,665 and $2, respectively.
[c]	$0.001 par value, number of shares authorized: 2.5246 billion, 255 million and 200 million, respectively.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$25,049,265	$33,933,118	$24,090,303
Interest — unaffiliated	—	941	—
Interest — affiliated (Note 2)	2,238	901	1,059
Securities lending income — affiliated — net (Note 2)	198,601	119,738	27,237

	25,250,104	34,054,698	24,118,599
Less: Other foreign taxes (Note 1)	252	—	—

Total investment income	25,250,356	34,054,698	24,118,599

EXPENSES
Investment advisory fees (Note 2)	3,611,763	2,981,840	4,317,689

Total expenses	3,611,763	2,981,840	4,317,689
Less investment advisory fees waived (Note 2)	(1,400,274)	—	—

Net expenses	2,211,489	2,981,840	4,317,689

Net investment income	23,038,867	31,072,858	19,800,910

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(28,218,798)	(43,700,249)	(92,859,666)
In-kind redemptions — unaffiliated	26,892,132	10,041,570	(4,452,190)
Futures contracts	—	(590,146)	(758,993)
Foreign currency transactions	(113,688)	(6,296)	(349,943)

Net realized loss	(1,440,354)	(34,255,121)	(98,420,792)

Net change in unrealized appreciation/depreciation on:
Investments	57,130,373	(55,602,670)	(91,471,393)
Futures contracts	—	312,747	278,571
Translation of assets and liabilities in foreign currencies	61,101	345,232	237,354

Net change in unrealized appreciation/depreciation	57,191,474	(54,944,691)	(90,955,468)

Net realized and unrealized gain (loss)	55,751,120	(89,199,812)	(189,376,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,789,987	$(58,126,954)	$(169,575,350)

[a]	Net of foreign withholding tax of $881,225, $903,841 and $4,251,231, respectively

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$170,055,144	$24,158,387	$46,049,160
Interest — unaffiliated	—	—	422
Interest — affiliated (Note 2)	3,279	482	4,306
Securities lending income — affiliated — net (Note 2)	728,401	251,934	3,329,571

	170,786,824	24,410,803	49,383,459
Less: Other foreign taxes (Note 1)	—	—	(2,244)

Total investment income	170,786,824	24,410,803	49,381,215

EXPENSES
Investment advisory fees (Note 2)	45,473,317	2,880,898	10,018,643

Total expenses	45,473,317	2,880,898	10,018,643

Net investment income	125,313,507	21,529,905	39,362,572

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(142,374,810)	(45,217,011)	(67,047,827)
In-kind redemptions — unaffiliated	298,870,838	3,697,126	—
Futures contracts	5,453,072	—	—
Foreign currency transactions	855,692	(380,297)	(459,759)

Net realized gain (loss)	162,804,792	(41,900,182)	(67,507,586)

Net change in unrealized appreciation/depreciation on:
Investments	(2,080,132,931)	(75,740,384)	(5,525,055)
Futures contracts	(4,751,116)	—	—
Translation of assets and liabilities in foreign currencies	1,873,533	47,084	(2,439,649)

Net change in unrealized appreciation/depreciation	(2,083,010,514)	(75,693,300)	(7,964,704)

Net realized and unrealized loss	(1,920,205,722)	(117,593,482)	(75,472,290)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,794,892,215)	$(96,063,577)	$(36,109,718)

[a]	Net of foreign withholding tax of $18,825,306, $68,601 and $8,589,579, respectively.

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility ETF		iShares MSCI Australia ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,038,867	$44,309,164	$31,072,858	$89,352,838
Net realized gain (loss)	(1,440,354)	43,296,827	(34,255,121)	(42,403,229)
Net change in unrealized appreciation/depreciation	57,191,474	(88,854,431)	(54,944,691)	(586,867,702)

Net increase (decrease) in net assets resulting from operations	78,789,987	(1,248,440)	(58,126,954)	(539,918,093)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,515,538)	(39,259,118)	(35,452,361)	(88,722,742)

Total distributions to shareholders	(27,515,538)	(39,259,118)	(35,452,361)	(88,722,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	421,283,479	1,101,077,585	198,757,400	286,641,003
Cost of shares redeemed	(147,345,985)	(227,950,517)	(163,697,440)	(477,049,572)

Net increase (decrease) in net assets from capital share transactions	273,937,494	873,127,068	35,059,960	(190,408,569)

INCREASE (DECREASE) IN NET ASSETS	325,211,943	832,619,510	(58,519,355)	(819,049,404)

NET ASSETS
Beginning of period	2,115,631,974	1,283,012,464	1,228,063,180	2,047,112,584

End of period	$2,440,843,917	$2,115,631,974	$1,169,543,825	$1,228,063,180

Undistributed net investment income included in net assets at end of period	$6,168,252	$10,644,923	$2,069,707	$6,449,210

SHARES ISSUED AND REDEEMED
Shares sold	6,100,000	15,700,000	10,800,000	12,800,000
Shares redeemed	(2,200,000)	(3,200,000)	(9,000,000)	(22,400,000)

Net increase (decrease) in shares outstanding	3,900,000	12,500,000	1,800,000	(9,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada ETF		iShares MSCI Japan ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,800,910	$51,171,586	$125,313,507	$198,077,924
Net realized gain (loss)	(98,420,792)	(185,598)	162,804,792	433,991,900
Net change in unrealized appreciation/depreciation	(90,955,468)	(888,177,701)	(2,083,010,514)	(336,921,644)

Net increase (decrease) in net assets resulting from operations	(169,575,350)	(837,191,713)	(1,794,892,215)	295,148,180

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,581,010)	(56,091,045)	(142,902,396)	(187,336,932)

Total distributions to shareholders	(23,581,010)	(56,091,045)	(142,902,396)	(187,336,932)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	396,836,503	422,191,995	2,740,286,619	8,592,356,336
Cost of shares redeemed	(158,363,967)	(1,384,361,375)	(2,442,972,435)	(4,281,553,914)

Net increase (decrease) in net assets from capital share transactions	238,472,536	(962,169,380)	297,314,184	4,310,802,422

INCREASE (DECREASE) IN NET ASSETS	45,316,176	(1,855,452,138)	(1,640,480,427)	4,418,613,670

NET ASSETS
Beginning of period	1,931,454,092	3,786,906,230	19,147,802,373	14,729,188,703

End of period	$1,976,770,268	$1,931,454,092	$17,507,321,946	$19,147,802,373

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,364,462)	$415,638	$(39,484,432)	$(21,895,543)

SHARES ISSUED AND REDEEMED
Shares sold	18,000,000	14,300,000	236,400,000	697,200,000
Shares redeemed	(7,200,000)	(48,900,000)	(212,400,000)	(366,600,000)

Net increase (decrease) in shares outstanding	10,800,000	(34,600,000)	24,000,000	330,600,000

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Capped ETF		iShares MSCI South Korea Capped ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$21,529,905	$23,159,039	$39,362,572	$33,901,757
Net realized loss	(41,900,182)	(218,038,852)	(67,507,586)	(284,471,604)
Net change in unrealized appreciation/depreciation	(75,693,300)	(502,228,529)	(7,964,704)	(1,094,121,115)

Net decrease in net assets resulting from operations	(96,063,577)	(697,108,342)	(36,109,718)	(1,344,690,962)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,536,309)	(30,297,965)	(75,311,690)	(50,182,957)

Total distributions to shareholders	(18,536,309)	(30,297,965)	(75,311,690)	(50,182,957)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	642,236,999	862,520,515	145,657,006	649,650,453
Cost of shares redeemed	(619,431,435)	(2,203,323,997)	(243,384,406)	(985,441,132)

Net increase (decrease) in net assets from capital share transactions	22,805,564	(1,340,803,482)	(97,727,400)	(335,790,679)

DECREASE IN NET ASSETS	(91,794,322)	(2,068,209,789)	(209,148,808)	(1,730,664,598)

NET ASSETS
Beginning of period	1,206,942,303	3,275,152,092	3,160,954,309	4,891,618,907

End of period	$1,115,147,981	$1,206,942,303	$2,951,805,501	$3,160,954,309

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,590,694	$597,098	$(114,454,881)	$(78,505,763)

SHARES ISSUED AND REDEEMED
Shares sold	12,200,000	14,400,000	2,850,000	10,650,000
Shares redeemed	(12,200,000)	(37,300,000)	(5,100,000)	(18,650,000)

Net decrease in shares outstanding	—	(22,900,000)	(2,250,000)	(8,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI All Country World Minimum Volatility ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$67.59	$68.25	$59.99	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.71	1.70	1.72	1.68	1.49
Net realized and unrealized gain (loss)[c]	1.89	(0.89)	8.18	4.20	4.67

Total from investment operations	2.60	0.81	9.90	5.88	6.16

Less distributions from:
Net investment income	(0.85)	(1.47)	(1.64)	(1.54)	(0.53)

Total distributions	(0.85)	(1.47)	(1.64)	(1.54)	(0.53)

Net asset value, end of period	$69.34	$67.59	$68.25	$59.99	$55.65

Total return	3.86%[d]	1.15%	16.70%	10.69%	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,440,844	$2,115,632	$1,283,012	$1,007,760	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.08%	2.41%	2.67%	2.83%	3.17%
Portfolio turnover rate[f]	12%	22%	24%	13%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 11%, 22%, 23%, 13%, and 22%, respectively. See Note 4.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$18.66	$27.15	$23.61	$23.39	$24.18	$20.92

Income from investment operations:
Net investment income[a]	0.45	1.23	1.10	1.02	1.04	0.99
Net realized and unrealized gain (loss)[b]	(1.30)	(8.49)	3.43	0.64	(0.72)	3.33

Total from investment operations	(0.85)	(7.26)	4.53	1.66	0.32	4.32

Less distributions from:
Net investment income	(0.51)	(1.23)	(0.99)	(1.44)	(1.11)	(1.06)

Total distributions	(0.51)	(1.23)	(0.99)	(1.44)	(1.11)	(1.06)

Net asset value, end of period	$17.30	$18.66	$27.15	$23.61	$23.39	$24.18

Total return	(4.69)%[c]	(27.31)%	19.76%	7.06%	1.84%	20.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,169,544	$1,228,063	$2,047,113	$1,916,849	$2,493,699	$3,090,425
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	4.96%	5.37%	4.28%	4.05%	4.61%	3.95%
Portfolio turnover rate[e]	6%	9%	6%	6%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$24.02	$32.93	$27.34	$27.52	$29.89	$26.10

Income from investment operations:
Net investment income[a]	0.24	0.54	0.59	0.60	0.53	0.53
Net realized and unrealized gain (loss)[b]	(2.29)	(8.85)	5.62	(0.10)	(2.33)	3.78

Total from investment operations	(2.05)	(8.31)	6.21	0.50	(1.80)	4.31

Less distributions from:
Net investment income	(0.29)	(0.60)	(0.62)	(0.68)	(0.57)	(0.52)

Total distributions	(0.29)	(0.60)	(0.62)	(0.68)	(0.57)	(0.52)

Net asset value, end of period	$21.68	$24.02	$32.93	$27.34	$27.52	$29.89

Total return	(8.52)%[c]	(25.48)%	23.00%	1.84%	(5.87)%	16.50%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,976,770	$1,931,454	$3,786,906	$3,428,223	$4,254,544	$5,092,547
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.51%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	2.18%	1.92%	1.97%	2.12%	1.94%	1.70%
Portfolio turnover rate[e]	4%	5%	6%	7%	5%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$12.15	$11.83	$10.97	$9.02	$9.80	$9.43

Income from investment operations:
Net investment income[a]	0.08	0.15	0.15	0.13	0.18	0.16
Net realized and unrealized gain (loss)[b]	(1.20)	0.30	0.88	1.97	(0.77)	0.37

Total from investment operations	(1.12)	0.45	1.03	2.10	(0.59)	0.53

Less distributions from:
Net investment income	(0.09)	(0.13)	(0.17)	(0.15)	(0.19)	(0.16)

Total distributions	(0.09)	(0.13)	(0.17)	(0.15)	(0.19)	(0.16)

Net asset value, end of period	$10.94	$12.15	$11.83	$10.97	$9.02	$9.80

Total return	(9.30)%[c]	3.84%	9.39%	23.46%	(5.96)%	5.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,507,322	$19,147,802	$14,729,189	$10,461,942	$4,629,034	$7,194,509
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.51%
Ratio of net investment income to average net assets[d]	1.31%	1.20%	1.31%	1.18%	1.95%	1.53%
Portfolio turnover rate[e]	1%	2%	2%	4%	3%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$52.70	$71.51	$61.93	$60.96	$58.39	$48.17

Income from investment operations:
Net investment income[a]	0.90	0.68	1.06	0.75	0.73	0.80
Net realized and unrealized gain (loss)[b]	(4.15)	(18.56)	9.61	0.85	2.76	10.15

Total from investment operations	(3.25)	(17.88)	10.67	1.60	3.49	10.95

Less distributions from:
Net investment income	(0.75)	(0.93)	(1.09)	(0.63)	(0.92)	(0.73)

Total distributions	(0.75)	(0.93)	(1.09)	(0.63)	(0.92)	(0.73)

Net asset value, end of period	$48.70	$52.70	$71.51	$61.93	$60.96	$58.39

Total return	(6.25)%[c]	(25.10)%	17.42%	2.53%	6.13%	22.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,115,148	$1,206,942	$3,275,152	$2,217,052	$1,182,700	$1,243,731
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.50%	0.53%	0.52%
Ratio of net investment income to average net assets[d]	3.56%	1.10%	1.61%	1.09%	1.26%	1.35%
Portfolio turnover rate[e]	3%	13%	19%	32%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$48.15	$66.42	$57.67	$55.97	$56.74	$47.76

Income from investment operations:
Net investment income[a]	0.63	0.46	0.25	0.23	0.23	0.29
Net realized and unrealized gain (loss)[b]	(1.02)	(18.07)	9.40	1.83	(0.63)	9.19

Total from investment operations	(0.39)	(17.61)	9.65	2.06	(0.40)	9.48

Less distributions from:
Net investment income	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)	(0.43)
Return of capital	—	—	—	—	—	(0.07)

Total distributions	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)	(0.50)

Net asset value, end of period	$46.56	$48.15	$66.42	$57.67	$55.97	$56.74

Total return	(1.18)%[c,d]	(26.58)%	16.83%	3.65%	(0.62)%	19.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,951,806	$3,160,954	$4,891,619	$3,376,516	$2,669,551	$4,071,225
Ratio of expenses to average net assets[e]	0.64%	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	2.52%	0.81%	0.39%	0.40%	0.42%	0.49%
Portfolio turnover rate[f]	6%	24%	13%	13%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -1.05%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012, and August 31, 2011 were 4%, 10%, 10%, 11%, 8%, and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Country World Minimum Volatility	Diversified
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico Capped	Non-diversified
MSCI South Korea Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI All Country World Minimum Volatility
Investments:
Assets:
Common Stocks	$2,428,040,121	$1,792,558	$8	$2,429,832,687
Preferred Stocks	1,468,500	—	—	1,468,500
Money Market Funds	53,590,623	—	—	53,590,623

Total	$2,483,099,244	$1,792,558	$8	$2,484,891,810

MSCI Australia
Investments:
Assets:
Common Stocks	$1,155,746,557	$—	$—	$1,155,746,557
Money Market Funds	6,556,731	—	—	6,556,731

Total	$1,162,303,288	$—	$—	$1,162,303,288

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$5,518	$—	$—	$5,518

Total	$5,518	$—	$—	$5,518

MSCI Canada
Investments:
Assets:
Common Stocks	$1,971,479,681	$—	$—	$1,971,479,681
Money Market Funds	10,699,652	—	—	10,699,652

Total	$1,982,179,333	$—	$—	$1,982,179,333

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$138,518	$—	$—	$138,518

Total	$138,518	$—	$—	$138,518

MSCI Japan
Investments:
Assets:
Common Stocks	$17,444,607,056	$—	$—	$17,444,607,056
Money Market Funds	53,049,066	—	—	53,049,066

Total	$17,497,656,122	$—	$—	$17,497,656,122

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(7,608,913)	$—	$—	$(7,608,913)

Total	$(7,608,913)	$—	$—	$(7,608,913)

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Mexico Capped
Investments:
Assets:
Common Stocks	$1,112,307,197	$—	$16	$1,112,307,213
Money Market Funds	50,910,905	—	—	50,910,905

Total	$1,163,218,102	$—	$16	$1,163,218,118

MSCI South Korea Capped
Investments:
Assets:
Common Stocks	$2,788,540,157	$—	$—	$2,788,540,157
Preferred Stocks	116,056,785	—	—	116,056,785
Money Market Funds	149,263,491	—	—	149,263,491

Total	$3,053,860,433	$—	$—	$3,053,860,433

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

The iShares MSCI South Korea Capped ETF had transfers from Level 2 to Level 1 during the six months ended February 29, 2016 in the amount of $34,531,387, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI All Country World Minimum Volatility
Credit Suisse Securities (USA) LLC	$896,681	$896,681	$—
Deutsche Bank AG	6,890	6,890	—
Goldman Sachs & Co.	10,660,122	10,660,122	—
JPMorgan Clearing Corp.	5,858,842	5,858,842	—
JPMorgan Securities PLC	812,193	812,193	—
Merrill Lynch, Pierce, Fenner & Smith	4,426,879	4,426,879	—
Morgan Stanley & Co. International PLC	5,283,424	5,283,424	—
Morgan Stanley & Co. LLC	18,722,187	18,722,187	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,470,440	1,470,440	—
State Street Bank & Trust Company	1,011,495	1,011,495	—
UBS Securities LLC	312,347	312,347	—

	$49,461,500	$49,461,500	$—

MSCI Australia
Credit Suisse Securities (USA) LLC	$7,554	$7,554	$—
Goldman Sachs & Co.	1,129,732	1,129,732	—
JPMorgan Clearing Corp.	112,144	112,144	—
Merrill Lynch, Pierce, Fenner & Smith	1,085,918	1,085,918	—
UBS Securities LLC	3,480,942	3,480,942	—

	$5,816,290	$5,816,290	$—

MSCI Canada
Credit Suisse Securities (USA) LLC	$1,648,694	$1,648,694	$—
Goldman Sachs & Co.	3,821,910	3,821,910	—
JPMorgan Clearing Corp.	2,360,070	2,360,070	—
Merrill Lynch, Pierce, Fenner & Smith	355,784	355,784	—
Nomura Securities International Inc.	579,829	579,829	—

	$8,766,287	$8,766,287	$—

MSCI Japan
Citigroup Global Markets Inc.	$3,225,175	$3,225,175	$—
Credit Suisse Securities (USA) LLC	7,338,047	7,338,047	—
Deutsche Bank Securities Inc.	3,588,563	3,588,563	—
Goldman Sachs & Co.	19,202,043	19,202,043	—
JPMorgan Clearing Corp.	228,196	228,196	—
Merrill Lynch, Pierce, Fenner & Smith	453,494	453,494	—
Mizuho Securities USA Inc.	1,388,348	1,388,348	—
Morgan Stanley & Co. LLC	6,996,461	6,996,461	—
Nomura Securities International Inc.	578,201	578,201	—
UBS Securities LLC	1,785,931	1,785,931	—

	$44,784,459	$44,784,459	$—

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Mexico Capped
Credit Suisse Securities (USA) LLC	$5,002,682	$5,002,682	$—
Deutsche Bank Securities Inc.	2,517,613	2,517,613	—
Goldman Sachs & Co.	9,217,696	9,217,696	—
Merrill Lynch, Pierce, Fenner & Smith	14,211,756	14,211,756	—
Morgan Stanley & Co. LLC	16,302,306	16,302,306	—
UBS Securities LLC	249,237	249,237	—

	$47,501,290	$47,501,290	$—

MSCI South Korea Capped
Citigroup Global Markets Inc.	$15,944,954	$15,944,954	$—
Credit Suisse Securities (USA) LLC	10,800,442	10,800,442	—
Deutsche Bank Securities Inc.	840,529	840,529	—
Goldman Sachs & Co.	11,982,232	11,982,232	—
HSBC Bank PLC	19,008,086	19,008,086	—
Jefferies LLC	967,898	967,898	—
JPMorgan Clearing Corp.	5,470,647	5,470,647	—
Merrill Lynch, Pierce, Fenner & Smith	11,120,842	11,120,842	—
Morgan Stanley & Co. LLC	55,342,656	55,342,656	—
UBS Securities LLC	8,386,551	8,386,551	—

	$139,864,837	$139,864,837	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, the iShares MSCI All Country World Minimum Volatility ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

waive a portion of its investment advisory fees for the Fund through December 31, 2018 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any. BFA has also contractually agreed to waive an additional portion of its investment advisory fees for the Fund through December 31, 2018 in order to limit total annual operating expenses after fee waiver to 0.20% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to the iShares MSCI South Korea Capped ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI All Country World Minimum Volatility	$53,117
MSCI Australia	27,492
MSCI Canada	8,951
MSCI Japan	174,113
MSCI Mexico Capped	64,367
MSCI South Korea Capped	769,174

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Country World Minimum Volatility	$36,871,598	$9,661,485
MSCI Japan	12,878,003	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s, respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI All Country World Minimum Volatility	$312,972,746	$265,339,204
MSCI Australia	70,649,658	73,903,775
MSCI Canada	68,024,526	66,135,625
MSCI Japan	251,662,197	267,760,902
MSCI Mexico Capped	52,215,192	38,096,818
MSCI South Korea Capped	186,729,501	365,113,130

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Country World Minimum Volatility	$389,395,943	$135,910,029
MSCI Australia	197,012,352	161,955,684
MSCI Canada	389,503,360	156,488,402
MSCI Japan	2,669,813,709	2,380,370,312
MSCI Mexico Capped	629,447,798	616,273,347

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Australia ETF	iShares MSCI Canada ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$5,518	$138,518

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
iShares MSCI Japan ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation) [b]	$7,608,913

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$(590,146)	$(758,993)	$5,453,072

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$312,747	$278,571	$(4,751,116)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 29, 2016:

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Average value of contracts purchased	$14,255,914	$5,052,926	$92,515,026

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund, except for the iShares MSCI All Country World Minimum Volatility ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI All Country World Minimum Volatility	$12,815,217	$—	$—	$—	$—	$12,815,217
MSCI Australia	112,709,424	529,868	24,006,125	23,348,244	12,127,364	172,721,025
MSCI Canada	173,857,295	5,107,471	27,886,883	68,928,677	14,903,919	290,684,245
MSCI Japan	323,800,260	44,443,527	116,295,478	173,577,101	139,228,194	797,344,560
MSCI Mexico Capped	104,624,381	853,150	8,973,988	2,789,471	22,863,665	140,104,655
MSCI South Korea Capped	31,222,228	—	60,990,953	226,591,665	78,503,704	397,308,550

[a]	Must be utilized prior to losses subject to expiration.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Country World Minimum Volatility	$2,354,644,978	$245,397,321	$(115,150,489)	$130,246,832
MSCI Australia	1,695,432,788	40,053,139	(573,182,639)	(533,129,500)
MSCI Canada	2,880,847,059	83,822,285	(982,490,011)	(898,667,726)
MSCI Japan	20,752,849,762	891,624,781	(4,146,818,421)	(3,255,193,640)
MSCI Mexico Capped	1,755,384,123	9,126,040	(601,292,045)	(592,166,005)
MSCI South Korea Capped	2,630,473,374	1,180,285,921	(756,898,862)	423,387,059

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements .

NOTES TO FINANCIAL STATEMENTS	63

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Country World Minimum Volatility	$0.740084	$—	$0.109161	$0.849245	87%	—%	13%	100%
MSCI Australia	0.354219	—	0.155154	0.509373	70	—	30	100
MSCI Canada	0.173327	—	0.116366	0.289693	60	—	40	100
MSCI Japan	0.086405	—	0.001319	0.087724	98	—	2	100
MSCI Mexico Capped	0.747835	—	—	0.747835	100	—	—	100
MSCI South Korea Capped	0.145909	—	1.056193	1.202102	12	—	88	100

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
➢	iShares MSCI BRIC ETF | BKF | NYSE Arca
➢	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
➢	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EMERGING MARKETS ETF

Performance as of February 29, 2016

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -8.16%, net of fees, while the total return for the Index was -8.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(22.66)%	(22.77)%	(22.65)%	(22.66)%	(22.77)%	(22.65)%
Since Inception	(6.27)%	(6.22)%	(6.26)%	(19.58)%	(19.46)%	(19.58)%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.40	$0.81	$1,000.00	$1,024.00	$0.86	0.17%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	25.80%
Information Technology	20.30
Consumer Discretionary	10.83
Consumer Staples	8.36
Industrials	8.05
Materials	7.04
Energy	6.56
Telecommunication Services	6.28
Health Care	3.61
Utilities	3.17

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

China	23.95%
South Korea	16.00
Taiwan	13.76
India	8.39
South Africa	6.71
Brazil	5.22
Mexico	4.45
Malaysia	3.55
Russia	3.25
Indonesia	2.89

TOTAL	88.17%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRIC ETF

Performance as of February 29, 2016

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -13.74%, net of fees, while the total return for the Index was -13.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(27.88)%	(28.02)%	(27.72)%	(27.88)%	(28.02)%	(27.72)%
5 Years	(9.15)%	(9.33)%	(8.34)%	(38.12)%	(38.70)%	(35.30)%
Since Inception	(6.99)%	(6.99)%	(6.60)%	(45.17)%	(45.21)%	(43.24)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$862.60	$3.43	$1,000.00	$1,021.20	$3.72	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*
Financials	29.74%
Information Technology	18.37
Energy	12.36
Telecommunication Services	7.78
Consumer Staples	7.48
Consumer Discretionary	6.35
Industrials	6.22
Health Care	4.15
Materials	4.12
Utilities	3.43

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/29/16

Country	Percentage of Total Investments*
China	58.00%
India	19.45
Brazil	13.71
Russia	8.84

TOTAL	100.00%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA ETF

Performance as of February 29, 2016

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI Emerging Markets Asia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -6.88%, net of fees, while the total return for the Index was -6.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.32)%	(21.87)%	(21.30)%	(21.32)%	(21.87)%	(21.30)%
Since Inception	(2.00)%	(1.98)%	(1.75)%	(7.87)%	(7.80)%	(6.91)%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$931.20	$2.35	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*
Information Technology	28.90%
Financials	24.49
Consumer Discretionary	8.84
Industrials	7.44
Telecommunication Services	6.89
Consumer Staples	6.55
Materials	5.48
Energy	5.07
Health Care	3.34
Utilities	3.00

TOTAL	100.00%

ALLOCATION BY COUNTRY

As of 2/29/16

Country	Percentage of Total Investments*
China	34.10%
South Korea	21.77
Taiwan	18.19
India	11.44
Malaysia	4.95
Indonesia	4.19
Thailand	3.30
Philippines	2.06

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

Performance as of February 29, 2016

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.75%, net of fees, while the total return for the Index was -5.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.07)%	(18.68)%	(17.57)%	(18.07)%	(18.68)%	(17.57)%
Since Inception	(3.54)%	(3.56)%	(2.90)%	(15.11)%	(15.17)%	(12.49)%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.50	$3.50	$1,000.00	$1,021.30	$3.62	0.72%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	17.95%
Consumer Discretionary	17.57
Information Technology	17.15
Industrials	15.19
Materials	10.35
Health Care	8.66
Consumer Staples	7.68
Utilities	2.90
Energy	1.49
Telecommunication Services	1.06

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

China	22.81%
South Korea	19.45
Taiwan	19.02
India	10.00
South Africa	4.66
Thailand	3.80
Malaysia	3.80
Mexico	3.44
Indonesia	2.41
Brazil	2.26

TOTAL	91.65%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 96.77%

BRAZIL — 3.55%
Aliansce Shopping Centers SA	332,400	$885,442
Alupar Investimento SA Units	243,600	771,944
Ambev SA	11,244,100	49,844,426
Arezzo Industria e Comercio SA	198,800	889,762
B2W Cia. Digital[a]	357,051	1,036,348
Banco Bradesco SA	1,909,452	11,166,021
Banco do Brasil SA	2,036,100	6,928,051
Banco Santander Brasil SA Units	1,019,600	3,830,578
BB Seguridade Participacoes SA	1,703,900	10,327,964
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	4,121,200	12,034,364
BR Malls Participacoes SA	1,093,000	3,697,077
BRF SA	1,577,800	20,380,197
CCR SA	2,131,700	6,765,856
CETIP SA – Mercados Organizados	559,417	5,328,049
Cia. de Saneamento Basico do Estado de Sao Paulo	824,900	4,687,002
Cia. Siderurgica Nacional SA	1,530,700	2,000,261
Cielo SA	2,060,792	16,059,397
Cosan SA Industria e Comercio	318,200	2,139,032
CPFL Energia SAa	523,105	2,195,324
Cyrela Brazil Realty SA Empreendimentos e Participacoes	677,700	1,396,512
Duratex SA	771,329	1,178,519
EcoRodovias Infraestrutura e Logistica SA	785,600	892,346
EDP – Energias do Brasil SA	657,600	2,103,699
Embraer SA	1,609,200	12,212,661
Equatorial Energia SA	457,476	4,401,969
Estacio Participacoes SA	717,600	2,301,052
EZ TEC Empreendimentos e Participacoes SA	206,957	696,912
Fibria Celulose SA	613,200	6,780,288
Fleury SA	283,500	1,161,272
Gafisa SAa	1,281,200	856,430
Hypermarcas SAa	832,700	5,273,299
Iguatemi Empresa de Shopping Centers SA	258,500	1,422,650

Security	Shares	Value
Iochpe Maxion SA	279,500	$663,051
JBS SA	1,873,700	5,367,823
JSL SA	252,500	418,792
Klabin SA Units	1,350,700	7,297,778
Kroton Educacional SA	3,341,356	8,371,653
Light SA	301,900	614,528
Linx SA	110,800	1,294,750
Localiza Rent A Car SA	392,835	2,269,564
Lojas Americanas SA	372,525	1,124,325
Lojas Renner SA	1,576,000	7,128,892
M. Dias Branco SA	92,300	1,471,493
Magnesita Refratarios SAa	175,960	680,086
Marfrig Global Foods SAa	756,400	1,188,023
Minerva SAa	356,400	1,057,745
MRV Engenharia e Participacoes SA	766,400	2,041,525
Multiplan Empreendimentos Imobiliarios SA	223,500	2,640,348
Multiplus SA	145,400	971,940
Natura Cosmeticos SA	434,000	2,898,932
Odontoprev SA	764,000	1,948,735
Petroleo Brasileiro SAa	7,467,500	13,792,910
Porto Seguro SA	306,200	1,818,286
Qualicorp SA	587,300	1,900,943
Raia Drogasil SA	534,800	6,183,537
Sao Martinho SA	143,800	1,762,402
SLC Agricola SA	229,400	1,060,729
Smiles SA	130,100	952,055
Somos Educacao SA	300,100	754,153
Sonae Sierra Brasil SA	105,800	392,167
Sul America SA	480,489	1,937,991
TIM Participacoes SA	1,981,300	3,460,416
TOTVS SA	309,100	2,446,825
Tractebel Energia SA	394,800	3,502,234
Transmissora Alianca de Energia Eletrica SA Units	205,700	974,921
Ultrapar Participacoes SA	862,500	13,622,528
Vale SA	3,442,900	10,218,041
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	179,800	1,774,369
Via Varejo SA	469,900	511,313
WEG SA	1,399,460	4,638,725

		322,799,232

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
CHILE — 1.19%
AES Gener SA	5,433,684	$2,444,904
Aguas Andinas SA Series A	6,672,523	3,477,087
Banco de Chile	59,132,513	6,059,200
Banco de Credito e Inversiones	94,613	3,807,532
Banco Santander Chile	159,191,287	6,907,415
Cencosud SA	3,040,595	6,632,991
Cia. Cervecerias Unidas SA	384,833	3,787,353
Cia. Sud Americana de Vapores SAa	35,234,795	696,735
Colbun SA	19,599,772	5,091,963
CorpBanca SA	387,836,822	3,193,786
E.CL SA	1,431,463	2,171,761
Empresa Nacional de Electricidad SA/Chile	8,039,736	10,651,768
Empresa Nacional de Telecomunicaciones SA	300,487	2,562,821
Empresas CMPC SA	2,905,636	6,681,896
Empresas COPEC SA	1,081,628	9,147,411
Enersis Americas SA	46,831,463	11,857,995
Inversiones Aguas Metropolitanas SA	1,226,414	1,780,008
Inversiones La Construccion SA	134,289	1,501,675
LATAM Airlines Group SAa	704,061	4,011,886
Parque Arauco SA	1,667,306	2,740,251
SACI Falabella	1,201,175	7,802,754
SalfaCorp SA	1,714,224	916,999
SONDA SA	1,310,472	2,261,665
Vina Concha y Toro SA	1,133,278	1,898,773

		108,086,629
CHINA — 23.82%
21Vianet Group Inc. ADR[a,b]	92,496	1,624,230
361 Degrees International Ltd.	3,097,000	876,192
500.com Ltd. ADR[a,b]	35,955	671,280
51job Inc. ADR[a,b]	36,051	1,002,218
58.com Inc. ADR[a,b]	92,828	4,919,884
AAC Technologies Holdings Inc.	1,813,000	12,578,377
Agile Property Holdings Ltd.[b]	4,040,500	1,865,370
Agricultural Bank of China Ltd. Class H	55,444,000	18,252,817
AGTech Holdings Ltd.[a,b]	5,772,000	1,395,467
Air China Ltd. Class H	4,386,000	2,600,189
Ajisen (China) Holdings Ltd.	2,787,000	1,021,450

Security	Shares	Value
Alibaba Group Holding Ltd. ADR[a,b]	1,200,817	$82,628,218
Alibaba Health Information Technology Ltd.[a]	6,218,000	3,294,453
Alibaba Pictures Group Ltd.[a,b]	25,490,000	5,277,535
Aluminum Corp. of China Ltd. Class Ha,b	10,240,000	3,502,813
Anhui Conch Cement Co. Ltd. Class H	2,998,500	5,953,697
Anhui Expressway Co. Ltd. Class H	1,406,000	1,086,664
ANTA Sports Products Ltd.[b]	2,517,000	5,690,330
APT Satellite Holdings Ltd.[b]	1,247,000	973,398
Asia Cement China Holdings Corp.	1,418,000	286,293
AVIC International Holding HK Ltd.[a,b]	9,878,000	812,988
AviChina Industry & Technology Co. Ltd. Class H	5,275,000	3,602,072
Baidu Inc.[a]	328,395	56,950,261
Bank of China Ltd. Class H	191,582,000	71,694,041
Bank of Communications Co. Ltd. Class H	21,344,000	12,186,925
Baoxin Auto Group Ltd.[b]	2,233,500	1,401,655
Beijing Capital International Airport Co. Ltd. Class H	3,936,000	3,426,724
Beijing Capital Land Ltd. Class H	2,988,000	1,060,535
Beijing Enterprises Holdings Ltd.	1,292,500	6,008,613
Beijing Enterprises Medical & Health Group Ltd.[a,b]	13,974,000	898,517
Beijing Enterprises Water Group Ltd.[b]	11,266,000	5,911,059
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,206,000	1,231,411
Belle International Holdings Ltd.	11,502,000	7,484,439
Biostime International Holdings Ltd.[b]	492,500	1,545,366
Bitauto Holdings Ltd. ADR[a,b]	52,454	1,085,273
Boer Power Holdings Ltd.[b]	837,000	1,339,002
Bosideng International Holdings Ltd.[b]	11,154,000	889,319
Brilliance China Automotive Holdings Ltd.	7,482,000	6,100,176

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Byd Co. Ltd. Class Ha,b	1,568,500	$7,785,871
BYD Electronic International Co. Ltd.[a]	2,208,500	1,241,121
C C Land Holdings Ltd.	4,268,000	1,361,167
CAR Inc.[a,b]	2,233,000	2,549,982
Carnival Group International Holdings Ltd.[a,b]	9,987,000	1,438,429
Central China Securities Co. Ltd. Class H	3,141,000	1,248,136
Century Sunshine Group Holdings Ltd.	7,150,000	390,778
CGN Power Co. Ltd. Class Hc	22,237,000	6,405,597
Chaowei Power Holdings Ltd.[a,b]	1,987,000	1,024,655
Cheetah Mobile Inc. ADR[a,b]	38,029	563,590
China Aerospace International Holdings Ltd.[b]	6,368,000	777,969
China Agri-Industries Holdings Ltd.[a]	6,258,200	1,730,307
China Aircraft Leasing Group Holdings Ltd.[b]	774,000	625,081
China Animal Healthcare Ltd.[a,b]	1,237,000	49,361
China Aoyuan Property Group Ltd.[b]	4,691,000	856,622
China BlueChemical Ltd. Class H	5,668,000	1,253,700
China Cinda Asset Management Co. Ltd. Class H	21,578,000	6,465,505
China CITIC Bank Corp. Ltd. Class Ha	19,658,000	10,845,061
China Coal Energy Co. Ltd. Class Hb	6,753,000	2,257,904
China Communications Construction Co. Ltd. Class H	10,700,000	9,632,016
China Communications Services Corp. Ltd. Class H	6,506,000	2,618,748
China Conch Venture Holdings Ltd.[b]	3,471,000	5,427,797
China Construction Bank Corp. Class H	203,040,000	118,803,264
China COSCO Holdings Co. Ltd. Class Ha,b	5,863,000	2,005,566
China Datang Corp. Renewable Power Co. Ltd. Class Ha	9,787,000	1,057,217

Security	Shares	Value
China Dongxiang Group Co. Ltd.	8,731,000	$1,886,291
China Dynamics Holdings Ltd.[a,b]	11,860,000	362,992
China Electronics Corp. Holdings Co. Ltd.[b]	2,898,000	894,427
China Everbright Bank Co. Ltd. Class H	8,237,000	3,273,127
China Everbright International Ltd.[b]	6,452,000	6,861,756
China Everbright Ltd.	2,338,000	4,311,506
China Fiber Optic Network System Group Ltd.[a,b]	7,786,800	580,794
China Foods Ltd.[a]	2,646,000	949,357
China Galaxy Securities Co. Ltd. Class H	8,171,500	5,748,102
China Gas Holdings Ltd.[b]	4,328,000	5,766,103
China Harmony New Energy Auto Holding Ltd.[b]	2,106,000	1,151,019
China High Speed Transmission Equipment Group Co. Ltd.[a]	2,656,000	1,752,188
China Huarong Energy Co. Ltd.[a,b]	19,250,500	571,860
China Huishan Dairy Holdings Co. Ltd.[b]	11,851,000	4,450,135
China Huiyuan Juice Group Ltd.[a]	2,385,000	944,658
China Innovationpay Group Ltd.[a,b]	16,472,000	741,395
China International Marine Containers Group Co. Ltd. Class H	1,311,800	1,879,266
China Jinmao Holdings Group Ltd.	10,012,000	2,497,802
China Lesso Group Holdings Ltd.	3,151,000	1,795,095
China Life Insurance Co. Ltd. Class H	18,134,000	39,457,480
China Lilang Ltd.	2,008,000	1,221,406
China Longyuan Power Group Corp. Ltd.	7,852,000	4,301,553
China LotSynergy Holdings Ltd.[b]	26,480,000	824,079

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
China Lumena New Materials Corp.[a,b]	2,584,000	$23,892
China Medical System Holdings Ltd.	2,976,000	3,788,816
China Mengniu Dairy Co. Ltd.	6,826,000	9,813,941
China Merchants Bank Co. Ltd. Class H	11,050,464	20,690,799
China Merchants Holdings International Co. Ltd.[b]	2,874,000	7,964,700
China Merchants Land Ltd.[b]	3,958,000	580,251
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	14,130,100	11,593,145
China Mobile Ltd.	14,851,000	156,986,709
China Modern Dairy Holdings Ltd.[b]	6,350,000	1,249,397
China National Building Material Co. Ltd. Class H	7,194,000	3,182,469
China National Materials Co. Ltd. Class H	3,363,000	596,817
China New City Commercial Development Ltd.[a]	296,000	294,624
China New Town Development Co. Ltd.[a]	10,607,500	368,309
China Ocean Shipbuilding Industry Group Ltd.[a,b]	32,775,000	771,310
China Oceanwide Holdings Ltd.[a,b]	11,616,000	1,284,667
China Oil and Gas Group Ltd.[a,b]	19,688,000	1,114,011
China Oilfield Services Ltd. Class Hb	4,452,000	3,274,813
China Overseas Grand Oceans Group Ltd.[b]	3,290,000	1,066,183
China Overseas Land & Investment Ltd.	9,560,000	28,399,144
China Pacific Insurance Group Co. Ltd. Class H	6,440,200	20,829,206
China Petroleum & Chemical Corp. Class H	61,448,200	34,216,252
China Power International Development Ltd.	8,243,000	3,445,117
China Power New Energy Development Co. Ltd.[b]	13,420,000	1,018,216

Security	Shares	Value
China Railway Construction Corp. Ltd. Class H	4,804,500	$4,553,560
China Railway Group Ltd. Class H	9,719,000	6,136,750
China Rare Earth Holdings Ltd.[a,b]	9,741,200	688,986
China Regenerative Medicine International Ltd.[a,b]	30,950,000	1,233,837
China Resources Beer Holdings Co. Ltd.	3,048,000	4,938,794
China Resources Gas Group Ltd.	2,214,000	5,779,750
China Resources Land Ltd.	6,753,777	16,119,815
China Resources Power Holdings Co. Ltd.	4,750,000	7,684,394
China SCE Property Holdings Ltd.[b]	5,668,200	1,137,117
China Shanshui Cement Group Ltd.[a,b]	3,521,000	393,886
China Shenhua Energy Co. Ltd. Class H	8,139,500	11,430,250
China Shineway Pharmaceutical Group Ltd.	1,420,000	1,676,357
China Shipping Container Lines Co. Ltd. Class Ha,b	8,705,000	1,679,173
China Singyes Solar Technologies Holdings Ltd.[b]	1,835,000	861,320
China Southern Airlines Co. Ltd. Class H	4,402,000	2,468,152
China State Construction International Holdings Ltd.	4,540,000	6,971,008
China Suntien Green Energy Corp. Ltd. Class H	7,014,000	829,830
China Taiping Insurance Holdings Co. Ltd.[a]	4,071,508	7,853,838
China Telecom Corp. Ltd. Class H	33,768,000	16,197,558
China Traditional Chinese Medicine Co. Ltd.[a,b]	4,642,000	2,537,052
China Travel International Investment Hong Kong Ltd.[b]	6,660,000	2,312,455
China Unicom Hong Kong Ltd.	14,696,000	16,744,348
China Vanke Co. Ltd. Class H	3,218,787	7,252,065
China Water Affairs Group Ltd.	2,874,000	1,260,307
China Yurun Food Group Ltd.[a,b]	5,561,000	836,708

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
China ZhengTong Auto Services Holdings Ltd.	2,951,500	$1,032,398
Chinasoft International Ltd.[a,b]	4,140,000	1,378,909
Chongqing Changan Automobile Co. Ltd. Class B	2,095,900	3,692,551
Chongqing Rural Commercial Bank Co. Ltd. Class H	6,179,000	2,892,377
CIFI Holdings Group Co. Ltd.[b]	7,914,000	1,587,655
CIMC Enric Holdings Ltd.[b]	1,738,000	916,366
CITIC Ltd.	10,529,000	14,325,446
CITIC Resources Holdings Ltd.[a,b]	9,184,000	732,249
CITIC Securities Co. Ltd. Class H	5,276,500	10,151,095
CNOOC Ltd.	43,056,000	44,073,965
Cogobuy Group[a,b,c]	1,123,000	1,286,746
Colour Life Services Group Co. Ltd.	1,040,000	720,871
Comba Telecom Systems Holdings Ltd.[b]	4,279,491	660,403
Concord New Energy Group Ltd.[b]	15,460,000	666,024
Coolpad Group Ltd.[a]	7,812,000	1,155,302
COSCO International Holdings Ltd.[b]	2,010,000	1,000,328
COSCO Pacific Ltd.	3,556,000	3,717,814
Country Garden Holdings Co. Ltd.	13,787,733	5,017,815
CPMC Holdings Ltd.[b]	1,724,000	886,814
Credit China Holdings Ltd.[b]	5,392,000	2,413,040
CRRC Corp. Ltd. Class Hb	10,620,750	9,697,257
CSPC Pharmaceutical Group Ltd.	10,490,000	8,350,289
CT Environmental Group Ltd.[b]	7,054,000	1,977,549
Ctrip.com International Ltd.[a,b]	320,429	13,111,955
Dah Chong Hong Holdings Ltd.[b]	2,911,000	1,171,715
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,439,400	5,904,832
Daphne International Holdings Ltd.[a]	4,536,000	559,989
Datang International Power Generation Co. Ltd. Class H	6,248,000	1,631,069
Dawnrays Pharmaceutical Holdings Ltd.[b]	1,644,000	1,116,275

Security	Shares	Value
Dazhong Transportation Group Co. Ltd. Class B	1,307,000	$1,432,472
Digital China Holdings Ltd.	2,340,000	2,702,263
Dongfeng Motor Group Co. Ltd. Class H	6,606,000	7,705,152
Dongjiang Environmental Co. Ltd. Class Hb	617,100	791,993
Dongyue Group Ltd.	5,562,000	865,469
Double Coin Holdings Ltd. Class B	624,600	664,574
Eastern Communications Co. Ltd. Class B	977,400	702,751
ENN Energy Holdings Ltd.[b]	1,866,000	8,530,738
EverChina International Holdings Co. Ltd.[a]	16,300,000	576,442
Evergrande Real Estate Group Ltd.[b]	10,360,000	6,767,976
Fantasia Holdings Group Co. Ltd.[b]	6,232,500	657,221
Far East Horizon Ltd.[b]	4,780,000	3,534,525
FDG Electric Vehicles Ltd.[a,b]	35,655,000	1,856,995
First Tractor Co. Ltd. Class Hb	1,252,000	695,542
Fosun International Ltd.	5,299,000	6,814,426
Fufeng Group Ltd.[b]	2,924,400	936,422
Fullshare Holdings Ltd.[a]	9,877,500	2,527,758
Future Land Holdings Co. Ltd. Class Aa,d	1,065,838	2,147,271
GCL-Poly Energy Holdings Ltd.[b]	32,881,000	4,778,140
Geely Automobile Holdings Ltd.	13,040,000	4,829,536
GF Securities Co. Ltd.[a,b]	3,401,600	6,272,891
Glorious Property Holdings Ltd.[a]	8,710,000	873,671
Golden Eagle Retail Group Ltd.[b]	1,684,000	1,946,871
GOME Electrical Appliances Holding Ltd.[b]	29,563,000	3,915,805
Goodbaby International Holdings Ltd.[a,b]	2,966,000	1,281,580
Great Wall Motor Co. Ltd. Class H	7,487,500	5,382,500
Greatview Aseptic Packaging Co. Ltd.[b]	3,436,000	1,427,220
Greentown China Holdings Ltd.[a]	1,783,500	1,426,589
Guangdong Investment Ltd.	7,054,000	8,572,404
Guangdong Land Holdings Ltd.[a]	2,868,000	700,758
Guangzhou Automobile Group Co. Ltd. Class H	5,328,000	4,604,356

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Guangzhou R&F Properties Co. Ltd. Class H	2,538,000	$2,996,192
Haier Electronics Group Co. Ltd.	3,219,000	4,810,193
Haitian International Holdings Ltd.	1,828,000	2,440,107
Haitong Securities Co. Ltd. Class H	7,824,800	11,390,821
Hanergy Thin Film Power Group Ltd.[a,b]	12,274,612	16
Hangzhou Steam Turbine Co. Ltd. Class B	831,400	1,176,366
Harbin Electric Co. Ltd. Class Hb	2,462,000	832,682
HC International Inc.[a,b]	1,318,000	722,039
Hengan International Group Co. Ltd.[b]	1,814,500	14,362,181
Hengdeli Holdings Ltd.[b]	9,570,800	935,400
Hi Sun Technology (China) Ltd.[a,b]	5,472,000	823,317
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	1,398,000	481,812
Homeinns Hotel Group ADR[a,b]	41,652	1,451,572
Honbridge Holdings Ltd.[a]	4,609,705	308,256
Honghua Group Ltd.[a,b]	11,080,000	577,072
Hopson Development Holdings Ltd.[a]	1,774,000	1,733,814
Hua Han Health Industry Holdings Ltd. Class Hb	13,624,288	1,401,649
Hua Hong Semiconductor Ltd.[a,c]	1,078,000	991,197
Huabao International Holdings Ltd.[a,b]	5,567,000	1,918,631
Huadian Power International Corp. Ltd. Class H	3,996,000	2,168,569
Huajun Holdings Ltd.	424,000	44,166
Huaneng Power International Inc. Class H	10,276,000	7,994,933
Huaneng Renewables Corp. Ltd. Class H	10,290,000	2,381,899
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	438,600	723,251
Huatai Securities Co. Ltd.[a,c]	3,186,000	5,998,218
iKang Healthcare Group Inc. ADR[a,b]	73,844	1,535,955

Security	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	178,021,000	$87,909,909
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,891,816	2,099,458
Intime Retail Group Co. Ltd.[b]	2,792,500	2,179,803
JD.com Inc. ADR[a,b]	419,196	10,777,529
Jiangsu Expressway Co. Ltd. Class H	3,052,000	3,587,287
Jiangxi Copper Co. Ltd. Class H	3,324,000	3,466,708
JinkoSolar Holding Co. Ltd.[a,b]	38,238	913,888
Ju Teng International Holdings Ltd.	2,914,000	1,161,680
Jumei International Holding Ltd. ADR[a,b]	123,687	777,991
K Wah International Holdings Ltd.	2,459,000	869,614
Kaisa Group Holdings Ltd.[a,b]	2,773,000	117,822
Kama Co. Ltd.[a]	754,700	843,755
Kingboard Chemical Holdings Ltd.	1,636,200	2,386,079
Kingboard Laminates Holdings Ltd.	3,168,500	1,242,765
Kingdee International Software Group Co. Ltd.[b]	5,286,000	1,747,011
Kingsoft Corp. Ltd.[b]	2,133,000	4,218,738
Konka Group Co. Ltd. Class B	1,886,800	715,786
Kunlun Energy Co. Ltd.	7,786,000	5,567,043
KWG Property Holding Ltd.	3,103,500	1,827,901
Lao Feng Xiang Co. Ltd. Class B	540,717	2,036,340
Launch Tech Co. Ltd.[a]	520,500	444,451
Lee & Man Paper Manufacturing Ltd.	3,815,000	2,222,430
Lenovo Group Ltd.[b]	17,086,000	14,260,031
Leyou Technologies Holdings Ltd.[a,b]	7,870,000	850,138
Li Ning Co. Ltd.[a,b]	3,985,500	1,742,598
Lianhua Supermarket Holdings Co. Ltd. Class Ha,b	2,110,000	640,368
Lifetech Scientific Corp.[a,b]	5,024,000	794,676
Livzon Pharmaceutical Group Inc. Class H	245,070	1,030,560
Longfor Properties Co. Ltd.	3,602,500	4,424,281
Lonking Holdings Ltd.	9,240,000	1,188,249
Luthai Textile Co. Ltd. Class B	991,692	1,304,631

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Luye Pharma Group Ltd.[a,b]	3,604,500	$2,897,080
Microport Scientific Corp.[a,b]	2,865,000	1,149,515
MIE Holdings Corp.[a]	5,122,000	559,879
Minth Group Ltd.	1,742,000	3,149,697
MMG Ltd.[a,b]	5,992,000	1,225,192
Momo Inc. ADR[a,b]	57,849	681,461
National Agricultural Holdings Ltd.[a,b]	2,700,000	701,375
NetDragon Websoft Inc.[b]	497,000	1,224,580
Netease Inc.	96,989	13,055,689
New China Life Insurance Co. Ltd. Class H	1,949,100	5,639,648
New Oriental Education & Technology Group Inc. ADR	164,840	5,131,469
New World China Land Ltd.[b]	6,518,000	6,219,474
New World Department Store China Ltd.	3,809,000	475,136
Nexteer Automotive Group Ltd.[b]	2,033,000	1,924,202
Nine Dragons Paper (Holdings) Ltd.	4,155,000	2,773,153
Noah Holdings Ltd. ADR[a,b]	39,401	933,804
North Mining Shares Co. Ltd.[a,b]	44,820,000	518,740
Parkson Retail Group Ltd.[b]	7,362,000	871,002
PAX Global Technology Ltd.[b]	2,065,000	2,174,900
People’s Insurance Co. Group of China Ltd. (The) Class H	16,401,000	5,926,687
PetroChina Co. Ltd. Class H	50,984,000	32,716,725
Phoenix Healthcare Group Co. Ltd.[b]	1,220,500	1,079,845
Phoenix Satellite Television Holdings Ltd.[b]	5,852,000	1,121,311
PICC Property & Casualty Co. Ltd. Class H	9,555,360	14,426,153
Ping An Insurance Group Co. of China Ltd. Class H	12,665,500	53,586,280
Poly Property Group Co. Ltd.[b]	5,669,000	1,545,531
Qihoo 360 Technology Co. Ltd. ADR[a,b]	115,359	8,292,005
Qunar Cayman Islands Ltd. ADR[a,b]	69,822	2,589,698
Real Nutriceutical Group Ltd.[b]	5,347,000	453,826
Renhe Commercial Holdings Co. Ltd.[a,b]	39,234,000	1,589,310
REXLot Holdings Ltd.[b]	19,550,000	180,764
Road King Infrastructure Ltd.[b]	1,394,000	1,089,938

Security	Shares	Value
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	3,791,000	$775,151
Semiconductor Manufacturing International Corp.[a]	66,130,000	5,442,693
Shandong Airlines Co. Ltd. Class B	383,600	846,508
Shandong Chenming Paper Holdings Ltd. Class H	1,593,000	1,116,472
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	560,000	763,360
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,060,000	3,253,538
Shang Gong Group Co. Ltd. Class Ba	829,300	892,327
Shanghai Baosight Software Co. Ltd. Class B	332,500	1,000,160
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	1,319,800	951,576
Shanghai Electric Group Co. Ltd. Class Hb	6,946,000	2,974,503
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class Hb	1,043,500	2,418,147
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	1,135,400	665,344
Shanghai Haixin Group Co. Class B	1,259,600	866,605
Shanghai Industrial Holdings Ltd.	1,330,000	2,863,139
Shanghai Industrial Urban Development Group Ltd.[b]	5,920,000	1,050,597
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	3,520,000	1,326,312
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	467,800	889,288
Shanghai Jinjiang International Travel Co. Ltd. Class B	212,100	765,681
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,271,033	4,240,166

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,786,600	$3,216,553
Shanghai Potevio Co. Ltd. Class Ba	376,100	640,498
Shanghai Shibei Hi-Tech Co. Ltd. Class B	685,800	779,069
Shenzhen Expressway Co. Ltd. Class H	1,966,000	1,473,966
Shenzhen International Holdings Ltd.	2,924,250	4,429,913
Shenzhen Investment Ltd.	7,434,000	2,695,920
Shenzhou International Group Holdings Ltd.	1,398,000	7,155,263
Shimao Property Holdings Ltd.	3,409,000	4,410,221
Shougang Concord International Enterprises Co. Ltd.[a,b]	21,438,000	562,406
Shougang Fushan Resources Group Ltd.[b]	8,492,000	961,010
Shui On Land Ltd.	9,445,666	2,368,659
Sihuan Pharmaceutical Holdings Group Ltd.	6,629,000	1,696,432
Sina Corp.[a]	68,306	2,918,032
Sino Biopharmaceutical Ltd.	11,177,000	8,178,485
Sino Oil And Gas Holdings Ltd.[a,b]	39,160,000	956,823
Sino-Ocean Land Holdings Ltd.	8,427,500	3,684,793
Sinofert Holdings Ltd.	6,734,000	909,280
Sinolink Worldwide Holdings Ltd.[a,b]	6,686,000	756,632
Sinopec Engineering Group Co. Ltd. Class H	3,069,500	2,218,397
Sinopec Kantons Holdings Ltd.[b]	2,938,000	1,397,941
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	8,703,000	3,693,332
Sinopharm Group Co. Ltd. Class H	2,972,400	10,855,778
Sinosoft Technology Group Ltd.[b]	1,502,000	627,753
Sinotrans Ltd. Class H	4,783,000	1,783,749
Sinotrans Shipping Ltd.[b]	6,379,000	951,581
Skyworth Digital Holdings Ltd.	5,102,000	2,880,317
SMI Holdings Group Ltd.[b]	12,008,000	1,219,925
SOHO China Ltd.[b]	5,119,000	2,297,449

Security	Shares	Value
Sohu.com Inc.[a]	42,851	$1,862,733
SouFun Holdings Ltd. ADR	341,426	1,819,801
SSY Group Ltd.[b]	6,286,411	1,891,708
Sun Art Retail Group Ltd.[b]	6,111,500	3,693,865
Sunac China Holdings Ltd.[b]	4,783,000	3,075,429
Sunny Optical Technology Group Co. Ltd.[b]	1,855,000	4,293,899
Superb Summit International Group Ltd.[a,b]	6,035,000	55,801
TAL Education Group Class A ADR[a,b]	56,333	2,915,233
TCC International Holdings Ltd.[b]	5,300,000	790,623
TCL Communication Technology Holdings Ltd.	1,760,000	1,197,302
TCL Multimedia Technology Holdings Ltd.[b]	1,744,000	975,598
Tech Pro Technology Development Ltd.[a,b]	14,096,000	4,205,516
Technovator International Ltd.[a,b]	1,510,000	689,351
Tencent Holdings Ltd.	12,515,200	228,378,681
Tiangong International Co. Ltd.[b]	7,746,000	567,790
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	1,064,000	674,565
Tianjin Development Holdings Ltd.	2,028,000	964,951
Tianjin Port Development Holdings Ltd.	6,352,000	849,531
Tianneng Power International Ltd.[a]	2,010,000	1,369,958
Tibet Water Resources Ltd.[b]	4,897,000	1,561,770
Tingyi Cayman Islands Holding Corp.[b]	4,936,000	4,652,801
Tong Ren Tang Technologies Co. Ltd. Class H	1,688,000	2,596,205
Tongda Group Holdings Ltd.[b]	9,060,000	1,514,631
Towngas China Co. Ltd.[b]	3,261,000	1,660,662
TravelSky Technology Ltd. Class H	2,391,000	3,603,650
Tsingtao Brewery Co. Ltd. Class Hb	956,000	3,454,614
United Photovoltaics Group Ltd.[a]	11,110,000	842,949

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Universal Health International Group Holding Ltd.[b]	3,516,000	$474,759
V1 Group Ltd.[b]	17,932,000	945,470
Vinda International Holdings Ltd.[b]	694,000	1,081,677
Vipshop Holdings Ltd. ADR[a]	499,660	5,551,223
Viva China Holdings Ltd.[a,b]	9,632,000	891,835
Wanda Hotel Development Co. Ltd.[a]	1,378,999	133,003
Want Want China Holdings Ltd.[b]	14,438,000	9,562,020
Wasion Group Holdings Ltd.[b]	1,826,000	840,658
Weichai Power Co. Ltd. Class H	2,449,000	2,232,906
Weiqiao Textile Co. Class H	1,984,000	852,165
Welling Holding Ltd.[b]	4,786,000	646,245
West China Cement Ltd.[a,b]	6,408,000	1,343,215
Wisdom Sports Group[b]	2,060,000	871,562
Xiamen International Port Co. Ltd. Class Hb	3,120,000	565,730
Xingda International Holdings Ltd.	4,649,000	777,210
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,483,000	1,174,782
Xinyi Solar Holdings Ltd.[b]	7,184,000	2,013,994
XTEP International Holdings Ltd.	2,366,000	1,104,477
Yanchang Petroleum International Ltd.[a]	23,690,000	493,532
Yanzhou Coal Mining Co. Ltd. Class Hb	4,582,000	1,956,269
Yingde Gases Group Co. Ltd.	3,485,000	1,254,863
Youku Tudou Inc.[a]	152,041	4,162,883
Yuanda China Holdings Ltd.	13,324,000	556,869
YuanShengTai Dairy Farm Ltd.[a,b]	12,312,000	664,987
Yuexiu Property Co. Ltd.	18,604,880	2,607,887
Yuexiu REIT	2,987,000	1,563,382
Yuexiu Transport Infrastructure Ltd.[b]	2,410,000	1,472,130
Yuxing InfoTech Investment Holdings Ltd.[b]	3,134,000	918,902
Yuzhou Properties Co. Ltd.[b]	5,884,400	1,293,998
YY Inc. ADR[a]	40,234	2,094,180
Zhaojin Mining Industry Co. Ltd. Class Hb	2,383,500	1,872,801

Security	Shares	Value
Zhejiang Expressway Co. Ltd. Class H	3,812,000	$3,377,594
Zhonglu Co. Ltd. Class Ba	246,700	634,266
Zhongsheng Group Holdings Ltd.	2,074,000	936,163
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,285,000	6,287,720
Zijin Mining Group Co. Ltd. Class H	14,016,000	4,199,672
ZTE Corp. Class H	1,833,240	2,989,331

		2,168,484,211
COLOMBIA — 0.28%
Almacenes Exito SA	505,938	2,164,587
Cementos Argos SA	1,049,532	3,257,035
Corp. Financiera Colombiana SA	50,819	581,834
Corp. Financiera Colombiana SA New[a]	1,764	19,524
Corp. Financiera Colombiana SA/CD	195,907	2,228,802
Ecopetrol SA	13,056,116	4,484,441
Grupo Argos SA/Colombia	733,780	3,957,386
Grupo de Inversiones Suramericana SA	589,338	6,711,904
Interconexion Electrica SA ESP	1,012,799	2,364,909

		25,770,422
CZECH REPUBLIC — 0.17%
CEZ AS	385,748	5,683,765
Komercni Banka AS	40,055	7,463,365
Pegas Nonwovens SA	36,841	1,055,782
Philip Morris CR ASb	1,729	885,683

		15,088,595
EGYPT — 0.25%
Commercial International Bank Egypt SAE	2,505,577	10,707,033
Egypt Kuwait Holding Co. SAE	1,702,894	783,331
Egyptian Financial Group-Hermes Holding Co.[a]	1,422,762	1,288,291
Ezz Steel[a]	791,301	646,781
Global Telecom Holding SAE[a]	6,408,004	1,685,875
Global Telecom Holding SAE GDR[a]	237,338	303,793
Juhayna Food Industries	1,157,963	939,083
Orascom Telecom Media And Technology Holding SAE[a]	9,784,899	737,299

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Orascom Telecom Media And Technology Holding SAE GDR[a]	46,787	$27,511
Palm Hills Developments SAE[a]	4,163,708	1,212,413
Pioneers Holding For Financial Investments SAE[a]	1,021,756	884,733
Six of October Development & Investment[a]	963,922	843,273
South Valley Cement[a]	1,748,280	781,474
Talaat Moustafa Group	2,816,648	1,748,253

		22,589,143
GREECE — 0.40%
Alpha Bank AEa,b	3,451,561	5,887,962
Athens Water Supply & Sewage Co. SA (The)	83,562	384,060
Eurobank Ergasias SAa,b	4,585,985	2,820,323
FF Group	93,183	1,518,720
Hellenic Exchanges-Athens Stock Exchange SA	214,728	1,054,574
Hellenic Telecommunications Organization SA	602,234	4,992,748
Intralot SA-Integrated Lottery Systems & Services[a]	327,514	402,122
JUMBO SAa	266,615	3,244,535
Metka SA	94,416	668,872
Motor Oil Hellas Corinth Refineries SA	164,179	1,659,015
Mytilineos Holdings SA	282,143	1,011,656
National Bank of Greece SAa,b	13,280,461	2,885,978
OPAP SA	557,439	3,694,681
Piraeus Bank SAa	15,939,224	2,701,728
Piraeus Port Authority SA	19,784	246,992
Public Power Corp. SA	295,565	1,005,188
Titan Cement Co. SA	123,018	2,138,644

		36,317,798
HUNGARY — 0.26%
Magyar Telekom Telecommunications PLC[a]	1,394,505	2,086,224
MOL Hungarian Oil & Gas PLC	81,543	3,973,990
OTP Bank PLC	549,056	11,445,810
Richter Gedeon Nyrt	349,006	6,204,350

		23,710,374
INDIA — 8.34%
ACC Ltd.	137,660	2,401,933
Adani Enterprises Ltd.	880,067	755,629

Security	Shares	Value
Adani Ports & Special Economic Zone Ltd.	2,100,486	$6,038,226
Adani Power Ltd.[a]	2,470,635	992,948
Adani Transmissions Ltd.[a]	1,243,022	482,312
Aditya Birla Nuvo Ltd.	137,896	1,435,590
AIA Engineering Ltd.	132,285	1,560,257
Ajanta Pharma Ltd.	71,801	1,366,291
Alstom T&D India Ltd.	226,020	1,187,162
Amara Raja Batteries Ltd.	143,837	1,787,951
Ambuja Cements Ltd.	1,797,885	4,938,436
Apollo Hospitals Enterprise Ltd.	208,656	4,463,881
Apollo Tyres Ltd.	608,593	1,403,966
Arvind Ltd.	383,702	1,338,261
Ashok Leyland Ltd.	3,051,274	3,908,574
Asian Paints Ltd.	741,734	9,171,811
Aurobindo Pharma Ltd.	673,089	6,449,555
Axis Bank Ltd.	1,442,209	7,919,767
Bajaj Auto Ltd.	204,129	6,566,734
Balkrishna Industries Ltd.	127,347	1,060,837
Bayer CropScience Ltd./India	30,123	1,483,082
Berger Paints India Ltd.	509,013	1,668,566
Bharat Forge Ltd.	267,434	2,917,249
Bharat Petroleum Corp. Ltd.	345,365	3,882,675
Bharti Airtel Ltd.	2,930,511	13,512,257
Bharti Infratel Ltd.	1,419,957	7,403,283
Biocon Ltd.	188,654	1,294,455
Blue Dart Express Ltd.	15,833	1,237,774
Bosch Ltd.	18,692	4,571,994
Cadila Healthcare Ltd.	574,451	2,641,173
Cairn India Ltd.	1,176,508	2,028,047
Ceat Ltd.	61,115	846,544
Century Textiles & Industries Ltd.	95,171	583,057
CESC Ltd.	224,653	1,435,415
Cipla Ltd.	877,359	6,592,534
Coal India Ltd.	1,749,185	7,950,260
Container Corp. of India Ltd.	102,001	1,726,824
Credit Analysis & Research Ltd.	84,104	1,141,627
CRISIL Ltd.	70,228	1,829,520
Crompton Greaves Ltd.	975,981	1,852,831
Dabur India Ltd.	1,456,630	5,048,444
DCB Bank Ltd.[a]	777,726	810,404
Dewan Housing Finance Corp. Ltd.	521,797	1,171,327
Dish TV India Ltd.[a]	1,196,661	1,184,856

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Divi’s Laboratories Ltd.	234,071	$3,251,680
Dr. Reddy’s Laboratories Ltd.	289,824	12,860,477
Eicher Motors Ltd.	30,754	8,494,981
Exide Industries Ltd.	653,004	1,220,118
Federal Bank Ltd.	3,611,332	2,440,981
Finolex Cables Ltd.	366,477	1,274,703
GAIL (India) Ltd.	942,520	4,203,288
Gateway Distriparks Ltd.	331,163	1,150,177
GlaxoSmithKline Consumer Healthcare Ltd.	31,309	2,545,215
Glenmark Pharmaceuticals Ltd.	360,451	3,875,276
GMR Infrastructure Ltd.[a]	5,384,762	857,784
Godrej Consumer Products Ltd.	309,004	5,366,531
Godrej Industries Ltd.	291,587	1,243,480
GRUH Finance Ltd.	384,631	1,281,635
Gujarat Pipavav Port Ltd.[a]	471,967	1,011,875
Havells India Ltd.	702,816	2,795,857
HCL Technologies Ltd.	1,371,116	16,296,092
Hero Motocorp Ltd.	122,432	4,473,040
Hexaware Technologies Ltd.	297,166	1,020,375
Hindalco Industries Ltd.	3,402,920	3,419,083
Hindustan Unilever Ltd.	1,857,676	22,544,598
Housing Development & Infrastructure Ltd.[a]	888,869	797,611
Housing Development Finance Corp. Ltd.	3,639,186	56,392,092
ICICI Bank Ltd.	2,734,089	7,593,915
Idea Cellular Ltd.	2,802,246	4,271,454
IFCI Ltd.	2,393,731	736,398
India Cements Ltd. (The)[a]	711,947	691,398
Indiabulls Housing Finance Ltd.	737,364	6,200,108
Indian Hotels Co. Ltd.[a]	1,151,736	1,652,070
Infosys Ltd.	4,445,642	70,431,834
IRB Infrastructure Developers Ltd.	459,100	1,447,918
ITC Ltd.	5,453,268	23,562,421
Jain Irrigation Systems Ltd.	1,307,572	1,042,427
Jaiprakash Associates Ltd.[a]	5,799,183	597,504
Jammu & Kashmir Bank Ltd. (The)	854,718	791,325
Jindal Steel & Power Ltd.[a]	1,299,273	1,013,974
JSW Steel Ltd.	218,331	3,594,285
Jubilant Foodworks Ltd.	67,900	987,217
Kajaria Ceramics Ltd.	120,315	1,521,059
Karur Vysya Bank Ltd. (The)	277,432	1,614,721

Security	Shares	Value
KPIT Technologies Ltd.	494,774	$967,494
Larsen & Toubro Ltd.	793,501	12,477,999
LIC Housing Finance Ltd.	744,807	4,591,843
Lupin Ltd.	544,756	13,968,603
Mahindra & Mahindra Financial Services Ltd.	819,211	2,468,109
Mahindra & Mahindra Ltd.	904,251	16,229,604
Marico Ltd.	1,271,877	4,400,685
Marksans Pharma Ltd.	507,127	258,288
Maruti Suzuki India Ltd.	258,254	12,215,405
Max Financial Services Ltd.	384,751	1,891,564
Max India Ltd.	369,515	298,744
Max Ventures & Industries Ltd.[a]	73,903	298,755
MindTree Ltd.	139,326	2,904,313
Motherson Sumi Systems Ltd.	811,065	2,684,782
Mphasis Ltd.	233,861	1,437,515
MRF Ltd.	2,996	1,425,078
NCC Ltd./India	1,028,796	922,421
Nestle India Ltd.	64,183	4,697,530
NIIT Technologies Ltd.	122,409	750,555
NTPC Ltd.	2,864,024	5,001,839
Oil & Natural Gas Corp. Ltd.	2,095,235	5,943,516
Page Industries Ltd.	15,253	2,202,618
Persistent Systems Ltd.	135,652	1,204,760
PI Industries Ltd.	180,395	1,521,329
Piramal Enterprises Ltd.	188,551	2,502,348
Power Finance Corp. Ltd.	760,995	1,715,506
PTC India Ltd.	1,281,887	1,117,494
Rajesh Exports Ltd.	205,623	2,127,450
Rallis India Ltd.	462,134	994,171
Ramco Cements Ltd. (The)	260,574	1,370,560
Raymond Ltd.	175,872	1,024,260
Redington India Ltd.	790,321	1,186,203
Reliance Capital Ltd.	307,934	1,449,101
Reliance Communications Ltd.[a]	2,259,225	1,708,658
Reliance Industries Ltd.	3,138,758	44,341,694
Reliance Infrastructure Ltd.	278,379	1,667,426
Rural Electrification Corp. Ltd.	844,671	1,924,504
Shree Cement Ltd.	22,736	3,323,992
Shriram Transport Finance Co. Ltd.	388,742	4,576,560
Siemens Ltd.	199,978	2,881,671
Sintex Industries Ltd.	916,452	868,570
SKS Microfinance Ltd.[a]	289,214	2,042,145
Sobha Ltd.	248,586	871,005

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
SRF Ltd.	56,389	$870,661
State Bank of India	3,815,018	8,851,065
Strides Shasun Ltd.	124,055	1,594,630
Sun Pharma Advanced Research Co. Ltd.[a]	203,261	766,852
Sun Pharmaceuticals Industries Ltd.	2,341,018	29,214,399
Sun TV Network Ltd.	267,819	1,255,236
Sundaram Finance Ltd.	98,968	1,758,354
Suzlon Energy Ltd.[a]	6,375,959	1,257,953
Tata Communications Ltd.	232,471	1,124,219
Tata Consultancy Services Ltd.	1,144,406	36,406,912
Tata Elxsi Ltd.	26,079	645,734
Tata Global Beverages Ltd.	1,156,271	1,749,826
Tata Motors Ltd.[a]	1,987,866	8,706,809
Tata Motors Ltd. Class Aa	889,739	3,043,382
Tata Power Co. Ltd.	3,280,107	2,746,805
Tata Steel Ltd.	761,054	2,770,604
Tech Mahindra Ltd.	600,590	3,647,427
Thermax Ltd.	116,453	1,278,473
TTK Prestige Ltd.	15,560	963,731
Tube Investments of India Ltd.	261,069	1,380,031
TV18 Broadcast Ltd.[a]	1,905,748	938,600
TVS Motor Co. Ltd.	338,127	1,325,082
Ultratech Cement Ltd.	94,739	3,833,312
Union Bank of India	407,400	636,776
United Breweries Ltd.	199,730	2,343,781
United Spirits Ltd.[a]	150,522	5,830,926
UPL Ltd.	707,789	3,947,792
VA Tech Wabag Ltd.	154,547	1,014,804
Vakrangee Ltd.	314,434	981,558
Vijaya Bank	1,848,400	840,120
Voltas Ltd.	336,571	1,098,867
Welspun India Ltd.	78,444	930,724
Wipro Ltd.	1,513,828	11,509,960
Wockhardt Ltd.[a]	79,702	885,429
Zee Entertainment Enterprises Ltd.	1,469,302	7,995,537

		759,214,334
INDONESIA — 2.87%
Ace Hardware Indonesia Tbk PT	23,588,600	1,614,087
Adaro Energy Tbk PT	36,226,900	1,639,042
Adhi Karya Persero Tbk PT	5,166,300	1,008,379
AKR Corporindo Tbk PT	4,921,400	3,008,708

Security	Shares	Value
Alam Sutera Realty Tbk PT	30,510,700	$784,900
Aneka Tambang Persero Tbk PTa	30,901,243	841,165
Arwana Citramulia Tbk PT	18,555,600	784,020
Astra Agro Lestari Tbk PT	983,400	1,092,095
Astra International Tbk PT	48,492,800	24,659,815
Bank Bukopin Tbk	18,122,300	738,607
Bank Central Asia Tbk PT	29,819,900	30,049,593
Bank Danamon Indonesia Tbk PT	8,384,400	2,523,722
Bank Mandiri Persero Tbk PT	22,774,200	16,264,853
Bank Negara Indonesia Persero Tbk PT	18,105,900	6,871,630
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,001,700	550,521
Bank Rakyat Indonesia Persero Tbk PT	26,825,600	22,217,583
Bank Tabungan Negara Persero Tbk PT	12,281,876	1,524,672
Bumi Serpong Damai Tbk PT	19,402,100	2,444,850
Charoen Pokphand Indonesia Tbk PT	18,228,400	4,607,538
Ciputra Development Tbk PT	27,619,295	2,643,785
Eagle High Plantations Tbk PTa	34,115,800	581,693
Energi Mega Persada Tbk PTa	134,166,058	200,667
Gudang Garam Tbk PT	1,193,300	5,684,506
Hanjaya Mandala Sampoerna Tbk PT	920,500	7,568,724
Hanson International Tbk PTa	39,513,500	2,526,476
Indocement Tunggal Prakarsa Tbk PT	3,489,300	5,225,339
Indofood CBP Sukses Makmur Tbk PT	2,960,700	3,487,214
Indofood Sukses Makmur Tbk PT	10,519,800	5,546,260
Jasa Marga Persero Tbk PT	6,020,000	2,386,031
Kalbe Farma Tbk PT	54,114,800	5,260,936
Kawasan Industri Jababeka Tbk PT	61,989,613	1,075,500
Krakatau Steel Persero Tbk PTa	12,965,400	356,810
Link Net Tbk PTa	3,291,600	893,547
Lippo Cikarang Tbk PTa	2,042,800	935,698
Lippo Karawaci Tbk PT	47,386,200	3,632,280
Matahari Department Store Tbk PT	5,639,200	7,791,222

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Media Nusantara Citra Tbk PT	13,718,800	$1,908,239
Mitra Adiperkasa Tbk PTa	2,575,700	818,630
Modernland Realty Tbk PT	29,948,400	761,476
Multipolar Tbk PT	26,708,354	569,240
Pakuwon Jati Tbk PT	64,748,900	2,217,693
Panin Financial Tbk PTa	54,917,600	611,930
Pembangunan Perumahan Persero Tbk PT	5,918,800	1,633,291
Perusahaan Gas Negara Persero Tbk PT	26,047,400	5,132,732
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,851,400	946,568
Ramayana Lestari Sentosa Tbk PT	12,491,300	719,287
Salim Ivomas Pratama Tbk PT	5,962,200	160,960
Semen Indonesia Persero Tbk PT	7,118,500	5,456,523
Sugih Energy Tbk PTa	56,236,200	1,640,152
Summarecon Agung Tbk PT	25,771,200	3,073,965
Surya Citra Media Tbk PT	15,408,100	3,341,571
Tambang Batubara Bukit Asam Persero Tbk PT	2,425,000	920,347
Telekomunikasi Indonesia Persero Tbk PT	120,030,200	29,172,760
Timah Persero Tbk PT	15,789,752	673,060
Tower Bersama Infrastructure Tbk PTa	5,223,800	2,256,016
Unilever Indonesia Tbk PT	3,759,300	12,517,412
United Tractors Tbk PT	4,047,500	4,699,180
Wijaya Karya Persero Tbk PT	6,362,900	1,239,557
XL Axiata Tbk PTa	7,734,300	2,255,741

		261,748,798
MALAYSIA — 3.53%
AEON Credit Service M Bhd[b]	299,600	849,282
AirAsia Bhd	3,135,700	1,096,190
Alliance Financial Group Bhd	3,145,300	2,730,165
AMMB Holdings Bhd[b]	4,667,400	4,806,146
Astro Malaysia Holdings Bhd[b]	4,754,700	3,086,880
Axiata Group Bhd	6,390,200	8,996,429
Berjaya Corp. Bhd[b]	9,387,400	892,975
Berjaya Sports Toto Bhd	1,612,973	1,227,471
British American Tobacco Malaysia Bhd	336,900	4,488,261
Bumi Armada Bhd[a,b]	6,679,500	1,532,870

Security	Shares	Value
Bursa Malaysia Bhd	1,278,600	$2,614,973
Cahya Mata Sarawak Bhd	1,602,900	1,905,945
Capitaland Malaysia Mall Trust[b]	3,807,600	1,331,075
Carlsberg Brewery Malaysia Bhd	501,500	1,495,555
CIMB Group Holdings Bhd[b]	12,254,500	13,172,495
Dialog Group Bhd[b]	10,058,896	3,755,640
DiGi.Com Bhd[b]	8,545,500	10,018,862
DRB-Hicom Bhd[b]	2,290,200	541,914
Eastern & Oriental Bhd[a,b]	3,019,429	1,127,349
Felda Global Ventures Holdings Bhd	3,072,200	1,117,828
Gamuda Bhd	4,068,400	4,295,766
Genting Bhd[b]	5,379,000	10,080,029
Genting Malaysia Bhd	7,292,400	7,162,334
Genting Plantations Bhd[b]	759,600	1,958,160
HAP Seng Consolidated Bhd	1,577,000	2,880,228
Hartalega Holdings Bhd	2,073,100	2,415,741
Hong Leong Bank Bhd	1,705,800	5,330,372
Hong Leong Financial Group Bhd	617,500	2,052,949
IHH Healthcare Bhd	6,347,000	9,660,119
IJM Corp. Bhd[b]	7,336,400	5,984,269
Inari Amertron Bhd	1,658,500	1,273,949
IOI Corp. Bhd[b]	7,363,000	8,229,750
IOI Properties Group Bhd	3,973,773	1,937,274
KNM Group Bhd[a,b]	6,634,100	725,728
Kossan Rubber Industries	1,013,300	1,566,338
KPJ Healthcare Bhd[b]	1,894,950	1,964,800
Kuala Lumpur Kepong Bhd[b]	1,055,700	5,975,187
Lafarge Malaysia Bhd[b]	1,060,600	2,290,190
Magnum Bhd	1,649,900	988,763
Mah Sing Group Bhd	4,394,023	1,368,887
Malayan Banking Bhd	11,219,500	22,705,813
Malaysia Airports Holdings Bhd	2,131,700	2,965,623
Malaysia Building Society Bhd[b]	2,487,100	786,645
Malaysian Resources Corp. Bhd[b]	2,359,400	634,036
Maxis Bhd[b]	4,807,900	6,997,467
Media Prima Bhd	3,429,200	1,109,087
MISC Bhd	2,691,500	5,600,624
My EG Services Bhd	3,104,800	1,602,239
OSK Holdings Bhd	1,738,800	657,477
Parkson Holdings Bhd[a,b]	2,345,316	499,182
Pavilion REIT	3,791,500	1,550,863

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Petronas Chemicals Group Bhd	6,855,800	$11,005,149
Petronas Dagangan Bhd	662,500	3,891,498
Petronas Gas Bhd	1,690,900	8,862,648
POS Malaysia Bhd[b]	1,640,500	811,472
PPB Group Bhd	1,147,100	4,364,709
Public Bank Bhd[b]	6,039,960	26,544,224
QL Resources Bhd	2,063,950	2,174,387
RHB Capital Bhd	1,590,900	2,005,177
Sapurakencana Petroleum Bhd[b]	8,338,500	3,767,693
Sime Darby Bhd[b]	7,372,400	13,096,749
Sunway Bhd[b]	1,745,800	1,245,517
Sunway Construction Group Bhd[a]	3,394,970	1,130,311
Sunway REIT[b]	4,298,800	1,625,468
Supermax Corp. Bhd[b]	1,441,700	983,990
Ta Ann Holdings Bhd	1,211,400	1,480,760
TA Enterprise Bhd	4,425,800	552,567
Telekom Malaysia Bhd[b]	2,675,100	4,198,730
Tenaga Nasional Bhd	8,136,800	25,387,590
TIME dotCom Bhd	1,137,100	1,957,813
Top Glove Corp. Bhd	2,284,400	3,058,543
TSH Resources Bhd	288,400	127,568
UEM Sunrise Bhd[b]	3,986,700	933,864
UMW Holdings Bhd[b]	1,259,400	2,120,464
UOA Development Bhd[b]	1,477,400	751,875
WCT Holdings Bhd	3,157,768	1,179,000
Westports Holdings Bhd[b]	3,000,200	2,875,340
YTL Corp. Bhd	9,727,700	3,631,983
YTL Power International Bhd	4,921,235	1,708,681

		321,511,964
MEXICO — 4.42%
Alfa SAB de CV	6,777,800	12,302,492
Alsea SAB de CV	1,312,500	4,948,997
America Movil SAB de CV	75,887,300	51,774,716
Arca Continental SAB de CV	1,004,200	6,140,016
Axtel SAB de CV CPO[a]	2,477,200	1,042,267
Banregio Grupo Financiero SAB de CVb	707,300	3,569,935
Bolsa Mexicana de Valores SAB de CV	1,314,100	1,814,907
Cemex SAB de CV CPO[a]	31,960,123	17,670,218
Coca-Cola Femsa SAB de CV Series L	1,139,600	8,386,176
Concentradora Fibra Hotelera Mexicana SA de CV	1,541,200	1,204,023

Security	Shares	Value
Consorcio ARA SAB de CVb	3,315,400	$1,013,665
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	1,247,300	2,451,568
Corp Inmobiliaria Vesta SAB de CVb	1,490,500	2,162,366
El Puerto de Liverpool SAB de CV Series C1	470,800	5,214,279
Fibra Uno Administracion SA de CV	5,673,800	11,867,079
Fomento Economico Mexicano SAB de CV	4,416,200	41,485,959
Genomma Lab Internacional SAB de CV Series Ba,b	2,026,900	1,330,199
Gentera SAB de CV	2,789,200	5,246,231
Gruma SAB de CV Series B	500,810	8,066,344
Grupo Aeromexico SAB de CVa	983,700	2,086,834
Grupo Aeroportuario del Centro Norte SAB de CV	607,000	2,888,846
Grupo Aeroportuario del Pacifico SAB de CV Series B	803,900	6,370,931
Grupo Aeroportuario del Sureste SAB de CV Series B	538,700	7,559,730
Grupo Bimbo SAB de CVa	4,082,600	11,624,587
Grupo Carso SAB de CV Series A1	1,468,200	5,945,208
Grupo Comercial Chedraui SA de CVb	964,900	2,550,554
Grupo Famsa SAB de CV Series Aa	877,353	623,320
Grupo Financiero Banorte SAB de CV	6,052,000	30,656,507
Grupo Financiero Inbursa SAB de CV Series Ob	5,877,000	10,521,217
Grupo Financiero Santander Mexico SAB de CV Series B	4,373,700	7,027,131
Grupo Herdez SAB de CV	986,500	2,090,592
Grupo Lala SAB de CV	1,737,400	4,079,581
Grupo Mexico SAB de CV Series B	9,048,300	19,085,124
Grupo Simec SAB de CV Series Ba,b	348,300	810,909
Grupo Televisa SAB	5,947,200	30,710,924
Industrias Bachoco SAB de CV Series B	517,500	2,086,652
Industrias CH SAB de CV Series Ba,b	459,600	1,364,799

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Industrias Penoles SAB de CV	329,405	$3,881,759
Kimberly-Clark de Mexico SAB de CV Series A	3,743,100	8,236,600
La Comer SAB de CVa	988,400	954,136
Macquarie Mexico Real Estate Management SA de CVb	1,962,600	2,480,513
Mexichem SAB de CV	2,501,800	5,253,407
OHL Mexico SAB de CVa	1,887,100	2,205,634
PLA Administradora Industrial S. de RL de CVb	1,600,000	2,677,724
Promotora y Operadora de Infraestructura SAB de CV	629,500	7,323,458
Qualitas Controladora SAB de CVa	1,013,200	1,092,914
Telesites SAB de CVa	4,012,595	2,174,127
TV Azteca SAB de CV CPO[b]	4,606,500	570,496
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	—
Wal-Mart de Mexico SAB de CV	12,761,200	30,126,789

		402,752,440
PERU — 0.34%
Cia. de Minas Buenaventura SA ADR[a]	517,301	2,700,311
Credicorp Ltd.	160,885	18,862,158
Southern Copper Corp.[b]	380,299	9,104,358

		30,666,827
PHILIPPINES — 1.43%
Aboitiz Equity Ventures Inc.	4,742,060	5,684,488
Aboitiz Power Corp.	3,475,000	3,138,828
Alliance Global Group Inc.	4,681,100	1,417,620
Ayala Corp.	536,530	7,774,325
Ayala Land Inc.	17,769,700	12,257,543
Bank of the Philippine Islands	1,999,455	3,521,648
BDO Unibank Inc.	3,945,510	8,214,626
Belle Corp.	14,372,900	930,989
Cebu Air Inc.	534,490	932,969
Cosco Capital Inc.	6,097,900	957,967
D&L Industries Inc.	6,719,900	1,201,244
DMCI Holdings Inc.	10,605,500	2,854,898
East West Banking Corp.[a]	745,600	224,856
Energy Development Corp.	22,875,800	2,742,209
Filinvest Land Inc.	27,632,000	883,294
First Gen Corp.	3,070,000	1,278,360
First Philippine Holdings Corp.	413,090	525,159
Globe Telecom Inc.	77,375	2,876,951

Security	Shares	Value
GT Capital Holdings Inc.	197,120	$5,414,063
International Container Terminal Services Inc.	1,307,730	1,705,137
JG Summit Holdings Inc.	6,129,853	8,624,336
Jollibee Foods Corp.	1,101,540	5,073,339
Lopez Holdings Corp.	4,777,600	532,519
Manila Water Co. Inc.	3,153,900	1,777,592
Megaworld Corp.	26,722,200	2,023,132
Melco Crown Philippines Resorts Corp.[a]	8,985,000	368,470
Metro Pacific Investments Corp.	31,714,700	3,868,460
Metropolitan Bank & Trust Co.	913,872	1,452,970
Nickel Asia Corp.	4,908,524	515,111
Philippine Long Distance Telephone Co.	226,475	8,716,073
Philippine National Bank[a]	616,996	674,738
Rizal Commercial Banking Corp.	727,390	497,165
Robinsons Land Corp.	4,145,100	2,288,304
Security Bank Corp.	1,206,710	3,613,786
SM Investments Corp.	393,995	6,794,446
SM Prime Holdings Inc.	20,667,696	8,997,293
Universal Robina Corp.	2,117,000	8,815,268
Vista Land & Lifescapes Inc.	11,549,100	1,073,544

		130,243,720
POLAND — 1.30%
Alior Bank SAa	162,892	2,438,818
Asseco Poland SA	181,560	2,592,547
Bank Handlowy w Warszawie SA	91,351	1,832,137
Bank Millennium SAa	1,648,682	2,416,044
Bank Pekao SA	315,522	11,748,831
Bank Zachodni WBK SAa	87,329	5,994,751
Budimex SA	36,791	1,886,105
CCC SA	59,909	2,247,262
Ciech SAa	84,241	1,548,393
Cyfrowy Polsat SAa	532,842	3,064,761
Enea SA	547,050	1,513,047
Energa SA	526,314	1,670,232
Eurocash SA	213,775	2,657,486
Getin Holding SAa	1,276,055	411,651
Getin Noble Bank SAa,b	3,772,724	556,644
Globe Trade Centre SAa	666,041	1,124,281
Grupa Azoty SAa	114,684	2,694,735
Grupa Lotos SAa	230,172	1,463,758

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
KGHM Polska Miedz SA	338,700	$5,754,546
LPP SA	3,153	3,989,742
Lubelski Wegiel Bogdanka SA	49,256	392,934
mBank SAa	39,033	3,153,837
Netia SA	1,026,582	1,309,285
Orange Polska SA	1,524,481	2,394,153
PGE Polska Grupa Energetyczna SA	2,001,780	6,477,702
Polski Koncern Naftowy ORLEN SA	782,781	12,512,594
Polskie Gornictwo Naftowe i Gazownictwo SA	4,398,677	5,488,996
Powszechna Kasa Oszczednosci Bank Polski SAa	2,128,985	13,006,678
Powszechny Zaklad Ubezpieczen SA	1,347,503	11,625,701
Synthos SA	1,271,035	1,255,524
Tauron Polska Energia SA	2,597,779	1,643,588
Warsaw Stock Exchange	112,672	1,088,175

		117,954,938
QATAR — 0.95%
Al Meera Consumer Goods Co. QSC	16,829	965,685
Barwa Real Estate Co.	208,051	2,103,084
Commercial Bank QSC (The)	355,786	4,202,389
Doha Bank QSC	266,445	3,062,965
Ezdan Holding Group QSC	1,908,660	8,053,019
Industries Qatar QSC	352,094	10,135,820
Masraf Al Rayan QSC	889,267	8,329,626
Mazaya Qatar Real Estate Development QSC	219,490	710,833
Medicare Group	28,400	795,715
Ooredoo QSC	187,222	4,577,052
Qatar Electricity & Water Co. QSC	68,918	3,615,805
Qatar Gas Transport Co. Ltd.	654,651	4,251,051
Qatar Industrial Manufacturing Co. QSC	68,530	769,915
Qatar Insurance Co. SAQ	247,833	5,344,016
Qatar Islamic Bank SAQ	151,045	4,061,889
Qatar National Bank SAQ	506,731	18,832,771
Qatar National Cement Co. QSC	37,785	840,705
Qatari Investors Group QSC	97,999	1,057,921

Security	Shares	Value
Salam International Investment Ltd. QSC	395,317	$1,380,162
United Development Co. QSC	159,648	958,195
Vodafone Qatar QSC	817,486	2,308,407

		86,357,025
RUSSIA — 3.06%
Aeroflot – Russian Airlines PJSC[a]	2,232,900	1,704,955
Alrosa PAO	3,783,600	3,503,616
Gazprom PAO ADR	5,335,567	19,653,561
Gazprom PAO	17,933,850	33,739,268
Inter RAO UES PJSC	83,687,000	1,777,605
LSR Group PJSC GDR[e]	851,166	1,357,610
Lukoil PJSC	790,616	28,261,439
Lukoil PJSC ADR	436,887	15,509,489
M Video OJSC	402,630	1,298,942
Magnit PJSC GDR[e]	656,390	21,989,065
Mechel[a]	289,452	521,014
MegaFon PJSC GDR[e]	311,952	3,665,436
MMC Norilsk Nickel PJSC	146,475	17,723,043
Mobile TeleSystems PJSC ADR	1,361,884	9,533,188
Moscow Exchange MICEX-RTS PJSC	3,046,280	3,998,481
Novatek OAO GDR[e]	232,053	20,072,584
Rosneft OAO	1,206,660	4,601,163
Rosneft OAO GDR[e]	1,142,689	4,304,509
Rostelecom PJSC	2,860,390	3,354,642
RusHydro PJSC	378,082,000	3,375,590
Sberbank of Russia PJSC	12,641,030	18,029,220
Sberbank of Russia PJSC ADR	2,835,376	17,386,526
Severstal PAO	663,360	5,593,771
Sistema JSFC GDR[e]	475,881	2,645,898
Surgutneftegas OAO	12,479,750	6,535,629
Surgutneftegas OAO ADR	467,269	2,399,426
Tatneft PAO Class S	3,658,830	15,614,221
VTB Bank PJSC	5,421,870,000	5,295,927
VTB Bank PJSC GDR[e]	2,677,262	5,033,253

		278,479,071
SOUTH AFRICA — 6.67%
Adcock Ingram Holdings Ltd.	212,598	518,535
Adcorp Holdings Ltd.	891,700	844,536
Advtech Ltd.	1,571,975	1,351,399
Aeci Ltd.	338,380	1,865,014

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
African Oxygen Ltd.	461,559	$467,849
Anglo American Platinum Ltd.[a]	131,532	2,728,067
AngloGold Ashanti Ltd.[a]	989,327	12,802,104
Aspen Pharmacare Holdings Ltd.	817,730	14,566,928
Astral Foods Ltd.	135,960	858,746
Attacq Ltd.[a,b]	1,480,874	1,594,870
AVI Ltd.	829,274	4,023,200
Barclays Africa Group Ltd.	790,438	6,810,279
Barloworld Ltd.	527,452	2,175,649
Bidvest Group Ltd. (The)	752,721	17,037,782
Blue Label Telecoms Ltd.	1,786,415	1,526,696
Brait SEa	838,685	8,193,502
Capitec Bank Holdings Ltd.	91,600	2,750,629
Cashbuild Ltd.	70,397	1,279,954
City Lodge Hotels Ltd.	128,702	1,174,102
Clicks Group Ltd.	626,883	3,673,554
Clover Industries Ltd.	1,005,658	1,038,475
Coronation Fund Managers Ltd.	592,559	2,369,500
DataTec Ltd.	504,529	1,485,629
Discovery Ltd.	875,888	6,329,628
Emira Property Fund Ltd.	1,520,734	1,445,116
EOH Holdings Ltd.	274,267	2,381,977
Exxaro Resources Ltd.	372,017	1,701,603
Famous Brands Ltd.[b]	184,527	1,351,375
FirstRand Ltd.	8,035,924	22,567,930
Fortress Income Fund Ltd.	1,748,424	3,638,650
Fortress Income Fund Ltd. Class A	2,146,354	2,040,987
Foschini Group Ltd. (The)	515,565	3,813,931
Gold Fields Ltd.	1,908,501	7,925,438
Grindrod Ltd.[b]	1,870,884	1,085,677
Growthpoint Properties Ltd.	5,255,754	8,054,323
Harmony Gold Mining Co. Ltd.[a]	1,042,585	3,377,772
Hosken Consolidated Investments Ltd.	169,521	1,106,162
Hudaco Industries Ltd.	163,684	989,887
Hyprop Investments Ltd.	599,037	3,947,939
Impala Platinum Holdings Ltd.[a]	1,509,112	3,198,936
Imperial Holdings Ltd.	435,194	3,313,947
Investec Ltd.	564,251	3,682,936
JSE Ltd.	268,895	2,411,297
Lewis Group Ltd.[b]	290,957	862,462
Liberty Holdings Ltd.	289,402	2,255,278
Life Healthcare Group Holdings Ltd.	2,244,366	4,986,406

Security	Shares	Value
Massmart Holdings Ltd.	271,923	$1,840,509
Metair Investments Ltd.	603,184	840,680
MMI Holdings Ltd./South Africa	2,624,590	3,882,456
Mondi Ltd.	288,302	5,181,433
Mpact Ltd.	550,755	1,554,405
Mr. Price Group Ltd.	587,393	6,134,454
MTN Group Ltd.	3,993,792	33,853,200
Murray & Roberts Holdings Ltd.	1,761,530	1,001,015
Nampak Ltd.	1,582,184	1,774,142
Naspers Ltd. Class N	962,132	114,883,616
Nedbank Group Ltd.	453,328	5,231,183
Netcare Ltd.	2,297,660	4,705,975
New Europe Property Investments PLC	556,450	6,232,561
Northam Platinum Ltd.[a,b]	906,173	1,926,024
Omnia Holdings Ltd.[b]	179,063	1,362,407
Pick n Pay Holdings Ltd.	881,373	1,303,781
Pick n Pay Stores Ltd.	643,667	2,297,398
Pioneer Foods Group Ltd.	317,774	2,617,500
PPC Ltd.	1,546,854	1,117,152
PSG Group Ltd.	238,040	2,619,286
Rand Merchant Investment Holdings Ltd.	1,682,937	4,209,235
Redefine Properties Ltd.	9,620,143	6,271,264
Remgro Ltd.	1,136,494	17,358,193
Resilient REIT Ltd.	707,808	5,515,422
Reunert Ltd.	423,091	1,685,942
RMB Holdings Ltd.	1,664,419	6,036,654
Royal Bafokeng Platinum Ltd.[a,b]	228,374	542,545
SA Corporate Real Estate Fund Nominees Pty Ltd.	5,490,041	1,599,895
Sanlam Ltd.	4,164,970	14,116,396
Sappi Ltd.[a]	1,356,166	5,551,853
Sasol Ltd.	1,326,094	35,884,155
Shoprite Holdings Ltd.	1,068,259	10,438,347
Sibanye Gold Ltd.	1,852,551	6,690,820
SPAR Group Ltd. (The)	406,038	4,595,705
Standard Bank Group Ltd.	2,891,714	20,003,057
Steinhoff International Holdings NV Class H	6,681,307	35,851,143
Sun International Ltd./South Africa	320,274	1,410,554
Super Group Ltd./South Africa[a]	878,072	2,321,885
Telkom SA SOC Ltd.	579,775	1,982,670
Tiger Brands Ltd.	392,527	7,269,691

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Tongaat Hulett Ltd.	266,111	$1,558,407
Trencor Ltd.	511,981	1,297,394
Truworths International Ltd.	1,049,994	5,707,321
Tsogo Sun Holdings Ltd.	1,054,042	1,415,637
Vodacom Group Ltd.	883,676	8,414,709
Vukile Property Fund Ltd.	1,387,076	1,385,767
Wilson Bayly Holmes-Ovcon Ltd.	167,407	1,304,478
Woolworths Holdings Ltd./South Africa	2,350,811	12,031,880
Zeder Investments Ltd.	3,547,795	1,202,460

		607,619,312
SOUTH KOREA — 15.27%
AeroSpace Technology of Korea Inc.[a,b]	37,346	640,200
Agabang & Co.[a,b]	75,993	594,819
Ahnlab Inc.[b]	28,679	1,358,931
ALUKO Co. Ltd.[b]	115,698	630,553
Amicogen Inc.[b]	21,015	954,996
AmorePacific Corp.	77,861	23,137,315
AmorePacific Group	68,900	7,883,359
Asiana Airlines Inc.[a]	279,038	1,004,058
ATLASBX Co. Ltd.[a,b]	29,280	965,977
BGF retail Co. Ltd.	23,787	3,125,566
Binex Co. Ltd.[a,b]	70,085	1,294,932
Binggrae Co. Ltd.[a]	19,712	1,112,556
Bioland Ltd.[b]	35,894	650,138
BNK Financial Group Inc.	632,898	4,406,284
Bukwang Pharmaceutical Co. Ltd.[b]	69,446	1,589,166
Byucksan Corp.[a,b]	100,497	605,404
Cell Biotech Co. Ltd.[b]	20,205	1,112,606
Celltrion Inc.[a,b]	169,652	13,718,121
Chabiotech Co. Ltd.[a,b]	108,419	1,218,585
Cheil Worldwide Inc.	194,537	2,666,291
Chong Kun Dang Pharmaceutical Corp.[b]	17,863	1,848,843
CJ CGV Co. Ltd.[b]	36,061	3,397,030
CJ CheilJedang Corp.	19,627	5,745,107
CJ Corp.	36,385	7,002,207
CJ E&M Corp.	50,099	3,018,012
CJ Freshway Corp.[b]	17,935	806,328
CJ Korea Express Corp.[a,b]	17,962	2,839,469
CJ O Shopping Co. Ltd.	8,479	1,284,157
Com2uSCorp.[a,b]	22,979	2,289,167

Security	Shares	Value
Coreana Cosmetics Co. Ltd.[b]	79,098	$579,468
Cosmax Inc.[b]	18,632	1,853,106
Coway Co. Ltd.	130,420	10,282,162
Crown Confectionery Co. Ltd.[b]	2,132	806,805
CrucialTec Co. Ltd.[a,b]	72,335	853,959
Dae Hwa Pharmaceutical Co. Ltd.[b]	30,328	885,292
Daeduck Electronics Co.[a]	149,676	991,224
Daeduck GDS Co. Ltd.[a,b]	83,236	689,875
Daekyo Co. Ltd.[b]	109,525	863,482
Daelim Industrial Co. Ltd.	66,801	4,342,848
Daesang Corp.	55,949	1,422,816
Daewoo Engineering & Construction Co. Ltd.[a,b]	283,582	1,229,077
Daewoo International Corp.	121,767	1,875,686
Daewoo Securities Co. Ltd.	448,940	2,900,486
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	343,396	1,181,491
Daewoong Pharmaceutical Co. Ltd.[b]	14,126	858,959
Daishin Securities Co. Ltd.	128,050	1,232,146
Daou Technology Inc.[b]	76,083	1,338,081
Dawonsys Co. Ltd.[b]	39,232	799,423
DGB Financial Group Inc.	397,531	2,667,993
Dong-A Socio Holdings Co. Ltd.[b]	6,804	1,312,165
Dong-A ST Co. Ltd.	11,453	1,463,228
Dongbu HiTek Co. Ltd.[a,b]	76,597	941,436
Dongbu Insurance Co. Ltd.	102,621	5,601,130
Dongkuk Steel Mill Co. Ltd.[a,b]	178,024	846,431
Dongsuh Cos. Inc.[b]	89,832	2,142,835
Dongwon Industries Co. Ltd.[b]	5,371	1,194,328
Doosan Corp.[b]	22,154	1,350,701
Doosan Engine Co. Ltd.[a,b]	332,240	861,025
DuzonBIzon Co. Ltd.	62,037	1,126,167
E-MART Inc.	50,275	7,154,848
E1 Corp.	11,808	536,597
Emerson Pacific Inc.[a,b]	23,893	546,755
EO Technics Co. Ltd.[a,b]	21,519	2,183,743
Fila Korea Ltd.[b]	26,946	2,032,879
G-SMATT GLOBAL Co. Ltd.[a,b]	44,092	1,060,675
Gamevil Inc.[a,b]	14,925	1,069,261
GemVax & Kael Co. Ltd.[a,b]	72,648	1,075,005
Genexine Co. Ltd.[a,b]	13,058	1,057,986
Global & Yuasa Battery Co. Ltd.[b]	23,912	725,075

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
GOLFZON Co. Ltd.[b]	5,753	$333,076
GOLFZONYUWONHOLDINGS Co. Ltd.[b]	97,574	646,969
Grand Korea Leisure Co. Ltd.[b]	77,617	1,641,210
Green Cross Cell Corp.[a]	19,716	660,016
Green Cross Corp./South Korea[b]	14,010	2,067,458
Green Cross Holdings Corp.	62,866	2,104,514
GS Engineering & Construction Corp.[a,b]	124,843	2,533,807
GS Holdings Corp.	120,758	5,175,203
GS Home Shopping Inc.	9,039	1,344,850
GS Retail Co. Ltd.[b]	71,681	2,956,037
Gwangju Shinsegae Co. Ltd.	3,639	716,501
Halla Holdings Corp.[b]	20,645	1,009,964
Hana Financial Group Inc.	698,453	11,775,487
Hana Tour Service Inc.[b]	23,717	1,844,890
Hanall Biopharma Co. Ltd.[a,b]	70,637	745,381
Hancom Inc.[a]	56,423	987,756
Handsome Co. Ltd.	37,320	1,219,154
Hanil Cement Co. Ltd.	9,125	666,279
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	240,707	625,756
Hanjin Kal Corp.[b]	102,468	1,217,983
Hanjin Shipping Co. Ltd.[a,b]	416,157	953,995
Hanjin Transportation Co. Ltd.	25,913	1,007,856
Hankook Shell Oil Co. Ltd.[b]	2,753	1,046,260
Hankook Tire Co. Ltd.[a]	179,850	7,765,820
Hankook Tire Worldwide Co. Ltd.[a,b]	69,317	1,126,604
Hanmi Pharm Co. Ltd.[b]	12,945	6,835,194
Hanmi Science Co. Ltd.[b]	30,257	3,608,723
Hanon Systems	466,180	3,746,931
Hansae Co. Ltd.[b]	48,520	2,283,386
Hansol Chemical Co. Ltd.[b]	28,875	1,328,525
Hansol Holdings Co. Ltd.[a,b]	139,802	964,269
Hansol Technics Co. Ltd.[a,b]	47,640	722,285
Hanssem Co. Ltd.[b]	24,166	4,982,882
Hanwha Chemical Corp.	256,516	4,967,703
Hanwha Corp.	109,021	2,988,447
Hanwha General Insurance Co. Ltd.[a,b]	158,565	1,012,908
Hanwha Investment & Securities Co. Ltd.[a]	246,784	717,384
Hanwha Life Insurance Co. Ltd.	534,612	2,645,610

Security	Shares	Value
Hanwha Techwin Co. Ltd.[b]	89,844	$2,847,808
Hite Jinro Co. Ltd.[a,b]	75,654	1,801,577
HLB Inc.[a,b]	83,744	1,201,954
HMC Investment Securities Co. Ltd.	107,336	842,753
Hotel Shilla Co. Ltd.[b]	80,591	4,131,535
Huchems Fine Chemical Corp.[b]	86,437	1,233,616
Humedix Co. Ltd.[b]	14,941	663,266
Huons Co. Ltd.	22,524	1,506,214
Hwa Shin Co. Ltd.[b]	127,376	581,931
Hy-Lok Corp.	44,207	900,798
Hyosung Corp.	55,143	5,573,603
Hyundai C&F Inc.[a,b]	27,538	554,456
Hyundai Corp.[a,b]	37,966	629,339
Hyundai Department Store Co. Ltd.	36,747	4,026,214
Hyundai Development Co.- Engineering & Construction[a]	136,582	4,351,363
Hyundai Elevator Co. Ltd.[a,b]	24,478	916,416
Hyundai Engineering & Construction Co. Ltd.	188,425	5,789,723
Hyundai Glovis Co. Ltd.	45,811	7,130,765
Hyundai Greenfood Co. Ltd.[b]	111,258	1,776,781
Hyundai Heavy Industries Co. Ltd.[a,b]	101,759	8,475,117
Hyundai Home Shopping Network Corp.	17,020	1,747,829
Hyundai Livart Furniture Co. Ltd.[b]	29,589	860,131
Hyundai Marine & Fire Insurance Co. Ltd.	151,177	3,758,949
Hyundai Merchant Marine Co. Ltd.[a,b]	316,383	754,694
Hyundai Mipo Dockyard Co. Ltd.[a,b]	29,956	1,542,975
Hyundai Mobis Co. Ltd.	164,362	33,093,020
Hyundai Motor Co.	371,663	44,327,883
Hyundai Securities Co. Ltd.[a,b]	361,794	1,886,934
Hyundai Steel Co.	191,958	8,630,116
Hyundai Wia Corp.	39,417	3,490,063
Ilyang Pharmaceutical Co. Ltd.[a,b]	36,093	1,482,594
iMarketKorea Inc.[b]	59,540	948,442
InBody Co. Ltd.	29,377	1,239,977
Industrial Bank of Korea[a]	653,528	6,156,385

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Interpark Holdings Corp.[b]	120,774	$915,058
iNtRON Biotechnology Inc.[a,b]	32,800	2,172,168
IS Dongseo Co. Ltd.	30,706	983,228
JB Financial Group Co. Ltd.	268,810	1,160,706
JW Pharmaceutical Corp.[b]	32,132	892,483
Kakao Corp.[a,b]	74,931	5,749,941
Kangwon Land Inc.[a]	292,121	9,743,666
KB Capital Co. Ltd.[b]	55,126	869,214
KB Financial Group Inc.	919,954	22,093,178
KB Insurance Co. Ltd.	102,007	2,660,084
KCC Corp.	13,819	4,765,750
KCP Co. Ltd.[b]	49,093	750,269
KEPCO Engineering & Construction Co. Inc.[a,b]	43,821	960,256
KEPCO Plant Service & Engineering Co. Ltd.[a]	58,086	3,344,160
KH Vatec Co. Ltd.[b]	49,696	697,199
Kia Motors Corp.	635,876	23,703,310
KISWIRE Ltd.[a,b]	18,711	604,435
KIWOOM Securities Co. Ltd.[a,b]	30,701	1,482,049
Koh Young Technology Inc.	43,356	1,274,352
Kolon Corp.[b]	17,451	883,345
Kolon Industries Inc.	42,054	2,285,137
Kolon Life Science Inc.[b]	11,490	1,776,411
Komipharm International Co. Ltd.[a,b]	81,890	2,224,876
KONA I Co. Ltd.[b]	48,700	789,549
Korea Aerospace Industries Ltd.[a,b]	143,241	8,200,423
Korea Electric Power Corp.	615,883	29,232,904
Korea Gas Corp.	58,111	1,804,368
Korea Investment Holdings Co. Ltd.[a]	97,786	3,285,363
Korea Kolmar Co. Ltd.[a,b]	35,991	2,342,747
Korea Kolmar Holdings Co. Ltd.[a]	22,268	826,475
Korea PetroChemical Ind. Co. Ltd.[b]	8,148	1,581,240
Korea Zinc Co. Ltd.[a]	22,064	7,966,019
Korean Air Lines Co. Ltd.[a]	89,758	1,865,271
Korean Reinsurance Co.	246,969	2,596,100
KT Corp.	51,660	1,207,224
KT Skylife Co. Ltd.	73,030	871,022
KT&G Corp.	265,774	22,887,467
Kukdo Chemical Co. Ltd.[b]	14,119	683,859

Security	Shares	Value
Kumho Industrial Co. Ltd.[a,b]	72,148	$641,730
Kumho Petrochemical Co. Ltd.	35,968	1,788,657
Kumho Tire Co. Inc.[a,b]	253,180	1,598,881
Kwang Dong Pharmaceutical Co. Ltd.[a]	137,334	1,221,536
Kwangju Bank[b]	147,045	941,697
LF Corp.	57,686	1,168,460
LG Chem Ltd.	112,545	27,301,286
LG Corp.	228,892	13,288,951
LG Display Co. Ltd.	557,584	11,046,178
LG Electronics Inc.	257,599	13,518,376
LG Hausys Ltd.[b]	17,590	1,728,135
LG Household & Health Care Ltd.	22,675	15,914,854
LG Innotek Co. Ltd.[b]	34,804	2,454,038
LG International Corp.	73,323	1,968,403
LG Life Sciences Ltd.[a,b]	32,518	1,601,315
LG Uplus Corp.	533,487	4,594,191
Loen Entertainment Inc.[a,b]	18,252	1,285,477
Lotte Chemical Corp.	37,978	9,811,572
Lotte Chilsung Beverage Co. Ltd.[a]	1,659	2,783,557
Lotte Confectionery Co. Ltd.[a]	1,692	3,280,841
Lotte Food Co. Ltd.[b]	1,997	1,453,303
LOTTE Himart Co. Ltd.[a]	23,750	1,023,591
Lotte Shopping Co. Ltd.	26,502	5,357,403
LS Corp.	43,605	1,477,359
LS Industrial Systems Co. Ltd.	41,886	1,324,284
Lutronic Corp.[a,b]	24,079	1,000,777
Macrogen Inc.[a,b]	31,629	874,676
Maeil Dairy Industry Co. Ltd.[a,b]	26,250	979,573
Mando Corp.	18,038	2,187,839
Medipost Co. Ltd.[a,b]	19,644	1,285,032
Medy-Tox Inc.[b]	10,026	3,611,695
Meritz Fire & Marine Insurance Co. Ltd.[b]	155,198	1,976,525
Meritz Securities Co. Ltd.	778,466	2,092,989
Mirae Asset Securities Co. Ltd.[a,b]	187,516	2,994,615
Modetour Network Inc.[b]	40,291	935,030
Muhak Co. Ltd.[b]	45,423	1,265,321
Namhae Chemical Corp.[a,b]	117,864	851,076
Namyang Dairy Products Co. Ltd.	1,710	1,125,528
Naturalendo Tech Co. Ltd.[a,b]	31,522	470,268

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
NAVER Corp.	67,744	$31,333,038
NCsoft Corp.	42,380	8,224,468
Neowiz Games Corp.[a,b]	60,583	678,479
Nexen Corp.	10,765	654,587
Nexen Tire Corp.	98,018	1,089,793
NH Investment & Securities Co. Ltd.[a]	351,603	2,780,527
NHN Entertainment Corp.[a,b]	38,414	1,692,862
NICE Holdings Co. Ltd.[a,b]	56,629	977,625
NICE Information Service Co. Ltd.[a,b]	125,104	844,682
Nong Shim Holdings Co. Ltd.[b]	6,880	806,663
NongShim Co. Ltd.[b]	8,573	2,814,456
OCI Co. Ltd.[a,b]	40,785	3,010,973
Orion Corp./Republic of Korea[b]	8,661	6,422,040
Osstem Implant Co. Ltd.[a,b]	31,634	1,967,053
Ottogi Corp.[b]	3,161	2,929,171
Partron Co. Ltd.[b]	115,872	1,091,541
Poongsan Corp.	65,177	1,473,031
POSCO	166,227	26,680,731
POSCO Chemtech Co. Ltd.	73,195	689,514
POSCO ICT Co. Ltd.[a,b]	245,599	915,510
Pyeong Hwa Automotive Co. Ltd.[b]	58,030	539,618
S&T Dynamics Co. Ltd.	77,851	903,341
S&T Motiv Co. Ltd.	23,785	1,478,990
S-1 Corp.	45,898	3,407,000
S-Oil Corp.	110,224	7,041,074
Samchully Co. Ltd.[a,b]	9,950	781,228
Samkwang Glass[b]	11,437	784,230
Samlip General Foods Co. Ltd.[a,b]	6,150	1,248,201
Samsung C&T Corp.	183,684	22,947,504
Samsung Card Co. Ltd.	84,100	2,427,727
Samsung Electro-Mechanics Co. Ltd.	144,353	6,326,460
Samsung Electronics Co. Ltd.	266,939	254,268,733
Samsung Engineering Co. Ltd.[a,b]	366,148	2,818,573
Samsung Fine Chemicals Co. Ltd.	51,657	1,549,668
Samsung Fire & Marine Insurance Co. Ltd.	85,936	21,054,911
Samsung Heavy Industries Co. Ltd.[a,b]	362,960	3,081,653

Security	Shares	Value
Samsung Life Insurance Co. Ltd.	193,297	$17,505,672
Samsung Pharmaceutical Co. Ltd.[a,b]	86,234	480,434
Samsung SDI Co. Ltd.	132,894	10,735,110
Samsung SDS Co. Ltd.	75,231	11,284,346
Samsung Securities Co. Ltd.	137,507	4,341,917
Samyang Holdings Corp.	8,674	1,241,447
Seah Besteel Corp.	36,525	803,331
Sebang Co. Ltd.[a,b]	80,040	1,051,710
Seegene Inc.[a,b]	44,517	1,220,285
Seobu T&Da,b	52,764	836,237
Seoul Auction Co. Ltd.[b]	44,738	770,534
Seoul Semiconductor Co. Ltd.[b]	105,169	1,203,316
SFA Engineering Corp.[b]	35,104	1,808,138
Shinhan Financial Group Co. Ltd.	1,025,966	31,483,310
Shinsegae Co. Ltd.	16,648	2,860,597
Shinsegae Food Co. Ltd.[b]	5,338	593,495
Shinsegae International Inc.[b]	9,849	700,030
SIMMTECH Co. Ltd.[b]	101,818	652,057
Sindoh Co. Ltd.[b]	22,293	921,139
SK Chemicals Co. Ltd.[b]	40,644	2,625,904
SK Gas Ltd.[b]	14,630	854,117
SK Holdings Co. Ltd.	85,223	17,090,082
SK Hynix Inc.	1,406,786	34,125,964
SK Innovation Co. Ltd.	156,622	18,363,540
SK Materials Co. Ltd.[a,b]	16,498	1,580,830
SK Networks Co. Ltd.	280,441	1,351,523
SK Securities Co. Ltd.[a,b]	942,960	815,854
SK Telecom Co. Ltd.	46,776	8,831,726
SKC Co. Ltd.[b]	57,897	1,455,969
SL Corp.[a]	39,912	568,005
SM Entertainment Co.[a,b]	48,443	1,574,681
Soulbrain Co. Ltd.[b]	30,144	1,029,825
Ssangyong Motor Co.[a,b]	122,291	778,224
Sung Kwang Bend Co. Ltd.[a,b]	132,183	969,435
Sungwoo Hitech Co. Ltd.[b]	93,402	650,272
Taekwang Industrial Co. Ltd.[b]	1,116	915,938
Taewoong Co. Ltd.[a,b]	61,539	746,410
Taeyoung Engineering & Construction Co. Ltd.[a]	212,005	910,283
Tera Resource Co. Ltd.[a]	49,111	—
TK Corp.[b]	127,994	929,398
Tongyang Life Insurance Co. Ltd.	112,559	942,011

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Toptec Co. Ltd.[b]	31,452	$685,398
ViroMed Co. Ltd.[a,b]	29,923	3,455,166
Webzen Inc.[a,b]	36,858	633,325
WeMade Entertainment Co. Ltd.[a,b]	27,685	775,681
Wonik IPS Co. Ltd.[a,b]	134,552	1,441,590
Woori Bank	761,443	5,362,795
YG Entertainment Inc.[b]	32,028	960,814
Youlchon Chemical Co. Ltd.[b]	115,738	1,099,637
Youngone Corp.[b]	58,086	2,386,002
Youngone Holdings Co. Ltd.	19,545	1,131,578
Yuanta Securities Korea Co. Ltd.[a,b]	266,001	722,700
Yuhan Corp.	18,859	3,941,984
Yungjin Pharmaceutical Co. Ltd.[a,b]	424,657	832,694

		1,389,793,560
TAIWAN — 13.69%
A-DATA Technology Co. Ltd.[b]	1,045,820	1,043,239
Ability Enterprise Co. Ltd.	1,570,769	976,059
AcBel Polytech Inc.[b]	1,343,000	949,702
Accton Technology Corp.[b]	1,952,000	1,900,193
Acer Inc.[a,b]	7,080,872	2,524,926
Advanced Ceramic X Corp.	125,000	710,911
Advanced Semiconductor Engineering Inc.[b]	15,095,000	17,238,061
Advanced Wireless Semiconductor Co.[b]	396,000	899,675
Advantech Co. Ltd.[b]	770,302	5,331,291
Airtac International Group[b]	309,190	1,590,981
Alpha Networks Inc.[b]	1,212,700	574,748
Altek Corp.[b]	898,000	783,642
Ambassador Hotel (The)[b]	1,267,000	1,000,805
AmTRAN Technology Co. Ltd.[b]	2,527,000	1,186,242
Ardentec Corp.	1,625,912	1,081,267
Asia Cement Corp.[b]	4,738,050	3,935,068
Asia Optical Co. Inc.[a,b]	943,000	856,963
Asia Pacific Telecom Co. Ltd.[a]	4,886,000	1,661,405
Asia Polymer Corp.	1,907,850	1,093,661
Asustek Computer Inc.	1,663,000	13,686,522
AU Optronics Corp.	20,523,000	5,564,282
Bank of Kaohsiung Co. Ltd.	4,698,043	1,210,136
BES Engineering Corp.[b]	4,957,000	936,747
Bizlink Holding Inc.[b]	255,583	1,242,076
Brogent Technologies Inc.[b]	87,799	734,476

Security	Shares	Value
Capital Securities Corp.[b]	4,621,000	$1,206,978
Career Technology MFG. Co. Ltd.[b]	1,204,000	824,236
Casetek Holdings Ltd.[b]	331,000	1,802,811
Catcher Technology Co. Ltd.	1,572,000	12,298,989
Cathay Financial Holding Co. Ltd.	19,418,078	21,795,086
Cathay Real Estate Development Co. Ltd.	1,832,000	749,735
Center Laboratories Inc.[a,b]	478,000	976,655
Chailease Holding Co. Ltd.[b]	2,466,945	4,112,565
Chang Hwa Commercial Bank Ltd.	10,941,290	5,366,605
Cheng Loong Corp.[b]	2,489,000	853,834
Cheng Shin Rubber Industry Co. Ltd.[b]	3,464,650	6,078,150
Cheng Uei Precision Industry Co. Ltd.[b]	987,000	1,283,053
Chia Hsin Cement Corp.[b]	1,024,000	287,492
Chicony Electronics Co. Ltd.[b]	1,166,302	2,544,442
Chin-Poon Industrial Co. Ltd.[b]	891,000	1,608,690
China Airlines Ltd.[a]	6,268,000	2,169,054
China Bills Finance Corp.[b]	3,357,000	1,212,205
China Development Financial Holding Corp.	31,726,000	7,627,911
China Life Insurance Co. Ltd./Taiwan	7,611,048	5,290,540
China Man-Made Fiber Corp.[a]	3,461,000	864,417
China Metal Products	1,088,146	864,440
China Motor Corp.	662,000	426,300
China Petrochemical Development Corp.[a,b]	5,280,900	1,280,815
China Steel Chemical Corp.[b]	369,000	1,293,588
China Steel Corp.[b]	27,172,529	16,843,828
China Synthetic Rubber Corp.	1,212,100	866,255
Chipbond Technology Corp.	1,422,000	2,225,084
Chlitina Holding Ltd.	79,000	703,659
Chong Hong Construction Co. Ltd.[b]	655,122	845,713
Chroma ATE Inc.[b]	892,000	1,892,333
Chung Hung Steel Corp.[a]	6,882,000	1,250,821
Chunghwa Telecom Co. Ltd.	8,874,000	27,904,821
Cleanaway Co. Ltd.	269,000	1,436,793
Clevo Co.[b]	1,160,175	1,113,673
CMC Magnetics Corp.[a,b]	10,249,566	1,113,413

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Compal Electronics Inc.	9,600,000	$5,633,125
Compeq Manufacturing Co. Ltd.	2,698,000	1,591,261
Continental Holdings Corp.[a,b]	3,093,600	1,103,128
Coretronic Corp.	1,350,750	1,325,062
Coxon Precise Industrial Co. Ltd.[b]	721,000	1,030,558
CSBC Corp. Taiwan[b]	2,736,000	1,251,420
CTBC Financial Holding Co. Ltd.	36,464,259	17,775,668
CTCI Corp.[b]	1,649,000	1,868,225
Cub Elecparts Inc.	92,000	1,032,619
Cyberlink Corp.[b]	617,540	1,350,962
D-Link Corp.[a,b]	3,970,991	1,290,524
Darwin Precisions Corp.[b]	2,174,000	604,470
Delta Electronics Inc.	4,603,000	18,629,739
Depo Auto Parts Ind. Co. Ltd.[b]	270,000	970,902
Dynapack International Technology Corp.[b]	903,000	1,308,361
E Ink Holdings Inc.[a,b]	2,218,000	1,081,235
E.Sun Financial Holding Co. Ltd.	17,288,438	8,948,036
Eclat Textile Co. Ltd.[b]	453,062	5,725,988
Elan Microelectronics Corp.	1,185,000	1,529,745
Elite Advanced Laser Corp.[b]	265,000	1,104,432
Elite Material Co. Ltd.[b]	799,000	1,454,607
Elite Semiconductor Memory Technology Inc.[b]	1,337,000	1,166,737
Ennoconn Corp.[b]	109,000	1,198,829
Epistar Corp.	2,434,694	1,945,147
Eternal Materials Co. Ltd.	1,659,030	1,632,471
EVA Airways Corp.[a]	4,652,279	2,498,892
Evergreen Marine Corp. Taiwan Ltd.	4,006,870	1,446,872
Everlight Chemical Industrial Corp.[b]	1,689,601	1,062,610
Everlight Electronics Co. Ltd.[b]	994,000	1,785,682
Far Eastern Department Stores Ltd.[b]	2,362,167	1,229,703
Far Eastern International Bank[b]	4,751,011	1,349,589
Far Eastern New Century Corp.	6,755,916	5,143,376
Far EasTone Telecommunications Co. Ltd.	3,754,000	7,850,957
Faraday Technology Corp.[b]	769,000	1,076,026
Farglory Land Development Co. Ltd.	673,782	692,395

Security	Shares	Value
Federal Corp.	3,342,264	$1,508,605
Feng Hsin Steel Co. Ltd.	1,109,000	1,304,824
Feng TAY Enterprise Co. Ltd.[b]	750,024	4,073,764
Firich Enterprises Co. Ltd.[b]	496,729	1,275,006
First Financial Holding Co. Ltd.	20,527,703	9,574,488
FLEXium Interconnect Inc.[b]	664,734	1,642,232
Formosa Chemicals & Fibre Corp.	7,555,210	17,005,588
Formosa Petrochemical Corp.[b]	2,841,000	7,215,347
Formosa Plastics Corp.	9,779,800	23,248,802
Formosa Taffeta Co. Ltd.	1,725,000	1,572,806
Formosan Rubber Group Inc.	2,224,000	1,131,006
Foxconn Technology Co. Ltd.[b]	2,123,787	4,185,967
Fubon Financial Holding Co. Ltd.	15,867,000	18,835,856
Getac Technology Corp.[b]	1,552,000	983,077
Giant Manufacturing Co. Ltd.[b]	691,000	4,408,161
Gigabyte Technology Co. Ltd.[b]	1,353,000	1,465,696
Gigasolar Materials Corp.[b]	76,800	1,416,659
Gigastorage Corp.[a,b]	943,000	893,852
Ginko International Co. Ltd.	115,000	1,154,083
Gintech Energy Corp.[a,b]	1,198,019	1,146,395
Gloria Material Technology Corp.[b]	2,237,200	1,231,968
Goldsun Building Materials Co. Ltd.[b]	3,818,000	976,559
Gourmet Master Co. Ltd.	186,000	1,147,388
Grand Pacific Petrochemical[b]	2,463,000	1,245,137
Grape King Bio Ltd.[b]	268,000	1,508,065
Great Wall Enterprise Co. Ltd.	1,891,500	1,260,734
Greatek Electronics Inc.[b]	960,000	1,038,517
HannStar Display Corp.[a,b]	7,351,640	926,919
Hermes Microvision Inc.[b]	103,000	2,560,123
Hey Song Corp.[b]	857,000	928,382
Highwealth Construction Corp.[b]	1,926,230	1,906,986
Hiwin Technologies Corp.[b]	542,263	2,186,544
Ho Tung Chemical Corp.[a,b]	4,976,177	1,145,515
Holy Stone Enterprise Co. Ltd.[b]	940,900	971,138
Hon Hai Precision Industry Co. Ltd.	34,133,646	80,116,285
Hota Industrial Manufacturing Co. Ltd.[b]	514,000	2,002,979
Hotai Motor Co. Ltd.[b]	589,000	6,105,877
HTC Corp.[b]	1,624,000	3,924,145
Hua Nan Financial Holdings Co. Ltd.	14,453,211	6,741,237

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Huaku Development Co. Ltd.[b]	736,000	$1,156,091
Hung Sheng Construction Ltd.[b]	2,335,000	1,004,770
Ichia Technologies Inc.[b]	1,728,000	852,768
IEI Integration Corp.[b]	947,582	1,160,526
Innolux Corp.[b]	20,090,241	5,839,905
Inotera Memories Inc.[a,b]	5,660,000	4,854,056
Inventec Corp.	5,725,000	4,100,114
ITEQ Corp.[b]	1,673,000	1,339,125
KEE TAI Properties Co. Ltd.[b]	2,832,000	1,248,459
Kenda Rubber Industrial Co. Ltd.	1,050,687	1,536,573
Kerry TJ Logistics Co. Ltd.[b]	766,000	886,275
Kindom Construction Corp.	1,588,000	707,222
King Slide Works Co. Ltd.	153,000	1,892,242
King Yuan Electronics Co. Ltd.[b]	2,835,000	2,230,839
King’s Town Bank Co. Ltd.[b]	2,566,000	1,644,674
Kinpo Electronics[a]	3,739,000	1,187,002
Kinsus Interconnect Technology Corp.	722,000	1,672,906
Kuoyang Construction Co. Ltd.	3,232,023	1,016,329
Land Mark Optoelectronics Corp.[b]	99,000	1,695,083
Largan Precision Co. Ltd.	244,000	18,612,783
LCY Chemical Corp.[a]	1,469,000	1,454,324
Lealea Enterprise Co. Ltd.[b]	3,965,173	1,119,202
Lien Hwa Industrial Corp.[b]	1,460,400	850,347
Lite-On Technology Corp.	4,863,889	5,612,968
Long Bon International Co. Ltd.[b]	1,620,000	943,278
Macronix International[a]	11,687,000	1,329,347
Makalot Industrial Co. Ltd.[b]	437,525	2,738,481
Masterlink Securities Corp.[b]	4,626,603	1,234,893
MediaTek Inc.[b]	3,612,572	25,655,001
Mega Financial Holding Co. Ltd.	25,096,958	16,538,980
Merida Industry Co. Ltd.[b]	514,850	2,354,875
Merry Electronics Co. Ltd.[b]	473,070	844,158
Micro-Star International Co. Ltd.[b]	1,762,000	2,362,094
Microbio Co. Ltd.[a]	1,660,141	1,311,348
MIN AIK Technology Co. Ltd.[b]	567,000	887,217
Mitac Holdings Corp.[b]	1,293,000	904,618
Motech Industries Inc.[a,b]	921,000	1,111,342
Nan Kang Rubber Tire Co. Ltd.[a,b]	1,490,000	1,275,593
Nan Ya Plastics Corp.	11,032,440	21,180,479
Nan Ya Printed Circuit Board Corp.[b]	651,000	676,819

Security	Shares	Value
National Petroleum Co. Ltd.[b]	839,000	$911,408
Neo Solar Power Corp.[b]	1,693,806	1,223,259
Novatek Microelectronics Corp.[b]	1,414,000	5,871,810
OBI Pharma Inc.[a,b]	253,000	3,524,886
Oriental Union Chemical Corp.[b]	1,524,000	992,856
Pan-International Industrial Corp.[b]	1,902,366	721,287
Parade Technologies Ltd.[b]	171,000	1,582,285
PChome Online Inc.[b]	195,604	2,074,820
Pegatron Corp.	4,584,000	10,897,208
PharmaEngine Inc.[b]	142,000	912,283
Phison Electronics Corp.[b]	333,000	2,595,300
Pixart Imaging Inc.[b]	457,000	1,042,387
Pou Chen Corp.	5,396,000	6,697,912
Powertech Technology Inc.	1,640,000	3,568,007
Poya International Co. Ltd.[b]	153,060	1,542,944
President Chain Store Corp.	1,365,000	9,262,383
President Securities Corp.[b]	2,641,000	1,009,289
Primax Electronics Ltd.[b]	1,019,000	1,212,730
Prince Housing & Development Corp.[b]	3,586,995	1,016,776
Qisda Corp.[b]	3,995,000	1,262,262
Quanta Computer Inc.[b]	6,252,000	10,573,014
Radiant Opto-Electronics Corp.[b]	1,137,940	2,253,143
Radium Life Tech Co. Ltd.[b]	2,732,196	846,823
Realtek Semiconductor Corp.[b]	1,162,110	2,933,950
Rich Development Co. Ltd.[b]	4,054,770	1,122,529
Richtek Technology Corp.	229,000	1,326,508
Ritek Corp.[a,b]	10,434,000	860,290
Ruentex Development Co. Ltd.[b]	1,937,822	2,635,699
Ruentex Industries Ltd.	1,167,906	2,062,954
Sampo Corp.	3,928,000	1,442,032
Sanyang Motor Co. Ltd.[a,b]	1,527,000	983,323
ScinoPharm Taiwan Ltd.	664,700	1,104,100
Sercomm Corp.[b]	690,000	1,775,247
Shihlin Paper Corp.[a]	143,000	128,232
Shin Kong Financial Holding Co. Ltd.	18,265,443	3,451,703
Shin Zu Shing Co. Ltd.[b]	472,000	1,484,232
Shining Building Business Co. Ltd.[a]	2,497,601	811,690
Shinkong Synthetic Fibers Corp.	3,731,000	1,026,160
Sigurd Microelectronics Corp.[b]	1,823,000	1,267,191
Silergy Corp.[b]	129,000	1,682,761

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Siliconware Precision Industries Co. Ltd.	5,352,819	$8,263,108
Simplo Technology Co. Ltd.[b]	646,000	2,079,983
Sinbon Electronics Co. Ltd.[b]	749,000	1,471,765
Sino-American Silicon Products Inc.[b]	1,418,000	1,762,259
SinoPac Financial Holdings Co. Ltd.	21,862,243	5,999,749
Sinyi Realty Inc.[b]	832,877	656,638
Sitronix Technology Corp.	406,000	1,148,411
Soft-World International Corp.[b]	432,000	929,466
Solar Applied Materials Technology Co.	1,911,000	1,112,718
St. Shine Optical Co. Ltd.[b]	123,000	2,198,544
Standard Foods Corp.[b]	904,648	2,248,553
Swancor Ind Co. Ltd.[b]	180,000	771,846
Synnex Technology International Corp.[b]	2,912,000	2,970,534
TA Chen Stainless Pipe[b]	2,375,252	1,122,155
Ta Chong Bank Ltd.[a]	4,815,168	1,876,397
Taichung Commercial Bank Co. Ltd.	5,149,341	1,414,705
Taiflex Scientific Co. Ltd.[b]	830,000	945,339
Taigen Biopharmaceuticals Holdings Ltd.[a,b]	708,000	605,055
Tainan Spinning Co. Ltd.[b]	2,793,894	1,172,810
Taishin Financial Holding Co. Ltd.[b]	18,175,316	6,016,143
Taiwan Acceptance Corp.[b]	420,000	930,188
Taiwan Business Bank[a]	10,512,518	2,654,069
Taiwan Cement Corp.	7,563,000	6,827,455
Taiwan Cogeneration Corp.[b]	1,491,000	1,099,227
Taiwan Cooperative Financial Holding Co. Ltd.	15,979,131	6,803,825
Taiwan Fertilizer Co. Ltd.[b]	1,626,000	2,192,008
Taiwan Glass Industry Corp.[a]	2,728,000	1,054,851
Taiwan Hon Chuan Enterprise Co. Ltd.[b]	996,674	1,468,079
Taiwan Land Development Corp.[b]	2,381,854	867,249
Taiwan Liposome Co. Ltd.[a]	138,000	660,267
Taiwan Mobile Co. Ltd.	3,877,000	11,958,128
Taiwan Paiho Ltd.[b]	709,000	1,715,323
Taiwan PCB Techvest Co. Ltd.[b]	1,156,042	1,161,886
Taiwan Secom Co. Ltd.[b]	876,185	2,438,827

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	59,491,000	$266,735,646
Taiwan Shin Kong Security Co. Ltd.[b]	1,601,770	1,874,966
Taiwan Surface Mounting Technology Corp.[b]	1,408,261	1,243,755
Taiwan TEA Corp.[b]	2,351,000	1,001,043
Tatung Co. Ltd.[a,b]	5,771,000	915,177
Teco Electric and Machinery Co. Ltd.	4,599,000	3,764,227
Test Research Inc.[b]	608,400	840,321
Test Rite International Co. Ltd.[b]	1,705,000	1,033,815
Ton Yi Industrial Corp.[b]	1,900,000	883,335
Tong Hsing Electronic Industries Ltd.[b]	433,000	1,068,428
Tong Yang Industry Co. Ltd.	927,400	1,381,388
Topco Scientific Co. Ltd.[b]	924,371	1,627,218
TPK Holding Co. Ltd.	696,000	1,480,717
Transcend Information Inc.[b]	454,000	1,386,645
Tripod Technology Corp.[b]	1,173,000	2,075,481
TrueLight Corp.[b]	319,000	929,201
TSRC Corp.[b]	1,698,900	1,270,392
TTY Biopharm Co. Ltd.	522,124	1,743,975
Tung Ho Steel Enterprise Corp.	2,040,000	1,236,940
Tung Thih Electronic Co. Ltd.[b]	161,000	2,010,562
TWi Pharmaceuticals Inc.[a]	191,000	887,984
TXC Corp.[b]	1,236,000	1,446,810
U-Ming Marine Transport Corp.	1,117,000	900,806
Uni-President Enterprises Corp.	11,582,369	19,970,804
Unimicron Technology Corp.[b]	3,216,000	1,635,484
Union Bank of Taiwan[b]	2,988,681	832,787
Unitech Printed Circuit Board Corp.[b]	2,573,000	913,619
United Microelectronics Corp.[b]	27,671,000	11,116,028
UPC Technology Corp.	3,350,146	918,387
USI Corp.	2,372,000	970,727
Vanguard International Semiconductor Corp.	2,042,000	3,139,931
Visual Photonics Epitaxy Co. Ltd.	889,000	1,393,744
Voltronic Power Technology Corp.[b]	119,451	1,833,173
Wah Lee Industrial Corp.[b]	722,000	968,982
Walsin Lihwa Corp.[a]	7,068,000	1,750,410
Waterland Financial Holdings Co. Ltd.[b]	5,884,581	1,306,819

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Win Semiconductors Corp.	1,316,669	$2,143,470
Winbond Electronics Corp.[a]	7,095,000	2,021,836
Wistron Corp.[b]	5,986,087	3,566,578
Wistron NeWeb Corp.[b]	615,623	1,589,446
Wowprime Corp.[b]	210,260	869,967
WPG Holdings Ltd.[b]	3,239,000	3,308,981
WT Microelectronics Co. Ltd.[b]	889,896	1,040,336
XPEC Entertainment Inc.[b]	291,000	844,138
Yageo Corp.[b]	1,166,078	1,929,896
Yang Ming Marine Transport Corp.[a]	4,225,000	1,118,801
Yeong Guan Energy Technology Group Co. Ltd.[b]	166,937	1,205,611
YFY Inc.[b]	2,305,000	700,545
Yieh Phui Enterprise Co. Ltd.	3,443,510	831,035
Yuanta Financial Holding Co. Ltd.	19,759,255	6,362,062
Yulon Motor Co. Ltd.	1,659,000	1,472,692
YungShin Global Holding Corp.[b]	947,650	1,397,293
Yungtay Engineering Co. Ltd.	1,114,000	1,602,347
Zhen Ding Technology Holding Ltd.	906,950	1,962,256
Zinwell Corp.[b]	965,000	1,881,680

		1,246,037,163
THAILAND — 2.53%
Advanced Info Service PCL NVDR	2,533,200	12,122,105
Airports of Thailand PCL NVDR	1,060,900	11,880,413
Amata Corp. PCL NVDR[b]	2,808,600	1,016,866
AP Thailand PCL NVDR[b]	5,368,490	873,905
Bangchak Petroleum PCL (The) NVDR	1,098,500	948,046
Bangkok Airways Co. Ltd.[b]	1,788,500	1,164,558
Bangkok Bank PCL Foreign	685,100	3,191,878
Bangkok Chain Hospital PCL NVDR	5,432,650	1,524,740
Bangkok Dusit Medical Services PCL NVDR	9,828,100	5,958,096
Bangkok Expressway & Metro PCL[a]	18,104,885	2,667,714
Bangkok Land PCL NVDR[b]	25,599,900	1,020,260
Banpu PCL NVDR[b]	2,655,400	1,363,846
BEC World PCL NVDR	2,813,000	2,486,935
BTS Group Holdings PCL NVDR	14,247,300	3,318,905

Security	Shares	Value
Bumrungrad Hospital PCL NVDR	927,900	$5,651,257
Central Pattana PCL NVDR	3,594,100	4,690,588
Charoen Pokphand Foods PCL NVDR	7,257,400	3,870,070
Chularat Hospital PCL NVDR[b]	19,388,500	1,393,055
CP ALL PCL NVDR	10,809,400	13,121,149
Delta Electronics Thailand PCL NVDR	1,376,500	3,138,945
Dynasty Ceramic PCL NVDR	12,805,920	1,538,292
Eastern Polymer Group PCL[b]	2,947,200	1,100,134
Energy Absolute PCL NVDR[b]	3,289,800	1,957,445
Esso Thailand PCL NVDR[a]	6,161,200	881,901
Glow Energy PCL NVDR	1,347,800	3,054,585
Gunkul Engineering PCL NVDR[b]	1,762,600	1,212,004
Hana Microelectronics PCL NVDR[b]	1,575,900	1,492,748
Home Product Center PCL NVDR[b]	11,413,574	2,306,420
Indorama Ventures PCL NVDR	3,516,200	2,121,760
Inter Far East Energy Corp.[b]	3,165,600	537,521
IRPC PCL NVDR[b]	24,159,700	2,969,955
Italian-Thai Development PCL NVDR[a,b]	5,201,200	934,260
Kasikornbank PCL Foreign	2,832,900	13,794,784
Kasikornbank PCL NVDR	1,387,600	6,640,073
KCE Electronics PCL NVDR[b]	867,800	2,070,250
Khon Kaen Sugar Industry PCL NVDR	7,275,260	804,505
Kiatnakin Bank PCL NVDR	1,186,000	1,497,895
Krung Thai Bank PCL NVDR[b]	8,196,900	4,071,994
Krungthai Card PCL NVDR[b]	332,500	774,558
LPN Development PCL NVDR[b]	2,494,100	875,000
Major Cineplex Group PCL NVDR[b]	1,043,800	812,951
Minor International PCL NVDR[b]	4,609,760	4,657,630
Muangthai Leasing PCL[b]	2,230,500	1,283,336
PTT Exploration & Production PCL NVDR	3,318,901	6,310,849
PTT Global Chemical PCL NVDR	4,784,200	7,217,254
PTT PCL NVDR	2,363,300	17,245,523
Quality Houses PCL NVDR[b]	16,539,817	1,067,684
Samart Corp. PCL NVDR[b]	1,754,800	783,085

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Siam Cement PCL (The) Foreign	815,100	$10,111,541
Siam Cement PCL (The) NVDR	151,900	1,884,361
Siam Commercial Bank PCL (The) NVDR[b]	3,719,500	14,458,343
Siam Global House PCL NVDR[b]	3,735,422	943,553
Sino-Thai Engineering & Construction PCL NVDR[b]	2,384,128	1,170,986
Sri Trang Agro-Industry PCL NVDR	2,673,000	772,717
Srisawad Power 1979 PCL NVDR[b]	1,531,300	1,955,491
Supalai PCL NVDR[b]	2,100,200	1,037,427
Superblock PCL[a,b]	26,758,700	856,158
Thai Airways International PCL NVDR[a,b]	2,427,600	817,603
Thai Oil PCL NVDR	2,061,000	3,673,127
Thai Union Group PCL NVDR	5,144,400	2,873,241
Thai Vegetable Oil PCL NVDR	1,991,600	1,335,932
Thaicom PCL NVDR[b]	1,529,700	1,255,788
Thanachart Capital PCL NVDR	1,706,700	1,820,225
Thoresen Thai Agencies PCL NVDR[b]	2,823,823	637,995
TICON Industrial Connection PCL NVDR[b]	2,426,960	790,141
Tisco Financial Group PCL NVDR	1,406,750	1,875,403
TMB Bank PCL NVDR	35,764,500	2,549,588
True Corp. PCL NVDR[a,b]	21,898,518	4,332,993
TTW PCL NVDR[b]	4,904,200	1,417,717
VGI Global Media PCL NVDR[b]	11,186,000	1,362,538
WHA Corp. PCL NVDR[a,b]	18,373,800	1,485,168

		230,835,763
TURKEY — 1.48%
Akbank TAS	5,418,718	13,552,297
Aksa Akrilik Kimya Sanayii AS	271,439	885,567
Albaraka Turk Katilim Bankasi ASb	2,080,848	1,091,551
Anadolu Efes Biracilik ve Malt Sanayii AS	516,008	3,003,702
Arcelik AS	634,773	4,105,358
BIM Birlesik Magazalar AS	527,968	9,782,810
Cimsa Cimento Sanayi VE Ticaret AS	197,116	1,037,347

Security	Shares	Value
Coca-Cola Icecek AS	210,870	$2,359,335
Dogus Otomotiv Servis ve Ticaret ASb	164,714	628,799
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,890,127	4,269,842
Enka Insaat ve Sanayi AS	1,383,102	2,237,453
Eregli Demir ve Celik Fabrikalari TAS	3,226,508	3,767,244
Ford Otomotiv Sanayi AS	177,129	2,092,122
Haci Omer Sabanci Holding AS	2,366,835	6,984,839
Is Gayrimenkul Yatirim Ortakligi ASb	1,955,145	1,157,948
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	2,914,006	1,074,951
KOC Holding AS	1,583,729	6,935,648
Koza Altin Isletmeleri AS	137,290	754,565
Petkim Petrokimya Holding ASa,b	1,983,609	2,349,611
Sekerbank TAS[a,b]	1,774,712	906,936
TAV Havalimanlari Holding AS	455,862	2,692,159
Tofas Turk Otomobil Fabrikasi AS	323,386	2,199,830
Trakya Cam Sanayii ASb	1,626,420	985,275
Tupras Turkiye Petrol Rafinerileri ASa	320,846	8,241,577
Turk Hava Yollari AOa	1,220,289	3,023,052
Turk Telekomunikasyon AS	1,121,865	2,190,727
Turkcell Iletisim Hizmetleri AS	2,047,788	7,678,858
Turkiye Garanti Bankasi AS	5,725,628	14,261,751
Turkiye Halk Bankasi AS	1,595,024	5,398,078
Turkiye Is Bankasi Class C	4,003,865	6,124,770
Turkiye Sinai Kalkinma Bankasi ASb	2,850,897	1,553,386
Turkiye Sise ve Cam Fabrikalari AS	1,874,025	2,143,700
Turkiye Vakiflar Bankasi Tao Class D	2,055,182	2,872,581
Ulker Biskuvi Sanayi ASb	423,999	2,588,650
Yapi ve Kredi Bankasi ASb	2,529,097	3,209,731
Yazicilar Holding ASb	196,033	782,858

		134,924,908
UNITED ARAB EMIRATES — 0.97%
Abu Dhabi Commercial Bank PJSC	4,744,257	8,783,149

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Agthia Group PJSC	481,202	$936,713
Air Arabia PJSC	5,030,484	1,835,218
Al Waha Capital PJSC	2,946,763	1,837,189
Aldar Properties PJSC	7,591,489	5,167,020
Amlak Finance PJSC[a]	2,219,465	960,768
Dana Gas PJSC[a]	8,936,819	1,240,870
Deyaar Development PJSC[a]	6,293,734	962,981
DP World Ltd.	405,645	6,883,796
Dubai Financial Market PJSC	6,089,461	2,287,869
Dubai Islamic Bank PJSC	2,368,798	4,120,995
Dubai Parks & Resorts PJSC[a]	6,613,971	2,142,804
Emaar Malls Group PJSC[a]	5,026,213	3,763,108
Emaar Properties PJSC	8,613,896	13,719,196
Emirates Telecommunications Group Co. PJSC	4,195,239	20,045,043
Eshraq Properties Co. PJSC[a]	4,527,543	949,132
First Gulf Bank PJSC	2,183,137	7,578,170
National Bank of Abu Dhabi PJSC	1,710,809	3,819,342
Orascom Construction Ltd.[a]	162,868	863,200
Union Properties PJSC	3,777,434	773,371

		88,669,934

TOTAL COMMON STOCKS
(Cost: $10,627,488,719)		8,809,656,161

PREFERRED STOCKS — 2.68%

BRAZIL — 1.65%
Banco ABC Brasil SA	320,475	708,713
Banco Bradesco SA	6,160,804	33,038,865
Banco do Estado do Rio Grande do Sul SA Class B	434,800	611,887
Bradespar SA	719,900	729,072
Braskem SA Class A	399,600	2,560,702
Centrais Eletricas Brasileiras SA Class B	516,300	1,267,623
Cia. Brasileira de Distribuicao	382,000	3,991,546
Cia. Energetica de Minas Gerais	1,842,420	2,717,816
Cia. Energetica de Sao Paulo Class B	448,600	1,533,174
Cia. Energetica do Ceara Class A	22,900	180,125
Cia. Paranaense de Energia Class B	221,800	1,289,230

Security	Shares	Value
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	298,500	$543,846
Itau Unibanco Holding SA	7,275,912	46,442,381
Itausa-Investimentos Itau SA	8,397,087	14,391,509
Lojas Americanas SA	1,192,275	5,959,427
Marcopolo SA	1,555,100	805,043
Petroleo Brasileiro SA	9,268,800	11,972,365
Suzano Papel e Celulose SA Class A	924,300	3,832,571
Telefonica Brasil SA	873,500	8,385,319
Vale SA	4,210,900	9,058,202

		150,019,416
CHILE — 0.07%
Embotelladora Andina SA Class B	682,181	2,033,142
Sociedad Quimica y Minera de Chile SA Series B	238,171	4,261,953

		6,295,095
COLOMBIA — 0.15%
Avianca Holdings SA	1,272,325	770,520
Bancolombia SA	1,031,848	7,691,391
Grupo Aval Acciones y Valores SA	8,180,555	2,760,516
Grupo de Inversiones Suramericana SA	203,774	2,302,340

		13,524,767
RUSSIA — 0.17%
AK Transneft OAO	2,068	4,888,697
Surgutneftegas OAO	17,458,800	10,259,871

		15,148,568
SOUTH KOREA — 0.64%
AmorePacific Corp.	21,937	3,982,256
Hyundai Motor Co.	56,411	4,629,835
Hyundai Motor Co. Series 2	90,116	7,505,416
LG Chem Ltd.	18,429	2,995,253
Samsung Electronics Co. Ltd.	49,632	39,570,754

		58,683,514

TOTAL PREFERRED STOCKS
(Cost: $412,123,399)		243,671,360

RIGHTS — 0.00%

BRAZIL — 0.00%
Duratex SAa	30,499	20,157

		20,157

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
CHILE — 0.00%
Parque Arauco SAa	139,295	$28,066

		28,066

TOTAL RIGHTS
(Cost: $0)		48,223

SHORT-TERM INVESTMENTS — 7.26%

MONEY MARKET FUNDS — 7.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[f,g,h]	623,391,218	623,391,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[f,g,h]	31,636,389	31,636,389
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g]	5,557,060	5,557,060

		660,584,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $660,584,667)		660,584,667

Value
TOTAL INVESTMENTS IN SECURITIES — 106.71%
(Cost: $11,700,196,785)	$9,713,960,411
Other Assets, Less Liabilities — (6.71)%	(610,596,079)

NET ASSETS — 100.00%	$9,103,364,332

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security is currently subject to restrictions on resale in the People’s Republic of China.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini	1,239	Mar. 2016	New York Board of Trade	$45,973,095	$(545,669)

See notes to consolidated financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 94.40%

BRAZIL — 8.94%
Ambev SA	522,065	$2,314,283
B2W Cia. Digital[a]	11,600	33,669
Banco Bradesco SA	87,388	511,024
Banco do Brasil SA	92,889	316,065
Banco Santander Brasil SA Units	46,400	174,322
BB Seguridade Participacoes SA	81,200	492,183
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	197,269	576,048
BR Malls Participacoes SA	46,400	156,948
BRF SA	69,600	899,012
CCR SA	104,400	331,358
CETIP SA – Mercados Organizados	23,760	226,297
Cia. de Saneamento Basico do Estado de Sao Paulo	34,800	197,730
Cia. Siderurgica Nacional SA	81,200	106,109
Cielo SA	102,001	794,876
Cosan SA Industria e Comercio	11,600	77,979
CPFL Energia SAa	24,637	103,395
Duratex SA	34,848	53,245
EDP – Energias do Brasil SA	23,200	74,218
Embraer SA	81,200	616,249
Equatorial Energia SA	11,600	111,619
Estacio Participacoes SA	34,800	111,590
Fibria Celulose SA	23,241	256,981
Hypermarcas SAa	34,800	220,380
JBS SA	81,252	232,773
Klabin SA Units	69,600	376,046
Kroton Educacional SA	150,864	377,985
Localiza Rent A Car SA	11,660	67,364
Lojas Renner SA	69,600	314,829
Multiplan Empreendimentos Imobiliarios SA	11,600	137,038
Natura Cosmeticos SA	23,200	154,966
Odontoprev SA	34,800	88,764
Petroleo Brasileiro SAa	336,400	621,351
Porto Seguro SA	11,600	68,883
Qualicorp SA	23,200	75,093
Raia Drogasil SA	23,250	268,824
Sul America SA	23,272	93,865
TIM Participacoes SA	92,869	162,199
TOTVS SA	11,600	91,825
Tractebel Energia SA	23,200	205,805

Security	Shares	Value
Ultrapar Participacoes SA	46,400	$732,853
Vale SA	150,800	447,553
WEG SA	68,240	226,192

		13,499,788
CHINA — 57.81%
58.com Inc. ADR[a]	3,944	209,032
AAC Technologies Holdings Inc.	58,000	402,397
Agricultural Bank of China Ltd. Class H	2,668,000	878,337
Air China Ltd. Class H	250,000	148,210
Alibaba Group Holding Ltd. ADR[a,b]	56,386	3,879,921
Alibaba Health Information Technology Ltd.[a]	310,000	164,246
Alibaba Pictures Group Ltd.[a,b]	1,230,000	254,663
Aluminum Corp. of China Ltd. Class Ha,b	464,000	158,721
Anhui Conch Cement Co. Ltd. Class H	116,000	230,325
ANTA Sports Products Ltd.[b]	116,040	262,338
AviChina Industry & Technology Co. Ltd. Class H	232,000	158,423
Baidu Inc.[a]	15,660	2,715,757
Bank of China Ltd. Class H	8,932,000	3,342,544
Bank of Communications Co. Ltd. Class H	1,048,200	598,498
Beijing Capital International Airport Co. Ltd. Class H	232,000	201,982
Beijing Enterprises Holdings Ltd.	58,000	269,632
Beijing Enterprises Water Group Ltd.	464,000	243,452
Belle International Holdings Ltd.	580,000	377,410
Brilliance China Automotive Holdings Ltd.	232,000	189,153
Byd Co. Ltd. Class Ha,b	58,000	287,906
CAR Inc.[a]	116,000	132,467
CGN Power Co. Ltd. Class Hc	1,044,000	300,735
China Cinda Asset Management Co. Ltd. Class H	1,044,000	312,818
China CITIC Bank Corp. Ltd. Class Ha	928,000	511,965
China Coal Energy Co. Ltd. Class Hb	348,000	116,356
China Communications Construction Co. Ltd. Class H	474,000	426,689

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 29, 2016

Security	Shares	Value
China Communications Services Corp. Ltd. Class H	232,800	$93,705
China Conch Venture Holdings Ltd.[b]	116,000	181,396
China Construction Bank Corp. Class H	9,396,370	5,498,027
China COSCO Holdings Co. Ltd. Class Ha,b	363,000	124,172
China Everbright Bank Co. Ltd. Class H	357,000	141,861
China Everbright International Ltd.	232,000	246,734
China Galaxy Securities Co. Ltd. Class H	406,000	285,594
China Gas Holdings Ltd.[b]	232,000	309,089
China Huishan Dairy Holdings Co. Ltd.[b]	580,000	217,794
China International Marine Containers Group Co. Ltd. Class H	69,600	99,708
China Jinmao Holdings Group Ltd.[b]	500,000	124,740
China Life Insurance Co. Ltd. Class H	812,000	1,766,818
China Longyuan Power Group Corp. Ltd.	348,000	190,644
China Medical System Holdings Ltd.	116,000	147,682
China Mengniu Dairy Co. Ltd.	348,000	500,330
China Merchants Bank Co. Ltd. Class H	522,456	978,242
China Merchants Holdings International Co. Ltd.[b]	232,000	642,940
China Minsheng Banking Corp. Ltd. Class H	696,000	571,038
China Mobile Ltd.	696,000	7,357,265
China National Building Material Co. Ltd. Class H	232,000	102,632
China Overseas Land & Investment Ltd.	464,800	1,380,745
China Pacific Insurance Group Co. Ltd. Class H	301,600	975,449
China Petroleum & Chemical Corp. Class H	2,784,600	1,550,551
China Power International Development Ltd.	348,000	145,445
China Railway Construction Corp. Ltd. Class H	244,000	231,256
China Railway Group Ltd. Class H	464,000	292,978

Security	Shares	Value
China Resources Beer Holdings Co. Ltd.	232,000	$375,919
China Resources Gas Group Ltd.	171,000	446,403
China Resources Land Ltd.	260,444	621,624
China Resources Power Holdings Co. Ltd.	232,200	375,645
China Shenhua Energy Co. Ltd. Class H	406,000	570,143
China Shipping Container Lines Co. Ltd. Class Ha,b	484,000	93,362
China Southern Airlines Co. Ltd. Class H	232,000	130,080
China State Construction International Holdings Ltd.	232,000	356,228
China Taiping Insurance Holdings Co. Ltd.[a]	187,640	361,953
China Telecom Corp. Ltd. Class H	1,624,000	778,987
China Unicom Hong Kong Ltd.	697,900	795,174
China Vanke Co. Ltd. Class H	160,201	360,940
Chongqing Changan Automobile Co. Ltd. Class B	106,400	187,455
Chongqing Rural Commercial Bank Co. Ltd. Class H	348,000	162,898
CITIC Ltd.	464,000	631,305
CITIC Securities Co. Ltd. Class H	232,000	446,329
CNOOC Ltd.	1,972,000	2,018,624
COSCO Pacific Ltd.[b]	242,000	253,012
Country Garden Holdings Co. Ltd.	580,046	211,098
CRRC Corp. Ltd. Class H	539,400	492,498
CSPC Pharmaceutical Group Ltd.	464,000	369,355
Ctrip.com International Ltd.[a,b]	16,008	655,047
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	69,600	285,519
Datang International Power Generation Co. Ltd. Class H	232,000	60,565
Dongfeng Motor Group Co. Ltd. Class H	232,000	270,602
ENN Energy Holdings Ltd.	124,000	566,887
Evergrande Real Estate Group Ltd.[b]	464,000	303,122
Far East Horizon Ltd.	232,000	171,550
Fosun International Ltd.	232,000	298,348
GCL-Poly Energy Holdings Ltd.[b]	1,353,000	196,613
Geely Automobile Holdings Ltd.	580,000	214,811
GF Securities Co. Ltd.[a,b]	139,200	256,699

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 29, 2016

Security	Shares	Value
GOME Electrical Appliances Holding Ltd.	1,428,400	$189,201
Great Wall Motor Co. Ltd. Class H	337,000	242,257
Guangdong Investment Ltd.	232,000	281,939
Guangzhou Automobile Group Co. Ltd. Class H	232,454	200,882
Guangzhou R&F Properties Co. Ltd. Class H	139,200	164,330
Haier Electronics Group Co. Ltd.	136,000	203,226
Haitian International Holdings Ltd.	116,000	154,843
Haitong Securities Co. Ltd. Class H	324,800	472,822
Hanergy Thin Film Power Group Ltd.[a,b]	1,126,000	1
Hengan International Group Co. Ltd.	58,000	459,083
Huadian Power International Corp. Ltd. Class H	232,000	125,903
Huaneng Power International Inc. Class H	464,000	361,001
Huaneng Renewables Corp. Ltd. Class H	464,000	107,405
Huatai Securities Co. Ltd.[a,c]	139,200	262,069
Industrial & Commercial Bank of China Ltd. Class H	8,352,050	4,124,390
JD.com Inc. ADR[a,b]	18,792	483,142
Jiangxi Copper Co. Ltd. Class H	116,000	120,980
Kingsoft Corp. Ltd.[b]	116,000	229,430
Kunlun Energy Co. Ltd.	232,000	165,882
Lenovo Group Ltd.[b]	696,000	580,884
Longfor Properties Co. Ltd.	174,000	213,692
Luye Pharma Group Ltd.[a,b]	174,000	139,851
Netease Inc.	4,292	577,746
New China Life Insurance Co. Ltd. Class H	92,900	268,803
New Oriental Education & Technology Group Inc. ADR	6,960	216,665
New World China Land Ltd.	246,000	234,733
Nine Dragons Paper (Holdings) Ltd.	232,000	154,843
People’s Insurance Co. Group of China Ltd. (The) Class H	812,000	293,425
PetroChina Co. Ltd. Class H	2,088,000	1,339,882
PICC Property & Casualty Co. Ltd. Class H	465,548	702,859
Ping An Insurance Group Co. of China Ltd. Class H	580,000	2,453,914

Security	Shares	Value
Qihoo 360 Technology Co. Ltd. ADR[a]	5,104	$366,875
Qunar Cayman Islands Ltd. ADR[a,b]	2,668	98,956
Semiconductor Manufacturing International Corp.[a]	3,016,000	248,226
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	408,000	262,341
Shanghai Electric Group Co. Ltd. Class H	236,000	101,063
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	61,500	142,517
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,900	16,346
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	92,800	167,075
Shenzhou International Group Holdings Ltd.[b]	116,000	593,713
Shimao Property Holdings Ltd.	174,000	225,104
Shui On Land Ltd.	464,333	116,439
Sihuan Pharmaceutical Holdings Group Ltd.	722,000	184,767
Sino Biopharmaceutical Ltd.	464,000	339,520
Sino-Ocean Land Holdings Ltd.	406,000	177,517
Sinopec Engineering Group Co. Ltd. Class H	116,000	83,836
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	465,000	197,334
Sinopharm Group Co. Ltd. Class H	139,200	508,385
Sinotrans Ltd. Class H	232,000	86,521
SOHO China Ltd.	232,000	104,123
SouFun Holdings Ltd. ADR	12,876	68,629
Sun Art Retail Group Ltd.[b]	290,000	175,279
Sunac China Holdings Ltd.	232,000	149,174
TAL Education Group Class A ADR[a,b]	1,740	90,045
Tencent Holdings Ltd.	568,400	10,372,223
Tingyi Cayman Islands Holding Corp.	232,000	218,689
TravelSky Technology Ltd. Class H	116,000	174,832
Tsingtao Brewery Co. Ltd. Class H	40,000	144,545
Vipshop Holdings Ltd. ADR[a]	20,996	233,266
Want Want China Holdings Ltd.[b]	696,000	460,948
Weichai Power Co. Ltd. Class H	156,550	142,736

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 29, 2016

Security	Shares	Value
Yanzhou Coal Mining Co. Ltd. Class Hb	232,000	$99,052
Youku Tudou Inc.[a]	5,336	146,100
Yuexiu Property Co. Ltd.	697,920	97,829
YY Inc. ADR[a]	928	48,302
Zhejiang Expressway Co. Ltd. Class H	232,000	205,562
Zhuzhou CSR Times Electric Co. Ltd. Class H	64,000	313,163
Zijin Mining Group Co. Ltd. Class H	727,000	217,834
ZTE Corp. Class H	92,848	151,400

		87,305,956
INDIA — 19.39%
ACC Ltd.	5,336	93,104
Adani Ports & Special Economic Zone Ltd.	93,486	268,742
Ambuja Cements Ltd.	78,996	216,986
Apollo Hospitals Enterprise Ltd.	8,816	188,605
Ashok Leyland Ltd.	107,902	138,219
Asian Paints Ltd.	33,524	414,536
Aurobindo Pharma Ltd.	30,034	287,787
Axis Bank Ltd.	51,040	280,282
Bajaj Auto Ltd.	9,860	317,192
Bharat Forge Ltd.	12,296	134,128
Bharat Heavy Electricals Ltd.	70,180	93,180
Bharat Petroleum Corp. Ltd.	20,068	225,609
Bharti Airtel Ltd.	133,052	613,488
Bharti Infratel Ltd.	53,244	277,600
Bosch Ltd.	928	226,985
Cadila Healthcare Ltd.	16,356	75,201
Cairn India Ltd.	41,064	70,786
Cipla Ltd.	38,280	287,639
Coal India Ltd.	76,285	346,725
Container Corp. of India Ltd.	4,086	69,174
Dabur India Ltd.	58,812	203,833
Divi’s Laboratories Ltd.	8,932	124,082
Dr. Reddy’s Laboratories Ltd.	13,441	596,423
Eicher Motors Ltd.	1,276	352,461
GAIL (India) Ltd.	43,732	195,028
GlaxoSmithKline Consumer Healthcare Ltd.	1,044	84,870
Glenmark Pharmaceuticals Ltd.	15,312	164,622
Godrej Consumer Products Ltd.	13,804	239,737
HCL Technologies Ltd.	63,800	758,281
Hero Motocorp Ltd.	6,032	220,379
Hindalco Industries Ltd.	137,577	138,230

Security	Shares	Value
Hindustan Unilever Ltd.	85,447	$1,036,978
Housing Development Finance Corp. Ltd.	167,852	2,601,001
ICICI Bank Ltd.	121,104	336,366
Idea Cellular Ltd.	125,048	190,610
Indiabulls Housing Finance Ltd.	33,988	285,787
Infosys Ltd.	206,364	3,269,403
ITC Ltd.	253,924	1,097,152
JSW Steel Ltd.	9,744	160,411
Larsen & Toubro Ltd.	36,076	567,304
LIC Housing Finance Ltd.	31,900	196,668
Lupin Ltd.	25,172	645,459
Mahindra & Mahindra Financial Services Ltd.	31,873	96,027
Mahindra & Mahindra Ltd.	41,799	750,213
Marico Ltd.	48,720	168,571
Maruti Suzuki India Ltd.	10,556	499,298
Motherson Sumi Systems Ltd.	38,512	127,482
Nestle India Ltd.	2,668	195,270
NTPC Ltd.	127,253	222,239
Oil & Natural Gas Corp. Ltd.	84,912	240,868
Piramal Enterprises Ltd.	7,656	101,606
Power Finance Corp. Ltd.	30,512	68,783
Reliance Communications Ltd.[a]	101,848	77,028
Reliance Industries Ltd.	144,851	2,046,331
Rural Electrification Corp. Ltd.	34,345	78,252
Shree Cement Ltd.	928	135,673
Shriram Transport Finance Co. Ltd.	17,101	201,326
Siemens Ltd.	9,051	130,424
State Bank of India	167,050	387,566
Sun Pharmaceuticals Industries Ltd.	108,003	1,347,808
Tata Consultancy Services Ltd.	52,896	1,682,777
Tata Motors Ltd.[a]	92,456	404,955
Tata Motors Ltd. Class Aa	37,725	129,040
Tata Power Co. Ltd.	125,851	105,389
Tata Steel Ltd.	33,988	123,733
Tech Mahindra Ltd.	27,144	164,848
Ultratech Cement Ltd.	4,060	164,275
United Breweries Ltd.	7,888	92,564
United Spirits Ltd.[a]	6,844	265,123
UPL Ltd.	33,060	184,397
Vedanta Ltd.	100,804	104,008
Wipro Ltd.	69,020	524,774
Zee Entertainment Enterprises Ltd.	67,164	365,488

		29,277,189

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 29, 2016

Security	Shares	Value
RUSSIA — 8.26%
Alrosa PAO	208,800	$193,349
Gazprom PAO ADR	336,146	1,238,194
Gazprom PAO	654,244	1,230,841
Lukoil PJSC	28,429	1,016,226
Lukoil PJSC ADR	28,655	1,017,252
Magnit PJSC GDR[d]	29,464	987,044
MegaFon PJSC GDR[d]	10,672	125,396
MMC Norilsk Nickel PJSC	6,264	757,926
Mobile TeleSystems PJSC ADR	59,508	416,556
Moscow Exchange MICEX-RTS PJSC	138,910	182,330
Novatek OAO GDR[d]	10,208	882,992
Rosneft OAO	130,772	498,652
Rostelecom PJSC	92,280	108,225
RusHydro PJSC	13,340,200	119,104
Sberbank of Russia PJSC	1,209,870	1,725,572
Severstal PAO	24,360	205,415
Sistema JSFC GDR[d]	19,488	108,353
Surgutneftegas OAO	356,810	186,861
Surgutneftegas OAO ADR	44,123	226,572
Tatneft PAO Class S	157,763	673,261
VTB Bank PJSC	580,776,001	567,285

		12,467,406

TOTAL COMMON STOCKS
(Cost: $184,861,016)		142,550,339

PREFERRED STOCKS — 5.28%

BRAZIL — 4.72%
Banco Bradesco SA	290,169	1,556,105
Braskem SA Class A	23,200	148,669
Centrais Eletricas Brasileiras SA Class B	23,282	57,162
Cia. Brasileira de Distribuicao	23,256	243,004
Cia. Energetica de Minas Gerais	81,232	119,828
Cia. Energetica de Sao Paulo Class B	23,200	79,290
Cia. Paranaense de Energia Class B	11,600	67,426
Gerdau SA	104,400	92,612
Itau Unibanco Holding SA	336,429	2,147,437
Itausa-Investimentos Itau SA	394,445	676,027
Lojas Americanas SA	58,087	290,340
Petroleo Brasileiro SA	440,814	569,393
Suzano Papel e Celulose SA Class A	46,400	192,396

Security	Shares	Value
Telefonica Brasil SA	46,464	$446,040
Vale SA	208,800	449,156

		7,134,885
RUSSIA — 0.56%
AK Transneft OAO	158	373,508
Surgutneftegas OAO	800,400	470,364

		843,872

TOTAL PREFERRED STOCKS
(Cost: $17,723,243)		7,978,757

RIGHTS — 0.00%

BRAZIL — 0.00%
Duratex SAa	1,377	910

		910

TOTAL RIGHTS
(Cost: $0)		910

SHORT-TERM INVESTMENTS — 6.27%

MONEY MARKET FUNDS — 6.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	9,009,314	9,009,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	457,212	457,212

		9,466,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,466,526)		9,466,526

TOTAL INVESTMENTS IN SECURITIES — 105.95%
(Cost: $212,050,785)		159,996,532
Other Assets, Less Liabilities — (5.95)%		(8,988,700)

NET ASSETS — 100.00%		$151,007,832

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.49%

CHINA — 33.95%
58.com Inc. ADR[a]	1,813	$96,089
AAC Technologies Holdings Inc.	35,000	242,826
Agricultural Bank of China Ltd. Class H	1,100,000	362,133
Air China Ltd. Class H	82,000	48,613
Alibaba Group Holding Ltd. ADR[a]	23,600	1,623,916
Alibaba Health Information Technology Ltd.[a,b]	114,000	60,400
Alibaba Pictures Group Ltd.[a,b]	480,000	99,381
Aluminum Corp. of China Ltd. Class Ha,b	182,000	62,257
Anhui Conch Cement Co. Ltd. Class H	60,500	120,126
ANTA Sports Products Ltd.[b]	49,000	110,777
AviChina Industry & Technology Co. Ltd. Class H	104,000	71,017
Baidu Inc.[a]	6,439	1,116,651
Bank of China Ltd. Class H	3,812,000	1,426,531
Bank of Communications Co. Ltd. Class H	415,000	236,955
Beijing Capital International Airport Co. Ltd. Class H	76,000	66,166
Beijing Enterprises Holdings Ltd.	25,000	116,221
Beijing Enterprises Water Group Ltd.[b]	214,000	112,282
Belle International Holdings Ltd.	216,000	140,553
Brilliance China Automotive Holdings Ltd.	142,000	115,775
Byd Co. Ltd. Class Ha,b	31,500	156,363
CAR Inc.[a,b]	42,000	47,962
CGN Power Co. Ltd. Class Hc	437,000	125,882
China Cinda Asset Management Co. Ltd. Class H	428,000	128,243
China CITIC Bank Corp. Ltd. Class Ha	384,000	211,848
China Coal Energy Co. Ltd. Class Hb	135,000	45,138
China Communications Construction Co. Ltd. Class H	208,000	187,239
China Communications Services Corp. Ltd. Class H	120,000	48,302
China Conch Venture Holdings Ltd.	66,000	103,208

Security	Shares	Value
China Construction Bank Corp. Class H	4,034,000	$2,360,384
China COSCO Holdings Co. Ltd. Class Ha,b	123,500	42,246
China Everbright Bank Co. Ltd. Class H	161,000	63,976
China Everbright International Ltd.[b]	121,000	128,684
China Everbright Ltd.	46,000	84,829
China Galaxy Securities Co. Ltd. Class H	162,500	114,308
China Gas Holdings Ltd.[b]	80,000	106,582
China Huishan Dairy Holdings Co. Ltd.[b]	185,000	69,469
China International Marine Containers Group Co. Ltd. Class H	22,100	31,660
China Jinmao Holdings Group Ltd.[b]	186,000	46,403
China Life Insurance Co. Ltd. Class H	357,000	776,791
China Longyuan Power Group Corp. Ltd.	152,000	83,270
China Medical System Holdings Ltd.	50,000	63,656
China Mengniu Dairy Co. Ltd.	131,000	188,343
China Merchants Bank Co. Ltd. Class H	219,831	411,610
China Merchants Holdings International Co. Ltd.[b]	54,000	149,650
China Minsheng Banking Corp. Ltd. Class H	278,300	228,333
China Mobile Ltd.	294,500	3,113,096
China National Building Material Co. Ltd. Class H	154,000	68,126
China Oilfield Services Ltd. Class H	80,000	58,847
China Overseas Land & Investment Ltd.	186,000	552,536
China Pacific Insurance Group Co. Ltd. Class H	125,800	406,868
China Petroleum & Chemical Corp. Class H	1,222,600	680,781
China Power International Development Ltd.	149,000	62,274
China Railway Construction Corp. Ltd. Class H	94,500	89,564
China Railway Group Ltd. Class H	194,000	122,495
China Resources Beer Holdings Co. Ltd.	58,000	93,980

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
China Resources Gas Group Ltd.	44,000	$114,864
China Resources Land Ltd.	131,777	314,523
China Resources Power Holdings Co. Ltd.	94,000	152,070
China Shenhua Energy Co. Ltd. Class H	160,500	225,389
China Shipping Container Lines Co. Ltd. Class Ha,b	180,000	34,722
China Southern Airlines Co. Ltd. Class H	92,000	51,583
China State Construction International Holdings Ltd.	84,000	128,979
China Taiping Insurance Holdings Co. Ltd.[a]	76,500	147,567
China Telecom Corp. Ltd. Class H	658,000	315,624
China Unicom Hong Kong Ltd.	284,000	323,584
China Vanke Co. Ltd. Class H	63,900	143,969
Chongqing Changan Automobile Co. Ltd. Class B	41,000	72,234
Chongqing Rural Commercial Bank Co. Ltd. Class H	128,000	59,917
CITIC Ltd.	206,000	280,278
CITIC Securities Co. Ltd. Class H	103,000	198,155
CNOOC Ltd.	856,000	876,238
COSCO Pacific Ltd.	84,000	87,822
Country Garden Holdings Co. Ltd.	268,828	97,835
CRRC Corp. Ltd. Class H	207,750	189,686
CSPC Pharmaceutical Group Ltd.	202,000	160,797
Ctrip.com International Ltd.[a]	6,179	252,845
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	28,800	118,146
Datang International Power Generation Co. Ltd. Class H	124,000	32,371
Dongfeng Motor Group Co. Ltd. Class H	126,000	146,965
ENN Energy Holdings Ltd.	36,000	164,580
Evergrande Real Estate Group Ltd.[b]	196,000	128,043
Far East Horizon Ltd.	79,000	58,416
Fosun International Ltd.	103,500	133,099
GCL-Poly Energy Holdings Ltd.[b]	543,000	78,907
Geely Automobile Holdings Ltd.	255,000	94,443
GF Securities Co. Ltd.[a,b]	66,400	122,448
GOME Electrical Appliances Holding Ltd.[b]	565,000	74,838
Great Wall Motor Co. Ltd. Class H	152,500	109,627
Guangdong Investment Ltd.	138,000	167,705

Security	Shares	Value
Guangzhou Automobile Group Co. Ltd. Class H	100,000	$86,418
Guangzhou R&F Properties Co. Ltd. Class Hb	43,600	51,471
Haier Electronics Group Co. Ltd.	59,000	88,164
Haitian International Holdings Ltd.	34,000	45,385
Haitong Securities Co. Ltd. Class H	152,400	221,854
Hanergy Thin Film Power Group Ltd.[a,b]	448,000	1
Hengan International Group Co. Ltd.[b]	34,500	273,075
Huadian Power International Corp. Ltd. Class H	72,000	39,073
Huaneng Power International Inc. Class H	208,000	161,828
Huaneng Renewables Corp. Ltd. Class H	186,000	43,055
Huatai Securities Co. Ltd.[a,c]	65,800	123,880
Industrial & Commercial Bank of China Ltd. Class H	3,537,000	1,746,633
JD.com Inc. ADR[a]	8,366	215,090
Jiangsu Expressway Co. Ltd. Class H	60,000	70,523
Jiangxi Copper Co. Ltd. Class H	66,000	68,834
Kingsoft Corp. Ltd.[b]	42,000	83,069
Kunlun Energy Co. Ltd.	156,000	111,541
Lenovo Group Ltd.[b]	336,000	280,427
Longfor Properties Co. Ltd.	73,500	90,266
Luye Pharma Group Ltd.[a,b]	67,000	53,851
Netease Inc.	1,915	257,778
New China Life Insurance Co. Ltd. Class H	37,800	109,373
New Oriental Education & Technology Group Inc. ADR	3,180	98,993
New World China Land Ltd.	122,000	116,412
Nine Dragons Paper (Holdings) Ltd.	85,000	56,731
People’s Insurance Co. Group of China Ltd. (The) Class H	321,000	115,997
PetroChina Co. Ltd. Class H	1,012,000	649,406
PICC Property & Casualty Co. Ltd. Class H	191,160	288,603
Ping An Insurance Group Co. of China Ltd. Class H	250,000	1,057,721
Qihoo 360 Technology Co. Ltd. ADR[a]	2,158	155,117

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
Qunar Cayman Islands Ltd. ADR[a]	1,304	$48,365
Semiconductor Manufacturing International Corp.[a]	1,274,000	104,854
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	96,000	61,727
Shanghai Electric Group Co. Ltd. Class Hb	138,000	59,096
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	20,000	46,347
Shanghai Industrial Holdings Ltd.	23,000	49,513
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	24,600	82,066
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	34,900	62,833
Shenzhou International Group Holdings Ltd.	28,000	143,310
Shimao Property Holdings Ltd.	67,000	86,678
Shui On Land Ltd.	177,000	44,386
Sihuan Pharmaceutical Holdings Group Ltd.	220,000	56,300
Sino Biopharmaceutical Ltd.	216,000	158,053
Sino-Ocean Land Holdings Ltd.	165,000	72,144
Sinopec Engineering Group Co. Ltd. Class H	66,000	47,700
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	163,000	69,173
Sinopharm Group Co. Ltd. Class H	56,000	204,523
Sinotrans Ltd. Class H	89,000	33,191
SOHO China Ltd.	109,500	49,145
SouFun Holdings Ltd. ADR	6,243	33,275
Sun Art Retail Group Ltd.[b]	107,500	64,974
Sunac China Holdings Ltd.[b]	89,000	57,226
TAL Education Group Class A ADR[a]	999	51,698
Tencent Holdings Ltd.	247,800	4,521,880
Tingyi Cayman Islands Holding Corp.[b]	92,000	86,722
TravelSky Technology Ltd. Class H	47,000	70,837
Tsingtao Brewery Co. Ltd. Class Hb	18,000	65,045
Vipshop Holdings Ltd. ADR[a]	9,749	108,311
Want Want China Holdings Ltd.[b]	278,000	184,114
Weichai Power Co. Ltd. Class H	47,600	43,400
Yanzhou Coal Mining Co. Ltd. Class Hb	96,000	40,987
Youku Tudou Inc.[a]	2,916	79,840

Security	Shares	Value
Yuexiu Property Co. Ltd.[b]	302,140	$42,352
YY Inc. ADR[a]	567	29,512
Zhejiang Expressway Co. Ltd. Class H	66,000	58,479
Zhuzhou CSR Times Electric Co. Ltd. Class H	25,500	124,776
Zijin Mining Group Co. Ltd. Class H	252,000	75,508
ZTE Corp. Class H	37,360	60,920

		37,179,713
INDIA — 11.39%
ACC Ltd.	2,397	41,824
Adani Ports & Special Economic Zone Ltd.	40,180	115,505
Ambuja Cements Ltd.	33,119	90,971
Apollo Hospitals Enterprise Ltd.	3,706	79,284
Ashok Leyland Ltd.	54,062	69,251
Asian Paints Ltd.	14,007	173,202
Aurobindo Pharma Ltd.	12,688	121,577
Axis Bank Ltd.	28,064	154,111
Bajaj Auto Ltd.	4,098	131,831
Bharat Forge Ltd.	5,094	55,567
Bharat Heavy Electricals Ltd.	27,397	36,376
Bharat Petroleum Corp. Ltd.	4,057	45,610
Bharti Airtel Ltd.	56,961	262,641
Bharti Infratel Ltd.	26,576	138,560
Bosch Ltd.	356	87,076
Cadila Healthcare Ltd.	9,239	42,478
Cairn India Ltd.	21,533	37,118
Cipla Ltd.	16,810	126,311
Coal India Ltd.	33,794	153,598
Container Corp. of India Ltd.	1,556	26,342
Dabur India Ltd.	25,481	88,313
Divi’s Laboratories Ltd.	3,461	48,080
Dr. Reddy’s Laboratories Ltd.	5,726	254,082
Eicher Motors Ltd.	570	157,447
GAIL (India) Ltd.	17,935	79,983
GlaxoSmithKline Consumer Healthcare Ltd.	533	43,329
Glenmark Pharmaceuticals Ltd.	6,704	72,076
Godrej Consumer Products Ltd.	5,601	97,274
HCL Technologies Ltd.	26,702	317,361
Hero Motocorp Ltd.	2,517	91,958
Hindalco Industries Ltd.	51,129	51,372
Hindustan Unilever Ltd.	36,966	448,616

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
Housing Development Finance Corp. Ltd.	71,795	$1,112,521
ICICI Bank Ltd.	52,404	145,552
Idea Cellular Ltd.	52,218	79,596
Indiabulls Housing Finance Ltd.	14,335	120,535
Infosys Ltd.	87,974	1,393,763
ITC Ltd.	107,034	462,471
JSW Steel Ltd.	3,792	62,426
Larsen & Toubro Ltd.	15,166	238,489
LIC Housing Finance Ltd.	13,348	82,292
Lupin Ltd.	10,381	266,189
Mahindra & Mahindra Financial Services Ltd.	13,189	39,736
Mahindra & Mahindra Ltd.	17,720	318,041
Marico Ltd.	20,512	70,971
Maruti Suzuki India Ltd.	5,057	239,196
Motherson Sumi Systems Ltd.	15,180	50,249
Nestle India Ltd.	1,070	78,313
NTPC Ltd.	56,248	98,234
Oil & Natural Gas Corp. Ltd.	41,415	117,481
Piramal Enterprises Ltd.	3,456	45,866
Power Finance Corp. Ltd.	13,216	29,793
Reliance Communications Ltd.[a]	43,764	33,099
Reliance Industries Ltd.	61,878	874,160
Rural Electrification Corp. Ltd.	15,673	35,709
Shree Cement Ltd.	425	62,135
Shriram Transport Finance Co. Ltd.	6,895	81,173
Siemens Ltd.	3,229	46,530
State Bank of India	71,874	166,752
Sun Pharmaceuticals Industries Ltd.	45,863	572,341
Tata Consultancy Services Ltd.	22,627	719,831
Tata Motors Ltd.[a]	38,290	167,709
Tata Motors Ltd. Class Aa	17,805	60,903
Tata Power Co. Ltd.	53,607	44,891
Tata Steel Ltd.	14,928	54,345
Tech Mahindra Ltd.	10,898	66,184
Ultratech Cement Ltd.	1,771	71,658
United Breweries Ltd.	3,077	36,108
United Spirits Ltd.[a]	2,745	106,336
UPL Ltd.	12,749	71,109
Vedanta Ltd.	41,641	42,965
Wipro Ltd.	28,921	219,893
Zee Entertainment Enterprises Ltd.	28,127	153,059

		12,477,728

Security	Shares	Value
INDONESIA — 4.17%
Adaro Energy Tbk PT	689,300	$31,187
AKR Corporindo Tbk PT	82,300	50,314
Astra Agro Lestari Tbk PT	20,900	23,210
Astra International Tbk PT	969,900	493,219
Bank Central Asia Tbk PT	584,500	589,002
Bank Danamon Indonesia Tbk PT	172,000	51,772
Bank Mandiri Persero Tbk PT	444,500	317,453
Bank Negara Indonesia Persero Tbk PT	361,400	137,160
Bank Rakyat Indonesia Persero Tbk PT	528,200	437,468
Bumi Serpong Damai Tbk PT	364,800	45,968
Charoen Pokphand Indonesia Tbk PT	353,200	89,277
Global Mediacom Tbk PT	403,400	26,397
Gudang Garam Tbk PT	21,900	104,325
Hanjaya Mandala Sampoerna Tbk PT	18,000	148,003
Indocement Tunggal Prakarsa Tbk PT	69,300	103,779
Indofood CBP Sukses Makmur Tbk PT	62,200	73,261
Indofood Sukses Makmur Tbk PT	213,000	112,298
Jasa Marga Persero Tbk PT	108,200	42,885
Kalbe Farma Tbk PT	1,079,100	104,908
Lippo Karawaci Tbk PT	957,900	73,426
Matahari Department Store Tbk PT	112,300	155,156
Media Nusantara Citra Tbk PT	251,000	34,913
Perusahaan Gas Negara Persero Tbk PT	519,400	102,350
Semen Indonesia Persero Tbk PT	140,500	107,697
Summarecon Agung Tbk PT	439,200	52,387
Surya Citra Media Tbk PT	298,500	64,736
Telekomunikasi Indonesia Persero Tbk PT	2,357,300	572,930
Tower Bersama Infrastructure Tbk PTa	91,000	39,301
Unilever Indonesia Tbk PT	74,400	247,731
United Tractors Tbk PT	78,600	91,255
XL Axiata Tbk PTa	140,800	41,065

		4,564,833
MALAYSIA — 4.92%
AirAsia Bhd	54,400	19,017
Alliance Financial Group Bhd[b]	54,000	46,873

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
AMMB Holdings Bhd[b]	94,600	$97,412
Astro Malaysia Holdings Bhd[b]	71,900	46,679
Axiata Group Bhd[b]	125,500	176,685
Berjaya Sports Toto Bhd	29,555	22,491
British American Tobacco Malaysia Bhd	6,700	89,259
Bumi Armada Bhd[a,b]	129,300	29,673
CIMB Group Holdings Bhd	244,800	263,138
Dialog Group Bhd	178,878	66,787
DiGi.Com Bhd[b]	170,100	199,428
Felda Global Ventures Holdings Bhd[b]	61,000	22,195
Gamuda Bhd[b]	84,100	88,800
Genting Bhd[b]	109,800	205,761
Genting Malaysia Bhd	142,200	139,664
Genting Plantations Bhd[b]	12,400	31,966
HAP Seng Consolidated Bhd	24,000	43,834
Hartalega Holdings Bhd[b]	28,300	32,977
Hong Leong Bank Bhd	25,900	80,934
Hong Leong Financial Group Bhd	10,500	34,908
IHH Healthcare Bhd[b]	118,400	180,204
IJM Corp. Bhd[b]	142,200	115,992
IOI Corp. Bhd[b]	142,400	159,163
IOI Properties Group Bhd[b]	78,115	38,082
Kuala Lumpur Kepong Bhd[b]	21,000	118,858
Lafarge Malaysia Bhd[b]	18,500	39,948
Malayan Banking Bhd[b]	227,100	459,601
Malaysia Airports Holdings Bhd[b]	43,500	60,517
Maxis Bhd[b]	90,400	131,569
MISC Bhd	52,200	108,621
Petronas Chemicals Group Bhd	129,000	207,075
Petronas Dagangan Bhd[b]	11,600	68,138
Petronas Gas Bhd[b]	33,000	172,965
PPB Group Bhd[b]	23,800	90,559
Public Bank Bhd[b]	119,710	526,098
RHB Capital Bhd	28,800	36,300
Sapurakencana Petroleum Bhd[b]	159,200	71,933
Sime Darby Bhd[b]	154,500	274,463
Telekom Malaysia Bhd[b]	56,300	88,366
Tenaga Nasional Bhd[b]	159,500	497,655
UMW Holdings Bhd[b]	31,100	52,363
Westports Holdings Bhd	51,500	49,357
YTL Corp. Bhd	197,553	73,759
YTL Power International Bhd	97,215	33,754

		5,393,821

Security	Shares	Value
PHILIPPINES — 2.05%
Aboitiz Equity Ventures Inc.	93,150	$111,662
Aboitiz Power Corp.	74,000	66,841
Alliance Global Group Inc.	92,700	28,073
Ayala Corp.	10,530	152,580
Ayala Land Inc.	352,100	242,879
Bank of the Philippine Islands	37,560	66,155
BDO Unibank Inc.	78,490	163,418
DMCI Holdings Inc.	199,900	53,811
Energy Development Corp.	433,500	51,965
Globe Telecom Inc.	1,700	63,209
GT Capital Holdings Inc.	3,760	103,271
International Container Terminal Services Inc.	25,060	32,676
JG Summit Holdings Inc.	121,386	170,783
Jollibee Foods Corp.	21,560	99,298
Megaworld Corp.	578,600	43,806
Metro Pacific Investments Corp.	633,900	77,321
Metropolitan Bank & Trust Co.	14,706	23,381
Philippine Long Distance Telephone Co.	4,660	179,344
Robinsons Land Corp.	59,800	33,013
SM Investments Corp.	7,453	128,527
SM Prime Holdings Inc.	402,650	175,286
Universal Robina Corp.	42,290	176,097

		2,243,396
SOUTH KOREA — 20.61%
AmorePacific Corp.	1,541	457,926
AmorePacific Group	1,374	157,209
BGF retail Co. Ltd.	410	53,873
BNK Financial Group Inc.	12,685	88,314
Celltrion Inc.[a]	3,318	268,295
Cheil Worldwide Inc.	3,805	52,151
CJ CheilJedang Corp.	387	113,280
CJ Corp.	717	137,985
CJ E&M Corp.	915	55,120
CJ Korea Express Corp.[a]	299	47,267
Coway Co. Ltd.	2,506	197,570
Daelim Industrial Co. Ltd.	1,298	84,385
Daewoo Engineering & Construction Co. Ltd.[a]	3,881	16,821
Daewoo International Corp.	2,092	32,225
Daewoo Securities Co. Ltd.	8,528	55,097
DGB Financial Group Inc.	7,654	51,369
Dongbu Insurance Co. Ltd.	2,016	110,035

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
Dongsuh Cos. Inc.	1,675	$39,955
Doosan Corp.	328	19,998
Doosan Heavy Industries & Construction Co. Ltd.	2,283	30,460
E-MART Inc.	1,024	145,730
GS Engineering & Construction Corp.[a]	2,535	51,450
GS Holdings Corp.	2,531	108,468
GS Retail Co. Ltd.	1,285	52,992
Hana Financial Group Inc.	14,032	236,571
Hankook Tire Co. Ltd.[a]	3,600	155,446
Hanmi Pharm Co. Ltd.	241	127,252
Hanmi Science Co. Ltd.	553	65,956
Hanon Systems	9,495	76,316
Hanssem Co. Ltd.	457	94,231
Hanwha Chemical Corp.	5,144	99,619
Hanwha Corp.	2,219	60,826
Hanwha Life Insurance Co. Ltd.	10,674	52,822
Hotel Shilla Co. Ltd.	1,598	81,922
Hyosung Corp.	1,081	109,263
Hyundai Department Store Co. Ltd.	721	78,997
Hyundai Development Co.- Engineering & Construction[a]	2,663	84,840
Hyundai Engineering & Construction Co. Ltd.	3,691	113,413
Hyundai Glovis Co. Ltd.	918	142,892
Hyundai Heavy Industries Co. Ltd.[a]	2,061	171,653
Hyundai Marine & Fire Insurance Co. Ltd.	2,923	72,679
Hyundai Mobis Co. Ltd.	3,240	652,349
Hyundai Motor Co.	7,331	874,361
Hyundai Steel Co.	3,749	168,549
Hyundai Wia Corp.	760	67,292
Industrial Bank of Korea[a]	13,779	129,801
Kakao Corp.[a]	1,453	111,498
Kangwon Land Inc.[a]	5,816	193,992
KB Financial Group Inc.	18,388	441,597
KCC Corp.	288	99,322
KEPCO Plant Service & Engineering Co. Ltd.[a]	1,124	64,712
Kia Motors Corp.	12,509	466,293
Korea Aerospace Industries Ltd.[a]	2,773	158,752
Korea Electric Power Corp.	12,330	585,244
Korea Gas Corp.	1,466	45,520
Korea Investment Holdings Co. Ltd.[a]	1,873	62,928

Security	Shares	Value
Korea Zinc Co. Ltd.[a]	416	$150,193
Korean Air Lines Co. Ltd.[a]	1,654	34,372
KT Corp.	1,558	36,408
KT&G Corp.	5,178	445,910
Kumho Petrochemical Co. Ltd.	652	32,423
LG Chem Ltd.	2,223	539,258
LG Corp.	4,414	256,267
LG Display Co. Ltd.	11,128	220,454
LG Electronics Inc.	4,998	262,287
LG Household & Health Care Ltd.	448	314,437
LG Innotek Co. Ltd.	687	48,441
LG Uplus Corp.	10,279	88,519
Lotte Chemical Corp.	759	196,087
Lotte Chilsung Beverage Co. Ltd.[a]	32	53,691
Lotte Confectionery Co. Ltd.[a]	33	63,988
Lotte Shopping Co. Ltd.	534	107,949
Mirae Asset Securities Co. Ltd.[a]	2,665	42,560
NAVER Corp.	1,333	616,541
NCsoft Corp.	857	166,314
NH Investment & Securities Co. Ltd.[a]	6,601	52,202
OCI Co. Ltd.[a,b]	855	63,121
Orion Corp./Republic of Korea	176	130,502
Ottogi Corp.	57	52,820
Paradise Co. Ltd.	2,210	26,180
POSCO	3,334	535,133
S-1 Corp.	811	60,200
S-Oil Corp.	2,212	141,302
Samsung C&T Corp.	3,624	452,744
Samsung Card Co. Ltd.	1,685	48,641
Samsung Electro-Mechanics Co. Ltd.	2,918	127,885
Samsung Electronics Co. Ltd.	5,290	5,038,910
Samsung Fire & Marine Insurance Co. Ltd.	1,680	411,612
Samsung Heavy Industries Co. Ltd.[a,b]	7,004	59,466
Samsung Life Insurance Co. Ltd.	3,781	342,421
Samsung SDI Co. Ltd.	2,635	212,854
Samsung SDS Co. Ltd.	1,477	221,544
Samsung Securities Co. Ltd.	2,713	85,666
Shinhan Financial Group Co. Ltd.	20,420	626,618
Shinsegae Co. Ltd.	332	57,047
SK Holdings Co. Ltd.	1,686	338,100
SK Hynix Inc.	27,825	674,982

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
SK Innovation Co. Ltd.	3,055	$358,191
SK Networks Co. Ltd.	4,761	22,945
SK Telecom Co. Ltd.	964	182,012
Woori Bank	16,284	114,687
Yuhan Corp.	377	78,802

		22,567,569
TAIWAN — 18.11%
Acer Inc.[a]	141,062	50,300
Advanced Semiconductor Engineering Inc.	301,434	344,229
Advantech Co. Ltd.	14,894	103,082
Asia Cement Corp.	114,229	94,870
Asia Pacific Telecom Co. Ltd.[a]	93,000	31,623
Asustek Computer Inc.	34,000	279,821
AU Optronics Corp.	418,000	113,330
Casetek Holdings Ltd.	7,000	38,126
Catcher Technology Co. Ltd.	31,000	242,537
Cathay Financial Holding Co. Ltd.	391,944	439,923
Chailease Holding Co. Ltd.	47,496	79,179
Chang Hwa Commercial Bank Ltd.	226,580	111,136
Cheng Shin Rubber Industry Co. Ltd.	79,776	139,954
Chicony Electronics Co. Ltd.	24,741	53,976
China Airlines Ltd.[a]	146,000	50,524
China Development Financial Holding Corp.	625,200	150,317
China Life Insurance Co. Ltd./Taiwan	152,726	106,162
China Steel Corp.	563,867	349,532
Chunghwa Telecom Co. Ltd.	181,000	569,165
Compal Electronics Inc.	205,000	120,291
CTBC Financial Holding Co. Ltd.	733,098	357,372
Delta Electronics Inc.	92,000	372,352
E.Sun Financial Holding Co. Ltd.	331,834	171,748
Eclat Textile Co. Ltd.	9,200	116,274
EVA Airways Corp.[a]	101,426	54,479
Evergreen Marine Corp. Taiwan Ltd.	63,050	22,767
Far Eastern New Century Corp.	155,460	118,354
Far EasTone Telecommunications Co. Ltd.	79,000	165,217
Feng TAY Enterprise Co. Ltd.	13,450	73,054
First Financial Holding Co. Ltd.	436,264	203,481
Formosa Chemicals & Fibre Corp.	152,950	344,266
Formosa Petrochemical Corp.	53,000	134,605
Formosa Plastics Corp.	195,400	464,510

Security	Shares	Value
Formosa Taffeta Co. Ltd.	35,000	$31,912
Foxconn Technology Co. Ltd.	42,843	84,443
Fubon Financial Holding Co. Ltd.	318,396	377,971
Giant Manufacturing Co. Ltd.	13,000	82,932
Hermes Microvision Inc.	2,000	49,711
Highwealth Construction Corp.	31,840	31,522
Hiwin Technologies Corp.	9,688	39,065
Hon Hai Precision Industry Co. Ltd.	688,104	1,615,073
Hotai Motor Co. Ltd.	12,000	124,398
HTC Corp.	33,000	79,739
Hua Nan Financial Holdings Co. Ltd.	310,968	145,041
Innolux Corp.	410,620	119,361
Inotera Memories Inc.[a]	114,000	97,767
Inventec Corp.	104,980	75,184
Largan Precision Co. Ltd.	5,000	381,410
Lite-On Technology Corp.	104,253	120,309
MediaTek Inc.	71,176	505,463
Mega Financial Holding Co. Ltd.	483,542	318,656
Merida Industry Co. Ltd.	9,350	42,766
Nan Ya Plastics Corp.	227,090	435,976
Novatek Microelectronics Corp.	27,000	112,121
OBI Pharma Inc.[a]	5,000	69,662
Pegatron Corp.	94,000	223,459
Phison Electronics Corp.	7,000	54,556
Pou Chen Corp.	108,000	134,058
Powertech Technology Inc.	33,000	71,795
President Chain Store Corp.	27,000	183,212
Quanta Computer Inc.	130,000	219,848
Radiant Opto-Electronics Corp.	18,363	36,359
Realtek Semiconductor Corp.	20,140	50,847
Ruentex Development Co. Ltd.	42,888	58,333
Ruentex Industries Ltd.	24,855	43,903
Shin Kong Financial Holding Co. Ltd.	379,138	71,647
Siliconware Precision Industries Co. Ltd.	106,438	164,308
Simplo Technology Co. Ltd.	13,200	42,501
SinoPac Financial Holdings Co. Ltd.	468,499	128,572
Standard Foods Corp.	19,913	49,495
Synnex Technology International Corp.	63,000	64,266
Taishin Financial Holding Co. Ltd.	385,067	127,460
Taiwan Business Bank[a]	201,045	50,757
Taiwan Cement Corp.	162,000	146,245
Taiwan Cooperative Financial Holding Co. Ltd.	356,463	151,780

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Security	Shares	Value
Taiwan Fertilizer Co. Ltd.	42,000	$56,620
Taiwan Mobile Co. Ltd.	79,000	243,666
Taiwan Semiconductor Manufacturing Co. Ltd.	1,179,000	5,286,200
Teco Electric and Machinery Co. Ltd.	98,000	80,212
Transcend Information Inc.	8,000	24,434
Uni-President Enterprises Corp.	236,650	408,042
United Microelectronics Corp.	585,000	235,007
Vanguard International Semiconductor Corp.	43,000	66,120
Wistron Corp.	116,736	69,553
WPG Holdings Ltd.	70,000	71,512
Yuanta Financial Holding Co. Ltd.	430,893	138,738
Yulon Motor Co. Ltd.	42,000	37,283
Zhen Ding Technology Holding Ltd.	18,455	39,929

		19,837,755
THAILAND — 3.29%
Advanced Info Service PCL NVDR	51,000	244,050
Airports of Thailand PCL NVDR	20,700	231,807
Bangkok Bank PCL Foreign	13,800	64,294
Bangkok Dusit Medical Services PCL NVDR	198,400	120,276
Bangkok Expressway & Metro PCL[a]	329,500	48,551
Banpu PCL NVDR[b]	58,100	29,841
BEC World PCL NVDR[b]	51,800	45,796
BTS Group Holdings PCL NVDR	219,400	51,109
Bumrungrad Hospital PCL NVDR	16,100	98,055
Central Pattana PCL NVDR	63,700	83,134
Charoen Pokphand Foods PCL NVDR	148,800	79,349
CP ALL PCL NVDR	215,200	261,224
Delta Electronics Thailand PCL NVDR	23,600	53,817
Energy Absolute PCL NVDR	53,300	31,714
Glow Energy PCL NVDR	24,700	55,979
Home Product Center PCL NVDR	175,045	35,373
Indorama Ventures PCL NVDR	64,400	38,860
IRPC PCL NVDR	510,300	62,731
Kasikornbank PCL Foreign	54,900	267,335
Kasikornbank PCL NVDR	25,900	123,939
Krung Thai Bank PCL NVDR[b]	165,950	82,439
Minor International PCL NVDR[b]	74,880	75,658
PTT Exploration & Production PCL NVDR	66,810	127,038

Security	Shares	Value
PTT Global Chemical PCL NVDR	99,600	$150,253
PTT PCL NVDR	46,200	337,132
Siam Cement PCL (The) Foreign	15,000	186,079
Siam Cement PCL (The) NVDR	4,700	58,305
Siam Commercial Bank PCL (The) NVDR	76,900	298,924
Thai Oil PCL NVDR	42,300	75,387
Thai Union Group PCL NVDR	103,500	57,807
TMB Bank PCL NVDR	649,300	46,287
True Corp. PCL NVDR[a]	407,690	80,668

		3,603,211

TOTAL COMMON STOCKS
(Cost: $128,441,570)		107,868,026

PREFERRED STOCKS — 1.07%

SOUTH KOREA — 1.07%
AmorePacific Corp.	439	79,692
Hyundai Motor Co.	1,151	94,466
Hyundai Motor Co. Series 2	1,855	154,496
LG Chem Ltd.	356	57,861
Samsung Electronics Co. Ltd.	983	783,729

		1,170,244

TOTAL PREFERRED STOCKS
(Cost: $1,247,535)		1,170,244

SHORT-TERM INVESTMENTS — 4.10%

MONEY MARKET FUNDS — 4.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	4,275,341	4,275,341
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	216,969	216,969

		4,492,310

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,492,310)		4,492,310

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.66%
(Cost: $134,181,415)	$113,530,580
Other Assets, Less Liabilities — (3.66)%	(4,003,708)

NET ASSETS — 100.00%	$109,526,872

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.44%

BRAZIL — 1.98%
Aliansce Shopping Centers SA	16,200	$43,153
Alupar Investimento SA Units	10,900	34,541
Arezzo Industria e Comercio SA	13,000	58,184
BR Properties SA	29,200	58,117
Cia. de Saneamento de Minas Gerais-COPASA	9,600	35,536
Cia. Hering	24,700	82,182
Cyrela Brazil Realty SA Empreendimentos e Participacoes	38,900	80,160
EcoRodovias Infraestrutura e Logistica SA	44,000	49,979
Even Construtora e Incorporadora SA	52,700	60,126
EZ TEC Empreendimentos e Participacoes SA	9,098	30,637
Fleury SA	16,200	66,358
Gafisa SAa	69,300	46,324
Iguatemi Empresa de Shopping Centers SA	12,300	67,693
Iochpe Maxion SA	16,700	39,617
Light SA	18,700	38,064
Linx SA	5,600	65,439
Mahle-Metal Leve SA	7,000	43,802
Marfrig Global Foods SAa	45,000	70,678
Marisa Lojas SA	14,500	22,810
Minerva SAa	20,600	61,138
MRV Engenharia e Participacoes SA	50,900	135,587
Multiplus SA	10,000	66,846
Rumo Logistica Operadora Multimodal SAa	21,697	14,340
Santos Brasil Participacoes SA Units	11,600	42,240
Sao Martinho SA	9,000	110,303
SLC Agricola SA	10,700	49,476
Smiles SA	10,800	79,033
Somos Educacao SA	23,232	58,382
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,800	136,186

		1,746,931

Security	Shares	Value
CHILE — 1.03%
Administradora de Fondos de Pensiones Habitat SA	58,937	$75,359
Cia. Sud Americana de Vapores SAa	3,025,860	59,833
E.CL SA	86,773	131,649
Inversiones Aguas Metropolitanas SA	81,665	118,528
Inversiones La Construccion SA	6,047	67,620
Parque Arauco SA	110,000	180,787
Ripley Corp. SA	168,550	69,116
SalfaCorp SA	166,216	88,915
Vina Concha y Toro SA	68,510	114,786

		906,593
CHINA — 22.76%
21Vianet Group Inc. ADR[a,b]	6,018	105,676
361 Degrees International Ltd.	257,000	72,710
500.com Ltd. ADR[a]	2,171	40,533
Agile Property Holdings Ltd.[b]	290,000	133,884
AGTech Holdings Ltd.[a,b]	388,000	93,805
Ajisen China Holdings Ltd.	195,000	71,469
Anhui Expressway Co. Ltd. Class H	98,000	75,742
Anton Oilfield Services Group/Hong Kong[a,b]	430,000	40,367
Anxin-China Holdings Ltd.[a]	1,084,000	30,403
APT Satellite Holdings Ltd.	83,000	64,789
Asia Cement China Holdings Corp.	410,000	82,779
AVIC International Holding HK Ltd.[a,b]	580,000	47,736
Baoxin Auto Group Ltd.[b]	148,000	92,879
Beijing Capital Land Ltd. Class H	212,000	75,245
Beijing Enterprises Medical & Health Group Ltd.[a]	954,000	61,341
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	107,000	109,255
Biostime International Holdings Ltd.[b]	38,000	119,236
Bitauto Holdings Ltd. ADR[a]	3,150	65,174
Boer Power Holdings Ltd.[b]	58,000	92,786
Boshiwa International Holding Ltd.[a,b]	32,000	310
Bosideng International Holdings Ltd.[b]	800,000	63,785

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Broad Greenstate International Co. Ltd.[b]	240,000	$50,616
BYD Electronic International Co. Ltd.[a]	186,500	104,808
C C Land Holdings Ltd.	351,000	111,942
Carnival Group International Holdings Ltd.[a,b]	812,000	116,952
Central China Securities Co. Ltd. Class H	190,000	75,500
CGN Meiya Power Holdings Co. Ltd.[a,c]	268,000	39,979
Chaowei Power Holdings Ltd.[a]	134,000	69,101
China Aerospace International Holdings Ltd.	436,000	53,265
China Agri-Industries Holdings Ltd.[a]	418,000	115,571
China All Access Holdings Ltd.	300,000	100,307
China Animal Healthcare Ltd.[a,b]	126,000	5,028
China Animation Characters Co. Ltd.[a,b]	92,000	34,783
China Beidahuang Industry Group Holdings Ltd.[a,b]	564,000	34,089
China BlueChemical Ltd. Class H	384,000	84,937
China Chengtong Development Group Ltd.[a]	436,000	35,323
China Datang Corp. Renewable Power Co. Ltd. Class Ha	800,000	86,418
China Dongxiang Group Co. Ltd.	632,000	136,541
China Dynamics Holdings Ltd.[a]	670,000	20,506
China Electronics Corp. Holdings Co. Ltd.	188,000	58,024
China Fangda Group Co. Ltd. Class B	80,100	60,259
China Foods Ltd.[a]	176,000	63,147
China Harmony New Energy Auto Holding Ltd.	130,000	71,051
China High Speed Transmission Equipment Group Co. Ltd.[a]	178,000	117,428
China Huarong Energy Co. Ltd.[a,b]	1,140,000	33,865
China Huiyuan Juice Group Ltd.[a]	157,500	62,383
China Innovationpay Group Ltd.[a,b]	976,000	43,929
China Jicheng Holdings Ltd.[a,c]	410,000	68,543
China Jiuhao Health Industry Corp. Ltd.[b]	1,020,000	140,352
China Lesso Group Holdings Ltd.	246,000	140,144

Security	Shares	Value
China Lilang Ltd.	182,000	$110,705
China LotSynergy Holdings Ltd.[b]	1,740,000	54,150
China Lumena New Materials Corp.[a,b]	210,000	1,942
China Merchants Land Ltd.[b]	264,000	38,703
China Metal Recycling Holdings Ltd.[a]	12,000	—
China Minsheng Drawin Technology Group Ltd.[a]	754,000	42,179
China Modern Dairy Holdings Ltd.[b]	439,000	86,376
China New City Commercial Development Ltd.[a]	24,000	23,888
China NT Pharma Group Co.Ltd.[a,b]	375,500	100,923
China Ocean Shipbuilding Industry Group Ltd.[a,b]	2,450,000	57,657
China Oceanwide Holdings Ltd.[a]	836,000	92,457
China Oil & Gas Group Ltd.[a,b]	1,590,000	89,967
China Overseas Grand Oceans Group Ltd.	264,000	85,554
China Power New Energy Development Co. Ltd.[b]	1,080,000	81,943
China Rare Earth Holdings Ltd.[a]	625,600	44,248
China Regenerative Medicine International Ltd.[a,b]	1,900,000	75,744
China Shanshui Cement Group Ltd.[a,b]	253,000	28,303
China Shineway Pharmaceutical Group Ltd.[b]	144,000	169,997
China Singyes Solar Technologies Holdings Ltd.[b]	113,000	53,040
China Suntien Green Energy Corp. Ltd. Class H	422,000	49,927
China Traditional Chinese Medicine Co. Ltd.[a]	306,000	167,242
China Travel International Investment Hong Kong Ltd.	432,000	149,997
China Water Affairs Group Ltd.[b]	236,000	103,491
China Water Industry Group Ltd.[a]	492,000	85,415
China Yurun Food Group Ltd.[a,b]	355,000	53,413
China ZhengTong Auto Services Holdings Ltd.	189,000	66,110
Chinasoft International Ltd.[a,b]	270,000	89,929
Chongqing Machinery & Electric Co. Ltd. Class H	558,000	61,712
CIFI Holdings Group Co. Ltd.	600,000	120,368

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
CIMC Enric Holdings Ltd.[b]	112,000	$59,052
CITIC Resources Holdings Ltd.[a,b]	550,000	43,852
Cogobuy Group[a,b,c]	81,000	92,811
Colour Life Services Group Co. Ltd.	114,000	79,019
Comba Telecom Systems Holdings Ltd.	335,533	51,779
Concord New Energy Group Ltd.[b]	1,070,000	46,096
Coolpad Group Ltd.[a]	624,000	92,282
COSCO International Holdings Ltd.[b]	192,000	95,554
Cosmo Lady China Holdings Co. Ltd.[c]	128,000	107,488
Credit China Holdings Ltd.[b]	372,000	166,478
CT Environmental Group Ltd.	548,000	153,629
Dah Chong Hong Holdings Ltd.[b]	215,000	86,540
Dawnrays Pharmaceutical Holdings Ltd.	120,000	81,480
Dazhong Transportation Group Co. Ltd. Class B	113,800	124,725
Digital China Holdings Ltd.	167,000	192,854
Dongyue Group Ltd.	395,000	61,464
Double Coin Holdings Ltd. Class B	41,300	43,943
EverChina International Holdings Co. Ltd.[a]	1,105,000	39,078
Fantasia Holdings Group Co. Ltd.	466,500	49,193
FDG Electric Vehicles Ltd.[a,b]	2,530,000	131,768
FDG Kinetic Ltd.	408,000	49,320
First Tractor Co. Ltd. Class Hb	98,000	54,443
Fu Shou Yuan International Group Ltd.[b]	241,000	183,784
Fufeng Group Ltd.[b]	194,400	62,249
Fullshare Holdings Ltd.[a]	665,000	170,181
Future Land Holdings Co. Ltd. Class Aa,d	74,347	149,782
Golden Eagle Retail Group Ltd.[b]	126,000	145,669
Golden Meditech Holdings Ltd.[b]	592,000	78,414
Greater China Financial Holdings Ltd.[a]	332,000	49,526
Greatview Aseptic Packaging Co. Ltd.[b]	263,000	109,243
Greenland Hong Kong Holdings Ltd.[a]	164,000	44,500
Greentown China Holdings Ltd.[a]	127,000	101,585
Haichang Ocean Park Holdings Ltd.[a,c]	313,000	68,025

Security	Shares	Value
Hangzhou Steam Turbine Co. Ltd. Class B	95,780	$135,521
Harbin Electric Co. Ltd. Class Hb	174,000	58,849
HC International Inc.[a]	78,000	42,731
Hengdeli Holdings Ltd.[b]	637,600	62,316
Hi Sun Technology China Ltd.[a,b]	366,000	55,068
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	108,000	37,222
HNA International Investment Holdings Ltd.[a,b]	890,000	42,347
Homeinns Hotel Group ADR[a]	3,140	109,429
Honbridge Holdings Ltd.[a]	284,000	18,991
Hopewell Highway Infrastructure Ltd.	302,500	141,989
Hopson Development Holdings Ltd.[a]	124,000	121,191
Hua Han Health Industry Holdings Ltd. Class Hb	824,400	84,813
Hua Hong Semiconductor Ltd.[a,c]	78,000	71,719
Huabao International Holdings Ltd.[a]	358,000	123,382
Huajun Holdings Ltd.	156,000	16,250
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	38,700	63,816
Hutchison China Meditech Ltd.[a]	1,936	59,693
iKang Healthcare Group Inc. ADR[a]	5,640	117,312
Inner Mongolia Yitai Coal Co. Ltd. Class B	185,700	134,818
Intime Retail Group Co. Ltd.	186,000	145,190
JinkoSolar Holding Co. Ltd.[a,b]	2,451	58,579
Ju Teng International Holdings Ltd.	228,000	90,893
Jumei International Holding Ltd. ADR[a]	10,656	67,026
Kaisa Group Holdings Ltd.[a,b]	276,000	11,727
Kama Co. Ltd.[a]	64,800	72,446
Kingboard Chemical Holdings Ltd.	119,000	173,538
Kingdee International Software Group Co. Ltd.[b]	390,000	128,894
Ko Yo Chemical Group Ltd.[a,b]	568,000	29,948
Kong Sun Holdings Ltd.[a]	775,000	56,808
Konka Group Co. Ltd. Class B	118,100	44,803
KWG Property Holding Ltd.	214,500	126,336
Lao Feng Xiang Co. Ltd. Class B	38,300	144,238
Launch Tech Co. Ltd.[a]	62,000	52,941
Lee & Man Paper Manufacturing Ltd.	305,000	177,678

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Leyou Technologies Holdings Ltd.[a,b]	575,000	$62,113
Li Ning Co. Ltd.[a,b]	272,000	118,928
Lifetech Scientific Corp.[a,b]	308,000	48,718
Livzon Pharmaceutical Group Inc. Class H	17,300	72,749
Lonking Holdings Ltd.[b]	674,000	86,675
Luthai Textile Co. Ltd. Class B	78,200	102,877
MIE Holdings Corp.[a,b]	368,000	40,226
Minth Group Ltd.[b]	128,000	231,436
MMG Ltd.[a,b]	416,000	85,060
National Agricultural Holdings Ltd.[a,b]	174,000	45,200
NetDragon Websoft Inc.	30,500	75,150
New World Department Store China Ltd.	452,000	56,383
Nexteer Automotive Group Ltd.	136,000	128,722
Noah Holdings Ltd. ADR[a,b]	3,997	94,729
North Mining Shares Co. Ltd.[a,b]	3,450,000	39,930
PAX Global Technology Ltd.[b]	146,000	153,770
Peace Map Holding Ltd.[a,b]	1,320,000	46,681
Peak Sport Products Co. Ltd.	323,000	74,352
Phoenix Healthcare Group Co. Ltd.[b]	100,500	88,918
Phoenix Satellite Television Holdings Ltd.[b]	706,000	135,278
Poly Property Group Co. Ltd.[b]	394,000	107,416
Pou Sheng International Holdings Ltd.[a,b]	425,000	89,633
Renhe Commercial Holdings Co. Ltd.[a,b]	2,814,000	113,991
REXLot Holdings Ltd.[b]	1,500,000	13,869
Shandong Airlines Co. Ltd. Class B	25,200	55,610
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	40,000	54,526
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	84,400	74,348
Shang Gong Group Co. Ltd. Class Ba	80,100	86,188
Shanghai Baosight Software Co. Ltd. Class B	21,800	65,574
Shanghai Haixin Group Co. Class B	85,200	58,618
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	244,000	91,938

Security	Shares	Value
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	36,600	$69,577
Shanghai Jinjiang International Travel Co. Ltd. Class B	18,500	66,785
Shanghai Potevio Co. Ltd. Class Ba	31,200	53,134
Shanghai Shibei Hi-Tech Co. Ltd. Class B	60,900	69,182
Shanghai Zhongyida Co. Ltd.[a]	75,600	46,418
Shenguan Holdings Group Ltd.	572,000	57,375
Shenzhen Expressway Co. Ltd. Class H	150,000	112,459
Shenzhen International Holdings Ltd.	219,500	332,518
Shenzhen Investment Ltd.	532,000	192,928
Shougang Concord International Enterprises Co. Ltd.[a,b]	2,308,000	60,548
Shougang Fushan Resources Group Ltd.	568,000	64,279
Sina Corp.[a]	4,489	191,770
Sino Oil And Gas Holdings Ltd.[a,b]	2,715,000	66,337
Sinolink Worldwide Holdings Ltd.[a]	544,000	61,563
Sinopec Kantons Holdings Ltd.[b]	210,000	99,921
Sinosoft Technology Group Ltd.	94,000	39,287
Sinotrans Shipping Ltd.[b]	606,000	90,399
Skyworth Digital Holdings Ltd.	348,000	196,462
SMI Holdings Group Ltd.[b]	848,000	86,151
Sohu.com Inc.[a]	2,862	124,411
Springland International Holdings Ltd.[b]	561,000	110,380
SSY Group Ltd.[b]	419,970	126,377
Sunny Optical Technology Group Co. Ltd.[b]	128,000	296,291
Superb Summit International Group Ltd.[a,b]	238,250	2,203
TCL Communication Technology Holdings Ltd.	129,000	87,757
Tech Pro Technology Development Ltd.[a,b]	1,002,400	299,064
Technovator International Ltd.[a]	100,000	45,652
Texhong Textile Group Ltd.	95,500	63,494
Tianjin Development Holdings Ltd.	152,000	72,324
Tianjin Port Development Holdings Ltd.	424,000	56,707
Tianneng Power International Ltd.[a]	164,000	111,778
Tibet Water Resources Ltd.	389,000	124,061

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Tong Ren Tang Technologies Co. Ltd. Class H	127,000	$195,331
Tongda Group Holdings Ltd.[b]	610,000	101,979
Towngas China Co. Ltd.[b]	210,000	106,942
United Photovoltaics Group Ltd.[a]	902,000	68,437
Universal Health International Group Holding Ltd.[b]	250,000	33,757
V1 Group Ltd.	1,334,000	70,336
Vinda International Holdings Ltd.[b]	49,000	76,372
Viva China Holdings Ltd.[a]	680,000	62,962
Wasion Group Holdings Ltd.	178,000	81,948
West China Cement Ltd.[a]	518,000	108,581
Wisdom Sports Group[b]	182,000	77,002
Xiamen International Port Co. Ltd. Class H	202,000	36,627
Xingda International Holdings Ltd.[b]	428,000	71,552
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	737,000	65,396
Xinyi Solar Holdings Ltd.[b]	530,000	148,583
XTEP International Holdings Ltd.	170,000	79,358
Yanchang Petroleum International Ltd.[a,b]	2,430,000	50,624
Yingde Gases Group Co. Ltd.	240,000	86,418
Yip’s Chemical Holdings Ltd.[b]	248,000	73,671
Yuexiu REIT	309,000	161,729
Yuexiu Transport Infrastructure Ltd.[b]	230,000	140,494
Yuxing InfoTech Investment Holdings Ltd.[b]	206,000	60,400
Zhaojin Mining Industry Co. Ltd. Class Hb	186,500	146,540
Zhonglu Co. Ltd. Class Ba	24,400	62,732
Zhongsheng Group Holdings Ltd.	148,500	67,030

		20,116,382
COLOMBIA — 0.27%
Almacenes Exito SA	31,287	133,857
Cemex Latam Holdings SAa	31,989	103,320

		237,177
CZECH REPUBLIC — 0.10%
Philip Morris CR AS	181	92,718

		92,718
EGYPT — 0.72%
Egypt Kuwait Holding Co. SAE	184,586	84,909
Egyptian Financial Group-Hermes Holding Co.[a]	96,854	87,700

Security	Shares	Value
Medinet Nasr Housing[a]	57,330	$135,014
Orascom Telecom Media And Technology Holding SAE GDR[a]	253,762	149,212
Palm Hills Developments SAE[a]	317,092	92,333
South Valley Cement[a]	198,707	88,821

		637,989
GREECE — 0.48%
Aegean Airlines SA	7,239	52,699
Grivalia Properties REIC AE	7,871	64,911
Hellenic Exchanges-Athens Stock Exchange SA	14,870	73,030
Intralot SA-Integrated Lottery Systems & Services[a]	30,690	37,681
Metka SA	5,999	42,499
Motor Oil Hellas Corinth Refineries SA	10,201	103,080
Mytilineos Holdings SA	15,283	54,799

		428,699
HUNGARY — 0.15%
Magyar Telekom Telecommunications PLC[a]	89,196	133,440

		133,440
INDIA — 9.98%
Adani Enterprises Ltd.	64,706	55,557
AIA Engineering Ltd.	10,200	120,306
Ajanta Pharma Ltd.	5,650	107,513
Alembic Pharmaceuticals Ltd.	14,573	131,631
Alstom T&D India Ltd.	16,764	88,052
Amara Raja Batteries Ltd.	11,098	137,953
Andhra Bank	67,514	45,486
Apollo Tyres Ltd.	51,021	117,701
Arvind Ltd.	35,397	123,456
Balkrishna Industries Ltd.	11,887	99,022
Bayer CropScience Ltd./India	2,252	110,875
Berger Paints India Ltd.	37,742	123,720
Biocon Ltd.	15,602	107,054
Blue Dart Express Ltd.	1,326	103,663
Ceat Ltd.	5,117	70,879
CESC Ltd.	17,608	112,506
Cox & Kings Ltd.	24,510	52,799
CRISIL Ltd.	5,929	154,457
Crompton Greaves Ltd.	88,256	167,548
Cyient Ltd.	21,412	132,102
Dewan Housing Finance Corp. Ltd.	43,575	97,817
Dish TV India Ltd.[a]	95,714	94,770

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
eClerx Services Ltd.	6,241	$120,656
EID Parry India Ltd.	31,292	77,195
Exide Industries Ltd.	88,801	165,922
Federal Bank Ltd.	257,811	174,260
Gayatri Projects Ltd.	5,849	48,549
Gillette India Ltd.	1,997	128,698
Great Eastern Shipping Co. Ltd. (The)	21,857	90,367
Gujarat Fluorochemicals Ltd.	10,560	68,646
Gujarat Gas Ltd.	8,408	59,123
Gujarat Mineral Development Corp. Ltd.	68,490	56,754
Gujarat Pipavav Port Ltd.[a]	42,246	90,573
Gujarat State Petronet Ltd.	46,497	86,199
GVK Power & Infrastructure Ltd.[a]	480,184	44,562
Havells India Ltd.	50,784	202,023
Hexaware Technologies Ltd.	25,802	88,596
Housing Development & Infrastructure Ltd.[a]	67,520	60,588
IIFL Holdings Ltd.	55,374	133,407
Indian Hotels Co. Ltd.[a]	85,178	122,181
Indraprastha Gas Ltd.	16,184	120,236
Info Edge India Ltd.	14,927	152,728
Ipca Laboratories Ltd.	11,952	98,647
IRB Infrastructure Developers Ltd.	39,656	125,068
Jaiprakash Associates Ltd.[a]	268,505	27,665
Jammu & Kashmir Bank Ltd. (The)	70,798	65,547
Jindal Saw Ltd.	53,220	27,961
Jindal Steel & Power Ltd.[a]	76,934	60,041
Jubilant Foodworks Ltd.	4,707	68,436
Just Dial Ltd.	6,432	50,234
Kajaria Ceramics Ltd.	9,846	124,476
Kansai Nerolac Paints Ltd.	37,716	148,411
KPIT Technologies Ltd.	39,029	76,318
Manappuram Finance Ltd.	142,039	62,586
Marksans Pharma Ltd.	64,105	32,650
Max Financial Services Ltd.	34,779	170,985
Max India Ltd.	29,621	23,948
Max Ventures & Industries Ltd.[a]	5,924	23,949
MindTree Ltd.	10,032	209,122
Mphasis Ltd.	18,623	114,473
MRF Ltd.	285	135,563
Natco Pharma Ltd.	12,089	73,488
NCC Ltd./India	89,794	80,510
Page Industries Ltd.	1,199	173,142

Security	Shares	Value
PC Jeweller Ltd.	13,129	$61,553
Persistent Systems Ltd.	11,930	105,953
PI Industries Ltd.	14,373	121,212
PTC India Ltd.	128,123	111,692
Rajesh Exports Ltd.	15,151	156,758
Redington India Ltd.	65,971	99,017
Reliance Capital Ltd.	22,920	107,859
Reliance Infrastructure Ltd.	20,389	122,125
SKS Microfinance Ltd.[a]	21,851	154,290
Strides Shasun Ltd.	9,681	124,442
Sun Pharma Advanced Research Co. Ltd.[a]	14,147	53,373
Sun TV Network Ltd.	20,273	95,017
Sundaram Finance Ltd.	7,794	138,475
Suzlon Energy Ltd.[a]	376,805	74,342
Syndicate Bank	51,323	38,328
Tata Global Beverages Ltd.	108,151	163,669
Thermax Ltd.	9,226	101,287
Tube Investments of India Ltd.	17,021	89,974
TVS Motor Co. Ltd.	25,833	101,237
Voltas Ltd.	34,941	114,078
WABCO India Ltd.	1,427	110,520
Welspun India Ltd.	7,278	86,352
Wockhardt Ltd.[a]	5,952	66,122

		8,817,025
INDONESIA — 2.40%
Ace Hardware Indonesia Tbk PT	1,627,600	111,371
Agung Podomoro Land Tbk PTa	2,512,100	61,055
Alam Sutera Realty Tbk PT	2,478,700	63,766
Arwana Citramulia Tbk PT	1,643,600	69,446
Bank Bukopin Tbk	1,840,400	75,009
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	913,900	62,877
Bank Tabungan Negara Persero Tbk PT	1,099,723	136,520
Ciputra Development Tbk PT	2,115,556	202,506
Eagle High Plantations Tbk PTa	2,165,300	36,920
Hanson International Tbk PTa	2,647,100	169,254
Japfa Comfeed Indonesia Tbk PTa	1,282,400	73,365
Kawasan Industri Jababeka Tbk PT	5,399,994	93,688
Link Net Tbk PTa	196,800	53,424
Mitra Adiperkasa Tbk PTa	207,900	66,077
Multipolar Tbk PT	2,563,213	54,630
Pakuwon Jati Tbk PT	5,264,200	180,302

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Pembangunan Perumahan Persero Tbk PT	472,000	$130,248
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	646,000	69,083
Ramayana Lestari Sentosa Tbk PT	1,110,400	63,940
Sugih Energy Tbk PTa	4,663,400	136,010
Surya Semesta Internusa Tbk PT	1,193,450	58,459
Timah Persero Tbk PT	1,262,196	53,803
Wijaya Karya Persero Tbk PT	514,100	100,152

		2,121,905
MALAYSIA — 3.79%
Bursa Malaysia Bhd	100,200	204,928
Cahya Mata Sarawak Bhd[b]	128,500	152,794
Carlsberg Brewery Malaysia Bhd	43,500	129,724
DRB-Hicom Bhd[b]	195,800	46,331
Eastern & Oriental Bhd[a]	330,281	123,315
IGB REIT	546,300	197,474
KNM Group Bhd[a,b]	426,000	46,602
Kossan Rubber Industries[b]	81,100	125,363
KPJ Healthcare Bhd	194,550	201,721
Magnum Bhd	207,400	124,292
Mah Sing Group Bhd	468,557	145,971
Malaysia Building Society Bhd[b]	188,800	59,716
Malaysian Pacific Industries Bhd	43,200	81,469
Malaysian Resources Corp. Bhd	227,300	61,082
Media Prima Bhd	370,200	119,732
My EG Services Bhd	251,900	129,994
OSK Holdings Bhd	191,587	72,443
POS Malaysia Bhd[b]	130,500	64,552
QL Resources Bhd[b]	191,700	201,957
Sunway Bhd[b]	176,700	126,064
Sunway Construction Group Bhd[a]	379,520	126,356
Sunway REIT[b]	436,400	165,012
Supermax Corp. Bhd	91,000	62,109
TIME dotCom Bhd	96,400	165,978
Top Glove Corp. Bhd	156,400	209,401
VS Industry Bhd	205,800	62,156
Wah Seong Corp. Bhd	269,910	51,350
WCT Holdings Bhd	240,647	89,849

		3,347,735
MEXICO — 3.43%
Alsea SAB de CVb	95,659	360,698
Axtel SAB de CV CPO[a]	162,600	68,413
Banregio Grupo Financiero SAB de CVb	45,800	231,165

Security	Shares	Value
Bolsa Mexicana de Valores SAB de CV	79,000	$109,107
Concentradora Fibra Hotelera Mexicana SA de CVb	122,200	95,466
Consorcio ARA SAB de CV	321,100	98,174
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	82,500	162,154
Corp Inmobiliaria Vesta SAB de CVb	116,400	168,869
Empresas ICA SAB de CVa,b	148,900	35,152
Genomma Lab Internacional SAB de CV Series Ba,b	133,100	87,350
Grupo Aeromexico SAB de CVa,b	62,800	133,225
Grupo Aeroportuario del Centro Norte SAB de CVb	39,800	189,417
Grupo Financiero Interacciones SA de CV Series O	15,500	80,769
Grupo Herdez SAB de CV	70,600	149,616
Industrias Bachoco SAB de CV Series Bb	33,000	133,062
Industrias CH SAB de CV Series Ba,b	28,300	84,038
La Comer SAB de CVa,b	103,900	100,298
Macquarie Mexico Real Estate Management SA de CV	143,900	181,874
PLA Administradora Industrial S. de RL de CVb	125,600	210,201
Prologis Property Mexico SA de CV	74,100	108,444
Telesites SAB de CVa	151,000	81,816
TV Azteca SAB de CV CPO[b]	401,700	49,749
Unifin Financiera SAB de CV SOFOM ENR[a,b]	39,000	113,030
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	—

		3,032,087
PHILIPPINES — 1.33%
Belle Corp.	1,447,933	93,788
Cebu Air Inc.	54,230	94,660
Cosco Capital Inc.	460,400	72,328
DoubleDragon Properties Corp.	176,400	92,744
Filinvest Land Inc.	2,865,000	91,584
First Gen Corp.	228,500	95,148
First Philippine Holdings Corp.	49,370	62,764
Manila Water Co. Inc.	225,900	127,321
Nickel Asia Corp.	335,600	35,219

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Philippine National Bank[a]	56,383	$61,660
Security Bank Corp.	89,280	267,371
Vista Land & Lifescapes Inc.	850,300	79,039

		1,173,626
POLAND — 0.99%
Asseco Poland SA	12,977	185,302
Budimex SA	2,777	142,364
CD Projekt Red SAa	14,872	85,540
Globe Trade Centre SAa	48,639	82,103
KRUK SA	3,201	146,009
Netia SA	57,558	73,408
PKP Cargo SA	6,888	80,786
Warsaw Stock Exchange	8,303	80,190

		875,702
QATAR — 0.49%
Qatar National Cement Co. QSC	5,897	131,206
Qatari Investors Group QSC	10,116	109,204
Salam International Investment Ltd. QSC	27,583	96,300
United Development Co. QSC	15,932	95,623

		432,333
RUSSIA — 0.49%
Acron JSC	1,857	93,539
Aeroflot – Russian Airlines PJSC[a]	109,456	83,576
DIXY Group OJSC[a]	14,770	53,378
LSR Group PJSC GDR[e]	47,823	76,278
M Video OJSC	23,540	75,943
TMK PAO GDR[e]	18,988	51,078

		433,792
SOUTH AFRICA — 4.65%
Adcock Ingram Holdings Ltd.	15,057	36,725
Adcorp Holdings Ltd.	75,712	71,707
Aeci Ltd.	23,049	127,037
African Rainbow Minerals Ltd.	14,552	80,389
Alexander Forbes Group Holdings Ltd.	132,650	50,085
Astral Foods Ltd.	8,017	50,637
Attacq Ltd.[a]	89,828	96,743
AVI Ltd.	60,865	295,285
Cashbuild Ltd.	5,059	91,982
City Lodge Hotels Ltd.	11,586	105,695
Clicks Group Ltd.	40,033	234,595
Clover Industries Ltd.	103,973	107,366
DataTec Ltd.	34,785	102,427
Emira Property Fund Ltd.	113,708	108,054

Security	Shares	Value
EOH Holdings Ltd.	17,449	$151,543
Famous Brands Ltd.	11,929	87,362
Grindrod Ltd.	108,277	62,833
Harmony Gold Mining Co. Ltd.[a,b]	73,639	238,576
Hosken Consolidated Investments Ltd.	9,182	59,915
Illovo Sugar Ltd.	43,308	56,245
JSE Ltd.	16,671	149,496
KAP Industrial Holdings Ltd.	351,150	134,588
Lewis Group Ltd.	18,709	55,458
Mpact Ltd.	46,379	130,896
Murray & Roberts Holdings Ltd.	97,722	55,532
Nampak Ltd.	103,708	116,290
Northam Platinum Ltd.[a,b]	62,177	132,154
Omnia Holdings Ltd.	8,848	67,320
Pick n Pay Holdings Ltd.	51,549	76,254
PPC Ltd.	136,092	98,287
Reunert Ltd.	26,768	106,666
SA Corporate Real Estate Fund Nominees Pty Ltd.	388,658	113,262
Sun International Ltd./South Africa	15,725	69,256
Super Group Ltd./South Africa[a]	62,732	165,882
Tongaat Hulett Ltd.	14,948	87,539
Trencor Ltd.	29,650	75,135
Vukile Property Fund Ltd.	104,421	104,322
Wilson Bayly Holmes-Ovcon Ltd.	10,633	82,855
Zeder Investments Ltd.	220,398	74,700

		4,111,093
SOUTH KOREA — 19.41%
Able C&C Co. Ltd.[a]	2,791	59,693
AeroSpace Technology of Korea Inc.[a]	2,350	40,285
Agabang & Co.[a]	5,131	40,162
Ahnlab Inc.	2,279	107,988
ALUKO Co. Ltd.	9,126	49,737
Amicogen Inc.[b]	1,386	62,985
Asiana Airlines Inc.[a]	17,976	64,683
Binex Co. Ltd.[a,b]	5,283	97,612
Binggrae Co. Ltd.[a]	1,699	95,892
Bukwang Pharmaceutical Co. Ltd.[b]	5,049	115,539
Cell Biotech Co. Ltd.[b]	1,452	79,956
Chabiotech Co. Ltd.[a,b]	10,531	118,364
Chong Kun Dang Pharmaceutical Corp.	1,253	129,687
CJ CGV Co. Ltd.	2,659	250,484

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
CJ Freshway Corp.[b]	1,278	$57,457
CJ O Shopping Co. Ltd.	656	99,352
Com2uSCorp.[a,b]	1,595	158,894
Coreana Cosmetics Co. Ltd.	5,003	36,652
Cosmax Inc.[b]	1,245	123,825
COSON Co. Ltd.[a,b]	3,305	43,962
Crown Confectionery Co. Ltd.	149	56,386
CrucialTec Co. Ltd.[a,b]	4,744	56,006
D.I Corp.[b]	11,049	47,798
Dae Hwa Pharmaceutical Co. Ltd.	2,196	64,102
Daesang Corp.	3,844	97,755
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b]	20,551	70,708
Daewoong Pharmaceutical Co. Ltd.	1,069	65,003
Daishin Securities Co. Ltd.	11,271	108,454
Daou Technology Inc.	5,215	91,717
Dawonsys Co. Ltd.	2,852	58,115
DIO Corp.[a,b]	3,485	97,079
Dong-A Socio Holdings Co. Ltd.	543	104,719
Dong-A ST Co. Ltd.	845	107,957
Dongbu HiTek Co. Ltd.[a,b]	6,317	77,641
Dongwon F&B Co. Ltd.	253	60,146
Doosan Engine Co. Ltd.[a,b]	21,841	56,603
Doosan Infracore Co. Ltd.[a,b]	26,210	86,681
DuzonBIzon Co. Ltd.	4,545	82,506
Emerson Pacific Inc.[a,b]	1,426	32,632
EO Technics Co. Ltd.[a,b]	1,540	156,279
Fila Korea Ltd.	2,101	158,505
G-SMATT GLOBAL Co. Ltd.[a,b]	3,343	80,419
Gamevil Inc.[a]	966	69,206
GemVax & Kael Co. Ltd.[a,b]	4,627	68,468
Genexine Co. Ltd.[a]	946	76,647
Grand Korea Leisure Co. Ltd.	5,412	114,437
Green Cross Cell Corp.[a]	1,459	48,842
Green Cross Corp./South Korea	924	136,355
Green Cross Holdings Corp.	4,846	162,226
GS Home Shopping Inc.	797	118,580
Halla Holdings Corp.[b]	1,545	75,582
Hana Tour Service Inc.	1,654	128,661
Hanall Biopharma Co. Ltd.[a,b]	5,184	54,703
Handsome Co. Ltd.	3,954	129,168
Hanjin Heavy Industries & Construction Co. Ltd.[a]	14,405	37,448
Hanjin Kal Corp.[b]	7,651	90,943
Hanjin Shipping Co. Ltd.[a,b]	27,268	62,509
Hanjin Transportation Co. Ltd.	1,934	75,221

Security	Shares	Value
Hankook Tire Worldwide Co. Ltd.[a]	4,661	$75,755
Hansae Co. Ltd.[b]	3,512	165,277
Hansol Chemical Co. Ltd.[b]	2,118	97,448
Hansol Holdings Co. Ltd.[a]	16,966	117,021
Hansol Technics Co. Ltd.[a]	3,385	51,321
Hanwha Investment & Securities Co. Ltd.[a]	19,646	57,109
Hanwha Techwin Co. Ltd.[b]	7,153	226,730
Hite Jinro Co. Ltd.[a]	4,500	107,160
HLB Inc.[a,b]	5,205	74,706
HS Industries Co. Ltd.[a]	8,904	56,662
Huchems Fine Chemical Corp.[b]	6,930	98,904
Humedix Co. Ltd.[b]	1,123	49,853
Huons Co. Ltd.	1,558	104,186
Hwa Shin Co. Ltd.	12,729	58,154
Hyundai C&F Inc.[a]	2,705	54,463
Hyundai Corp.[a,b]	2,931	48,585
Hyundai Elevator Co. Ltd.[a,b]	1,807	67,651
Hyundai Greenfood Co. Ltd.	8,376	133,764
Hyundai Home Shopping Network Corp.	1,536	157,736
Hyundai Livart Furniture Co. Ltd.	2,156	62,673
Hyundai Merchant Marine Co. Ltd.[a]	18,638	44,459
Hyundai Mipo Dockyard Co. Ltd.[a]	2,128	109,609
Hyundai Securities Co. Ltd.[a]	24,254	126,497
Iljin Holdings Co. Ltd.[a]	4,451	44,809
Ilyang Pharmaceutical Co. Ltd.[a]	2,874	118,055
InBody Co. Ltd.	2,116	89,314
Innocean Worldwide Inc.	1,621	110,365
Interpark Holdings Corp.	8,993	68,136
iNtRON Biotechnology Inc.[a,b]	2,079	137,681
IS Dongseo Co. Ltd.	2,277	72,911
Jenax Inc.[a,b]	2,680	35,540
JW Holdings Corp.	7,479	48,985
JW Pharmaceutical Corp.[b]	2,063	57,301
KB Insurance Co. Ltd.	8,002	208,672
KCP Co. Ltd.	3,817	58,334
KEPCO Engineering & Construction Co. Inc.[a]	2,900	63,548
KH Vatec Co. Ltd.	3,485	48,892
KIWOOM Securities Co. Ltd.[a]	2,458	118,657
Kolao Holdings[b]	5,909	54,709
Kolon Corp.	1,311	66,361
Kolon Industries Inc.	2,962	160,950
Kolon Life Science Inc.	787	121,674
Komipharm International Co. Ltd.[a,b]	5,786	157,200

CONSOLIDATED SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
KONA I Co. Ltd.[b]	2,888	$46,822
Korea Electric Terminal Co. Ltd.	1,552	109,432
Korea Kolmar Co. Ltd.[a]	2,595	168,915
Korea Kolmar Holdings Co. Ltd.[a,b]	1,458	54,113
Korea PetroChemical Ind. Co. Ltd.	584	113,334
Korean Reinsurance Co.	23,117	243,002
KT Skylife Co. Ltd.	7,706	91,909
Kumho Industrial Co. Ltd.[a,b]	4,690	41,716
Kumho Tire Co. Inc.[a,b]	21,738	137,280
LF Corp.	6,752	136,765
LG Hausys Ltd.	1,171	115,045
LG International Corp.	5,266	141,369
LG Life Sciences Ltd.[a,b]	2,258	111,193
Lock&Lock Co. Ltd.[b]	7,370	74,493
Loen Entertainment Inc.[a,b]	1,640	115,504
Lotte Food Co. Ltd.	156	113,528
LOTTE Himart Co. Ltd.[a]	1,878	80,939
LS Corp.	3,167	107,299
LS Industrial Systems Co. Ltd.	4,710	148,913
Lumens Co. Ltd.[a]	30,816	126,832
Lutronic Corp.[a,b]	1,890	78,553
Macrogen Inc.[a]	2,268	62,720
Mando Corp.	1,297	157,314
Medipost Co. Ltd.[a,b]	1,369	89,554
Medy-Tox Inc.	706	254,324
Meritz Financial Group Inc.	10,657	106,854
Meritz Fire & Marine Insurance Co. Ltd.[b]	16,477	209,843
Meritz Securities Co. Ltd.	55,622	149,546
Muhak Co. Ltd.	3,227	89,893
Namhae Chemical Corp.[a,b]	9,238	66,706
Namyang Dairy Products Co. Ltd.	188	123,742
Naturalendo Tech Co. Ltd.[a,b]	2,362	35,238
Nexen Tire Corp.	9,132	101,532
NHN Entertainment Corp.[a,b]	2,624	115,637
NICE Holdings Co. Ltd.[a]	4,443	76,703
NICE Information Service Co. Ltd.[a]	9,401	63,474
NongShim Co. Ltd.	685	224,881
Osstem Implant Co. Ltd.[a]	2,619	162,854
Partron Co. Ltd.	8,786	82,766
PHARMA RESEARCH PRODUCTS Co. Ltd.	675	38,534
Poongsan Corp.	5,499	124,280
POSCO Chemtech Co. Ltd.	6,921	65,197
POSCO ICT Co. Ltd.[a,b]	23,062	85,967

Security	Shares	Value
S&T Dynamics Co. Ltd.	5,940	$68,925
Samlip General Foods Co. Ltd.[a]	425	86,258
Samsung Engineering Co. Ltd.[a,b]	24,144	185,858
Samsung Fine Chemicals Co. Ltd.	4,194	125,817
Samsung Pharmaceutical Co. Ltd.[a]	4,703	26,202
Samyang Holdings Corp.	601	86,017
Sansung Life & Science Co. Ltd.[a,b]	3,005	54,915
Seah Besteel Corp.	3,307	72,734
Seegene Inc.[a,b]	2,957	81,056
Seoul Auction Co. Ltd.[b]	3,563	61,366
Seoul Semiconductor Co. Ltd.[b]	7,545	86,328
SFA Engineering Corp.[b]	2,944	151,640
SK Chemicals Co. Ltd.	2,759	178,252
SK Materials Co. Ltd.[a]	1,208	115,750
SK Securities Co. Ltd.[a,b]	73,710	63,774
SKC Co. Ltd.	4,378	110,096
SM Entertainment Co.[a]	3,491	113,478
Soulbrain Co. Ltd.	2,474	84,520
Ssangyong Cement Industrial Co. Ltd.[a]	4,683	73,272
Sung Kwang Bend Co. Ltd.[a,b]	11,754	86,204
Sungwoo Hitech Co. Ltd.	9,771	68,026
Taekwang Industrial Co. Ltd.	99	81,252
Taewoong Co. Ltd.[a]	6,473	78,511
TK Corp.[b]	10,693	77,645
Tongyang Life Insurance Co. Ltd.	10,456	87,507
Toptec Co. Ltd.[b]	2,501	54,501
ViroMed Co. Ltd.[a,b]	2,084	240,636
Webzen Inc.[a,b]	2,759	47,407
WeMade Entertainment Co. Ltd.[a,b]	2,004	56,148
Wonik IPS Co. Ltd.[a,b]	9,424	100,969
Woongjin Thinkbig Co. Ltd.[a]	8,650	103,867
YESCO Co. Ltd.	3,310	97,424
Youngone Corp.	4,074	167,348
Yuanta Securities Korea Co. Ltd.[a,b]	16,698	45,367

		17,150,818
TAIWAN — 18.98%
Ability Enterprise Co. Ltd.	150,383	93,446
Accton Technology Corp.	87,000	84,691
Advanced Wireless Semiconductor Co.	31,000	70,429
Airtac International Group	20,850	107,287
Altek Corp.	61,793	53,924
Ambassador Hotel (The)	166,000	131,124
AmTRAN Technology Co. Ltd.	250,312	117,503

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Asia Optical Co. Inc.[a]	71,000	$64,522
Asia Polymer Corp.	130,620	74,877
ASPEED Technology Inc.	6,000	62,109
BES Engineering Corp.	382,000	72,188
Bizlink Holding Inc.	17,000	82,616
Career Technology MFG. Co. Ltd.	98,000	67,089
Cathay Real Estate Development Co. Ltd.	203,000	83,077
Cheng Loong Corp.	403,000	138,246
Cheng Uei Precision Industry Co. Ltd.	64,000	83,197
Chin-Poon Industrial Co. Ltd.	74,000	133,606
China Bills Finance Corp.	233,000	84,136
China Man-Made Fiber Corp.[a]	251,000	62,690
China Petrochemical Development Corp.[a]	346,000	83,918
China Steel Chemical Corp.	22,000	77,124
China Synthetic Rubber Corp.	102,460	73,225
Chipbond Technology Corp.	100,000	156,476
Chong Hong Construction Co. Ltd.	52,424	67,675
Chroma ATE Inc.	65,000	137,894
Chung Hung Steel Corp.[a]	842,000	153,036
Compeq Manufacturing Co. Ltd.	220,000	129,754
Coretronic Corp.	101,000	99,079
CSBC Corp. Taiwan	258,420	118,199
CTCI Corp.	139,000	157,479
Cyberlink Corp.	53,125	116,219
D-Link Corp.[a]	447,246	145,350
Dynapack International Technology Corp.	79,000	114,463
Elan Microelectronics Corp.	93,000	120,056
Elite Advanced Laser Corp.	21,000	87,521
Elite Material Co. Ltd.	51,000	92,847
Ennoconn Corp.	9,000	98,986
Epistar Corp.	175,000	139,813
Eternal Materials Co. Ltd.	113,440	111,624
Everlight Electronics Co. Ltd.	79,000	141,920
Far Eastern Department Stores Ltd.	162,000	84,334
Far Eastern International Bank	369,901	105,075
Faraday Technology Corp.	66,000	92,351
Feng Hsin Steel Co. Ltd.	84,000	98,832
Firich Enterprises Co. Ltd.	35,198	90,346
FLEXium Interconnect Inc.	46,667	115,291
Formosan Rubber Group Inc.	150,000	76,282

Security	Shares	Value
General Interface Solution Holding Ltd.[a]	21,000	$70,775
Genius Electronic Optical Co. Ltd.[a]	18,357	31,983
Gigabyte Technology Co. Ltd.	105,000	113,746
Gigastorage Corp.[a]	66,400	62,939
Ginko International Co. Ltd.	8,000	80,284
Gintech Energy Corp.[a]	87,584	83,810
Global Unichip Corp.	42,000	105,531
Gloria Material Technology Corp.	201,818	111,136
Goldsun Building Materials Co. Ltd.	450,000	115,100
Gourmet Master Co. Ltd.	14,000	86,363
Grand Pacific Petrochemical	191,000	96,558
Grape King Bio Ltd.	22,000	123,796
Great Wall Enterprise Co. Ltd.	257,128	171,383
Greatek Electronics Inc.	92,000	99,525
Green Energy Technology Inc.[a]	74,125	50,410
HannStar Display Corp.[a]	447,320	56,400
Hey Song Corp.	97,500	105,621
Ho Tung Chemical Corp.[a]	475,548	109,471
Holy Stone Enterprise Co. Ltd.	106,500	109,923
Hota Industrial Manufacturing Co. Ltd.	35,000	136,390
Huaku Development Co. Ltd.	53,080	83,377
Huang Hsiang Construction Corp.	70,000	52,449
Hung Sheng Construction Ltd.	182,000	78,316
ITEQ Corp.	132,600	106,137
Jih Sun Financial Holdings Co. Ltd.	290,643	63,145
Kenda Rubber Industrial Co. Ltd.	97,158	142,088
Kerry TJ Logistics Co. Ltd.	98,000	113,388
Kindom Construction Corp.	130,000	57,896
King Slide Works Co. Ltd.	11,000	136,044
King Yuan Electronics Co. Ltd.	234,000	184,133
King’s Town Bank Co. Ltd.	185,000	118,575
Kinpo Electronics[a]	289,000	91,747
Land Mark Optoelectronics Corp.	7,000	119,854
LCY Chemical Corp.[a]	106,000	104,941
Lealea Enterprise Co. Ltd.	378,590	106,860
Li Cheng Enterprise Co. Ltd.	9,000	53,623
Lien Hwa Industrial Corp.	168,160	97,915
Macronix International[a]	812,000	92,362
Makalot Industrial Co. Ltd.	33,358	208,789
Masterlink Securities Corp.	321,605	85,840
Medigen Biotechnology Corp.[a]	10,397	22,964
Mercuries & Associates Holding Ltd.	155,548	93,379

CONSOLIDATED SCHEDULES OF INVESTMENTS	63

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Merry Electronics Co. Ltd.	30,000	$53,533
Micro-Star International Co. Ltd.	121,000	162,210
Microbio Co. Ltd.[a]	121,727	96,152
MIN AIK Technology Co. Ltd.	41,000	64,155
Mitac Holdings Corp.	136,000	95,149
Motech Industries Inc.[a]	64,000	77,227
Nan Kang Rubber Tire Co. Ltd.[a]	126,000	107,869
Neo Solar Power Corp.	110,364	79,704
Pan-International Industrial Corp.	185,722	70,417
Parade Technologies Ltd.	14,000	129,544
PChome Online Inc.	13,619	144,460
PharmaEngine Inc.	8,000	51,396
Pixart Imaging Inc.	36,635	83,562
Poya International Co. Ltd.	11,140	112,298
President Securities Corp.	196,510	75,099
Primax Electronics Ltd.	79,000	94,019
Prince Housing & Development Corp.	351,917	99,755
Qisda Corp.	257,000	81,202
Radium Life Tech Co. Ltd.	265,707	82,354
Richtek Technology Corp.	20,000	115,852
Ritek Corp.[a]	805,000	66,373
Sanyang Motor Co. Ltd.[a]	110,820	71,363
ScinoPharm Taiwan Ltd.	43,000	71,425
Senao International Co. Ltd.	41,000	53,730
Shining Building Business Co. Ltd.[a]	217,008	70,525
Shinkong Synthetic Fibers Corp.	343,135	94,375
Silergy Corp.	10,000	130,447
Sino-American Silicon Products Inc.	107,000	132,977
Sinyi Realty Inc.	92,105	72,615
Soft-World International Corp.	37,140	79,908
Solar Applied Materials Technology Co.	130,799	76,160
St. Shine Optical Co. Ltd.	9,000	160,869
Sunny Friend Environmental Technology Co. Ltd.	22,000	98,640
Swancor Ind Co. Ltd.	12,000	51,456
TA Chen Stainless Pipe	161,976	76,523
Ta Chong Bank Ltd.[a]	325,676	126,911
Taichung Commercial Bank Co. Ltd.	397,810	109,292
Taiflex Scientific Co. Ltd.	69,000	78,588
Tainan Spinning Co. Ltd.	238,190	99,986
Taiwan Hon Chuan Enterprise Co. Ltd.	94,004	138,466

Security	Shares	Value
Taiwan Paiho Ltd.	50,050	$121,089
Taiwan Secom Co. Ltd.	66,450	184,961
Taiwan Shin Kong Security Co. Ltd.	156,640	183,356
Taiwan Surface Mounting Technology Corp.	136,633	120,672
Taiwan TEA Corp.	176,000	74,940
Tatung Co. Ltd.[a]	468,000	74,216
Ton Yi Industrial Corp.	109,000	50,676
Tong Hsing Electronic Industries Ltd.	33,000	81,428
Tong Yang Industry Co. Ltd.	71,133	105,955
TPK Holding Co. Ltd.	44,000	93,609
Tripod Technology Corp.	84,000	148,628
TrueLight Corp.	25,000	72,821
TSRC Corp.	91,000	68,047
TTY Biopharm Co. Ltd.	39,450	131,769
Tung Ho Steel Enterprise Corp.	138,000	83,675
Tung Thih Electronic Co. Ltd.	11,000	137,368
TWi Pharmaceuticals Inc.[a]	12,000	55,790
TXC Corp.	99,000	115,885
Unimicron Technology Corp.	197,000	100,184
Union Bank of Taiwan	330,218	92,014
UPC Technology Corp.	325,661	89,275
USI Corp.	155,950	63,822
Visual Photonics Epitaxy Co. Ltd.	63,900	100,180
Voltronic Power Technology Corp.	8,550	131,214
Wah Lee Industrial Corp.	73,000	97,972
Walsin Lihwa Corp.[a]	459,000	113,673
Waterland Financial Holdings Co. Ltd.	325,780	72,348
Win Semiconductors Corp.	91,431	148,845
Winbond Electronics Corp.[a]	544,000	155,022
Wistron NeWeb Corp.	60,320	155,737
WT Microelectronics Co. Ltd.	84,637	98,945
Yageo Corp.	87,467	144,761
Yeong Guan Energy Technology Group Co. Ltd.	13,601	98,226
YFY Inc.	407,000	123,697
Yieh Phui Enterprise Co. Ltd.	295,625	71,344
YungShin Global Holding Corp.	74,200	109,407
Yungtay Engineering Co. Ltd.	78,000	112,193
Zinwell Corp.	85,000	165,744

		16,772,966

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
THAILAND — 3.79%
Amata Corp. PCL NVDR	280,500	$101,556
Bangchak Petroleum PCL (The) NVDR	106,400	91,827
Bangkok Airways Co. Ltd.	145,400	94,675
Bangkok Land PCL NVDR	3,129,800	124,735
CH Karnchang PCL NVDR[b]	218,900	138,848
Esso Thailand PCL NVDR[a]	753,300	107,826
Hana Microelectronics PCL NVDR	114,900	108,837
Inter Far East Energy Corp.[b]	202,400	34,368
Italian-Thai Development PCL NVDR[a,b]	425,300	76,394
Jasmine International PCL NVDR[b]	674,800	51,893
KCE Electronics PCL NVDR[b]	72,700	173,435
Khon Kaen Sugar Industry PCL NVDR	905,300	100,109
Kiatnakin Bank PCL NVDR	124,132	156,776
LPN Development PCL NVDR[b]	281,800	98,863
Major Cineplex Group PCL NVDR[b]	62,200	48,444
Quality Houses PCL NVDR	1,518,067	97,995
Samart Corp. PCL NVDR[b]	128,700	57,433
Siam Global House PCL NVDR[b]	328,685	83,025
Sino-Thai Engineering & Construction PCL NVDR[b]	203,428	99,915
Sri Trang Agro-Industry PCL NVDR	283,500	81,955
Srisawad Power 1979 PCL NVDR[b]	117,400	149,921
Supalai PCL NVDR[b]	224,900	111,093
Superblock PCL[a,b]	1,723,200	55,135
Thai Airways International PCL NVDR[a]	187,900	63,284
Thai Vegetable Oil PCL NVDR	227,700	152,737
Thaicom PCL NVDR	108,900	89,400
Thanachart Capital PCL NVDR[b]	157,200	167,656
Tisco Financial Group PCL NVDR	109,840	146,433
TTW PCL NVDR[b]	483,000	139,627
U City PCL NVDR[a]	95,588,200	107,312
VGI Global Media PCL NVDR[b]	1,079,900	131,540
WHA Corp. PCL NVDR[a,b]	1,372,100	110,908

		3,353,955
TURKEY — 1.29%
Akcansa Cimento AS	23,273	112,002
Aksa Akrilik Kimya Sanayii ASb	23,325	76,098
Bizim Toptan Satis Magazalari ASb	21,570	104,317
Cimsa Cimento Sanayi VE Ticaret AS	27,294	143,638

Security	Shares	Value
Dogan Sirketler Grubu Holding ASa,b	225,125	$40,380
Dogus Otomotiv Servis ve Ticaret ASb	11,379	43,440
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Db	177,515	65,484
Koza Altin Isletmeleri AS	8,371	46,008
Koza Anadolu Metal Madencilik Isletmeleri ASa	82,658	30,492
NET Holding ASa,b	56,336	61,964
Otokar Otomotiv Ve Savunma Sanayi ASb	2,542	81,040
Sekerbank TAS[a,b]	102,068	52,160
Tekfen Holding ASb	47,730	68,652
Trakya Cam Sanayii ASb	101,763	61,647
Turkiye Sinai Kalkinma Bankasi AS	116,294	63,366
Vestel Elektronik Sanayi ve Ticaret ASa,b	21,588	37,845
Yazicilar Holding AS	13,222	52,802

		1,141,335
UNITED ARAB EMIRATES — 0.93%
Agthia Group PJSC	34,469	67,098
Air Arabia PJSC	340,593	124,255
Al Waha Capital PJSC	162,850	101,531
Amlak Finance PJSC[a]	138,333	59,882
Dana Gas PJSC[a]	680,117	94,434
Deyaar Development PJSC[a]	408,481	62,500
Dubai Parks & Resorts PJSC[a]	474,260	153,651
Eshraq Properties Co. PJSC[a]	274,880	57,625
Orascom Construction Ltd.[a]	11,618	61,575
Union Properties PJSC	173,622	35,546

		818,097

TOTAL COMMON STOCKS
(Cost: $106,499,548)		87,882,398

PREFERRED STOCKS — 0.34%

BRAZIL — 0.28%
Alpargatas SA	26,000	58,086
Banco ABC Brasil SA	10,445	23,098
Bradespar SA	27,100	27,445
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	18,300	33,341
Marcopolo SA	87,200	45,142
Metalurgica Gerdau SA	102,000	31,015

CONSOLIDATED SCHEDULES OF INVESTMENTS	65

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 29, 2016

Security	Shares	Value
Randon SA Implemetos e Participacoes	54,325	$29,352

		247,479
COLOMBIA — 0.06%
Avianca Holdings SA	88,400	53,535

		53,535

TOTAL PREFERRED STOCKS
(Cost: $722,744)		301,014

RIGHTS — 0.00%

CHILE — 0.00%
Parque Arauco SAa	9,423	1,899

		1,899

TOTAL RIGHTS
(Cost: $0)		1,899

SHORT-TERM INVESTMENTS — 16.89%

MONEY MARKET FUNDS — 16.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[f,g,h]	14,137,291	14,137,291
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[f,g,h]	717,451	717,451
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g]	76,839	76,839

		14,931,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,931,581)		14,931,581

TOTAL INVESTMENTS IN SECURITIES — 116.67%
(Cost: $122,153,873)		103,116,892
Other Assets, Less Liabilities — (16.67)%		(14,735,745)

NET ASSETS — 100.00%		$88,381,147

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security is currently subject to restrictions on resale in the People’s Republic of China.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF

ASSETS
Investments, at cost:
Unaffiliated	$11,039,612,118	$202,584,259	$129,689,105
Affiliated (Note 2)	660,584,667	9,466,526	4,492,310

Total cost of investments	$11,700,196,785	$212,050,785	$134,181,415

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,053,375,744	$150,530,006	$109,038,270
Affiliated (Note 2)	660,584,667	9,466,526	4,492,310

Total fair value of investments	9,713,960,411	159,996,532	113,530,580
Foreign currency, at value[b]	4,808,364	154,702	71,586
Cash	15,657,797	305,022	254,938
Cash pledged to broker	2,230,203	—	—
Receivables:
Investment securities sold	43,574,742	422,155	359,968
Dividends and interest	26,335,301	158,813	394,109
Futures variation margin	402,675	—	—
Tax reclaims	56,810	—	—
Prepaid expenses	12,694	—	—

Total Assets	9,807,038,997	161,037,224	114,611,181

LIABILITIES
Payables:
Investment securities purchased	47,386,243	376,995	365,472
Collateral for securities on loan (Note 1)	655,027,607	9,466,526	4,492,310
Line of credit (Note 8)	—	100,004	190,008
Foreign taxes (Note 1)	118,820	—	161
Investment advisory fees (Note 2)	1,141,995	85,867	36,358

Total Liabilities	703,674,665	10,029,392	5,084,309

NET ASSETS	$9,103,364,332	$151,007,832	$109,526,872

Net assets consist of:
Paid-in capital	$11,573,027,966	$424,897,360	$153,630,582
Undistributed (distributions in excess of) net investment income	3,532,721	(359,083)	(50,496)
Accumulated net realized loss	(485,205,921)	(221,472,862)	(23,382,462)
Net unrealized depreciation	(1,987,990,434)	(52,057,583)	(20,670,752)

NET ASSETS	$9,103,364,332	$151,007,832	$109,526,872

Shares outstanding[c]	246,600,000	5,800,000	2,350,000

Net asset value per share	$36.92	$26.04	$46.61

[a]	Securities on loan with values of $613,434,654, $9,015,200 and $4,231,217, respectively. See Note 1.
[b]	Cost of foreign currency: $4,802,812, $154,355 and $71,307, respectively.
[c]	$0.001 par value, number of shares authorized: 450 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	67

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

iShares MSCI Emerging Markets Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$107,222,292
Affiliated (Note 2)	14,931,581

Total cost of investments	$122,153,873

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$88,185,311
Affiliated (Note 2)	14,931,581

Total fair value of investments	103,116,892
Foreign currency, at value[b]	98,805
Cash	95,290
Receivables:
Investment securities sold	1,140,067
Dividends and interest	201,591

Total Assets	104,652,645

LIABILITIES
Payables:
Investment securities purchased	1,366,608
Collateral for securities on loan (Note 1)	14,854,742
Foreign taxes (Note 1)	69
Investment advisory fees (Note 2)	50,079

Total Liabilities	16,271,498

NET ASSETS	$88,381,147

Net assets consist of:
Paid-in capital	$116,912,992
Distributions in excess of net investment income	(446,134)
Accumulated net realized loss	(9,041,375)
Net unrealized depreciation	(19,044,336)

NET ASSETS	$88,381,147

Shares outstanding[c]	2,350,000

Net asset value per share	$37.61

[a]	Securities on loan with a value of $13,390,179. See Note 1.
[b]	Cost of foreign currency: $98,395.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to consolidated financial statements.

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$77,011,163	$1,852,495	$932,632
Interest — unaffiliated	50	—	2
Interest — affiliated (Note 2)	22,026	166	103
Securities lending income — affiliated — net (Note 2)[b]	8,603,209	81,733	70,814

	85,636,448	1,934,394	1,003,551
Less: Other foreign taxes (Note 1)	(122,016)	—	(2,594)

Total investment income	85,514,432	1,934,394	1,000,957

EXPENSES
Investment advisory fees (Note 2)	7,008,408	641,646	400,950
Mauritius income taxes (Note 1)	228,618	17,927	5,233
Commitment fees (Note 8)	28,765	1,536	616
Interest expense (Note 8)	—	586	245

Total expenses	7,265,791	661,695	407,044
Less investment advisory fees waived (Note 2)	—	—	(118,124)

Net expenses	7,265,791	661,695	288,920

Net investment income	78,248,641	1,272,699	712,037

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(251,763,535)	(12,483,680)	(6,649,100)
In-kind redemptions — unaffiliated	—	(1,660,798)	9,985
Futures contracts	(6,660,067)	—	—
Foreign currency transactions	(1,231,161)	(48,469)	(8,047)

Net realized loss	(259,654,763)	(14,192,947)	(6,647,162)

Net change in unrealized appreciation/depreciation on:
Investments	(679,391,438)	(12,635,238)	(3,210,629)
Futures contracts	3,976,458	—	—
Translation of assets and liabilities in foreign currencies	(1,057,919)	22,344	(13,532)

Net change in unrealized appreciation/depreciation	(676,472,899)	(12,612,894)	(3,224,161)

Net realized and unrealized loss	(936,127,662)	(26,805,841)	(9,871,323)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(857,879,021)	$(25,533,142)	$(9,159,286)

[a]	Net of foreign withholding tax of $8,358,024, $109,159 and $109,073, respectively.
[b]	Net of securities lending income tax paid $316,143, $ — and $ —, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	69

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

iShares MSCI Emerging Markets Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$616,207
Interest — unaffiliated	9
Interest — affiliated (Note 2)	238
Securities lending income — affiliated — net (Note 2)	270,680

887,134
Less: Other foreign taxes (Note 1)	(1,548)

Total investment income	885,586

EXPENSES
Investment advisory fees (Note 2)	299,727
Commitment fees (Note 8)	370
Interest expense (Note 8)	207

Total expenses	300,304

Net investment income	585,282

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,798,095)
Foreign currency transactions	(19,904)

Net realized loss	(2,817,999)

Net change in unrealized appreciation/depreciation on:
Investments	(2,610,901)
Translation of assets and liabilities in foreign currencies	(2,334)

Net change in unrealized appreciation/depreciation	(2,613,235)

Net realized and unrealized loss	(5,431,234)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,845,952)

[a]	Net of foreign withholding tax of $53,633.

See notes to consolidated financial statements.

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Core MSCI Emerging Markets ETF		iShares MSCI BRIC ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$78,248,641	$165,940,771	$1,272,699	$6,187,330
Net realized loss	(259,654,763)	(168,209,015)	(14,192,947)	(11,493,846)
Net change in unrealized appreciation/depreciation	(676,472,899)	(1,745,449,404)	(12,612,894)	(66,292,945)

Net decrease in net assets resulting from operations	(857,879,021)	(1,747,717,648)	(25,533,142)	(71,599,461)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(123,896,758)	(149,835,315)	(3,354,204)	(7,526,071)

Total distributions to shareholders	(123,896,758)	(149,835,315)	(3,354,204)	(7,526,071)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,059,809,283	3,253,716,865	—	124,399
Cost of shares redeemed	—	—	(16,862,844)	(135,405,344)

Net increase (decrease) in net assets from capital share transactions	3,059,809,283	3,253,716,865	(16,862,844)	(135,280,945)

INCREASE (DECREASE) IN NET ASSETS	2,078,033,504	1,356,163,902	(45,750,190)	(214,406,477)

NET ASSETS
Beginning of period	7,025,330,828	5,669,166,926	196,758,022	411,164,499

End of period	$9,103,364,332	$7,025,330,828	$151,007,832	$196,758,022

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,532,721	$49,180,838	$(359,083)	$1,722,422

SHARES ISSUED AND REDEEMED
Shares sold	74,200,000	67,200,000	—	—
Shares redeemed	—	—	(600,000)	(3,600,000)

Net increase (decrease) in shares outstanding	74,200,000	67,200,000	(600,000)	(3,600,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	71

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$712,037	$2,741,982	$585,282	$1,385,999
Net realized gain (loss)	(6,647,162)	(6,372,970)	(2,817,999)	2,007,950
Net change in unrealized appreciation/depreciation	(3,224,161)	(23,778,572)	(2,613,235)	(18,774,533)

Net decrease in net assets resulting from operations	(9,159,286)	(27,409,560)	(4,845,952)	(15,380,584)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,995,009)	(1,886,156)	(1,285,374)	(1,449,168)

Total distributions to shareholders	(1,995,009)	(1,886,156)	(1,285,374)	(1,449,168)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,162,654	87,597,450	18,392,412	49,283,928
Cost of shares redeemed	(15,118,523)	(14,370,934)	—	—

Net increase (decrease) in net assets from capital share transactions	(3,955,869)	73,226,516	18,392,412	49,283,928

INCREASE (DECREASE) IN NET ASSETS	(15,110,164)	43,930,800	12,261,086	32,454,176

NET ASSETS
Beginning of period	124,637,036	80,706,236	76,120,061	43,665,885

End of period	$109,526,872	$124,637,036	$88,381,147	$76,120,061

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(50,496)	$1,232,476	$(446,134)	$253,958

SHARES ISSUED AND REDEEMED
Shares sold	200,000	1,450,000	450,000	1,050,000
Shares redeemed	(300,000)	(300,000)	—	—

Net increase (decrease) in shares outstanding	(100,000)	1,150,000	450,000	1,050,000

See notes to consolidated financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Oct. 18, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$40.75	$53.89	$45.71	$49.06

Income from investment operations:
Net investment income[b]	0.37	1.21	1.31	1.33
Net realized and unrealized gain (loss)[c]	(3.65)	(13.26)	7.78	(4.14)

Total from investment operations	(3.28)	(12.05)	9.09	(2.81)

Less distributions from:
Net investment income	(0.55)	(1.09)	(0.91)	(0.54)

Total distributions	(0.55)	(1.09)	(0.91)	(0.54)

Net asset value, end of period	$36.92	$40.75	$53.89	$45.71

Total return	(8.16)%[d]	(22.61)%	20.05%	(5.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,103,364	$7,025,331	$5,669,167	$1,864,965
Ratio of expenses to average net assets[e]	0.17%	0.18%	0.17%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.17%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.86%	2.49%	2.61%	3.17%
Portfolio turnover rate[f]	6%	7%	8%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014 and the period ended August 31, 2013 were 6%, 7%, 8% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	73

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$30.74	$41.12	$34.41	$35.68	$42.25	$42.94

Income from investment operations:
Net investment income[a]	0.21	0.77	0.89	0.84	0.98	0.89
Net realized and unrealized gain (loss)[b]	(4.36)	(10.20)	6.53	(1.25)	(6.62)	(0.58)

Total from investment operations	(4.15)	(9.43)	7.42	(0.41)	(5.64)	0.31

Less distributions from:
Net investment income	(0.55)	(0.95)	(0.71)	(0.86)	(0.93)	(1.00)

Total distributions	(0.55)	(0.95)	(0.71)	(0.86)	(0.93)	(1.00)

Net asset value, end of period	$26.04	$30.74	$41.12	$34.41	$35.68	$42.25

Total return	(13.74)%[c]	(23.19)%	21.73%	(1.17)%	(13.33)%	0.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$151,008	$196,758	$411,164	$474,861	$685,149	$866,194
Ratio of expenses to average net assets[d]	0.74%	0.69%	0.68%	0.67%	0.69%	0.67%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	n/a	n/a	n/a	0.67%
Ratio of net investment income to average net assets[d]	1.42%	2.07%	2.38%	2.18%	2.55%	1.86%
Portfolio turnover rate[e]	9%	9%	10%	10%	32%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 9%, 9%, 6%, 9%, 20% and 10%, respectively. See Note 4.

See notes to consolidated financial statements.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.87	$62.08	$52.23	$50.18	$54.71

Income from investment operations:
Net investment income[b]	0.30	1.25	1.36	1.15	0.87
Net realized and unrealized gain (loss)[c]	(3.71)	(11.61)	9.75	1.82	(4.99)

Total from investment operations	(3.41)	(10.36)	11.11	2.97	(4.12)

Less distributions from:
Net investment income	(0.85)	(0.85)	(1.26)	(0.92)	(0.41)

Total distributions	(0.85)	(0.85)	(1.26)	(0.92)	(0.41)

Net asset value, end of period	$46.61	$50.87	$62.08	$52.23	$50.18

Total return	(6.88)%[d]	(16.86)%	21.54%[e]	5.88%	(7.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$109,527	$124,637	$80,706	$31,341	$20,071
Ratio of expenses to average net assets[f]	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[f]	0.69%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[f]	1.21%	2.10%	2.36%	2.09%	3.05%
Portfolio turnover rate[g]	16%	16%	33%	174%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.46%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, and the period ended August 31, 2012, were 9%, 10%, 33%, 21% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	75

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Aug. 16, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$40.06	$51.37	$43.78	$43.44	$49.60	$50.54

Income from investment operations:
Net investment income[b]	0.28	1.04	0.93	1.07	0.50	0.07
Net realized and unrealized gain (loss)[c]	(2.15)	(11.06)	7.67	1.13	(5.52)	(1.01)

Total from investment operations	(1.87)	(10.02)	8.60	2.20	(5.02)	(0.94)

Less distributions from:
Net investment income	(0.58)	(1.29)	(1.01)	(1.86)	(1.14)	—

Total distributions	(0.58)	(1.29)	(1.01)	(1.86)	(1.14)	—

Net asset value, end of period	$37.61	$40.06	$51.37	$43.78	$43.44	$49.60

Total return	(4.75)%[d]	(19.77)%	19.92%[e]	4.85%	(9.98)%	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,381	$76,120	$43,666	$30,644	$8,689	$69,443
Ratio of expenses to average net assets[f]	0.72%	0.69%	0.67%	0.67%	0.69%	0.69%
Ratio of net investment income to average net assets[f]	1.40%	2.20%	1.93%	2.26%	1.13%	3.33%
Portfolio turnover rate[g]	13%	23%	20%	21%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 19.73%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31,2012 and the period ended August 31, 2011 were 13%, 23%, 20%, 21%, 17% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	77

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Core MSCI Emerging Markets
Investments:
Assets:
Common Stocks	$8,795,791,507	$11,068,580	$2,796,074	$8,809,656,161
Preferred Stocks	243,671,360	—	—	243,671,360
Rights	48,223	—	—	48,223
Money Market Funds	660,584,667	—	—	660,584,667

Total	$9,700,095,757	$11,068,580	$2,796,074	$9,713,960,411

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(545,669)	$—	$—	$(545,669)

Total	$(545,669)	$—	$—	$(545,669)

MSCI BRIC
Investments:
Assets:
Common Stocks	$142,386,310	$164,028	$1	$142,550,339
Preferred Stocks	7,978,757	—	—	7,978,757
Rights	910	—	—	910
Money Market Funds	9,466,526	—	—	9,466,526

Total	$159,832,503	$164,028	$1	$159,996,532

MSCI Emerging Markets Asia
Investments:
Assets:
Common Stocks	$107,722,303	$145,722	$1	$107,868,026
Preferred Stocks	1,170,244	—	—	1,170,244
Money Market Funds	4,492,310	—	—	4,492,310

Total	$113,384,857	$145,722	$1	$113,530,580

MSCI Emerging Markets Small-Cap
Investments:
Assets:
Common Stocks	$87,369,225	$235,970	$277,203	$87,882,398
Preferred Stocks	301,014	—	—	301,014
Rights	1,899	—	—	1,899
Money Market Funds	14,931,581	—	—	14,931,581

Total	$102,603,719	$235,970	$277,203	$103,116,892

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	79

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Further, each Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Funds’ investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of each Fund, such an interpretation,

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

amendment, or override renegotiation may cause the Funds to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on the final applicability of this provision to the Funds is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedules of investments. The securities on loan for each Fund are also disclosed in its consolidated schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	81

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core MSCI Emerging Markets
Barclays Capital Inc.	$9,822,853	$9,822,853	$—
BNP Paribas Prime Brokerage Inc.	1,171,454	1,171,454	—
Citigroup Global Markets Inc.	43,264,002	43,264,002	—
Credit Suisse Securities (Europe) Ltd.	15,802,885	15,802,885	—
Credit Suisse Securities (USA) LLC	92,065,697	92,065,697	—
Deutsche Bank AG	25,269,852	25,269,852	—
Deutsche Bank Securities Inc.	35,909,773	35,909,773	—
HSBC Bank PLC	18,083,459	18,083,459	—
Jefferies LLC	486,292	486,292	—
JPMorgan Clearing Corp.	32,443,651	32,443,651	—
JPMorgan Securities PLC	26,822,535	26,822,535	—
Macquarie Capital (USA) Inc.	1,437,672	1,437,672	—
Merrill Lynch, Pierce, Fenner & Smith	36,246,878	36,246,878	—
Morgan Stanley & Co. International PLC	97,828,461	97,828,461	—
Morgan Stanley & Co. LLC	132,665,392	132,665,392	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,241,379	5,241,379	—
National Financial Services LLC	285,844	285,844	—
SG Americas Securities LLC	232,536	232,536	—
State Street Bank & Trust Company	4,648,317	4,648,317	—
UBS Securities LLC	29,411,602	29,411,602	—
Wells Fargo Securities LLC	4,294,120	4,294,120	—

	$613,434,654	$613,434,654	$—

MSCI BRIC
BNP Paribas Prime Brokerage Inc.	$668,974	$668,974	$—
Citigroup Global Markets Inc.	1,757	1,757	—
Credit Suisse Securities (USA) LLC	438,936	438,936	—
Deutsche Bank Securities Inc.	103,091	103,091	—
Goldman Sachs & Co.	933,737	933,737	—
JPMorgan Clearing Corp.	99,196	99,196	—
Merrill Lynch, Pierce, Fenner & Smith	87,502	87,502	—
Morgan Stanley & Co. LLC	2,365,236	2,365,236	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,250,292	4,250,292	—
State Street Bank & Trust Company	66,479	66,479	—

	$9,015,200	$9,015,200	$—

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Emerging Markets Asia
Citigroup Global Markets Inc.	$168,911	$168,911	$—
Credit Suisse Securities (USA) LLC	403,350	403,350	—
Deutsche Bank AG	253,624	253,624	—
Deutsche Bank Securities Inc.	124,263	124,263	—
HSBC Bank PLC	96,742	96,742	—
Jefferies LLC	50,942	50,942	—
JPMorgan Clearing Corp.	15,651	15,651	—
JPMorgan Securities PLC	175,801	175,801	—
Merrill Lynch, Pierce, Fenner & Smith	269,303	269,303	—
Morgan Stanley & Co. International PLC	1,230,928	1,230,928	—
Morgan Stanley & Co. LLC	1,441,702	1,441,702	—

	$4,231,217	$4,231,217	$—

MSCI Emerging Markets Small-Cap
Barclays Capital Inc.	$171,028	$171,028	$—
Citigroup Global Markets Inc.	209,138	209,138	—
Credit Suisse Securities (USA) LLC	2,217,106	2,217,106	—
Deutsche Bank AG	278,509	278,509	—
Deutsche Bank Securities Inc.	1,463,938	1,463,938	—
Goldman Sachs & Co.	2,680,311	2,680,311	—
JPMorgan Clearing Corp.	1,652,581	1,652,581	—
Merrill Lynch, Pierce, Fenner & Smith	1,276,689	1,276,689	—
Morgan Stanley & Co. International PLC	182,122	182,122	—
Morgan Stanley & Co. LLC	2,022,766	2,022,766	—
UBS Securities LLC	1,235,991	1,235,991	—

	$13,390,179	$13,390,179	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s consolidated statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Core MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.16% based on the average daily net assets of the Fund. Prior to November 11, 2015, for its investment advisory

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

services to the Fund, BFA was entitled to an annual investment advisory fee of 0.18% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

For its investment advisory services to each of the iShares MSCI BRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

For its investment advisory services to the iShares MSCI Emerging Markets Asia ETF, BFA is entitled to an annual investment advisory fee of 0.68% based on the average daily net assets of the Fund. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2018 in order to limit total annual operating expenses after fee waiver to 0.49% of average daily net assets

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core MSCI Emerging Markets	$2,095,876
MSCI BRIC	19,750
MSCI Emerging Markets Asia	16,678
MSCI Emerging Markets Small-Cap	63,047

For the six months ended February 29, 2016, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares Core MSCI Emerging Markets ETF in the amount of $57,693, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s consolidated statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$522,927	$3,726,943
MSCI BRIC	—	13,034
MSCI Emerging Markets Small-Cap	—	457,879

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	85

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$3,031,453,103	$480,999,859
MSCI BRIC	16,637,340	25,008,646
MSCI Emerging Markets Asia	19,529,686	18,915,741
MSCI Emerging Markets Small-Cap	29,126,717	11,225,375

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$452,167,139	$—
MSCI BRIC	—	10,431,870
MSCI Emerging Markets Asia	—	5,848,956

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Core MSCI Emerging Markets ETF as of February 29, 2016 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$545,669

[a]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Core MSCI Emerging Markets ETF during the six months ended February 29, 2016 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(6,660,067)	$3,976,458

The following table shows the average quarter-end balances of open futures contracts for the iShares Core MSCI Emerging Markets ETF for the six months ended February 29, 2016:

Average value of contracts purchased	$34,786,407

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	87

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core MSCI Emerging Markets ETF, iShares MSCI BRIC ETF and iShares MSCI Emerging Markets Small-Cap ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Core MSCI Emerging Markets	$34,205,998	$—	$—	$—	$34,205,998
MSCI BRIC	160,504,168	1,540,740	11,268,086	7,760,558	181,073,552
MSCI Emerging Markets Asia	9,350,259	—	—	—	9,350,259
MSCI Emerging Markets Small-Cap	5,947,880	—	—	—	5,947,880

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$11,801,327,887	$292,418,871	$(2,379,786,347)	$(2,087,367,476)
MSCI BRIC	221,934,446	17,771,833	(79,709,747)	(61,937,914)
MSCI Emerging Markets Asia	136,454,403	4,540,542	(27,464,365)	(22,923,823)
MSCI Emerging Markets Small-Cap	122,866,033	5,280,961	(25,030,102)	(19,749,141)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

8.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	89

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The terms of the credit agreement, as amended by the Board on September 17, 2015, became effective on October 28, 2015. Prior to this date, the maximum borrowing amount was $150 million and the commitment fee was 0.08% per annum on the unused portion of the credit agreement.

The iShares Core MSCI Emerging Markets ETF did not borrow under the credit agreement during the six month ended February 29, 2016.

For the six months ended February 29, 2016, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
MSCI BRIC	$1,500,000	$57,923	1.26%
MSCI Emerging Markets Asia	587,000	23,492	1.27
MSCI Emerging Markets Small-Cap	635,000	24,290	1.26

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI Emerging Markets	$0.427548	$—	$0.118734	$0.546282	78%	—%	22%	100%
MSCI BRIC	0.490553	—	0.054846	0.545399	90	—	10	100
MSCI Emerging Markets Asia	0.696623	—	0.152317	0.848940	82	—	18	100
MSCI Emerging Markets Small-Cap	0.485427	—	0.098834	0.584261	83	—	17	100

SUPPLEMENTAL INFORMATION	91

Notes:

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Emerging Markets Horizon ETF | EMHZ | BATS
➢	iShares MSCI Frontier 100 ETF | FM | NYSE Arca
➢	iShares MSCI World ETF | URTH | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

Performance as of February 29, 2016

The iShares MSCI Emerging Markets Horizon ETF (the “Fund”) seeks to track the investment results of an index that takes the smallest 25% of countries by market capitalization from the universe of an index of emerging markets countries, and then excludes Brazil, China, India, and Russia, as represented by the MSCI Emerging Markets Horizon Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.78%, net of fees, while the total return for the Index was -4.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.41)%	(20.78)%	(20.29)%	(20.41)%	(20.78)%	(20.29)%
Since Inception	(18.39)%	(18.10)%	(18.14)%	(24.43)%	(24.06)%	(24.12)%

The inception date of the Fund was 10/14/14. The first day of secondary market trading was 10/16/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.20	$2.43	$1,000.00	$1,022.40	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	37.60%
Consumer Staples	13.87
Telecommunication Services	10.41
Industrials	9.74
Materials	7.98
Consumer Discretionary	7.52
Utilities	5.96
Energy	4.80
Health Care	2.12

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

Mexico	20.69%
Malaysia	15.40
Indonesia	12.71
Thailand	10.28
Turkey	6.67
Philippines	6.36
Poland	5.92
Chile	5.90
Qatar	4.47
United Arab Emirates	3.36

TOTAL	91.76%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI FRONTIER 100 ETF

Performance as of February 29, 2016

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -7.40%, net of fees, while the total return for the Index was -6.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.28)%	(20.27)%	(16.89)%	(18.28)%	(20.27)%	(16.89)%
Since Inception	3.42%	3.00%	4.48%	12.37%	10.79%	16.42%

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$926.00	$3.78	$1,000.00	$1,020.90	$3.97	0.79%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	51.61%
Telecommunication Services	13.95
Energy	11.22
Consumer Staples	7.94
Materials	5.55
Industrials	3.72
Utilities	3.27
Health Care	2.17
Information Technology	0.37
Consumer Discretionary	0.20

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

Kuwait	22.63%
Argentina	16.50
Nigeria	11.98
Pakistan	9.77
Kenya	6.37
Morocco	5.77
Oman	5.46
Romania	4.35
Bangladesh	3.70
Vietnam	3.58

TOTAL	90.11%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI WORLD ETF

Performance as of February 29, 2016

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -4.96%, net of fees, while the total return for the Index was -5.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(10.63)%	(10.91)%	(11.00)%	(10.63)%	(10.91)%	(11.00)%
Since Inception	8.53%	8.52%	8.36%	40.31%	40.27%	39.44%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$950.40	$1.16	$1,000.00	$1,023.70	$1.21	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	19.44%
Information Technology	14.13
Consumer Discretionary	13.39
Health Care	13.26
Consumer Staples	11.02
Industrials	10.84
Energy	6.21
Materials	4.44
Telecommunication Services	3.68
Utilities	3.59

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

United States	59.24%
Japan	8.55
United Kingdom	7.31
France	3.72
Switzerland	3.51
Germany	3.31
Canada	3.29
Australia	2.55
Hong Kong	1.24
Spain	1.17

TOTAL	93.89%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.79%

CHILE — 5.58%
Banco de Chile	33,054	$3,387
Banco de Credito e Inversiones	51	2,052
Banco Santander Chile	98,531	4,275
Cencosud SA	1,931	4,213
Cia. Cervecerias Unidas SA	234	2,303
Colbun SA	11,976	3,111
CorpBanca SA	239,597	1,973
Empresa Nacional de Electricidad SA/Chile	4,511	5,977
Empresas CMPC SA	1,723	3,962
Empresas COPEC SA	619	5,235
Enersis Americas SA	25,873	6,551
LATAM Airlines Group SAa	462	2,633
SACI Falabella	616	4,002

		49,674
COLOMBIA — 1.61%
Cementos Argos SA	732	2,272
Corp. Financiera Colombiana SA New[a]	1	11
Corp. Financiera Colombiana SA/CD	157	1,786
Ecopetrol SA	6,520	2,239
Grupo Argos SA/Colombia	324	1,747
Grupo de Inversiones Suramericana SA	368	4,191
Interconexion Electrica SA ESP	897	2,095

		14,341
CZECH REPUBLIC — 0.73%
CEZ AS	204	3,006
Komercni Banka AS	19	3,540

		6,546
EGYPT — 0.85%
Commercial International Bank Egypt SAE	175	748
Commercial International Bank Egypt SAE GDR	1,500	5,347
Global Telecom Holding SAE GDR[a]	1,120	1,434

		7,529
GREECE — 1.40%
Alpha Bank AEa	1,718	2,931
Eurobank Ergasias SAa	2,308	1,419
Hellenic Telecommunications Organization SA	307	2,545
National Bank of Greece SAa	6,778	1,473

Security	Shares	Value
OPAP SA	408	$2,704
Piraeus Bank SAa	8,092	1,372

		12,444
HUNGARY — 1.31%
MOL Hungarian Oil & Gas PLC	46	2,242
OTP Bank PLC	294	6,129
Richter Gedeon Nyrt	184	3,271

		11,642
INDONESIA — 12.66%
Astra International Tbk PT	26,800	13,628
Bank Central Asia Tbk PT	15,300	15,418
Bank Mandiri Persero Tbk PT	13,300	9,499
Bank Negara Indonesia Persero Tbk PT	12,400	4,706
Bank Rakyat Indonesia Persero Tbk PT	15,000	12,423
Charoen Pokphand Indonesia Tbk PT	11,400	2,882
Gudang Garam Tbk PT	800	3,811
Indocement Tunggal Prakarsa Tbk PT	2,600	3,894
Indofood Sukses Makmur Tbk PT	8,300	4,376
Kalbe Farma Tbk PT	37,600	3,655
Lippo Karawaci Tbk PT	6,600	506
Matahari Department Store Tbk PT	1,600	2,211
Perusahaan Gas Negara Persero Tbk PT	15,500	3,054
Semen Indonesia Persero Tbk PT	4,800	3,679
Telekomunikasi Indonesia Persero Tbk PT	67,700	16,454
Unilever Indonesia Tbk PT	2,300	7,658
United Tractors Tbk PT	2,800	3,251
XL Axiata Tbk PTa	5,800	1,692

		112,797
MALAYSIA — 15.33%
Alliance Financial Group Bhd	2,100	1,823
AMMB Holdings Bhd	2,900	2,986
Astro Malaysia Holdings Bhd	3,000	1,948
Axiata Group Bhd	3,300	4,646
British American Tobacco Malaysia Bhd	200	2,665
CIMB Group Holdings Bhd	6,600	7,094
Dialog Group Bhd	7,300	2,726
DiGi.Com Bhd	4,500	5,276
Gamuda Bhd	2,000	2,112
Genting Bhd	3,100	5,809
Genting Malaysia Bhd	4,300	4,223
Hong Leong Bank Bhd	400	1,250
IHH Healthcare Bhd	3,100	4,718
IJM Corp. Bhd	3,800	3,100
IOI Corp. Bhd	4,100	4,583

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 29, 2016

Security	Shares	Value
Kuala Lumpur Kepong Bhd	600	$3,396
Malayan Banking Bhd	6,000	12,143
Maxis Bhd	2,600	3,784
MISC Bhd	1,500	3,121
Petronas Chemicals Group Bhd	4,000	6,421
Petronas Gas Bhd	1,000	5,241
PPB Group Bhd	900	3,425
Public Bank Bhd	3,200	14,063
Sapurakencana Petroleum Bhd	5,400	2,440
Sime Darby Bhd	3,900	6,928
Telekom Malaysia Bhd	1,400	2,197
Tenaga Nasional Bhd	4,400	13,728
UMW Holdings Bhd	1,100	1,852
YTL Corp. Bhd	7,800	2,912

		136,610
MEXICO — 20.61%
Alfa SAB de CV	3,700	6,716
America Movil SAB de CV	39,200	26,744
Arca Continental SAB de CV	500	3,057
Cemex SAB de CV CPO[a]	14,864	8,218
Coca-Cola Femsa SAB de CV Series Lb	600	4,415
El Puerto de Liverpool SAB de CV Series C1	300	3,323
Fibra Uno Administracion SA de CV	3,100	6,484
Fomento Economico Mexicano SAB de CV	2,300	21,606
Gentera SAB de CV	1,400	2,633
Gruma SAB de CV Series B	300	4,832
Grupo Aeroportuario del Pacifico SAB de CV Series B	400	3,170
Grupo Aeroportuario del Sureste SAB de CV Series B	300	4,210
Grupo Bimbo SAB de CVa	2,200	6,264
Grupo Carso SAB de CV Series A1[b]	800	3,239
Grupo Financiero Banorte SAB de CV	3,100	15,703
Grupo Financiero Inbursa SAB de CV Series Ob	3,000	5,371
Grupo Financiero Santander Mexico SAB de CV Series B	2,400	3,856
Grupo Mexico SAB de CV Series B	4,500	9,492
Grupo Televisa SAB	3,000	15,492
Industrias Penoles SAB de CV	205	2,416
Kimberly-Clark de Mexico SAB de CV Series A	2,000	4,401
Mexichem SAB de CV	1,200	2,520

Security	Shares	Value
OHL Mexico SAB de CVa	1,100	$1,286
Promotora y Operadora de Infraestructura SAB de CV	300	3,490
Wal-Mart de Mexico SAB de CV	6,200	14,637

		183,575
PERU — 1.81%
Cia. de Minas Buenaventura SA ADR[a]	240	1,253
Credicorp Ltd.	85	9,965
Southern Copper Corp.	204	4,884

		16,102
PHILIPPINES — 6.33%
Aboitiz Equity Ventures Inc.	2,440	2,925
Ayala Corp.	270	3,912
Ayala Land Inc.	9,100	6,277
Bank of the Philippine Islands	1,480	2,607
BDO Unibank Inc.	2,480	5,163
Energy Development Corp.	16,200	1,942
Globe Telecom Inc.	45	1,673
GT Capital Holdings Inc.	115	3,159
JG Summit Holdings Inc.	3,540	4,981
Jollibee Foods Corp.	790	3,638
Philippine Long Distance Telephone Co.	120	4,618
SM Investments Corp.	270	4,656
SM Prime Holdings Inc.	11,600	5,050
Universal Robina Corp.	1,400	5,830

		56,431
POLAND — 5.90%
Bank Pekao SA	189	7,038
Bank Zachodni WBK SAa	51	3,501
Cyfrowy Polsat SAa	350	2,013
KGHM Polska Miedz SA	216	3,670
LPP SA	2	2,531
mBank SAa	27	2,181
Orange Polska SA	1,171	1,839
PGE Polska Grupa Energetyczna SA	1,152	3,728
Polski Koncern Naftowy ORLEN SA	447	7,145
Polskie Gornictwo Naftowe i Gazownictwo SA	3,144	3,923
Powszechna Kasa Oszczednosci Bank Polski SAa	1,085	6,629
Powszechny Zaklad Ubezpieczen SA	790	6,816
Tauron Polska Energia SA	2,391	1,513

		52,527

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 29, 2016

Security	Shares	Value
QATAR — 4.45%
Ezdan Holding Group QSC	1,313	$5,540
Industries Qatar QSC	235	6,765
Masraf Al Rayan QSC	545	5,105
Ooredoo QSC	138	3,374
Qatar Insurance Co. SAQ	163	3,515
Qatar Islamic Bank SAQ	109	2,931
Qatar National Bank SAQ	288	10,703
Vodafone Qatar QSC	618	1,745

		39,678
THAILAND — 10.23%
Advanced Info Service PCL NVDR	1,500	7,178
Airports of Thailand PCL NVDR	700	7,839
Bangkok Bank PCL Foreign	600	2,796
Bangkok Dusit Medical Services PCL NVDR	5,800	3,516
BTS Group Holdings PCL NVDR	4,200	978
Bumrungrad Hospital PCL NVDR	600	3,654
Central Pattana PCL NVDR	3,000	3,915
Charoen Pokphand Foods PCL NVDR	4,600	2,453
CP ALL PCL NVDR	6,400	7,769
Kasikornbank PCL Foreign	1,200	5,843
Kasikornbank PCL NVDR[b]	400	1,914
Krung Thai Bank PCL NVDR	6,000	2,981
Minor International PCL NVDR	3,280	3,314
PTT Exploration & Production PCL NVDR	2,300	4,374
PTT Global Chemical PCL NVDR	2,600	3,922
PTT PCL NVDR	1,400	10,216
Siam Cement PCL (The) Foreign	600	7,443
Siam Commercial Bank PCL (The) NVDR	2,200	8,552
True Corp. PCL NVDR[a]	12,700	2,513

		91,170
TURKEY — 6.64%
Akbank TAS	2,780	6,953
Anadolu Efes Biracilik ve Malt Sanayii AS	324	1,886
BIM Birlesik Magazalar AS	288	5,336
Coca-Cola Icecek AS	111	1,242
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,369	2,942
Eregli Demir ve Celik Fabrikalari TAS	2,012	2,349
Haci Omer Sabanci Holding AS	1,518	4,480
KOC Holding AS	926	4,055
Tupras Turkiye Petrol Rafinerileri ASa	187	4,803
Turk Hava Yollari AOa	1,065	2,638
Turkcell Iletisim Hizmetleri AS	1,250	4,687

Security	Shares	Value
Turkiye Garanti Bankasi AS	3,165	$7,884
Turkiye Halk Bankasi AS	839	2,839
Turkiye Is Bankasi Class C	1,889	2,890
Turkiye Vakiflar Bankasi Tao Class D	1,518	2,122
Yapi ve Kredi Bankasi ASb	1,649	2,093

		59,199
UNITED ARAB EMIRATES — 3.35%
Abu Dhabi Commercial Bank PJSC	2,357	4,364
Aldar Properties PJSC	4,958	3,375
Arabtec Holding PJSC[a]	3,272	1,283
DP World Ltd.	253	4,293
Dubai Financial Market PJSC	4,819	1,810
Emaar Properties PJSC	4,759	7,580
First Gulf Bank PJSC	1,336	4,637
National Bank of Abu Dhabi PJSC	1,107	2,471

		29,813

TOTAL COMMON STOCKS
(Cost: $1,175,363)		880,078

PREFERRED STOCKS — 0.80%

CHILE — 0.30%
Sociedad Quimica y Minera de Chile SA Series B	148	2,648

		2,648
COLOMBIA — 0.50%
Bancolombia SA	603	4,495

		4,495

TOTAL PREFERRED STOCKS
(Cost: $11,882)		7,143

SHORT-TERM INVESTMENTS — 2.15%

MONEY MARKET FUNDS — 2.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	16,641	16,641
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	844	844
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	1,691	1,691

		19,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,176)		19,176

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.74%
(Cost: $1,206,421)	$906,397
Other Assets, Less Liabilities — (1.74)%	(15,475)

NET ASSETS — 100.00%	$890,922

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.38%

ARGENTINA — 16.41%
Arcos Dorados Holdings Inc. Class Aa,b	313,876	$825,494
Banco Macro SA ADR[a]	175,663	11,804,554
BBVA Banco Frances SA ADR[a]	211,048	4,752,801
Cresud SACIF y A ADR[a]	141,960	1,683,646
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	104,513	1,764,180
Grupo Financiero Galicia SA ADR	407,722	11,938,100
IRSA Inversiones y Representaciones SA ADR[a]	95,414	1,329,117
Pampa Energia SA ADR[a]	271,109	6,021,331
Petrobras Argentina SA ADR	333,422	2,080,553
Telecom Argentina SA ADR	408,953	7,549,272
Transportadora de Gas del Sur SA ADR	331,737	2,209,368
YPF SA ADR	833,001	15,093,978

		67,052,394
BAHRAIN — 0.29%
GFH Financial Group BSC[a]	6,573,518	1,199,074

		1,199,074
BANGLADESH — 3.68%
GrameenPhone Ltd.	902,200	2,950,418
Islami Bank Bangladesh Ltd.	1,978,001	605,009
Lafarge Surma Cement Ltd.	2,753,700	2,614,550
Olympic Industries Ltd.	229,799	834,088
Square Pharmaceuticals Ltd.	2,009,589	6,748,572
Titas Gas Transmission & Distribution Co. Ltd.	2,216,900	1,271,401

		15,024,038
INDIA — 0.51%
Beximco Pharmaceuticals Ltd.	1,858,386	2,067,636

		2,067,636
JORDAN — 1.23%
Arab Bank PLC	370,800	3,219,122
Jordan Petroleum Refinery Co.	302,359	1,828,088

		5,047,210
KAZAKHSTAN — 2.17%
Halyk Savings Bank of Kazakhstan JSC GDR[c]	308,147	1,137,062
KazMunaiGas Exploration Production JSC GDR[c]	947,651	6,614,604

Security	Shares	Value
KCell JSC GDR[c]	291,590	$1,122,622

		8,874,288
KENYA — 6.33%
Co-operative Bank of Kenya Ltd. (The)	9,697,017	1,746,608
East African Breweries Ltd.	2,282,042	6,019,560
Equity Group Holdings Ltd./Kenya	11,326,000	4,347,579
KCB Group Ltd.	12,357,560	4,834,774
Safaricom Ltd.	55,990,000	8,927,539

		25,876,060
KUWAIT — 22.50%
Agility Public Warehousing Co. KSC	3,043,858	4,400,393
ALAFCO Aviation Lease & Finance Co. KSCP	1,233,701	779,007
Boubyan Bank KSCP	2,107,318	2,801,353
Burgan Bank SAK	2,895,409	3,319,761
Commercial Real Estate Co. KSC	6,081,271	1,576,401
Jazeera Airways Co. KSC	475,670	1,312,084
Kuwait Finance House KSCP	11,334,441	18,645,890
Kuwait International Bank KSCP	2,397,561	1,545,785
Kuwait Projects Co. Holding KSCP	2,434,968	4,450,756
Mabanee Co. SAK	2,005,501	5,731,907
Mezzan Holding Co. KSCC[a]	424,638	1,439,451
Mobile Telecommunications Co. KSC	11,410,349	13,651,465
National Bank of Kuwait SAKP	11,736,771	28,474,054
National Industries Group Holding SAK	4,807,928	1,853,505
VIVA Kuwait Telecom Co.[a]	192,545	614,301
Warba Bank KSCP[a]	2,309,224	1,350,693

		91,946,806
LUXEMBOURG — 0.64%
Adecoagro SAa	199,319	2,599,120

		2,599,120
MAURITIUS — 2.08%
MCB Group Ltd.	736,608	4,220,150
Rockcastle Global Real Estate Co. Ltd.	1,329,938	3,003,648
SBM Holdings Ltd.	67,068,447	1,266,849

		8,490,647

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 29, 2016

Security	Shares	Value
MOROCCO — 5.74%
Attijariwafa Bank	221,653	$7,399,238
Banque Centrale Populaire	135,070	2,942,375
Douja Promotion Groupe Addoha SA	859,980	2,671,311
Maroc Telecom	895,363	10,438,602

		23,451,526
NIGERIA — 11.92%
Access Bank PLC	93,976,580	1,910,189
Afriland Properties PLC[a]	7,291	80
Dangote Cement PLC	5,026,989	3,576,289
Ecobank Transnational Inc.[a]	34,740,588	2,920,476
FBN Holdings PLC	135,183,456	2,639,215
Guaranty Trust Bank PLC	93,080,630	7,474,480
Lafarge Africa PLC	8,834,382	3,747,463
Nestle Nigeria PLC	1,613,172	5,788,798
Nigerian Breweries PLC	20,655,280	10,470,179
Oando PLC[a]	31,114,986	463,797
SEPLAT Petroleum Development Co. PLC	862,997	1,511,598
Transnational Corp. of Nigeria PLC	131,141,971	723,996
United Bank for Africa PLC	122,428,099	1,769,601
Zenith Bank PLC	102,760,211	5,709,187

		48,705,348
OMAN — 5.37%
Bank Muscat SAOG	5,749,807	6,333,078
Bank Sohar SAOG	4,448,557	1,791,210
Oman Cables Industry	354,437	1,422,536
Oman Telecommunications Co. SAOG	2,016,058	8,353,325
OMINVEST	83,065	100,554
Ooredoo QSC	1,724,401	3,099,845
Raysut Cement Co. SAOG	328,748	847,170

		21,947,718
PAKISTAN — 9.71%
Bank Al Habib Ltd.	3,618,500	1,521,177
Engro Corp. Ltd./Pakistan	1,456,461	3,904,955
Fauji Fertilizer Co. Ltd.	3,380,050	3,525,534
Habib Bank Ltd.	3,306,900	5,719,659
Hub Power Co. Ltd. (The)	2,280,430	2,304,070
Lucky Cement Ltd.	926,798	4,337,926
MCB Bank Ltd.	2,727,066	5,103,690

Security	Shares	Value
National Bank of Pakistan	2,927,126	$1,596,614
Oil & Gas Development Co. Ltd.	3,697,500	3,781,755
Pakistan Oilfields Ltd.	338,500	763,869
Pakistan Petroleum Ltd.	1,354,650	1,499,932
Pakistan State Oil Co. Ltd.	850,500	2,613,704
United Bank Ltd./Pakistan	2,090,367	3,014,371

		39,687,256
ROMANIA — 4.32%
Banca Transilvania SAa	12,002,320	6,851,804
BRD-Groupe Societe Generale SAa	1,039,791	2,508,229
Electrica SA	845,209	2,455,654
OMV Petrom SA	26,146,717	1,502,174
Societatea Nationala de Gaze Naturale ROMGAZ SA	402,967	2,603,892
Transgaz SA Medias	27,848	1,745,362

		17,667,115
SLOVENIA — 0.34%
Zavarovalnica Triglav DD	54,065	1,398,115

		1,398,115
SRI LANKA — 2.20%
Commercial Bank of Ceylon PLC	2,836,820	2,449,491
Hatton National Bank PLC	909,843	1,217,108
John Keells Holdings PLC	4,840,740	5,334,351

		9,000,950
UNITED STATES — 0.37%
Globant SAa,b	49,245	1,519,208

		1,519,208
VIETNAM — 3.57%
Bank for Foreign Trade of Vietnam JSC	1,207,400	2,219,883
Hoang Anh Gia Lai International Agriculture JSC[a]	1,026,030	368,083
Masan Group Corp.[a]	1,467,270	4,737,374
Saigon Thuong Tin Commercial JSB[a]	2,690,559	1,327,182
Vingroup JSC[a]	2,993,185	5,919,258

		14,571,780

TOTAL COMMON STOCKS
(Cost: $496,252,104)		406,126,289

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 29, 2016

Security	Principal or Shares	Value
CONVERTIBLE BONDS — 0.06%

OMAN — 0.06%
Bank Muscat SAOG
4.50%, 03/20/17	$540,521	$1,418
3.50%, 03/19/18	1,026,177	253,246

		254,664

TOTAL CONVERTIBLE BONDS
(Cost: $255,878)		254,664

SHORT-TERM INVESTMENTS — 0.83%

MONEY MARKET FUNDS — 0.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	127,266	127,266
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	6,458	6,458
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	3,281,583	3,281,583

		3,415,307

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,415,307)		3,415,307

TOTAL INVESTMENTS IN SECURITIES — 100.27%
(Cost: $499,923,289)		409,796,260
Other Assets, Less Liabilities — (0.27)%		(1,119,019)

NET ASSETS — 100.00%		$408,677,241

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.36%

AUSTRALIA — 2.54%
AGL Energy Ltd.	7,018	$91,931
Amcor Ltd./Australia	9,164	91,701
AMP Ltd.	19,720	74,932
APA Group	9,120	56,802
Asciano Ltd.	8,642	54,750
ASX Ltd.	1,743	52,325
Aurizon Holdings Ltd.	14,674	42,657
Australia & New Zealand Banking Group Ltd.	17,197	275,138
Bendigo & Adelaide Bank Ltd.	4,843	29,610
BHP Billiton Ltd.	20,242	225,109
Brambles Ltd.	10,817	96,498
Cochlear Ltd.	783	57,318
Commonwealth Bank of Australia	10,196	510,794
Computershare Ltd.	4,147	26,954
Crown Resorts Ltd.	4,292	35,622
CSL Ltd.	3,103	227,660
Dexus Property Group	9,090	48,889
Goodman Group	14,790	68,559
GPT Group (The)	17,342	60,942
Iluka Resources Ltd.	4,553	21,886
Incitec Pivot Ltd.	17,719	36,828
Insurance Australia Group Ltd.	15,573	57,506
James Hardie Industries PLC	4,300	55,007
LendLease Group	6,119	56,948
Macquarie Group Ltd.	2,069	94,962
Mirvac Group	39,324	51,399
National Australia Bank Ltd.	15,347	265,161
Newcrest Mining Ltd.[a]	6,293	78,659
Oil Search Ltd.	8,207	39,157
Orica Ltd.[b]	2,755	28,041
Origin Energy Ltd.	11,629	36,796
QBE Insurance Group Ltd.	9,251	69,842
Ramsay Health Care Ltd.	1,189	56,254
Rio Tinto Ltd.	3,016	86,770
Santos Ltd.	12,483	29,512
Scentre Group	42,013	131,134
Sonic Healthcare Ltd.	3,944	51,776
South32 Ltd.[a]	37,994	33,921
Stockland	17,928	53,397
Suncorp Group Ltd.	7,818	62,541
Sydney Airport	5,887	27,121

Security	Shares	Value
Tatts Group Ltd.	14,326	$39,804
Telstra Corp. Ltd.	24,992	93,715
Transurban Group	13,938	112,992
Vicinity Centres	21,340	47,403
Wesfarmers Ltd.	6,413	179,051
Westfield Corp.	15,341	109,573
Westpac Banking Corp.	20,043	411,577
Woodside Petroleum Ltd.	5,017	90,839
Woolworths Ltd.	8,033	131,390

		4,769,153
AUSTRIA — 0.07%
Andritz AG	841	40,330
Erste Group Bank AGa	2,378	61,301
OMV AG	1,131	29,715

		131,346
BELGIUM — 0.58%
Ageas	1,798	66,433
Anheuser-Busch InBev SA/NV	5,017	564,747
Colruyt SA	609	32,728
Delhaize Group	870	88,348
Groupe Bruxelles Lambert SA	493	37,722
KBC Groep NV	1,987	105,574
Proximus SADP	957	30,233
Solvay SA	500	46,444
UCB SA	1,015	75,501
Umicore SA	1,073	48,634

		1,096,364
CANADA — 3.28%
Agnico Eagle Mines Ltd.	1,856	65,233
Agrium Inc.	1,015	87,301
Alimentation Couche-Tard Inc. Class B	3,045	137,616
ARC Resources Ltd.	2,436	32,280
Bank of Montreal	4,118	226,937
Bank of Nova Scotia (The)	7,279	294,255
Barrick Gold Corp.	7,279	101,023
BCE Inc.	1,247	53,798
BlackBerry Ltd.[a,b]	3,016	23,512
Brookfield Asset Management Inc. Class A	6,090	186,710
Cameco Corp.	2,784	33,664
Canadian Imperial Bank of Commerce/Canada	2,494	165,610
Canadian National Railway Co.	5,278	306,253

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Canadian Natural Resources Ltd.	6,960	$145,304
Canadian Pacific Railway Ltd.	1,131	137,672
Canadian Tire Corp. Ltd. Class A	551	53,505
Canadian Utilities Ltd. Class A	928	22,299
Cenovus Energy Inc.	5,394	61,641
CGI Group Inc. Class Aa	1,740	72,716
CI Financial Corp.	1,566	34,647
Constellation Software Inc./Canada	174	72,513
Crescent Point Energy Corp.	3,248	39,539
Enbridge Inc.	5,133	181,091
Encana Corp.	6,380	27,553
Fairfax Financial Holdings Ltd.	203	107,193
Finning International Inc.	1,537	21,252
Fortis Inc./Canada	1,972	54,606
Franco-Nevada Corp.	1,247	74,336
George Weston Ltd.	493	40,089
Gildan Activewear Inc.	2,204	56,914
Goldcorp Inc.	5,568	79,907
Great-West Lifeco Inc.	1,363	35,217
Husky Energy Inc.	2,312	25,175
IGM Financial Inc.	841	22,295
Imperial Oil Ltd.	1,914	61,026
Intact Financial Corp.	1,073	66,736
Inter Pipeline Ltd.	2,510	45,990
Loblaw Companies Ltd.	1,769	89,756
Magna International Inc. Class A	2,668	103,403
Manulife Financial Corp.	11,165	149,268
Metro Inc.	2,784	88,868
National Bank of Canada	2,610	71,021
Onex Corp.	812	47,715
Open Text Corp.	928	46,085
Pembina Pipeline Corp.	3,538	88,097
Potash Corp. of Saskatchewan Inc.	5,423	91,798
Power Corp. of Canada	1,972	42,800
Power Financial Corp.	1,044	24,300
Restaurant Brands International Inc.	1,537	53,873
RioCan REIT	1,943	36,777
Rogers Communications Inc. Class B	2,320	85,771
Royal Bank of Canada	8,613	439,170
Saputo Inc.	2,088	60,732
Shaw Communications Inc. Class B	2,471	42,740
Silver Wheaton Corp.	3,770	59,392
SNC-Lavalin Group Inc.	1,189	37,278

Security	Shares	Value
Sun Life Financial Inc.	3,625	$107,953
Suncor Energy Inc.	11,001	268,650
TELUS Corp.	64	1,862
Thomson Reuters Corp.	2,204	80,653
Toronto-Dominion Bank (The)	11,194	433,265
Tourmaline Oil Corp.[a,b]	1,363	25,105
TransCanada Corp.	4,292	157,314
Valeant Pharmaceuticals International Inc.[a,b]	2,059	143,625
Vermilion Energy Inc.	1,102	29,938

		6,160,617
DENMARK — 0.80%
AP Moeller – Maersk A/S Class A	87	111,587
Carlsberg A/S Class B	960	82,996
Coloplast A/S Class B	928	70,294
Danske Bank A/S	5,017	137,102
DSV A/S	2,688	110,106
Novo Nordisk A/S Class B	12,296	637,646
Novozymes A/S Class B	2,001	85,987
Pandora A/S	864	109,370
Vestas Wind Systems A/S	1,696	114,806
William Demant Holding A/Sa,b	551	47,917

		1,507,811
FINLAND — 0.36%
Elisa OYJ	1,160	41,455
Fortum OYJ	2,552	33,912
Kone OYJ Class B	2,262	100,646
Metso OYJ	1,044	23,141
Nokia OYJ	22,799	138,849
Nokia OYJ New[a]	13,270	80,571
Sampo OYJ Class A	2,436	109,791
Stora Enso OYJ Class R	4,698	38,897
UPM-Kymmene OYJ	3,857	65,586
Wartsila OYJ Abp	1,276	51,478

		684,326
FRANCE — 3.70%
Accor SA	1,508	64,148
Air Liquide SA	2,131	222,699
Airbus Group SE	3,770	244,876
Alstom SAa,b	1,798	39,404
ArcelorMittal[b]	7,685	29,852
Atos SE	783	57,214
AXA SA	11,223	247,484
BNP Paribas SA	6,380	298,084

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Bollore SA	7,511	$29,013
Bouygues SA	1,334	52,275
Bureau Veritas SA	1,856	37,056
Cap Gemini SA	1,073	89,422
Carrefour SA	3,654	96,854
Casino Guichard Perrachon SAb	464	20,948
Christian Dior SE	406	71,619
Cie. de Saint-Gobain	2,813	109,330
Cie. Generale des Etablissements Michelin Class B	1,247	113,001
Credit Agricole SA	6,322	65,848
Danone SA	3,654	255,009
Dassault Systemes	1,073	81,482
Edenred	1,595	28,041
Electricite de France SA	754	7,967
Engie SA	8,729	135,486
Essilor International SA	1,305	155,478
Eutelsat Communications SA	1,102	33,461
Groupe Eurotunnel SE Registered	5,481	55,093
Hermes International	183	62,535
Iliad SA	232	57,008
Ingenico Group SA	319	32,318
Kering	522	91,146
Klepierre	1,996	83,302
L’Oreal SA	1,508	255,609
Lagardere SCA	1,131	32,682
Legrand SA	1,827	91,147
LVMH Moet Hennessy Louis Vuitton SE	1,682	281,081
Numericable-SFR SA	783	28,658
Orange SA	12,122	210,936
Pernod Ricard SA	1,392	148,389
Peugeot SAa	3,451	52,046
Publicis Groupe SA	1,218	75,647
Renault SA	1,261	115,284
Safran SA	1,798	111,962
Sanofi	7,279	578,860
Schneider Electric SE	3,470	206,501
SCOR SE	1,276	44,719
SES SA	2,436	64,080
Societe BIC SA	290	40,270
Societe Generale SA	4,437	156,322
Sodexo SA	725	73,788
STMicroelectronics NV	4,553	26,200

Security	Shares	Value
Suez Environnement Co.	2,059	$35,672
Technip SA	812	40,369
Thales SA	899	71,707
Total SA	12,992	584,069
Unibail-Rodamco SE	609	152,028
Valeo SA	609	84,566
Veolia Environnement SA	3,045	69,115
Vinci SA	2,987	207,129
Vivendi SA	7,076	147,080

		6,953,369
GERMANY — 3.13%
adidas AG	1,508	161,328
Allianz SE Registered	2,755	410,850
BASF SE	5,568	364,084
Bayer AG Registered	5,191	543,892
Bayerische Motoren Werke AG	2,117	172,862
Beiersdorf AG	783	68,019
Brenntag AG	1,566	76,144
Commerzbank AGa	7,714	62,854
Continental AG	772	154,846
Daimler AG Registered	6,032	413,562
Deutsche Bank AG Registered	8,932	155,136
Deutsche Boerse AG	1,421	117,606
Deutsche Post AG Registered	6,641	158,278
Deutsche Telekom AG Registered	19,488	327,572
E.ON SE	11,571	105,420
Fresenius Medical Care AG & Co. KGaA	1,595	134,779
Fresenius SE & Co. KGaA	2,610	172,649
GEA Group AG	1,769	78,182
Hannover Rueck SE	580	59,743
HeidelbergCement AG	1,044	76,807
Henkel AG & Co. KGaA	754	66,811
Infineon Technologies AG	8,004	97,969
Kabel Deutschland Holding AG	348	43,162
Lanxess AG	899	37,505
Linde AG	1,276	178,157
MAN SE	435	44,665
Merck KGaA	870	74,121
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,131	223,105
Osram Licht AG	812	38,079

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
ProSiebenSat.1 Media SE Registered	1,374	$70,578
QIAGEN NVa,b	3,219	68,868
RWE AG	3,422	39,190
SAP SE	6,003	456,188
Siemens AG Registered	4,930	457,783
ThyssenKrupp AG	3,045	51,663
Vonovia SE	3,335	104,071
Zalando SEa,b,c	580	18,156

		5,884,684
HONG KONG — 1.23%
AIA Group Ltd.[b]	87,000	444,166
Bank of East Asia Ltd. (The)[b]	29,000	92,302
BOC Hong Kong Holdings Ltd.[b]	43,500	113,000
Cheung Kong Property Holdings Ltd.	29,000	148,428
CK Hutchison Holdings Ltd.	14,500	175,186
CLP Holdings Ltd.	14,500	126,425
Galaxy Entertainment Group Ltd.	29,000	97,336
Hang Seng Bank Ltd.	11,600	196,015
Hong Kong & China Gas Co. Ltd.[b]	116,610	205,143
Hong Kong Exchanges and Clearing Ltd.[b]	7,100	154,214
Li & Fung Ltd.[b]	66,000	37,260
Link REIT[b]	43,500	245,298
MTR Corp. Ltd.	29,000	134,070
New World Development Co. Ltd.	76,333	64,002
Sands China Ltd.[b]	23,200	80,852

		2,313,697
IRELAND — 0.20%
Bank of Ireland[a]	185,310	52,753
CRH PLC	4,930	126,954
Kerry Group PLC Class A	1,276	111,539
Paddy Power Betfair PLC	505	76,737

		367,983
ISRAEL — 0.27%
Bank Hapoalim BM	20,126	98,616
Mobileye NVa,b	928	30,123
NICE-Systems Ltd.	812	49,131
Teva Pharmaceutical Industries Ltd.	5,916	334,150

		512,020
ITALY — 0.78%
Assicurazioni Generali SpA	7,888	109,791
Atlantia SpA	3,422	84,811

Security	Shares	Value
Banca Monte dei Paschi di Siena SpA[a,b]	1,560	$834
CNH Industrial NV	7,656	51,035
Enel SpA	42,592	171,415
Eni SpA	15,515	218,309
Ferrari NVa,b	761	29,428
Fiat Chrysler Automobiles NVb	6,409	44,185
Finmeccanica SpA[a]	3,996	41,399
Intesa Sanpaolo SpA	88,537	225,300
Luxottica Group SpA	1,276	73,135
Saipem SpA[a]	48,807	20,152
Snam SpA	13,543	73,252
Telecom Italia SpA[a]	80,823	78,948
Tenaris SA	3,248	35,468
Terna Rete Elettrica Nazionale SpA	10,614	55,403
UniCredit SpA	31,262	116,713
Unione di Banche Italiane SpA	8,770	33,885

		1,463,463
JAPAN — 8.51%
Aeon Co. Ltd.	5,800	76,049
Aisin Seiki Co. Ltd.	2,900	116,128
ANA Holdings Inc.	29,000	82,035
Asahi Group Holdings Ltd.	5,800	170,390
Astellas Pharma Inc.	17,400	250,344
Bridgestone Corp.	5,800	203,122
Canon Inc.	8,700	243,793
Casio Computer Co. Ltd.	3,200	58,940
Chubu Electric Power Co. Inc.	8,700	114,690
Chugai Pharmaceutical Co. Ltd.	2,900	86,069
Chugoku Electric Power Co. Inc. (The)	8,700	116,231
Dai-ichi Life Insurance Co. Ltd. (The)	8,700	105,441
Daiichi Sankyo Co. Ltd.	6,700	139,847
Daikin Industries Ltd.	2,900	194,618
Daiwa House Industry Co. Ltd.	5,800	158,777
Denso Corp.	2,900	107,573
Dentsu Inc.	2,900	134,884
East Japan Railway Co.	2,900	254,763
Eisai Co. Ltd.	2,900	178,766
FANUC Corp.	1,100	161,772
Fast Retailing Co. Ltd.	200	55,530
Fuji Heavy Industries Ltd.	2,900	94,958
FUJIFILM Holdings Corp.	2,900	108,729

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Fujitsu Ltd.	29,000	$106,134
Hakuhodo DY Holdings Inc.	5,800	65,566
Hitachi Ltd.	29,000	122,783
Honda Motor Co. Ltd.	11,600	296,693
Hoya Corp.	2,900	104,824
Iida Group Holdings Co. Ltd.	2,900	53,106
INPEX Corp.	11,600	83,911
ITOCHU Corp.	14,500	170,917
Japan Airlines Co. Ltd.	2,900	103,796
Japan Exchange Group Inc.	5,800	89,974
Japan Retail Fund Investment Corp.	29	66,080
Japan Tobacco Inc.	8,700	346,073
JFE Holdings Inc.	5,800	69,472
JTEKT Corp.	2,900	39,643
JX Holdings Inc.	26,100	101,533
Kansai Electric Power Co. Inc. (The)[a]	8,700	95,575
Kao Corp.	2,900	146,419
KDDI Corp.	11,600	295,768
Kirin Holdings Co. Ltd.	8,700	114,613
Kobe Steel Ltd.	58,000	44,704
Komatsu Ltd.	8,700	132,456
Konica Minolta Inc.	5,800	48,661
Kuraray Co. Ltd.	8,700	95,112
Kyocera Corp.	2,900	127,741
Kyushu Electric Power Co. Inc.[a]	5,800	58,321
Kyushu Financial Group Inc.[a]	8,700	50,639
Marubeni Corp.	20,300	101,684
Marui Group Co. Ltd.	5,800	79,491
Mazda Motor Corp.	5,800	80,827
Mitsubishi Chemical Holdings Corp.	17,400	87,744
Mitsubishi Corp.	11,600	185,703
Mitsubishi Electric Corp.	8,000	81,081
Mitsubishi Estate Co. Ltd.	5,000	92,735
Mitsubishi Heavy Industries Ltd.	29,000	103,282
Mitsubishi Motors Corp.	8,700	61,969
Mitsubishi UFJ Financial Group Inc.	90,500	390,142
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,300	87,585
Mitsui & Co. Ltd.	14,600	168,345
Mitsui Fudosan Co. Ltd.	4,000	92,952
Mizuho Financial Group Inc.	176,900	260,315
MS&AD Insurance Group Holdings Inc.	4,800	130,679

Security	Shares	Value
Murata Manufacturing Co. Ltd.	800	$96,142
Nagoya Railroad Co. Ltd.	29,000	138,738
NEC Corp.	30,000	76,013
Nidec Corp.	2,900	194,412
Nikon Corp.[b]	5,800	88,227
Nintendo Co. Ltd.	500	70,055
Nippon Paint Holdings Co. Ltd.	2,900	58,090
Nippon Steel & Sumitomo Metal Corp.	5,847	101,011
Nippon Telegraph & Telephone Corp.	5,800	246,953
Nissan Motor Co. Ltd.	20,300	184,251
Nitto Denko Corp.	2,900	153,536
Nomura Holdings Inc.	31,900	134,524
Nomura Real Estate Master Fund Inc.	58	80,468
NTT DOCOMO Inc.	11,600	271,463
Olympus Corp.	2,900	105,852
Omron Corp.	2,900	76,640
Oriental Land Co. Ltd./Japan	2,900	198,575
ORIX Corp.	11,600	151,789
Otsuka Holdings Co. Ltd.	2,900	102,435
Panasonic Corp.	17,400	147,108
Rakuten Inc.	8,700	82,703
Resona Holdings Inc.	26,100	91,336
Ricoh Co. Ltd.	8,700	85,940
Sekisui House Ltd.	8,700	141,744
Seven & I Holdings Co. Ltd.	5,800	230,972
Seven Bank Ltd.	17,400	74,302
Shin-Etsu Chemical Co. Ltd.	2,900	145,572
Shionogi & Co. Ltd.	2,900	124,221
Shiseido Co. Ltd.	2,900	63,177
SoftBank Group Corp.	5,800	286,416
Sompo Japan Nipponkoa Holdings Inc.	2,900	83,499
Sony Corp.	8,700	183,981
Sumitomo Corp.	11,600	114,176
Sumitomo Electric Industries Ltd.	8,700	104,361
Sumitomo Mitsui Financial Group Inc.	8,700	243,870
Sumitomo Mitsui Trust Holdings Inc.	29,000	84,450
Sumitomo Realty & Development Co. Ltd.	2,000	54,999
Suzuki Motor Corp.	2,900	72,593

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Sysmex Corp.	2,900	$179,845
T&D Holdings Inc.	8,700	85,825
Takeda Pharmaceutical Co. Ltd.	5,800	275,985
Terumo Corp.	2,900	99,172
Tohoku Electric Power Co. Inc.	5,800	74,096
Tokio Marine Holdings Inc.	5,800	202,248
Tokyo Electric Power Co. Inc.[a]	11,600	58,784
Tokyo Electron Ltd.	2,900	175,066
Tokyo Gas Co. Ltd.	29,000	133,882
Tokyu Fudosan Holdings Corp.	11,600	73,377
Toshiba Corp.[a,b]	29,000	44,910
Toyota Motor Corp.	17,400	909,039
Unicharm Corp.	5,800	126,200
USS Co. Ltd.	2,900	45,655
Yahoo Japan Corp.	17,500	68,992
Yamada Denki Co. Ltd.	14,500	71,167
Yamato Holdings Co. Ltd.	5,800	117,644
Yokogawa Electric Corp.	5,800	56,009

		15,990,987
NETHERLANDS — 1.12%
Aegon NV	12,064	60,665
Akzo Nobel NV	1,566	92,291
Altice NV Class Aa,b	1,941	27,944
Altice NV Class Ba	1,102	16,177
ASML Holding NV	2,204	202,644
Gemalto NV	754	47,984
Heineken Holding NV	696	50,562
Heineken NV	1,421	114,502
ING Groep NV CVA	25,491	301,762
Koninklijke Ahold NV	6,044	132,787
Koninklijke DSM NV	1,306	64,637
Koninklijke KPN NV	21,141	78,307
Koninklijke Philips NV	6,453	164,315
NXP Semiconductors NVa	812	57,847
Randstad Holding NV	1,001	51,842
RELX NV	6,037	99,508
Unilever NV CVA	9,860	424,732
Wolters Kluwer NV	2,929	110,735

		2,099,241
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	7,076	33,359
Spark New Zealand Ltd.	17,719	40,189

		73,548

Security	Shares	Value
NORWAY — 0.20%
DNB ASA	6,583	$75,891
Norsk Hydro ASA	9,019	35,868
Orkla ASA	6,554	54,017
Statoil ASA	6,757	98,514
Telenor ASA	4,437	66,369
Yara International ASA	1,305	50,687

		381,346
PORTUGAL — 0.07%
EDP – Energias de Portugal SA	22,440	69,660
Galp Energia SGPS SA	5,054	55,518

		125,178
SINGAPORE — 0.48%
Ascendas REIT	54,765	94,224
CapitaLand Ltd.[b]	40,600	86,018
CapitaLand Mall Trust[b]	75,400	117,398
DBS Group Holdings Ltd.[b]	11,100	107,169
Genting Singapore PLC	98,600	52,926
Global Logistic Properties Ltd.[b]	40,600	50,802
Hutchison Port Holdings Trust[b]	116,000	54,520
Oversea-Chinese Banking Corp. Ltd.[b]	17,400	99,831
Singapore Telecommunications Ltd.[b]	63,800	169,190
United Overseas Bank Ltd.[b]	5,800	70,719

		902,797
SPAIN — 1.16%
Abertis Infraestructuras SA	3,801	57,200
ACS Actividades de Construccion y Servicios SA	1,607	41,845
Aena SAa,c	377	42,888
Amadeus IT Holding SA Class A	3,422	138,186
Banco Bilbao Vizcaya Argentaria SA	38,338	243,897
Banco de Sabadell SA	38,137	60,789
Banco Popular Espanol SAb	16,504	39,595
Banco Santander SA	80,678	328,991
Bankia SA	39,382	33,633
Bankinter SA	7,047	46,700
CaixaBank SA	19,701	56,662
Distribuidora Internacional de Alimentacion SA	5,539	27,949
Endesa SA	1,851	33,547
Ferrovial SA	3,655	70,809
Gas Natural SDG SA	1,653	28,962

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Grifols SA	2,436	$53,466
Iberdrola SA	39,352	255,008
Industria de Diseno Textil SA	6,670	207,417
International Consolidated Airlines Group SA	9,367	71,733
Repsol SA	7,686	79,537
Telefonica SA	27,159	272,787

		2,191,601
SWEDEN — 1.10%
Alfa Laval AB	2,697	42,391
Assa Abloy AB	8,004	153,857
Atlas Copco AB Class A	3,799	85,721
Atlas Copco AB Class B	3,248	68,372
Boliden AB	2,614	39,382
Electrolux AB Class B	1,653	38,819
Hennes & Mauritz AB Class B	5,800	188,473
Hexagon AB Class B	1,682	57,321
Investment AB Kinnevik Class B	1,856	46,157
Investor AB Class B	3,567	118,403
Lundin Petroleum ABa,b	2,175	33,908
Millicom International Cellular SA SDR	406	19,504
Nordea Bank AB	17,777	177,275
Sandvik AB	7,574	69,048
Skandinaviska Enskilda Banken AB Class A	9,164	89,731
Skanska AB Class B	3,248	69,204
SKF AB Class B	2,900	47,878
Svenska Cellulosa AB SCA Class B	3,538	105,742
Svenska Handelsbanken AB Class A	9,686	124,164
Swedbank AB Class A	5,365	108,688
Swedish Match AB	1,537	49,516
Telefonaktiebolaget LM Ericsson Class B	19,053	175,581
TeliaSonera AB	11,455	52,681
Volvo AB Class B	10,161	102,214

		2,064,030
SWITZERLAND — 3.50%
ABB Ltd. Registered	14,471	260,071
Actelion Ltd. Registered	812	113,647
Adecco SA Registered	1,044	61,057
Aryzta AG	812	38,937
Baloise Holding AG Registered	551	69,705

Security	Shares	Value
Cie. Financiere Richemont SA Class A Registered	3,393	$217,343
Credit Suisse Group AG Registered	11,376	153,507
Geberit AG Registered	348	126,237
Givaudan SA Registered	87	163,780
Julius Baer Group Ltd.	1,711	68,818
Kuehne + Nagel International AG Registered	551	71,918
LafargeHolcim Ltd. Registered	3,132	124,431
Nestle SA Registered	19,546	1,375,677
Novartis AG Registered	14,036	1,009,718
Partners Group Holding AG	232	84,496
Roche Holding AG	4,292	1,107,474
Schindler Holding AG Participation Certificates	348	58,524
Schindler Holding AG Registered	261	44,496
SGS SA Registered	58	117,514
Sonova Holding AG Registered	377	45,459
Swatch Group AG (The) Bearer[b]	290	101,180
Swiss Life Holding AG Registered	261	63,940
Swiss Prime Site AG Registered	354	29,660
Swiss Re AG	2,088	186,264
Swisscom AG Registered	145	71,219
Syngenta AG Registered	609	245,618
Transocean Ltd.[b]	2,523	22,216
UBS Group AG	22,949	353,451
Zurich Insurance Group AG	899	191,805

		6,578,162
UNITED KINGDOM — 7.28%
3i Group PLC	11,362	69,369
Aberdeen Asset Management PLC	7,743	26,049
Admiral Group PLC	1,827	44,099
Aggreko PLC	1,871	23,063
Anglo American PLC	8,700	58,227
Antofagasta PLC	4,524	31,145
ARM Holdings PLC	9,222	128,004
Associated British Foods PLC	2,697	128,016
AstraZeneca PLC	7,946	454,791
Auto Trader Group PLC[c]	10,701	54,134
Aviva PLC	24,053	146,886
Babcock International Group PLC	3,857	49,182
BAE Systems PLC	21,605	154,458
Barclays PLC	101,094	242,392
BHP Billiton PLC	13,282	134,751

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
BP PLC	114,202	$559,339
British American Tobacco PLC	11,803	645,692
British Land Co. PLC (The)	7,801	71,643
BT Group PLC	54,578	370,031
Bunzl PLC	3,161	85,152
Burberry Group PLC	3,654	67,217
Capita PLC	4,437	61,958
Carnival PLC	1,334	66,517
Centrica PLC	31,900	92,468
Cobham PLC	10,179	36,655
Compass Group PLC	11,378	200,742
Croda International PLC	1,131	46,844
Diageo PLC	15,602	404,201
Experian PLC	6,844	112,832
G4S PLC	14,152	41,042
GKN PLC	13,543	51,902
GlaxoSmithKline PLC	29,580	576,912
Glencore PLC	79,638	147,886
Hammerson PLC	7,975	61,071
HSBC Holdings PLC	118,987	762,193
ICAP PLC	4,640	28,115
IMI PLC	2,436	28,873
Imperial Tobacco Group PLC	6,177	320,443
Inmarsat PLC	5,655	77,193
InterContinental Hotels Group PLC	2,033	77,204
Intertek Group PLC	1,247	50,779
Intu Properties PLC	8,922	37,326
Investec PLC	4,669	30,835
ITV PLC	26,535	91,930
J Sainsbury PLC	9,410	33,361
Johnson Matthey PLC	1,510	53,808
Kingfisher PLC	14,964	69,714
Land Securities Group PLC	6,554	92,159
Legal & General Group PLC	36,337	114,951
Lloyds Banking Group PLC	365,806	369,086
London Stock Exchange Group PLC	2,237	83,486
Marks & Spencer Group PLC	10,788	63,925
Meggitt PLC	7,540	43,922
National Grid PLC	21,228	285,036
Next PLC	1,073	101,159
Old Mutual PLC	38,077	90,368
Pearson PLC	4,988	59,711
Prudential PLC	15,283	267,827
Randgold Resources Ltd.	896	80,976

Security	Shares	Value
Reckitt Benckiser Group PLC	3,799	$347,305
RELX PLC	7,888	136,530
Rexam PLC	5,618	47,837
Rio Tinto PLC	8,381	222,383
Rolls-Royce Holdings PLC	12,354	116,900
Royal Bank of Scotland Group PLC[a]	21,779	67,956
Royal Dutch Shell PLC Class A	24,447	561,292
Royal Dutch Shell PLC Class B	25,770	590,770
RSA Insurance Group PLC	8,514	51,649
SABMiller PLC	5,974	347,834
Sage Group PLC (The)	9,657	80,277
Segro PLC	9,686	56,086
Severn Trent PLC	2,175	64,744
Shire PLC	3,944	208,202
Sky PLC	6,351	92,313
Smith & Nephew PLC	6,061	99,079
Smiths Group PLC	3,683	51,429
SSE PLC	5,963	115,094
Standard Chartered PLC	20,068	120,383
Standard Life PLC	11,770	54,703
Tate & Lyle PLC	3,973	32,501
Tesco PLC[a]	50,112	125,984
TUI AG	3,886	58,054
Unilever PLC	7,946	342,394
United Utilities Group PLC	4,524	58,350
Vodafone Group PLC	162,925	498,834
Weir Group PLC (The)	1,653	22,000
Whitbread PLC	1,508	82,402
Wolseley PLC	1,896	97,922
WPP PLC	7,917	168,035

		13,678,292
UNITED STATES — 58.96%
3M Co.	3,886	609,597
Abbott Laboratories	8,903	344,902
AbbVie Inc.	10,179	555,875
Accenture PLC Class A	3,857	386,703
Activision Blizzard Inc.	3,335	105,619
Acuity Brands Inc.	319	66,808
Adobe Systems Inc.[a]	3,161	269,159
ADT Corp. (The)	1,160	46,829
Advance Auto Parts Inc.	522	77,486
AES Corp./VA	4,263	41,777
Aetna Inc.	2,088	226,819
Affiliated Managers Group Inc.[a]	522	72,396

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Aflac Inc.	2,233	$132,908
AGCO Corp.	812	40,186
Agilent Technologies Inc.	2,175	81,236
Air Products & Chemicals Inc.	1,334	176,715
Airgas Inc.	522	73,873
Akamai Technologies Inc.[a]	1,247	67,301
Albemarle Corp.	696	39,129
Alcoa Inc.	7,946	70,958
Alexion Pharmaceuticals Inc.[a]	1,421	200,077
Alkermes PLC[a]	1,218	39,305
Alleghany Corp.[a]	87	40,366
Allergan PLC[a]	2,407	698,295
Alliance Data Systems Corp.[a]	377	79,219
Alliant Energy Corp.	957	65,028
Allstate Corp. (The)	2,639	167,471
Alnylam Pharmaceuticals Inc.[a,b]	551	32,272
Alphabet Inc. Class Aa	1,798	1,289,562
Alphabet Inc. Class Ca	1,914	1,335,532
Altria Group Inc.	11,948	735,638
Amazon.com Inc.[a]	2,465	1,361,962
Ameren Corp.	1,798	84,416
American Airlines Group Inc.	1,508	61,828
American Capital Agency Corp.	2,204	39,826
American Electric Power Co. Inc.	3,074	189,819
American Express Co.	5,336	296,575
American International Group Inc.	7,859	394,522
American Tower Corp.	2,610	240,642
American Water Works Co. Inc.	1,624	105,268
Ameriprise Financial Inc.	1,276	107,120
AmerisourceBergen Corp.	1,479	128,111
AMETEK Inc.	1,943	90,175
Amgen Inc.	4,611	656,053
Amphenol Corp. Class A	1,972	104,654
Anadarko Petroleum Corp.	3,132	118,859
Analog Devices Inc.	2,004	106,192
Annaly Capital Management Inc.	5,974	60,517
ANSYS Inc.[a]	784	65,088
Anthem Inc.	1,682	219,821
Aon PLC	1,856	176,858
Apache Corp.	2,291	87,699
Apple Inc.	34,655	3,350,792
Applied Materials Inc.	7,888	148,847
Arch Capital Group Ltd.[a]	1,421	96,543
Archer-Daniels-Midland Co.	3,770	131,799

Security	Shares	Value
Arrow Electronics Inc.[a]	783	$44,756
Assurant Inc.	580	41,238
AT&T Inc.	37,265	1,376,942
Autodesk Inc.[a]	1,566	81,025
Autoliv Inc.[b]	638	67,775
Automatic Data Processing Inc.	2,958	250,513
AutoZone Inc.[a]	232	179,700
AvalonBay Communities Inc.	812	139,372
Avery Dennison Corp.	928	60,431
Avnet Inc.	1,015	41,767
Axis Capital Holdings Ltd.	783	42,055
Baker Hughes Inc.	2,929	125,566
Ball Corp.	1,218	80,668
Bank of America Corp.	64,090	802,407
Bank of New York Mellon Corp. (The)	7,105	251,446
Baxalta Inc.	3,886	149,689
Baxter International Inc.	3,016	119,162
BB&T Corp.	4,205	135,233
Becton Dickinson and Co.	1,197	176,498
Bed Bath & Beyond Inc.[a,b]	1,450	69,528
Berkshire Hathaway Inc. Class Ba	7,105	953,278
Best Buy Co. Inc.	2,175	70,448
Biogen Inc.[a]	1,479	383,682
BioMarin Pharmaceutical Inc.[a]	1,131	92,595
BlackRock Inc.[d]	783	244,265
Boeing Co. (The)	3,915	462,675
BorgWarner Inc.	1,421	46,438
Boston Properties Inc.	1,102	125,782
Boston Scientific Corp.[a]	9,454	160,529
Bristol-Myers Squibb Co.	10,295	637,569
Broadcom Ltd.	2,349	314,696
Brown-Forman Corp. Class B	957	94,236
Bunge Ltd.	1,015	50,466
CA Inc.	2,233	65,405
Cablevision Systems Corp. Class A	1,015	33,018
Cabot Oil & Gas Corp.	2,958	59,545
California Resources Corp.	441	248
Calpine Corp.[a]	2,726	34,239
Cameron International Corp.[a]	1,392	91,260
Campbell Soup Co.	1,508	93,119
Capital One Financial Corp.	3,393	223,022
Cardinal Health Inc.	2,088	170,590
CarMax Inc.[a,b]	1,479	68,419
Carnival Corp.	2,291	109,876

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Caterpillar Inc.	3,509	$237,559
CBRE Group Inc. Class Aa	2,581	65,583
CBS Corp. Class B NVS	3,132	151,526
CDK Global Inc.	1,102	49,469
Celanese Corp. Series A	1,131	68,245
Celgene Corp.[a]	4,843	488,320
CenterPoint Energy Inc.	2,726	50,785
CenturyLink Inc.	3,509	107,340
Cerner Corp.[a]	1,972	100,690
CF Industries Holdings Inc.	1,740	63,440
CH Robinson Worldwide Inc.	1,102	76,953
Charles Schwab Corp. (The)	7,888	197,594
Charter Communications Inc. Class Aa,b	551	98,938
Cheniere Energy Inc.[a]	1,682	60,132
Chevron Corp.	11,281	941,287
Chipotle Mexican Grill Inc.[a]	203	103,359
Chubb Ltd.	2,764	319,325
Church & Dwight Co. Inc.	899	81,593
Cigna Corp.	1,682	234,824
Cimarex Energy Co.	638	53,611
Cincinnati Financial Corp.	812	51,270
Cintas Corp.	1,015	85,250
Cisco Systems Inc.	30,450	797,181
CIT Group Inc.	1,189	35,444
Citigroup Inc.	18,444	716,549
Citizens Financial Group Inc.	3,305	63,555
Citrix Systems Inc.[a]	1,247	88,101
Clorox Co. (The)	696	87,988
CME Group Inc./IL	2,001	182,971
CMS Energy Corp.	2,059	81,454
Coach Inc.	1,740	67,756
Coca-Cola Co. (The)	25,230	1,088,170
Coca-Cola Enterprises Inc.	1,827	88,628
Cognizant Technology Solutions Corp. Class Aa	3,886	221,424
Colgate-Palmolive Co.	4,988	327,412
Columbia Pipeline Group Inc.	2,117	38,424
Comcast Corp. Class A	14,993	865,546
Comerica Inc.	1,189	40,164
ConAgra Foods Inc.	2,842	119,535
Concho Resources Inc.[a,b]	783	70,658
ConocoPhillips	7,279	246,249
Consolidated Edison Inc.	1,856	129,939

Security	Shares	Value
Constellation Brands Inc. Class A	1,160	$164,059
Continental Resources Inc./OKa,b	907	21,024
Core Laboratories NV	319	33,476
Corning Inc.	7,714	141,166
Costco Wholesale Corp.	2,726	408,982
CR Bard Inc.	522	100,422
Crown Castle International Corp.	2,059	178,103
Crown Holdings Inc.[a]	1,218	57,063
CSX Corp.	6,438	155,413
Cummins Inc.	1,189	116,011
CVS Health Corp.	6,844	665,031
Danaher Corp.	3,799	339,137
Darden Restaurants Inc.	1,015	64,838
DaVita HealthCare Partners Inc.[a]	1,160	76,525
Deere & Co.	2,059	165,091
Delphi Automotive PLC	1,769	117,957
DENTSPLY International Inc.	2,030	123,749
Devon Energy Corp.	2,320	45,658
Dick’s Sporting Goods Inc.	725	30,791
Digital Realty Trust Inc.[b]	1,015	80,256
Discover Financial Services	3,074	142,695
Discovery Communications Inc. Class Aa,b	986	24,650
Discovery Communications Inc. Class C NVS[a]	2,204	54,329
DISH Network Corp. Class Aa	1,479	69,705
Dollar General Corp.	2,001	148,574
Dollar Tree Inc.[a]	1,537	123,344
Dominion Resources Inc./VA	3,509	245,349
Dover Corp.	1,305	79,318
Dow Chemical Co. (The)	7,047	342,555
DR Horton Inc.	2,320	61,990
Dr Pepper Snapple Group Inc.	1,508	138,027
DTE Energy Co.	1,131	95,140
Duke Energy Corp.	4,031	299,423
Duke Realty Corp.	3,596	74,365
Dun & Bradstreet Corp. (The)	406	38,891
Eastman Chemical Co.	1,102	70,693
Eaton Corp. PLC	2,842	161,170
Eaton Vance Corp. NVS	1,160	33,536
eBay Inc.[a]	6,931	164,958
Ecolab Inc.	1,827	187,359
Edgewell Personal Care Co.	368	28,134
Edison International	2,291	156,155

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Edwards Lifesciences Corp.[a]	1,566	$136,242
EI du Pont de Nemours & Co.	5,655	344,220
Electronic Arts Inc.[a]	2,117	135,996
Eli Lilly & Co.	6,235	448,920
EMC Corp./MA	12,267	320,537
Emerson Electric Co.	4,089	199,666
Endo International PLC[a]	1,363	56,987
Entergy Corp.	1,305	94,234
EOG Resources Inc.	3,480	225,295
EQT Corp.	1,073	59,809
Equifax Inc.	986	103,412
Equinix Inc.	364	110,543
Equity Residential	2,146	159,856
Essex Property Trust Inc.	493	103,175
Estee Lauder Companies Inc. (The) Class A	1,450	132,428
Everest Re Group Ltd.	261	48,580
Eversource Energy	2,030	110,229
Exelon Corp.	5,597	176,250
Expedia Inc.	783	81,518
Expeditors International of Washington Inc.	1,508	69,036
Express Scripts Holding Co.[a]	4,408	310,235
Exxon Mobil Corp.	25,694	2,059,374
F5 Networks Inc.[a]	551	52,990
Facebook Inc. Class Aa	14,152	1,513,132
Fastenal Co.[b]	2,001	90,625
Federal Realty Investment Trust[b]	725	107,343
FedEx Corp.	1,798	246,110
Fidelity National Information Services Inc.	1,856	108,112
Fifth Third Bancorp.	5,162	78,772
First Republic Bank/CA	1,160	71,386
FirstEnergy Corp.	2,871	96,092
Fiserv Inc.[a]	1,856	177,489
FleetCor Technologies Inc.[a]	523	66,782
Flextronics International Ltd.[a]	5,017	54,485
FLIR Systems Inc.	1,276	39,505
Flowserve Corp.	1,305	54,836
Fluor Corp.	1,247	57,412
FMC Corp.	1,073	40,388
FMC Technologies Inc.[a]	1,537	37,703
FNF Group	1,856	61,211
Ford Motor Co.	20,967	262,297

Security	Shares	Value
Franklin Resources Inc.	2,842	$101,886
Freeport-McMoRan Inc.[b]	7,163	54,654
Frontier Communications Corp.	7,627	41,262
Gap Inc. (The)	1,769	48,913
Garmin Ltd.	783	31,719
General Dynamics Corp.	1,769	241,062
General Electric Co.	58,290	1,698,571
General Growth Properties Inc.	3,393	93,375
General Mills Inc.	3,538	208,211
General Motors Co.	8,120	239,053
Genuine Parts Co.	957	86,274
Gilead Sciences Inc.	8,990	784,377
Goldman Sachs Group Inc. (The)	2,378	355,582
Goodyear Tire & Rubber Co. (The)	1,914	57,650
H&R Block Inc.	1,972	64,839
Halliburton Co.	5,133	165,693
Hanesbrands Inc.	2,639	75,185
Harley-Davidson Inc.	1,189	51,329
Harman International Industries Inc.	493	37,803
Harris Corp.	870	67,877
Hartford Financial Services Group Inc. (The)	2,697	113,598
Hasbro Inc.	755	57,282
HCA Holdings Inc.[a]	2,030	140,496
HCP Inc.	3,016	89,213
Helmerich & Payne Inc.	957	50,692
Henry Schein Inc.[a]	667	110,355
Hershey Co. (The)	1,073	97,525
Hertz Global Holdings Inc.[a]	3,373	28,671
Hess Corp.	1,740	75,864
Hewlett Packard Enterprise Co.	11,339	150,469
HollyFrontier Corp.	1,276	43,154
Hologic Inc.[a]	2,001	69,295
Home Depot Inc. (The)	7,975	989,857
Honeywell International Inc.	4,408	446,751
Hormel Foods Corp.	2,552	108,486
Host Hotels & Resorts Inc.	5,220	79,918
HP Inc.	11,339	121,214
Humana Inc.	870	153,964
IHS Inc. Class Aa	522	54,283
Illinois Tool Works Inc.	2,291	215,927
Illumina Inc.[a]	957	143,780
Incyte Corp.[a]	1,073	78,866
Ingersoll-Rand PLC	1,856	103,119

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Intel Corp.	28,855	$853,819
Intercontinental Exchange Inc.	725	172,883
International Business Machines Corp.	5,655	740,975
International Flavors & Fragrances Inc.	667	68,894
International Paper Co.	2,552	91,106
Interpublic Group of Companies Inc. (The)	3,219	68,854
Intuit Inc.	1,827	176,561
Intuitive Surgical Inc.[a,b]	211	118,806
Invesco Ltd.	3,045	81,423
Ionis Pharmaceuticals Inc.[a]	1,073	37,083
Iron Mountain Inc.[b]	1,179	34,639
Jacobs Engineering Group Inc.[a]	1,160	44,834
Jarden Corp.[a]	1,073	56,740
Jazz Pharmaceuticals PLC[a]	406	49,361
JB Hunt Transport Services Inc.	754	57,523
JM Smucker Co. (The)	899	114,685
Johnson & Johnson	17,139	1,803,194
Johnson Controls Inc.	3,857	140,626
JPMorgan Chase & Co.	22,417	1,262,077
Juniper Networks Inc.	2,581	63,751
Kansas City Southern	783	63,979
Kellogg Co.	1,595	118,062
Keurig Green Mountain Inc.	812	74,655
KeyCorp	5,597	59,048
Kimberly-Clark Corp.	2,117	275,845
Kimco Realty Corp.	2,349	62,836
Kinder Morgan Inc./DE	11,948	216,139
KLA-Tencor Corp.	1,044	70,721
Kohl’s Corp.	1,392	64,965
Kraft Heinz Co. (The)	3,451	265,796
Kroger Co. (The)	6,177	246,524
L Brands Inc.	1,566	132,781
L-3 Communications Holdings Inc.	725	85,050
Laboratory Corp. of America Holdings[a]	638	70,078
Lam Research Corp.	1,044	76,525
Las Vegas Sands Corp.	2,175	105,009
Legg Mason Inc.	1,102	31,473
Leggett & Platt Inc.	1,248	55,736
Leucadia National Corp.	2,262	32,686
Level 3 Communications Inc.[a]	2,088	101,372

Security	Shares	Value
Liberty Global PLC Series Aa	1,798	$66,238
Liberty Global PLC Series C NVS[a]	3,451	124,098
Liberty Interactive Corp. QVC Group Series Aa	3,480	88,322
Liberty Media Corp. Class Aa,b	754	26,857
Liberty Media Corp. Class Ca	1,816	63,378
Liberty Property Trust	899	25,963
Lincoln National Corp.	1,624	59,325
Linear Technology Corp.	1,450	63,249
LinkedIn Corp. Class Aa	725	84,963
LKQ Corp.[a]	2,494	68,834
Lockheed Martin Corp.	1,740	375,475
Loews Corp.	2,030	73,791
Lowe’s Companies Inc.	5,945	401,466
lululemon athletica Inc.[a,b]	812	50,937
LyondellBasell Industries NV Class A	2,494	200,044
M&T Bank Corp.	899	92,192
Macerich Co. (The)	957	75,680
Macy’s Inc.	2,117	91,476
Mallinckrodt PLC[a]	783	50,918
ManpowerGroup Inc.	580	44,915
Marathon Oil Corp.	4,466	36,666
Marathon Petroleum Corp.	3,480	119,190
Markel Corp.[a]	87	74,534
Marriott International Inc./MD Class A	1,479	100,794
Marsh & McLennan Companies Inc.	2,900	165,445
Martin Marietta Materials Inc.	406	57,904
Marvell Technology Group Ltd.	3,480	33,234
Masco Corp.	2,668	75,238
MasterCard Inc. Class A	6,264	544,467
Mattel Inc.	2,030	66,016
Maxim Integrated Products Inc.	1,914	64,808
McCormick & Co. Inc./MD	986	91,954
McDonald’s Corp.	5,655	662,709
McGraw Hill Financial Inc.	1,711	153,545
McKesson Corp.	1,479	230,162
Mead Johnson Nutrition Co.	1,305	96,257
Medivation Inc.[a]	1,276	45,643
Medtronic PLC	8,439	653,094
Merck & Co. Inc.	17,168	862,005
MetLife Inc.	5,365	212,239
MGM Resorts International[a]	3,045	57,642

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Michael Kors Holdings Ltd.[a]	1,334	$75,571
Microchip Technology Inc.[b]	1,305	58,059
Micron Technology Inc.[a]	7,337	77,992
Microsoft Corp.	47,038	2,393,293
Mohawk Industries Inc.[a]	464	83,395
Molson Coors Brewing Co. Class B	1,102	93,968
Mondelez International Inc. Class A	10,179	412,555
Monsanto Co.	3,045	274,020
Monster Beverage Corp.[a]	957	120,103
Moody’s Corp.	1,363	121,034
Morgan Stanley	9,309	229,932
Mosaic Co. (The)	1,943	51,781
Motorola Solutions Inc.	1,363	100,167
Murphy Oil Corp.	1,131	19,431
Mylan NVa	2,523	113,712
Nasdaq Inc.	1,015	64,239
National Oilwell Varco Inc.	2,320	67,906
Navient Corp.	3,248	35,176
NetApp Inc.	1,682	41,781
Netflix Inc.[a]	2,436	227,547
New York Community Bancorp. Inc.	3,248	49,142
Newell Rubbermaid Inc.	1,885	71,649
Newmont Mining Corp.	3,074	79,401
News Corp. Class A	2,468	26,704
NextEra Energy Inc.	2,802	316,122
Nielsen Holdings PLC	2,030	102,190
NIKE Inc. Class B	8,642	532,261
Noble Energy Inc.	2,755	81,273
Nordstrom Inc.	1,015	52,090
Norfolk Southern Corp.	2,030	148,535
Northern Trust Corp.	1,450	86,101
Northrop Grumman Corp.	1,276	245,273
NRG Energy Inc.	2,465	26,573
Nucor Corp.	2,030	79,860
NVIDIA Corp.	3,132	98,220
O’Reilly Automotive Inc.[a]	754	196,281
Occidental Petroleum Corp.	4,698	323,316
Omnicom Group Inc.	1,653	128,620
ONEOK Inc.	1,423	34,152
Oracle Corp.	19,720	725,302
PACCAR Inc.	2,291	117,986
Palo Alto Networks Inc.[a,b]	522	75,580
Parker-Hannifin Corp.	1,044	105,653
PartnerRe Ltd.	493	69,153

Security	Shares	Value
Patterson Companies Inc.	812	$35,273
Paychex Inc.	2,204	113,264
PayPal Holdings Inc.[a]	6,931	264,348
Pentair PLC	1,479	70,563
People’s United Financial Inc.	2,494	36,437
Pepco Holdings Inc.	2,320	60,738
PepsiCo Inc.	8,845	865,218
Perrigo Co. PLC	928	117,160
Pfizer Inc.	37,497	1,112,536
PG&E Corp.	3,161	179,324
Philip Morris International Inc.	9,222	839,479
Phillips 66	3,422	271,673
Pinnacle West Capital Corp.	899	61,878
Pioneer Natural Resources Co.	957	115,347
PNC Financial Services Group Inc. (The)[d]	3,161	257,021
PPG Industries Inc.	1,798	173,561
PPL Corp.	4,484	156,895
Praxair Inc.	1,653	168,259
Priceline Group Inc. (The)[a]	319	403,602
Principal Financial Group Inc.	1,943	73,465
Procter & Gamble Co. (The)	16,588	1,331,851
Progressive Corp. (The)	3,161	100,899
Prologis Inc.	3,538	136,071
Prudential Financial Inc.	2,755	182,078
Public Service Enterprise Group Inc.	3,770	160,828
Public Storage	957	238,762
PulteGroup Inc.	2,610	44,866
PVH Corp.	580	45,907
Qorvo Inc.[a,b]	999	45,035
QUALCOMM Inc.	9,164	465,440
Quanta Services Inc.[a]	1,827	37,070
Quest Diagnostics Inc.	1,044	69,457
Ralph Lauren Corp.	377	34,217
Range Resources Corp.[b]	1,392	33,032
Raytheon Co.	2,059	255,007
Realty Income Corp.[b]	1,537	89,976
Red Hat Inc.[a]	1,305	85,282
Regency Centers Corp.	957	67,545
Regeneron Pharmaceuticals Inc.[a]	493	189,322
Regions Financial Corp.	8,874	66,732
RenaissanceRe Holdings Ltd.	377	42,676
Republic Services Inc.	1,972	90,120
Reynolds American Inc.	5,458	275,247

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Rite Aid Corp.[a]	6,786	$53,949
Robert Half International Inc.	1,218	47,977
Rockwell Automation Inc.	986	102,633
Rockwell Collins Inc.	1,044	91,423
Roper Technologies Inc.	783	131,489
Ross Stores Inc.	2,900	159,442
Royal Caribbean Cruises Ltd.	1,102	81,956
salesforce.com inc.[a]	3,886	263,276
SanDisk Corp.	1,392	100,586
SBA Communications Corp. Class Aa	986	93,562
SCANA Corp.	986	64,110
Schlumberger Ltd.	7,685	551,168
Scripps Networks Interactive Inc. Class A	638	37,795
Seagate Technology PLC	1,943	60,932
SEI Investments Co.	1,566	59,774
Sempra Energy	1,479	142,738
ServiceNow Inc.[a]	1,073	59,004
Sherwin-Williams Co. (The)	609	164,734
Signet Jewelers Ltd.	638	69,159
Simon Property Group Inc.	1,946	369,215
Sirius XM Holdings Inc.[a,b]	24,215	90,080
Skyworks Solutions Inc.	1,218	80,936
SL Green Realty Corp.	609	53,702
Southern Co. (The)	5,974	287,827
Southwestern Energy Co.[a,b]	3,103	17,935
Spectra Energy Corp.	4,234	123,633
Splunk Inc.[a,b]	812	35,403
Sprint Corp.[a,b]	7,169	24,661
St. Jude Medical Inc.	1,827	98,092
Stanley Black & Decker Inc.	1,102	103,599
Staples Inc.	4,379	41,382
Starbucks Corp.	9,396	546,941
Starwood Hotels & Resorts Worldwide Inc.	1,276	88,184
State Street Corp.	2,784	152,508
Stericycle Inc.[a]	667	75,991
Stryker Corp.	1,856	185,377
SunTrust Banks Inc.	3,393	112,580
Symantec Corp.	4,553	87,918
Synchrony Financial[a]	5,021	135,316
Synopsys Inc.[a]	1,624	72,674
Sysco Corp.	3,596	158,691
T Rowe Price Group Inc.	1,682	116,243

Security	Shares	Value
T-Mobile U.S. Inc.[a]	2,059	$76,389
Tableau Software Inc. Class Aa	377	17,210
Target Corp.	3,596	282,106
TD Ameritrade Holding Corp.	1,769	50,558
TE Connectivity Ltd.	2,552	145,260
Teradata Corp.[a,b]	1,247	31,113
Tesla Motors Inc.[a,b]	580	111,319
Tesoro Corp.	870	70,192
Texas Instruments Inc.	5,829	309,054
Textron Inc.	2,117	72,296
Thermo Fisher Scientific Inc.	2,378	307,214
Tiffany & Co.	812	52,764
Time Warner Cable Inc.	1,769	337,631
Time Warner Inc.	4,988	330,206
TJX Companies Inc. (The)	4,350	322,335
Toll Brothers Inc.[a,b]	1,798	49,355
Torchmark Corp.	910	46,610
Total System Services Inc.	1,566	68,246
Tractor Supply Co.	986	83,386
TransDigm Group Inc.[a]	435	92,907
Travelers Companies Inc. (The)	1,885	202,675
Trimble Navigation Ltd.[a]	1,740	40,472
TripAdvisor Inc.[a,b]	783	49,016
Twenty-First Century Fox Inc. Class A	8,584	231,940
Twenty-First Century Fox Inc. Class B	1,740	47,258
Twitter Inc.[a]	3,944	71,465
Tyco International PLC	3,219	113,244
Tyson Foods Inc. Class A	2,059	133,320
U.S. Bancorp.	10,556	406,617
UDR Inc.	2,291	78,650
Ulta Salon Cosmetics & Fragrance Inc.[a]	464	76,648
Under Armour Inc. Class Aa,b	1,305	109,215
Union Pacific Corp.	5,307	418,510
United Parcel Service Inc. Class B	4,263	411,593
United Rentals Inc.[a]	725	37,388
United Technologies Corp.	5,046	487,545
UnitedHealth Group Inc.	5,887	701,142
Universal Health Services Inc. Class B	580	64,015
Unum Group	1,595	45,505
Valero Energy Corp.	3,277	196,882

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Security	Shares	Value
Varian Medical Systems Inc.[a]	754	$58,978
Ventas Inc.	1,951	108,612
VEREIT Inc.	5,655	45,353
VeriSign Inc.[a,b]	1,160	98,008
Verisk Analytics Inc. Class Aa	1,073	78,157
Verizon Communications Inc.	24,592	1,247,552
Vertex Pharmaceuticals Inc.[a]	1,595	136,357
VF Corp.	2,262	147,279
Viacom Inc. Class B NVS	2,320	85,492
Visa Inc. Class A	12,180	881,710
VMware Inc. Class Aa	551	27,820
Vornado Realty Trust	1,218	105,186
Vulcan Materials Co.	899	88,578
Wal-Mart Stores Inc.	9,599	636,798
Walgreens Boots Alliance Inc.	5,365	423,513
Walt Disney Co. (The)	9,744	930,747
Waste Management Inc.	2,639	147,388
Waters Corp.[a]	609	73,269
Weatherford International PLC[a]	5,597	35,821
WEC Energy Group Inc.	2,351	132,479
Wells Fargo & Co.	29,464	1,382,451
Welltower Inc.[b]	2,059	131,323
Western Digital Corp.	1,421	61,856
Western Union Co. (The)	3,915	71,488
WestRock Co.	1,566	52,884
Weyerhaeuser Co.	5,046	131,095
Whirlpool Corp.	551	85,581
WhiteWave Foods Co. (The)[a]	1,479	57,267
Whole Foods Market Inc.	2,262	70,823
Williams Companies Inc. (The)	4,408	70,484
Willis Towers Watson PLC	379	42,948
Workday Inc. Class Aa	522	31,555
WR Berkley Corp.	870	44,805
WW Grainger Inc.	435	94,351
Wyndham Worldwide Corp.	986	71,820
Wynn Resorts Ltd.[b]	464	38,271
Xcel Energy Inc.	3,190	126,133
Xerox Corp.	7,337	70,509
Xilinx Inc.	1,682	79,424
XL Group PLC	1,827	62,812
Xylem Inc./NY	1,508	56,414
Yahoo! Inc.[a]	5,713	181,616
Yum! Brands Inc.	2,784	201,756
Zillow Group Inc. Class Ca,b	918	19,829

Security	Shares	Value
Zimmer Biomet Holdings Inc.	1,160	$112,300
Zoetis Inc.	3,480	142,889

		110,845,825

TOTAL COMMON STOCKS
(Cost: $218,210,036)		186,775,840

PREFERRED STOCKS — 0.18%

GERMANY — 0.17%
Henkel AG & Co. KGaA	1,131	114,090
Porsche Automobil Holding SE	957	43,860
Volkswagen AG	1,305	152,713

		310,663
ITALY — 0.01%
Telecom Italia SpA	33,379	25,877

		25,877

TOTAL PREFERRED STOCKS
(Cost: $571,500)		336,540

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAa,b	16,503	377

		377

TOTAL RIGHTS
(Cost: $364)		377

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	4,023,680	4,023,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	204,197	204,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	56,989	56,989

		4,284,866

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,284,866)		4,284,866

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.82%
(Cost: $223,066,766)	$191,397,623
Other Assets, Less Liabilities — (1.82)%	(3,413,676)

NET ASSETS — 100.00%	$187,983,947

NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Emerging Markets Horizon ETF	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,187,245	$496,507,982	$218,218,934
Affiliated (Note 2)	19,176	3,415,307	4,847,832

Total cost of investments	$1,206,421	$499,923,289	$223,066,766

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$887,221	$406,380,953	$186,611,471
Affiliated (Note 2)	19,176	3,415,307	4,786,152

Total fair value of investments	906,397	409,796,260	191,397,623
Foreign currency, at value[b]	1,497	5,566,263	307,225
Receivables:
Investment securities sold	—	663,653	955,386
Dividends and interest	729	120,135	475,493
Tax reclaims	131	896	85,414

Total Assets	908,754	416,147,207	193,221,141

LIABILITIES
Payables:
Investment securities purchased	—	2,255,237	971,863
Collateral for securities on loan (Note 1)	17,485	133,724	4,227,877
Deferred foreign capital gains taxes (Note 1)	—	4,822,054	—
Investment advisory fees (Note 2)	347	258,951	37,454

Total Liabilities	17,832	7,469,966	5,237,194

NET ASSETS	$890,922	$408,677,241	$187,983,947

Net assets consist of:
Paid-in capital	$1,291,183	$581,914,485	$219,290,035
Undistributed (distributions in excess of) net investment income	3,567	(284,901)	685,376
Accumulated net realized loss	(103,812)	(79,774,987)	(318,445)
Net unrealized depreciation	(300,016)	(93,177,356)	(31,673,019)

NET ASSETS	$890,922	$408,677,241	$187,983,947

Shares outstanding[c]	50,000	16,900,000	2,900,000

Net asset value per share	$17.82	$24.18	$64.82

[a]	Securities on loan with values of $16,638, $130,901 and $4,061,536, respectively. See Note 1.
[b]	Cost of foreign currency: $1,483, $5,571,238 and $307,309, respectively.
[c]	$0.001 par value, number of shares authorized: 25 million, 500 million and 500 million, respectively.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Emerging Markets Horizon ETF	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,307	$3,754,031	$2,359,892
Dividends — affiliated (Note 2)	—	—	5,497
Interest — unaffiliated	—	14,328	—
Interest — affiliated (Note 2)	1	1,519	157
Securities lending income — affiliated — net (Note 2)	90	90	17,361

Total investment income	9,398	3,769,968	2,382,907

EXPENSES
Investment advisory fees (Note 2)	2,243	1,849,603	264,463
Commitment fees (Note 6)	—	1,917	—

Total expenses	2,243	1,851,520	264,463

Net investment income	7,155	1,918,448	2,118,444

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(8,800)	(34,784,164)	(1,819,688)
In-kind redemptions — unaffiliated	—	360,421	2,470,561
In-kind redemptions — affiliated (Note 2)	—	—	5,957
Foreign currency transactions	(186)	(122,701)	(15,049)

Net realized gain (loss)	(8,986)	(34,546,444)	641,781

Net change in unrealized appreciation/depreciation on:
Investments[c]	(43,225)	(6,898,701)	(16,144,139)
Translation of assets and liabilities in foreign currencies	17	(3,013)	3,181

Net change in unrealized appreciation/depreciation	(43,208)	(6,901,714)	(16,140,958)

Net realized and unrealized loss	(52,194)	(41,448,158)	(15,499,177)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(45,039)	$(39,529,710)	$(13,380,733)

[a]	Net of foreign withholding tax of $686, $421,670 and $80,860, respectively.
[b]	Net of foreign capital gains taxes of $ —, $138,195 and $ —, respectively.
[c]	Net of deferred foreign capital gains taxes of $ —, $3,045,196 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Emerging Markets Horizon ETF		iShares MSCI Frontier 100 ETF
	Six months ended February 29, 2016 (Unaudited)	Period from October 14, 2014[a] to August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,155	$37,840	$1,918,448	$15,030,715
Net realized loss	(8,986)	(146,858)	(34,546,444)	(5,709,041)
Net change in unrealized appreciation/depreciation	(43,208)	(256,808)	(6,901,714)	(166,708,688)

Net decrease in net assets resulting from operations	(45,039)	(365,826)	(39,529,710)	(157,387,014)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,527)	(35,584)	(1,587,488)	(14,489,117)
From net realized gain	—	—	—	(47,428,840)

Total distributions to shareholders	(4,527)	(35,584)	(1,587,488)	(61,917,957)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,439,470	20,177,755	114,382,787
Cost of shares redeemed	—	(1,097,572)	(73,375,817)	(191,434,078)

Net increase (decrease) in net assets from capital share transactions	—	1,341,898	(53,198,062)	(77,051,291)

INCREASE (DECREASE) IN NET ASSETS	(49,566)	940,488	(94,315,260)	(296,356,262)

NET ASSETS
Beginning of period	940,488	—	502,992,501	799,348,763

End of period	$890,922	$940,488	$408,677,241	$502,992,501

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,567	$939	$(284,901)	$(615,861)

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	750,000	3,750,000
Shares redeemed	—	(50,000)	(3,050,000)	(5,700,000)

Net increase (decrease) in shares outstanding	—	50,000	(2,300,000)	(1,950,000)

[a]	Commencement of operations.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI World ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,118,444	$4,823,722
Net realized gain	641,781	13,170,641
Net change in unrealized appreciation/depreciation	(16,140,958)	(28,759,523)

Net decrease in net assets resulting from operations	(13,380,733)	(10,765,160)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,545,036)	(4,706,418)

Total distributions to shareholders	(2,545,036)	(4,706,418)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,087,147	147,539,726
Cost of shares redeemed	(58,019,921)	(93,954,071)

Net increase (decrease) in net assets from capital share transactions	(2,932,774)	53,585,655

INCREASE (DECREASE) IN NET ASSETS	(18,858,543)	38,114,077

NET ASSETS
Beginning of period	206,842,490	168,728,413

End of period	$187,983,947	$206,842,490

Undistributed net investment income included in net assets at end of period	$685,376	$1,111,968

SHARES ISSUED AND REDEEMED
Shares sold	800,000	2,000,000
Shares redeemed	(900,000)	(1,300,000)

Net increase (decrease) in shares outstanding	(100,000)	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Horizon ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Oct. 14, 2014[a] to Aug. 31, 2015
Net asset value, beginning of period	$18.81	$24.39

Income from investment operations:
Net investment income[b]	0.14	0.42
Net realized and unrealized loss[c]	(1.04)	(5.37)

Total from investment operations	(0.90)	(4.95)

Less distributions from:
Net investment income	(0.09)	(0.63)

Total distributions	(0.09)	(0.63)

Net asset value, end of period	$17.82	$18.81

Total return	(4.78)%[d]	(20.64)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$891	$940
Ratio of expenses to average net assets[e]	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.59%	2.11%
Portfolio turnover rate[f]	2%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016 and the period ended August 31, 2015 was 2% and 9%, respectively. See Note 4.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Frontier 100 ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Period from Sep. 12, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$26.20	$37.79	$30.12	$25.25

Income from investment operations:
Net investment income[b]	0.10	0.77	1.09	0.67
Net realized and unrealized gain (loss)[c]	(2.04)	(8.78)	7.47	4.51

Total from investment operations	(1.94)	(8.01)	8.56	5.18

Less distributions from:
Net investment income	(0.08)	(0.76)	(0.89)	(0.28)
Net realized gain	—	(2.82)	—	—
Return of capital	—	—	—	(0.03)

Total distributions	(0.08)	(3.58)	(0.89)	(0.31)

Net asset value, end of period	$24.18	$26.20	$37.79	$30.12

Total return	(7.40)%[d]	(21.70)%	28.56%	20.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$408,677	$502,993	$799,349	$280,084
Ratio of expenses to average net assets[e]	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[e]	0.82%	2.43%	3.07%	2.32%
Portfolio turnover rate[f]	10%	47%	61%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014 and the period ended August 31, 2013 were 10%, 45%, 42% and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$68.95	$73.36	$61.76	$53.45	$50.32

Income from investment operations:
Net investment income[b]	0.65	1.64	1.81	1.40	0.98
Net realized and unrealized gain (loss)[c]	(4.03)	(4.49)	11.16	8.03	2.89

Total from investment operations	(3.38)	(2.85)	12.97	9.43	3.87

Less distributions from:
Net investment income	(0.75)	(1.56)	(1.37)	(1.12)	(0.74)

Total distributions	(0.75)	(1.56)	(1.37)	(1.12)	(0.74)

Net asset value, end of period	$64.82	$68.95	$73.36	$61.76	$53.45

Total return	(4.96)%[d]	(3.97)%	21.07%	17.84%	7.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$187,984	$206,842	$168,728	$24,704	$10,689
Ratio of expenses to average net assets[e]	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets[e]	1.92%	2.25%	2.57%	2.34%	2.91%
Portfolio turnover rate[f]	3%	5%	5%	5%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Emerging Markets Horizon	Non-diversified
MSCI Frontier 100	Diversified
MSCI World	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Emerging Markets Horizon
Investments:
Assets:
Common Stocks	$880,078	$—	$—	$880,078
Preferred Stocks	7,143	—	—	7,143
Money Market Funds	19,176	—	—	19,176

Total	$906,397	$—	$—	$906,397

MSCI Frontier 100
Investments:
Assets:
Common Stocks	$403,175,791	$2,950,498	$—	$406,126,289
Convertible Bonds	—	254,664	—	254,664
Money Market Funds	3,415,307	—	—	3,415,307

Total	$406,591,098	$3,205,162	$—	$409,796,260

MSCI World
Investments:
Assets:
Common Stocks	$186,775,840	$—	$—	$186,775,840
Preferred Stocks	336,540	—	—	336,540
Rights	377	—	—	377
Money Market Funds	4,284,866	—	—	4,284,866

Total	$191,397,623	$—	$—	$191,397,623

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Emerging Markets Horizon
Citigroup Global Markets Inc.	$1,844	$1,844	$—
Deutsche Bank Securities Inc.	5,283	5,283	—
JPMorgan Clearing Corp.	1,842	1,842	—
Morgan Stanley & Co. LLC	7,669	7,669	—

	$16,638	$16,638	$—

MSCI Frontier 100
Citigroup Global Markets Inc.	$130,635	$130,635	$—
JPMorgan Clearing Corp.	266	266	—

	$130,901	$130,901	$—

MSCI World
Barclays Capital Inc.	$40,292	$40,292	$—
BNP Paribas Prime Brokerage Inc.	295,521	295,521	—
Citigroup Global Markets Inc.	473,781	473,781	—
Credit Suisse Securities (USA) LLC	421,205	421,205	—
Deutsche Bank Securities Inc.	58,642	58,642	—
Goldman Sachs & Co.	440,563	440,563	—
JPMorgan Clearing Corp.	687,904	687,904	—
Merrill Lynch, Pierce, Fenner & Smith	383,582	383,582	—
Morgan Stanley & Co. LLC	649,048	649,048	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	117,532	117,532	—
SG Americas Securities LLC	109,372	109,372	—
State Street Bank & Trust Company	227,938	227,938	—
UBS Securities LLC	103,194	103,194	—
Wells Fargo Securities LLC	52,962	52,962	—

	$4,061,536	$4,061,536	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Emerging Markets Horizon	0.50%
MSCI Frontier 100	0.79
MSCI World	0.24

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Emerging Markets Horizon	$23
MSCI Frontier 100	29
MSCI World	4,845

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016, the purchase and sales transactions executed by the iShares MSCI World ETF pursuant to Rule 17a-7 under the 1940 Act were $77,145 and $35,860, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI World
BlackRock Inc.	810	216	(243)	783	$244,265	$1,884	$1,462
PNC Financial Services Group Inc. (The)	3,270	872	(981)	3,161	257,021	3,613	4,495

					$501,286	$5,497	$5,957

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Emerging Markets Horizon	$17,211	$15,661
MSCI Frontier 100	45,651,956	88,627,572
MSCI World	5,587,119	5,588,495

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Frontier 100	$—	$13,043,075
MSCI World	54,502,071	57,219,043

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy;

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI World	$404,019

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Horizon	$1,209,093	$17,396	$(320,092)	$(302,696)
MSCI Frontier 100	526,903,962	34,448,223	(151,555,925)	(117,107,702)
MSCI World	223,540,100	4,715,676	(36,858,153)	(32,142,477)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The terms of the credit agreement, as amended by the Board on September 17, 2015, became effective on October 28, 2015. Prior to this date, the maximum borrowing amount was $150 million and the commitment fee was 0.08% per annum on the used portion of the credit agreement.

The Fund did not borrow under the credit agreement during the six months ended February 29, 2016.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Emerging Markets Horizon	$0.090540	$—	$—	$0.090540	100%	—%	—%	100%
MSCI Frontier 100	—	—	0.083552	0.083552	—	—	100	100
MSCI World	0.709881	—	0.038659	0.748540	95	—	5	100

SUPPLEMENTAL INFORMATION	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca
➢	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
➢	iShares MSCI Global Gold Miners ETF | RING | NYSE Arca
➢	iShares MSCI Global Metals & Mining Producers ETF | PICK | NYSE Arca
➢	iShares MSCI Global Silver Miners ETF | SLVP | NYSE Arca

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

Performance as of February 29, 2016

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -9.47%, net of fees, while the total return for the Index was -9.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(19.90)%	(20.11)%	(20.21)%	(19.90)%	(20.11)%	(20.21)%
Since Inception	(1.77)%	(1.94)%	(1.74)%	(7.02)%	(7.69)%	(6.92)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$905.30	$1.80	$1,000.00	$1,023.00	$1.91	0.38%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector/Investment Type	Percentage of Total Investments*

Materials	49.30%
Food, Beverage & Tobacco	31.11
Capital Goods	18.31
Investment Companies	1.28

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

United States	46.08%
Switzerland	12.24
Canada	8.57
Japan	7.08
Norway	5.13
Malaysia	2.62
Singapore	2.37
Italy	2.04
Germany	1.94
China	1.53

TOTAL	89.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

Performance as of February 29, 2016

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -9.32%, net of fees, while the total return for the Index was -9.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(24.79)%	(25.26)%	(25.17)%	(24.79)%	(25.26)%	(25.17)%
Since Inception	(8.21)%	(8.23)%	(8.35)%	(29.50)%	(29.56)%	(29.95)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$906.80	$1.85	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Integrated Oil & Gas	66.05%
Oil & Gas Exploration & Production	24.58
Oil & Gas Refining & Marketing	8.31
Coal & Consumable Fuels	1.06

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

United States	52.42%
United Kingdom	16.45
Canada	7.91
France	5.93
Russia	2.65
China	2.57
Italy	2.22
Australia	1.55
India	1.40
Japan	1.34

TOTAL	94.44%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS ETF

Performance as of February 29, 2016

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 47.62%, net of fees, while the total return for the Index was 47.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.52)%	(5.05)%	(5.22)%	(5.52)%	(5.05)%	(5.22)%
Since Inception	(23.18)%	(23.05)%	(23.04)%	(65.90)%	(65.66)%	(65.68)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,476.20	$2.40	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY COUNTRY

As of 2/29/16

Country	Percentage of Total Investments*

Canada	53.40%
South Africa	15.17
United States	12.10
Australia	7.97
United Kingdom	7.18
Peru	1.71
Hong Kong	1.48
Turkey	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Barrick Gold Corp. (Canada)	12.67%
Newmont Mining Corp.	10.64
Goldcorp Inc. (Canada)	9.07
Newcrest Mining Ltd. (Australia)	6.36
AngloGold Ashanti Ltd. (South Africa)	4.96
Agnico Eagle Mines Ltd. (Canada)	4.40
Randgold Resources Ltd. (United Kingdom)	4.34
Kinross Gold Corp. (Canada)	4.23
Gold Fields Ltd. (South Africa)	4.06
Sibanye Gold Ltd. (South Africa)	3.72

TOTAL	64.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

Performance as of February 29, 2016

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -21.18%, net of fees, while the total return for the Index was -21.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(43.18)%	(43.25)%	(43.16)%	(43.18)%	(43.25)%	(43.16)%
Since Inception	(20.28)%	(20.20)%	(20.25)%	(60.33)%	(60.17)%	(60.31)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$788.20	$1.73	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Diversified Metals & Mining	56.17%
Steel	34.92
Aluminum	6.54
Precious Metals & Minerals	2.37

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

United Kingdom	23.87%
Australia	16.82
United States	14.43
Japan	11.58
South Korea	5.08
Canada	3.83
Taiwan	2.66
Russia	2.54
Brazil	2.52
Mexico	2.26

TOTAL	85.59%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS ETF

Performance as of February 29, 2016

The iShares MSCI Global Silver Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was 18.47%, net of fees, while the total return for the Index was 19.23%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.77)%	(21.30)%	(21.70)%	(21.77)%	(21.30)%	(21.70)%
Since Inception	(24.92)%	(24.77)%	(24.84)%	(68.94)%	(68.69)%	(68.84)%
The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,184.70	$2.12	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

ALLOCATION BY COUNTRY

As of 2/29/16

Country	Percentage of Total Investments*

Canada	58.24%
United Kingdom	14.06
United States	12.87
Mexico	5.38
Peru	4.51
Hong Kong	3.71
China	1.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

Silver Wheaton Corp. (Canada)	21.91%
Fresnillo PLC (United Kingdom)	12.11
Industrias Penoles SAB de CV (Mexico)	5.38
Tahoe Resources Inc. (Canada)	5.03
Hecla Mining Co.	4.79
Pan American Silver Corp. (Canada)	4.54
Cia. de Minas Buenaventura SA ADR (Peru)	4.51
First Majestic Silver Corp. (Canada)	4.37
G-Resources Group Ltd. (Hong Kong)	3.71
Coeur Mining Inc.	3.37

TOTAL	69.72%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 97.66%

AUSTRALIA — 1.08%
Australian Agricultural Co. Ltd.[a,b]	29,502	$25,286
Costa Group Holdings Ltd.[a]	17,754	34,999
GrainCorp Ltd. Class A	13,816	77,465
Nufarm Ltd./Australia	13,970	68,250
Select Harvests Ltd.	5,478	16,746
Tassal Group Ltd.	11,792	32,342

		255,088
BRAZIL — 0.31%
Sao Martinho SA	4,400	53,926
SLC Agricola SA	4,400	20,345

		74,271
CANADA — 8.52%
Ag Growth International Inc.	1,078	19,967
Agrium Inc.	10,098	868,535
Clearwater Seafoods Inc.	2,156	18,845
Potash Corp. of Saskatchewan Inc.	64,328	1,088,912
Rogers Sugar Inc.	6,402	22,733

		2,018,992
CHINA — 1.52%
Century Sunshine Group Holdings Ltd.	181,875	9,940
China Agri-Industries Holdings Ltd.[a]	176,200	48,717
China BlueChemical Ltd. Class H	132,000	29,197
China Huishan Dairy Holdings Co. Ltd.[b]	308,000	115,656
China Modern Dairy Holdings Ltd.[b]	143,000	28,136
China Ocean Resources Co. Ltd.[a]	2,882	7,306
First Tractor Co. Ltd. Class Hb	44,000	24,444
Hubei Sanonda Co. Ltd. Class B	15,000	13,155
Ko Yo Chemical Group Ltd.[a,b]	176,000	9,280
Leyou Technologies Holdings Ltd.[a,b]	220,000	23,765
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	17,600	15,504
Sinofert Holdings Ltd.	176,000	23,765
YuanShengTai Dairy Farm Ltd.[a]	198,000	10,694

		359,559
FINLAND — 0.11%
HKScan OYJ Class A	2,266	7,559
Ponsse OYJ	924	19,075

		26,634
FRANCE — 0.29%
Naturex[a,b]	484	37,796
Vilmorin & Cie SA	462	32,127

		69,923

Security	Shares	Value
GERMANY — 1.93%
K+S AG Registered[b]	14,696	$309,379
KWS Saat SE	176	52,972
Suedzucker AG	6,314	95,223

		457,574
HONG KONG — 1.11%
WH Group Ltd.[a,b,c]	451,000	262,150

		262,150
INDONESIA — 1.18%
Astra Agro Lestari Tbk PT	30,800	34,204
Charoen Pokphand Indonesia Tbk PT	583,000	147,363
Eagle High Plantations Tbk PTa	840,400	14,329
Japfa Comfeed Indonesia Tbk PTa	380,600	21,774
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	233,200	24,938
PT Bisi International Tbk	103,400	11,174
Salim Ivomas Pratama Tbk PT	184,800	4,989
Sawit Sumbermas Sarana Tbk PT	136,400	20,197

		278,968
IRELAND — 0.29%
Origin Enterprises PLC	9,636	68,694

		68,694
ISRAEL — 0.80%
Israel Chemicals Ltd.	39,204	151,708
Israel Corp. Ltd. (The)	264	37,630

		189,338
ITALY — 2.03%
CNH Industrial NV	72,314	482,044

		482,044
JAPAN — 7.04%
Hokuto Corp.	2,200	39,566
Iseki & Co. Ltd.	22,000	36,837
Kubota Corp.	88,000	1,127,725
Kumiai Chemical Industry Co. Ltd.	2,200	22,083
Maruha Nichiro Corp.	2,200	43,854
NH Foods Ltd.	14,000	294,574
Nihon Nohyaku Co. Ltd.	4,400	24,051
Nippon Beet Sugar Manufacturing Co. Ltd.	7,000	11,907
Sakata Seed Corp.	2,200	53,541
YAMABIKO Corp.	2,200	14,345

		1,668,483
MALAYSIA — 2.61%
Boustead Plantations Bhd	44,000	16,114

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 29, 2016

Security	Shares	Value
Felda Global Ventures Holdings Bhd[b]	99,000	$36,021
Genting Plantations Bhd	17,600	45,371
IOI Corp. Bhd	220,000	245,898
Kuala Lumpur Kepong Bhd	33,000	186,778
Kulim Malaysia Bhd	30,800	28,346
QL Resources Bhd	41,050	43,246
TDM Bhd	83,600	13,420
TSH Resources Bhd	6,800	3,008

		618,202
MEXICO — 0.22%
Industrias Bachoco SAB de CV Series B	13,200	53,225

		53,225
NETHERLANDS — 0.52%
OCI NVa	6,732	122,703

		122,703
NORWAY — 5.11%
Austevoll Seafood ASA	6,908	47,149
Bakkafrost P/F	3,036	108,656
Leroy Seafood Group ASA	1,628	68,536
Marine Harvest ASA	25,828	369,153
Salmar ASA	3,916	80,856
Yara International ASA	13,772	534,912

		1,209,262
POLAND — 0.34%
Grupa Azoty SAa	3,388	79,608

		79,608
RUSSIA — 0.14%
Acron JSC	640	32,238

		32,238
SINGAPORE — 2.35%
Bumitama Agri Ltd.[b]	30,600	16,316
First Resources Ltd.[b]	44,000	59,593
Golden Agri-Resources Ltd.[a]	539,000	141,787
Indofood Agri Resources Ltd.[b]	44,000	13,764
Japfa Ltd.[a,b]	28,600	10,167
Wilmar International Ltd.	143,000	316,185

		557,812
SOUTH AFRICA — 0.47%
Astral Foods Ltd.	2,970	18,759
Illovo Sugar Ltd.	17,292	22,457
Oceana Group Ltd.	3,124	22,760
Tongaat Hulett Ltd.	8,140	47,670

		111,646

Security	Shares	Value
SOUTH KOREA — 0.36%
Dongwon Industries Co. Ltd.	88	$19,568
Easy Bio Inc.[a]	2,970	12,320
Farmsco[a]	924	9,190
Harim Co. Ltd.[a]	2,057	6,703
Namhae Chemical Corp.[a]	1,716	12,391
Nong Woo Bio Co. Ltd.	638	11,633
Silla Co. Ltd.[a]	526	6,465
TS Corp./Korea	308	6,339

		84,609
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.09%
Scandi Standard AB	3,234	21,368

		21,368
SWITZERLAND — 12.18%
Syngenta AG Registered	7,150	2,883,690

		2,883,690
TAIWAN — 0.38%
Taiwan Fertilizer Co. Ltd.	66,000	88,975

		88,975
THAILAND — 0.65%
Charoen Pokphand Foods PCL NVDR	232,100	123,769
GFPT PCL NVDR	42,900	14,689
Kaset Thai International Sugar Corp. PCL	24,100	4,735
Khon Kaen Sugar Industry PCL NVDR	88,140	9,747

		152,940
TURKEY — 0.07%
Gubre Fabrikalari TAS	8,558	15,814

		15,814
UNITED KINGDOM — 0.11%
Sirius Minerals PLC[a]	144,782	25,725

		25,725
UNITED STATES — 45.85%
AGCO Corp.	5,302	262,396
AgroFresh Solutions Inc.[a]	1,716	8,391
Alico Inc.	308	7,373
American Vanguard Corp.	2,354	29,684
Archer-Daniels-Midland Co.	45,892	1,604,384
Bunge Ltd.	10,912	542,545
Cal-Maine Foods Inc.	2,332	124,482

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 29, 2016

Security	Shares	Value
CF Industries Holdings Inc.	17,974	$655,332
Darling Ingredients Inc.[a]	12,782	115,166
Deere & Co.	23,848	1,912,133
FMC Corp.	10,406	391,682
Fresh Del Monte Produce Inc.	2,728	109,420
Ingredion Inc.	5,456	552,256
Intrepid Potash Inc.[a]	5,412	5,358
Lindsay Corp.	902	65,305
Monsanto Co.	33,836	3,044,902
Mosaic Co. (The)	24,574	654,897
Omega Protein Corp.[a]	1,760	41,800
Sanderson Farms Inc.	1,540	140,540
Scotts Miracle-Gro Co. (The) Class A	3,498	241,432
Titan International Inc.	3,982	20,189
Toro Co. (The)	4,136	329,639

		10,859,306

TOTAL COMMON STOCKS
(Cost: $29,649,012)		23,128,841

INVESTMENT COMPANIES — 1.28%

INDIA — 1.28%
iShares India 50 ETF[d]	12,843	302,453

		302,453

TOTAL INVESTMENT COMPANIES
(Cost: $358,436)		302,453

PREFERRED STOCKS — 0.56%

CHILE — 0.56%
Sociedad Quimica y Minera de Chile SA Series B	7,502	134,244

		134,244

TOTAL PREFERRED STOCKS
(Cost: $203,022)		134,244

SHORT-TERM INVESTMENTS — 4.11%

MONEY MARKET FUNDS — 4.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	919,096	919,096
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	46,643	46,643

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	7,154	$7,154

		972,893

TOTAL SHORT-TERM INVESTMENTS
(Cost: $972,893)		972,893

TOTAL INVESTMENTS IN SECURITIES — 103.61%
(Cost: $31,183,363)		24,538,431
Other Assets, Less Liabilities — (3.61)%		(855,644)

NET ASSETS — 100.00%		$23,682,787

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 97.34%

AUSTRALIA — 1.51%
AWE Ltd.[a,b]	8,442	$2,925
Beach Energy Ltd.[b]	19,891	7,530
Karoon Gas Australia Ltd.[a,b]	4,716	4,800
Oil Search Ltd.	23,184	110,615
Santos Ltd.	29,016	68,599
Whitehaven Coal Ltd.[a,b]	12,240	4,808
Woodside Petroleum Ltd.	12,690	229,768

		429,045
AUSTRIA — 0.25%
OMV AG	2,664	69,991

		69,991
BRAZIL — 0.32%
Petroleo Brasileiro SAa	46,800	86,442
QGEP Participacoes SA	3,600	3,791

		90,233
CANADA — 7.75%
Advantage Oil & Gas Ltd.[a,b]	3,114	15,816
ARC Resources Ltd.	5,711	75,677
Bankers Petroleum Ltd.[a]	3,798	2,551
Baytex Energy Corp.[b]	3,458	7,888
Bellatrix Exploration Ltd.[a,b]	4,104	4,696
Birchcliff Energy Ltd.[a]	1,890	7,060
Bonavista Energy Corp.	2,808	4,871
Bonterra Energy Corp.	504	7,140
Cameco Corp.	6,462	78,139
Canadian Natural Resources Ltd.	18,684	390,066
Cardinal Energy Ltd.	959	4,963
Cenovus Energy Inc.	14,022	160,240
Crescent Point Energy Corp.	8,406	102,329
Crew Energy Inc.[a]	3,186	7,526
Denison Mines Corp.[a,b]	4,842	2,216
Encana Corp.	13,896	60,012
Enerplus Corp.	3,780	10,939
Freehold Royalties Ltd.	919	7,252
Husky Energy Inc.	6,067	66,063
Imperial Oil Ltd.	5,508	175,617
Kelt Exploration Ltd.[a]	2,275	6,029
MEG Energy Corp.[a,b]	2,772	8,697
NuVista Energy Ltd.[a]	2,628	8,575
Pacific Exploration and Production Corp.[a,b]	1,656	1,626
Painted Pony Petroleum Ltd.[a]	1,746	4,924

Security	Shares	Value
Paramount Resources Ltd. Class Aa,b	1,224	$5,268
Parex Resources Inc.[a]	1,800	12,982
Pengrowth Energy Corp.	10,117	7,543
Penn West Petroleum Ltd.[b]	2,124	2,007
Peyto Exploration & Development Corp.	2,646	54,381
PrairieSky Royalty Ltd.	2,592	42,154
Raging River Exploration Inc.[a]	3,474	24,133
Seven Generations Energy Ltd.[a]	1,782	20,430
Suncor Energy Inc.	26,651	650,831
Surge Energy Inc.	4,896	7,735
TORC Oil & Gas Ltd.	1,404	6,343
Tourmaline Oil Corp.[a]	3,276	60,340
Vermilion Energy Inc.	2,124	57,702
Whitecap Resources Inc.	3,978	22,466

		2,195,227
CHINA — 2.52%
China Coal Energy Co. Ltd. Class Hb	72,000	24,074
China Shenhua Energy Co. Ltd. Class H	54,000	75,832
CNOOC Ltd.	306,000	313,235
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	72
Kunlun Energy Co. Ltd.	72,000	51,480
MIE Holdings Corp.[a]	32,000	3,498
PetroChina Co. Ltd. Class H	360,000	231,014
Yanzhou Coal Mining Co. Ltd. Class Hb	36,000	15,370

		714,575
COLOMBIA — 0.11%
Ecopetrol SA	94,284	32,384

		32,384
FINLAND — 0.26%
Neste OYJ	2,358	74,070

		74,070
FRANCE — 5.80%
Esso SA Francaise[a]	72	3,176
Etablissements Maurel et Prom[a,b]	5,591	15,795
Total SA	36,162	1,625,699

		1,644,670
GREECE — 0.01%
Motor Oil Hellas Corinth Refineries SA	176	1,779

		1,779
HUNGARY — 0.12%
MOL Hungarian Oil & Gas PLC	702	34,212

		34,212

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 29, 2016

Security	Shares	Value
INDIA — 1.37%
Reliance Industries Ltd. GDR[c]	13,734	$388,672

		388,672
INDONESIA — 0.11%
Adaro Energy Tbk PT	343,800	15,555
Sugih Energy Tbk PTa	556,200	16,222

		31,777
ISRAEL — 0.10%
Naphtha Israel Petroleum Corp. Ltd.[a]	1,099	5,245
Oil Refineries Ltd.[a]	26,191	9,967
Paz Oil Co. Ltd.	90	13,675

		28,887
ITALY — 2.17%
Eni SpA	42,390	596,462
ERG SpA	972	11,881
Saras SpA[a]	4,074	6,574

		614,917
JAPAN — 1.32%
Cosmo Energy Holdings Co. Ltd.[a]	1,800	19,296
Idemitsu Kosan Co. Ltd.	1,800	27,301
INPEX Corp.	18,000	130,206
Japan Petroleum Exploration Co. Ltd.	100	2,147
JX Holdings Inc.	41,400	161,052
Nippon Coke & Engineering Co. Ltd.	7,200	4,848
Showa Shell Sekiyu KK	3,600	28,194

		373,044
NORWAY — 1.06%
Det Norske Oljeselskap ASA[a,b]	1,962	13,729
DNO ASA[a,b]	14,238	10,281
Statoil ASA	18,918	275,815

		299,825
POLAND — 0.35%
Grupa Lotos SAa	1,710	10,875
Lubelski Wegiel Bogdanka SA	134	1,069
Polski Koncern Naftowy ORLEN SA	5,490	87,756

		99,700
PORTUGAL — 0.25%
Galp Energia SGPS SA	6,324	69,469

		69,469
RUSSIA — 2.35%
Lukoil PJSC	4,215	150,670
Lukoil PJSC ADR	4,439	157,584
Novatek OAO GDR[d]	1,501	129,836

Security	Shares	Value
Rosneft OAO	9,280	$35,386
Rosneft OAO GDR[d]	5,624	21,186
Surgutneftegas OAO	57,600	30,165
Surgutneftegas OAO ADR	5,760	29,578
Tatneft PAO Class S	26,280	112,151

		666,556
SOUTH AFRICA — 0.05%
Exxaro Resources Ltd.	3,186	14,573

		14,573
SOUTH KOREA — 0.63%
S-Oil Corp.	864	55,192
SK Innovation Co. Ltd.	1,044	122,406

		177,598
SPAIN — 0.69%
Repsol SA	18,999	196,607

		196,607
SWEDEN — 0.21%
Lundin Petroleum ABa	3,762	58,649

		58,649
THAILAND — 0.41%
Bangchak Petroleum PCL (The) NVDR	9,000	7,767
Banpu PCL NVDR[b]	23,400	12,019
Esso Thailand PCL NVDR[a]	39,600	5,668
IRPC PCL NVDR	187,200	23,013
PTT Exploration & Production PCL NVDR	21,631	41,131
Thai Oil PCL NVDR	14,400	25,664

		115,262
TURKEY — 0.21%
Tupras Turkiye Petrol Rafinerileri ASa	2,358	60,570

		60,570
UNITED KINGDOM — 16.10%
Amerisur Resources PLC[a,b]	24,318	9,404
BP PLC	279,198	1,367,458
Cairn Energy PLC[a]	16,236	37,085
EnQuest PLC[a,b]	36,072	7,038
Faroe Petroleum PLC[a,b]	6,786	6,052
Gulf Keystone Petroleum Ltd.[a,b]	26,411	5,153
Ophir Energy PLC[a,b]	18,684	20,245
Premier Oil PLC[a]	16,308	9,034
Royal Dutch Shell PLC Class A	65,646	1,507,203
Royal Dutch Shell PLC Class B	65,880	1,510,281
SOCO International PLC	6,066	13,969
Stobart Group Ltd.	10,998	16,093

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 29, 2016

Security	Shares	Value
Tullow Oil PLC[a,b]	22,968	$54,094

		4,563,109
UNITED STATES — 51.31%
Alon USA Energy Inc.	144	1,420
Anadarko Petroleum Corp.	8,622	327,205
Antero Resources Corp.[a]	1,368	31,259
Apache Corp.	6,416	245,604
Bill Barrett Corp.[a]	846	2,420
Bonanza Creek Energy Inc.[a]	738	1,373
Cabot Oil & Gas Corp.	7,164	144,211
California Resources Corp.	6,495	3,651
Callon Petroleum Co.[a]	1,404	8,958
Carrizo Oil & Gas Inc.[a]	900	19,350
Chesapeake Energy Corp.	9,540	24,899
Chevron Corp.	31,500	2,628,360
Cimarex Energy Co.	1,620	136,129
Clayton Williams Energy Inc.[a]	108	1,580
Cobalt International Energy Inc.[a]	4,860	12,928
Concho Resources Inc.[a]	2,214	199,791
ConocoPhillips	20,736	701,499
CONSOL Energy Inc.	3,276	28,272
Continental Resources Inc./OKa	1,746	40,472
CVR Energy Inc.	288	6,811
Delek U.S. Holdings Inc.	918	14,523
Denbury Resources Inc.	6,552	8,387
Devon Energy Corp.	7,664	150,827
Diamondback Energy Inc.[a]	1,116	79,515
Energen Corp.	1,350	35,748
EOG Resources Inc.	9,270	600,140
EQT Corp.	2,610	145,481
Exxon Mobil Corp.	69,560	5,575,234
Gulfport Energy Corp.[a]	1,782	42,768
Halcon Resourses Corp.[a]	496	288
Hess Corp.	4,428	193,061
HollyFrontier Corp.	3,006	101,663
Kosmos Energy Ltd.[a]	1,746	8,520
Laredo Petroleum Inc.[a]	2,556	13,061
LinnCo LLC	1,981	490
Marathon Oil Corp.	11,736	96,353
Marathon Petroleum Corp.	8,928	305,784
Matador Resources Co.[a]	1,170	18,884
Memorial Resource Development Corp.[a]	1,530	14,795
Murphy Oil Corp.	3,078	52,880
Newfield Exploration Co.[a]	2,700	73,521

Security	Shares	Value
Noble Energy Inc.	7,226	$213,167
Northern Oil and Gas Inc.[a]	1,530	5,110
Oasis Petroleum Inc.[a]	2,142	11,545
Occidental Petroleum Corp.	12,798	880,758
Parsley Energy Inc. Class Aa	1,440	26,467
PBF Energy Inc.	1,548	46,750
PDC Energy Inc.[a]	684	34,275
Peabody Energy Corp.	137	334
Pioneer Natural Resources Co.	2,698	325,190
QEP Resources Inc.	2,916	28,460
Range Resources Corp.	3,006	71,332
RSP Permian Inc.[a]	972	23,241
Sanchez Energy Corp.[a]	705	2,510
SM Energy Co.	1,242	11,228
Southwestern Energy Co.[a]	6,552	37,871
Stone Energy Corp.[a]	972	1,507
Synergy Resources Corp.[a]	972	6,075
Tesoro Corp.	2,052	165,555
Ultra Petroleum Corp.[a]	2,574	916
Valero Energy Corp.	8,152	489,772
W&T Offshore Inc.[a]	1,080	1,966
Western Refining Inc.	1,278	34,084
Whiting Petroleum Corp.[a]	3,494	14,011
WPX Energy Inc.[a]	3,204	13,168

		14,543,407

TOTAL COMMON STOCKS
(Cost: $36,605,664)		27,588,808

PREFERRED STOCKS — 0.55%

BRAZIL — 0.31%
Petroleo Brasileiro SA	68,400	88,351

		88,351
RUSSIA — 0.24%
Surgutneftegas OAO	115,200	67,699

		67,699

TOTAL PREFERRED STOCKS
(Cost: $309,571)		156,050

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 29, 2016

Security	Shares	Value
WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	215,732	215,732
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	10,948	10,948
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	9,542	9,542

		236,222

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,222)		236,222

TOTAL INVESTMENTS IN SECURITIES — 98.73%
(Cost: $37,151,457)		27,981,080
Other Assets, Less Liabilities — 1.27%		361,013

NET ASSETS — 100.00%		$28,342,093

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 99.67%

AUSTRALIA — 7.94%
Newcrest Mining Ltd.[a]	400,861	$5,010,512
St. Barbara Ltd.[a]	944,542	1,264,948

		6,275,460
CANADA — 53.22%
Agnico Eagle Mines Ltd.	98,623	3,466,293
Alacer Gold Corp.[a,b]	455,866	912,001
Alamos Gold Inc. Class A	370,367	1,695,169
Barrick Gold Corp.	719,311	9,983,055
Centerra Gold Inc.	242,987	1,334,581
China Gold International Resources Corp. Ltd.[a]	560,472	935,086
Eldorado Gold Corp.	663,546	1,983,878
Goldcorp Inc.	497,747	7,143,217
IAMGOLD Corp.[a,b]	612,389	1,482,826
Kinross Gold Corp.[a]	1,139,279	3,330,537
Kirkland Lake Gold Inc.[a]	220,219	1,328,207
Lake Shore Gold Corp.[a]	954,771	1,282,802
New Gold Inc.[a,b]	639,023	2,160,583
Primero Mining Corp.[a,b]	362,840	594,644
SEMAFO Inc.[a]	452,971	1,605,094
Yamana Gold Inc.	998,196	2,822,302

		42,060,275
HONG KONG — 1.47%
G-Resources Group Ltd.	41,109,000	1,163,041

		1,163,041
PERU — 1.71%
Cia. de Minas Buenaventura SA ADR[a]	258,041	1,346,974

		1,346,974
SOUTH AFRICA — 15.12%
AngloGold Ashanti Ltd.[a]	301,852	3,906,030
Gold Fields Ltd.	771,035	3,201,879
Harmony Gold Mining Co. Ltd.[a,b]	590,773	1,913,989
Sibanye Gold Ltd.	810,793	2,928,325

		11,950,223
TURKEY — 0.99%
Koza Altin Isletmeleri AS	142,241	781,777

		781,777

Security	Shares	Value
UNITED KINGDOM — 7.16%
Acacia Mining PLC	75,656	$261,688
Centamin PLC	1,534,929	1,980,785
Randgold Resources Ltd.	37,810	3,417,077

		5,659,550
UNITED STATES — 12.06%
McEwen Mining Inc.	626,671	1,146,808
Newmont Mining Corp.	324,433	8,380,104

		9,526,912

TOTAL COMMON STOCKS
(Cost: $80,515,901)		78,764,212

SHORT-TERM INVESTMENTS — 3.16%

MONEY MARKET FUNDS — 3.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,243,308	2,243,308
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	113,845	113,845
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	138,848	138,848

		2,496,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,496,001)		2,496,001

TOTAL INVESTMENTS IN SECURITIES — 102.83%
(Cost: $83,011,902)		81,260,213
Other Assets, Less Liabilities — (2.83)%		(2,234,984)

NET ASSETS — 100.00%		$79,025,229

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 97.94%

AUSTRALIA — 16.69%
Alumina Ltd.	505,195	$485,324
Arrium Ltd.[a,b]	628,528	8,081
BHP Billiton Ltd.	631,828	7,026,479
BlueScope Steel Ltd.	111,544	437,390
CuDeco Ltd.[a,b]	14,498	11,442
Fortescue Metals Group Ltd.[a]	305,791	445,559
Iluka Resources Ltd.	84,040	403,972
Independence Group NL	84,527	154,556
Jacana Minerals Ltd.[a,b]	6,808	—
Metals X Ltd.	60,356	40,307
OZ Minerals Ltd.	64,558	232,397
Rio Tinto Ltd.	83,849	2,412,335
Sandfire Resources NL	29,605	120,317
Sims Metal Management Ltd.	33,807	162,265
South32 Ltd.[b]	1,053,174	940,287
Syrah Resources Ltd.[a,b]	38,391	121,474
Western Areas Ltd.[a]	41,638	61,859

		13,064,044
AUSTRIA — 0.82%
Voestalpine AG	22,156	642,765

		642,765
BELGIUM — 0.49%
Bekaert SA	7,258	259,771
Nyrstar NVa,b	165,506	121,386

		381,157
BRAZIL — 1.16%
Cia. Siderurgica Nacional SA	122,000	159,425
Vale SA	253,400	752,055

		911,480
CANADA — 3.81%
Altius Minerals Corp.[a]	7,831	55,903
Canam Group Inc.	7,640	71,459
Dominion Diamond Corp.	17,763	186,468
First Quantum Minerals Ltd.	136,183	495,631
HudBay Minerals Inc.	48,132	141,774
Imperial Metals Corp.[a,b]	10,123	37,365
Ivanhoe Mines Ltd. Class Ab	108,488	54,460
Labrador Iron Ore Royalty Corp.	11,460	85,108
Lucara Diamond Corp.	65,322	118,145
Lundin Mining Corp.[b]	128,543	356,800
Major Drilling Group International Inc.	17,954	84,429

Security	Shares	Value
Nevsun Resources Ltd.	39,204	$127,342
Stornoway Diamond Corp.[b]	103,522	71,837
Teck Resources Ltd. Class Ba	112,117	648,071
Turquoise Hill Resources Ltd.[b]	200,932	443,516

		2,978,308
CHILE — 0.05%
CAP SA	15,708	38,062

		38,062
CHINA — 1.09%
Aluminum Corp. of China Ltd. Class Ha,b	764,000	261,343
China Daye Non-Ferrous Metals Mining Ltd.[b]	1,146,000	19,601
China Metal Recycling Holdings Ltd.[b]	132,000	—
China Rare Earth Holdings Ltd.[a,b]	383,200	27,103
CITIC Dameng Holdings Ltd.[a,b]	382,000	18,176
Honbridge Holdings Ltd.[b]	200,000	13,374
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	91,074	76,593
Jiangxi Copper Co. Ltd. Class H	241,000	251,347
MMG Ltd.[a,b]	160,000	32,715
North Mining Shares Co. Ltd.[a,b]	3,820,000	44,212
Shougang Concord International Enterprises Co. Ltd.[a,b]	1,528,000	40,086
Shougang Fushan Resources Group Ltd.[a]	382,000	43,230
Tiangong International Co. Ltd.	164,000	12,021
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	191,000	16,948

		856,749
EGYPT — 0.05%
Ezz Steel[b]	44,480	36,356

		36,356
FINLAND — 0.25%
Outokumpu OYJ[a,b]	58,068	198,115

		198,115
FRANCE — 1.39%
APERAM SAb	9,241	315,683
ArcelorMittal[a]	191,191	742,666
Eramet[a,b]	1,337	28,037

		1,086,386
GERMANY — 2.20%
Aurubis AG	7,258	329,011

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 29, 2016

Security	Shares	Value
Salzgitter AGa	7,640	$174,783
ThyssenKrupp AG	71,816	1,218,465

		1,722,259
GREECE — 0.04%
Mytilineos Holdings SA	8,031	28,796

		28,796
INDIA — 0.70%
Tata Steel Ltd. GDR[c]	149,362	548,905

		548,905
INDONESIA — 0.38%
Aneka Tambang Persero Tbk PTb	1,871,838	50,954
Hanson International Tbk PTb	3,056,000	195,399
Krakatau Steel Persero Tbk PTb	534,800	14,718
Timah Persero Tbk PT	770,067	32,825

		293,896
JAPAN — 11.49%
Asahi Holdings Inc.	4,900	63,727
Dowa Holdings Co. Ltd.	31,000	177,417
Hitachi Metals Ltd.	31,000	330,117
JFE Holdings Inc.	98,800	1,183,412
Kobe Steel Ltd.	764,000	588,864
Maruichi Steel Tube Ltd.	19,100	519,486
Mitsubishi Materials Corp.	206,000	580,359
Mitsui Mining & Smelting Co. Ltd.	67,000	103,282
Nakayama Steel Works Ltd.[b]	191,000	111,681
Neturen Co. Ltd.	1,600	10,263
Nippon Denko Co. Ltd.	114,600	168,537
Nippon Light Metal Holdings Co. Ltd.	191,000	297,816
Nippon Steel & Sumitomo Metal Corp.	163,140	2,818,365
Nippon Yakin Kogyo Co. Ltd.[a,b]	152,800	158,384
Nisshin Steel Co. Ltd.	19,100	226,239
OSAKA Titanium Technologies Co. Ltd.	1,800	28,561
Sumitomo Metal Mining Co. Ltd.	86,000	923,810
Toho Titanium Co. Ltd.[a,b]	6,200	52,072
Tokyo Steel Manufacturing Co. Ltd.	38,200	244,345
TOPY Industries Ltd.	44,000	84,979
Toyo Kohan Co. Ltd.	38,200	99,836
UACJ Corp.	43,386	90,712
Yamato Kogyo Co. Ltd.	6,500	134,175

		8,996,439

Security	Shares	Value
MALAYSIA — 0.06%
Press Metal Bhd	95,500	$48,148

		48,148
MEXICO — 2.24%
Grupo Mexico SAB de CV Series B	744,900	1,571,180
Grupo Simec SAB de CV Series Ba,b	19,100	44,469
Industrias CH SAB de CV Series Ba,b	25,000	74,238
Minera Frisco SAB de CV Series A1[a,b]	133,700	65,568

		1,755,455
NORWAY — 1.37%
Norsk Hydro ASA	270,456	1,075,594

		1,075,594
PERU — 0.98%
Southern Copper Corp.[a]	31,897	763,614

		763,614
PHILIPPINES — 0.04%
Nickel Asia Corp.	319,800	33,561

		33,561
POLAND — 0.70%
Boryszew SA	31,706	35,680
Jastrzebska Spolka Weglowa SAb	9,932	25,583
KGHM Polska Miedz SA	28,650	486,766

		548,029
RUSSIA — 2.52%
Alrosa PAO	247,000	228,722
Mechel[b]	15,563	28,013
MMC Norilsk Nickel PJSC	11,269	1,363,516
Severstal PAO	42,020	354,333

		1,974,584
SINGAPORE — 0.06%
Midas Holdings Ltd.[a]	234,000	44,087

		44,087
SOUTH AFRICA — 1.11%
African Rainbow Minerals Ltd.	21,392	118,175
Anglo American Platinum Ltd.[b]	10,887	225,804
Assore Ltd.	7,067	57,584
Impala Platinum Holdings Ltd.[b]	125,296	265,596
Northam Platinum Ltd.[a,b]	72,771	154,671
Royal Bafokeng Platinum Ltd.[b]	18,718	44,468

		866,298
SOUTH KOREA — 5.04%
Dongkuk Steel Mill Co. Ltd.[b]	12,676	60,269

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 29, 2016

Security	Shares	Value
Hyundai Steel Co.	15,471	$695,551
Jenax Inc.[b]	2,674	35,460
KISCO Corp.	961	29,140
KISWIRE Ltd.[b]	1,237	39,960
Korea Zinc Co. Ltd.[b]	1,719	620,630
Kumkang Kind Co. Ltd.	350	9,269
Poongsan Corp.	4,202	94,967
Poongsan Holdings Corp.	1,146	36,696
POSCO	13,561	2,176,646
POSCO Chemtech Co. Ltd.	4,775	44,982
Seah Besteel Corp.	2,483	54,611
SeAH Holdings Corp.	191	20,155
SeAH Steel Corp.	600	28,042

		3,946,378
SPAIN — 0.44%
Acerinox SAa	28,459	312,314
Tubacex SAa	15,853	29,799

		342,113
SWEDEN — 1.43%
Boliden AB	54,435	820,115
Granges AB	12,224	98,915
SSAB AB Class Aa,b	44,916	121,848
SSAB AB Class Ba,b	33,616	78,043

		1,118,921
SWITZERLAND — 0.08%
Schmolz + Bickenbach AG Registered[b]	109,443	59,337

		59,337
TAIWAN — 2.64%
China Metal Products	191,011	151,742
China Steel Corp.	2,483,612	1,539,552
Chung Hung Steel Corp.[b]	69,000	12,541
Feng Hsin Steel Co. Ltd.	191,000	224,726
TA Chen Stainless Pipe	32,582	15,393
Ton Yi Industrial Corp.	70,000	32,544
Tung Ho Steel Enterprise Corp.	75,000	45,476
Yieh Phui Enterprise Co. Ltd.	191,440	46,201

		2,068,175
THAILAND — 0.05%
STP & I PCL NVDR	121,760	39,983

		39,983
TURKEY — 0.54%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	9,036	20,734

Security	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	272,939	$318,681
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Aa	20,840	9,169
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	165,047	60,884
Koza Anadolu Metal Madencilik Isletmeleri ASb	37,252	13,742

		423,210
UNITED KINGDOM — 23.70%
African Minerals Ltd.[a,b]	69,505	1
Anglo American PLC	275,231	1,842,056
Antofagasta PLC	78,883	543,061
BHP Billiton PLC	414,661	4,206,905
Evraz PLC[b]	72,774	69,420
Ferrexpo PLC	35,718	12,693
Gem Diamonds Ltd.	29,605	47,240
Glencore PLC	2,414,049	4,482,821
KAZ Minerals PLC[a,b]	55,199	116,542
Lonmin PLC[a,b]	57,491	74,912
Petra Diamonds Ltd.[a]	111,162	145,233
Rio Tinto PLC	246,390	6,537,748
Vedanta Ltd. ADR	96,317	405,495
Vedanta Resources PLC[a]	16,426	63,203

		18,547,330
UNITED STATES — 14.33%
AK Steel Holding Corp.[a,b]	36,099	103,243
Alcoa Inc.	258,423	2,307,717
Allegheny Technologies Inc.	20,246	271,499
Carpenter Technology Corp.	9,741	289,503
Century Aluminum Co.[b]	10,696	76,477
Cliffs Natural Resources Inc.[a,b]	27,886	60,234
Commercial Metals Co.	22,729	333,889
Compass Minerals International Inc.	7,067	479,425
Freeport-McMoRan Inc.[a]	217,931	1,662,814
Haynes International Inc.	2,483	76,477
Kaiser Aluminum Corp.	3,820	292,650
Materion Corp.	4,202	109,588
Nucor Corp.	62,839	2,472,086
Reliance Steel & Aluminum Co.	14,325	872,249
Schnitzer Steel Industries Inc. Class A	4,966	72,702
Steel Dynamics Inc.	47,559	865,098
Stillwater Mining Co.[b]	25,212	211,529
SunCoke Energy Inc.	11,269	53,302
TimkenSteel Corp.	5,921	45,769

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 29, 2016

Security	Shares	Value
U.S. Steel Corp.[a]	27,886	$254,320
Worthington Industries Inc.	9,741	303,043

		11,213,614

TOTAL COMMON STOCKS
(Cost: $127,214,313)		76,652,148

PREFERRED STOCKS — 1.33%

BRAZIL — 1.33%
Bradespar SA	38,200	38,687
Gerdau SA	171,900	152,491
Metalurgica Gerdau SA	95,500	29,039
Vale SA	382,000	821,732

		1,041,949

TOTAL PREFERRED STOCKS
(Cost: $2,266,790)		1,041,949

RIGHTS — 0.00%

AUSTRALIA — 0.00%
CuDeco Ltd.[a,b]	3,624	790

		790

TOTAL RIGHTS
(Cost: $0)		790

SHORT-TERM INVESTMENTS — 7.22%

MONEY MARKET FUNDS — 7.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	5,329,429	5,329,429
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	270,462	270,462
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	50,885	50,885

		5,650,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,650,776)		5,650,776

TOTAL INVESTMENTS IN SECURITIES — 106.49%
(Cost: $135,131,879)		83,345,663
Other Assets, Less Liabilities — (6.49)%		(5,080,272)

NET ASSETS — 100.00%		$78,265,391

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 100.45%

CANADA — 58.50%
Alexco Resource Corp.[a]	371,952	$241,634
Americas Silver Corp.[a]	1,303,354	168,380
Dalradian Resources Inc.[a]	425,308	279,436
Endeavour Silver Corp.[a,b]	169,780	284,513
Excellon Resources Inc.[a]	576,628	168,144
First Majestic Silver Corp.[a,b]	178,906	829,418
Fortuna Silver Mines Inc.[a]	165,282	568,592
GoGold Resources Inc.[a]	249,782	191,771
Great Panther Silver Ltd.[a]	398,008	264,438
Levon Resources Ltd.[a]	1,103,874	122,236
MAG Silver Corp.[a,b]	84,760	602,568
Mandalay Resources Corp.	505,986	336,179
Minco Silver Corp.[a]	445,900	190,921
Pan American Silver Corp.	89,856	861,678
Silver Standard Resources Inc.[a,b]	93,704	542,329
Silver Wheaton Corp.	264,056	4,159,866
Silvercorp Metals Inc.[b]	340,470	291,559
Tahoe Resources Inc.	103,402	954,938

		11,058,600
CHINA — 1.23%
China Silver Group Ltd.[b]	1,002,000	233,229

		233,229
HONG KONG — 3.72%
G-Resources Group Ltd.[b]	24,882,000	703,952

		703,952
MEXICO — 5.41%
Industrias Penoles SAB de CV	86,710	1,021,804

		1,021,804
PERU — 4.53%
Cia. de Minas Buenaventura SA ADR[a]	164,086	856,529

		856,529
UNITED KINGDOM — 14.13%
Fresnillo PLC	165,074	2,300,471
Hochschild Mining PLC[a]	379,054	369,775

		2,670,246
UNITED STATES — 12.93%
Coeur Mining Inc.[a]	165,958	640,598
Golden Minerals Co.[a]	497,901	178,000
Hecla Mining Co.	350,870	908,753
McEwen Mining Inc.	307,840	563,347

Security	Shares	Value
Solitario Exploration & Royalty Corp.[a]	285,875	$152,657

		2,443,355

TOTAL COMMON STOCKS
(Cost: $20,876,238)		18,987,715

SHORT-TERM INVESTMENTS — 9.75%

MONEY MARKET FUNDS — 9.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	1,743,271	1,743,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	88,469	88,469
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	12,019	12,019

		1,843,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,843,759)		1,843,759

TOTAL INVESTMENTS IN SECURITIES — 110.20%
(Cost: $22,719,997)		20,831,474
Other Assets, Less Liabilities — (10.20)%		(1,928,516)

NET ASSETS — 100.00%		$18,902,958

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$29,852,034	$36,915,235	$80,515,901
Affiliated (Note 2)	1,331,329	236,222	2,496,001

Total cost of investments	$31,183,363	$37,151,457	$83,011,902

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,263,085	$27,744,858	$78,764,212
Affiliated (Note 2)	1,275,346	236,222	2,496,001

Total fair value of investments	24,538,431	27,981,080	81,260,213
Foreign currency, at value[b]	21,102	338,134	27,436
Receivables:
Investment securities sold	246,328	154,534	4,288,049
Dividends and interest	42,653	201,739	22,930
Tax reclaims	40,457	352	—

Total Assets	24,888,971	28,675,839	85,598,628

LIABILITIES
Payables:
Investment securities purchased	233,232	98,587	4,194,583
Collateral for securities on loan (Note 1)	965,739	226,680	2,357,153
Investment advisory fees (Note 2)	7,213	8,479	21,663

Total Liabilities	1,206,184	333,746	6,573,399

NET ASSETS	$23,682,787	$28,342,093	$79,025,229

Net assets consist of:
Paid-in capital	$32,233,056	$38,428,513	$109,340,327
Undistributed (distributions in excess of) net investment income	74,100	188,554	(30,574)
Accumulated net realized loss	(1,975,644)	(1,104,355)	(28,529,528)
Net unrealized depreciation	(6,648,725)	(9,170,619)	(1,754,996)

NET ASSETS	$23,682,787	$28,342,093	$79,025,229

Shares outstanding[c]	1,100,000	1,800,000	9,650,000

Net asset value per share	$21.53	$15.75	$8.19

[a]	Securities on loan with values of $894,143, $211,398 and $2,228,312, respectively. See Note 1.
[b]	Cost of foreign currency: $21,494, $338,187 and $27,305, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$129,481,103	$20,876,238
Affiliated (Note 2)	5,650,776	1,843,759

Total cost of investments	$135,131,879	$22,719,997

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$77,694,887	$18,987,715
Affiliated (Note 2)	5,650,776	1,843,759

Total fair value of investments	83,345,663	20,831,474
Foreign currency, at value[b]	128,850	10,048
Receivables:
Investment securities sold	216,924	427,680
Dividends and interest	449,084	7,876
Tax reclaims	10,838	—

Total Assets	84,151,359	21,277,078

LIABILITIES
Payables:
Investment securities purchased	263,173	537,170
Collateral for securities on loan (Note 1)	5,599,891	1,831,740
Investment advisory fees (Note 2)	22,904	5,210

Total Liabilities	5,885,968	2,374,120

NET ASSETS	$78,265,391	$18,902,958

Net assets consist of:
Paid-in capital	$154,383,765	$26,803,138
Undistributed (distributions in excess of) net investment income	79,133	(42,474)
Accumulated net realized loss	(24,403,554)	(5,969,063)
Net unrealized depreciation	(51,793,953)	(1,888,643)

NET ASSETS	$78,265,391	$18,902,958

Shares outstanding[c]	9,550,000	2,600,000

Net asset value per share	$8.20	$7.27

[a]	Securities on loan with values of $5,327,731 and $1,552,537, respectively. See Note 1.
[b]	Cost of foreign currency: $130,721 and $10,174, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$264,379	$528,298	$136,954
Dividends — affiliated (Note 2)	651	—	—
Interest — affiliated (Note 2)	19	23	27
Securities lending income — affiliated — net (Note 2)	22,828	2,760	13,647

Total investment income	287,877	531,081	150,628

EXPENSES
Investment advisory fees (Note 2)	49,660	53,900	100,247

Total expenses	49,660	53,900	100,247
Less investment advisory fees waived (Note 2)	(1,630)	—	—

Net expenses	48,030	53,900	100,247

Net investment income	239,847	477,181	50,381

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(457,802)	(473,340)	(3,830,843)
Investments — affiliated (Note 2)	(2,734)	—	—
In-kind redemptions — unaffiliated	(137,561)	—	—
In-kind redemptions — affiliated (Note 2)	(66)	—	—
Foreign currency transactions	(85)	(17,234)	(5,969)

Net realized loss	(598,248)	(490,574)	(3,836,812)

Net change in unrealized appreciation/depreciation on:
Investments	(2,280,350)	(2,534,195)	29,051,690
Translation of assets and liabilities in foreign currencies	(279)	435	(2,900)

Net change in unrealized appreciation/depreciation	(2,280,629)	(2,533,760)	29,048,790

Net realized and unrealized gain (loss)	(2,878,877)	(3,024,334)	25,211,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,639,030)	$(2,547,153)	$25,262,359

[a]	Net of foreign withholding tax of $16,061, $29,746 and $19,541, respectively.

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,365,280	$29,655
Interest — affiliated (Note 2)	64	5
Securities lending income — affiliated — net (Note 2)	64,207	7,907

Total investment income	1,429,551	37,567

EXPENSES
Investment advisory fees (Note 2)	144,125	26,094

Total expenses	144,125	26,094

Net investment income	1,285,426	11,473

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,935,663)	(1,421,212)
In-kind redemptions — unaffiliated	(844,044)	—
Foreign currency transactions	(2,527)	(502)

Net realized loss	(5,782,234)	(1,421,714)

Net change in unrealized appreciation/depreciation on:
Investments	(14,230,469)	4,387,826
Translation of assets and liabilities in foreign currencies	(805)	427

Net change in unrealized appreciation/depreciation	(14,231,274)	4,388,253

Net realized and unrealized gain (loss)	(20,013,508)	2,966,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,728,082)	$2,978,012

[a]	Net of foreign withholding tax of $37,975 and $4,950, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$239,847	$727,994	$477,181	$682,782
Net realized gain (loss)	(598,248)	226,586	(490,574)	(283,735)
Net change in unrealized appreciation/depreciation	(2,280,629)	(4,642,303)	(2,533,760)	(7,286,015)

Net decrease in net assets resulting from operations	(2,639,030)	(3,687,723)	(2,547,153)	(6,886,968)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(262,387)	(764,487)	(471,376)	(528,102)

Total distributions to shareholders	(262,387)	(764,487)	(471,376)	(528,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57	1,262,653	6,621,203	27,723,504
Cost of shares redeemed	(1,055,827)	(15,565,180)	—	(3,987,605)

Net increase (decrease) in net assets from capital share transactions	(1,055,770)	(14,302,527)	6,621,203	23,735,899

INCREASE (DECREASE) IN NET ASSETS	(3,957,187)	(18,754,737)	3,602,674	16,320,829

NET ASSETS
Beginning of period	27,639,974	46,394,711	24,739,419	8,418,590

End of period	$23,682,787	$27,639,974	$28,342,093	$24,739,419

Undistributed net investment income included in net assets at end of period	$74,100	$96,640	$188,554	$182,749

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	400,000	1,300,000
Shares redeemed	(50,000)	(600,000)	—	(200,000)

Net increase (decrease) in shares outstanding	(50,000)	(550,000)	400,000	1,100,000

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$50,381	$485,776	$1,285,426	$7,527,430
Net realized loss	(3,836,812)	(12,222,666)	(5,782,234)	(18,316,429)
Net change in unrealized appreciation/depreciation	29,048,790	(26,922,563)	(14,231,274)	(46,808,920)

Net increase (decrease) in net assets resulting from operations	25,262,359	(38,659,453)	(18,728,082)	(57,597,919)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(195,138)	(425,675)	(1,461,853)	(7,833,689)

Total distributions to shareholders	(195,138)	(425,675)	(1,461,853)	(7,833,689)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,031,857	19,671,874	39,651,206	98,298,863
Cost of shares redeemed	—	(5,637,066)	(10,414,482)	(147,347,875)

Net increase (decrease) in net assets from capital share transactions	8,031,857	14,034,808	29,236,724	(49,049,012)

INCREASE (DECREASE) IN NET ASSETS	33,099,078	(25,050,320)	9,046,789	(114,480,620)

NET ASSETS
Beginning of period	45,926,151	70,976,471	69,218,602	183,699,222

End of period	$79,025,229	$45,926,151	$78,265,391	$69,218,602

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(30,574)	$114,183	$79,133	$255,560

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	2,700,000	4,250,000	6,750,000
Shares redeemed	—	(750,000)	(1,200,000)	(9,350,000)

Net increase (decrease) in shares outstanding	1,400,000	1,950,000	3,050,000	(2,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Silver Miners ETF
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,473	$76,577
Net realized loss	(1,421,714)	(2,663,929)
Net change in unrealized appreciation/depreciation	4,388,253	(6,307,162)

Net increase (decrease) in net assets resulting from operations	2,978,012	(8,894,514)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,985)	(294,253)

Total distributions to shareholders	(6,985)	(294,253)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,653,225	8,449,898
Cost of shares redeemed	—	(957,750)

Net increase in net assets from capital share transactions	3,653,225	7,492,148

INCREASE (DECREASE) IN NET ASSETS	6,624,252	(1,696,619)

NET ASSETS
Beginning of period	12,278,706	13,975,325

End of period	$18,902,958	$12,278,706

Distributions in excess of net investment income included in net assets at end of period	$(42,474)	$(46,962)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	1,000,000
Shares redeemed	—	(100,000)

Net increase in shares outstanding	600,000	900,000

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.03	$27.29	$24.63	$24.91	$24.88

Income from investment operations:
Net investment income[b]	0.21	0.50	0.58	0.50	0.28
Net realized and unrealized gain (loss)[c]	(2.48)	(3.21)	2.63	(0.46)	(0.05)

Total from investment operations	(2.27)	(2.71)	3.21	0.04	0.23

Less distributions from:
Net investment income	(0.23)	(0.55)	(0.55)	(0.32)	(0.20)

Total distributions	(0.23)	(0.55)	(0.55)	(0.32)	(0.20)

Net asset value, end of period	$21.53	$24.03	$27.29	$24.63	$24.91

Total return	(9.47)%[d]	(10.11)%	13.05%	0.10%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,683	$27,640	$46,395	$35,716	$9,965
Ratio of expenses to average net assets[e]	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.88%	1.87%	2.17%	1.87%	1.93%
Portfolio turnover rate[f]	3%	10%	14%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 3%, 10%, 13%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$17.67	$28.06	$24.06	$23.51	$24.79

Income from investment operations:
Net investment income[b]	0.29	0.68	0.68	0.63	0.43
Net realized and unrealized gain (loss)[c]	(1.93)	(10.61)	3.96	0.55	(1.39)

Total from investment operations	(1.64)	(9.93)	4.64	1.18	(0.96)

Less distributions from:
Net investment income	(0.28)	(0.46)	(0.64)	(0.63)	(0.32)

Total distributions	(0.28)	(0.46)	(0.64)	(0.63)	(0.32)

Net asset value, end of period	$15.75	$17.67	$28.06	$24.06	$23.51

Total return	(9.32)%[d]	(35.63)%	19.44%	5.10%	(3.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,342	$24,739	$8,419	$4,811	$4,701
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	3.45%	3.23%	2.57%	2.61%	3.16%
Portfolio turnover rate[f]	3%	4%	8%	6%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 3%, 4%, 8%, 6% and 5%, respectively. See Note 4.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$5.57	$11.27	$11.60	$20.05	$25.00

Income from investment operations:
Net investment income[b]	0.01	0.07	0.08	0.21	0.15
Net realized and unrealized gain (loss)[c]	2.63	(5.71)	(0.33)	(8.47)	(5.02)

Total from investment operations	2.64	(5.64)	(0.25)	(8.26)	(4.87)

Less distributions from:
Net investment income	(0.02)	(0.06)	(0.08)	(0.19)	(0.08)

Total distributions	(0.02)	(0.06)	(0.08)	(0.19)	(0.08)

Net asset value, end of period	$8.19	$5.57	$11.27	$11.60	$20.05

Total return	47.62%[d]	(50.16)%	(2.01)%	(41.28)%	(19.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,025	$45,926	$70,976	$38,285	$32,084
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.20%	0.88%	0.81%	1.37%	1.25%
Portfolio turnover rate[f]	14%	20%	22%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$10.65	$20.19	$18.11	$19.00	$24.76

Income from investment operations:
Net investment income[b]	0.15	0.81	0.50	0.50	0.37
Net realized and unrealized gain (loss)[c]	(2.41)	(8.96)	2.23	(1.00)	(6.00)

Total from investment operations	(2.26)	(8.15)	2.73	(0.50)	(5.63)

Less distributions from:
Net investment income	(0.19)	(1.39)	(0.65)	(0.39)	(0.13)

Total distributions	(0.19)	(1.39)	(0.65)	(0.39)	(0.13)

Net asset value, end of period	$8.20	$10.65	$20.19	$18.11	$19.00

Total return	(21.18)%[d]	(41.94)%	15.32%	(2.68)%	(22.76)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,265	$69,219	$183,699	$222,808	$123,524
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	3.48%	5.18%	2.53%	2.51%	2.98%
Portfolio turnover rate[f]	5%	17%	18%	11%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 4%, 10%, 15%, 7% and 1%, respectively. See Note 4.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Silver Miners ETF
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$6.14	$12.70	$13.92	$20.94	$24.87

Income from investment operations:
Net investment income[b]	0.01	0.05	0.08	0.16	0.11
Net realized and unrealized gain (loss)[c]	1.12	(6.42)	(1.15)	(6.90)	(3.90)

Total from investment operations	1.13	(6.37)	(1.07)	(6.74)	(3.79)

Less distributions from:
Net investment income	(0.00)[d]	(0.19)	(0.15)	(0.28)	(0.14)

Total distributions	(0.00)[d]	(0.19)	(0.15)	(0.28)	(0.14)

Net asset value, end of period	$7.27	$6.14	$12.70	$13.92	$20.94

Total return	18.47%[e]	(50.51)%	(7.48)%	(32.49)%	(15.18)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,903	$12,279	$13,975	$6,959	$2,094
Ratio of expenses to average net assets[f]	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[f]	0.17%	0.57%	0.63%	1.03%	0.86%
Portfolio turnover rate[g]	10%	31%	22%	13%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver Miners	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2		Level 3		Total
MSCI Global Agriculture Producers
Investments:
Assets:
Common Stocks	$23,115,686	$13,155		$0	[a]	$23,128,841
Investment Companies	302,453	—		—		302,453
Preferred Stocks	134,244	—		—		134,244
Money Market Funds	972,893	—		—		972,893

Total	$24,525,276	$13,155		$0	[a]	$24,538,431

MSCI Global Energy Producers
Investments:
Assets:
Common Stocks	$27,588,808	$—		$—		$27,588,808
Preferred Stocks	156,050	—		—		156,050
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	236,222	—		—		236,222

Total	$27,981,080	$0	[a]	$—		$27,981,080

MSCI Global Gold Miners
Investments:
Assets:
Common Stocks	$78,764,212	$—		$—		$78,764,212
Money Market Funds	2,496,001	—		—		2,496,001

Total	$81,260,213	$—		$—		$81,260,213

MSCI Global Metals & Mining Producers
Investments:
Assets:
Common Stocks	$76,640,705	$11,442		$1		$76,652,148
Preferred Stocks	1,041,949	—		—		1,041,949
Rights	—	790		—		790
Money Market Funds	5,650,776	—		—		5,650,776

Total	$83,333,430	$12,232		$1		$83,345,663

MSCI Global Silver Miners
Investments:
Assets:
Common Stocks	$18,987,715	$—		$—		$18,987,715
Money Market Funds	1,843,759	—		—		1,843,759

Total	$20,831,474	$—		$—		$20,831,474

[a]	Rounds to less than $1.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Global Agriculture Producers
Barclays Capital Inc.	$15,503	$15,503	$—
Citigroup Global Markets Inc.	160,170	160,170	—
Credit Suisse Securities (USA) LLC	45,568	45,568	—
Deutsche Bank Securities Inc.	16,095	16,095	—
Goldman Sachs & Co.	303,890	303,890	—
Morgan Stanley & Co. International PLC	18,011	18,011	—
Morgan Stanley & Co. LLC	296,829	296,829	—
UBS Securities LLC	38,077	38,077	—

	$894,143	$894,143	$—

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Global Energy Producers
BNP Paribas Prime Brokerage Inc.	$143	$143	$—
Citigroup Global Markets Inc.	3,481	3,481	—
Credit Suisse Securities (USA) LLC	36,745	36,745	—
Deutsche Bank Securities Inc.	916	916	—
Goldman Sachs & Co.	19,178	19,178	—
JPMorgan Clearing Corp.	9,586	9,586	—
Macquarie Capital (USA) Inc.	267	267	—
Merrill Lynch, Pierce, Fenner & Smith	31,943	31,943	—
Morgan Stanley & Co. LLC	37,689	37,689	—
Nomura Securities International Inc.	5,702	5,702	—
Scotia Capital (USA) Inc.	6,007	6,007	—
SG Americas Securities LLC	2,184	2,184	—
State Street Bank & Trust Company	9,478	9,478	—
UBS Securities LLC	48,079	48,079	—

	$211,398	$211,398	$—

MSCI Global Gold Miners
BNP Paribas Prime Brokerage Inc.	$19,105	$19,105	$—
Citigroup Global Markets Inc.	181,669	181,669	—
Credit Suisse Securities (USA) LLC	490,939	490,939	—
Goldman Sachs & Co.	693,623	693,623	—
Merrill Lynch, Pierce, Fenner & Smith	776,537	776,537	—
State Street Bank & Trust Company	66,439	66,439	—

	$2,228,312	$2,228,312	$—

MSCI Global Metals & Mining Producers
BNP Paribas Prime Brokerage Inc.	$1,504	$1,504	$—
Citigroup Global Markets Inc.	789,127	789,127	—
Credit Suisse Securities (USA) LLC	471,645	471,645	—
Deutsche Bank Securities Inc.	483,320	483,320	—
HSBC Bank PLC	46,080	46,080	—
JPMorgan Clearing Corp.	823,573	823,573	—
Merrill Lynch, Pierce, Fenner & Smith	770,113	770,113	—
Morgan Stanley & Co. LLC	1,011,172	1,011,172	—
Scotia Capital (USA) Inc.	68,393	68,393	—
SG Americas Securities LLC	126,930	126,930	—
State Street Bank & Trust Company	126,935	126,935	—
UBS Securities LLC	608,939	608,939	—

	$5,327,731	$5,327,731	$—

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Global Silver Miners
Credit Suisse Securities (USA) LLC	$482,132	$482,132	$—
Goldman Sachs & Co.	243,916	243,916	—
JPMorgan Clearing Corp.	496,142	496,142	—
Morgan Stanley & Co. LLC	74,506	74,506	—
Nomura Securities International Inc.	23,069	23,069	—
Scotia Capital (USA) Inc.	172,469	172,469	—
State Street Bank & Trust Company	60,303	60,303	—

	$1,552,537	$1,552,537	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market values of securities loaned at period end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

In addition, each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through December 31, 2018 in an amount equal to the acquired fund fees and expenses attributable to each Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$5,201
MSCI Global Energy Producers	646
MSCI Global Gold Miners	3,144
MSCI Global Metals & Mining Producers	15,116
MSCI Global Silver Miners	1,968

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2016 transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$15,361	$25,667
MSCI Global Energy Producers	—	165,208
MSCI Global Gold Miners	473,267	1,222,715
MSCI Global Silver Miners	22,086	13,577

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI Global Agriculture Producers
iShares India 50 ETF	13,844	—	(1,001)	12,843	$302,453	$651	$(2,800)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$866,801	$944,511
MSCI Global Energy Producers	796,356	738,544
MSCI Global Gold Miners	7,237,623	7,439,968
MSCI Global Metals & Mining Producers	8,033,150	4,076,899
MSCI Global Silver Miners	1,823,542	1,428,685

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$—	$989,452
MSCI Global Energy Producers	6,472,074	—
MSCI Global Gold Miners	7,849,123	—
MSCI Global Metals & Mining Producers	33,712,699	8,892,195
MSCI Global Silver Miners	3,640,693	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Global Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF and iShares MSCI Global Metals & Mining Producers ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Global Agriculture Producers	$558,434
MSCI Global Energy Producers	127,882
MSCI Global Gold Miners	4,476,366
MSCI Global Metals & Mining Producers	4,586,250
MSCI Global Silver Miners	613,283

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Agriculture Producers	$31,318,234	$771,467	$(7,551,270)	$(6,779,803)
MSCI Global Energy Producers	37,294,588	132,303	(9,445,811)	(9,313,508)
MSCI Global Gold Miners	93,243,441	11,231,892	(23,215,120)	(11,983,228)
MSCI Global Metals & Mining Producers	141,201,213	250,828	(58,106,378)	(57,855,550)
MSCI Global Silver Miners	24,468,869	879,054	(4,516,449)	(3,637,395)

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	47

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Agriculture Producers	$0.195075	$—	$0.033088	$0.228163	85%	—%	15%	100%
MSCI Global Energy Producers	0.254400	—	0.022880	0.277280	92	—	8	100
MSCI Global Gold Miners	0.017932	—	0.003750	0.021682	83	—	17	100
MSCI Global Metals & Mining Producers	0.138644	—	0.051207	0.189851	73	—	27	100

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Currency Hedged MSCI EM Minimum Volatility ETF | HEMV | BATS
➢	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | NYSE Arca
➢	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca
➢	iShares MSCI Emerging Markets Minimum Volatility ETF | EEMV | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EM MINIMUM VOLATILITY ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI EM Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets Minimum Volatility (USD) 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets Minimum Volatility ETF. For the period from October 29, 2015 (inception date of the Fund) through February 29, 2016, the total return for the Fund was -5.60%, net of fees, while the total return for the Index was -7.65%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(5.60)%	(5.06)%	(7.65)%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/29/15) [a]	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$944.00	$0.10	$1,000.00	$1,024.70	$0.15	0.03%

[a]	The beginning of the period (commencement of operations) is October 29, 2015.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (123 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EM MINIMUM VOLATILITY ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	26.57%
Information Technology	15.30
Telecommunication Services	13.24
Consumer Staples	12.19
Utilities	8.17
Health Care	7.52
Industrials	6.74
Consumer Discretionary	5.69
Energy	2.85
Materials	1.73

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/29/16

Country	Percentage of Total Investments [2]

China	18.41%
Taiwan	18.17
South Korea	11.46
Malaysia	8.93
South Africa	5.08
India	4.79
Indonesia	4.71
Philippines	4.25
Thailand	4.21
Mexico	3.86

TOTAL	83.87%

[1]	Reflects the portfolio allocation and ten largest countries of the iShares MSCI Emerging Markets Minimum Volatility ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

Performance as of February 29, 2016

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -5.81%, net of fees, while the total return for the Index was -6.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(16.96)%	(17.07)%	(16.72)%	(16.96)%	(17.07)%	(16.72)%
Since Inception	(10.88)%	(10.89)%	(10.92)%	(15.24)%	(15.25)%	(15.31)%

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$941.90	$0.05	$1,000.00	$1,024.80	$0.05	0.01%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

ALLOCATION BY SECTOR1

As of 2/29/16

Sector	Percentage of Total Investments [2]

Financials	27.02%
Information Technology	20.73
Consumer Discretionary	9.84
Consumer Staples	8.44
Energy	7.42
Telecommunication Services	7.13
Industrials	6.88
Materials	6.51
Utilities	3.21
Health Care	2.82

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/29/16

Country	Percentage of Total Investments [2]

China	24.19%
South Korea	15.44
Taiwan	12.89
India	8.12
South Africa	7.04
Brazil	5.71
Mexico	4.61
Russia	3.68
Malaysia	3.51
Indonesia	2.96

TOTAL	88.15%

[1]	Reflects the portfolio allocation and ten largest countries of the iShares MSCI Emerging Markets ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ETF

Performance as of February 29, 2016

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -9.03%, net of fees, while the total return for the Index was -8.85%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(23.82)%	(23.87)%	(23.41)%	(23.82)%	(23.87)%	(23.41)%
5 Years	(6.01)%	(5.99)%	(5.41)%	(26.63)%	(26.56)%	(24.28)%
10 Years	1.16%	1.24%	1.83%	12.22%	13.14%	19.91%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$909.70	$3.47	$1,000.00	$1,021.20	$3.67	0.73%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	27.02%
Information Technology	20.73
Consumer Discretionary	9.84
Consumer Staples	8.44
Energy	7.42
Telecommunication Services	7.13
Industrials	6.88
Materials	6.51
Utilities	3.21
Health Care	2.82

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

China	24.19%
South Korea	15.44
Taiwan	12.89
India	8.12
South Africa	7.04
Brazil	5.71
Mexico	4.61
Russia	3.68
Malaysia	3.51
Indonesia	2.96

TOTAL	88.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

Performance as of February 29, 2016

The iShares MSCI Emerging Markets Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 29, 2016, the total return for the Fund was -7.00%, net of fees, while the total return for the Index was -6.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.11)%	(18.03)%	(18.11)%	(18.11)%	(18.03)%	(18.11)%
Since Inception	1.29%	1.40%	1.47%	5.76%	6.24%	6.56%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$930.00	$1.20	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments*

Financials	26.57%
Information Technology	15.30
Telecommunication Services	13.24
Consumer Staples	12.19
Utilities	8.17
Health Care	7.52
Industrials	6.74
Consumer Discretionary	5.69
Energy	2.85
Materials	1.73

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

China	18.41%
Taiwan	18.17
South Korea	11.46
Malaysia	8.93
South Africa	5.08
India	4.79
Indonesia	4.71
Philippines	4.25
Thailand	4.21
Mexico	3.86

TOTAL	83.87%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 (or commencement of operations, as applicable) and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EM MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.09%

EXCHANGE-TRADED FUNDS — 100.09%
iShares MSCI Emerging Markets Minimum Volatility ETF[a]	48,584	$2,284,906

		2,284,906

TOTAL INVESTMENT COMPANIES
(Cost: $2,530,099)		2,284,906

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	1,049	1,049

		1,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,049)		1,049

TOTAL INVESTMENTS IN SECURITIES — 100.13%
(Cost: $2,531,148)		2,285,955
Other Assets, Less Liabilities — (0.13)%		(3,030)

NET ASSETS — 100.00%		$2,282,925

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	82,000	USD	19,802	03/03/2016	BNP	$ 613
BRL	3,000	USD	725	03/03/2016	GS	22
BRL	2,000	USD	494	03/03/2016	MS	4
HKD	499,000	USD	64,115	03/03/2016	MS	41
INR	107,000	USD	1,561	03/03/2016	HSBC	3
INR	7,954,000	USD	115,745	03/03/2016	JPM	520
KRW	1,200,401,000	USD	967,746	03/03/2016	JPM	2,903
KRW	18,868,000	USD	15,205	03/03/2016	MS	52
MXN	168,000	USD	9,129	03/03/2016	BNP	136
MXN	153,000	USD	8,315	03/03/2016	JPM	123
MXN	20,000	USD	1,099	03/03/2016	MS	4
PLN	5,000	USD	1,223	03/03/2016	BBP	29
PLN	235,000	USD	58,815	03/03/2016	JPM	13
PLN	2,000	USD	489	03/03/2016	MS	11
PLN	4,000	USD	976	03/03/2016	UBS	25
RUB	8,000	USD	103	03/03/2016	BNP	3
RUB	831,000	USD	11,009	03/03/2016	JPM	23
RUB	10,000	USD	132	03/03/2016	MS	1
TWD	43,000	USD	1,280	03/03/2016	HSBC	14
TWD	23,092,000	USD	693,703	03/03/2016	JPM	1,026

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
TWD	444,000	USD	13,199	03/03/2016	MS	$ 159
USD	1,040	INR	71,000	03/03/2016	JPM	2
USD	537,792	KRW	650,536,000	03/03/2016	JPM	11,767
USD	15,604	KRW	18,868,000	03/03/2016	MS	347
ZAR	1,826,000	USD	113,414	03/03/2016	JPM	1,639
ZAR	197,000	USD	12,145	03/03/2016	MS	267
ZAR	34,000	USD	2,070	03/03/2016	TNTC	73
BRL	4,000	USD	986	04/06/2016	JPM	1
INR	202,000	USD	2,939	04/06/2016	UBS	—
USD	27,857	BRL	112,000	04/06/2016	JPM	219
USD	404,963	HKD	3,147,000	04/06/2016	JPM	273
USD	192,238	MXN	3,494,000	04/06/2016	JPM	83
USD	3,749	MXN	68,000	04/06/2016	MS	9
USD	606	RUB	46,000	04/06/2016	UBS	1
USD	2,831	ZAR	45,000	04/06/2016	MS	14
ZAR	13,000	USD	814	04/06/2016	JPM	—

						20,420

BRL	112,000	USD	28,123	03/03/2016	JPM	(239)
HKD	3,147,000	USD	404,907	03/03/2016	JPM	(304)
INR	79,000	USD	1,158	03/03/2016	JPM	(3)
KRW	117,333,000	USD	97,079	03/03/2016	BNP	(2,203)
KRW	2,206,000	USD	1,826	03/03/2016	HSBC	(42)
MXN	3,494,000	USD	192,757	03/03/2016	JPM	(53)
USD	47,995	BRL	199,000	03/03/2016	JPM	(1,548)
USD	11,044	HKD	86,000	03/03/2016	BNP	(13)
USD	456,965	HKD	3,560,000	03/03/2016	RBS	(737)
USD	50,663	INR	3,475,000	03/03/2016	BNP	(131)
USD	65,284	INR	4,479,000	03/03/2016	JPM	(186)
USD	1,677	INR	115,000	03/03/2016	MS	(4)
USD	94,555	KRW	117,333,000	03/03/2016	BNP	(321)
USD	1,778	KRW	2,206,000	03/03/2016	HSBC	(6)
USD	443,118	KRW	549,865,000	03/03/2016	JPM	(1,505)
USD	3,192	MXN	58,000	03/03/2016	BNP	(7)
USD	205,229	MXN	3,777,000	03/03/2016	MS	(3,083)
USD	18,346	PLN	75,000	03/03/2016	BNP	(429)
USD	41,108	PLN	168,000	03/03/2016	CITI	(948)
USD	734	PLN	3,000	03/03/2016	MS	(17)
USD	10,360	RUB	803,000	03/03/2016	JPM	(300)
USD	606	RUB	46,000	03/03/2016	MS	(5)
USD	6,539	TWD	220,000	03/03/2016	BNP	(80)
USD	687,825	TWD	23,136,000	03/03/2016	JPM	(8,228)
USD	6,657	TWD	223,000	03/03/2016	MS	(52)
USD	8,608	ZAR	140,000	03/03/2016	BNP	(213)
USD	116,663	ZAR	1,917,000	03/03/2016	RBS	(4,123)
HKD	13,000	USD	1,672	04/06/2016	MS	(1)
INR	94,000	USD	1,368	04/06/2016	JPM	(1)
KRW	3,533,000	USD	2,849	04/06/2016	JPM	(1)
MXN	38,000	USD	2,090	04/06/2016	JPM	(1)
PLN	3,000	USD	751	04/06/2016	JPM	—
RUB	34,000	USD	448	04/06/2016	JPM	—
TWD	141,000	USD	4,232	04/06/2016	JPM	(1)
USD	2,314	HKD	18,000	04/06/2016	JPM	—
USD	114,892	INR	7,954,000	04/06/2016	JPM	(842)
USD	443,032	KRW	549,865,000	04/06/2016	JPM	(206)
USD	16,073	KRW	19,978,000	04/06/2016	UBS	(31)
USD	58,792	PLN	235,000	04/06/2016	JPM	(18)

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EM MINIMUM VOLATILITY ETF

February 29, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	250	PLN	1,000	04/06/2016	MS	$ —
USD	10,909	RUB	831,000	04/06/2016	JPM	(30)
USD	691,999	TWD	23,092,000	04/06/2016	JPM	(830)
USD	27,564	TWD	919,000	04/06/2016	UBS	(8)
USD	112,670	ZAR	1,826,000	04/06/2016	JPM	(1,633)

						(28,383)

	Net unrealized depreciation					$ (7,963)

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs Group Inc.

JPM — JPMorgan Chase Bank N.A.

HSBC — HSBC Bank PLC

MS — Morgan Stanley and Co. International PLC

TNTC — Northern Trust Company

UBS — UBS AG London

Currency Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 100.06%

EXCHANGE-TRADED FUNDS — 100.06%
iShares MSCI Emerging Markets ETF[a]	6,224,267	$188,657,533

		188,657,533

TOTAL INVESTMENT COMPANIES
(Cost: $240,956,260)		188,657,533

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	95,625	95,625

		95,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,625)		95,625

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $241,051,885)		188,753,158
Other Assets, Less Liabilities — (0.11)%		(215,970)

NET ASSETS — 100.00%		$188,537,188

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 29, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	86,000	USD	20,806	03/03/2016	CITI	$605
BRL	793,000	USD	191,634	03/03/2016	GS	5,794
BRL	9,235,000	USD	2,252,677	03/03/2016	MS	46,494
EUR	393,000	USD	425,553	03/03/2016	MS	1,983
HKD	6,353,000	USD	815,125	03/03/2016	BNP	1,666
HKD	68,705,000	USD	8,825,104	03/03/2016	MS	8,153
INR	616,000	USD	8,953	03/03/2016	BNP	51
INR	42,713,000	USD	620,107	03/03/2016	CITI	4,234
INR	14,272,000	USD	208,186	03/03/2016	HSBC	430
INR	1,097,523,000	USD	15,970,940	03/03/2016	JPM	71,702
INR	22,026,000	USD	321,881	03/03/2016	MS	76
KRW	51,072,000	USD	41,161	03/03/2016	BNP	136
KRW	2,590,804,000	USD	2,086,750	03/03/2016	CITI	8,183
KRW	272,771,000	USD	219,817	03/03/2016	HSBC	747
KRW	98,142,937,000	USD	79,123,684	03/03/2016	JPM	235,043
KRW	4,017,610,000	USD	3,237,658	03/03/2016	MS	10,996
MXN	234,251,000	USD	12,905,366	03/03/2016	BNP	14,235
MXN	3,897,000	USD	214,853	03/03/2016	CITI	77
MXN	22,716,000	USD	1,238,322	03/03/2016	MS	14,529
RUB	15,814,000	USD	208,766	03/03/2016	BNP	1,168

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
RUB	4,023,000	USD	52,822	03/03/2016	CITI	$584
RUB	444,430,000	USD	5,884,016	03/03/2016	JPM	15,873
RUB	40,149,000	USD	518,699	03/03/2016	MS	14,286
TRY	68,000	USD	22,667	03/03/2016	CITI	253
TRY	906,000	USD	302,326	03/03/2016	MS	3,044
TWD	642,000	USD	19,282	03/03/2016	BNP	33
TWD	24,437,000	USD	734,064	03/03/2016	CITI	1,129
TWD	4,392,000	USD	130,734	03/03/2016	HSBC	1,401
TWD	1,254,080,000	USD	37,676,459	03/03/2016	JPM	52,876
TWD	101,306,000	USD	3,017,406	03/03/2016	MS	30,412
USD	2,505	BRL	10,000	03/03/2016	BNP	15
USD	21,539	BRL	86,000	03/03/2016	CITI	129
USD	198,904	BRL	793,000	03/03/2016	GS	1,476
USD	2,574,657	BRL	10,264,000	03/03/2016	MS	19,303
USD	4,562,018	EUR	4,172,000	03/03/2016	BNP	23,393
USD	52,451	EUR	48,000	03/03/2016	CITI	233
USD	614,193	EUR	562,000	03/03/2016	MS	2,805
USD	9,873,044	HKD	76,734,000	03/03/2016	MS	7,515
USD	3,847	INR	263,000	03/03/2016	BNP	3
USD	626,259	INR	42,713,000	03/03/2016	CITI	1,917
USD	79,809	INR	5,448,000	03/03/2016	JPM	175
USD	21,168	KRW	25,536,000	03/03/2016	BNP	520
USD	1,072,166	KRW	1,295,402,000	03/03/2016	CITI	24,700
USD	41,244,865	KRW	49,891,240,000	03/03/2016	JPM	902,631
USD	675	TRY	2,000	03/03/2016	BNP	1
USD	286,938	TRY	851,000	03/03/2016	MS	106
USD	3,048,374	TWD	101,306,000	03/03/2016	MS	555
ZAR	229,094,000	USD	14,208,601	03/03/2016	BNP	226,129
ZAR	13,753,000	USD	853,477	03/03/2016	CITI	13,070
ZAR	32,248,000	USD	1,993,733	03/03/2016	MS	38,146
BRL	1,002,000	USD	247,254	04/06/2016	BNP	11
EUR	8,000	USD	8,702	04/06/2016	BNP	10
INR	14,272,000	USD	206,067	04/06/2016	HSBC	1,597
INR	25,523,000	USD	368,409	04/06/2016	MS	2,962
INR	40,493,000	USD	589,165	04/06/2016	UBS	26
MXN	22,716,000	USD	1,249,014	04/06/2016	MS	272
RUB	40,149,000	USD	526,559	04/06/2016	MS	1,947
USD	1,466,653	BRL	5,909,000	04/06/2016	BNP	8,486
USD	12,001,990	BRL	48,254,000	04/06/2016	JPM	94,321
USD	4,484,237	EUR	4,100,000	04/06/2016	BNP	19,423
USD	49,996,783	HKD	388,560,000	04/06/2016	BNP	29,793
USD	714,633	HKD	5,553,000	04/06/2016	CITI	543
USD	464,671	MXN	8,429,000	04/06/2016	MS	1,111
USD	176,917	RUB	13,427,000	04/06/2016	UBS	169
USD	3,013,984	TRY	9,025,000	04/06/2016	BNP	1,642
USD	10,350	TRY	31,000	04/06/2016	CITI	2
USD	136,298	TRY	407,000	04/06/2016	MS	451
USD	1,127	ZAR	18,000	04/06/2016	BNP	—
ZAR	32,248,000	USD	1,988,091	04/06/2016	MS	30,562

						2,002,343

BRL	2,772,000	USD	693,433	03/03/2016	BNP	(3,309)
BRL	49,080,000	USD	12,325,624	03/03/2016	JPM	(106,529)
BRL	1,029,000	USD	257,411	03/03/2016	MS	(1,228)
EUR	4,172,000	USD	4,560,573	03/03/2016	BNP	(21,947)
EUR	113,000	USD	123,664	03/03/2016	CITI	(733)
EUR	169,000	USD	184,561	03/03/2016	MS	(710)

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 29, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
HKD	388,560,000	USD	49,995,046	03/03/2016	BNP	$(38,704)
HKD	5,553,000	USD	714,489	03/03/2016	CITI	(551)
HKD	8,029,000	USD	1,032,616	03/03/2016	MS	(344)
INR	65,787,000	USD	964,093	03/03/2016	JPM	(2,476)
INR	27,731,000	USD	406,911	03/03/2016	MS	(1,563)
KRW	272,771,000	USD	225,787	03/03/2016	HSBC	(5,223)
KRW	1,639,543,000	USD	1,357,820	03/03/2016	JPM	(32,080)
KRW	4,017,610,000	USD	3,328,445	03/03/2016	MS	(79,791)
TRY	9,192,000	USD	3,100,086	03/03/2016	BNP	(1,892)
TRY	31,000	USD	10,453	03/03/2016	CITI	(4)
USD	666,976	BRL	2,762,000	03/03/2016	BNP	(20,660)
USD	11,839,114	BRL	49,080,000	03/03/2016	JPM	(379,981)
USD	70,437	EUR	65,000	03/03/2016	CITI	(275)
USD	50,682,494	HKD	394,913,000	03/03/2016	BNP	(90,640)
USD	713,267	HKD	5,553,000	03/03/2016	CITI	(671)
USD	5,147	INR	353,000	03/03/2016	BNP	(13)
USD	207,481	INR	14,272,000	03/03/2016	HSBC	(1,135)
USD	16,876,487	INR	1,157,862,000	03/03/2016	JPM	(48,139)
USD	724,612	INR	49,757,000	03/03/2016	MS	(2,692)
USD	20,579	KRW	25,536,000	03/03/2016	BNP	(70)
USD	1,043,921	KRW	1,295,402,000	03/03/2016	CITI	(3,545)
USD	440,106	KRW	545,542,000	03/03/2016	HSBC	(1,021)
USD	40,205,689	KRW	49,891,240,000	03/03/2016	JPM	(136,544)
USD	6,482,696	KRW	8,035,220,000	03/03/2016	MS	(14,611)
USD	12,756,516	MXN	234,251,000	03/03/2016	BNP	(163,085)
USD	214,233	MXN	3,897,000	03/03/2016	CITI	(698)
USD	1,252,338	MXN	22,716,000	03/03/2016	MS	(513)
USD	203,737	RUB	15,814,000	03/03/2016	BNP	(6,196)
USD	52,027	RUB	4,023,000	03/03/2016	CITI	(1,379)
USD	5,735,837	RUB	444,430,000	03/03/2016	JPM	(164,051)
USD	531,048	RUB	40,149,000	03/03/2016	MS	(1,937)
USD	3,058,619	TRY	9,190,000	03/03/2016	BNP	(38,900)
USD	33,208	TRY	99,000	03/03/2016	CITI	(160)
USD	18,418	TRY	55,000	03/03/2016	MS	(120)
USD	19,168	TWD	642,000	03/03/2016	BNP	(147)
USD	725,327	TWD	24,437,000	03/03/2016	CITI	(9,867)
USD	132,106	TWD	4,392,000	03/03/2016	HSBC	(28)
USD	37,284,095	TWD	1,254,080,000	03/03/2016	JPM	(445,240)
USD	14,007,148	ZAR	229,094,000	03/03/2016	BNP	(427,582)
USD	852,121	ZAR	13,753,000	03/03/2016	CITI	(14,427)
USD	2,001,183	ZAR	32,248,000	03/03/2016	MS	(30,695)
BRL	86,000	USD	21,338	04/06/2016	CITI	(116)
BRL	793,000	USD	197,050	04/06/2016	GS	(1,361)
BRL	10,264,000	USD	2,550,537	04/06/2016	MS	(17,684)
EUR	48,000	USD	52,503	04/06/2016	CITI	(232)
EUR	279,000	USD	305,179	04/06/2016	MS	(1,354)
HKD	78,962,000	USD	10,162,015	04/06/2016	MS	(7,873)
INR	12,346,000	USD	179,876	04/06/2016	BNP	(237)
KRW	547,661,000	USD	441,625	04/06/2016	BNP	(163)
KRW	272,771,000	USD	220,110	04/06/2016	HSBC	(233)
KRW	4,017,610,000	USD	3,241,511	04/06/2016	MS	(2,971)
MXN	3,039,000	USD	167,279	04/06/2016	BNP	(147)
RUB	3,552,000	USD	46,806	04/06/2016	BNP	(49)
TRY	179,000	USD	59,782	04/06/2016	BNP	(36)
TRY	851,000	USD	284,184	04/06/2016	MS	(139)
TWD	9,250,000	USD	277,804	04/06/2016	BNP	(276)
TWD	4,392,000	USD	131,955	04/06/2016	HSBC	(182)

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
TWD	101,306,000	USD	3,045,194	04/06/2016	MS	$(5,710)
USD	262,057	HKD	2,038,000	04/06/2016	BNP	(20)
USD	8,879	INR	616,000	04/06/2016	BNP	(84)
USD	619,613	INR	42,713,000	04/06/2016	CITI	(1,880)
USD	15,853,286	INR	1,097,523,000	04/06/2016	JPM	(116,160)
USD	20,559	KRW	25,536,000	04/06/2016	BNP	(25)
USD	1,041,571	KRW	1,295,402,000	04/06/2016	CITI	(2,635)
USD	38,879,736	KRW	48,251,697,000	04/06/2016	JPM	(15,292)
USD	1,088,550	KRW	1,353,037,000	04/06/2016	UBS	(2,115)
USD	12,641,357	MXN	229,949,000	04/06/2016	BNP	(4,884)
USD	214,257	MXN	3,897,000	04/06/2016	CITI	(62)
USD	206,591	RUB	15,814,000	04/06/2016	BNP	(1,579)
USD	52,323	RUB	4,023,000	04/06/2016	CITI	(635)
USD	5,683,525	RUB	432,934,000	04/06/2016	JPM	(15,452)
USD	19,239	TWD	642,000	04/06/2016	BNP	(23)
USD	732,766	TWD	24,437,000	04/06/2016	CITI	(418)
USD	36,108,186	TWD	1,204,208,000	04/06/2016	JPM	(21,667)
USD	1,783,466	TWD	59,461,000	04/06/2016	UBS	(542)
USD	13,856,758	ZAR	224,890,000	04/06/2016	BNP	(220,851)
USD	847,797	ZAR	13,753,000	04/06/2016	CITI	(13,110)
ZAR	595,000	USD	37,438	04/06/2016	MS	(193)

						(2,758,496)

			Net unrealized depreciation			$(756,153)

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs Group Inc.

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

Currency Abbreviations:

BRL — Brazilian Real

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 96.23%

BRAZIL — 3.75%
Ambev SA	26,561,715	$117,746,501
B2W Cia. Digital[a]	655,300	1,902,022
Banco Bradesco SA	4,342,908	25,396,293
Banco do Brasil SA	4,847,074	16,492,695
Banco Santander Brasil SA Units	2,308,500	8,672,901
BB Seguridade Participacoes SA	3,940,100	23,882,394
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	9,768,300	28,524,526
BR Malls Participacoes SA	2,558,300	8,653,461
BRF SA	3,698,485	47,772,756
CCR SA	5,004,700	15,884,543
CETIP SA – Mercados Organizados	1,254,629	11,949,448
Cia. de Saneamento Basico do Estado de Sao Paulo	1,970,824	11,198,032
Cia. Siderurgica Nacional SA	3,600,028	4,704,382
Cielo SA	4,814,748	37,520,502
Cosan SA Industria e Comercio	700,500	4,708,963
CPFL Energia SAa	1,184,368	4,970,459
Duratex SA	1,756,455	2,683,700
EDP – Energias do Brasil SA	1,460,900	4,673,500
Embraer SA	3,802,300	28,856,698
Equatorial Energia SA	878,300	8,451,262
Estacio Participacoes SA	1,637,000	5,249,195
Fibria Celulose SA	1,428,361	15,793,703
Hypermarcas SAa	1,969,500	12,472,395
JBS SA	4,128,265	11,826,759
Klabin SA Units	3,169,000	17,121,981
Kroton Educacional SA	7,836,380	19,633,782
Localiza Rent A Car SA	824,889	4,765,712
Lojas Americanas SA	780,375	2,355,264
Lojas Renner SA	3,651,700	16,518,131
M. Dias Branco SA	155,400	2,477,465
Multiplan Empreendimentos Imobiliarios SA	491,500	5,806,402
Natura Cosmeticos SA	989,800	6,611,435
Odontoprev SA	1,552,200	3,959,196
Petroleo Brasileiro SAa	17,382,074	32,105,708
Porto Seguro SA	678,300	4,027,902
Qualicorp SA	1,250,900	4,048,851

Security	Shares	Value
Raia Drogasil SA	1,237,100	$14,303,765
Sul America SA	976,265	3,937,641
TIM Participacoes SA	4,804,476	8,391,202
TOTVS SA	729,900	5,777,863
Tractebel Energia SA	925,800	8,212,686
Transmissora Alianca de Energia Eletrica SA Units	406,000	1,924,248
Ultrapar Participacoes SA	2,048,900	32,360,808
Vale SA	7,293,148	21,645,032
WEG SA	3,242,420	10,747,498

		686,719,662
CHILE — 1.22%
AES Gener SA	14,833,707	6,674,474
Aguas Andinas SA Series A	14,576,246	7,595,758
Banco de Chile	135,375,878	13,871,717
Banco de Credito e Inversiones	209,755	8,441,216
Banco Santander Chile	387,583,462	16,817,502
Cencosud SA	7,289,096	15,901,003
Cia. Cervecerias Unidas SA	815,972	8,030,428
Colbun SA	44,066,153	11,448,258
CorpBanca SA	894,123,159	7,362,989
Empresa Nacional de Electricidad SA/Chile	18,783,198	24,885,676
Empresa Nacional de Telecomunicaciones SA	720,727	6,147,002
Empresas CMPC SA	7,275,519	16,731,024
Empresas COPEC SA	2,579,182	21,812,341
Enersis Americas SA	111,303,034	28,182,566
LATAM Airlines Group SAa	1,717,927	9,789,106
SACI Falabella	2,735,648	17,770,590
SONDA SA	1,578,114	2,723,572

		224,185,222
CHINA — 24.04%
58.com Inc. ADR[a,b]	203,158	10,767,374
AAC Technologies Holdings Inc.[b]	4,207,000	29,187,664
Agricultural Bank of China Ltd. Class H	129,773,000	42,722,797
Air China Ltd. Class H	10,390,000	6,159,591
Alibaba Group Holding Ltd. ADR[a,b]	2,802,594	192,846,493
Alibaba Health Information Technology Ltd.[a,b]	13,868,000	7,347,615
Alibaba Pictures Group Ltd.[a,b]	57,270,000	11,857,372

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Aluminum Corp. of China Ltd. Class Ha,b	22,354,000	$7,646,668
Anhui Conch Cement Co. Ltd. Class H	6,982,000	13,863,169
ANTA Sports Products Ltd.[b]	5,756,402	13,013,837
AviChina Industry & Technology Co. Ltd. Class H	12,059,000	8,234,575
Baidu Inc.[a]	766,339	132,898,509
Bank of China Ltd. Class H	449,836,000	168,338,157
Bank of Communications Co. Ltd. Class H	49,907,600	28,496,074
Beijing Capital International Airport Co. Ltd. Class H	8,888,000	7,737,989
Beijing Enterprises Holdings Ltd.	2,951,500	13,721,022
Beijing Enterprises Water Group Ltd.[b]	25,026,000	13,130,673
Belle International Holdings Ltd.	26,395,000	17,175,427
Brilliance China Automotive Holdings Ltd.	17,232,000	14,049,482
Byd Co. Ltd. Class Ha,b	3,649,000	18,113,257
CAR Inc.[a,b]	4,282,000	4,889,844
CGN Power Co. Ltd. Class Hc	50,658,000	14,592,558
China Cinda Asset Management Co. Ltd. Class H	49,728,000	14,900,206
China CITIC Bank Corp. Ltd. Class Ha	46,502,800	25,654,985
China Coal Energy Co. Ltd. Class Hb	15,795,000	5,281,148
China Communications Construction Co. Ltd. Class H	25,139,000	22,629,836
China Communications Services Corp. Ltd. Class H	12,866,000	5,178,730
China Conch Venture Holdings Ltd.[b]	7,363,500	11,514,716
China Construction Bank Corp. Class H	476,314,760	278,702,463
China COSCO Holdings Co. Ltd. Class Ha,b	15,246,000	5,215,223
China Everbright Bank Co. Ltd. Class H	17,853,000	7,094,227

Security	Shares	Value
China Everbright International Ltd.[b]	14,212,000	$15,114,580
China Everbright Ltd.	5,338,000	9,843,807
China Galaxy Securities Co. Ltd. Class H	18,770,500	13,203,788
China Gas Holdings Ltd.[b]	9,976,000	13,290,814
China Huishan Dairy Holdings Co. Ltd.[b]	31,340,000	11,768,394
China International Marine Containers Group Co. Ltd. Class H	2,667,600	3,821,565
China Jinmao Holdings Group Ltd.	20,746,000	5,175,728
China Life Insurance Co. Ltd. Class H	42,130,000	91,669,991
China Longyuan Power Group Corp. Ltd.	17,873,000	9,791,347
China Medical System Holdings Ltd.[b]	6,445,000	8,205,282
China Mengniu Dairy Co. Ltd.	15,620,000	22,457,334
China Merchants Bank Co. Ltd. Class H	26,017,967	48,715,830
China Merchants Holdings International Co. Ltd.[b]	6,700,000	18,567,672
China Minsheng Banking Corp. Ltd. Class H	33,474,540	27,464,435
China Mobile Ltd.	34,765,500	367,498,582
China National Building Material Co. Ltd. Class H	16,438,000	7,271,814
China Oilfield Services Ltd. Class Hb	9,954,000	7,321,988
China Overseas Land & Investment Ltd.	22,464,960	66,734,898
China Pacific Insurance Group Co. Ltd. Class H	14,967,600	48,408,935
China Petroleum & Chemical Corp. Class H	144,468,800	80,444,681
China Power International Development Ltd.	17,990,000	7,518,824
China Railway Construction Corp. Ltd. Class H	11,267,000	10,678,522
China Railway Group Ltd. Class H	22,784,000	14,386,225
China Resources Beer Holdings Co. Ltd.[b]	7,018,000	11,371,540

SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
China Resources Gas Group Ltd.[b]	5,124,000	$13,376,440
China Resources Land Ltd.	15,847,333	37,824,180
China Resources Power Holdings Co. Ltd.	10,942,999	17,703,224
China Shenhua Energy Co. Ltd. Class H	19,236,500	27,013,700
China Shipping Container Lines Co. Ltd. Class Ha,b	21,885,000	4,221,562
China Southern Airlines Co. Ltd. Class H	10,398,000	5,830,042
China State Construction International Holdings Ltd.	10,566,000	16,223,715
China Taiping Insurance Holdings Co. Ltd.[a]	9,251,660	17,846,222
China Telecom Corp. Ltd. Class H	79,050,000	37,918,057
China Unicom Hong Kong Ltd.	34,092,000	38,843,788
China Vanke Co. Ltd. Class H	7,602,931	17,129,730
Chongqing Changan Automobile Co. Ltd. Class B	4,889,275	8,613,911
Chongqing Rural Commercial Bank Co. Ltd. Class H	14,913,000	6,980,745
CITIC Ltd.	24,703,000	33,610,172
CITIC Securities Co. Ltd. Class H	12,238,000	23,543,846
CNOOC Ltd.	101,015,000	103,403,278
COSCO Pacific Ltd.[b]	10,672,000	11,157,624
Country Garden Holdings Co. Ltd.	32,823,939	11,945,725
CRRC Corp. Ltd. Class Hb	24,768,300	22,614,652
CSPC Pharmaceutical Group Ltd.	23,686,000	18,854,618
Ctrip.com International Ltd.[a,b]	744,285	30,456,142
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	3,378,000	13,857,526
Datang International Power Generation Co. Ltd. Class H	16,042,000	4,187,838
Dongfeng Motor Group Co. Ltd. Class H	15,532,000	18,116,322
ENN Energy Holdings Ltd.	4,338,000	19,831,909
Evergrande Real Estate Group Ltd.[b]	24,404,388	15,942,888
Far East Horizon Ltd.	9,726,000	7,191,798
Fosun International Ltd.	11,908,500	15,314,134

Security	Shares	Value
GCL-Poly Energy Holdings Ltd.[b]	68,475,000	$9,950,522
Geely Automobile Holdings Ltd.[b]	30,150,000	11,166,451
GF Securities Co. Ltd.[a,b]	7,288,400	13,440,540
GOME Electrical Appliances Holding Ltd.[b]	67,490,200	8,939,502
Great Wall Motor Co. Ltd. Class H	17,575,000	12,634,048
Guangdong Investment Ltd.	16,114,110	19,582,742
Guangzhou Automobile Group Co. Ltd. Class H	12,716,742	10,989,565
Guangzhou R&F Properties Co. Ltd. Class H	5,914,000	6,981,671
Haier Electronics Group Co. Ltd.	6,973,000	10,419,843
Haitian International Holdings Ltd.	3,371,000	4,499,782
Haitong Securities Co. Ltd. Class H	18,244,400	26,558,979
Hanergy Thin Film Power Group Ltd.[a,b]	54,392,000	70
Hengan International Group Co. Ltd.	4,147,000	32,824,450
Huadian Power International Corp. Ltd. Class H	9,368,000	5,083,873
Huaneng Power International Inc. Class H	22,020,000	17,132,000
Huaneng Renewables Corp. Ltd. Class H	21,522,000	4,981,848
Huatai Securities Co. Ltd.[a,c]	7,122,800	13,409,951
Industrial & Commercial Bank of China Ltd. Class H	417,716,085	206,275,569
JD.com Inc. ADR[a,b]	952,344	24,484,764
Jiangsu Expressway Co. Ltd. Class H	7,148,000	8,401,679
Jiangxi Copper Co. Ltd. Class H	7,420,000	7,738,560
Kingsoft Corp. Ltd.[b]	4,813,000	9,519,356
Kunlun Energy Co. Ltd.	18,384,000	13,144,685
Lenovo Group Ltd.[b]	39,314,000	32,811,592
Longfor Properties Co. Ltd.	8,786,000	10,790,211
Luye Pharma Group Ltd.[a,b]	7,321,500	5,884,580
Netease Inc.	223,291	30,057,202
New China Life Insurance Co. Ltd. Class H	4,441,700	12,851,893

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
New Oriental Education & Technology Group Inc. ADR	363,525	$11,316,533
New World China Land Ltd.	13,384,000	12,771,009
Nine Dragons Paper Holdings Ltd.	9,438,000	6,299,161
People’s Insurance Co. Group of China Ltd. (The) Class H	37,496,000	13,549,605
PetroChina Co. Ltd. Class H	119,442,000	76,646,616
PICC Property & Casualty Co. Ltd. Class H	21,304,128	32,163,791
Ping An Insurance Group Co. of China Ltd. Class H	29,530,500	124,940,163
Qihoo 360 Technology Co. Ltd. ADR[a]	261,668	18,808,696
Qunar Cayman Islands Ltd. ADR[a,b]	152,295	5,648,622
Semiconductor Manufacturing International Corp.[a,b]	150,863,000	12,416,468
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	10,756,000	6,916,019
Shanghai Electric Group Co. Ltd. Class Hb	16,022,000	6,861,141
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,278,500	5,280,064
Shanghai Industrial Holdings Ltd.	3,054,000	6,574,457
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,597,612	8,665,634
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,013,500	7,225,812
Shenzhou International Group Holdings Ltd.[b]	3,242,000	16,593,250
Shimao Property Holdings Ltd.	8,139,500	10,530,066
Shui On Land Ltd.	24,087,100	6,040,244
Sihuan Pharmaceutical Holdings Group Ltd.	33,336,000	8,531,039
Sino Biopharmaceutical Ltd.	25,548,000	18,694,099
Sino-Ocean Land Holdings Ltd.	20,076,000	8,777,917
Sinopec Engineering Group Co. Ltd. Class H	6,309,500	4,560,019

Security	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	20,011,000	$8,492,159
Sinopharm Group Co. Ltd. Class H	6,811,200	24,875,816
Sinotrans Ltd. Class H	10,543,000	3,931,856
SOHO China Ltd.[b]	12,502,500	5,611,225
SouFun Holdings Ltd. ADR	654,294	3,487,387
Sun Art Retail Group Ltd.[b]	13,622,500	8,233,605
Sunac China Holdings Ltd.	10,288,000	6,615,099
TAL Education Group Class A ADR[a,b]	104,650	5,415,638
Tencent Holdings Ltd.	29,277,700	534,262,537
Tingyi Cayman Islands Holding Corp.[b]	11,112,000	10,474,458
TravelSky Technology Ltd. Class H	4,742,000	7,147,012
Tsingtao Brewery Co. Ltd. Class Hb	2,120,000	7,660,860
Vipshop Holdings Ltd. ADR[a,b]	1,115,520	12,393,427
Want Want China Holdings Ltd.[b]	33,067,000	21,899,661
Weichai Power Co. Ltd. Class H	5,504,400	5,018,704
Yanzhou Coal Mining Co. Ltd. Class Hb	10,584,800	4,519,143
Youku Tudou Inc.[a]	331,973	9,089,421
Yuexiu Property Co. Ltd.[b]	42,579,420	5,968,451
YY Inc. ADR[a,b]	75,182	3,913,223
Zhejiang Expressway Co. Ltd. Class H	8,352,000	7,400,228
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,978,000	14,571,851
Zijin Mining Group Co. Ltd. Class H	32,988,000	9,884,331
ZTE Corp. Class H	4,072,600	6,640,891

		4,401,115,381
COLOMBIA — 0.29%
Cementos Argos SA	2,462,719	7,642,608
Corp. Financiera Colombiana SA New[a]	5,885	65,143
Corp. Financiera Colombiana SA/CD	558,566	6,354,713
Ecopetrol SA	26,944,776	9,254,840
Grupo Argos SA/Colombia	1,658,134	8,942,565

SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Grupo de Inversiones Suramericana SA	1,433,357	$16,324,341
Interconexion Electrica SA ESP	2,088,736	4,877,247

		53,461,457
CZECH REPUBLIC — 0.18%
CEZ AS	950,894	14,010,852
Komercni Banka AS	93,198	17,365,390
O2 Czech Republic AS	71,043	727,324

		32,103,566
EGYPT — 0.18%
Commercial International Bank Egypt SAE	6,178,972	26,404,481
Global Telecom Holding SAE[a]	15,196,679	3,998,079
Talaat Moustafa Group	5,047,404	3,132,851

		33,535,411
GREECE — 0.38%
Alpha Bank AEa	7,859,392	13,407,210
Eurobank Ergasias SAa	10,588,324	6,511,686
FF Group	209,211	3,409,774
Hellenic Telecommunications Organization SA	1,500,366	12,438,602
JUMBO SAa	622,020	7,569,587
National Bank of Greece SAa	28,971,775	6,295,858
OPAP SA	1,361,044	9,020,940
Piraeus Bank SAa	32,444,401	5,499,386
Public Power Corp. SA	221,824	754,402
Titan Cement Co. SA	293,433	5,101,275

		70,008,720
HUNGARY — 0.28%
MOL Hungarian Oil & Gas PLC	216,544	10,553,250
OTP Bank PLC	1,295,364	27,003,604
Richter Gedeon Nyrt	763,685	13,576,182

		51,133,036
INDIA — 8.07%
ACC Ltd.	234,652	4,094,279
Adani Ports & Special Economic Zone Ltd.	4,538,714	13,047,352
Ambuja Cements Ltd.	3,945,437	10,837,338
Apollo Hospitals Enterprise Ltd.	449,930	9,625,576
Ashok Leyland Ltd.	6,026,534	7,719,776
Asian Paints Ltd.	1,664,413	20,581,072
Aurobindo Pharma Ltd.	1,534,975	14,708,167
Axis Bank Ltd.	3,136,840	17,225,687
Bajaj Auto Ltd.	475,946	15,310,959

Security	Shares	Value
Bharat Forge Ltd.	601,381	$6,560,041
Bharat Heavy Electricals Ltd.	3,361,798	4,463,564
Bharat Petroleum Corp. Ltd.	646,767	7,271,107
Bharti Airtel Ltd.	6,807,631	31,389,223
Bharti Infratel Ltd.	2,917,574	15,211,465
Bosch Ltd.	42,855	10,482,173
Cadila Healthcare Ltd.	975,621	4,485,647
Cairn India Ltd.	2,595,355	4,473,834
Cipla Ltd.	1,983,469	14,903,918
Coal India Ltd.	3,942,653	17,919,840
Container Corp. of India Ltd.	215,198	3,643,191
Dabur India Ltd.	2,922,872	10,130,202
Divi’s Laboratories Ltd.	495,937	6,889,484
Dr. Reddy’s Laboratories Ltd.	673,736	29,895,958
Eicher Motors Ltd.	68,549	18,934,852
GAIL (India) Ltd.	2,126,315	9,482,572
GlaxoSmithKline Consumer Healthcare Ltd.	46,502	3,780,305
Glenmark Pharmaceuticals Ltd.	758,160	8,151,120
Godrej Consumer Products Ltd.	699,851	12,154,446
HCL Technologies Ltd.	3,207,060	38,116,793
Hero Motocorp Ltd.	278,799	10,185,891
Hindalco Industries Ltd.	6,424,330	6,454,844
Hindustan Unilever Ltd.	4,304,259	52,236,122
Housing Development Finance Corp. Ltd.	8,507,610	131,832,209
ICICI Bank Ltd.	6,272,535	17,421,926
Idea Cellular Ltd.	6,206,624	9,460,736
Indiabulls Housing Finance Ltd.	1,646,882	13,847,768
Infosys Ltd.	10,425,397	165,168,456
ITC Ltd.	12,767,181	55,164,298
JSW Steel Ltd.	502,444	8,271,510
Larsen & Toubro Ltd.	1,781,663	28,017,090
LIC Housing Finance Ltd.	1,582,353	9,755,435
Lupin Ltd.	1,263,447	32,397,237
Mahindra & Mahindra Financial Services Ltd.	1,595,389	4,806,568
Mahindra & Mahindra Ltd.	2,112,778	37,920,390
Marico Ltd.	2,192,686	7,586,678
Maruti Suzuki India Ltd.	583,299	27,590,021
Motherson Sumi Systems Ltd.	1,812,401	5,999,398
Nestle India Ltd.	123,470	9,036,723
NTPC Ltd.	6,650,144	11,614,062
Oil & Natural Gas Corp. Ltd.	4,855,690	13,774,051
Piramal Enterprises Ltd.	337,584	4,480,234

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Power Finance Corp. Ltd.	1,545,620	$3,484,280
Reliance Communications Ltd.[a]	4,853,184	3,670,475
Reliance Industries Ltd.	7,359,576	103,969,808
Rural Electrification Corp. Ltd.	1,736,685	3,956,875
Shree Cement Ltd.	39,013	5,703,681
Shriram Transport Finance Co. Ltd.	861,107	10,137,592
Siemens Ltd.	419,323	6,042,418
State Bank of India	8,619,194	19,997,034
Sun Pharmaceuticals Industries Ltd.	5,477,729	68,358,536
Tata Consultancy Services Ltd.	2,680,642	85,279,087
Tata Motors Ltd.[a]	4,743,654	20,777,101
Tata Motors Ltd. Class Aa	1,751,232	5,990,148
Tata Power Co. Ltd.	6,537,904	5,474,927
Tata Steel Ltd.	1,704,902	6,206,666
Tech Mahindra Ltd.	1,356,397	8,237,498
Ultratech Cement Ltd.	205,638	8,320,488
United Breweries Ltd.	411,527	4,829,165
United Spirits Ltd.[a]	332,214	12,869,317
UPL Ltd.	1,616,838	9,018,140
Vedanta Ltd.	5,030,671	5,190,579
Wipro Ltd.	3,516,639	26,737,763
Zee Entertainment Enterprises Ltd.	3,323,095	18,083,368

		1,476,846,534
INDONESIA — 2.94%
Adaro Energy Tbk PT	80,138,600	3,625,774
AKR Corporindo Tbk PT	4,940,100	3,020,140
Astra Agro Lestari Tbk PT	2,327,100	2,584,313
Astra International Tbk PT	115,351,500	58,659,153
Bank Central Asia Tbk PT	70,879,400	71,425,360
Bank Danamon Indonesia Tbk PT	22,548,316	6,787,090
Bank Mandiri Persero Tbk PT	54,264,300	38,754,417
Bank Negara Indonesia Persero Tbk PT	43,756,176	16,606,536
Bank Rakyat Indonesia Persero Tbk PT	63,592,122	52,668,468
Bumi Serpong Damai Tbk PT	42,781,800	5,390,916
Charoen Pokphand Indonesia Tbk PT	43,236,445	10,928,745
Global Mediacom Tbk PT	36,441,900	2,384,584
Gudang Garam Tbk PT	2,844,400	13,549,827

Security	Shares	Value
Hanjaya Mandala Sampoerna Tbk PT	1,902,000	$15,639,014
Indocement Tunggal Prakarsa Tbk PT	8,330,000	12,474,443
Indofood CBP Sukses Makmur Tbk PT	5,713,000	6,728,967
Indofood Sukses Makmur Tbk PT	25,870,400	13,639,420
Jasa Marga Persero Tbk PT	11,232,200	4,451,889
Kalbe Farma Tbk PT	124,158,215	12,070,422
Lippo Karawaci Tbk PT	113,528,800	8,702,290
Matahari Department Store Tbk PT	12,920,300	17,850,923
Media Nusantara Citra Tbk PT	25,753,200	3,582,183
Perusahaan Gas Negara Persero Tbk PT	62,719,900	12,359,179
Semen Indonesia Persero Tbk PT	17,105,300	13,111,676
Summarecon Agung Tbk PT	52,483,200	6,260,148
Surya Citra Media Tbk PT	28,814,000	6,248,923
Telekomunikasi Indonesia Persero Tbk PT	288,823,400	70,197,132
Tower Bersama Infrastructure Tbk PTa	9,408,900	4,063,446
Unilever Indonesia Tbk PT	8,800,000	29,301,526
United Tractors Tbk PT	9,771,153	11,344,388
XL Axiata Tbk PTa	15,309,500	4,465,080

		538,876,372
MALAYSIA — 3.49%
AirAsia Bhd	7,464,700	2,609,538
Alliance Financial Group Bhd[b]	6,034,500	5,238,032
AMMB Holdings Bhd[b]	11,562,375	11,906,084
Astro Malaysia Holdings Bhd[b]	6,964,900	4,521,802
Axiata Group Bhd[b]	15,783,200	22,220,343
Berjaya Sports Toto Bhd	6,248,492	4,755,095
British American Tobacco Malaysia Bhd	785,300	10,461,952
Bumi Armada Bhd[a,b]	12,150,200	2,788,334
CIMB Group Holdings Bhd[b]	28,988,200	31,159,730
Dialog Group Bhd[b]	18,713,312	6,986,897
DiGi.Com Bhd[b]	19,608,000	22,988,690
Felda Global Ventures Holdings Bhd[b]	6,875,300	2,501,596
Gamuda Bhd	10,249,700	10,822,513
Genting Bhd[b]	12,813,300	24,011,606

SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Genting Malaysia Bhd	17,883,700	$17,564,728
Genting Plantations Bhd[b]	2,056,300	5,300,902
HAP Seng Consolidated Bhd	1,259,800	2,300,895
Hartalega Holdings Bhd[b]	1,995,700	2,325,548
Hong Leong Bank Bhd[b]	2,914,200	9,106,442
Hong Leong Financial Group Bhd	713,700	2,372,777
IHH Healthcare Bhd[b]	14,161,000	21,553,008
IJM Corp. Bhd[b]	17,609,040	14,363,617
IOI Corp. Bhd[b]	17,389,020	19,436,003
IOI Properties Group Bhd[b]	11,937,085	5,819,506
Kuala Lumpur Kepong Bhd[b]	2,562,300	14,502,435
Lafarge Malaysia Bhd[b]	2,330,900	5,033,192
Malayan Banking Bhd[b]	26,799,100	54,235,515
Malaysia Airports Holdings Bhd[b]	4,071,200	5,663,857
Maxis Bhd[b]	10,687,000	15,553,969
MISC Bhd[b]	6,416,600	13,352,021
Petronas Chemicals Group Bhd	15,859,300	25,457,854
Petronas Dagangan Bhd[b]	1,403,500	8,244,102
Petronas Gas Bhd[b]	3,901,200	20,447,669
PPB Group Bhd[b]	3,039,000	11,563,377
Public Bank Bhd[b]	14,187,530	62,350,905
RHB Capital Bhd	2,771,100	3,492,706
Sapurakencana Petroleum Bhd[b]	19,079,400	8,620,894
Sime Darby Bhd[b]	17,555,273	31,186,181
Telekom Malaysia Bhd[b]	6,471,300	10,157,094
Tenaga Nasional Bhd	19,325,950	60,298,802
UMW Holdings Bhd[b]	3,433,100	5,780,344
Westports Holdings Bhd[b]	4,673,700	4,479,194
YTL Corp. Bhd[b]	25,936,462	9,683,768
YTL Power International Bhd	15,064,043	5,230,322

		638,449,839
MEXICO — 4.58%
Alfa SAB de CV	16,054,400	29,140,595
America Movil SAB de CV	178,307,400	121,651,646
Arca Continental SAB de CV	2,378,236	14,541,335
Cemex SAB de CV CPO[a]	75,341,082	41,654,825
Coca-Cola Femsa SAB de CV Series L	2,719,493	20,012,413
El Puerto de Liverpool SAB de CV Series C1[b]	1,107,010	12,260,532

Security	Shares	Value
Fibra Uno Administracion SA de CV	13,684,700	$28,622,336
Fomento Economico Mexicano SAB de CV	10,439,900	98,072,837
Gentera SAB de CVb	6,389,500	12,018,068
Gruma SAB de CV Series B	1,131,000	18,216,560
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,760,100	13,948,843
Grupo Aeroportuario del Sureste SAB de CV Series B	1,234,400	17,322,685
Grupo Bimbo SAB de CVa	9,389,100	26,734,044
Grupo Carso SAB de CV Series A1[b]	3,037,541	12,299,967
Grupo Comercial Chedraui SA de CVb	1,385,700	3,662,869
Grupo Financiero Banorte SAB de CV	14,186,056	71,859,703
Grupo Financiero Inbursa SAB de CV Series Ob	13,343,200	23,887,478
Grupo Financiero Santander Mexico SAB de CV Series B	10,386,500	16,687,770
Grupo Lala SAB de CV	2,974,300	6,983,940
Grupo Mexico SAB de CV Series B	21,403,388	45,145,090
Grupo Televisa SAB	13,817,100	71,350,536
Industrias Penoles SAB de CV	782,443	9,220,429
Kimberly-Clark de Mexico SAB de CV Series A	8,837,100	19,445,822
Mexichem SAB de CV	5,931,092	12,454,408
OHL Mexico SAB de CVa	4,307,500	5,034,586
Promotora y Operadora de Infraestructura SAB de CV	1,466,700	17,063,251
Wal-Mart de Mexico SAB de CV	29,766,900	70,274,044

		839,566,612
PERU — 0.39%
Cia. de Minas Buenaventura SA ADR[a]	1,098,220	5,732,708
Credicorp Ltd.	379,804	44,528,221
Southern Copper Corp.[b]	884,301	21,170,166

		71,431,095
PHILIPPINES — 1.44%
Aboitiz Equity Ventures Inc.	12,296,480	14,740,260
Aboitiz Power Corp.	5,237,664	4,730,971
Alliance Global Group Inc.	12,339,080	3,736,756
Ayala Corp.	1,373,076	19,895,886

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Ayala Land Inc.	42,340,200	$29,206,279
Bank of the Philippine Islands	5,403,712	9,517,579
BDO Unibank Inc.	8,572,736	17,848,599
DMCI Holdings Inc.	15,807,200	4,255,145
Energy Development Corp.	47,508,500	5,695,025
Globe Telecom Inc.	211,730	7,872,527
GT Capital Holdings Inc.	387,020	10,629,824
International Container Terminal Services Inc.	3,634,620	4,739,147
JG Summit Holdings Inc.	13,499,254	18,992,641
Jollibee Foods Corp.	2,774,599	12,778,910
Megaworld Corp.	56,456,000	4,274,271
Metro Pacific Investments Corp.	58,664,100	7,155,663
Metropolitan Bank & Trust Co.	2,052,386	3,263,099
Philippine Long Distance Telephone Co.	561,003	21,590,652
Robinsons Land Corp.	5,249,400	2,897,934
SM Investments Corp.	1,016,585	17,531,014
SM Prime Holdings Inc.	46,144,725	20,088,240
Universal Robina Corp.	5,201,910	21,660,950

		263,101,372
POLAND — 1.34%
Alior Bank SAa	287,289	4,301,288
Bank Handlowy w Warszawie SA	207,224	4,156,088
Bank Millennium SAa	3,326,738	4,875,134
Bank Pekao SA	740,110	27,558,862
Bank Zachodni WBK SAa	198,722	13,641,390
CCC SA	111,524	4,183,405
Cyfrowy Polsat SAa	1,197,150	6,885,678
Enea SA	1,089,929	3,014,558
Energa SA	1,144,737	3,632,768
Eurocash SA	492,447	6,121,722
Grupa Azoty SAa	218,264	5,128,560
Grupa Lotos SAa	505,420	3,214,172
KGHM Polska Miedz SA	777,082	13,202,699
LPP SAb	6,919	8,755,162
mBank SAa,b	89,849	7,259,731
Orange Polska SA	3,756,562	5,899,572
PGE Polska Grupa Energetyczna SA	4,793,181	15,510,594
Polski Koncern Naftowy ORLEN SAb	1,833,330	29,305,405
Polskie Gornictwo Naftowe i Gazownictwo SA	10,314,097	12,870,697

Security	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SAa	4,979,342	$30,420,457
Powszechny Zaklad Ubezpieczen SA	3,196,953	27,581,994
Synthos SA	3,407,239	3,365,658
Tauron Polska Energia SA	6,339,011	4,010,628

		244,896,222
QATAR — 1.02%
Barwa Real Estate Co.	659,955	6,671,156
Commercial Bank QSC (The)	744,145	8,789,517
Doha Bank QSC	546,434	6,281,627
Ezdan Holding Group QSC	4,357,790	18,386,390
Industries Qatar QSC	898,767	25,873,034
Masraf Al Rayan QSC	2,247,475	21,051,750
Ooredoo QSC	436,600	10,673,644
Qatar Electricity & Water Co. QSC	182,891	9,595,435
Qatar Gas Transport Co. Ltd.	1,194,872	7,759,037
Qatar Insurance Co. SAQ	492,422	10,618,082
Qatar Islamic Bank SAQ	328,598	8,836,628
Qatar National Bank SAQ	1,229,836	45,707,131
Vodafone Qatar QSC	2,239,474	6,323,800

		186,567,231
RUSSIA — 3.41%
Alrosa PAO	10,538,300	9,758,472
Gazprom PAO ADR	14,222,495	52,388,560
Gazprom PAO	37,616,109	70,767,848
Lukoil PJSC	1,596,320	57,062,216
Lukoil PJSC ADR	1,247,006	44,268,713
Magnit PJSC GDR[d]	1,472,902	49,342,217
MegaFon PJSC GDR[d]	543,867	6,390,437
MMC Norilsk Nickel PJSC	310,251	37,539,457
Mobile TeleSystems PJSC ADR	2,870,500	20,093,500
Moscow Exchange MICEX-RTS PJSC	6,913,200	9,074,115
Novatek OAO GDR[d]	514,457	44,500,531
Rosneft OAO	6,700,087	25,548,366
Rostelecom PJSC	4,645,870	5,448,639
RusHydro PJSC	677,128,100	6,045,533
Sberbank of Russia PJSC	61,067,081	87,096,686
Severstal PAO	1,216,793	10,260,585
Sistema JSFC GDR[d]	979,182	5,444,252
Surgutneftegas OAO	22,967,160	12,027,872

SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Surgutneftegas OAO ADR	1,673,209	$8,591,928
Tatneft PAO Class S	7,987,890	34,088,678
VTB Bank PJSC	29,830,502,000	29,137,580

		624,876,185
SOUTH AFRICA — 7.00%
African Bank Investments Ltd.[a,b]	14,665,413	9,291
Anglo American Platinum Ltd.[a,b]	301,263	6,248,408
AngloGold Ashanti Ltd.[a]	2,345,132	30,346,512
Aspen Pharmacare Holdings Ltd.	1,953,790	34,804,542
Barclays Africa Group Ltd.	1,981,085	17,068,690
Barloworld Ltd.	1,300,134	5,362,829
Bidvest Group Ltd. (The)	1,844,501	41,750,139
Brait SEa,b	1,972,428	19,269,563
Capitec Bank Holdings Ltd.[b]	199,261	5,983,548
Coronation Fund Managers Ltd.	1,191,960	4,766,360
Discovery Ltd.	2,071,193	14,967,531
Exxaro Resources Ltd.[b]	843,892	3,859,955
FirstRand Ltd.	19,137,730	53,746,021
Fortress Income Fund Ltd.	2,845,118	5,920,983
Fortress Income Fund Ltd. Class A	3,312,025	3,149,434
Foschini Group Ltd. (The)	1,196,517	8,851,326
Gold Fields Ltd.	4,537,028	18,840,929
Growthpoint Properties Ltd.	13,265,473	20,329,035
Hyprop Investments Ltd.	1,313,090	8,653,888
Impala Platinum Holdings Ltd.[a]	3,501,232	7,421,727
Imperial Holdings Ltd.	1,059,629	8,068,940
Investec Ltd.	1,558,244	10,170,852
Liberty Holdings Ltd.	742,809	5,788,629
Life Healthcare Group Holdings Ltd.	5,448,972	12,106,219
Massmart Holdings Ltd.	545,375	3,691,367
MMI Holdings Ltd./South Africa	6,023,385	8,910,164
Mondi Ltd.	645,575	11,602,428
Mr. Price Group Ltd.	1,390,842	14,525,293
MTN Group Ltd.	9,403,737	79,710,357
Naspers Ltd. Class N	2,256,443	269,431,150
Nedbank Group Ltd.	1,191,990	13,754,980

Security	Shares	Value
Netcare Ltd.	5,796,512	$11,872,184
New Europe Property Investments PLC	1,026,312	11,495,287
Pick n Pay Stores Ltd.	1,592,089	5,682,538
Pioneer Foods Group Ltd.	643,953	5,304,232
PSG Group Ltd.	477,983	5,259,512
Rand Merchant Investment Holdings Ltd.	3,513,858	8,788,596
Redefine Properties Ltd.	23,714,464	15,459,194
Remgro Ltd.	2,773,051	42,354,077
Resilient REIT Ltd.	1,565,168	12,196,192
RMB Holdings Ltd.	3,899,537	14,143,168
Sanlam Ltd.	9,911,712	33,593,915
Sappi Ltd.[a]	3,039,072	12,441,310
Sasol Ltd.	3,144,810	85,098,679
Shoprite Holdings Ltd.	2,633,144	25,729,408
Sibanye Gold Ltd.	3,367,051	12,160,709
SPAR Group Ltd. (The)	1,022,544	11,573,574
Standard Bank Group Ltd.	6,933,672	47,962,777
Steinhoff International Holdings NV Class H	15,851,697	85,058,425
Telkom SA SOC Ltd.	1,360,035	4,650,944
Tiger Brands Ltd.	953,642	17,661,671
Truworths International Ltd.	2,421,650	13,163,059
Tsogo Sun Holdings Ltd.	1,322,071	1,775,615
Vodacom Group Ltd.	2,147,264	20,447,089
Woolworths Holdings Ltd./South Africa	5,656,897	28,953,032

		1,281,936,277
SOUTH KOREA — 14.60%
AmorePacific Corp.	185,862	55,231,087
AmorePacific Group	160,189	18,328,409
BGF retail Co. Ltd.	47,739	6,272,813
BNK Financial Group Inc.	1,326,916	9,238,091
Celltrion Inc.[a,b]	393,798	31,842,646
Cheil Worldwide Inc.[b]	471,205	6,458,256
CJ CheilJedang Corp.	45,634	13,357,733
CJ Corp.	84,548	16,271,063
CJ E&M Corp.	101,429	6,110,181
CJ Korea Express Corp.[a]	38,755	6,126,468
Coway Co. Ltd.	310,209	24,456,519
Daelim Industrial Co. Ltd.	160,223	10,416,374
Daewoo Engineering & Construction Co. Ltd.[a,b]	543,699	2,356,454
Daewoo International Corp.[b]	253,427	3,903,764

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Daewoo Securities Co. Ltd.	1,028,191	$6,642,877
DGB Financial Group Inc.	969,026	6,503,530
Dongbu Insurance Co. Ltd.	240,006	13,099,705
Dongsuh Cos. Inc.[b]	175,544	4,187,392
Doosan Corp.[b]	45,696	2,786,026
Doosan Heavy Industries & Construction Co. Ltd.[b]	274,783	3,666,143
E-MART Inc.	118,847	16,913,619
GS Engineering & Construction Corp.[a,b]	285,293	5,790,292
GS Holdings Corp.	295,070	12,645,516
GS Retail Co. Ltd.[b]	140,316	5,786,461
Hana Financial Group Inc.	1,680,593	28,333,762
Hankook Tire Co. Ltd.[a]	423,538	18,288,129
Hanmi Pharm Co. Ltd.[b]	30,107	15,897,041
Hanmi Science Co. Ltd.[b]	67,679	8,072,008
Hanon Systems[b]	1,040,090	8,359,743
Hanssem Co. Ltd.[b]	54,815	11,302,519
Hanwha Chemical Corp.	602,431	11,666,712
Hanwha Corp.	257,944	7,070,673
Hanwha Life Insurance Co. Ltd.	1,277,680	6,322,796
Hotel Shilla Co. Ltd.[b]	190,031	9,742,028
Hyosung Corp.	129,003	13,039,035
Hyundai Department Store Co. Ltd.	85,958	9,418,055
Hyundai Development Co. –Engineering & Construction[a]	325,340	10,365,000
Hyundai Engineering & Construction Co. Ltd.	440,903	13,547,598
Hyundai Glovis Co. Ltd.	107,067	16,665,640
Hyundai Heavy Industries Co. Ltd.[a,b]	238,178	19,836,932
Hyundai Marine & Fire Insurance Co. Ltd.	372,652	9,265,828
Hyundai Mobis Co. Ltd.	385,655	77,648,658
Hyundai Motor Co.	874,534	104,304,815
Hyundai Steel Co.	434,115	19,517,097
Hyundai Wia Corp.	94,033	8,325,878
Industrial Bank of Korea[a]	1,576,485	14,850,853
Kakao Corp.[a,b]	171,443	13,155,932
Kangwon Land Inc.[a]	672,233	22,422,262
KB Financial Group Inc.	2,194,002	52,690,110
KCC Corp.	33,131	11,425,868
KEPCO Plant Service & Engineering Co. Ltd.[a]	122,324	7,042,507

Security	Shares	Value
Kia Motors Corp.	1,494,035	$55,692,580
Korea Aerospace Industries Ltd.[a,b]	316,923	18,143,566
Korea Electric Power Corp.	1,459,448	69,272,740
Korea Gas Corp.	161,313	5,008,829
Korea Investment Holdings Co. Ltd.[a]	220,813	7,418,760
Korea Zinc Co. Ltd.[a]	48,818	17,625,323
Korean Air Lines Co. Ltd.[a]	197,473	4,103,708
KT Corp.	170,925	3,994,285
KT&G Corp.	621,625	53,532,031
Kumho Petrochemical Co. Ltd.	80,694	4,012,841
LG Chem Ltd.	262,941	63,784,507
LG Corp.	541,908	31,461,951
LG Display Co. Ltd.	1,317,120	26,093,183
LG Electronics Inc.	605,784	31,790,557
LG Household & Health Care Ltd.	53,284	37,398,328
LG Innotek Co. Ltd.[b]	79,924	5,635,460
LG Uplus Corp.	1,243,564	10,709,110
Lotte Chemical Corp.[b]	88,653	22,903,399
Lotte Chilsung Beverage Co. Ltd.[a]	2,894	4,855,705
Lotte Confectionery Co. Ltd.[a]	3,496	6,778,853
Lotte Shopping Co. Ltd.	62,952	12,725,803
Mirae Asset Securities Co. Ltd.[a,b]	355,778	5,681,746
NAVER Corp.	159,381	73,717,096
NCsoft Corp.	96,820	18,789,359
NH Investment & Securities Co. Ltd.[a,b]	799,321	6,321,144
OCI Co. Ltd.[a,b]	94,982	7,012,094
Orion Corp./Republic of Korea	20,302	15,053,719
Ottogi Corp.[b]	5,922	5,487,679
Paradise Co. Ltd.[b]	256,388	3,037,183
POSCO	394,292	63,286,943
S-1 Corp.	113,565	8,429,908
S-Oil Corp.	258,064	16,485,046
Samsung C&T Corp.	430,239	53,749,434
Samsung Card Co. Ltd.	205,978	5,945,997
Samsung Electro-Mechanics Co. Ltd.	339,346	14,872,284
Samsung Electronics Co. Ltd.	625,088	595,418,181
Samsung Fire & Marine Insurance Co. Ltd.	202,438	49,598,701
Samsung Heavy Industries Co. Ltd.[a,b]	849,417	7,211,837

SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Samsung Life Insurance Co. Ltd.	454,747	$41,183,524
Samsung SDI Co. Ltd.	311,641	25,174,202
Samsung SDS Co. Ltd.[b]	175,598	26,338,990
Samsung Securities Co. Ltd.	324,400	10,243,244
Shinhan Financial Group Co. Ltd.	2,424,141	74,388,413
Shinsegae Co. Ltd.	39,634	6,810,241
SK Holdings Co. Ltd.	200,003	40,107,337
SK Hynix Inc.	3,293,422	79,892,181
SK Innovation Co. Ltd.	368,436	43,198,205
SK Networks Co. Ltd.	631,398	3,042,882
SK Telecom Co. Ltd.	103,154	19,476,396
Woori Bank	1,895,997	13,353,387
Yuhan Corp.	44,354	9,271,051

		2,672,488,821
TAIWAN — 12.81%
Acer Inc.[a,b]	17,302,121	6,169,660
Advanced Semiconductor Engineering Inc.[b]	35,926,701	41,027,272
Advantech Co. Ltd.[b]	1,851,370	12,813,406
Asia Cement Corp.[b]	13,345,077	11,083,417
Asia Pacific Telecom Co. Ltd.[a]	9,549,000	3,246,982
Asustek Computer Inc.	4,031,968	33,183,174
AU Optronics Corp.[b]	49,326,000	13,373,473
Casetek Holdings Ltd.[b]	822,000	4,477,070
Catcher Technology Co. Ltd.[b]	3,732,210	29,200,006
Cathay Financial Holding Co. Ltd.	46,169,644	51,821,369
Chailease Holding Co. Ltd.[b]	5,989,932	9,985,623
Chang Hwa Commercial Bank Ltd.	27,666,845	13,570,341
Cheng Shin Rubber Industry Co. Ltd.[b]	8,992,128	15,775,188
Chicony Electronics Co. Ltd.[b]	2,906,143	6,340,135
China Airlines Ltd.[a]	14,868,347	5,145,221
China Development Financial Holding Corp.	78,316,848	18,829,791
China Life Insurance Co. Ltd./Taiwan	17,978,983	12,497,427
China Steel Corp.[b]	66,583,313	41,273,960
Chunghwa Telecom Co. Ltd.	21,520,410	67,672,209
Compal Electronics Inc.	24,199,908	14,200,115
CTBC Financial Holding Co. Ltd.	86,893,715	42,359,117

Security	Shares	Value
Delta Electronics Inc.	10,409,000	$42,128,385
E.Sun Financial Holding Co. Ltd.	40,529,144	20,976,808
Eclat Textile Co. Ltd.[b]	1,060,360	13,401,276
EVA Airways Corp.[a]	10,883,360	5,845,811
Evergreen Marine Corp. Taiwan Ltd.	9,919,808	3,582,020
Far Eastern New Century Corp.	18,559,038	14,129,263
Far EasTone Telecommunications Co. Ltd.	9,240,000	19,324,145
Feng TAY Enterprise Co. Ltd.[b]	1,743,830	9,471,633
First Financial Holding Co. Ltd.[b]	50,789,831	23,689,287
Formosa Chemicals & Fibre Corp.	18,350,090	41,303,164
Formosa Petrochemical Corp.[b]	6,310,000	16,025,638
Formosa Plastics Corp.	23,563,280	56,015,260
Formosa Taffeta Co. Ltd.	5,045,000	4,599,889
Foxconn Technology Co. Ltd.[b]	5,172,205	10,194,374
Fubon Financial Holding Co. Ltd.	37,667,969	44,715,978
Giant Manufacturing Co. Ltd.[b]	1,654,203	10,552,812
Hermes Microvision Inc.[b]	226,000	5,617,357
Highwealth Construction Corp.[b]	4,576,170	4,530,452
Hiwin Technologies Corp.[b]	1,222,542	4,929,605
Hon Hai Precision Industry Co. Ltd.	81,204,902	190,598,891
Hotai Motor Co. Ltd.[b]	1,402,000	14,533,853
HTC Corp.[b]	3,838,708	9,275,646
Hua Nan Financial Holdings Co. Ltd.	34,955,155	16,303,710
Innolux Corp.	48,129,002	13,990,315
Inotera Memories Inc.[a,b]	13,204,000	11,323,845
Inventec Corp.	13,586,281	9,730,184
Largan Precision Co. Ltd.[b]	574,000	43,785,809
Lite-On Technology Corp.	12,097,387	13,960,484
MediaTek Inc.	8,447,338	59,989,521
Mega Financial Holding Co. Ltd.	56,482,162	37,221,935
Merida Industry Co. Ltd.[b]	1,244,500	5,692,224
Nan Ya Plastics Corp.	26,910,160	51,663,102
Novatek Microelectronics Corp.[b]	3,360,000	13,952,817
OBI Pharma Inc.[a,b]	592,000	8,247,954
Pegatron Corp.	10,897,414	25,905,624
Phison Electronics Corp.	822,535	6,410,585
Pou Chen Corp.	12,706,220	15,771,894
Powertech Technology Inc.	3,954,300	8,603,030

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
President Chain Store Corp.	3,269,000	$22,182,219
Quanta Computer Inc.[b]	15,227,000	25,751,005
Radiant Opto-Electronics Corp.[b]	2,556,240	5,061,404
Realtek Semiconductor Corp.[b]	2,724,637	6,878,823
Ruentex Development Co. Ltd.[b]	4,745,025	6,453,874
Ruentex Industries Ltd.	2,968,598	5,243,642
Shin Kong Financial Holding Co. Ltd.[b]	44,650,865	8,437,874
Siliconware Precision Industries Co. Ltd.	12,633,509	19,502,257
Simplo Technology Co. Ltd.[b]	1,656,202	5,332,620
SinoPac Financial Holdings Co. Ltd.	53,658,925	14,725,848
Standard Foods Corp.[b]	2,246,972	5,584,975
Synnex Technology International Corp.[b]	7,592,985	7,745,612
Taishin Financial Holding Co. Ltd.[b]	44,972,025	14,886,022
Taiwan Business Bank[a]	21,569,149	5,445,509
Taiwan Cement Corp.[b]	18,826,296	16,995,332
Taiwan Cooperative Financial Holding Co. Ltd.	38,998,943	16,605,532
Taiwan Fertilizer Co. Ltd.	4,170,000	5,621,570
Taiwan Mobile Co. Ltd.	9,532,600	29,402,127
Taiwan Semiconductor Manufacturing Co. Ltd.	139,457,000	625,273,622
Teco Electric and Machinery Co. Ltd.[b]	11,206,000	9,171,979
Transcend Information Inc.[b]	1,103,000	3,368,876
Uni-President Enterprises Corp.	27,444,839	47,321,536
United Microelectronics Corp.[b]	68,445,000	27,495,810
Vanguard International Semiconductor Corp.[b]	4,800,000	7,380,838
Wistron Corp.[b]	14,171,268	8,443,401
WPG Holdings Ltd.	8,056,532	8,230,599
Yuanta Financial Holding Co. Ltd.	49,737,635	16,014,465
Yulon Motor Co. Ltd.[b]	5,238,000	4,649,765
Zhen Ding Technology Holding Ltd.	2,077,075	4,493,912

		2,345,740,584

Security	Shares	Value
THAILAND — 2.32%
Advanced Info Service PCL NVDR	5,953,600	$28,489,722
Airports of Thailand PCL NVDR[b]	2,444,500	27,374,558
Bangkok Bank PCL Foreign	1,466,200	6,831,019
Bangkok Dusit Medical Services PCL NVDR	21,642,900	13,120,591
Bangkok Expressway & Metro PCL[a]	31,306,700	4,612,972
Banpu PCL NVDR[b]	6,320,800	3,246,440
BEC World PCL NVDR[b]	6,115,500	5,406,631
BTS Group Holdings PCL NVDR	29,979,200	6,983,647
Bumrungrad Hospital PCL NVDR	2,012,300	12,255,658
Central Pattana PCL NVDR	8,361,100	10,911,904
Charoen Pokphand Foods PCL NVDR	17,513,100	9,339,009
CP ALL PCL NVDR	25,078,800	30,442,271
Delta Electronics Thailand PCL NVDR	2,538,800	5,789,433
Energy Absolute PCL NVDR[b]	5,890,900	3,505,110
Glow Energy PCL NVDR	3,253,700	7,374,018
Home Product Center PCL NVDR[b]	17,345,614	3,505,148
Indorama Ventures PCL NVDR	8,453,180	5,100,852
IRPC PCL NVDR	59,663,500	7,334,441
Kasikornbank PCL Foreign	6,653,500	32,399,165
Kasikornbank PCL NVDR	3,257,800	15,589,529
Krung Thai Bank PCL NVDR[b]	20,172,700	10,021,240
Minor International PCL NVDR[b]	9,779,220	9,880,772
PTT Exploration & Production PCL NVDR	7,920,339	15,060,426
PTT Global Chemical PCL NVDR	10,918,330	16,470,958
PTT PCL NVDR	5,688,600	41,510,974
Siam Cement PCL (The) Foreign	1,766,300	21,911,440
Siam Cement PCL (The) NVDR[b]	535,800	6,646,747
Siam Commercial Bank PCL (The) NVDR	8,851,100	34,405,763
Thai Oil PCL NVDR	4,890,300	8,715,522
Thai Union Group PCL NVDR	9,934,400	5,548,542

SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
TMB Bank PCL NVDR	74,343,200	$5,299,796
True Corp. PCL NVDR[a,b]	50,133,021	9,919,669

		425,003,967
TURKEY — 1.51%
Akbank TAS	12,586,996	31,480,270
Anadolu Efes Biracilik ve Malt Sanayii AS	1,107,664	6,447,753
Arcelik AS	1,190,924	7,702,233
BIM Birlesik Magazalar ASb	1,219,433	22,595,085
Coca-Cola Icecek AS	374,821	4,193,713
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,445,640	9,993,824
Enka Insaat ve Sanayi AS	2,651,080	4,288,669
Eregli Demir ve Celik Fabrikalari TAS	7,944,857	9,276,349
Ford Otomotiv Sanayi AS	428,874	5,065,555
Haci Omer Sabanci Holding AS	5,290,906	15,614,153
KOC Holding ASb	3,665,892	16,054,096
Petkim Petrokimya Holding ASa	2,715,915	3,217,038
TAV Havalimanlari Holding AS	991,613	5,856,114
Tofas Turk Otomobil Fabrikasi AS	687,913	4,679,522
Tupras Turkiye Petrol Rafinerileri ASa	727,600	18,689,874
Turk Hava Yollari AOa	3,100,015	7,679,745
Turk Telekomunikasyon AS	2,575,409	5,029,142
Turkcell Iletisim Hizmetleri AS	4,983,944	18,688,947
Turkiye Garanti Bankasi AS	13,036,653	32,472,508
Turkiye Halk Bankasi ASb	3,584,515	12,131,159
Turkiye Is Bankasi Class C	9,006,371	13,777,175
Turkiye Sise ve Cam Fabrikalari AS	3,805,772	4,353,428
Turkiye Vakiflar Bankasi Tao Class Db	4,406,628	6,159,257
Ulker Biskuvi Sanayi AS	852,318	5,203,674
Yapi ve Kredi Bankasi ASb	5,153,921	6,540,952

		277,190,235
UNITED ARAB EMIRATES — 0.99%
Abu Dhabi Commercial Bank PJSC	10,395,853	19,246,076
Aldar Properties PJSC	19,077,311	12,984,652
Arabtec Holding PJSC[a]	13,382,339	5,246,476
DP World Ltd.	957,044	16,241,037
Dubai Financial Market PJSC	12,074,047	4,536,335
Dubai Islamic Bank PJSC	6,104,784	10,620,484

Security	Shares	Value
Emaar Malls Group PJSC[a]	9,169,028	$6,864,820
Emaar Properties PJSC	20,292,936	32,320,191
Emirates Telecommunications Group Co. PJSC	9,637,043	46,046,230
First Gulf Bank PJSC	5,211,321	18,089,692
National Bank of Abu Dhabi PJSC	3,942,399	8,801,315

		180,997,308

TOTAL COMMON STOCKS
(Cost: $21,991,154,277)		17,620,231,109

PREFERRED STOCKS — 3.15%

BRAZIL — 1.92%
Banco Bradesco SA	14,329,609	76,846,143
Braskem SA Class A	917,200	5,877,566
Centrais Eletricas Brasileiras SA Class B	1,346,737	3,306,516
Cia. Brasileira de Distribuicao	878,286	9,177,275
Cia. Energetica de Minas Gerais	4,302,102	6,346,176
Cia. Energetica de Sao Paulo Class B	1,114,300	3,808,328
Cia. Paranaense de Energia Class B	602,275	3,500,772
Gerdau SA	4,884,985	4,333,425
Itau Unibanco Holding SA	17,154,967	109,500,707
Itausa-Investimentos Itau SA	19,837,664	33,999,163
Lojas Americanas SA	2,846,070	14,225,701
Petroleo Brasileiro SA	21,507,727	27,781,197
Suzano Papel e Celulose SA Class A	2,119,900	8,790,076
Telefonica Brasil SA	2,151,667	20,655,311
Vale SA	10,885,051	23,415,183

		351,563,539
CHILE — 0.08%
Embotelladora Andina SA Class B	1,391,147	4,146,113
Sociedad Quimica y Minera de Chile SA Series B	557,600	9,977,978

		14,124,091
COLOMBIA — 0.16%
Bancolombia SA	2,458,877	18,328,460
Grupo Aval Acciones y Valores SA	17,455,523	5,890,340

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 29, 2016

Security	Shares	Value
Grupo de Inversiones Suramericana SA	463,330	$5,234,934

		29,453,734
RUSSIA — 0.24%
AK Transneft OAO	9,251	21,869,116
Surgutneftegas OAO	39,651,900	23,301,911

		45,171,027
SOUTH KOREA — 0.75%
AmorePacific Corp.	44,354	8,051,648
Hyundai Motor Co.	129,257	10,608,543
Hyundai Motor Co. Series 2	215,348	17,935,509
LG Chem Ltd.	44,310	7,201,674
Samsung Electronics Co. Ltd.	116,638	92,993,505

		136,790,879

TOTAL PREFERRED STOCKS
(Cost: $1,038,566,383)		577,103,270

RIGHTS — 0.00%

BRAZIL — 0.00%
Duratex SAa	70,769	46,773

		46,773

TOTAL RIGHTS
(Cost: $0)		46,773

SHORT-TERM INVESTMENTS — 6.01%

MONEY MARKET FUNDS — 6.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	1,021,740,088	1,021,740,088

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	51,852,138	$51,852,138
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	25,537,938	25,537,938

		1,099,130,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,099,130,164)		1,099,130,164

TOTAL INVESTMENTS IN SECURITIES — 105.39%
(Cost: $24,128,850,824)		19,296,511,316
Other Assets, Less Liabilities — (5.39)%		(986,497,699)

NET ASSETS — 100.00%		$18,310,013,617

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 29, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Mini Index	2,645	Mar. 2016	New York Board of Trade	$98,142,725	$(455,882)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 98.58%

BRAZIL — 1.19%
Ambev SA	2,044,800	$9,064,477
BRF SA	227,200	2,934,707
Cielo SA	2,121,448	16,532,079
TOTVS SA	397,600	3,147,388

		31,678,651
CHILE — 3.80%
AES Gener SA	8,880,680	3,995,891
Aguas Andinas SA Series A	34,662,200	18,062,655
Banco de Chile	334,448,056	34,270,276
Banco de Credito e Inversiones	65,320	2,628,687
Cia. Cervecerias Unidas SA	462,352	4,550,260
Colbun SA	74,698,248	19,406,386
Empresa Nacional de Electricidad SA/Chile	10,036,560	13,297,341
Empresas COPEC SA	276,616	2,339,363
SACI Falabella	400,440	2,601,232

		101,152,091
CHINA — 18.32%
AAC Technologies Holdings Inc.[a]	1,420,000	9,851,790
Agricultural Bank of China Ltd. Class H	23,288,000	7,666,683
ANTA Sports Products Ltd.[a]	3,408,000	7,704,666
Bank of China Ltd. Class H	58,504,000	21,893,436
Bank of Communications Co. Ltd. Class H	3,976,000	2,270,203
Beijing Capital International Airport Co. Ltd. Class H	4,544,000	3,956,055
Beijing Enterprises Holdings Ltd.	1,988,000	9,241,874
Beijing Enterprises Water Group Ltd.[a]	13,632,000	7,152,455
China CITIC Bank Corp. Ltd. Class Hb	6,248,000	3,446,940
China Communications Services Corp. Ltd. Class H	19,312,000	7,773,327
China Construction Bank Corp. Class H	32,376,000	18,943,925
China Everbright Bank Co. Ltd. Class H	17,608,000	6,996,871
China Gas Holdings Ltd.[a]	1,136,000	1,513,469

Security	Shares	Value
China Huishan Dairy Holdings Co. Ltd.[a]	5,680,000	$2,132,881
China Life Insurance Co. Ltd. Class H	1,144,000	2,489,211
China Medical System Holdings Ltd.[a]	6,816,000	8,677,610
China Mengniu Dairy Co. Ltd.	7,980,000	11,473,081
China Merchants Holdings International Co. Ltd.[a]	1,136,000	3,148,190
China Minsheng Banking Corp. Ltd. Class H	1,988,100	1,631,151
China Mobile Ltd.	2,855,000	30,179,588
China Petroleum & Chemical Corp. Class H	20,448,000	11,386,077
China Resources Beer Holdings Co. Ltd.	3,134,000	5,078,143
China Resources Gas Group Ltd.[a]	4,544,000	11,862,323
China Resources Power Holdings Co. Ltd.	3,408,000	5,513,350
CSPC Pharmaceutical Group Ltd.	12,496,000	9,947,113
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	397,600	1,631,069
ENN Energy Holdings Ltd.	582,000	2,660,713
Guangdong Investment Ltd.	22,720,000	27,610,579
Haier Electronics Group Co. Ltd.	1,757,000	2,625,507
Hanergy Thin Film Power Group Ltd.[a,b]	22,366,000	29
Hengan International Group Co. Ltd.[a]	2,567,000	20,318,390
Industrial & Commercial Bank of China Ltd. Class H	28,968,000	14,304,909
Jiangsu Expressway Co. Ltd. Class H	18,244,000	21,443,794
Lenovo Group Ltd.[a]	14,768,000	12,325,421
Luye Pharma Group Ltd.[a,b]	2,840,000	2,282,621
Netease Inc.	60,776	8,181,057
PetroChina Co. Ltd. Class H	5,680,000	3,644,889
Semiconductor Manufacturing International Corp.[b]	87,472,000	7,199,203
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,272,000	1,460,877

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,499,200	$4,499,502
Shenzhou International Group Holdings Ltd.[a]	5,399,000	27,633,238
Sihuan Pharmaceutical Holdings Group Ltd.	10,904,000	2,790,450
Sino Biopharmaceutical Ltd.	27,336,000	20,002,423
Sinopharm Group Co. Ltd. Class H	681,600	2,489,335
Sun Art Retail Group Ltd.[a]	20,732,000	12,530,674
TAL Education Group Class A ADR[b]	227,200	11,757,600
Tencent Holdings Ltd.	1,476,800	26,948,801
Tingyi Cayman Islands Holding Corp.[a]	7,036,000	6,632,315
TravelSky Technology Ltd. Class H	1,136,000	1,712,148
Tsingtao Brewery Co. Ltd. Class Ha	1,410,000	5,095,195
Want Want China Holdings Ltd.[a]	2,840,000	1,880,879
YY Inc. ADR[b]	39,760	2,069,508
Zhejiang Expressway Co. Ltd. Class H	20,448,000	18,117,799
ZTE Corp. Class H	3,206,720	5,228,964

		487,008,301
COLOMBIA — 0.15%
Corp. Financiera Colombiana SA New[b]	3,001	33,219
Corp. Financiera Colombiana SA/CD	340,232	3,870,763

		3,903,982
CZECH REPUBLIC — 0.52%
CEZ AS	341,368	5,029,852
Komercni Banka AS	47,144	8,784,244

		13,814,096
EGYPT — 0.51%
Commercial International Bank Egypt SAE	3,170,008	13,546,333

		13,546,333
HUNGARY — 0.18%
Richter Gedeon Nyrt	270,936	4,816,484

		4,816,484

Security	Shares	Value
INDIA — 4.77%
Aurobindo Pharma Ltd.	346,480	$3,319,980
Cipla Ltd.	239,696	1,801,092
Coal India Ltd.	378,856	1,721,947
Dabur India Ltd.	4,918,312	17,046,075
Divi’s Laboratories Ltd.	601,512	8,356,116
Dr. Reddy’s Laboratories Ltd.	191,984	8,518,983
HCL Technologies Ltd.	529,376	6,291,780
Hindustan Unilever Ltd.	385,104	4,673,589
Infosys Ltd.	994,568	15,756,835
Marico Ltd.	690,688	2,389,775
Sun Pharmaceuticals Industries Ltd.	1,107,032	13,815,047
Tata Consultancy Services Ltd.	571,976	18,196,235
Tech Mahindra Ltd.	766,232	4,653,383
Wipro Ltd.	2,664,488	20,258,676

		126,799,513
INDONESIA — 4.69%
Bank Central Asia Tbk PT	28,854,400	29,076,656
Gudang Garam Tbk PT	624,800	2,976,351
Indofood CBP Sukses Makmur Tbk PT	3,464,800	4,080,960
Indofood Sukses Makmur Tbk PT	26,866,400	14,164,532
Jasa Marga Persero Tbk PT	3,976,000	1,575,890
Kalbe Farma Tbk PT	122,404,000	11,899,880
Telekomunikasi Indonesia Persero Tbk PT	115,815,200	28,148,325
Tower Bersama Infrastructure Tbk PTb	11,019,200	4,758,890
Unilever Indonesia Tbk PT	8,406,400	27,990,948

		124,672,432
MALAYSIA — 8.89%
Astro Malaysia Holdings Bhd	2,158,400	1,401,292
Axiata Group Bhd[a]	15,655,900	22,041,125
Berjaya Sports Toto Bhd	2,001,198	1,522,909
DiGi.Com Bhd[a]	2,840,000	3,329,655
Hartalega Holdings Bhd	1,022,400	1,191,382
Hong Leong Bank Bhd[a]	7,327,200	22,896,411
IHH Healthcare Bhd	26,412,000	40,199,001
Malayan Banking Bhd[a]	16,415,200	33,220,773
Maxis Bhd[a]	16,358,400	23,808,183
Petronas Chemicals Group Bhd	5,396,000	8,661,831
Petronas Dagangan Bhd	454,400	2,669,127
Petronas Gas Bhd[a]	2,783,200	14,587,807

SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Public Bank Bhd[a]	8,576,880	$37,693,399
Sime Darby Bhd[a]	3,976,000	7,063,192
Telekom Malaysia Bhd[a]	5,907,200	9,271,705
Tenaga Nasional Bhd	2,158,400	6,734,413

		236,292,205
MEXICO — 3.84%
America Movil SAB de CV	10,678,400	7,285,423
Arca Continental SAB de CV	3,239,200	19,805,558
Coca-Cola Femsa SAB de CV Series L	511,200	3,761,858
El Puerto de Liverpool SAB de CV Series C1	2,652,560	29,378,051
Fibra Uno Administracion SA de CV	1,192,800	2,494,810
Gruma SAB de CV Series B	548,120	8,828,347
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,192,800	9,452,975
Grupo Aeroportuario del Sureste SAB de CV Series B	340,800	4,782,543
Grupo Bimbo SAB de CVb	681,600	1,940,753
Wal-Mart de Mexico SAB de CV	6,077,600	14,348,069

		102,078,387
PERU — 1.18%
Cia. de Minas Buenaventura SA ADR[b]	414,640	2,164,421
Credicorp Ltd.	249,352	29,234,028

		31,398,449
PHILIPPINES — 4.23%
Aboitiz Equity Ventures Inc.	3,180,800	3,812,946
Aboitiz Power Corp.	23,231,200	20,983,807
Bank of the Philippine Islands	12,467,604	21,959,239
BDO Unibank Inc.	7,332,880	15,267,195
International Container Terminal Services Inc.	5,731,120	7,472,754
Jollibee Foods Corp.	2,715,040	12,504,601
Metropolitan Bank & Trust Co.	5,089,281	8,091,475
Philippine Long Distance Telephone Co.	548,124	21,094,993
Robinsons Land Corp.	2,272,000	1,254,259

		112,441,269
POLAND — 1.80%
Bank Pekao SA	277,752	10,342,421
Bank Zachodni WBK SAb	68,160	4,678,884
Cyfrowy Polsat SAb	437,360	2,515,575

Security	Shares	Value
Eurocash SA	125,528	$1,560,467
Grupa Lotos SAb	227,200	1,444,857
PGE Polska Grupa Energetyczna SA	4,614,432	14,932,167
Polski Koncern Naftowy ORLEN SA	349,320	5,583,809
Powszechny Zaklad Ubezpieczen SA	775,888	6,694,042

		47,752,222
QATAR — 2.87%
Commercial Bank QSC (The)	1,490,432	17,604,334
Doha Bank QSC	414,640	4,766,566
Masraf Al Rayan QSC	131,208	1,229,005
Qatar Electricity & Water Co. QSC	429,408	22,529,028
Qatar Insurance Co. SAQ	295,360	6,368,839
Qatar Islamic Bank SAQ	508,928	13,686,046
Qatar National Bank SAQ	243,672	9,056,125
Vodafone Qatar QSC	372,608	1,052,166

		76,292,109
RUSSIA — 0.18%
Rosneft OAO	906,120	3,455,162
Rosneft OAO GDR[d]	360,608	1,358,410

		4,813,572
SOUTH AFRICA — 5.06%
Aspen Pharmacare Holdings Ltd.	232,312	4,138,373
Bidvest Group Ltd. (The)	312,968	7,084,007
Discovery Ltd.	732,720	5,295,021
Fortress Income Fund Ltd. Class A	5,821,432	5,535,651
Foschini Group Ltd. (The)	286,840	2,121,921
Liberty Holdings Ltd.	577,656	4,501,610
Life Healthcare Group Holdings Ltd.	3,501,152	7,778,662
Mr. Price Group Ltd.	251,624	2,627,842
MTN Group Ltd.	148,248	1,256,618
Nedbank Group Ltd.	650,928	7,511,390
Netcare Ltd.	1,472,824	3,016,579
Pick n Pay Stores Ltd.	1,557,456	5,558,925
Pioneer Foods Group Ltd.	171,536	1,412,940
Rand Merchant Investment Holdings Ltd.	2,889,984	7,228,210
Redefine Properties Ltd.	15,246,824	9,939,234
Sasol Ltd.	151,088	4,088,447

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
Shoprite Holdings Ltd.	904,824	$8,841,364
SPAR Group Ltd. (The)	708,296	8,016,786
Standard Bank Group Ltd.	2,792,856	19,319,219
Tiger Brands Ltd.	200,504	3,713,380
Tsogo Sun Holdings Ltd.	883,808	1,187,003
Vodacom Group Ltd.	1,496,112	14,246,564

		134,419,746
SOUTH KOREA — 11.35%
AmorePacific Corp.	30,821	9,158,824
AmorePacific Group	48,848	5,589,061
Cheil Worldwide Inc.	145,976	2,000,722
CJ CheilJedang Corp.	19,880	5,819,164
Coway Co. Ltd.	58,504	4,612,388
Dongbu Insurance Co. Ltd.	393,056	21,453,287
E-MART Inc.	22,152	3,152,545
Hyundai Marine & Fire Insurance Co. Ltd.	778,160	19,348,605
Hyundai Wia Corp.	12,496	1,106,422
Kakao Corp.[a,b]	28,400	2,179,316
Kangwon Land Inc.[b]	598,672	19,968,642
KEPCO Plant Service & Engineering Co. Ltd.[b]	128,368	7,390,476
Kia Motors Corp.	186,872	6,965,957
Korea Electric Power Corp.	287,408	13,641,829
KT Corp.	259,644	6,067,528
KT&G Corp.	328,872	28,321,232
LG Display Co. Ltd.	78,384	1,552,849
Lotte Shopping Co. Ltd.	14,768	2,985,364
NAVER Corp.	4,670	2,159,974
NCsoft Corp.[a]	7,952	1,543,204
Orion Corp./Republic of Korea	4,544	3,369,328
S-1 Corp.	248,784	18,467,188
Samsung Electronics Co. Ltd.	10,792	10,279,757
Samsung Fire & Marine Insurance Co. Ltd.	77,248	18,926,291
Samsung Life Insurance Co. Ltd.	230,040	20,833,250
SK Holdings Co. Ltd.	27,264	5,467,350
SK Hynix Inc.	309,560	7,509,339
SK Telecom Co. Ltd.	184,032	34,746,884
Yuhan Corp.	82,052	17,150,839

		301,767,615
TAIWAN — 18.09%
Advanced Semiconductor Engineering Inc.	2,281,000	2,604,837

Security	Shares	Value
Advantech Co. Ltd.	2,272,481	$15,727,932
Asia Cement Corp.	15,494,125	12,868,255
Asustek Computer Inc.	1,273,000	10,476,815
Chicony Electronics Co. Ltd.	7,986,579	17,423,778
China Airlines Ltd.[b]	30,104,828	10,417,836
China Steel Corp.	3,976,517	2,464,981
Chunghwa Telecom Co. Ltd.	14,200,000	44,652,744
Delta Electronics Inc.	2,276,000	9,211,663
EVA Airways Corp.[b]	5,112,899	2,746,306
Far EasTone Telecommunications Co. Ltd.	15,904,000	33,260,953
First Financial Holding Co. Ltd.	45,440,792	21,194,399
Formosa Chemicals & Fibre Corp.	568,300	1,279,154
Formosa Petrochemical Corp.	5,680,000	14,425,614
Formosa Plastics Corp.	4,703,840	11,182,094
Formosa Taffeta Co. Ltd.	7,982,000	7,277,762
Foxconn Technology Co. Ltd.	5,112,328	10,076,357
Hon Hai Precision Industry Co. Ltd.	9,778,750	22,952,049
HTC Corp.	1,136,000	2,744,969
Hua Nan Financial Holdings Co. Ltd.	38,624,175	18,015,007
Lite-On Technology Corp.	18,823,548	21,722,528
MediaTek Inc.	568,000	4,033,702
Novatek Microelectronics Corp.	568,000	2,358,690
OBI Pharma Inc.[b]	72,000	1,003,130
Powertech Technology Inc.	2,272,000	4,942,995
President Chain Store Corp.	2,280,000	15,471,233
Quanta Computer Inc.	2,272,000	3,842,273
Standard Foods Corp.	1,310,340	3,256,924
Synnex Technology International Corp.	11,360,000	11,588,349
Taiwan Business Bank[b]	11,546,921	2,915,222
Taiwan Cement Corp.	7,952,000	7,178,623
Taiwan Cooperative Financial Holding Co. Ltd.	73,840,375	31,440,819
Taiwan Mobile Co. Ltd.	12,236,000	37,740,431
Taiwan Semiconductor Manufacturing Co. Ltd.	10,224,000	45,840,636
Transcend Information Inc.	2,840,000	8,674,169
United Microelectronics Corp.	6,248,000	2,509,954
WPG Holdings Ltd.	5,112,000	5,222,448

		480,745,631

SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 29, 2016

Security	Shares	Value
THAILAND — 4.19%
Advanced Info Service PCL NVDR	1,533,600	$7,338,726
Bangkok Dusit Medical Services PCL NVDR	22,892,800	13,878,318
BTS Group Holdings PCL NVDR	92,300,000	21,501,263
Bumrungrad Hospital PCL NVDR	965,600	5,880,864
CP ALL PCL NVDR	12,781,200	15,514,648
Delta Electronics Thailand PCL NVDR	7,895,800	18,005,438
Glow Energy PCL NVDR	2,954,200	6,695,247
Kasikornbank PCL NVDR[a]	1,269,300	6,073,973
PTT PCL NVDR	1,771,100	12,924,109
Thai Oil PCL NVDR	2,044,800	3,644,255

		111,456,841
UNITED ARAB EMIRATES — 2.77%
Abu Dhabi Commercial Bank PJSC	2,081,720	3,853,935
DP World Ltd.	900,848	15,287,390
Dubai Islamic Bank PJSC	2,537,824	4,415,049
Emirates Telecommunications Group Co. PJSC	2,529,304	12,085,130
First Gulf Bank PJSC	5,353,400	18,582,881
National Bank of Abu Dhabi PJSC	8,665,408	19,345,325

		73,569,710

TOTAL COMMON STOCKS
(Cost: $2,971,600,235)		2,620,419,639

PREFERRED STOCKS — 0.95%

COLOMBIA — 0.65%
Grupo de Inversiones Suramericana SA	1,531,896	17,308,125

		17,308,125
RUSSIA — 0.25%
AK Transneft OAO	2,799	6,616,761

		6,616,761
SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	1,704	1,358,571

		1,358,571

TOTAL PREFERRED STOCKS
(Cost: $34,639,429)		25,283,457

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.83%

MONEY MARKET FUNDS — 3.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	92,759,528	$92,759,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	4,707,439	4,707,439
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	4,175,580	4,175,580

		101,642,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,642,547)		101,642,547

TOTAL INVESTMENTS IN SECURITIES — 103.36%
(Cost: $3,107,882,211)		2,747,345,643
Other Assets, Less Liabilities — (3.36)%		(89,280,946)

NET ASSETS — 100.00%		$2,658,064,697

GDR  —  Global Depositary Receipts

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 29, 2016

	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$—	$—	$23,029,720,660
Affiliated (Note 2)	2,531,148	241,051,885	1,099,130,164

Total cost of investments	$2,531,148	$241,051,885	$24,128,850,824

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$—	$18,197,381,152
Affiliated (Note 2)	2,285,955	188,753,158	1,099,130,164

Total fair value of investments	2,285,955	188,753,158	19,296,511,316
Foreign currency, at value[b]	—	—	14,244,824
Cash	—	—	19,496,409
Cash pledged to broker	—	—	4,761,010
Receivables:
Investment securities sold	4,985	499,248	61,326,290
Dividends and interest	—	40,935	59,026,013
Unrealized appreciation on forward currency contracts (Note 1)	20,420	2,002,343	—
Futures variation margin	—	—	864,666
Tax reclaims	—	—	103,748

Total Assets	2,311,360	191,295,684	19,456,334,276

LIABILITIES
Payables:
Investment securities purchased	—	—	62,247,372
Collateral for securities on loan (Note 1)	—	—	1,073,592,226
Foreign taxes (Note 1)	—	—	105,789
Unrealized depreciation on forward currency contracts (Note 1)	28,383	2,758,496	—
Investment advisory fees (Note 2)	52	—	10,375,272

Total Liabilities	28,435	2,758,496	1,146,320,659

NET ASSETS	$2,282,925	$188,537,188	$18,310,013,617

Net assets consist of:
Paid-in capital	$2,451,534	$238,802,436	$34,304,850,326
Undistributed (distributions in excess of) net investment income	(450)	110,432	(96,644,766)
Undistributed net realized gain (accumulated net realized loss)	84,997	2,679,200	(11,062,505,331)
Net unrealized depreciation	(253,156)	(53,054,880)	(4,835,686,612)

NET ASSETS	$2,282,925	$188,537,188	$18,310,013,617

Shares outstanding[c]	100,000	9,850,000	604,800,000

Net asset value per share	$22.83	$19.14	$30.27

[a]	Securities on loan with values of $ —, $ — and $1,018,118,873, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $14,220,215, respectively.
[c]	$0.001 par value, number of shares authorized: 25 million, 250 million and 2 billion, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 29, 2016

iShares MSCI Emerging Markets Minimum Volatility ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$3,006,239,664
Affiliated (Note 2)	101,642,547

Total cost of investments	$3,107,882,211

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,645,703,096
Affiliated (Note 2)	101,642,547

Total fair value of investments	2,747,345,643
Foreign currency, at value[b]	5,201,671
Cash	62,456
Receivables:
Investment securities sold	17,320,766
Due from custodian (Note 4)	184,938
Dividends and interest	6,158,253
Capital shares sold	14,977,613

Total Assets	2,791,251,340

LIABILITIES
Payables:
Investment securities purchased	33,814,078
Deposit for capital contribution	1,385,100
Collateral for securities on loan (Note 1)	97,466,967
Investment advisory fees (Note 2)	520,498

Total Liabilities	133,186,643

NET ASSETS	$2,658,064,697

Net assets consist of:
Paid-in capital	$3,372,699,792
Undistributed net investment income	6,513,073
Accumulated net realized loss	(360,252,591)
Net unrealized depreciation	(360,895,577)

NET ASSETS	$2,658,064,697

Shares outstanding[c]	56,800,000

Net asset value per share	$46.80

[a]	Securities on loan with a value of $91,914,325. See Note 1.
[b]	Cost of foreign currency: $5,270,443.
[c]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 29, 2016

	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$—	$—	$202,487,214
Dividends — affiliated (Note 2)	30,126	3,173,153	—
Interest — affiliated (Note 2)	1	75	26,829
Securities lending income — affiliated — net (Note 2)[c]	—	125,551	10,935,257

	30,127	3,298,779	213,449,300
Less: Other foreign taxes (Note 1)	—	—	(319,290)

Total investment income	30,127	3,298,779	213,130,010

EXPENSES
Investment advisory fees (Note 2)	6,062	792,226	74,750,709
Mauritius income taxes (Note 1)	—	—	894,693
Commitment fees (Note 9)	—	—	76,053
Interest expense (Note 9)	—	—	17,713

Total expenses	6,062	792,226	75,739,168
Less investment advisory fees waived (Note 2)	(5,798)	(786,614)	—

Net expenses	264	5,612	75,739,168

Net investment income	29,863	3,293,167	137,390,842

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	—	(1,070,467,660)
Investments — affiliated (Note 2)	(2,798)	(4,517,364)	—
In-kind redemptions — unaffiliated	—	—	(133,183,882)
In-kind redemptions — affiliated (Note 2)	—	(526,046)	—
Futures contracts	—	—	(13,019,242)
Foreign currency transactions	87,795	10,766,838	(3,847,135)

Net realized gain (loss)	84,997	5,723,428	(1,220,517,919)

Net change in unrealized appreciation/depreciation on:
Investments	(245,193)	(18,347,469)	(1,056,198,480)
Forward currency contracts	(7,963)	(3,841,091)	—
Futures contracts	—	—	9,122,039
Translation of assets and liabilities in foreign currencies	—	—	(972,651)

Net change in unrealized appreciation/depreciation	(253,156)	(22,188,560)	(1,048,049,092)

Net realized and unrealized loss	(168,159)	(16,465,132)	(2,268,567,011)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(138,296)	$(13,171,965)	$(2,131,176,169)

[a]	For the period from October 29, 2015 (commencement of operations) to February 29, 2016.
[b]	Net of foreign withholding tax of $ —, $ — and $21,492,979, respectively.
[c]	Net of securities lending income tax paid $ —, $ — and $334,502, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 29, 2016

iShares MSCI Emerging Markets Minimum Volatility ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$25,593,427
Interest — unaffiliated	36
Interest — affiliated (Note 2)	2,367
Securities lending income — affiliated — net (Note 2)	758,605

26,354,435
Less: Other foreign taxes (Note 1)	(12,255)

Total investment income	26,342,180

EXPENSES
Investment advisory fees (Note 2)	9,405,190
Mauritius income taxes (Note 1)	17,544
Commitment fees (Note 9)	3,694
Interest expense (Note 9)	12,096

Total expenses	9,438,524
Less investment advisory fees waived (Note 2)	(6,124,235)

Net expenses	3,314,289

Net investment income	23,027,891

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(149,095,599)
Foreign currency transactions	(1,064,370)

Net realized loss	(150,159,969)

Net change in unrealized appreciation/depreciation on:
Investments	(67,543,958)
Translation of assets and liabilities in foreign currencies	(223,947)

Net change in unrealized appreciation/depreciation	(67,767,905)

Net realized and unrealized loss	(217,927,874)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(194,899,983)

[a]	Net of foreign withholding tax of $2,408,667.

See notes to financial statements.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF
	Period from October 29, 2015[a] to February 29, 2016 (Unaudited)	Six months ended February 29, 2016 (Unaudited)	Period from September 23, 2014[a] to August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,863	$3,293,167	$1,465,817
Net realized gain	84,997	5,723,428	3,865,112
Net change in unrealized appreciation/depreciation	(253,156)	(22,188,560)	(30,866,320)

Net decrease in net assets resulting from operations	(138,296)	(13,171,965)	(25,535,391)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,313)	(3,182,735)	(1,468,085)
From net realized gain	—	(7,816,500)	—

Total distributions to shareholders	(30,313)	(10,999,235)	(1,468,085)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,451,534	37,141,003	260,396,098
Cost of shares redeemed	—	(36,297,520)	(21,527,717)

Net increase in net assets from capital share transactions	2,451,534	843,483	238,868,381

INCREASE (DECREASE) IN NET ASSETS	2,282,925	(23,327,717)	211,864,905

NET ASSETS
Beginning of period	—	211,864,905	—

End of period	$2,282,925	$188,537,188	$211,864,905

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(450)	$110,432	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,750,000	10,850,000
Shares redeemed	—	(1,800,000)	(950,000)

Net increase (decrease) in shares outstanding	100,000	(50,000)	9,900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets ETF (Consolidated)		iShares MSCI Emerging Markets Minimum Volatility ETF (Consolidated)
	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$137,390,842	$579,976,167	$23,027,891	$61,402,206
Net realized loss	(1,220,517,919)	(1,550,037,406)	(150,159,969)	(65,601,019)
Net change in unrealized appreciation/depreciation	(1,048,049,092)	(7,707,709,659)	(67,767,905)	(459,223,410)

Net decrease in net assets resulting from operations	(2,131,176,169)	(8,677,770,898)	(194,899,983)	(463,422,223)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(326,346,692)	(661,275,094)	(35,202,978)	(56,113,327)

Total distributions to shareholders	(326,346,692)	(661,275,094)	(35,202,978)	(56,113,327)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,173,712,042	1,756,006,247	425,810,670	1,088,475,713
Cost of shares redeemed	(2,407,040,562)	(15,752,495,900)	—	(186,946,485)

Net increase (decrease) in net assets from capital share transactions	(233,328,520)	(13,996,489,653)	425,810,670	901,529,228

INCREASE (DECREASE) IN NET ASSETS	(2,690,851,381)	(23,335,535,645)	195,707,709	381,993,678

NET ASSETS
Beginning of period	21,000,864,998	44,336,400,643	2,462,356,988	2,080,363,310

End of period	$18,310,013,617	$21,000,864,998	$2,658,064,697	$2,462,356,988

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(96,644,766)	$92,311,084	$6,513,073	$18,688,160

SHARES ISSUED AND REDEEMED
Shares sold	63,000,000	40,950,000	8,500,000	18,300,000
Shares redeemed	(79,650,000)	(402,300,000)	—	(3,300,000)

Net increase (decrease) in shares outstanding	(16,650,000)	(361,350,000)	8,500,000	15,000,000

See notes to financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI EM Minimum Volatility ETF

Period from Oct. 29, 2015[a] to Feb. 29, 2016 (Unaudited)
Net asset value, beginning of period	$24.50

Income from investment operations:
Net investment income[b]	0.30
Net realized and unrealized loss[c]	(1.67)

Total from investment operations	(1.37)

Less distributions from:
Net investment income	(0.30)

Total distributions	(0.30)

Net asset value, end of period	$22.83

Total return	(5.60)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,283
Ratio of expenses to average net assets[e,f]	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.78%
Ratio of net investment income to average net assets[e]	3.84%
Portfolio turnover rate[g,h]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 44 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Emerging Markets ETF

	Six months ended Feb. 29, 2016 (Unaudited)	Period from Sept. 23, 2014[a] to Aug. 31, 2015
Net asset value, beginning of period	$21.40	$24.44

Income from investment operations:
Net investment income[b]	0.33	0.41
Net realized and unrealized gain (loss)[c]	(1.51)	(2.80)

Total from investment operations	(1.18)	(2.39)

Less distributions from:
Net investment income	(0.30)	(0.65)
Net realized gain	(0.78)	—

Total distributions	(1.08)	(0.65)

Net asset value, end of period	$19.14	$21.40

Total return	(5.81)%[d]	(10.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,537	$211,865
Ratio of expenses to average net assets[e,f]	0.01%	0.02%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.78%	0.78%
Ratio of net investment income to average net assets[e]	3.24%	1.82%
Portfolio turnover rate[g,h]	8%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 43 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011
Net asset value, beginning of period	$33.79	$45.11	$38.44	$39.22	$42.71	$40.19

Income from investment operations:
Net investment income[a]	0.21	0.73	0.83	0.75	0.86	0.81
Net realized and unrealized gain (loss)[b]	(3.23)	(11.21)	6.55	(0.76)	(3.53)	2.56

Total from investment operations	(3.02)	(10.48)	7.38	(0.01)	(2.67)	3.37

Less distributions from:
Net investment income	(0.50)	(0.84)	(0.71)	(0.77)	(0.82)	(0.85)

Total distributions	(0.50)	(0.84)	(0.71)	(0.77)	(0.82)	(0.85)

Net asset value, end of period	$30.27	$33.79	$45.11	$38.44	$39.22	$42.71

Total return	(9.03)%[c]	(23.46)%	19.34%	(0.08)%	(6.18)%	8.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$18,310,014	$21,000,865	$44,336,401	$34,804,192	$34,256,628	$33,496,549
Ratio of expenses to average net assets[d]	0.73%	0.69%	0.67%	0.67%	0.68%	0.67%
Ratio of expenses to average net assets prior to waived fees[d]	0.73%	0.69%	0.68%	0.67%	0.69%	0.67%
Ratio of net investment income to average net assets[d]	1.32%	1.79%	1.98%	1.78%	2.13%	1.76%
Portfolio turnover rate[e]	11%	10%	22%	24%	15%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 6%, 7%, 7%, 9%, 10% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Minimum Volatility ETF (Consolidated)
	Six months ended Feb. 29, 2016 (Unaudited)	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.98	$62.47	$55.56	$55.32	$49.30

Income from investment operations:
Net investment income[b]	0.43	1.58	1.51	1.85	1.93
Net realized and unrealized gain (loss)[c]	(3.97)	(11.65)	6.94	(0.60)	5.41

Total from investment operations	(3.54)	(10.07)	8.45	1.25	7.34

Less distributions from:
Net investment income	(0.64)	(1.42)	(1.54)	(1.01)	(1.32)

Total distributions	(0.64)	(1.42)	(1.54)	(1.01)	(1.32)

Net asset value, end of period	$46.80	$50.98	$62.47	$55.56	$55.32

Total return	(7.00)%[d]	(16.32)%	15.44%	2.22%	15.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,658,065	$2,462,357	$2,080,363	$2,455,727	$387,227
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.72%	0.69%	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets[e]	1.75%	2.71%	2.58%	3.13%	4.08%
Portfolio turnover rate[f]	12%	28%	34%	23%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 29, 2016, the years ended August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 12%, 24%, 26%, 23% and 16%, respectively. See Note 4.

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI EM Minimum Volatility[a]	Non-diversified
Currency Hedged MSCI Emerging Markets	Non-diversified
MSCI Emerging Markets	Diversified
MSCI Emerging Markets Minimum Volatility	Diversified

[a]	The Fund commenced operations on October 29, 2015.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

Each of the iShares MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Minimum Volatility ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Funds’ include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI EM Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$2,284,906	$—	$—	$2,284,906
Money Market Funds	1,049	—	—	1,049

Total	$2,285,955	$—	$—	$2,285,955

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$20,420	—	$20,420
Liabilities:
Forward Currency Contracts	$—	$(28,383)	$—	$(28,383)

Total	$—	$(7,963)	$—	$(7,963)

Currency Hedged MSCI Emerging Markets
Investments:
Assets:
Exchange-Traded Funds	$188,657,533	$—	$—	$188,657,533
Money Market Funds	95,625	—	—	95,625

Total	$188,753,158	$—	$—	$188,753,158

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$2,002,343	$—	$2,002,343
Liabilities:
Forward Currency Contracts	$—	$(2,758,496)	$—	$(2,758,496)

Total	$—	$(756,153)	$—	$(756,153)

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Emerging Markets
Investments:
Assets:
Common Stocks	$17,603,350,832	$16,870,916	$9,361	$17,620,231,109
Preferred Stocks	577,103,270	—	—	577,103,270
Rights	46,773	—	—	46,773
Money Market Funds	1,099,130,164	—	—	1,099,130,164

Total	$19,279,631,039	$16,870,916	$9,361	$19,296,511,316

Derivative Financial Instruments: [a]
Liabilities:
Futures Contracts	$(455,882)	$—	$—	$(455,882)

Total	$(455,882)	$—	$—	$(455,882)

MSCI Emerging Markets Minimum Volatility
Investments:
Assets:
Common Stocks	$2,611,742,000	$8,677,610	$29	$2,620,419,639
Preferred Stocks	25,283,457	—	—	25,283,457
Money Market Funds	101,642,547	—	—	101,642,547

Total	$2,738,668,004	$8,677,610	$29	$2,747,345,643

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Currency Hedged MSCI EM Minimum Volatility ETF and

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares Currency Hedged MSCI Emerging Markets ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Funds’ statements of assets and liabilities.

Each of the iShares MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Minimum Volatility ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Further, each Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Funds’ investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of each Fund, such an interpretation, amendment, or override renegotiation may cause the Funds to incur capital gains tax in India. Tax laws in India also include provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive authoritative guidance on the final applicability of this provision to the Funds is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Emerging Markets
Barclays Capital Inc.	$16,580,371	$16,580,371	$—
BNP Paribas Prime Brokerage Inc.	17,203,104	17,203,104	—
Citigroup Global Markets Inc.	45,966,895	45,966,895	—
Credit Suisse Securities (Europe) Ltd.	13,161,191	13,161,191	—
Credit Suisse Securities (USA) LLC	135,968,213	135,968,213	—
Deutsche Bank AG	24,692,696	24,692,696	—
Deutsche Bank Securities Inc.	58,121,809	58,121,809	—
Goldman Sachs & Co.	94,464,747	94,464,747	—
Goldman Sachs International	81,189,354	81,189,354	—
HSBC Bank PLC	16,456,224	16,456,224	—
Jefferies LLC	789,601	789,601	—
JPMorgan Clearing Corp.	54,584,235	54,584,235	—
JPMorgan Securities PLC	16,374,440	16,374,440	—
Macquarie Capital (USA) Inc.	2,840,062	2,840,062	—
Merrill Lynch, Pierce, Fenner & Smith	22,538,038	22,538,038	—
Morgan Stanley & Co. International PLC	139,672,144	139,672,144	—
Morgan Stanley & Co. LLC	173,502,764	173,502,764	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	68,580,199	68,580,199	—
SG Americas Securities LLC	353,375	353,375	—
State Street Bank & Trust Company	644,943	644,943	—
UBS Ltd.	19,241,308	19,241,308	—
UBS Securities LLC	14,846,392	14,846,392	—
Wells Fargo Securities LLC	346,768	346,768	—

	$1,018,118,873	$1,018,118,873	$—

MSCI Emerging Markets Minimum Volatility
Citigroup Global Markets Inc.	$690,270	$690,270	$—
Credit Suisse Securities (USA) LLC	3,346,687	3,346,687	—
Deutsche Bank AG	400,595	400,595	—
Deutsche Bank Securities Inc.	1,015,357	1,015,357	—
Goldman Sachs & Co.	10,692,402	10,692,402	—
HSBC Bank PLC	18	18	—
Merrill Lynch, Pierce, Fenner & Smith	826,878	826,878	—
Morgan Stanley & Co. International PLC	54,543,895	54,543,895	—
Morgan Stanley & Co. LLC	18,435,072	18,435,072	—
SG Americas Securities LLC	954,270	954,270	—
State Street Bank & Trust Company	84,091	84,091	—
UBS Securities LLC	924,790	924,790	—

	$91,914,325	$91,914,325	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in each Fund’s consolidated statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Currency Hedged MSCI EM Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee of 0.78% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 on assets attributable to the Fund’s investments in the iShares MSCI Emerging Markets Minimum Volatility ETF (“EEMV”). BFA has also contractually agreed to a reduction of investment advisory fees for the Fund through December 31, 2017 on assets attributable to the Fund’s investment in EEMV (and those assets used by the Fund to hedge the currencies in which the securities in EEMV are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EEMV’s net total expense ratio after fee waiver plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 on assets attributable to the Fund’s investments in the iShares MSCI Emerging Markets ETF (“EEM”) (and those assets used by the Fund to hedge the currencies in which the securities in EEM are denominated against the U.S. dollar) such that the Fund’s total annual investment advisory fee is equal to EEM’s net total expense ratio after fee waiver.

For its investment advisory services to each of the iShares MSCI Emerging Markets and iShares MSCI Emerging Markets Minimum Volatility ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

BFA contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets ETF through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. For the iShares MSCI Emerging Markets Minimum Volatility ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2018 in order to limit total annual operating expenses after fee waiver to 0.25% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Emerging Markets	$34,138
MSCI Emerging Markets	2,683,268
MSCI Emerging Markets Minimum Volatility	186,086

For the six months ended February 29, 2016, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Emerging Markets ETF in the amount of $60,471, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income – affiliated – net” in the Fund’s consolidated statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Emerging Markets	$707,020	$7,925,563
MSCI Emerging Markets Minimum Volatility	5,790,146	1,407,498

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EM Minimum Volatility
iShares MSCI Emerging Markets Minimum Volatility ETF	—	49,350	(766)	48,584	$2,284,906	$30,126	$(2,798)

Currency Hedged MSCI Emerging Markets
iShares MSCI Emerging Markets ETF	6,243,211	1,588,697	(1,607,641)	6,224,267	$188,657,533	$3,173,153	$(5,043,410)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI EM Minimum Volatility	$121,596	$37,280
Currency Hedged MSCI Emerging Markets	15,962,404	16,111,194
MSCI Emerging Markets	1,335,676,079	1,186,478,303
MSCI Emerging Markets Minimum Volatility	318,305,639	321,202,862

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI EM Minimum Volatility	$2,448,581	$—
Currency Hedged MSCI Emerging Markets	36,871,940	35,944,998
MSCI Emerging Markets	847,790,269	1,145,440,105
MSCI Emerging Markets Minimum Volatility	189,501,082	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of futures contracts held by the iShares MSCI Emerging Markets ETF as of February 29, 2016 and the related locations in the consolidated statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$455,882

[a]	Represents cumulative depreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Emerging Markets ETF during the six months ended February 29, 2016 and the related locations in the consolidated statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(13,019,242)	$9,122,039

The following table shows the average quarter-end balances of open futures contracts for the the iShares MSCI Emerging Markets ETF for the six months ended February 29, 2016:

Average value of contracts purchased	$72,056,742

6.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of forward currency contracts held as of February 29, 2016 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts / Net assets consist of – net unrealized depreciation	$20,420	$2,002,343

Liabilities
	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts / Net assets consist of – net unrealized depreciation	$28,383	$2,758,496

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 29, 2016 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts:
Foreign currency transactions	$87,795	$10,766,838

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts:
Forward currency contracts	$(7,963)	$(3,841,091)

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 29, 2016:

	iShares Currency Hedged MSCI EM Minimum Volatility ETF	iShares Currency Hedged MSCI Emerging Markets ETF
Average amounts purchased in U.S. dollars	$2,599,781	$252,837,518
Average amounts sold in U.S. dollars	$4,748,065	$449,846,809

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statements of assets and liabilities as of February 29, 2016:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Currency Hedged MSCI EM Minimum Volatility ETF
Forward currency contracts	$20,420	$(17,637)	$2,783

iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts	$2,002,343	$(1,926,593)	$75,750

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI EM Minimum Volatility ETF
Forward currency contracts	$28,383	$(17,637)	$10,746

iShares Currency Hedged MSCI Emerging Markets ETF
Forward currency contracts	$2,758,496	$(1,926,593)	$831,903

7.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Currency Hedged MSCI EM Minimum Volatility ETF and iShares Currency Hedged MSCI Emerging Markets ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Minimum Volatility ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Emerging Markets	$4,817,904,318	$13,844,901	$228,196,854	$1,201,366,175	$873,167,649	$7,134,479,897
MSCI Emerging Markets Minimum Volatility	112,910,321	—	—	—	—	112,910,321

[a]	Must be utilized prior to losses subject to expiration.

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EM Minimum Volatility	$2,531,148	$—	$(245,193)	$(245,193)
Currency Hedged MSCI Emerging Markets	241,311,696	—	(52,558,538)	(52,558,538)
MSCI Emerging Markets	25,278,954,993	2,199,651,171	(8,182,094,848)	(5,982,443,677)
MSCI Emerging Markets Minimum Volatility	3,153,796,593	113,784,761	(520,235,711)	(406,450,950)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	LINE OF CREDIT

The iShares MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Minimum Volatility ETF, along with certain other iShares funds, are parties to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The terms of the credit agreement, as amended by the Board on September 17, 2015, became effective on October 28, 2015. Prior to this date, the maximum borrowing amount was $150 million and the commitment fee was 0.08% per annum on the unused portion of the credit agreement.

For the six months ended February 29, 2016, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
MSCI Emerging Markets	$45,000,000	$1,721,311	1.26%
MSCI Emerging Markets Minimum Volatility	49,300,000	1,885,792	1.26

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Board Review and Approval of Investment Advisory

Contract

iSHARES®, INC.

iShares Currency Hedged MSCI EM Minimum Volatility ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 16-17, 2015, the Board, including all of the Independent Directors, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that to the extent that the Fund invests in the unhedged iShares MSCI Emerging Markets Minimum Volatility ETF (“EEMV”), Fund shareholders would benefit from breakpoints in EEMV’s investment advisory fee rate as the assets of EEMV, on an aggregated basis with the assets of other iShares funds, increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI EM Minimum Volatility	$0.299951	$—	$0.003179	$0.303130	99%	—%	1%	100%
Currency Hedged MSCI Emerging Markets	0.300258	0.781650	—	1.081908	28	72	—	100
MSCI Emerging Markets	0.334713	—	0.166126	0.500839	67	—	33	100
MSCI Emerging Markets Minimum Volatility	0.528458	—	0.112762	0.641220	82	—	18	100

SUPPLEMENTAL INFORMATION	65

Notes:

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0216

FEBRUARY 29, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares FactorSelect™ MSCI Emerging ETF | EMGF | BATS

Fund Performance Overview

iSHARES® FACTORSELECTTM MSCI EMERGING ETF

Performance as of February 29, 2016

The iShares FactorSelect MSCI Emerging ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 8, 2015 (inception date of the Fund) through February 29, 2016, the total return for the Fund was -8.28%, net of fees, while the total return for the Index was -8.58%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(8.28)%	(8.04)%	(8.58)%

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (12/8/15) [a]	Ending Account Value (2/29/16)	Expenses Paid During Period [b]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$917.20	$1.30	$1,000.00	$1,021.90	$3.02	0.60%

[a]	The beginning of the period (commencement of operations) is December 8, 2015.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (83 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY SECTOR

As of 2/29/16

Sector/Investment Type	Percentage of Total Investments*

Financials	22.45%
Information Technology	14.36
Consumer Staples	13.25
Consumer Discretionary	11.61
Industrials	9.58
Investment Companies	6.91
Energy	6.50
Health Care	5.89
Materials	3.80
Utilities	3.72
Telecommunication Services	1.93

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/29/16

Country	Percentage of Total Investments*

China	27.45%
South Korea	16.32
South Africa	11.42
Taiwan	10.88
Russia	8.59
India	6.91
Brazil	6.52
Mexico	3.86
Qatar	1.66
Malaysia	1.46

TOTAL	95.07%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 (or commencement of operations, as applicable) and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

February 29, 2016

Security	Shares	Value
COMMON STOCKS — 87.01%

BRAZIL — 4.17%
BB Seguridade Participacoes SA	6,200	$37,580
CETIP SA — Mercados Organizados	2,400	22,858
EDP — Energias do Brasil SA	2,600	8,318
M. Dias Branco SA	300	4,783
Odontoprev SA	4,000	10,203
Porto Seguro SA	1,100	6,532
Raia Drogasil SA	2,300	26,593
Sul America SA	1,900	7,663
Transmissora Alianca de Energia Eletrica SA Units	1,000	4,740

		129,270
CHINA — 27.31%
AAC Technologies Holdings Inc.	7,500	52,034
ANTA Sports Products Ltd.	10,000	22,608
Beijing Capital International Airport Co. Ltd. Class H	16,000	13,930
China Communications Services Corp. Ltd. Class H	26,000	10,465
China Conch Venture Holdings Ltd.	13,500	21,111
China Everbright Ltd.	8,000	14,753
China Huishan Dairy Holdings Co. Ltd.[a]	67,000	25,159
China Jinmao Holdings Group Ltd.	40,000	9,979
China Medical System Holdings Ltd.	13,000	16,551
China Power International Development Ltd.	32,000	13,374
China Resources Beer Holdings Co. Ltd.	14,000	22,685
China Southern Airlines Co. Ltd. Class H	20,000	11,214
Chongqing Changan Automobile Co. Ltd. Class B	8,100	14,270
Chongqing Rural Commercial Bank Co. Ltd. Class H	23,000	10,766
CITIC Ltd.	44,000	59,865
Country Garden Holdings Co. Ltd.	60,000	21,836
Dongfeng Motor Group Co. Ltd. Class H	26,000	30,326
Far East Horizon Ltd.	19,000	14,049
Fosun International Ltd.	20,000	25,720
Geely Automobile Holdings Ltd.	50,000	18,518
Guangdong Investment Ltd.	30,000	36,458
Guangzhou R&F Properties Co. Ltd. Class H	10,800	12,750
Haitian International Holdings Ltd.	6,000	8,009
Jiangsu Expressway Co. Ltd. Class H	14,000	16,455

Security	Shares	Value
Longfor Properties Co. Ltd.	15,500	$19,036
Netease Inc.	395	53,171
New World China Land Ltd.	28,000	26,717
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	20,000	12,860
Shanghai Industrial Holdings Ltd.	4,000	8,611
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	7,300	13,143
Shenzhou International Group Holdings Ltd.	6,000	30,709
Shimao Property Holdings Ltd.	13,500	17,465
Sino Biopharmaceutical Ltd.	49,000	35,854
Sino-Ocean Land Holdings Ltd.	33,000	14,429
Sinopec Engineering Group Co. Ltd. Class H	11,500	8,311
Sinotrans Ltd. Class H	16,000	5,967
Sunac China Holdings Ltd.	18,000	11,574
Tencent Holdings Ltd.	1,600	29,197
Yuexiu Property Co. Ltd.	76,000	10,653
YY Inc. ADR[b]	153	7,964
Zhejiang Expressway Co. Ltd. Class H	16,000	14,177
Zhuzhou CSR Times Electric Co. Ltd. Class H	5,000	24,466

		847,189
COLOMBIA — 0.20%
Corp. Financiera Colombiana SA	550	6,297

		6,297
CZECH REPUBLIC — 0.22%
O2 Czech Republic AS	671	6,869

		6,869
HUNGARY — 0.99%
Richter Gedeon Nyrt	1,720	30,577

		30,577
MALAYSIA — 1.45%
Berjaya Sports Toto Bhd	11,700	8,904
HAP Seng Consolidated Bhd	1,300	2,374
PPB Group Bhd	6,100	23,211
Westports Holdings Bhd	11,000	10,542

		45,031
MEXICO — 3.84%
Gentera SAB de CV	11,500	21,630
Gruma SAB de CV Series B	2,200	35,434
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,300	26,153

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

February 29, 2016

Security	Shares	Value
Grupo Comercial Chedraui SA de CV	3,800	$10,045
Grupo Lala SAB de CV	7,400	17,376
OHL Mexico SAB de CVb	7,200	8,415

		119,053
POLAND — 0.65%
CCC SA	235	8,815
Enea SA	2,075	5,739
Tauron Polska Energia SA	9,102	5,759

		20,313
QATAR — 1.65%
Barwa Real Estate Co.	1,106	11,180
Qatar Electricity & Water Co. QSC	326	17,104
Qatar Insurance Co. SAQ	1,062	22,900

		51,184
RUSSIA — 7.23%
Alrosa PAO	18,700	17,316
Gazprom PAO	35,360	66,523
Lukoil PJSC	126	4,504
Moscow Exchange MICEX-RTS PJSC	11,300	14,832
Rostelecom PJSC	9,150	10,731
RusHydro PJSC	1,342,000	11,982
Sistema JSFC GDR[c]	1,729	9,613
Surgutneftegas OAO	67,300	35,245
Tatneft PAO Class S	12,510	53,387

		224,133
SOUTH AFRICA — 11.36%
Barloworld Ltd.	1,590	6,559
Brait SEb	3,334	32,571
Capitec Bank Holdings Ltd.	330	9,910
Coronation Fund Managers Ltd.	1,625	6,498
Discovery Ltd.	3,471	25,083
Fortress Income Fund Ltd.	6,951	14,466
Fortress Income Fund Ltd. Class A	10,642	10,120
Foschini Group Ltd. (The)	1,955	14,462
Hyprop Investments Ltd.	2,798	18,440
Liberty Holdings Ltd.	944	7,357
Life Healthcare Group Holdings Ltd.	9,745	21,651
Mondi Ltd.	1,217	21,872
Mr. Price Group Ltd.	2,318	24,208
Netcare Ltd.	10,448	21,399
Pick n Pay Stores Ltd.	2,906	10,372
PSG Group Ltd.	918	10,101
Resilient REIT Ltd.	3,175	24,740
RMB Holdings Ltd.	6,216	22,545

Security	Shares	Value
SPAR Group Ltd. (The)	1,866	$21,120
Telkom SA SOC Ltd.	1,179	4,032
Tiger Brands Ltd.	80	1,482
Truworths International Ltd.	4,289	23,313

		352,301
SOUTH KOREA — 14.27%
BGF retail Co. Ltd.	91	11,957
BNK Financial Group Inc.	2,607	18,150
CJ E&M Corp.	198	11,928
DGB Financial Group Inc.	1,550	10,403
Dongbu Insurance Co. Ltd.	446	24,343
Dongsuh Cos. Inc.	354	8,444
E-MART Inc.	216	30,740
GS Retail Co. Ltd.	289	11,918
Hanssem Co. Ltd.	94	19,382
Hyundai Department Store Co. Ltd.	148	16,216
Hyundai Marine & Fire Insurance Co. Ltd.	616	15,317
Hyundai Steel Co.	387	17,399
KEPCO Plant Service & Engineering Co. Ltd.[b]	225	12,954
KT&G Corp.	866	74,577
Lotte Chemical Corp.	156	40,302
Lotte Chilsung Beverage Co. Ltd.[b]	7	11,745
Lotte Confectionery Co. Ltd.[b]	8	15,512
Ottogi Corp.	13	12,047
Samsung Electronics Co. Ltd.	44	41,911
SK Telecom Co. Ltd.	94	17,748
Yuhan Corp.	94	19,648

		442,641
TAIWAN — 10.83%
Catcher Technology Co. Ltd.	6,000	46,943
Chicony Electronics Co. Ltd.	5,000	10,908
Eclat Textile Co. Ltd.	2,000	25,277
Feng TAY Enterprise Co. Ltd.	3,000	16,294
Foxconn Technology Co. Ltd.	9,000	17,739
Highwealth Construction Corp.	8,000	7,920
Largan Precision Co. Ltd.	1,000	76,282
Merida Industry Co. Ltd.	2,000	9,148
Phison Electronics Corp.	2,000	15,587
Ruentex Development Co. Ltd.	8,000	10,881
Ruentex Industries Ltd.	5,000	8,832
Simplo Technology Co. Ltd.	3,000	9,659
Taiwan Business Bank[b]	57,000	14,391
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	35,869

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

February 29, 2016

Security	Shares	Value
Transcend Information Inc.	2,000	$6,109
Wistron Corp.	13,000	7,745
WPG Holdings Ltd.	16,000	16,346

		335,930
THAILAND — 1.06%
Delta Electronics Thailand PCL NVDR	6,900	15,735
Thai Union Group PCL NVDR	31,000	17,314

		33,049
TURKEY — 1.16%
Eregli Demir ve Celik Fabrikalari TAS	12,489	14,582
Tofas Turk Otomobil Fabrikasi AS	1,560	10,612
Turkiye Sise ve Cam Fabrikalari AS	9,327	10,669

		35,863
UNITED ARAB EMIRATES — 0.62%
Dubai Islamic Bank PJSC	11,053	19,229

		19,229

TOTAL COMMON STOCKS
(Cost: $2,950,739)		2,698,929

PREFERRED STOCKS — 5.61%
BRAZIL — 2.32%
Centrais Eletricas Brasileiras SA Class B	2,200	5,401
Cia. Paranaense de Energia Class B	1,000	5,813
Gerdau SA	6,500	5,766
Itausa-Investimentos Itau SA	32,100	55,015

		71,995
RUSSIA — 1.32%
Surgutneftegas OAO	69,800	41,019

		41,019
SOUTH KOREA — 1.97%
AmorePacific Corp.	91	16,519
Hyundai Motor Co.	235	19,287
Hyundai Motor Co. Series 2	302	25,153

		60,959

TOTAL PREFERRED STOCKS
(Cost: $194,805)		173,973

Security	Shares	Value
INVESTMENT COMPANIES — 6.88%
INDIA — 6.88%
iShares MSCI India ETF[d]	8,883	$213,370

		213,370

TOTAL INVESTMENT COMPANIES
(Cost: $234,600)		213,370

SHORT-TERM INVESTMENTS — 0.91%
MONEY MARKET FUNDS — 0.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	24,230	24,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	1,230	1,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	2,887	2,887

		28,347

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,347)		28,347

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $3,408,491)		3,114,619
Other Assets, Less Liabilities — (0.41)%		(12,703)

NET ASSETS — 100.00%		$3,101,916

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Statement of Assets and Liabilities (Unaudited)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

February 29, 2016

ASSETS
Investments, at cost:
Unaffiliated	$3,145,544
Affiliated (Note 2)	262,947

Total cost of investments	$3,408,491

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,872,902
Affiliated (Note 2)	241,717

Total fair value of investments	3,114,619
Foreign currency, at value[b]	4,725
Receivables:
Dividends and interest	9,513

Total Assets	3,128,857

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	25,460
Investment advisory fees (Note 2)	1,481

Total Liabilities	26,941

NET ASSETS	$3,101,916

Net assets consist of:
Paid-in capital	$3,384,592
Undistributed net investment income	12,319
Accumulated net realized loss	(754)
Net unrealized depreciation	(294,241)

NET ASSETS	$3,101,916

Shares outstanding[c]	100,000

Net asset value per share	$31.02

[a]	Securities on loan with a value of $23,908. See Note 1.
[b]	Cost of foreign currency: $4,698.
[c]	$0.001 par value, number of shares authorized: 25 million.

See notes to financial statements.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

Period from December 8, 2015 (commencement of operations) to February 29, 2016

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$14,213
Dividends — affiliated (Note 2)	1,779
Interest — affiliated (Note 2)	1
Securities lending income — affiliated — net (Note 2)	651

Total investment income	16,644

EXPENSES
Investment advisory fees (Note 2)	4,658

Total expenses	4,658
Less investment advisory fees waived (Note 2)	(333)

Net expenses	4,325

Net investment income	12,319

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Foreign currency transactions	(754)

Net realized loss	(754)

Net change in unrealized appreciation/depreciation on:
Investments	(293,872)
Translation of assets and liabilities in foreign currencies	(369)

Net change in unrealized appreciation/depreciation	(294,241)

Net realized and unrealized loss	(294,995)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(282,676)

[a]	Net of foreign withholding tax of $2,631.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Changes in Net Assets

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

Period from December 8, 2015[a] to February 29, 2016 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,319
Net realized loss	(754)
Net change in unrealized appreciation/depreciation	(294,241)

Net decrease in net assets resulting from operations	(282,676)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,384,592

Net increase in net assets from capital share transactions	3,384,592

INCREASE IN NET ASSETS	3,101,916

NET ASSETS
Beginning of period	—

End of period	$3,101,916

Undistributed net investment income included in net assets at end of period	$12,319

SHARES ISSUED
Shares sold	100,000

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

(For a share outstanding throughout the period)

Period from Dec. 8, 2015[a] to Feb. 29, 2016 (Unaudited)
Net asset value, beginning of period	$33.82

Income from investment operations:
Net investment income[b]	0.12
Net realized and unrealized loss[c]	(2.92)

Total from investment operations	(2.80)

Net asset value, end of period	$31.02

Total return	(8.28)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,102
Ratio of expenses to average net assets[e]	0.60%
Ratio of expenses to average net assets prior to waived fees[e]	0.65%
Ratio of net investment income to average net assets[e]	1.72%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 29, 2016 was 0%. See Note 4. There were purchases activities only and none for Sales. Therefore the PTO ratio is a true zero %.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Notes to Financial Statements (Unaudited)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
FactorSelect MSCI Emerging[a]	Non-diversified

[a]	The Fund commenced operations on December 8, 2015.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	15

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 29, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stocks	$2,682,378	$16,551	$—	$2,698,929
Preferred Stocks	173,973	—	—	173,973
Investment Companies	213,370	—	—	213,370
Money Market Funds	28,347	—	—	28,347

Total	$3,098,068	$16,551	$—	$3,114,619

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 29, 2016 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2016, if any, are disclosed in the Fund’s statement of assets and liabilities.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Credit Suisse Securities (USA) LLC	$23,908	$23,908	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at period end and is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.65% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2016 on those assets attributable to the Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the period ended February 29, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $163.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statement of operations.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the period ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income
iShares MSCI India ETF	—	8,883	—	8,883	$213,370	$1,779

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 29, 2016, were $2,180,357 and $—, respectively.

In-kind purchases and sales (see Note 4) for the period ended February 29, 2016, were $1,199,787 and $—, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct or indirect investment in equity instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2016, the cost of investments for federal income tax purposes was $3,408,491. Net unrealized depreciation was $293,872, of which $54,163 represented gross unrealized appreciation on securities and $348,035 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2016, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $250 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2016. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the period ended February 29, 2016.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 24-25, 2015, the Board, including all of the Independent Directors, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were higher than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group. The Board noted management’s assertion that many of the funds in the Lipper Group are single-factor funds, while the Fund is a multi-factor fund. The Board further noted that management further discussed, and the Board considered, the differing characteristics and likely client uses for funds that are multi-factor versus single-factor.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Board Review and Approval of Investment Advisory

Contract  (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and its Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether, in the future, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board noted that there are various ways to share potential economies of scale with iShares fund shareholders, including through fee reductions (that may take the form of breakpoints, price cuts, and/or waivers), continued investment in services to iShares fund shareholders, and fee levels that anticipate scale.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® FACTORSELECT™ MSCI EMERGING ETF

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Notes:

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0216

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 29, 2016